UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income
ETFs, Schwab Core Bond ETF, Schwab Government
Money Market ETF and Schwab Ultra-Short Income
ETF
(Exact name of registrant as specified in charter)

9800 Schwab Way, Lone Tree, Colorado 80124
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Fixed-Income ETFs, Schwab Core Bond ETF, Schwab Government Money Market ETF and
Schwab Ultra-Short Income ETF

9800 Schwab Way, Lone Tree, Colorado 80124
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2025

Schwab U.S. TIPS ETF

Ticker Symbol: SCHP

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 6.85% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
which returned 7.01%. The fund does not seek to
track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Treasury Inflation-Linked Bond Index
(Series-L)
SM
●
The difference in process between the fund and the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
caused
the fund to experience higher than normal reporting deviations from the Bloomberg US Treasury Inflation-Linked Bond Index
(Series-L)
SM
, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Treasury Inflation-Linked Bond Index
(Series-L)
SM
, returns are consistent with expectations
■

Approximately two thirds of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.
Schwab U.S. TIPS ETF | Annual Report
1
REG126640-01  00321751

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010) 1,2	6.85%	1.05%	3.02%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	2.01%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	7.01%	1.12%	3.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
2
Schwab U.S. TIPS ETF | Annual Report

Statistics

Net Assets (millions)	$14,631
Number of Holdings	49
Portfolio Turnover Rate (excludes in-kind transactions)	23%
Advisory Fees Paid by the Fund	$3,984,990
Weighted Average Maturity (Source: Aladdin)	7.1 Yrs
Weighted Average Duration (Source: Aladdin)	6.3 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. TIPS ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. TIPS ETF | Annual Report

Annual Report |
December 31, 2025

Schwab Short-Term U.S. Treasury ETF

Ticker Symbol: SCHO

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 5.10% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index which returned 5.17%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Treasury 1-3 Year Index
●
The difference in process between the fund and the Bloomberg US Treasury 1-3 Year Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Treasury 1-3 Year Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Treasury 1-3 Year Index, returns are consistent with expectations
■

More than half of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.
Schwab Short-Term U.S. Treasury ETF | Annual Report
1
REG126638-01  00321748

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010) 1,2	5.10%	1.72%	1.78%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	2.01%
Bloomberg US Treasury 1-3 Year Index	5.17%	1.75%	1.83%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
2
Schwab Short-Term U.S. Treasury ETF | Annual Report

Statistics

Net Assets (millions)	$11,905
Number of Holdings	97
Portfolio Turnover Rate (excludes in-kind transactions)	67%
Advisory Fees Paid by the Fund	$3,377,895
Weighted Average Maturity (Source: Aladdin)	2.0 Yrs
Weighted Average Duration (Source: Aladdin)	1.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Short-Term U.S. Treasury ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Short-Term U.S. Treasury ETF | Annual Report

Annual Report |
December 31, 2025

Schwab Intermediate-Term U.S. Treasury ETF

Ticker Symbol: SCHR

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 7.37% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index which returned 7.51%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Treasury 3-10 Year Index
●
The difference in process between the fund and the Bloomberg US Treasury 3-10 Year Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Treasury 3-10 Year Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Treasury 3-10 Year Index, returns are consistent with expectations
■

Slightly more than half of the fund’s gains came from price appreciation. Coupon income generated by the fund’s holdings also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report
1
REG126635-01  00321744

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010) 1,2	7.37%	-0.24%	1.64%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	2.01%
Bloomberg US Treasury 3-10 Year Index	7.51%	-0.19%	1.70%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
2
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report

Statistics

Net Assets ( millions )	$12,200
Number of Holdings	102
Portfolio Turnover Rate (excludes in-kind transactions)	42%
Advisory Fees Paid by the Fund	$3,300,354
Weighted Average Maturity (Source: Aladdin)	5.6 Yrs
Weighted Average Duration (Source: Aladdin)	4.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s
prospectus
,
Statemen
t of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Intermediate-Term U.S. Treasury ETF | Annual Report

Annual Report |
December 31, 2025

Schwab Long-Term U.S. Treasury ETF

Ticker Symbol: SCHQ

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 5.33% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index which returned 5.59%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Long Treasury Index
●
The difference in process between the fund and the Bloomberg US Long Treasury Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Long Treasury Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Long Treasury Index, returns are consistent with expectations
■

Approximately three quarters of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.
Schwab Long-Term U.S. Treasury ETF | Annual Report
1
REG126636-01  00321746

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
T
o obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019) 1,2	5.33%	-7.32%	-4.21%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	0.84%
Bloomberg US Long Treasury Index	5.59%	-7.23%	-4.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
2
Schwab Long-Term U.S. Treasury ETF | Annual Report

Statistics

Net Assets (millions)	$1,002
Number of Holdings	97
Portfolio Turnover Rate (excludes in-kind transactions)	19%
Advisory Fees Paid by the Fund	$252,131
Weighted Average Maturity (Source: Aladdin)	21.9 Yrs
Weighted Average Duration (Source: Aladdin)	13.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Long-Term U.S. Treasury ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Long-Term U.S. Treasury ETF | Annual Report

Annual Report |
December 31, 2025

Schwab U.S. Aggregate Bond ETF

Ticker Symbol: SCHZ

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 7.19% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index returned 7.30%.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Aggregate Bond Index
●
The difference in process between the fund and the Bloomberg US Aggregate Bond Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Aggregate Bond Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Aggregate Bond Index, returns are consistent with expectations
■

Slightly more than half of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.
■

The fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date.
The fund’s average month-end position in these securities was 1.2%, with a minimum exposure of 0.9% and a maximum exposure of 1.6% over the period.

Portfolio holdings may have changed since the report date.
Schwab U.S. Aggregate Bond ETF | Annual Report
1
REG126639-01  00321750

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011) 1,2	7.19%	-0.44%	1.93%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
2
Schwab U.S. Aggregate Bond ETF | Annual Report

Statistics

Net Assets (millions)	$9,526
Number of Holdings	11,735
Portfolio Turnover Rate (excludes in-kind transactions)	37%
Advisory Fees Paid by the Fund	$2,636,488
Weighted Average Maturity (Source: Aladdin)	8.0 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Qualified Interest Income	93.25%
Business Interest Deduction (163j)	99.92%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Aggregate Bond ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial i
nformation,
holdings
,
certain
tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies
and
procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Aggregate Bond ETF | Annual Report

Annual Report |
December 31, 2025

Schwab 1-5 Year Corporate Bond ETF

Ticker Symbol: SCHJ

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 6.77% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index which returned 6.81%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US 1-5 Year Corporate Bond Index
●
The difference in process between the fund and the Bloomberg US 1-5 Year Corporate Bond Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US 1-5 Year Corporate Bond Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US 1-5 Year Corporate Bond Index, returns are consistent with expectations
■

Approximately two thirds of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.
Schwab 1-5 Year Corporate Bond ETF | Annual Report
1
REG126633-01  00321741

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019) 1,2	6.77%	2.20%	2.70%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	0.84%
Bloomberg US 1-5 Year Corporate Bond Index	6.81%	2.26%	2.77%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
2
Schwab 1-5 Year Corporate Bond ETF | Annual Report

Statistics

Net Assets (millions)	$674
Number of Holdings (excludes derivatives)	3,135
Portfolio Turnover Rate (excludes in-kind transactions)	38%
Advisory Fees Paid by the Fund	$166,281
Weighted Average Maturity (Source: Aladdin)	2.9 Yrs
Weighted Average Duration (Source: Aladdin)	2.6 Yrs
Qualified Interest Income	82.04%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab 1-5 Year Corporate
Bond
ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 1-5 Year Corporate Bond ETF | Annual Report

Annual Report |
December 31, 2025

Schwab 5-10 Year Corporate Bond ETF

Ticker Symbol: SCHI

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 9.42% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index which returned 9.58%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US 5-10 Year Corporate Bond Index
●
The difference in process between the fund and the Bloomberg US 5-10 Year Corporate Bond Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US 5-10 Year Corporate Bond Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US 5-10 Year Corporate Bond Index, returns are consistent with expectations
■

Approximately half of the fund’s gains came from coupon income generated by the fund’s holdings with the other half coming from price appreciation

Portfolio holdings may have changed since the report date.
Schwab 5-10 Year Corporate Bond ETF | Annual Report
1
REG126634-01  00321742

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019) 1,2	9.42%	0.77%	2.25%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	0.84%
Bloomberg US 5-10 Year Corporate Bond Index	9.58%	0.86%	2.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
2
Schwab 5-10 Year Corporate Bond ETF | Annual Report

Statistics

Net Assets (millions)	$9,809
Number of Holdings (excludes derivatives)	2,323
Portfolio Turnover Rate (excludes in-kind transactions)	22%
Advisory Fees Paid by the Fund	$2,605,179
Weighted Average Maturity (Source: Aladdin)	7.3 Yrs
Weighted Average Duration (Source: Aladdin)	6.0 Yrs
Qualified Interest Income	85.18%
Business Interest Deduction (163j)	99.64%
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab 5-10 Year Corporate Bond ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab
ETFs
’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 5-10 Year Corporate Bond ETF | Annual Report

Annual Report |
December 31, 2025

Schwab Municipal Bond ETF

Ticker Symbol: SCMB

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
annual shareholder report
contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 3.70% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 4.25%. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index which returned 3.73%. The fund does not seek to track the regulatory index.
Differences between the return of the fund and the return of the ICE AMT-Free Core U.S. National Municipal Index may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

The fund was modestly overweight to securities with intermediate maturities and higher credit ratings (and was correspondingly underweight to securities with longer maturities and lower credit ratings) compared to the ICE AMT-Free Core U.S. National
Municipal Index. This selection of securities largely tracked the broader market and resulted in similar performance to the ICE
AMT-Free Core U.S. National Municipal Index over the reporting period.
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.
Schwab Municipal Bond ETF | Annual Report
1
REG126637-01  00321747

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 12, 2022 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022) 1,2	3.70%	4.23%
Bloomberg Municipal Bond Index 3	4.25%	4.61%
ICE AMT-Free Core U.S. National Municipal Index	3.73%	4.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
2
Schwab Municipal Bond ETF | Annual Report

Statistics

Net Assets (millions)	$2,766
Number of Holdings	5,629
Portfolio Turnover Rate (excludes in-kind transactions)	17%
Advisory Fees Paid by the Fund	$517,889
Weighted Average Maturity (Source: Aladdin)	7.6 Yrs
Weighted Average Duration (Source: Aladdin)	6.8 Yrs
Tax Exempt Income Distribution	99.98%
Portfolio Composition By Security Type % of Investments

Portfolio holdings
may
have changed since the report date.
Schwab Municipal Bond ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Municipal Bond ETF | Annual Report

Annual Report |
December 31, 2025

Schwab Core Bond ETF

Ticker Symbol: SCCR

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of February 5, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Bond ETF	$15 *	0.16% **
*
For the period from 02/05/2025 (commencement of operations) through 12/31/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the reporting period of February 5, 2025
1
, through December 31, 2025, the fund’s NAV return was 7.14% (for an explanation of
NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index returned 6.47% for the reporting period.
■

Top contributors to relative return:
●
An overweight to taxable municipal bond securities
●
An overweight to mortgage-backed securities
●
An underweight to 25–30-year maturity securities and an overweight to 10-15-year maturity securities
■

Top detractors from relative return:
●
No exposure to commercial mortgage-backed securities and asset-backed securities which generated positive returns
●
Security selection within the credit sector
●
An overweight to corporate bonds in the information technology sector
■

More than half of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.
1
Inception represents the date that the shares began trading in the secondary market.
Schwab Core Bond ETF | Annual Report
1
REG129744-00  00321749

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 5, 2025 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	Since Inception*
Fund: Schwab Core Bond ETF (02/05/2025) 1,2	7.14%
Bloomberg US Aggregate Bond Index	6.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (02/05/2025) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
2
Schwab Core Bond ETF | Annual Report

Statistics

Net Assets (millions)	$1,096
Number of Holdings	458
Portfolio Turnover Rate (not annualized)	96%
Advisory Fees Paid by the Fund	$721,766
Weighted Average Maturity (Source: Aladdin)	8.0 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Qualified Interest Income	97.17%
Business Interest Deduction (163j)	98.76%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Core Bond ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Core Bond ETF | Annual Report

Annual Report |
December 31, 2025

Schwab Ultra-Short Income ETF

Ticker Symbol: SCUS

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ultra-Short Income ETF	$14	0.14%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 4.64% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The ICE BofA US 3-Month Treasury Bill Index which returned 4.18%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

For the first eight months of the reporting period, the fund’s duration was relatively short at approximately four months
■

Starting in late August, three-year corporate bonds were added to the portfolio to extend duration to over eight months as Federal
Reserve rate cut expectations increased
■

As of the end of the reporting period, 8.3% of the fund was invested in repurchase agreements secured by collateral other than cash and government securities, such as debt securities and equity securities (alternative collateral). These repurchase agreements benefitted the fund by providing the fund with price stability and higher yield relative to other securities of similar maturities.

Portfolio holdings may have changed since the report date.
Schwab Ultra-Short Income ETF | Annual Report
1
REG126660-01  00321772

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 13, 2024 - December 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Ultra-Short Income ETF (08/13/2024) 1,2	4.64%	4.78%
Bloomberg US Aggregate Bond Index 3	7.30%	4.24%
ICE BofA US 3-Month Treasury Bill Index	4.18%	4.42%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US 3-Month Treasury
Bill Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Ultra-Short Income ETF | Annual Report

Statistics

Net Assets (millions)	$184
Number of Holdings	173
Portfolio Turnover Rate	50%
Advisory Fees Paid by the Fund	$146,233
Weighted Average Maturity (Source: Aladdin)	0.7 Yrs
Weighted Average Duration (Source: Aladdin)	0.6 Yrs
Qualified Interest Income	64.31%
Business Interest Deduction (163j)	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
Schwab Ultra-Short Income ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Ultra-Short Income ETF | Annual Report

Annual Report |
December 31, 2025

Schwab Government Money Market ETF

Ticker Symbol: SGVT

Principal
U.S.
Listing
Exchange
:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of June 12, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market ETF	$16 *	0.28% **
*
For the period from 06/12/2025 (commencement of operations) through 12/31/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

Statistics

Net Assets (millions)	$457
Number of Holdings	199
Advisory Fees Paid by the Fund	$310,588
Weighted Average Maturity	38 Days
30-Day SEC Yield	3.54%
Business Interest Deduction (163j)	100.00%
Qualified Interest Income	97.30%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Because the share price and net asset value (NAV) of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not
expect that the sponsor will provide financial
support to the fund at any time.
Portfolio holdings may have changed since the report date.
Schwab Government Money Market ETF | A
nnual
Report
1
REG129745-00  00321752

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online
at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market ETF | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-four operational series. Eleven series have a fiscal year-end of December 31, seven series have a fiscal year-end of the last day of February, two series have a fiscal year end of March 31, and fourteen series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-four operational series during 2025/2026 and the thirty-two operational series during 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$650,550	$601,700	$0	$0	$111,690	$101,835	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2)	There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025: $1,966,481	2024: $1,874,341

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kimberly S. Patmore, Michael J. Beer and J. Derek Penn.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2025
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI
Schwab Municipal Bond ETF	SCMB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$25.81	$26.08	$25.89	$31.42	$31.03
Income (loss) from investment operations:
Net investment income (loss)[3]	1.11	0.77	0.75	1.81	1.47
Net realized and unrealized gains (losses)	0.64	(0.27)	0.23	(5.47)	0.30
Total from investment operations	1.75	0.50	0.98	(3.66)	1.77
Less distributions:
Distributions from net investment income	(1.07)	(0.77)	(0.79)	(1.87)	(1.38)
Net asset value at end of period	$26.49	$25.81	$26.08	$25.89	$31.42
Total return	6.85%	1.95%	3.87%	(11.96%)	5.80%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%[4]	0.05%[5,6]	0.05%
Net investment income (loss)	4.17%	2.95%	2.88%	6.34%	4.69%
Portfolio turnover rate[7]	23%	24%	26%	18%	19%
Net assets, end of period (x 1,000,000)	$14,631	$11,489	$11,420	$13,832	$21,304

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2023, is a blended ratio.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 01/15/27	344,815,807	340,706,913
2.38%, 01/15/27	173,742,172	175,245,216
0.13%, 04/15/27	438,033,254	430,221,238
0.38%, 07/15/27	388,723,555	384,311,659
1.63%, 10/15/27	439,248,970	442,714,337
0.50%, 01/15/28	396,510,313	389,663,412
1.75%, 01/15/28	164,034,835	165,328,955
1.25%, 04/15/28	433,451,114	431,841,840
3.63%, 04/15/28	167,571,687	175,924,130
0.75%, 07/15/28	344,370,589	340,435,156
2.38%, 10/15/28	446,239,518	459,757,228
0.88%, 01/15/29	297,253,736	292,858,126
2.50%, 01/15/29	151,643,136	156,624,780
2.13%, 04/15/29	454,492,019	464,389,265
3.88%, 04/15/29	192,844,237	207,880,302
0.25%, 07/15/29	350,566,756	337,980,919
1.63%, 10/15/29	473,430,739	478,303,146
0.13%, 01/15/30	395,964,960	375,776,726
1.63%, 04/15/30	490,828,112	493,546,219
0.13%, 07/15/30	435,985,038	411,759,311
1.13%, 10/15/30	503,006,436	495,647,452
0.13%, 01/15/31	449,669,598	419,462,054
0.13%, 07/15/31	457,869,836	424,513,469
0.13%, 01/15/32	497,584,569	454,862,406
3.38%, 04/15/32	70,551,160	77,926,727
0.63%, 07/15/32	516,357,764	484,742,675
1.13%, 01/15/33	510,727,233	490,311,780
1.38%, 07/15/33	500,330,762	487,953,980
1.75%, 01/15/34	528,945,088	526,172,569
1.88%, 07/15/34	549,128,216	551,559,482
2.13%, 01/15/35	576,813,601	587,244,006
1.88%, 07/15/35	598,085,883	596,635,345
2.13%, 02/15/40	89,332,832	88,492,300
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	133,426,666	130,663,440
0.75%, 02/15/42	209,007,037	162,769,476
0.63%, 02/15/43	169,037,743	125,806,543
1.38%, 02/15/44	231,757,030	194,050,625
0.75%, 02/15/45	256,319,591	186,829,530
1.00%, 02/15/46	131,245,663	98,909,212
0.88%, 02/15/47	160,584,888	115,744,288
1.00%, 02/15/48	116,369,741	84,966,435
1.00%, 02/15/49	105,832,390	76,100,971
0.25%, 02/15/50	164,837,509	94,802,337
0.13%, 02/15/51	161,975,740	87,413,480
0.13%, 02/15/52	194,460,910	102,675,186
1.50%, 02/15/53	176,355,353	137,366,076
2.13%, 02/15/54	179,344,877	161,112,802
2.38%, 02/15/55	175,361,338	166,292,614
Total Treasuries (Cost $15,221,917,519)		14,566,296,138

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (a)	341,562	341,562
Total Short-Term Investments (Cost $341,562)		341,562
Total Investments in Securities (Cost $15,222,259,081)		14,566,637,700

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$14,566,296,138	$—	$14,566,296,138
Short-Term Investments[1]	341,562	—	—	341,562
Total	$341,562	$14,566,296,138	$—	$14,566,637,700

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $15,222,259,081)		$14,566,637,700
Receivables:
Investments sold		235,121,127
Interest		64,501,339
Dividends	+	56,525
Total assets		14,866,316,691

Liabilities
Payables:
Investments bought		234,497,466
Management fees	+	373,927
Total liabilities		234,871,393
Net assets		$14,631,445,298

Net Assets by Source
Capital received from investors		$16,561,307,110
Total distributable loss	+	(1,929,861,812)
Net assets		$14,631,445,298

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,631,445,298		552,300,000		$26.49

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$556,998,578
Dividends received from securities - unaffiliated issuers	+	554,747
Total investment income		557,553,325

Expenses
Management fees		3,984,990
Total expenses	–	3,984,990
Net investment income		553,568,335

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(201,010,146)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	28,130,922
Net realized losses		(172,879,224)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	454,953,785
Net realized and unrealized gains		282,074,561
Increase in net assets resulting from operations		$835,642,896
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$553,568,335	$333,559,040
Net realized losses		(172,879,224)	(249,856,390)
Net change in unrealized appreciation (depreciation)	+	454,953,785	117,034,861
Increase in net assets resulting from operations		$835,642,896	$200,737,511

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($552,426,290 )	($333,819,075 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		187,800,000	$5,007,462,941	119,700,000	$3,132,767,936
Shares redeemed	+	(80,700,000)	(2,148,288,688)	(112,400,000)	(2,931,011,084)
Net transactions in fund shares		107,100,000	$2,859,174,253	7,300,000	$201,756,852

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		445,200,000	$11,489,054,439	437,900,000	$11,420,379,151
Total increase	+	107,100,000	3,142,390,859	7,300,000	68,675,288
End of period		552,300,000	$14,631,445,298	445,200,000	$11,489,054,439

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close of U.S.
markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$24.14	$24.22	$24.12	$25.42	$25.70
Income (loss) from investment operations:
Net investment income (loss)[3]	0.99	1.03	0.91	0.34	0.11
Net realized and unrealized gains (losses)	0.22	(0.08)	0.10	(1.32)	(0.28)
Total from investment operations	1.21	0.95	1.01	(0.98)	(0.17)
Less distributions:
Distributions from net investment income	(0.99)	(1.03)	(0.91)	(0.32)	(0.11)
Net asset value at end of period	$24.36	$24.14	$24.22	$24.12	$25.42
Total return	5.10%	4.04%	4.26%	(3.85%)	(0.66%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	4.06%	4.25%	3.78%	1.39%	0.41%
Portfolio turnover rate[7]	67%	67%	81%	106%	73%
Net assets, end of period (x 1,000,000)	$11,905	$11,230	$11,900	$10,256	$8,956

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.63%, 02/15/27	6,926,500	7,175,284
6.38%, 08/15/27	8,808,700	9,211,114
6.13%, 11/15/27	18,858,500	19,757,596
5.50%, 08/15/28	11,237,600	11,791,322
5.25%, 11/15/28	18,750,000	19,614,349
U.S. Treasury Notes
4.00%, 01/15/27	121,234,100	121,837,725
1.50%, 01/31/27	183,561,500	179,671,134
4.13%, 01/31/27	167,155,800	168,236,195
2.25%, 02/15/27	108,113,000	106,621,992
4.13%, 02/15/27	128,803,300	129,663,487
1.13%, 02/28/27	33,163,800	32,274,377
1.88%, 02/28/27	121,211,900	118,986,243
4.13%, 02/28/27	167,105,200	168,244,022
4.25%, 03/15/27	134,436,700	135,589,212
0.63%, 03/31/27	53,806,200	51,951,199
2.50%, 03/31/27	122,566,100	121,079,251
3.88%, 03/31/27	166,662,500	167,407,681
4.50%, 04/15/27	140,612,700	142,361,950
0.50%, 04/30/27	75,791,100	72,886,527
2.75%, 04/30/27	116,963,900	115,839,713
3.75%, 04/30/27	167,280,700	167,822,807
2.38%, 05/15/27	130,650,600	128,693,101
4.50%, 05/15/27	139,288,500	141,149,144
0.50%, 05/31/27	75,641,700	72,564,081
2.63%, 05/31/27	115,470,300	114,103,363
3.88%, 05/31/27	167,050,700	167,921,602
4.63%, 06/15/27	140,625,800	142,894,347
0.50%, 06/30/27	88,387,500	84,587,589
3.25%, 06/30/27	113,958,400	113,586,497
3.75%, 06/30/27	167,289,500	167,945,994
4.38%, 07/15/27	139,612,100	141,482,525
0.38%, 07/31/27	104,982,000	100,019,606
2.75%, 07/31/27	110,997,300	109,759,192
3.88%, 07/31/27	167,293,700	168,290,034
2.25%, 08/15/27	105,362,000	103,332,707
3.75%, 08/15/27	140,138,300	140,742,983
0.50%, 08/31/27	90,092,400	85,796,866
3.13%, 08/31/27	107,699,900	107,091,783
3.63%, 08/31/27	167,293,900	167,672,670
3.38%, 09/15/27	140,625,400	140,388,952
0.38%, 09/30/27	115,613,200	109,599,545
3.50%, 09/30/27	167,297,600	167,359,417
4.13%, 09/30/27	106,680,900	107,839,252
3.88%, 10/15/27	140,625,900	141,589,764
0.50%, 10/31/27	111,819,300	105,968,042
3.50%, 10/31/27	167,292,900	167,348,174
4.13%, 10/31/27	104,258,000	105,428,734
2.25%, 11/15/27	107,090,100	104,732,597
4.13%, 11/15/27	140,501,300	142,128,417
0.63%, 11/30/27	120,027,800	113,761,077
3.38%, 11/30/27	167,297,000	166,989,575
3.88%, 11/30/27	101,182,600	101,915,638
4.00%, 12/15/27	140,625,000	142,011,844
0.63%, 12/31/27	133,281,300	126,015,043
3.38%, 12/31/27	167,231,000	166,910,910
3.88%, 12/31/27	104,258,000	105,051,904
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 01/15/28	140,623,900	142,716,510
0.75%, 01/31/28	147,816,200	139,777,290
3.50%, 01/31/28	104,233,900	104,270,017
2.75%, 02/15/28	145,014,700	142,855,315
4.25%, 02/15/28	140,620,200	142,794,638
1.13%, 02/29/28	150,316,600	142,992,709
4.00%, 02/29/28	103,892,400	104,991,405
3.88%, 03/15/28	140,620,900	141,767,593
1.25%, 03/31/28	135,977,200	129,447,140
3.63%, 03/31/28	104,258,000	104,558,148
3.75%, 04/15/28	140,621,600	141,377,765
1.25%, 04/30/28	149,293,400	141,855,080
3.50%, 04/30/28	104,225,600	104,223,985
2.88%, 05/15/28	151,309,600	149,190,872
3.75%, 05/15/28	140,624,500	141,413,136
1.25%, 05/31/28	149,418,100	141,692,900
3.63%, 05/31/28	100,105,500	100,381,241
3.88%, 06/15/28	140,625,800	141,842,438
1.25%, 06/30/28	137,865,700	130,500,349
4.00%, 06/30/28	104,258,000	105,485,617
3.88%, 07/15/28	140,626,500	141,837,407
1.00%, 07/31/28	145,309,400	136,359,591
4.13%, 07/31/28	104,258,000	105,827,573
2.88%, 08/15/28	153,391,900	150,967,004
3.63%, 08/15/28	140,624,300	140,999,668
1.13%, 08/31/28	145,425,200	136,632,574
4.38%, 08/31/28	111,225,300	113,594,588
3.38%, 09/15/28	140,623,500	140,069,992
1.25%, 09/30/28	147,559,500	138,833,348
4.63%, 09/30/28	118,805,800	122,180,811
3.50%, 10/15/28	140,624,300	140,498,793
1.38%, 10/31/28	138,257,100	130,275,034
4.88%, 10/31/28	125,737,100	130,212,335
3.13%, 11/15/28	144,828,400	143,227,626
3.50%, 11/15/28	140,625,000	140,477,006
1.50%, 11/30/28	137,936,200	130,198,200
4.38%, 11/30/28	133,114,400	136,146,107
3.50%, 12/15/28	140,570,000	140,421,742
1.38%, 12/31/28	135,722,000	127,428,599
3.75%, 12/31/28	140,560,000	141,377,300
Total Treasuries (Cost $11,744,655,432)		11,822,395,595

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (a)	27,951,503	27,951,503
Total Short-Term Investments (Cost $27,951,503)		27,951,503
Total Investments in Securities (Cost $11,772,606,935)		11,850,347,098

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,822,395,595	$—	$11,822,395,595
Short-Term Investments[1]	27,951,503	—	—	27,951,503
Total	$27,951,503	$11,822,395,595	$—	$11,850,347,098

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $11,772,606,935)		$11,850,347,098
Receivables:
Investments sold		1,027,971,504
Interest		81,846,215
Fund shares sold		19,488,727
Dividends	+	49,951
Total assets		12,979,703,495

Liabilities
Payables:
Investments bought		594,433,956
Fund shares redeemed		479,909,888
Management fees	+	301,665
Total liabilities		1,074,645,509
Net assets		$11,905,057,986

Net Assets by Source
Capital received from investors		$12,368,999,550
Total distributable loss	+	(463,941,564)
Net assets		$11,905,057,986

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,905,057,986		488,700,000		$24.36

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$460,143,260
Dividends received from securities - unaffiliated issuers	+	548,234
Total investment income		460,691,494

Expenses
Management fees		3,377,895
Total expenses	–	3,377,895
Net investment income		457,313,599

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(2,524,993)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	38,237,105
Net realized gains		35,712,112
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	71,348,826
Net realized and unrealized gains		107,060,938
Increase in net assets resulting from operations		$564,374,537
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$457,313,599	$466,787,995
Net realized gains (losses)		35,712,112	(43,072,014)
Net change in unrealized appreciation (depreciation)	+	71,348,826	(5,425,306)
Increase in net assets resulting from operations		$564,374,537	$418,290,675

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($457,262,100 )	($466,133,505 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		314,400,000	$7,652,525,628	103,700,000	$2,516,459,367
Shares redeemed	+	(291,000,000)	(7,084,635,712)	(129,800,000)	(3,138,896,435)
Net transactions in fund shares		23,400,000	$567,889,916	(26,100,000)	($622,437,068 )

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		465,300,000	$11,230,055,633	491,400,000	$11,900,335,531
Total increase (decrease)	+	23,400,000	675,002,353	(26,100,000)	(670,279,898)
End of period		488,700,000	$11,905,057,986	465,300,000	$11,230,055,633

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close of U.S.
markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$24.27	$24.86	$24.61	$28.08	$29.11
Income (loss) from investment operations:
Net investment income (loss)[3]	0.97	0.92	0.79	0.56	0.28
Net realized and unrealized gains (losses)	0.80	(0.59)	0.25	(3.53)	(1.03)
Total from investment operations	1.77	0.33	1.04	(2.97)	(0.75)
Less distributions:
Distributions from net investment income	(0.97)	(0.92)	(0.79)	(0.50)	(0.28)
Net asset value at end of period	$25.07	$24.27	$24.86	$24.61	$28.08
Total return	7.37%	1.33%	4.29%	(10.63%)	(2.57%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	3.90%	3.76%	3.20%	2.18%	0.97%
Portfolio turnover rate[7]	42%	38%	56%	88%	56%
Net assets, end of period (x 1,000,000)	$12,200	$10,078	$7,878	$7,555	$3,712

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
5.25%, 02/15/29	15,916,800	16,738,642
6.13%, 08/15/29	7,754,800	8,411,200
6.25%, 05/15/30	12,486,400	13,768,345
5.38%, 02/15/31	15,637,800	16,814,906
U.S. Treasury Notes
2.63%, 02/15/29	115,913,800	112,719,772
1.88%, 02/28/29	94,360,600	89,633,124
4.25%, 02/28/29	223,470,800	228,041,895
2.38%, 03/31/29	90,794,000	87,493,139
4.13%, 03/31/29	229,808,400	233,699,355
2.88%, 04/30/29	83,515,400	81,682,479
4.63%, 04/30/29	135,851,200	140,273,197
2.38%, 05/15/29	95,555,600	91,905,185
2.75%, 05/31/29	78,392,800	76,298,129
4.50%, 05/31/29	136,033,000	139,965,646
3.25%, 06/30/29	77,397,600	76,529,323
4.25%, 06/30/29	135,190,000	138,072,656
2.63%, 07/31/29	71,355,000	69,026,722
4.00%, 07/31/29	135,442,200	137,213,567
1.63%, 08/15/29	88,204,800	82,359,538
3.13%, 08/31/29	70,281,000	69,099,281
3.63%, 08/31/29	135,739,000	135,742,176
3.50%, 09/30/29	135,511,000	134,914,955
3.88%, 09/30/29	69,422,800	70,020,558
4.00%, 10/31/29	67,687,400	68,581,727
4.13%, 10/31/29	135,646,200	137,978,962
1.75%, 11/15/29	66,043,400	61,683,512
3.88%, 11/30/29	66,698,400	67,258,680
4.13%, 11/30/29	135,744,000	138,098,629
3.88%, 12/31/29	67,527,600	68,104,887
4.38%, 12/31/29	135,745,000	139,381,894
3.50%, 01/31/30	66,009,600	65,637,755
4.25%, 01/31/30	135,742,000	138,774,205
1.50%, 02/15/30	112,307,400	103,171,653
4.00%, 02/28/30	202,858,400	205,446,853
3.63%, 03/31/30	67,377,600	67,257,681
4.00%, 03/31/30	135,660,000	137,400,586
3.50%, 04/30/30	67,173,600	66,696,667
3.88%, 04/30/30	135,745,000	136,822,802
0.63%, 05/15/30	154,994,200	136,043,788
3.75%, 05/31/30	66,171,600	66,342,369
4.00%, 05/31/30	135,742,000	137,471,000
3.75%, 06/30/30	66,609,400	66,780,799
3.88%, 06/30/30	135,745,000	136,773,051
3.88%, 07/31/30	135,745,000	136,751,780
4.00%, 07/31/30	66,740,400	67,592,575
0.63%, 08/15/30	201,876,400	175,685,319
3.63%, 08/31/30	125,744,000	125,300,337
4.13%, 08/31/30	69,799,800	71,031,397
3.63%, 09/30/30	125,744,000	125,274,849
4.63%, 09/30/30	71,430,000	74,241,256
3.63%, 10/31/30	129,743,000	129,217,580
4.88%, 10/31/30	72,194,000	75,852,611
0.88%, 11/15/30	210,911,400	184,394,986
3.50%, 11/30/30	135,287,000	133,951,325
4.38%, 11/30/30	75,559,200	77,746,835
3.63%, 12/31/30	142,000,000	141,351,016
3.75%, 12/31/30	76,164,600	76,221,571
4.00%, 01/31/31	76,093,800	76,988,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 02/15/31	203,136,600	178,865,677
4.25%, 02/28/31	78,102,800	79,912,083
4.13%, 03/31/31	81,815,200	83,224,459
4.63%, 04/30/31	84,939,400	88,425,975
1.63%, 05/15/31	199,790,400	179,015,795
4.63%, 05/31/31	84,179,400	87,634,493
4.25%, 06/30/31	84,899,400	86,841,745
4.13%, 07/31/31	84,634,400	86,018,680
1.25%, 08/15/31	218,968,400	190,809,874
3.75%, 08/31/31	84,946,400	84,683,160
3.63%, 09/30/31	84,934,400	84,106,944
4.13%, 10/31/31	84,857,400	86,184,816
1.38%, 11/15/31	214,214,800	186,640,771
4.13%, 11/30/31	84,946,400	86,248,382
4.50%, 12/31/31	84,804,400	87,786,598
4.38%, 01/31/32	84,937,400	87,327,216
1.88%, 02/15/32	201,512,400	179,783,096
4.13%, 02/29/32	84,948,400	86,170,306
4.13%, 03/31/32	84,947,000	86,142,051
4.00%, 04/30/32	84,948,000	85,525,638
2.88%, 05/15/32	195,876,000	184,729,363
4.13%, 05/31/32	84,949,000	86,090,426
4.00%, 06/30/32	84,947,000	85,470,979
4.00%, 07/31/32	84,950,000	85,430,961
2.75%, 08/15/32	188,001,200	175,304,276
3.88%, 08/31/32	84,947,000	84,750,823
3.88%, 09/30/32	84,949,000	84,725,992
3.75%, 10/31/32	84,953,000	84,052,804
4.13%, 11/15/32	191,136,200	193,380,789
3.75%, 11/30/32	85,165,000	84,222,368
3.88%, 12/31/32	90,000,000	89,655,469
3.50%, 02/15/33	190,579,200	185,268,310
3.38%, 05/15/33	190,436,200	183,163,860
3.88%, 08/15/33	209,846,000	208,208,068
4.50%, 11/15/33	219,556,400	226,810,390
4.00%, 02/15/34	230,012,800	229,418,056
4.38%, 05/15/34	231,051,800	236,281,819
3.88%, 08/15/34	230,988,800	227,537,481
4.25%, 11/15/34	231,285,800	233,880,179
4.63%, 02/15/35	233,272,000	242,265,453
4.25%, 05/15/35	231,283,000	233,332,237
4.25%, 08/15/35	231,283,000	233,015,749
4.00%, 11/15/35	158,619,000	156,380,410
Total Treasuries (Cost $12,020,623,693)		12,102,457,639
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (a)	20,774,235	20,774,235
Total Short-Term Investments (Cost $20,774,235)		20,774,235
Total Investments in Securities (Cost $12,041,397,928)		12,123,231,874

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$12,102,457,639	$—	$12,102,457,639
Short-Term Investments[1]	20,774,235	—	—	20,774,235
Total	$20,774,235	$12,102,457,639	$—	$12,123,231,874

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $12,041,397,928)		$12,123,231,874
Receivables:
Investments sold		881,185,971
Interest		95,398,741
Fund shares sold		17,549,870
Dividends		30,751
Income from securities on loan		24,443
Other assets	+	20,469
Total assets		13,117,442,119

Liabilities
Payables:
Investments bought		488,730,265
Fund shares redeemed		428,718,238
Management fees		309,132
Due to custodian	+	20,469
Total liabilities		917,778,104
Net assets		$12,199,664,015

Net Assets by Source
Capital received from investors		$12,858,003,277
Total distributable loss	+	(658,339,262)
Net assets		$12,199,664,015

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,199,664,015		486,600,000		$25.07

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$431,353,077
Dividends received from securities - unaffiliated issuers		515,167
Securities on loan, net	+	31,400
Total investment income		431,899,644

Expenses
Management fees		3,300,354
Total expenses	–	3,300,354
Net investment income		428,599,290

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(34,648,133)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	31,506,562
Net realized losses		(3,141,571)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	340,685,732
Net realized and unrealized gains		337,544,161
Increase in net assets resulting from operations		$766,143,451
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$428,599,290	$333,374,796
Net realized losses		(3,141,571)	(96,891,897)
Net change in unrealized appreciation (depreciation)	+	340,685,732	(153,836,310)
Increase in net assets resulting from operations		$766,143,451	$82,646,589

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($428,517,250 )	($332,975,855 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		216,900,000	$5,426,655,959	135,400,000	$3,362,757,740
Shares redeemed	+	(145,500,000)	(3,642,599,446)	(37,100,000)	(912,891,109)
Net transactions in fund shares		71,400,000	$1,784,056,513	98,300,000	$2,449,866,631

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		415,200,000	$10,077,981,301	316,900,000	$7,878,443,936
Total increase	+	71,400,000	2,121,682,714	98,300,000	2,199,537,365
End of period		486,600,000	$12,199,664,015	415,200,000	$10,077,981,301

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close of U.S.
markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$31.47	$35.07	$35.28	$51.26	$54.87
Income (loss) from investment operations:
Net investment income (loss)[1]	1.46	1.45	1.40	1.12	0.86
Net realized and unrealized gains (losses)	0.20 [2]	(3.61)	(0.28)[2]	(16.08)	(3.60)
Total from investment operations	1.66	(2.16)	1.12	(14.96)	(2.74)
Less distributions:
Distributions from net investment income	(1.44)	(1.44)	(1.33)	(1.02)	(0.87)
Net asset value at end of period	$31.69	$31.47	$35.07	$35.28	$51.26
Total return	5.33%	(6.30%)	3.29%	(29.42%)	(4.96%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%[3,4]	0.05%[5]
Net investment income (loss)	4.58%	4.34%	4.11%	2.83%	1.70%
Portfolio turnover rate[6]	19%	21%	35%	41%	68%
Net assets, end of period (x 1,000,000)	$1,002	$708	$621	$189	$100

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.0% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,876,900	2,970,872
4.75%, 02/15/37	1,710,700	1,792,856
5.00%, 05/15/37	2,208,400	2,364,904
4.38%, 02/15/38	2,323,900	2,345,587
4.50%, 05/15/38	2,630,400	2,683,600
3.50%, 02/15/39	2,695,400	2,457,772
4.25%, 05/15/39	4,000,300	3,920,266
4.50%, 08/15/39	4,274,400	4,284,023
4.38%, 11/15/39	4,597,000	4,536,791
4.63%, 02/15/40	4,632,400	4,685,686
1.13%, 05/15/40	13,749,200	8,733,636
4.38%, 05/15/40	4,484,600	4,411,310
1.13%, 08/15/40	16,816,000	10,571,383
3.88%, 08/15/40	4,457,500	4,130,521
1.38%, 11/15/40	18,771,200	12,193,017
4.25%, 11/15/40	4,425,700	4,273,008
1.88%, 02/15/41	20,687,600	14,461,541
4.75%, 02/15/41	4,692,500	4,779,071
2.25%, 05/15/41	16,857,500	12,407,617
4.38%, 05/15/41	4,332,700	4,222,974
1.75%, 08/15/41	24,070,900	16,253,254
3.75%, 08/15/41	4,383,100	3,952,747
2.00%, 11/15/41	21,498,000	15,012,417
3.13%, 11/15/41	4,602,600	3,807,290
2.38%, 02/15/42	16,487,000	12,139,833
3.13%, 02/15/42	4,871,000	4,009,156
3.00%, 05/15/42	4,530,400	3,647,322
3.25%, 05/15/42	14,301,200	11,934,540
2.75%, 08/15/42	5,225,900	4,035,942
3.38%, 08/15/42	13,317,600	11,259,333
2.75%, 11/15/42	7,659,600	5,889,070
4.00%, 11/15/42	13,399,200	12,286,250
3.13%, 02/15/43	6,574,600	5,321,712
3.88%, 02/15/43	13,403,300	12,065,034
2.88%, 05/15/43	10,348,100	8,037,556
3.88%, 05/15/43	13,353,500	11,982,190
3.63%, 08/15/43	7,446,300	6,431,116
4.38%, 08/15/43	14,437,400	13,794,709
3.75%, 11/15/43	7,608,800	6,670,511
4.75%, 11/15/43	14,439,100	14,444,008
3.63%, 02/15/44	8,045,300	6,910,038
4.50%, 02/15/44	14,430,300	13,966,600
3.38%, 05/15/44	7,510,400	6,201,380
4.63%, 05/15/44	14,439,800	14,181,527
3.13%, 08/15/44	9,672,800	7,660,778
4.13%, 08/15/44	14,440,300	13,257,849
3.00%, 11/15/44	8,278,500	6,406,489
4.63%, 11/15/44	14,435,100	14,147,328
2.50%, 02/15/45	11,238,200	7,961,928
4.75%, 02/15/45	14,425,100	14,351,487
3.00%, 05/15/45	5,128,700	3,948,071
5.00%, 05/15/45	14,439,400	14,825,206
2.88%, 08/15/45	6,788,600	5,093,428
4.88%, 08/15/45	14,435,000	14,576,290
3.00%, 11/15/45	4,321,900	3,302,663
4.63%, 11/15/45	9,971,500	9,743,613
2.50%, 02/15/46	8,204,700	5,714,001
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	8,286,200	5,748,671
2.25%, 08/15/46	11,371,400	7,483,531
2.88%, 11/15/46	4,132,800	3,051,953
3.00%, 02/15/47	8,223,900	6,193,155
3.00%, 05/15/47	6,653,000	4,996,569
2.75%, 08/15/47	11,029,700	7,882,507
2.75%, 11/15/47	11,222,900	7,994,159
3.00%, 02/15/48	12,575,900	9,362,297
3.13%, 05/15/48	13,603,500	10,339,433
3.00%, 08/15/48	15,051,600	11,151,184
3.38%, 11/15/48	15,085,700	11,941,439
3.00%, 02/15/49	16,150,900	11,906,225
2.88%, 05/15/49	15,760,300	11,314,586
2.25%, 08/15/49	14,958,600	9,390,236
2.38%, 11/15/49	13,894,000	8,931,097
2.00%, 02/15/50	17,460,100	10,245,552
1.25%, 05/15/50	20,576,400	9,859,332
1.38%, 08/15/50	23,146,300	11,394,030
1.63%, 11/15/50	22,784,600	11,974,848
1.88%, 02/15/51	25,412,800	14,210,477
2.38%, 05/15/51	25,519,800	16,095,652
2.00%, 08/15/51	25,366,700	14,544,807
1.88%, 11/15/51	23,718,900	13,124,516
2.25%, 02/15/52	21,655,800	13,151,829
2.88%, 05/15/52	20,408,500	14,271,150
3.00%, 08/15/52	19,481,800	13,962,000
4.00%, 11/15/52	19,591,200	16,998,851
3.63%, 02/15/53	19,467,500	15,767,848
3.63%, 05/15/53	19,554,700	15,826,274
4.13%, 08/15/53	21,647,800	19,173,370
4.75%, 11/15/53	22,689,400	22,279,827
4.25%, 02/15/54	23,720,600	21,456,995
4.63%, 05/15/54	23,722,800	22,857,881
4.25%, 08/15/54	23,725,500	21,466,979
4.50%, 11/15/54	23,723,800	22,388,824
4.63%, 02/15/55	23,721,300	22,865,687
4.75%, 05/15/55	23,718,100	23,323,258
4.75%, 08/15/55	23,720,600	23,338,667
4.63%, 11/15/55	16,157,700	15,576,162
Total Treasuries (Cost $1,042,351,102)		991,290,959

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (a)	949	949
Total Short-Term Investments (Cost $949)		949
Total Investments in Securities (Cost $1,042,352,051)		991,291,908

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$991,290,959	$—	$991,290,959
Short-Term Investments[1]	949	—	—	949
Total	$949	$991,290,959	$—	$991,291,908

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,042,352,051)		$991,291,908
Receivables:
Investments sold		11,640,074
Interest		10,226,906
Dividends	+	2,615
Total assets		1,013,161,503

Liabilities
Payables:
Investments bought		11,629,395
Management fees	+	25,272
Total liabilities		11,654,667
Net assets		$1,001,506,836

Net Assets by Source
Capital received from investors		$1,109,326,391
Total distributable loss	+	(107,819,555)
Net assets		$1,001,506,836

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,001,506,836		31,600,000		$31.69

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$38,659,112
Dividends received from securities - unaffiliated issuers	+	77,007
Total investment income		38,736,119

Expenses
Management fees		252,131
Total expenses	–	252,131
Net investment income		38,483,988

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(16,222,404)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(1,375,165)
Net realized losses		(17,597,569)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	14,286,351
Net realized and unrealized losses		(3,311,218)
Increase in net assets resulting from operations		$35,172,770
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$38,483,988	$30,990,933
Net realized losses		(17,597,569)	(1,403,729)
Net change in unrealized appreciation (depreciation)	+	14,286,351	(79,253,789)
Increase (decrease) in net assets resulting from operations		$35,172,770	($49,666,585 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($38,449,565 )	($31,021,445 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,700,000	$758,894,899	17,150,000	$578,721,402
Shares redeemed	+	(14,600,000)	(462,142,070)	(12,350,000)	(410,782,549)
Net transactions in fund shares		9,100,000	$296,752,829	4,800,000	$167,938,853

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,500,000	$708,030,802	17,700,000	$620,779,979
Total increase	+	9,100,000	293,476,034	4,800,000	87,250,823
End of period		31,600,000	$1,001,506,836	22,500,000	$708,030,802
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$22.71	$23.32	$22.85	$26.96	$28.03
Income (loss) from investment operations:
Net investment income (loss)[3]	0.93	0.89	0.75	0.56	0.48
Net realized and unrealized gains (losses)	0.68	(0.60)	0.49	(4.07)	(0.96)
Total from investment operations	1.61	0.29	1.24	(3.51)	(0.48)
Less distributions:
Distributions from net investment income	(0.95)	(0.90)	(0.77)	(0.60)	(0.59)
Net asset value at end of period	$23.37	$22.71	$23.32	$22.85	$26.96
Total return	7.19%	1.26%	5.53%	(13.09%)	(1.74%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%[4,5]	0.04%
Net investment income (loss)	4.04%	3.87%	3.28%	2.29%	1.76%
Portfolio turnover rate[6,7]	37%	45%	63%	53%	48%
Net assets, end of period (x 1,000,000)	$9,526	$8,441	$7,584	$6,805	$9,074

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	Portfolio turnover rate Includes to-be-announced (TBA) transactions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and if the coupon rate is not available, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.5% OF NET ASSETS

Financial Institutions 7.7%
Banking 5.2%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	260,000	262,287
7.10%, 11/15/27 (a)	140,000	147,142
2.20%, 11/02/28 (a)	355,000	336,046
6.99%, 06/13/29 (a)(b)	400,000	422,347
6.85%, 01/03/30 (a)(b)	270,000	286,529
8.00%, 11/01/31	840,000	954,026
5.55%, 07/31/33 (a)(b)	290,000	292,178
6.18%, 07/26/35 (a)(b)	300,000	311,268
American Express Co.
2.55%, 03/04/27 (a)	630,000	621,141
3.30%, 05/03/27 (a)	570,000	566,453
5.85%, 11/05/27 (a)	500,000	517,429
5.10%, 02/16/28 (a)(b)	510,000	516,059
5.04%, 07/26/28 (a)(b)	250,000	254,234
4.73%, 04/25/29 (a)(b)	400,000	406,268
4.05%, 05/03/29 (a)	340,000	341,174
4.35%, 07/20/29 (a)(b)	440,000	443,295
5.28%, 07/27/29 (a)(b)	435,000	448,212
5.53%, 04/25/30 (a)(b)	355,000	370,527
5.09%, 01/30/31 (a)(b)	400,000	412,623
5.02%, 04/25/31 (a)(b)	435,000	448,419
6.49%, 10/30/31 (a)(b)	405,000	442,672
4.99%, 05/26/33 (a)(b)	215,000	218,813
4.92%, 07/20/33 (a)(b)	510,000	519,185
4.42%, 08/03/33 (a)(b)	400,000	397,378
5.04%, 05/01/34 (a)(b)	375,000	384,645
5.63%, 07/28/34 (a)(b)	265,000	277,243
5.92%, 04/25/35 (a)(b)	205,000	218,134
5.28%, 07/26/35 (a)(b)	550,000	567,344
5.44%, 01/30/36 (a)(b)	350,000	363,881
5.67%, 04/25/36 (a)(b)	400,000	422,723
4.80%, 10/24/36 (a)(b)	600,000	593,386
4.05%, 12/03/42	330,000	284,980
American Express Credit Corp.
3.30%, 05/03/27 (a)	225,000	223,816
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	205,000	213,136
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	252,442
4.90%, 07/16/27	250,000	254,352
3.92%, 09/30/27	315,000	316,100
4.36%, 06/18/28	250,000	253,303
3.92%, 12/08/28	250,000	250,855
4.62%, 12/16/29	250,000	255,348
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	207,273
5.38%, 03/13/29	400,000	414,839
7.88%, 11/15/34 (a)(b)	200,000	233,015
6.03%, 03/13/35 (a)(b)	200,000	213,204
Banco Santander SA
4.25%, 04/11/27	600,000	601,503
5.29%, 08/18/27	600,000	611,278
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/23/28	400,000	397,076
4.18%, 03/24/28 (a)(b)	200,000	200,173
4.38%, 04/12/28	600,000	603,280
5.37%, 07/15/28 (a)(b)	400,000	407,783
5.59%, 08/08/28	600,000	622,215
6.61%, 11/07/28	400,000	426,897
3.31%, 06/27/29	600,000	583,266
5.54%, 03/14/30 (a)(b)	400,000	414,226
3.49%, 05/28/30	600,000	578,721
4.55%, 11/06/30	400,000	400,664
2.75%, 12/03/30	400,000	364,459
2.96%, 03/25/31	200,000	185,960
5.44%, 07/15/31	400,000	420,735
3.23%, 11/22/32 (a)(b)	400,000	366,844
6.92%, 08/08/33	200,000	221,917
6.94%, 11/07/33	600,000	687,593
6.35%, 03/14/34	400,000	431,433
6.03%, 01/17/35	200,000	214,664
5.13%, 11/06/35	400,000	400,897
Bank of America Corp.
3.25%, 10/21/27 (a)	835,000	827,775
4.18%, 11/25/27 (a)	650,000	651,391
3.82%, 01/20/28 (a)(b)	810,000	808,183
2.55%, 02/04/28 (a)(b)	685,000	674,123
3.71%, 04/24/28 (a)(b)	700,000	697,077
4.38%, 04/27/28 (a)(b)	760,000	763,264
3.59%, 07/21/28 (a)(b)	675,000	670,528
4.95%, 07/22/28 (a)(b)	900,000	912,814
6.20%, 11/10/28 (a)(b)	655,000	680,745
3.42%, 12/20/28 (a)(b)	1,845,000	1,823,872
4.98%, 01/24/29 (a)(b)	750,000	764,110
3.97%, 03/05/29 (a)(b)	810,000	808,864
5.20%, 04/25/29 (a)(b)	1,105,000	1,132,487
4.62%, 05/09/29 (a)(b)	500,000	506,754
2.09%, 06/14/29 (a)(b)	900,000	858,598
4.27%, 07/23/29 (a)(b)	850,000	854,060
5.82%, 09/15/29 (a)(b)	880,000	918,000
3.97%, 02/07/30 (a)(b)	955,000	950,263
3.19%, 07/23/30 (a)(b)	810,000	782,607
2.88%, 10/22/30 (a)(b)	580,000	552,145
5.16%, 01/24/31 (a)(b)	795,000	821,146
2.50%, 02/13/31 (a)(b)	1,040,000	969,331
2.59%, 04/29/31 (a)(b)	800,000	745,787
1.90%, 07/23/31 (a)(b)	845,000	759,496
1.92%, 10/24/31 (a)(b)	845,000	755,921
2.65%, 03/11/32 (a)(b)	635,000	583,554
2.69%, 04/22/32 (a)(b)	1,300,000	1,193,203
2.30%, 07/21/32 (a)(b)	1,125,000	1,006,118
2.57%, 10/20/32 (a)(b)	950,000	857,074
2.97%, 02/04/33 (a)(b)	1,150,000	1,052,319
4.57%, 04/27/33 (a)(b)	1,145,000	1,142,888
5.02%, 07/22/33 (a)(b)	1,500,000	1,531,090
5.29%, 04/25/34 (a)(b)	1,545,000	1,594,600
5.87%, 09/15/34 (a)(b)	1,085,000	1,158,655
5.47%, 01/23/35 (a)(b)	1,520,000	1,584,500
5.43%, 08/15/35 (a)(b)	660,000	675,380
5.52%, 10/25/35 (a)(b)	1,025,000	1,051,684
5.51%, 01/24/36 (a)(b)	1,085,000	1,133,608
5.74%, 02/12/36 (a)(b)	750,000	782,381
5.46%, 05/09/36 (a)(b)	635,000	661,341
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.48%, 09/21/36 (a)(b)	550,000	483,524
6.11%, 01/29/37	645,000	696,038
3.85%, 03/08/37 (a)(b)	700,000	660,742
4.24%, 04/24/38 (a)(b)	600,000	560,068
7.75%, 05/14/38	495,000	602,394
4.08%, 04/23/40 (a)(b)	465,000	415,554
2.68%, 06/19/41 (a)(b)	1,595,000	1,176,785
5.88%, 02/07/42	485,000	516,104
3.31%, 04/22/42 (a)(b)	1,095,000	864,491
5.00%, 01/21/44	650,000	628,191
4.88%, 04/01/44	240,000	228,140
4.75%, 04/21/45	200,000	180,608
4.44%, 01/20/48 (a)(b)	615,000	534,228
3.95%, 01/23/49 (a)(b)	500,000	400,077
4.33%, 03/15/50 (a)(b)	745,000	626,745
4.08%, 03/20/51 (a)(b)	1,670,000	1,341,200
2.83%, 10/24/51 (a)(b)	555,000	353,221
3.48%, 03/13/52 (a)(b)	400,000	288,866
2.97%, 07/21/52 (a)(b)	580,000	380,472
Bank of America NA
6.00%, 10/15/36	505,000	549,134
Bank of Montreal
2.65%, 03/08/27	440,000	433,836
5.37%, 06/04/27	170,000	173,557
4.70%, 09/14/27 (a)	330,000	334,451
5.20%, 02/01/28 (a)	350,000	358,996
4.06%, 09/22/28 (a)(b)	220,000	220,152
5.72%, 09/25/28 (a)	240,000	250,365
5.00%, 01/27/29 (a)(b)	250,000	254,797
4.64%, 09/10/30 (a)(b)	200,000	202,745
5.51%, 06/04/31 (a)	250,000	263,207
4.35%, 09/22/31 (a)(b)	290,000	289,710
3.80%, 12/15/32 (a)(b)	404,000	399,487
3.09%, 01/10/37 (a)(b)	400,000	360,046
Bank of New York Mellon Corp.
2.05%, 01/26/27 (a)	250,000	245,465
3.25%, 05/16/27 (a)	355,000	352,637
3.40%, 01/29/28 (a)	360,000	357,490
3.44%, 02/07/28 (a)(b)	405,000	403,110
3.85%, 04/28/28	375,000	376,189
4.44%, 06/09/28 (a)(b)	220,000	221,725
3.99%, 06/13/28 (a)(b)	280,000	280,309
1.65%, 07/14/28 (a)	245,000	232,680
5.80%, 10/25/28 (a)(b)	400,000	413,619
3.00%, 10/30/28 (a)	380,000	370,319
3.85%, 04/26/29 (a)	255,000	255,658
3.30%, 08/23/29 (a)	330,000	320,861
6.32%, 10/25/29 (a)(b)	330,000	350,595
4.98%, 03/14/30 (a)(b)	330,000	339,730
4.60%, 07/26/30 (a)(b)	160,000	162,946
1.65%, 01/28/31 (a)	345,000	305,342
1.80%, 07/28/31 (a)	345,000	303,984
2.50%, 01/26/32 (a)(c)	140,000	127,790
4.29%, 06/13/33 (a)(b)	385,000	380,111
5.83%, 10/25/33 (a)(b)	500,000	539,714
4.71%, 02/01/34 (a)(b)	215,000	215,974
4.97%, 04/26/34 (a)(b)	375,000	382,596
6.47%, 10/25/34 (a)(b)	340,000	380,462
5.19%, 03/14/35 (a)(b)	400,000	413,336
5.23%, 11/20/35 (a)(b)	50,000	51,813
5.32%, 06/06/36 (a)(b)	245,000	253,991
5.61%, 07/21/39 (a)(b)	90,000	94,532
Bank of Nova Scotia
1.95%, 02/02/27	315,000	308,785
2.95%, 03/11/27	460,000	455,201
5.25%, 06/12/28	215,000	221,679
4.40%, 09/08/28 (a)(b)	300,000	301,781
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.04%, 09/15/28 (a)(b)	290,000	290,082
4.93%, 02/14/29 (a)(b)	200,000	203,913
5.45%, 08/01/29	250,000	260,444
4.85%, 02/01/30	365,000	373,859
5.13%, 02/14/31 (a)(b)	200,000	206,119
2.15%, 08/01/31	425,000	378,896
4.34%, 09/15/31 (a)(b)	250,000	249,282
2.45%, 02/02/32	325,000	290,472
4.74%, 11/10/32 (a)(b)	50,000	50,613
5.65%, 02/01/34	295,000	313,664
4.59%, 05/04/37 (a)(b)	375,000	365,794
BankUnited, Inc.
5.13%, 06/11/30 (a)	155,000	155,785
Barclays PLC
4.34%, 01/10/28 (a)	425,000	426,083
5.67%, 03/12/28 (a)(b)	380,000	386,869
4.84%, 05/09/28 (a)	600,000	604,945
5.50%, 08/09/28 (a)(b)	600,000	613,073
4.84%, 09/10/28 (a)(b)	265,000	268,190
7.39%, 11/02/28 (a)(b)	430,000	454,659
5.09%, 02/25/29 (a)(b)	400,000	407,608
4.97%, 05/16/29 (a)(b)	610,000	620,298
6.49%, 09/13/29 (a)(b)	330,000	348,902
4.48%, 11/11/29 (a)(b)	440,000	442,669
5.69%, 03/12/30 (a)(b)	650,000	676,672
5.09%, 06/20/30 (a)(b)	545,000	554,509
4.94%, 09/10/30 (a)(b)	425,000	433,336
5.37%, 02/25/31 (a)(b)	550,000	568,551
2.65%, 06/24/31 (a)(b)	290,000	268,502
2.67%, 03/10/32 (a)(b)	300,000	273,342
2.89%, 11/24/32 (a)(b)	285,000	259,230
5.75%, 08/09/33 (a)(b)	425,000	446,711
7.44%, 11/02/33 (a)(b)	600,000	686,896
6.22%, 05/09/34 (a)(b)	610,000	656,639
7.12%, 06/27/34 (a)(b)	410,000	459,553
6.69%, 09/13/34 (a)(b)	415,000	459,882
5.34%, 09/10/35 (a)(b)	575,000	584,556
3.56%, 09/23/35 (a)(b)	300,000	283,410
5.79%, 02/25/36 (a)(b)	780,000	817,575
3.81%, 03/10/42 (a)(b)	255,000	204,907
3.33%, 11/24/42 (a)(b)	240,000	185,232
5.25%, 08/17/45	455,000	437,837
5.86%, 08/11/46 (a)(b)	370,000	379,586
4.95%, 01/10/47	475,000	437,099
6.04%, 03/12/55 (a)(b)	300,000	315,766
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	465,000	462,769
5.24%, 06/28/27	330,000	336,413
4.86%, 01/13/28 (a)(b)	250,000	252,021
5.00%, 04/28/28 (a)	400,000	409,277
4.24%, 09/08/28 (a)(b)	250,000	251,041
5.99%, 10/03/28 (a)	250,000	262,637
4.86%, 03/30/29 (a)(b)	310,000	315,177
5.26%, 04/08/29 (a)	385,000	398,932
4.63%, 09/11/30 (a)(b)	250,000	253,600
5.25%, 01/13/31 (a)(b)	250,000	258,111
4.58%, 09/08/31 (a)(b)	300,000	302,420
3.60%, 04/07/32 (a)	300,000	286,177
6.09%, 10/03/33 (a)	365,000	397,037
Capital One Financial Corp.
4.10%, 02/09/27 (a)	300,000	300,249
3.75%, 03/09/27 (a)	370,000	369,008
3.65%, 05/11/27 (a)	300,000	298,699
3.80%, 01/31/28 (a)	545,000	542,897
4.93%, 05/10/28 (a)(b)	525,000	531,410
5.47%, 02/01/29 (a)(b)	250,000	256,870
6.31%, 06/08/29 (a)(b)	500,000	524,869
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 02/01/30 (a)(b)	250,000	259,998
3.27%, 03/01/30 (a)(b)	450,000	437,014
5.25%, 07/26/30 (a)(b)	125,000	128,960
5.46%, 07/26/30 (a)(b)	270,000	279,967
4.49%, 09/11/31 (a)(b)	370,000	369,545
7.62%, 10/30/31 (a)(b)	500,000	565,228
2.36%, 07/29/32 (a)(b)	395,000	346,284
2.62%, 11/02/32 (a)(b)	230,000	206,541
6.70%, 11/29/32 (a)	275,000	304,693
5.27%, 05/10/33 (a)(b)	320,000	328,541
5.82%, 02/01/34 (a)(b)	310,000	324,909
6.38%, 06/08/34 (a)(b)	500,000	541,069
7.96%, 11/02/34 (a)(b)	280,000	330,348
6.05%, 02/01/35 (a)(b)	345,000	367,227
5.88%, 07/26/35 (a)(b)	275,000	289,645
6.18%, 01/30/36 (a)(b)	500,000	522,857
5.20%, 09/11/36 (a)(b)	440,000	438,062
Capital One NA
4.65%, 09/13/28 (a)	395,000	400,917
2.70%, 02/06/30 (a)	285,000	268,795
Citibank NA
4.58%, 05/29/27 (a)	755,000	762,984
5.80%, 09/29/28 (a)	715,000	750,089
4.84%, 08/06/29 (a)	525,000	537,265
4.91%, 05/29/30 (a)	740,000	761,453
5.57%, 04/30/34 (a)	455,000	481,968
Citigroup, Inc.
4.45%, 09/29/27	1,050,000	1,056,992
3.89%, 01/10/28 (a)(b)	860,000	858,568
6.63%, 01/15/28	155,000	163,480
3.07%, 02/24/28 (a)(b)	845,000	835,658
4.64%, 05/07/28 (a)(b)	785,000	791,451
4.66%, 05/24/28 (a)(b)	335,000	338,072
3.67%, 07/24/28 (a)(b)	830,000	825,216
4.13%, 07/25/28	620,000	620,189
3.52%, 10/27/28 (a)(b)	755,000	748,586
4.79%, 03/04/29 (a)(b)	715,000	725,701
4.08%, 04/23/29 (a)(b)	615,000	614,738
5.17%, 02/13/30 (a)(b)	940,000	964,865
3.98%, 03/20/30 (a)(b)	820,000	813,250
4.54%, 09/19/30 (a)(b)	750,000	755,995
2.98%, 11/05/30 (a)(b)	705,000	671,858
2.67%, 01/29/31 (a)(b)	795,000	744,810
4.41%, 03/31/31 (a)(b)	1,200,000	1,200,090
4.95%, 05/07/31 (a)(b)	550,000	561,788
2.57%, 06/03/31 (a)(b)	1,095,000	1,014,875
4.50%, 09/11/31 (a)(b)	890,000	892,801
2.56%, 05/01/32 (a)(b)	1,045,000	948,753
6.63%, 06/15/32	260,000	288,204
2.52%, 11/03/32 (a)(b)	575,000	515,532
3.06%, 01/25/33 (a)(b)	890,000	815,722
5.88%, 02/22/33	200,000	213,963
3.79%, 03/17/33 (a)(b)	915,000	872,762
4.91%, 05/24/33 (a)(b)	700,000	708,439
6.00%, 10/31/33	225,000	242,346
6.27%, 11/17/33 (a)(b)	755,000	822,695
6.17%, 05/25/34 (a)(b)	995,000	1,059,424
5.59%, 11/19/34 (a)(b)	420,000	430,928
5.83%, 02/13/35 (a)(b)	740,000	770,180
5.45%, 06/11/35 (a)(b)	670,000	693,708
6.02%, 01/24/36 (a)(b)	940,000	986,290
5.33%, 03/27/36 (a)(b)	650,000	665,206
6.13%, 08/25/36	245,000	261,145
5.17%, 09/11/36 (a)(b)	960,000	970,500
3.88%, 01/24/39 (a)(b)	310,000	274,423
8.13%, 07/15/39	605,000	776,856
5.41%, 09/19/39 (a)(b)	425,000	428,296
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.32%, 03/26/41 (a)(b)	455,000	455,671
5.88%, 01/30/42	295,000	310,675
2.90%, 11/03/42 (a)(b)	460,000	339,818
6.68%, 09/13/43	300,000	333,989
5.30%, 05/06/44	250,000	242,972
4.65%, 07/30/45	285,000	256,844
4.75%, 05/18/46	625,000	549,227
4.28%, 04/24/48 (a)(b)	280,000	236,116
4.65%, 07/23/48 (a)	750,000	661,821
5.61%, 03/04/56 (a)(b)	675,000	672,712
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	350,000	365,314
2.50%, 02/06/30 (a)	305,000	284,067
3.25%, 04/30/30 (a)	425,000	406,399
5.25%, 03/05/31 (a)(b)	50,000	51,379
5.72%, 07/23/32 (a)(b)	350,000	367,460
2.64%, 09/30/32 (a)	145,000	125,359
6.65%, 04/25/35 (a)(b)	310,000	341,132
5.64%, 05/21/37 (a)(b)	220,000	223,841
Comerica Bank
5.33%, 08/25/33 (a)(b)	250,000	252,251
Comerica, Inc.
4.00%, 02/01/29 (a)	215,000	213,027
5.98%, 01/30/30 (a)(b)	250,000	260,902
Commonwealth Bank of Australia
4.42%, 03/14/28	275,000	278,609
4.15%, 10/01/30	250,000	250,622
Cooperatieve Rabobank UA
5.04%, 03/05/27	250,000	253,654
3.96%, 10/17/28	250,000	251,134
4.80%, 01/09/29	325,000	332,646
4.49%, 10/17/29	250,000	254,538
5.25%, 05/24/41	440,000	442,317
5.75%, 12/01/43	265,000	267,462
5.25%, 08/04/45	540,000	508,992
Credit Suisse USA LLC
7.13%, 07/15/32	340,000	388,810
Deutsche Bank AG
2.55%, 01/07/28 (a)(b)	450,000	442,713
5.71%, 02/08/28 (a)(b)	265,000	269,293
5.37%, 01/10/29 (a)(b)	375,000	382,824
6.72%, 01/18/29 (a)(b)	425,000	445,120
5.41%, 05/10/29	400,000	415,724
6.82%, 11/20/29 (a)(b)	325,000	346,576
5.00%, 09/11/30 (a)(b)	450,000	457,100
5.30%, 05/09/31 (a)(b)	400,000	410,032
5.88%, 07/08/31 (a)(b)	265,000	275,379
4.95%, 08/04/31 (a)(b)	500,000	505,437
3.55%, 09/18/31 (a)(b)	510,000	485,839
4.47%, 12/10/31 (a)(b)	310,000	308,948
3.73%, 01/14/32 (a)(b)	450,000	425,925
3.04%, 05/28/32 (a)(b)	350,000	321,584
4.88%, 12/01/32 (a)(b)	345,000	346,754
3.74%, 01/07/33 (a)(b)	385,000	357,916
7.08%, 02/10/34 (a)(b)	435,000	478,671
5.40%, 09/11/35 (a)(b)	380,000	387,972
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	294,420
3.95%, 03/14/28 (a)	115,000	114,858
4.06%, 04/25/28 (a)(b)	400,000	399,607
6.36%, 10/27/28 (a)(b)	225,000	234,253
6.34%, 07/27/29 (a)(b)	500,000	526,700
4.77%, 07/28/30 (a)(b)	225,000	227,801
4.90%, 09/06/30 (a)(b)	45,000	45,759
5.63%, 01/29/32 (a)(b)	300,000	314,938
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.34%, 04/25/33 (a)(b)	175,000	171,285
8.25%, 03/01/38	295,000	362,556
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	245,629
4.97%, 01/28/28 (a)(b)	250,000	252,382
First Citizens BancShares, Inc.
5.60%, 09/05/35 (a)(b)	235,000	234,834
6.25%, 03/12/40 (a)(b)	295,000	300,852
First Horizon Bank
5.75%, 05/01/30 (a)	315,000	325,993
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	220,000	228,099
FNB Corp.
5.72%, 12/11/30 (a)(b)	265,000	270,777
Goldman Sachs Capital I
6.35%, 02/15/34	440,000	468,646
Goldman Sachs Group, Inc.
5.95%, 01/15/27	305,000	311,189
3.85%, 01/26/27 (a)	845,000	844,514
2.64%, 02/24/28 (a)(b)	975,000	959,941
3.62%, 03/15/28 (a)(b)	1,035,000	1,029,547
4.94%, 04/23/28 (a)(b)	805,000	814,294
3.69%, 06/05/28 (a)(b)	805,000	801,111
4.48%, 08/23/28 (a)(b)	805,000	810,772
3.81%, 04/23/29 (a)(b)	810,000	805,371
4.22%, 05/01/29 (a)(b)	1,110,000	1,112,386
4.15%, 10/21/29 (a)(b)	805,000	805,002
6.48%, 10/24/29 (a)(b)	875,000	928,717
2.60%, 02/07/30 (a)	665,000	625,180
3.80%, 03/15/30 (a)	715,000	703,921
5.73%, 04/25/30 (a)(b)	710,000	742,016
5.05%, 07/23/30 (a)(b)	750,000	768,698
4.69%, 10/23/30 (a)(b)	945,000	958,373
5.21%, 01/28/31 (a)(b)	500,000	516,533
5.22%, 04/23/31 (a)(b)	750,000	774,813
4.37%, 10/21/31 (a)(b)	750,000	748,437
1.99%, 01/27/32 (a)(b)	765,000	679,699
2.62%, 04/22/32 (a)(b)	985,000	898,723
2.38%, 07/21/32 (a)(b)	1,265,000	1,133,617
2.65%, 10/21/32 (a)(b)	1,010,000	912,111
6.13%, 02/15/33	370,000	405,306
3.10%, 02/24/33 (a)(b)	1,165,000	1,073,094
6.56%, 10/24/34 (a)(b)	460,000	513,010
5.85%, 04/25/35 (a)(b)	715,000	760,631
5.33%, 07/23/35 (a)(b)	885,000	909,555
5.02%, 10/23/35 (a)(b)	1,000,000	1,005,817
5.54%, 01/28/36 (a)(b)	925,000	960,810
6.45%, 05/01/36	265,000	291,242
4.94%, 10/21/36 (a)(b)	1,000,000	993,378
6.75%, 10/01/37	1,630,000	1,821,512
4.02%, 10/31/38 (a)(b)	840,000	755,410
4.41%, 04/23/39 (a)(b)	350,000	323,609
6.25%, 02/01/41	750,000	821,991
3.21%, 04/22/42 (a)(b)	680,000	524,631
2.91%, 07/21/42 (a)(b)	655,000	480,989
3.44%, 02/24/43 (a)(b)	730,000	571,538
4.80%, 07/08/44 (a)	560,000	518,914
5.15%, 05/22/45	585,000	548,601
4.75%, 10/21/45 (a)	525,000	475,921
5.56%, 11/19/45 (a)(b)	900,000	901,280
5.73%, 01/28/56 (a)(b)	995,000	1,008,596
HSBC Bank USA NA
5.88%, 11/01/34	85,000	90,479
5.63%, 08/15/35	350,000	364,995
7.00%, 01/15/39	275,000	321,033
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC Holdings PLC
4.04%, 03/13/28 (a)(b)	800,000	799,129
5.60%, 05/17/28 (a)(b)	610,000	621,836
4.76%, 06/09/28 (a)(b)	890,000	897,901
5.21%, 08/11/28 (a)(b)	700,000	712,110
2.01%, 09/22/28 (a)(b)	660,000	637,231
7.39%, 11/03/28 (a)(b)	690,000	729,728
5.13%, 11/19/28 (a)(b)	400,000	407,544
4.90%, 03/03/29 (a)(b)	450,000	456,638
6.16%, 03/09/29 (a)(b)	730,000	760,134
4.58%, 06/19/29 (a)(b)	985,000	994,359
2.21%, 08/17/29 (a)(b)	710,000	675,283
5.55%, 03/04/30 (a)(b)	480,000	497,764
4.95%, 03/31/30	700,000	717,885
3.97%, 05/22/30 (a)(b)	910,000	899,338
5.29%, 11/19/30 (a)(b)	650,000	671,037
5.13%, 03/03/31 (a)(b)	500,000	512,474
5.24%, 05/13/31 (a)(b)	650,000	669,928
2.85%, 06/04/31 (a)(b)	480,000	448,800
2.36%, 08/18/31 (a)(b)	350,000	318,487
4.62%, 11/06/31 (a)(b)	690,000	692,234
5.73%, 05/17/32 (a)(b)	405,000	427,072
2.80%, 05/24/32 (a)(b)	1,025,000	937,664
2.87%, 11/22/32 (a)(b)	525,000	477,035
4.76%, 03/29/33 (a)(b)	495,000	493,105
5.40%, 08/11/33 (a)(b)	765,000	793,373
8.11%, 11/03/33 (a)(b)	540,000	633,491
6.25%, 03/09/34 (a)(b)	830,000	903,516
6.55%, 06/20/34 (a)(b)	510,000	552,818
7.40%, 11/13/34 (a)(b)	235,000	268,418
5.72%, 03/04/35 (a)(b)	350,000	369,258
5.87%, 11/18/35 (a)(b)	600,000	626,944
5.45%, 03/03/36 (a)(b)	700,000	723,332
6.50%, 05/02/36	745,000	818,776
5.79%, 05/13/36 (a)(b)	710,000	750,380
5.74%, 09/10/36 (a)(b)	450,000	463,295
5.13%, 11/06/36 (a)(b)	690,000	691,757
6.50%, 09/15/37	695,000	758,940
6.80%, 06/01/38	475,000	531,810
6.10%, 01/14/42	200,000	215,831
6.33%, 03/09/44 (a)(b)	790,000	865,800
5.25%, 03/14/44	490,000	477,486
HSBC USA, Inc.
5.29%, 03/04/27	330,000	335,228
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	325,000	326,975
6.21%, 08/21/29 (a)(b)	400,000	419,732
2.55%, 02/04/30 (a)	350,000	326,624
5.02%, 05/17/33 (a)(b)	115,000	116,435
5.71%, 02/02/35 (a)(b)	325,000	340,048
2.49%, 08/15/36 (a)(b)	350,000	303,705
6.14%, 11/18/39 (a)(b)	200,000	208,890
Huntington National Bank
4.87%, 04/12/28 (a)(b)	330,000	332,925
4.55%, 05/17/28 (a)(b)	330,000	332,077
5.65%, 01/10/30 (a)	250,000	262,131
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	170,000	177,850
ING Groep NV
3.95%, 03/29/27	545,000	544,864
4.02%, 03/28/28 (a)(b)	400,000	400,144
4.55%, 10/02/28	430,000	435,520
4.05%, 04/09/29	355,000	353,566
5.34%, 03/19/30 (a)(b)	410,000	423,125
5.07%, 03/25/31 (a)(b)	325,000	333,158
2.73%, 04/01/32 (a)(b)	250,000	230,265
4.25%, 03/28/33 (a)(b)	425,000	417,882
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.11%, 09/11/34 (a)(b)	350,000	378,606
5.55%, 03/19/35 (a)(b)	495,000	515,542
5.53%, 03/25/36 (a)(b)	320,000	332,593
JPMorgan Chase & Co.
8.00%, 04/29/27	275,000	290,016
4.25%, 10/01/27	503,000	506,896
3.63%, 12/01/27 (a)	345,000	343,446
5.04%, 01/23/28 (a)(b)	780,000	788,178
3.78%, 02/01/28 (a)(b)	890,000	888,029
2.95%, 02/24/28 (a)(b)	710,000	701,636
5.57%, 04/22/28 (a)(b)	700,000	714,087
4.32%, 04/26/28 (a)(b)	960,000	963,898
3.54%, 05/01/28 (a)(b)	850,000	845,400
2.18%, 06/01/28 (a)(b)	500,000	487,698
4.98%, 07/22/28 (a)(b)	705,000	715,550
4.85%, 07/25/28 (a)(b)	1,060,000	1,073,933
4.51%, 10/22/28 (a)(b)	620,000	626,301
3.51%, 01/23/29 (a)(b)	760,000	752,963
4.92%, 01/24/29 (a)(b)	480,000	489,086
4.01%, 04/23/29 (a)(b)	770,000	769,531
2.07%, 06/01/29 (a)(b)	600,000	573,045
4.20%, 07/23/29 (a)(b)	685,000	687,313
5.30%, 07/24/29 (a)(b)	760,000	782,831
6.09%, 10/23/29 (a)(b)	595,000	626,972
4.45%, 12/05/29 (a)(b)	825,000	833,753
5.01%, 01/23/30 (a)(b)	685,000	702,643
5.58%, 04/22/30 (a)(b)	845,000	881,809
3.70%, 05/06/30 (a)(b)	775,000	763,682
4.57%, 06/14/30 (a)(b)	560,000	566,780
5.00%, 07/22/30 (a)(b)	850,000	872,789
8.75%, 09/01/30	490,000	578,023
2.74%, 10/15/30 (a)(b)	1,125,000	1,067,577
4.60%, 10/22/30 (a)(b)	665,000	674,473
5.14%, 01/24/31 (a)(b)	750,000	775,352
4.49%, 03/24/31 (a)(b)	910,000	918,164
2.52%, 04/22/31 (a)(b)	825,000	768,558
5.10%, 04/22/31 (a)(b)	725,000	749,059
2.96%, 05/13/31 (a)(b)	700,000	661,279
4.26%, 10/22/31 (a)(b)	500,000	498,415
1.76%, 11/19/31 (a)(b)	530,000	471,155
1.95%, 02/04/32 (a)(b)	925,000	825,245
2.58%, 04/22/32 (a)(b)	1,100,000	1,005,800
2.55%, 11/08/32 (a)(b)	800,000	721,988
2.96%, 01/25/33 (a)(b)	1,285,000	1,179,713
4.59%, 04/26/33 (a)(b)	780,000	783,969
4.91%, 07/25/33 (a)(b)	1,375,000	1,401,985
5.72%, 09/14/33 (a)(b)	1,010,000	1,070,620
5.35%, 06/01/34 (a)(b)	1,300,000	1,352,011
6.25%, 10/23/34 (a)(b)	900,000	988,761
5.34%, 01/23/35 (a)(b)	770,000	798,686
5.77%, 04/22/35 (a)(b)	875,000	932,761
5.29%, 07/22/35 (a)(b)	1,050,000	1,084,108
4.95%, 10/22/35 (a)(b)	805,000	813,289
5.50%, 01/24/36 (a)(b)	885,000	926,242
5.57%, 04/22/36 (a)(b)	1,110,000	1,165,485
5.58%, 07/23/36 (a)(b)	1,090,000	1,129,665
4.81%, 10/22/36 (a)(b)	750,000	745,368
6.40%, 05/15/38	760,000	860,395
3.88%, 07/24/38 (a)(b)	870,000	782,013
5.50%, 10/15/40	350,000	365,592
3.11%, 04/22/41 (a)(b)	510,000	401,271
5.60%, 07/15/41	525,000	547,729
2.53%, 11/19/41 (a)(b)	665,000	478,994
5.40%, 01/06/42	350,000	356,454
3.16%, 04/22/42 (a)(b)	650,000	504,763
5.63%, 08/16/43	505,000	519,196
4.85%, 02/01/44	450,000	426,482
4.95%, 06/01/45	555,000	523,538
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.53%, 11/29/45 (a)(b)	785,000	796,936
4.26%, 02/22/48 (a)(b)	595,000	505,476
4.03%, 07/24/48 (a)(b)	520,000	424,880
3.96%, 11/15/48 (a)(b)	1,110,000	894,494
3.90%, 01/23/49 (a)(b)	715,000	570,970
3.11%, 04/22/51 (a)(b)	730,000	496,930
3.33%, 04/22/52 (a)(b)	1,150,000	815,593
KeyBank NA
5.85%, 11/15/27 (a)	385,000	396,799
4.39%, 12/14/27	250,000	251,433
3.90%, 04/13/29	255,000	250,371
4.90%, 08/08/32	325,000	324,445
5.00%, 01/26/33 (a)	200,000	202,057
KeyCorp
2.25%, 04/06/27	245,000	239,524
4.10%, 04/30/28	250,000	250,337
2.55%, 10/01/29	320,000	302,370
4.79%, 06/01/33 (a)(b)	150,000	150,012
6.40%, 03/06/35 (a)(b)	295,000	320,637
Lloyds Banking Group PLC
3.75%, 01/11/27	420,000	419,442
5.46%, 01/05/28 (a)(b)	545,000	552,508
3.75%, 03/18/28 (a)(b)	400,000	398,635
4.38%, 03/22/28	430,000	432,702
4.55%, 08/16/28	465,000	471,043
3.57%, 11/07/28 (a)(b)	595,000	590,340
5.09%, 11/26/28 (a)(b)	400,000	407,720
5.87%, 03/06/29 (a)(b)	270,000	280,019
4.82%, 06/13/29 (a)(b)	370,000	376,202
5.72%, 06/05/30 (a)(b)	400,000	418,772
4.43%, 11/04/31 (a)(b)	400,000	398,880
4.98%, 08/11/33 (a)(b)	280,000	284,863
7.95%, 11/15/33 (a)(b)	305,000	355,778
5.68%, 01/05/35 (a)(b)	705,000	742,947
5.59%, 11/26/35 (a)(b)	230,000	240,685
6.07%, 06/13/36 (a)(b)	440,000	463,117
4.94%, 11/04/36 (a)(b)	400,000	395,979
5.30%, 12/01/45	255,000	241,758
3.37%, 12/14/46 (a)(b)	460,000	341,053
4.34%, 01/09/48	445,000	367,341
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	125,000	125,759
7.41%, 10/30/29 (a)(b)	330,000	358,204
5.18%, 07/08/31 (a)(b)	220,000	225,926
6.08%, 03/13/32 (a)(b)	260,000	276,737
5.05%, 01/27/34 (a)(b)	365,000	367,528
5.40%, 07/30/35 (a)(b)	240,000	242,673
5.39%, 01/16/36 (a)(b)	250,000	254,319
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	265,000	261,728
4.70%, 01/27/28 (a)	460,000	466,538
4.76%, 07/06/28 (a)(b)	250,000	252,346
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	400,000	399,285
3.29%, 07/25/27	525,000	520,639
2.34%, 01/19/28 (a)(b)	490,000	481,463
3.96%, 03/02/28	435,000	435,529
4.05%, 09/11/28	25,000	25,093
5.35%, 09/13/28 (a)(b)	500,000	511,361
5.42%, 02/22/29 (a)(b)	395,000	406,216
3.74%, 03/07/29	550,000	545,395
3.20%, 07/18/29	520,000	502,922
2.56%, 02/25/30	450,000	421,194
5.26%, 04/17/30 (a)(b)	230,000	237,106
2.05%, 07/17/30	415,000	377,014
5.20%, 01/16/31 (a)(b)	350,000	360,961
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.48%, 02/22/31 (a)(b)	200,000	208,518
5.16%, 04/24/31 (a)(b)	300,000	309,495
4.53%, 09/12/31 (a)(b)	300,000	301,683
2.31%, 07/20/32 (a)(b)	530,000	472,862
2.49%, 10/13/32 (a)(b)	320,000	286,830
2.85%, 01/19/33 (a)(b)	350,000	317,555
4.32%, 04/19/33 (a)(b)	280,000	275,443
5.13%, 07/20/33 (a)(b)	405,000	416,207
5.47%, 09/13/33 (a)(b)	200,000	209,460
5.44%, 02/22/34 (a)(b)	250,000	261,703
5.41%, 04/19/34 (a)(b)	290,000	303,200
5.43%, 04/17/35 (a)(b)	365,000	379,777
5.57%, 01/16/36 (a)(b)	330,000	345,383
5.62%, 04/24/36 (a)(b)	460,000	481,896
5.19%, 09/12/36 (a)(b)	300,000	305,152
4.29%, 07/26/38	275,000	260,347
4.15%, 03/07/39	285,000	265,401
3.75%, 07/18/39	585,000	510,764
Mizuho Financial Group, Inc.
3.66%, 02/28/27	300,000	299,229
3.17%, 09/11/27	485,000	479,551
4.02%, 03/05/28	390,000	391,453
5.67%, 05/27/29 (a)(b)	395,000	409,293
5.78%, 07/06/29 (a)(b)	510,000	530,372
4.25%, 09/11/29 (a)(b)	440,000	441,533
5.38%, 05/26/30 (a)(b)	275,000	284,529
3.15%, 07/16/30 (a)(b)	425,000	409,006
2.87%, 09/13/30 (a)(b)	200,000	190,070
2.59%, 05/25/31 (a)(b)	265,000	245,903
4.71%, 07/08/31 (a)(b)	200,000	202,586
2.20%, 07/10/31 (a)(b)	710,000	646,089
1.98%, 09/08/31 (a)(b)	375,000	336,481
2.56%, 09/13/31	330,000	295,398
2.26%, 07/09/32 (a)(b)	285,000	253,726
5.67%, 09/13/33 (a)(b)	270,000	286,320
5.75%, 05/27/34 (a)(b)	200,000	211,917
5.75%, 07/06/34 (a)(b)	390,000	413,207
5.58%, 05/26/35 (a)(b)	205,000	214,701
5.59%, 07/10/35 (a)(b)	300,000	314,331
5.42%, 05/13/36 (a)(b)	300,000	311,075
5.32%, 07/08/36 (a)(b)	200,000	205,622
Morgan Stanley
3.63%, 01/20/27	910,000	907,630
3.95%, 04/23/27	600,000	599,664
2.48%, 01/21/28 (a)(b)	775,000	762,688
5.65%, 04/13/28 (a)(b)	345,000	351,892
4.21%, 04/20/28 (a)(b)	675,000	676,565
3.59%, 07/22/28 (a)(b)	850,000	844,356
6.30%, 10/18/28 (a)(b)	645,000	670,135
3.77%, 01/24/29 (a)(b)	905,000	900,107
5.12%, 02/01/29 (a)(b)	650,000	663,503
4.99%, 04/12/29 (a)(b)	570,000	581,451
5.16%, 04/20/29 (a)(b)	900,000	920,687
5.45%, 07/20/29 (a)(b)	750,000	774,173
4.13%, 10/18/29 (a)(b)	500,000	499,766
6.41%, 11/01/29 (a)(b)	495,000	524,647
5.17%, 01/16/30 (a)(b)	685,000	703,919
4.43%, 01/23/30 (a)(b)	955,000	960,601
5.66%, 04/18/30 (a)(b)	785,000	818,281
5.04%, 07/19/30 (a)(b)	685,000	702,719
4.65%, 10/18/30 (a)(b)	875,000	885,864
5.23%, 01/15/31 (a)(b)	750,000	773,493
2.70%, 01/22/31 (a)(b)	1,030,000	967,069
3.62%, 04/01/31 (a)(b)	905,000	879,596
5.19%, 04/17/31 (a)(b)	760,000	783,668
4.36%, 10/22/31 (a)(b)	750,000	747,823
1.79%, 02/13/32 (a)(b)	1,075,000	945,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.25%, 04/01/32	345,000	397,646
1.93%, 04/28/32 (a)(b)	945,000	829,553
2.24%, 07/21/32 (a)(b)	1,110,000	986,109
2.51%, 10/20/32 (a)(b)	785,000	704,623
2.94%, 01/21/33 (a)(b)	900,000	821,743
4.89%, 07/20/33 (a)(b)	660,000	669,533
6.34%, 10/18/33 (a)(b)	950,000	1,041,938
5.25%, 04/21/34 (a)(b)	980,000	1,009,311
5.42%, 07/21/34 (a)(b)	730,000	760,070
6.63%, 11/01/34 (a)(b)	650,000	727,053
5.47%, 01/18/35 (a)(b)	780,000	811,045
5.83%, 04/19/35 (a)(b)	945,000	1,005,427
5.32%, 07/19/35 (a)(b)	1,000,000	1,030,228
5.59%, 01/18/36 (a)(b)	900,000	941,502
5.66%, 04/17/36 (a)(b)	900,000	946,468
2.48%, 09/16/36 (a)(b)	905,000	796,024
4.89%, 10/22/36 (a)(b)	750,000	743,929
5.30%, 04/20/37 (a)(b)	680,000	692,175
5.95%, 01/19/38 (a)(b)	410,000	432,319
3.97%, 07/22/38 (a)(b)	610,000	549,838
5.94%, 02/07/39 (a)(b)	450,000	473,964
4.46%, 04/22/39 (a)(b)	365,000	343,626
3.22%, 04/22/42 (a)(b)	615,000	481,690
6.38%, 07/24/42	550,000	612,597
4.30%, 01/27/45	755,000	653,926
4.38%, 01/22/47	720,000	622,850
5.60%, 03/24/51 (a)(b)	660,000	661,134
2.80%, 01/25/52 (a)(b)	670,000	426,070
5.52%, 11/19/55 (a)(b)	980,000	970,042
Morgan Stanley Bank NA
4.95%, 01/14/28 (a)(b)	575,000	580,360
5.50%, 05/26/28 (a)(b)	770,000	785,534
4.97%, 07/14/28 (a)(b)	415,000	420,986
5.02%, 01/12/29 (a)(b)	615,000	626,685
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	580,000	584,156
4.20%, 11/17/28 (a)(b)	720,000	722,323
4.73%, 07/18/31 (a)(b)	890,000	902,314
4.47%, 11/19/31 (a)(b)	920,000	922,409
National Australia Bank Ltd.
3.91%, 06/09/27	555,000	556,209
4.50%, 10/26/27	250,000	253,330
4.94%, 01/12/28	380,000	388,232
4.31%, 06/13/28	255,000	257,715
4.90%, 06/13/28	480,000	491,719
4.79%, 01/10/29	355,000	362,953
4.53%, 06/13/30	250,000	254,516
National Bank of Canada
4.95%, 02/01/28 (a)(b)	250,000	252,503
5.60%, 12/18/28	300,000	313,560
4.50%, 10/10/29	280,000	283,064
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	300,000	305,334
3.07%, 05/22/28 (a)(b)	460,000	454,327
5.52%, 09/30/28 (a)(b)	435,000	446,199
4.89%, 05/18/29 (a)(b)	535,000	544,301
5.81%, 09/13/29 (a)(b)	445,000	463,809
5.08%, 01/27/30 (a)(b)	635,000	649,447
4.45%, 05/08/30 (a)(b)	450,000	451,853
5.12%, 05/23/31 (a)(b)	250,000	256,714
6.02%, 03/02/34 (a)(b)	335,000	359,706
6.48%, 06/01/34 (a)(b)	300,000	315,582
5.78%, 03/01/35 (a)(b)	425,000	450,081
3.03%, 11/28/35 (a)(b)	400,000	368,464
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern Trust Corp.
4.00%, 05/10/27 (a)	310,000	310,925
3.65%, 08/03/28 (a)	235,000	234,432
3.15%, 05/03/29 (a)	165,000	160,816
1.95%, 05/01/30 (a)	360,000	329,499
4.15%, 11/19/30	150,000	150,230
3.38%, 05/08/32 (a)(b)	190,000	187,391
6.13%, 11/02/32 (a)	220,000	240,206
5.12%, 11/19/40 (a)(b)	230,000	230,464
PNC Bank NA
3.10%, 10/25/27 (a)	695,000	686,929
3.25%, 01/22/28 (a)	300,000	296,827
4.43%, 07/21/28 (a)(b)	290,000	292,030
4.05%, 07/26/28	400,000	400,621
2.70%, 10/22/29	370,000	349,713
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	230,000	227,869
5.30%, 01/21/28 (a)(b)	300,000	303,986
5.35%, 12/02/28 (a)(b)	380,000	389,790
3.45%, 04/23/29 (a)	400,000	393,950
5.58%, 06/12/29 (a)(b)	680,000	705,375
2.55%, 01/22/30 (a)	600,000	565,036
5.49%, 05/14/30 (a)(b)	365,000	380,261
2.31%, 04/23/32 (a)(b)	310,000	279,854
4.81%, 10/21/32 (a)(b)	570,000	580,623
4.63%, 06/06/33 (a)(b)	225,000	223,440
6.04%, 10/28/33 (a)(b)	450,000	486,683
5.07%, 01/24/34 (a)(b)	505,000	517,192
5.94%, 08/18/34 (a)(b)	335,000	359,931
6.88%, 10/20/34 (a)(b)	765,000	866,351
5.68%, 01/22/35 (a)(b)	400,000	422,283
5.40%, 07/23/35 (a)(b)	450,000	466,382
5.58%, 01/29/36 (a)(b)	500,000	522,065
5.37%, 07/21/36 (a)(b)	565,000	582,107
Regions Bank
6.45%, 06/26/37	250,000	270,902
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	203,579
5.72%, 06/06/30 (a)(b)	200,000	208,582
5.50%, 09/06/35 (a)(b)	310,000	319,672
7.38%, 12/10/37	125,000	143,152
Royal Bank of Canada
4.88%, 01/19/27	350,000	353,655
3.63%, 05/04/27	400,000	399,585
4.24%, 08/03/27	350,000	352,481
6.00%, 11/01/27	460,000	477,664
4.90%, 01/12/28	240,000	244,975
4.72%, 03/27/28 (a)(b)	250,000	252,216
5.20%, 08/01/28	325,000	335,358
4.52%, 10/18/28 (a)(b)	250,000	252,467
4.00%, 11/03/28 (a)(b)	225,000	225,295
4.97%, 01/24/29 (a)(b)	600,000	611,197
4.95%, 02/01/29	295,000	303,010
4.50%, 08/06/29 (a)(b)	350,000	353,454
4.97%, 08/02/30 (a)(b)	400,000	410,011
4.65%, 10/18/30 (a)(b)	640,000	649,109
5.15%, 02/04/31 (a)(b)	500,000	515,030
4.97%, 05/02/31 (a)(b)	285,000	291,751
4.70%, 08/06/31 (a)(b)	300,000	303,912
2.30%, 11/03/31	425,000	382,685
4.31%, 11/03/31 (a)(b)	250,000	248,935
3.88%, 05/04/32	405,000	393,532
5.00%, 02/01/33	545,000	561,295
5.00%, 05/02/33	300,000	308,148
5.15%, 02/01/34	445,000	464,550
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	310,000	311,025
2.49%, 01/06/28 (a)(b)	335,000	329,378
6.50%, 03/09/29 (a)(b)	330,000	344,069
5.47%, 03/20/29 (a)(b)	250,000	255,584
6.57%, 06/12/29 (a)(b)	165,000	172,574
6.17%, 01/09/30 (a)(b)	455,000	474,264
5.35%, 09/06/30 (a)(b)	305,000	312,029
5.74%, 03/20/31 (a)(b)	50,000	51,762
7.66%, 11/09/31 (a)(b)	200,000	224,230
6.34%, 05/31/35 (a)(b)	200,000	214,591
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	300,000	294,893
3.82%, 11/03/28 (a)(b)	420,000	417,476
6.53%, 01/10/29 (a)(b)	400,000	418,122
4.32%, 09/22/29 (a)(b)	400,000	400,339
4.86%, 09/11/30 (a)(b)	310,000	313,729
2.90%, 03/15/32 (a)(b)	305,000	280,158
5.14%, 09/22/36 (a)(b)	290,000	288,594
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	175,000	176,821
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	170,000	178,541
State Street Bank & Trust Co.
4.78%, 11/23/29	295,000	303,646
State Street Corp.
4.99%, 03/18/27 (a)	325,000	329,387
4.33%, 10/22/27 (a)	425,000	429,526
2.20%, 02/07/28 (a)(b)	135,000	132,599
4.54%, 02/28/28 (a)	400,000	406,344
5.82%, 11/04/28 (a)(b)	185,000	191,308
4.53%, 02/20/29 (a)(b)	325,000	329,256
5.68%, 11/21/29 (a)(b)	305,000	319,564
4.14%, 12/03/29 (a)(b)	210,000	211,385
2.40%, 01/24/30	305,000	288,177
4.83%, 04/24/30 (a)	305,000	314,106
2.20%, 03/03/31	330,000	297,287
3.15%, 03/30/31 (a)(b)	115,000	110,958
2.62%, 02/07/33 (a)(b)	195,000	176,387
4.42%, 05/13/33 (a)(b)	210,000	209,177
4.16%, 08/04/33 (a)(b)	250,000	245,230
4.82%, 01/26/34 (a)(b)	340,000	344,768
5.16%, 05/18/34 (a)(b)	240,000	248,238
3.03%, 11/01/34 (a)(b)	325,000	306,882
6.12%, 11/21/34 (a)(b)	150,000	162,329
5.15%, 02/28/36 (a)(b)	335,000	343,181
4.78%, 10/23/36 (a)(b)	200,000	199,210
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	310,000	308,556
2.17%, 01/14/27	300,000	294,729
3.36%, 07/12/27	600,000	595,837
5.52%, 01/13/28	500,000	515,232
3.54%, 01/17/28	375,000	372,070
5.80%, 07/13/28	300,000	312,823
5.72%, 09/14/28	395,000	411,652
1.90%, 09/17/28	430,000	406,443
4.31%, 10/16/28	250,000	251,974
5.32%, 07/09/29	450,000	466,002
3.04%, 07/16/29	790,000	759,084
2.72%, 09/27/29 (c)	330,000	312,932
5.71%, 01/13/30	535,000	563,096
2.75%, 01/15/30	520,000	490,177
2.13%, 07/08/30	490,000	446,474
2.14%, 09/23/30	300,000	271,187
4.66%, 07/08/31 (a)(b)	200,000	202,098
5.42%, 07/09/31	340,000	355,936
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.22%, 09/17/31	375,000	333,166
5.77%, 01/13/33	600,000	639,307
4.95%, 07/08/33 (a)(b)	290,000	295,397
5.81%, 09/14/33	455,000	487,434
5.56%, 07/09/34	365,000	383,828
5.63%, 01/15/35	320,000	339,236
5.25%, 07/08/36 (a)(b)	270,000	276,876
2.30%, 01/12/41	230,000	161,858
2.93%, 09/17/41	360,000	265,038
3.05%, 01/14/42	235,000	180,538
6.18%, 07/13/43	180,000	195,175
5.84%, 07/09/44	300,000	309,927
5.80%, 07/08/46 (a)(b)	360,000	364,852
Synchrony Financial
3.95%, 12/01/27 (a)	465,000	463,312
5.15%, 03/19/29 (a)	330,000	334,716
5.02%, 07/29/29 (a)(b)	150,000	151,951
5.45%, 03/06/31 (a)(b)	240,000	246,177
2.88%, 10/28/31 (a)	405,000	363,550
6.00%, 07/29/36 (a)(b)	270,000	277,474
Synovus Bank
5.63%, 02/15/28 (a)	320,000	326,827
Toronto-Dominion Bank
1.95%, 01/12/27	275,000	269,896
2.80%, 03/10/27	390,000	384,956
4.98%, 04/05/27	200,000	202,605
4.11%, 06/08/27	75,000	75,206
4.69%, 09/15/27	575,000	582,541
5.16%, 01/10/28	450,000	460,625
4.86%, 01/31/28	205,000	208,481
4.57%, 06/02/28	250,000	253,172
5.52%, 07/17/28	425,000	440,688
4.11%, 10/13/28	300,000	300,754
4.99%, 04/05/29	460,000	471,996
4.78%, 12/17/29	250,000	256,030
4.81%, 06/03/30	360,000	367,531
2.00%, 09/10/31	300,000	268,177
2.45%, 01/12/32	325,000	290,637
5.30%, 01/30/32	210,000	219,504
3.20%, 03/10/32	510,000	475,504
4.46%, 06/08/32	710,000	709,419
5.15%, 09/10/34 (a)(b)	410,000	416,251
4.93%, 10/15/35	360,000	360,134
Truist Bank
4.42%, 07/24/28 (a)(b)	440,000	442,720
4.14%, 10/23/29 (a)(b)	375,000	374,729
2.25%, 03/11/30 (a)	585,000	536,425
Truist Financial Corp.
1.13%, 08/03/27 (a)	300,000	287,446
4.12%, 06/06/28 (a)(b)	300,000	300,818
4.87%, 01/26/29 (a)(b)	400,000	406,453
3.88%, 03/19/29 (a)	205,000	202,509
1.89%, 06/07/29 (a)(b)	375,000	356,406
7.16%, 10/30/29 (a)(b)	470,000	507,263
5.44%, 01/24/30 (a)(b)	400,000	414,230
1.95%, 06/05/30 (a)	300,000	272,786
5.07%, 05/20/31 (a)(b)	350,000	359,602
5.15%, 08/05/32 (a)(b)	250,000	258,432
4.92%, 07/28/33 (a)(b)	315,000	317,425
6.12%, 10/28/33 (a)(b)	200,000	216,228
5.12%, 01/26/34 (a)(b)	400,000	407,714
5.87%, 06/08/34 (a)(b)	575,000	612,003
5.71%, 01/24/35 (a)(b)	500,000	526,725
4.96%, 10/23/36 (a)(b)	350,000	346,431
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. Bancorp
3.15%, 04/27/27 (a)	400,000	396,910
2.22%, 01/27/28 (a)(b)	310,000	304,490
3.90%, 04/26/28 (a)	445,000	445,769
4.55%, 07/22/28 (a)(b)	610,000	615,225
4.65%, 02/01/29 (a)(b)	400,000	405,109
5.78%, 06/12/29 (a)(b)	550,000	571,901
3.00%, 07/30/29 (a)	315,000	303,598
5.38%, 01/23/30 (a)(b)	465,000	481,701
1.38%, 07/22/30 (a)	560,000	495,871
5.10%, 07/23/30 (a)(b)	505,000	520,185
5.05%, 02/12/31 (a)(b)	320,000	329,052
5.08%, 05/15/31 (a)(b)	270,000	278,470
2.68%, 01/27/33 (a)(b)	250,000	225,605
4.97%, 07/22/33 (a)(b)	420,000	424,000
5.85%, 10/21/33 (a)(b)	440,000	471,292
4.84%, 02/01/34 (a)(b)	630,000	634,995
5.84%, 06/12/34 (a)(b)	555,000	592,608
5.68%, 01/23/35 (a)(b)	580,000	613,036
5.42%, 02/12/36 (a)(b)	390,000	405,306
2.49%, 11/03/36 (a)(b)	455,000	397,710
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	250,000	252,583
UBS AG
5.00%, 07/09/27	250,000	255,052
4.86%, 01/10/28 (a)(b)	250,000	252,123
7.50%, 02/15/28	250,000	268,587
5.65%, 09/11/28	530,000	553,300
4.50%, 06/26/48	295,000	257,905
UBS Group AG
4.88%, 05/15/45	620,000	573,243
Wachovia Corp.
5.50%, 08/01/35	280,000	288,923
Webster Financial Corp.
4.10%, 03/25/29 (a)	165,000	162,409
5.78%, 09/11/35 (a)(b)	210,000	210,158
Wells Fargo & Co.
4.30%, 07/22/27	710,000	713,174
4.90%, 01/24/28 (a)(b)	820,000	827,243
3.53%, 03/24/28 (a)(b)	1,175,000	1,167,397
5.71%, 04/22/28 (a)(b)	910,000	928,911
3.58%, 05/22/28 (a)(b)	970,000	963,972
2.39%, 06/02/28 (a)(b)	970,000	948,159
4.81%, 07/25/28 (a)(b)	900,000	910,337
4.15%, 01/24/29 (a)	750,000	752,023
4.97%, 04/23/29 (a)(b)	770,000	784,838
5.57%, 07/25/29 (a)(b)	1,370,000	1,418,489
4.08%, 09/15/29 (a)(b)	440,000	439,716
6.30%, 10/23/29 (a)(b)	825,000	871,989
7.95%, 11/15/29	350,000	392,129
5.20%, 01/23/30 (a)(b)	750,000	772,687
2.88%, 10/30/30 (a)(b)	1,085,000	1,033,036
5.24%, 01/24/31 (a)(b)	750,000	776,653
2.57%, 02/11/31 (a)(b)	1,060,000	990,900
4.48%, 04/04/31 (a)(b)	700,000	704,843
5.15%, 04/23/31 (a)(b)	955,000	985,972
3.35%, 03/02/33 (a)(b)	1,185,000	1,106,384
4.90%, 07/25/33 (a)(b)	1,375,000	1,397,169
5.39%, 04/24/34 (a)(b)	1,185,000	1,232,270
5.56%, 07/25/34 (a)(b)	1,305,000	1,369,712
6.49%, 10/23/34 (a)(b)	1,055,000	1,169,365
5.50%, 01/23/35 (a)(b)	1,040,000	1,085,613
5.38%, 02/07/35	235,000	247,480
5.21%, 12/03/35 (a)(b)	750,000	767,049
5.61%, 04/23/36 (a)(b)	900,000	944,168
4.89%, 09/15/36 (a)(b)	580,000	578,341
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.07%, 04/30/41 (a)(b)	1,100,000	854,389
5.38%, 11/02/43	550,000	533,682
5.61%, 01/15/44	755,000	748,889
4.65%, 11/04/44	765,000	670,372
3.90%, 05/01/45	665,000	540,403
4.90%, 11/17/45	600,000	540,200
4.40%, 06/14/46	605,000	505,624
4.75%, 12/07/46	525,000	461,429
5.01%, 04/04/51 (a)(b)	1,640,000	1,500,815
4.61%, 04/25/53 (a)(b)	1,055,000	908,611
5.95%, 12/01/86	135,000	141,400
Wells Fargo Bank NA
5.85%, 02/01/37	350,000	370,566
6.60%, 01/15/38	310,000	346,798
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	120,000	120,628
Westpac Banking Corp.
3.35%, 03/08/27	375,000	373,397
4.04%, 08/26/27	325,000	326,653
5.46%, 11/18/27	350,000	360,790
3.40%, 01/25/28	440,000	436,643
5.54%, 11/17/28	350,000	366,141
1.95%, 11/20/28	275,000	260,893
5.05%, 04/16/29	245,000	253,483
2.65%, 01/16/30	250,000	237,575
4.35%, 07/01/30	50,000	50,564
2.15%, 06/03/31	375,000	338,900
5.41%, 08/10/33 (a)(b)	250,000	258,392
6.82%, 11/17/33	280,000	313,320
4.11%, 07/24/34 (a)(b)	280,000	275,686
2.67%, 11/15/35 (a)(b)	630,000	570,527
5.62%, 11/20/35 (a)(b)	470,000	485,940
3.02%, 11/18/36 (a)(b)	350,000	316,158
4.42%, 07/24/39	280,000	259,823
2.96%, 11/16/40	430,000	328,622
3.13%, 11/18/41 (c)	375,000	284,677
Wintrust Financial Corp.
4.85%, 06/06/29	210,000	209,405
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	282,746
		492,780,740
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	195,000	186,043
5.50%, 08/20/34 (a)	140,000	143,548
5.50%, 02/15/36 (a)	130,000	130,093
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	175,000	183,672
5.15%, 05/15/33 (a)	345,000	358,629
5.20%, 04/15/35 (a)	200,000	204,496
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	120,000	120,790
6.38%, 11/15/33 (a)	180,000	197,919
5.15%, 08/12/35 (a)	150,000	150,315
5.80%, 05/21/54 (a)	220,000	216,416
6.00%, 12/15/54 (a)(b)	170,000	168,765
ARES Management Corp.
6.38%, 11/10/28 (a)	245,000	259,455
5.60%, 10/11/54 (a)	100,000	94,616
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,178
6.60%, 06/10/29 (a)	170,000	177,612
6.15%, 04/02/30 (a)	200,000	207,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	225,000	228,199
5.00%, 03/14/34 (a)	285,000	294,678
4.90%, 01/08/35 (a)	175,000	178,840
5.25%, 03/14/54 (a)	480,000	460,337
5.35%, 01/08/55 (a)	395,000	384,312
BlackRock, Inc.
3.20%, 03/15/27	185,000	183,929
3.25%, 04/30/29 (a)	400,000	392,175
2.40%, 04/30/30 (a)	430,000	402,853
1.90%, 01/28/31 (a)	510,000	458,611
2.10%, 02/25/32 (a)	280,000	247,401
4.75%, 05/25/33 (a)	350,000	358,122
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	200,000	201,867
4.95%, 02/15/36 (a)	150,000	148,997
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	175,000	158,625
4.38%, 02/15/32 (a)	150,000	142,705
6.25%, 04/18/34 (a)	300,000	309,966
4.13%, 10/07/51 (a)	170,000	119,198
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	180,000	181,496
5.80%, 04/24/35 (a)	200,000	209,454
5.30%, 01/15/36 (a)	120,000	120,017
6.08%, 09/15/55 (a)	230,000	235,559
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	345,000	369,599
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	180,000	157,974
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	205,000	141,333
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	345,000	344,204
4.85%, 03/29/29 (a)	340,000	345,584
4.35%, 04/15/30 (a)	250,000	251,043
2.72%, 04/15/31 (a)	150,000	137,457
6.35%, 01/05/34 (a)	200,000	217,423
5.68%, 01/15/35 (a)	125,000	129,473
5.33%, 01/15/36 (a)	190,000	190,451
4.70%, 09/20/47 (a)	290,000	250,930
3.50%, 03/30/51 (a)	225,000	156,476
3.63%, 02/15/52 (a)	130,000	91,708
5.97%, 03/04/54 (a)	330,000	333,034
5.81%, 03/03/55 (a)	145,000	143,123
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	230,000	227,128
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	199,595
1.63%, 12/15/30 (a)	160,000	142,042
3.00%, 03/16/32 (a)	100,000	92,521
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	165,000	163,769
2.45%, 03/03/27 (a)(d)	410,000	403,928
3.30%, 04/01/27 (a)(d)	220,000	218,713
3.20%, 01/25/28 (a)(d)	190,000	187,447
2.00%, 03/20/28 (a)(d)	335,000	322,396
4.00%, 02/01/29 (a)(d)	150,000	150,575
5.64%, 05/19/29 (a)(b)(d)	325,000	337,460
3.25%, 05/22/29 (a)(d)	175,000	170,522
2.75%, 10/01/29 (a)(d)	135,000	128,723
6.20%, 11/17/29 (a)(b)(d)	350,000	370,415
4.63%, 03/22/30 (a)(d)	150,000	153,471
1.65%, 03/11/31 (a)(d)	195,000	171,241
2.30%, 05/13/31 (a)(d)	220,000	199,340
4.34%, 11/14/31 (a)(b)(d)	275,000	274,659
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 12/01/31 (a)(d)	225,000	197,161
2.90%, 03/03/32 (a)(d)	265,000	242,895
5.85%, 05/19/34 (a)(b)(d)	385,000	412,493
6.14%, 08/24/34 (a)(b)(d)	375,000	409,096
4.91%, 11/14/36 (a)(b)(d)	250,000	248,806
CME Group, Inc.
3.75%, 06/15/28 (a)	170,000	170,265
4.40%, 03/15/30 (a)	125,000	126,915
2.65%, 03/15/32 (a)	225,000	206,069
5.30%, 09/15/43 (a)	250,000	250,947
4.15%, 06/15/48 (a)	255,000	213,521
Eaton Vance Corp.
3.50%, 04/06/27 (a)	113,000	112,488
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	222,028
2.95%, 08/12/51 (a)	155,000	98,236
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	200,000	197,630
4.00%, 09/15/27 (a)	450,000	451,294
3.63%, 09/01/28 (a)	290,000	288,073
3.95%, 12/01/28 (a)	180,000	180,520
4.35%, 06/15/29 (a)	380,000	384,189
2.10%, 06/15/30 (a)	380,000	349,128
4.20%, 03/15/31 (a)	200,000	200,197
5.25%, 06/15/31 (a)	445,000	466,346
1.85%, 09/15/32 (a)	450,000	384,071
4.60%, 03/15/33 (a)	470,000	475,963
2.65%, 09/15/40 (a)	385,000	285,863
4.25%, 09/21/48 (a)	375,000	312,570
3.00%, 06/15/50 (a)	360,000	236,264
4.95%, 06/15/52 (a)	460,000	422,356
3.00%, 09/15/60 (a)	505,000	302,598
5.20%, 06/15/62 (a)	335,000	307,224
Invesco Finance PLC
5.38%, 11/30/43	230,000	221,137
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	220,000	223,884
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	201,428
6.45%, 06/08/27	100,000	103,263
5.88%, 07/21/28 (a)	165,000	171,614
4.15%, 01/23/30	555,000	547,893
2.63%, 10/15/31 (a)	360,000	319,672
2.75%, 10/15/32 (a)	245,000	213,393
6.20%, 04/14/34 (a)	450,000	475,540
6.25%, 01/15/36	170,000	180,348
6.50%, 01/20/43	115,000	119,728
KKR & Co., Inc.
5.10%, 08/07/35 (a)	260,000	260,206
Lazard Group LLC
4.50%, 09/19/28 (a)	235,000	236,975
4.38%, 03/11/29 (a)	160,000	160,433
Legg Mason, Inc.
5.63%, 01/15/44	161,000	161,478
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	170,000	173,366
4.90%, 04/03/28 (a)	265,000	268,947
6.75%, 11/17/28 (a)	200,000	213,535
5.20%, 03/15/30 (a)	225,000	230,422
5.15%, 06/15/30 (a)	170,000	173,590
6.00%, 05/20/34 (a)	150,000	157,785
5.65%, 03/15/35 (a)	210,000	215,412
Marex Group PLC
6.40%, 11/04/29 (a)	260,000	269,861
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
5.35%, 06/28/28 (a)	250,000	258,120
1.65%, 01/15/31 (a)	250,000	221,777
5.55%, 02/15/34 (a)	380,000	399,490
2.50%, 12/21/40 (a)	200,000	142,456
3.25%, 04/28/50 (a)	175,000	121,357
3.95%, 03/07/52 (a)	110,000	84,164
5.95%, 08/15/53 (a)	225,000	233,973
6.10%, 06/28/63 (a)	240,000	251,460
Nomura Holdings, Inc.
2.33%, 01/22/27	500,000	491,256
5.39%, 07/06/27	900,000	916,029
6.07%, 07/12/28	200,000	208,739
2.17%, 07/14/28	300,000	285,568
3.10%, 01/16/30	650,000	617,639
2.68%, 07/16/30	400,000	369,827
2.61%, 07/14/31	400,000	361,623
3.00%, 01/22/32	310,000	281,679
6.18%, 01/18/33	240,000	259,608
6.09%, 07/12/33	200,000	215,686
5.78%, 07/03/34	345,000	364,476
5.04%, 06/10/36 (a)(b)	220,000	217,524
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	229,207
4.90%, 09/11/35 (a)	190,000	188,969
4.95%, 07/15/46	210,000	192,501
3.75%, 04/01/51 (a)	260,000	191,446
5.65%, 09/11/55 (a)	250,000	244,889
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	122,462
TPG Operating Group II LP
5.88%, 03/05/34 (a)	210,000	219,627
5.38%, 01/15/36 (a)	150,000	149,706
		36,767,299
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 01/15/27 (a)	300,000	305,855
6.45%, 04/15/27 (a)	175,000	179,837
3.65%, 07/21/27 (a)	480,000	477,158
4.63%, 10/15/27 (a)	225,000	226,995
3.88%, 01/23/28 (a)	300,000	298,612
4.88%, 04/01/28 (a)	250,000	254,272
5.75%, 06/06/28 (a)	190,000	196,880
3.00%, 10/29/28 (a)	1,050,000	1,018,588
5.10%, 01/19/29 (a)	200,000	204,606
4.63%, 09/10/29 (a)	350,000	353,756
6.15%, 09/30/30 (a)	310,000	332,071
4.38%, 11/15/30 (a)	180,000	179,621
5.38%, 12/15/31 (a)	300,000	311,293
3.30%, 01/30/32 (a)	1,255,000	1,161,437
3.40%, 10/29/33 (a)	475,000	429,775
5.30%, 01/19/34 (a)	150,000	153,698
4.95%, 09/10/34 (a)	300,000	299,914
5.00%, 11/15/35 (a)	180,000	178,170
3.85%, 10/29/41 (a)	460,000	376,543
6.95%, 03/10/55 (a)(b)	200,000	210,090
6.50%, 01/31/56 (a)(b)	290,000	299,613
Air Lease Corp.
2.20%, 01/15/27 (a)	150,000	147,024
3.63%, 04/01/27 (a)	150,000	148,939
3.63%, 12/01/27 (a)	199,000	196,874
5.85%, 12/15/27 (a)	200,000	205,862
5.30%, 02/01/28 (a)	125,000	127,331
2.10%, 09/01/28 (a)	200,000	188,482
4.63%, 10/01/28 (a)	200,000	200,916
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 10/01/29 (a)	250,000	239,022
3.00%, 02/01/30 (a)	300,000	281,581
3.13%, 12/01/30 (a)	265,000	245,818
5.20%, 07/15/31 (a)	150,000	152,509
2.88%, 01/15/32 (a)	300,000	269,252
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	120,000	120,002
6.90%, 04/13/29 (a)	355,000	373,086
5.88%, 08/30/30 (a)	120,000	121,343
6.70%, 07/29/31 (a)	350,000	369,949
6.55%, 03/15/32 (a)	150,000	154,877
ARES Capital Corp.
7.00%, 01/15/27	335,000	343,384
2.88%, 06/15/27 (a)	160,000	156,714
2.88%, 06/15/28 (a)	350,000	334,731
5.88%, 03/01/29 (a)	315,000	323,330
5.95%, 07/15/29 (a)	210,000	215,795
5.50%, 09/01/30 (a)	300,000	302,321
5.10%, 01/15/31 (a)	190,000	187,576
3.20%, 11/15/31 (a)	305,000	270,983
5.80%, 03/08/32 (a)	250,000	252,626
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	275,000	278,612
5.45%, 09/09/28 (a)(e)	170,000	171,383
4.85%, 01/15/29 (a)(e)	180,000	178,006
6.35%, 08/15/29 (a)	225,000	231,945
5.60%, 02/15/30 (a)	235,000	236,274
5.80%, 09/09/30 (a)(e)	205,000	207,213
5.15%, 01/15/31 (a)(e)	150,000	147,256
6.20%, 03/21/32 (a)	200,000	205,396
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	145,000	144,923
Barings BDC, Inc.
5.20%, 09/15/28 (a)	90,000	89,584
7.00%, 02/15/29 (a)	85,000	87,787
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(e)	110,000	109,750
Blackstone Private Credit Fund
3.25%, 03/15/27 (a)	300,000	295,014
4.95%, 09/26/27 (a)	145,000	145,809
7.30%, 11/27/28 (a)	200,000	212,225
4.00%, 01/15/29 (a)	250,000	242,991
5.60%, 11/22/29 (a)	300,000	302,889
5.25%, 04/01/30 (a)	150,000	149,138
5.05%, 09/10/30 (a)	150,000	147,779
6.25%, 01/25/31 (a)	100,000	103,187
6.00%, 01/29/32 (a)	350,000	355,604
6.00%, 11/22/34 (a)(c)	200,000	202,240
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)	230,000	223,855
5.88%, 11/15/27 (a)	115,000	117,437
5.35%, 04/13/28 (a)	290,000	292,667
2.85%, 09/30/28 (a)	245,000	231,733
5.30%, 06/30/30 (a)	250,000	249,093
Blue Owl Capital Corp.
2.63%, 01/15/27 (a)	275,000	268,766
3.13%, 04/13/27 (a)	220,000	214,952
2.88%, 06/11/28 (a)	250,000	236,213
5.95%, 03/15/29 (a)	200,000	201,922
6.20%, 07/15/30 (a)	100,000	101,373
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (a)	150,000	149,703
7.75%, 09/16/27 (a)	150,000	156,029
7.95%, 06/13/28 (a)	200,000	211,605
7.75%, 01/15/29 (a)	150,000	158,709
6.60%, 09/15/29 (a)	200,000	205,837
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 03/15/30 (a)	490,000	489,582
6.65%, 03/15/31 (a)	250,000	257,819
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	97,413
6.10%, 03/15/28 (a)(e)	200,000	201,214
6.75%, 04/04/29 (a)	235,000	240,468
Capital Southwest Corp.
5.95%, 09/18/30 (a)	175,000	176,391
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	225,000	230,618
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	115,000	118,695
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	285,000	277,106
3.25%, 07/15/27 (a)	145,000	139,931
3.13%, 10/12/28 (a)	210,000	193,867
7.88%, 01/15/29 (a)	115,000	119,297
6.88%, 08/15/29 (a)	255,000	257,388
6.13%, 01/15/30 (a)(c)	125,000	123,170
6.13%, 01/15/31 (a)	120,000	117,193
GATX Corp.
3.85%, 03/30/27 (a)	200,000	199,443
3.50%, 03/15/28 (a)	150,000	148,002
4.55%, 11/07/28 (a)	105,000	105,922
4.70%, 04/01/29 (a)	255,000	258,073
4.00%, 06/30/30 (a)	200,000	197,197
1.90%, 06/01/31 (a)	125,000	109,589
3.50%, 06/01/32 (a)	125,000	116,831
5.45%, 09/15/33 (a)	140,000	145,122
6.05%, 03/15/34 (a)	245,000	260,787
6.90%, 05/01/34 (a)	150,000	168,474
5.20%, 03/15/44 (a)	100,000	94,639
3.10%, 06/01/51 (a)	295,000	187,209
6.05%, 06/05/54 (a)	205,000	207,741
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	130,000	132,886
5.65%, 09/09/30 (a)	180,000	180,892
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28 (a)(e)	100,000	101,926
6.25%, 05/06/30 (a)(c)(e)	150,000	153,103
5.88%, 01/31/31 (a)(e)	150,000	150,475
Golub Capital BDC, Inc.
2.05%, 02/15/27 (a)	180,000	174,748
7.05%, 12/05/28 (a)	100,000	105,567
6.00%, 07/15/29 (a)	200,000	204,592
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(e)	150,000	151,032
5.80%, 09/12/29 (a)	300,000	304,301
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	222,065
6.00%, 06/16/30 (a)	100,000	101,379
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)(c)	200,000	202,440
4.90%, 09/11/28 (a)(e)	355,000	353,064
6.75%, 01/30/29 (a)(c)	230,000	240,260
6.25%, 09/30/29 (a)(c)	120,000	124,340
5.45%, 11/15/30 (a)(e)	150,000	149,587
5.95%, 04/14/32 (a)	200,000	203,228
Main Street Capital Corp.
6.50%, 06/04/27 (a)	175,000	178,799
5.40%, 08/15/28 (a)	100,000	100,522
6.95%, 03/01/29 (a)	100,000	104,507
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	149,995
6.15%, 05/17/29 (a)	200,000	205,931
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MSD Investment Corp.
6.25%, 05/31/30 (a)(e)	150,000	151,006
6.13%, 02/05/31 (a)(e)	120,000	119,320
New Mountain Finance Corp.
6.20%, 10/15/27	85,000	86,496
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(e)	90,000	89,880
5.75%, 02/01/30 (a)	135,000	134,959
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	75,000	76,939
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	195,000	190,888
7.10%, 02/15/29 (a)(c)	60,000	61,911
6.34%, 02/27/30 (a)(c)	100,000	100,777
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	145,000	156,390
6.50%, 07/23/29 (a)	120,000	123,569
6.19%, 07/15/30 (a)(e)	120,000	120,681
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	215,000	222,902
5.75%, 01/15/30 (a)	150,000	152,126
6.13%, 07/15/30 (a)	250,000	256,713
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	25,000	26,227
6.13%, 03/01/29 (a)(c)	50,000	51,656
5.63%, 08/15/30 (a)	100,000	101,131
		32,102,401
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	234,000	224,229
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	170,000	174,832
6.38%, 07/01/34 (a)	340,000	346,507
6.75%, 07/15/35 (a)	160,000	167,613
J Paul Getty Trust
4.91%, 04/01/35 (a)	150,000	153,013
ORIX Corp.
3.70%, 07/18/27	143,000	142,392
5.00%, 09/13/27 (c)	150,000	152,635
4.65%, 09/10/29	200,000	203,251
4.45%, 09/09/30	150,000	150,305
2.25%, 03/09/31	190,000	171,148
5.20%, 09/13/32	200,000	206,705
5.40%, 02/25/35	150,000	154,865
		2,247,495
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	205,000	246,628
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	385,000	389,712
Aetna, Inc.
6.63%, 06/15/36	265,000	292,110
6.75%, 12/15/37	230,000	253,704
4.50%, 05/15/42 (a)	135,000	115,882
4.75%, 03/15/44 (a)	125,000	109,462
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	246,177
4.00%, 10/15/46 (a)	150,000	120,791
4.75%, 01/15/49 (a)	205,000	180,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	97,729
4.90%, 09/15/44 (a)	105,000	95,871
3.25%, 08/15/51 (a)	215,000	144,771
Allstate Corp.
5.05%, 06/24/29 (a)	150,000	155,105
1.45%, 12/15/30 (a)	215,000	187,772
5.25%, 03/30/33 (a)	200,000	208,207
5.35%, 06/01/33	104,000	107,979
5.55%, 05/09/35	200,000	210,128
5.95%, 04/01/36	150,000	161,276
4.50%, 06/15/43	120,000	105,099
4.20%, 12/15/46 (a)	201,000	165,672
3.85%, 08/10/49 (a)	150,000	114,626
6.50%, 05/15/67 (a)(b)	155,000	163,208
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	104,843
5.00%, 09/23/35 (a)	100,000	98,395
4.50%, 06/15/47 (a)	170,000	143,176
American International Group, Inc.
4.85%, 05/07/30 (a)	225,000	230,659
3.40%, 06/30/30 (a)	100,000	96,556
5.13%, 03/27/33 (a)	250,000	257,442
3.88%, 01/15/35 (a)	190,000	177,644
5.45%, 05/07/35 (a)	200,000	208,475
4.50%, 07/16/44 (a)	300,000	264,771
4.80%, 07/10/45 (a)	100,000	90,636
4.75%, 04/01/48 (a)	280,000	249,090
4.38%, 06/30/50 (a)	300,000	251,129
American National Group, Inc.
5.00%, 06/15/27 (a)	220,000	221,769
5.75%, 10/01/29 (a)	150,000	155,350
6.00%, 07/15/35 (a)	200,000	203,067
Aon Corp.
8.21%, 01/01/27	230,000	238,909
4.50%, 12/15/28 (a)	100,000	101,277
3.75%, 05/02/29 (a)	100,000	98,960
2.80%, 05/15/30 (a)	335,000	316,309
6.25%, 09/30/40	150,000	164,007
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	147,796
2.05%, 08/23/31 (a)	200,000	176,721
5.00%, 09/12/32 (a)	155,000	158,964
5.35%, 02/28/33 (a)	200,000	208,419
2.90%, 08/23/51 (a)	245,000	152,948
3.90%, 02/28/52 (a)	260,000	194,893
Aon Global Ltd.
4.60%, 06/14/44 (a)	180,000	157,560
4.75%, 05/15/45 (a)	230,000	204,779
Aon North America, Inc.
5.13%, 03/01/27 (a)	175,000	177,222
5.15%, 03/01/29 (a)	255,000	262,511
5.30%, 03/01/31 (a)	150,000	156,502
5.45%, 03/01/34 (a)	595,000	618,999
5.75%, 03/01/54 (a)	570,000	567,935
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	150,000	140,124
Arch Capital Group Ltd.
7.35%, 05/01/34	75,000	86,982
3.64%, 06/30/50 (a)	320,000	238,283
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	166,409
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	200,000	202,290
4.85%, 12/15/29 (a)	50,000	51,182
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/15/32 (a)	200,000	204,710
5.50%, 03/02/33 (a)	255,000	265,740
6.50%, 02/15/34 (a)	125,000	137,821
5.45%, 07/15/34 (a)	205,000	212,804
5.15%, 02/15/35 (a)	500,000	505,688
3.50%, 05/20/51 (a)	310,000	216,728
3.05%, 03/09/52 (a)	240,000	152,236
5.75%, 03/02/53 (a)	190,000	186,608
6.75%, 02/15/54 (a)	200,000	221,010
5.55%, 02/15/55 (a)	400,000	383,958
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	130,000	135,682
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	101,365
3.70%, 02/22/30 (a)	155,000	150,606
2.65%, 01/15/32 (a)	100,000	88,724
5.55%, 02/15/36 (a)	90,000	91,639
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	145,000	152,395
3.15%, 06/15/31 (a)	100,000	94,410
3.60%, 09/15/51 (a)	160,000	112,817
Athene Holding Ltd.
4.13%, 01/12/28 (a)	415,000	414,710
6.15%, 04/03/30 (a)	125,000	132,740
3.50%, 01/15/31 (a)	200,000	189,151
6.65%, 02/01/33 (a)	125,000	135,615
5.88%, 01/15/34 (a)	200,000	207,641
3.95%, 05/25/51 (a)	150,000	105,031
3.45%, 05/15/52 (a)	145,000	92,009
6.25%, 04/01/54 (a)	355,000	346,667
6.63%, 10/15/54 (a)(b)	225,000	224,743
6.63%, 05/19/55 (a)	230,000	234,468
6.88%, 06/28/55 (a)(b)	100,000	99,959
AXA SA
8.60%, 12/15/30	300,000	352,227
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	125,000	123,793
4.90%, 01/15/40 (a)(b)	165,000	159,180
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	115,000	114,921
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	246,174
1.85%, 03/12/30 (a)	185,000	169,990
1.45%, 10/15/30 (a)	345,000	307,890
2.88%, 03/15/32 (a)(c)	275,000	256,502
5.75%, 01/15/40	250,000	271,601
4.40%, 05/15/42	190,000	174,739
4.30%, 05/15/43	115,000	102,362
4.20%, 08/15/48 (a)	655,000	546,719
4.25%, 01/15/49 (a)	600,000	504,681
2.85%, 10/15/50 (a)	540,000	348,062
2.50%, 01/15/51 (a)	335,000	200,858
3.85%, 03/15/52 (a)	840,000	647,610
Berkshire Hathaway, Inc.
4.50%, 02/11/43	50,000	47,008
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	247,336
5.63%, 05/15/30 (a)(c)	200,000	202,970
4.70%, 06/22/47 (a)	305,000	224,438
3.85%, 12/22/51 (a)	160,000	96,468
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	150,000	151,835
4.50%, 03/15/29 (a)	115,000	115,414
4.90%, 06/23/30 (a)	230,000	233,406
2.38%, 03/15/31 (a)	200,000	179,508
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 03/17/32 (a)	185,000	178,989
5.25%, 06/23/32 (a)	150,000	153,437
5.65%, 06/11/34 (a)	100,000	103,364
5.55%, 06/23/35 (a)	340,000	349,115
4.95%, 03/17/52 (a)	200,000	174,741
6.25%, 06/23/55 (a)	300,000	312,228
Centene Corp.
4.25%, 12/15/27 (a)	730,000	725,859
2.45%, 07/15/28 (a)	675,000	631,966
4.63%, 12/15/29 (a)	955,000	926,520
3.38%, 02/15/30 (a)	630,000	580,445
3.00%, 10/15/30 (a)	685,000	613,320
2.50%, 03/01/31 (a)	705,000	608,508
2.63%, 08/01/31 (a)	400,000	343,909
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	200,000	204,587
1.38%, 09/15/30 (a)	350,000	308,505
5.00%, 03/15/34 (a)	330,000	337,854
4.90%, 08/15/35 (a)	370,000	371,999
6.70%, 05/15/36	20,000	22,930
6.00%, 05/11/37	300,000	326,422
6.50%, 05/15/38	120,000	136,164
4.15%, 03/13/43	150,000	129,557
4.35%, 11/03/45 (a)	400,000	348,909
2.85%, 12/15/51 (a)	265,000	169,069
3.05%, 12/15/61 (a)	360,000	221,371
Cincinnati Financial Corp.
6.92%, 05/15/28	165,000	175,881
6.13%, 11/01/34	60,000	64,652
CNA Financial Corp.
3.45%, 08/15/27 (a)	220,000	217,926
3.90%, 05/01/29 (a)	180,000	178,281
2.05%, 08/15/30 (a)	160,000	144,041
5.50%, 06/15/33 (a)	215,000	223,171
5.20%, 08/15/35 (a)	150,000	150,825
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	233,629
6.45%, 06/15/34 (a)	150,000	158,800
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	397,790
3.85%, 04/05/29 (a)	400,000	394,193
3.90%, 04/05/32 (a)	520,000	493,910
5.75%, 01/15/34 (a)	220,000	230,186
4.35%, 04/05/42 (a)	150,000	128,216
4.40%, 04/05/52 (a)	350,000	283,940
6.88%, 12/15/52 (a)(b)	300,000	307,417
6.38%, 09/15/54 (a)(b)	340,000	343,047
Elevance Health, Inc.
3.65%, 12/01/27 (a)	545,000	542,641
4.10%, 03/01/28 (a)	350,000	350,677
4.00%, 09/15/28 (a)	220,000	219,734
5.15%, 06/15/29 (a)	175,000	180,499
2.88%, 09/15/29 (a)	210,000	200,172
4.75%, 02/15/30 (a)	225,000	229,534
2.25%, 05/15/30 (a)	350,000	321,463
2.55%, 03/15/31 (a)	355,000	324,263
4.95%, 11/01/31 (a)	200,000	204,468
4.10%, 05/15/32 (a)	100,000	97,368
4.60%, 09/15/32 (a)	220,000	219,739
5.50%, 10/15/32 (a)	200,000	210,671
4.75%, 02/15/33 (a)	330,000	331,462
5.38%, 06/15/34 (a)	300,000	310,207
5.95%, 12/15/34	280,000	299,178
5.20%, 02/15/35 (a)	300,000	306,575
5.00%, 01/15/36 (a)	290,000	288,440
5.85%, 01/15/36	100,000	106,227
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 06/15/37	65,000	70,792
4.63%, 05/15/42	255,000	229,440
4.65%, 01/15/43	300,000	269,005
5.10%, 01/15/44	240,000	226,319
4.65%, 08/15/44 (a)	265,000	233,727
4.38%, 12/01/47 (a)	410,000	340,519
4.55%, 03/01/48 (a)	250,000	212,749
3.70%, 09/15/49 (a)	285,000	210,117
3.13%, 05/15/50 (a)	300,000	196,592
3.60%, 03/15/51 (a)	365,000	260,503
4.55%, 05/15/52 (a)	260,000	215,338
6.10%, 10/15/52 (a)	215,000	221,720
5.13%, 02/15/53 (a)	310,000	280,044
5.65%, 06/15/54 (a)	320,000	311,302
5.70%, 02/15/55 (a)	400,000	390,593
5.70%, 09/15/55 (a)	150,000	147,239
5.85%, 11/01/64 (a)	240,000	235,812
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	267,032
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	200,000	197,788
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	151,346
3.10%, 09/01/31 (a)	185,000	166,263
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	300,000	301,294
5.59%, 01/11/33 (a)	150,000	156,623
5.00%, 04/20/48 (a)	450,000	404,106
6.70%, 03/28/55 (a)(b)	100,000	104,412
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	156,749
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	160,000	141,778
3.50%, 10/15/50 (a)	290,000	202,218
3.13%, 10/15/52 (a)	345,000	219,115
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	157,149
6.50%, 06/04/29 (a)	150,000	156,309
6.25%, 10/04/34 (a)	205,000	208,841
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	265,000	268,832
4.63%, 04/29/30 (a)	300,000	301,225
5.63%, 08/16/32 (a)	225,000	234,910
6.00%, 12/07/33 (a)	200,000	212,356
5.75%, 05/20/35 (a)	160,000	166,660
6.35%, 03/22/54 (a)	250,000	258,915
6.10%, 03/15/55 (a)	255,000	256,077
6.50%, 05/20/55 (a)	230,000	243,511
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	191,061
2.45%, 03/15/31 (a)	200,000	178,690
3.20%, 09/17/51 (a)	245,000	155,664
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	145,176
2.40%, 08/15/31 (a)	200,000	174,723
Globe Life, Inc.
4.55%, 09/15/28 (a)	165,000	166,647
2.15%, 08/15/30 (a)	150,000	135,814
4.80%, 06/15/32 (a)	150,000	151,257
5.85%, 09/15/34 (a)	145,000	152,434
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	115,000	104,635
5.50%, 09/01/35 (a)	150,000	152,442
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	165,000	157,886
5.95%, 10/15/36	170,000	183,490
6.10%, 10/01/41	150,000	160,390
4.40%, 03/15/48 (a)	150,000	127,494
3.60%, 08/19/49 (a)	390,000	288,958
2.90%, 09/15/51 (a)	125,000	79,924
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	140,000	150,164
4.70%, 10/01/30 (a)	90,000	89,378
Humana, Inc.
1.35%, 02/03/27 (a)	270,000	262,128
3.95%, 03/15/27 (a)	150,000	149,690
5.75%, 03/01/28 (a)	100,000	103,125
5.75%, 12/01/28 (a)	130,000	135,272
3.70%, 03/23/29 (a)	275,000	269,996
3.13%, 08/15/29 (a)	145,000	139,119
4.88%, 04/01/30 (a)	165,000	167,374
5.38%, 04/15/31 (a)	550,000	568,656
2.15%, 02/03/32 (a)(c)	305,000	264,582
5.88%, 03/01/33 (a)	250,000	262,847
5.95%, 03/15/34 (a)	250,000	262,657
5.55%, 05/01/35 (a)	220,000	224,759
4.63%, 12/01/42 (a)	125,000	107,737
4.95%, 10/01/44 (a)	250,000	220,982
4.80%, 03/15/47 (a)	150,000	127,451
3.95%, 08/15/49 (a)	150,000	111,125
5.50%, 03/15/53 (a)	225,000	204,849
5.75%, 04/15/54 (a)	300,000	282,863
6.00%, 05/01/55 (a)	100,000	97,364
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	145,000	146,867
3.13%, 11/23/31 (a)	150,000	136,474
5.67%, 06/08/32 (a)	95,000	98,779
4.00%, 11/23/51 (a)	90,000	62,889
Kemper Corp.
2.40%, 09/30/30 (a)	295,000	264,344
3.80%, 02/23/32 (a)(c)	100,000	92,569
Lincoln National Corp.
3.80%, 03/01/28 (a)	250,000	248,763
3.05%, 01/15/30 (a)	195,000	185,960
3.40%, 01/15/31 (a)	150,000	142,687
5.85%, 03/15/34 (a)	100,000	105,040
5.35%, 11/15/35 (a)	150,000	151,430
6.30%, 10/09/37	150,000	161,385
7.00%, 06/15/40	150,000	169,046
Loews Corp.
3.20%, 05/15/30 (a)	165,000	158,062
6.00%, 02/01/35	110,000	118,655
4.13%, 05/15/43 (a)	150,000	127,983
Manulife Financial Corp.
2.48%, 05/19/27 (a)	130,000	127,531
4.06%, 02/24/32 (a)(b)	300,000	299,070
3.70%, 03/16/32 (a)	205,000	196,670
4.99%, 12/11/35 (a)	310,000	309,905
5.38%, 03/04/46	185,000	182,601
Markel Group, Inc.
3.50%, 11/01/27 (a)	165,000	163,744
3.35%, 09/17/29 (a)	110,000	106,461
5.00%, 04/05/46	100,000	90,144
4.30%, 11/01/47 (a)	100,000	80,567
5.00%, 05/20/49 (a)	260,000	230,034
4.15%, 09/17/50 (a)	200,000	154,769
3.45%, 05/07/52 (a)	240,000	162,743
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	300,000	303,791
4.38%, 03/15/29 (a)	510,000	515,498
4.65%, 03/15/30 (a)	300,000	306,091
2.25%, 11/15/30 (a)	290,000	265,011
4.85%, 11/15/31 (a)	300,000	307,731
5.75%, 11/01/32 (a)	150,000	160,822
5.40%, 09/15/33 (a)	200,000	210,249
5.00%, 03/15/35 (a)	600,000	608,260
4.75%, 03/15/39 (a)	205,000	197,872
5.35%, 11/15/44 (a)	75,000	73,438
4.35%, 01/30/47 (a)	200,000	169,914
4.20%, 03/01/48 (a)	180,000	148,429
4.90%, 03/15/49 (a)	375,000	339,652
2.90%, 12/15/51 (a)	195,000	123,439
5.45%, 03/15/53 (a)	155,000	150,645
5.70%, 09/15/53 (a)	300,000	301,888
5.45%, 03/15/54 (a)	175,000	169,734
5.40%, 03/15/55 (a)	500,000	481,544
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	149,873
MetLife, Inc.
4.55%, 03/23/30 (a)	375,000	383,078
6.50%, 12/15/32	270,000	303,262
5.38%, 07/15/33 (a)	150,000	158,254
6.38%, 06/15/34	250,000	279,889
5.30%, 12/15/34 (a)	50,000	52,063
5.70%, 06/15/35	390,000	417,172
5.88%, 02/06/41	235,000	247,161
4.13%, 08/13/42	290,000	247,400
4.88%, 11/13/43	225,000	209,942
4.72%, 12/15/44	260,000	235,193
4.05%, 03/01/45	260,000	215,312
4.60%, 05/13/46 (a)	335,000	299,691
5.00%, 07/15/52 (a)	305,000	279,100
5.25%, 01/15/54 (a)	235,000	223,705
6.35%, 03/15/55 (a)(b)	250,000	263,585
6.40%, 12/15/66 (a)	420,000	440,692
10.75%, 08/01/69 (a)(b)	225,000	299,860
MGIC Investment Corp.
5.25%, 08/15/28 (a)	430,000	430,297
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	160,000	159,367
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,901
Old Republic International Corp.
5.75%, 03/28/34 (a)	160,000	166,553
3.85%, 06/11/51 (a)	190,000	137,756
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	200,000	195,285
4.50%, 10/01/50 (a)(b)	150,000	141,269
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	181,769
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	170,000	167,309
2.13%, 06/15/30 (a)	260,000	236,955
4.63%, 09/15/42	135,000	121,420
4.35%, 05/15/43	195,000	167,801
4.30%, 11/15/46 (a)	175,000	147,381
5.50%, 03/15/53 (a)	50,000	48,854
Progressive Corp.
4.00%, 03/01/29 (a)	205,000	205,576
6.63%, 03/01/29	185,000	199,428
3.20%, 03/26/30 (a)	255,000	246,742
3.00%, 03/15/32 (a)	150,000	138,663
6.25%, 12/01/32	210,000	232,419
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 06/15/33 (a)	50,000	51,347
4.35%, 04/25/44	200,000	174,033
3.70%, 01/26/45	150,000	118,014
4.13%, 04/15/47 (a)	350,000	289,809
4.20%, 03/15/48 (a)	270,000	224,280
3.95%, 03/26/50 (a)	150,000	117,921
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	292,000	292,214
2.10%, 03/10/30 (a)	150,000	139,340
5.75%, 07/15/33	220,000	237,290
5.20%, 03/14/35 (a)	45,000	46,195
5.70%, 12/14/36	110,000	116,662
6.63%, 12/01/37	150,000	170,907
3.00%, 03/10/40 (a)	255,000	198,637
4.60%, 05/15/44	200,000	178,780
4.50%, 09/15/47 (a)(b)	345,000	341,751
3.91%, 12/07/47 (a)	260,000	204,978
4.42%, 03/27/48 (a)	200,000	168,356
5.70%, 09/15/48 (a)(b)	415,000	419,679
3.94%, 12/07/49 (a)	355,000	275,467
4.35%, 02/25/50 (a)	250,000	207,843
3.70%, 10/01/50 (a)(b)	305,000	284,110
3.70%, 03/13/51 (a)	455,000	339,727
5.13%, 03/01/52 (a)(b)	350,000	347,061
6.00%, 09/01/52 (a)(b)	300,000	309,872
6.75%, 03/01/53 (a)(b)	170,000	181,747
6.50%, 03/15/54 (a)(b)	210,000	221,800
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	287,396
3.63%, 03/24/32 (a)	110,000	104,394
Radian Group, Inc.
4.88%, 03/15/27 (a)	145,000	145,556
6.20%, 05/15/29 (a)	230,000	241,118
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	197,753
3.15%, 06/15/30 (a)	295,000	279,457
6.00%, 09/15/33 (a)	150,000	160,028
5.75%, 09/15/34 (a)	200,000	208,563
6.65%, 09/15/55 (a)(b)	205,000	211,813
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	205,000	203,283
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	260,000	254,774
5.80%, 04/01/35 (a)	115,000	120,281
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	10,000	10,496
5.38%, 03/01/49 (a)	100,000	92,339
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	165,000	175,042
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	190,000	168,389
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	151,487
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	100,000	101,756
6.75%, 06/20/36	50,000	57,541
6.25%, 06/15/37	285,000	317,254
5.35%, 11/01/40	250,000	254,008
4.60%, 08/01/43	240,000	215,945
4.30%, 08/25/45 (a)	115,000	98,190
3.75%, 05/15/46 (a)	225,000	177,396
4.00%, 05/30/47 (a)	190,000	154,283
4.05%, 03/07/48 (a)	200,000	162,214
4.10%, 03/04/49 (a)	200,000	162,635
2.55%, 04/27/50 (a)	225,000	136,530
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 06/08/51 (a)	275,000	182,532
5.45%, 05/25/53 (a)	225,000	222,081
5.70%, 07/24/55 (a)	100,000	102,306
Travelers Property Casualty Corp.
6.38%, 03/15/33	185,000	208,297
UnitedHealth Group, Inc.
3.45%, 01/15/27	250,000	249,009
3.38%, 04/15/27	230,000	228,750
4.60%, 04/15/27 (a)	200,000	201,768
3.70%, 05/15/27 (a)	125,000	124,823
2.95%, 10/15/27	365,000	359,946
5.25%, 02/15/28 (a)	325,000	334,087
3.85%, 06/15/28	350,000	349,546
4.40%, 06/15/28 (a)	200,000	202,281
3.88%, 12/15/28	250,000	249,874
4.25%, 01/15/29 (a)	315,000	317,201
4.70%, 04/15/29 (a)	130,000	132,601
4.00%, 05/15/29 (a)	300,000	299,762
2.88%, 08/15/29	340,000	326,597
4.80%, 01/15/30 (a)	400,000	409,793
5.30%, 02/15/30 (a)	400,000	417,203
2.00%, 05/15/30	400,000	364,987
4.65%, 01/15/31 (a)	235,000	239,954
4.90%, 04/15/31 (a)	300,000	308,126
2.30%, 05/15/31 (a)	425,000	383,512
4.95%, 01/15/32 (a)	400,000	410,487
4.20%, 05/15/32 (a)	455,000	449,468
5.35%, 02/15/33 (a)	580,000	604,683
4.50%, 04/15/33 (a)	530,000	526,250
5.00%, 04/15/34 (a)	395,000	401,670
5.15%, 07/15/34 (a)	580,000	594,772
5.30%, 06/15/35 (a)	290,000	300,440
4.63%, 07/15/35	310,000	306,013
5.80%, 03/15/36	275,000	293,677
6.50%, 06/15/37	175,000	196,115
6.63%, 11/15/37	250,000	281,899
6.88%, 02/15/38	300,000	347,259
3.50%, 08/15/39 (a)	405,000	337,880
2.75%, 05/15/40 (a)	300,000	224,585
5.70%, 10/15/40 (a)	85,000	88,236
5.95%, 02/15/41 (a)	125,000	131,654
3.05%, 05/15/41 (a)	445,000	337,455
4.63%, 11/15/41 (a)	173,000	158,654
4.38%, 03/15/42 (a)	175,000	154,022
3.95%, 10/15/42 (a)	185,000	153,371
4.25%, 03/15/43 (a)	250,000	214,907
5.50%, 07/15/44 (a)	450,000	446,629
4.75%, 07/15/45	585,000	526,476
4.20%, 01/15/47 (a)	220,000	180,557
4.25%, 04/15/47 (a)	235,000	193,892
3.75%, 10/15/47 (a)	300,000	229,256
4.25%, 06/15/48 (a)	400,000	327,461
4.45%, 12/15/48 (a)	350,000	294,360
3.70%, 08/15/49 (a)	365,000	271,129
2.90%, 05/15/50 (a)	395,000	252,651
3.25%, 05/15/51 (a)	585,000	395,827
4.75%, 05/15/52 (a)	585,000	505,961
5.88%, 02/15/53 (a)	600,000	605,986
5.05%, 04/15/53 (a)	585,000	528,761
5.38%, 04/15/54 (a)	530,000	500,690
5.63%, 07/15/54 (a)	815,000	799,966
5.95%, 06/15/55 (a)	245,000	251,939
3.88%, 08/15/59 (a)	390,000	280,286
3.13%, 05/15/60 (a)	420,000	254,505
4.95%, 05/15/62 (a)	300,000	259,935
6.05%, 02/15/63 (a)	450,000	460,396
5.20%, 04/15/63 (a)	555,000	497,448
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 04/15/64 (a)	345,000	324,314
5.75%, 07/15/64 (a)	565,000	551,792
Unum Group
4.00%, 06/15/29 (a)	170,000	168,421
5.25%, 12/15/35 (a)	90,000	89,401
5.75%, 08/15/42	150,000	149,125
4.50%, 12/15/49 (a)	150,000	121,007
4.13%, 06/15/51 (a)	185,000	140,282
6.00%, 06/15/54 (a)	100,000	98,953
Voya Financial, Inc.
5.70%, 07/15/43	175,000	174,352
4.80%, 06/15/46	100,000	88,814
4.70%, 01/23/48 (a)(b)	195,000	184,772
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	89,723
4.00%, 05/12/50 (a)	150,000	115,056
3.55%, 03/30/52 (a)	150,000	105,295
3.15%, 09/30/61 (a)	125,000	74,710
Willis North America, Inc.
4.65%, 06/15/27 (a)	225,000	226,776
4.50%, 09/15/28 (a)	150,000	151,142
2.95%, 09/15/29 (a)	260,000	247,609
4.55%, 03/15/31 (a)	220,000	220,470
5.35%, 05/15/33 (a)	250,000	258,033
5.15%, 03/15/36 (a)	90,000	90,086
5.05%, 09/15/48 (a)	160,000	143,711
3.88%, 09/15/49 (a)	255,000	189,603
5.90%, 03/05/54 (a)	180,000	179,878
XL Group Ltd.
5.25%, 12/15/43	235,000	223,189
		109,380,339
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	280,000	262,330
2.60%, 06/15/33 (a)	75,000	64,804
5.63%, 06/15/34 (a)	150,000	157,035
5.60%, 06/15/35 (a)	100,000	104,844
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	150,000	149,287
4.50%, 07/30/29 (a)	160,000	160,197
2.75%, 12/15/29 (a)	200,000	187,817
4.70%, 07/01/30 (a)	120,000	120,687
4.90%, 12/15/30 (a)	250,000	253,485
3.38%, 08/15/31 (a)	230,000	215,070
2.00%, 05/18/32 (a)	240,000	203,103
1.88%, 02/01/33 (a)	350,000	286,767
2.95%, 03/15/34 (a)	300,000	257,188
4.75%, 04/15/35 (a)	150,000	144,635
5.50%, 10/01/35 (a)	160,000	162,703
5.25%, 05/15/36 (a)	125,000	123,730
4.85%, 04/15/49 (a)	170,000	144,173
4.00%, 02/01/50 (a)	240,000	179,353
3.00%, 05/18/51 (a)	240,000	146,880
3.55%, 03/15/52 (a)	300,000	204,066
5.15%, 04/15/53 (a)	250,000	218,457
5.63%, 05/15/54 (a)	180,000	168,720
American Assets Trust LP
3.38%, 02/01/31 (a)	20,000	18,244
6.15%, 10/01/34 (a)	150,000	152,398
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	225,000	225,596
4.90%, 02/15/29 (a)	135,000	137,266
2.38%, 07/15/31 (a)	390,000	348,849
3.63%, 04/15/32 (a)	150,000	141,910
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 02/01/34 (a)	150,000	155,184
3.38%, 07/15/51 (a)	215,000	145,531
4.30%, 04/15/52 (a)	125,000	99,347
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	265,000	259,046
AvalonBay Communities, Inc.
3.35%, 05/15/27 (a)	200,000	198,543
3.20%, 01/15/28 (a)	150,000	147,930
3.30%, 06/01/29 (a)	230,000	224,115
2.30%, 03/01/30 (a)	250,000	231,835
4.35%, 12/01/30 (a)	120,000	120,306
2.45%, 01/15/31 (a)	200,000	183,069
2.05%, 01/15/32 (a)	210,000	184,424
5.30%, 12/07/33 (a)	185,000	193,070
5.35%, 06/01/34 (a)	100,000	104,039
5.00%, 08/01/35 (a)	120,000	121,464
3.90%, 10/15/46 (a)	180,000	144,096
4.35%, 04/15/48 (a)	205,000	174,394
Boston Properties LP
6.75%, 12/01/27 (a)	150,000	157,052
4.50%, 12/01/28 (a)	300,000	302,031
3.40%, 06/21/29 (a)	350,000	338,876
2.90%, 03/15/30 (a)	265,000	248,417
3.25%, 01/30/31 (a)	383,000	359,216
2.55%, 04/01/32 (a)	350,000	305,696
2.45%, 10/01/33 (a)	240,000	198,861
6.50%, 01/15/34 (a)	100,000	107,821
5.75%, 01/15/35 (a)	250,000	257,272
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	150,000	149,695
4.13%, 05/15/29 (a)	280,000	278,858
4.05%, 07/01/30 (a)	225,000	221,943
2.50%, 08/16/31 (a)	225,000	202,390
5.20%, 04/01/32 (a)	125,000	128,075
4.85%, 02/15/33 (a)	120,000	120,340
5.50%, 02/15/34 (a)	170,000	175,550
5.75%, 02/15/35 (a)	100,000	105,144
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	110,704
5.00%, 11/01/32 (a)	100,000	100,297
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	266,238
3.15%, 07/01/29 (a)	116,000	112,041
2.80%, 05/15/30 (a)	250,000	236,104
4.90%, 01/15/34 (a)	100,000	101,371
3.35%, 11/01/49 (a)	130,000	91,696
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	140,100
4.50%, 10/15/30 (a)	120,000	119,509
2.75%, 04/15/31 (a)	150,000	136,922
2.90%, 12/01/33 (a)	100,000	85,454
Cousins Properties LP
5.25%, 07/15/30 (a)	165,000	169,518
5.88%, 10/01/34 (a)	150,000	156,885
CubeSmart LP
2.25%, 12/15/28 (a)	25,000	23,754
4.38%, 02/15/29 (a)	118,000	118,362
3.00%, 02/15/30 (a)	175,000	165,954
2.00%, 02/15/31 (a)(c)	275,000	243,312
5.13%, 11/01/35 (a)	130,000	130,269
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	368,194
5.55%, 01/15/28 (a)	300,000	308,381
4.45%, 07/15/28 (a)	50,000	50,358
3.60%, 07/01/29 (a)	375,000	367,625
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DOC Dr. LLC
4.30%, 03/15/27 (a)	200,000	200,388
3.95%, 01/15/28 (a)	105,000	104,452
2.63%, 11/01/31 (a)	255,000	229,401
EPR Properties
4.50%, 06/01/27 (a)	225,000	225,393
4.95%, 04/15/28 (a)	175,000	176,452
3.75%, 08/15/29 (a)	210,000	203,665
4.75%, 11/15/30 (a)	170,000	168,789
ERP Operating LP
3.25%, 08/01/27 (a)	275,000	272,459
3.50%, 03/01/28 (a)	200,000	198,163
4.15%, 12/01/28 (a)	80,000	80,443
3.00%, 07/01/29 (a)	250,000	241,086
2.50%, 02/15/30 (a)	155,000	145,501
4.95%, 06/15/32 (a)	150,000	153,414
4.65%, 09/15/34 (a)	150,000	148,632
4.50%, 07/01/44 (a)	225,000	200,566
4.50%, 06/01/45 (a)	210,000	183,950
Essential Properties LP
2.95%, 07/15/31 (a)	215,000	196,430
5.40%, 12/01/35 (a)	120,000	120,476
Essex Portfolio LP
3.63%, 05/01/27 (a)	180,000	179,295
1.70%, 03/01/28 (a)	100,000	94,975
4.00%, 03/01/29 (a)	270,000	268,068
3.00%, 01/15/30 (a)	150,000	142,491
1.65%, 01/15/31 (a)	150,000	130,980
2.65%, 03/15/32 (a)	250,000	223,114
5.50%, 04/01/34 (a)	75,000	77,751
5.38%, 04/01/35 (a)	75,000	77,284
4.88%, 02/15/36 (a)	110,000	108,026
4.50%, 03/15/48 (a)	114,000	96,942
2.65%, 09/01/50 (a)	100,000	60,273
Extra Space Storage LP
3.88%, 12/15/27 (a)	200,000	199,534
5.70%, 04/01/28 (a)	250,000	258,428
3.90%, 04/01/29 (a)	200,000	197,660
4.00%, 06/15/29 (a)	150,000	148,638
5.50%, 07/01/30 (a)	200,000	208,285
2.20%, 10/15/30 (a)	325,000	294,246
2.55%, 06/01/31 (a)	150,000	135,682
2.35%, 03/15/32 (a)	200,000	175,144
4.95%, 01/15/33 (a)	240,000	242,726
5.40%, 02/01/34 (a)	230,000	236,394
5.40%, 06/15/35 (a)	150,000	153,938
Federal Realty OP LP
3.25%, 07/15/27 (a)	200,000	197,718
5.38%, 05/01/28 (a)	145,000	148,679
3.20%, 06/15/29 (a)	215,000	207,623
4.50%, 12/01/44 (a)	200,000	174,963
First Industrial LP
5.25%, 01/15/31 (a)	150,000	153,260
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	225,000	223,618
3.10%, 02/15/30 (a)	405,000	384,549
Healthpeak OP LLC
1.35%, 02/01/27 (a)	175,000	169,986
3.50%, 07/15/29 (a)	260,000	252,916
3.00%, 01/15/30 (a)	300,000	284,433
5.25%, 12/15/32 (a)	200,000	205,148
4.75%, 01/15/33 (a)	150,000	149,289
5.38%, 02/15/35 (a)	25,000	25,555
6.75%, 02/01/41 (a)	295,000	324,323
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	24,847
4.13%, 03/15/28 (a)	220,000	218,045
4.20%, 04/15/29 (a)	200,000	196,890
3.05%, 02/15/30 (a)	35,000	32,582
2.60%, 02/01/31 (a)	160,000	143,507
5.35%, 01/15/33 (a)	110,000	110,096
7.65%, 02/01/34 (a)	105,000	119,956
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	120,000	120,136
3.38%, 12/15/29 (a)	200,000	191,898
3.50%, 09/15/30 (a)	320,000	305,323
5.70%, 06/15/32 (a)	150,000	156,667
5.70%, 07/01/34 (a)	150,000	155,119
5.50%, 04/15/35 (a)	200,000	202,644
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	142,656
5.45%, 08/15/30 (a)	150,000	156,043
2.00%, 08/15/31 (a)	225,000	196,775
4.15%, 04/15/32 (a)	200,000	194,288
4.95%, 01/15/33 (a)	180,000	182,747
5.50%, 08/15/33 (a)	30,000	31,110
2.70%, 01/15/34 (a)	250,000	213,978
4.88%, 02/01/35 (a)	100,000	98,825
Kilroy Realty LP
4.75%, 12/15/28 (a)	115,000	115,613
4.25%, 08/15/29 (a)	100,000	98,079
3.05%, 02/15/30 (a)	150,000	139,453
2.50%, 11/15/32 (a)	190,000	158,666
2.65%, 11/15/33 (a)	100,000	82,145
5.88%, 10/15/35 (a)	120,000	120,710
6.25%, 01/15/36 (a)	150,000	155,323
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	250,000	240,215
3.20%, 04/01/32 (a)	150,000	139,346
4.60%, 02/01/33 (a)	150,000	149,949
6.40%, 03/01/34 (a)	185,000	204,247
4.85%, 03/01/35 (a)	100,000	99,609
5.30%, 02/01/36 (a)	140,000	143,514
4.25%, 04/01/45 (a)(c)	150,000	126,358
4.13%, 12/01/46 (a)	90,000	74,117
4.45%, 09/01/47 (a)	200,000	170,832
3.70%, 10/01/49 (a)	150,000	111,526
Kite Realty Group LP
4.95%, 12/15/31 (a)	10,000	10,172
5.20%, 08/15/32 (a)	90,000	92,171
5.50%, 03/01/34 (a)	100,000	103,277
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	151,768
Lineage OP LP
5.25%, 07/15/30 (a)(e)	175,000	176,706
LXP Industrial Trust
2.70%, 09/15/30 (a)	260,000	238,499
Mid-America Apartments LP
3.60%, 06/01/27 (a)	180,000	179,516
4.20%, 06/15/28 (a)	225,000	225,966
3.95%, 03/15/29 (a)	50,000	49,736
2.75%, 03/15/30 (a)	100,000	94,595
1.70%, 02/15/31 (a)	150,000	131,499
5.30%, 02/15/32 (a)	80,000	83,462
4.65%, 01/15/33 (a)	120,000	119,837
5.00%, 03/15/34 (a)	80,000	80,941
4.95%, 03/01/35 (a)	150,000	151,252
2.88%, 09/15/51 (a)	150,000	95,388
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	181,641
5.35%, 02/01/33 (a)	100,000	99,925
NNN REIT, Inc.
3.50%, 10/15/27 (a)	135,000	133,872
4.30%, 10/15/28 (a)	150,000	150,964
2.50%, 04/15/30 (a)	100,000	92,868
5.60%, 10/15/33 (a)	150,000	156,830
5.50%, 06/15/34 (a)	200,000	207,234
4.80%, 10/15/48 (a)	135,000	118,908
3.10%, 04/15/50 (a)	70,000	45,385
3.50%, 04/15/51 (a)	205,000	144,447
3.00%, 04/15/52 (a)	135,000	84,533
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	200,000	200,729
4.75%, 01/15/28 (a)	143,000	144,227
3.63%, 10/01/29 (a)	340,000	329,165
5.20%, 07/01/30 (a)	170,000	173,054
3.38%, 02/01/31 (a)	225,000	210,443
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	89,716
5.25%, 08/15/32 (a)	100,000	102,296
4.95%, 01/15/35 (a)	100,000	98,759
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	125,000	132,980
3.15%, 08/15/30 (a)	145,000	133,604
2.75%, 04/01/32 (a)	55,000	47,384
5.63%, 01/15/33 (a)	120,000	121,540
Prologis LP
2.13%, 04/15/27 (a)	50,000	48,956
4.88%, 06/15/28 (a)	360,000	368,650
3.88%, 09/15/28 (a)	130,000	129,707
4.38%, 02/01/29 (a)	100,000	101,021
2.88%, 11/15/29 (a)	275,000	263,016
2.25%, 04/15/30 (a)	350,000	324,984
1.75%, 07/01/30 (a)	100,000	90,024
1.25%, 10/15/30 (a)	255,000	223,486
1.63%, 03/15/31 (a)	195,000	170,624
2.25%, 01/15/32 (a)	150,000	132,877
4.63%, 01/15/33 (a)	245,000	247,353
4.75%, 06/15/33 (a)	235,000	237,184
5.13%, 01/15/34 (a)	200,000	205,543
5.00%, 03/15/34 (a)	150,000	152,932
5.00%, 01/31/35 (a)	220,000	223,232
5.25%, 05/15/35 (a)	235,000	242,645
4.38%, 09/15/48 (a)	145,000	122,223
3.05%, 03/01/50 (a)	160,000	106,889
3.00%, 04/15/50 (a)	250,000	165,007
2.13%, 10/15/50 (a)	330,000	178,101
5.25%, 06/15/53 (a)	295,000	280,678
5.25%, 03/15/54 (a)	300,000	285,415
Public Storage Operating Co.
3.09%, 09/15/27 (a)	250,000	247,190
1.85%, 05/01/28 (a)	25,000	23,871
1.95%, 11/09/28 (a)	150,000	142,143
5.13%, 01/15/29 (a)	255,000	263,597
3.39%, 05/01/29 (a)	175,000	171,359
4.38%, 07/01/30 (a)	125,000	126,119
2.30%, 05/01/31 (a)	290,000	262,492
2.25%, 11/09/31 (a)	210,000	187,438
5.10%, 08/01/33 (a)	300,000	310,906
5.35%, 08/01/53 (a)	175,000	169,253
Realty Income Corp.
3.00%, 01/15/27 (a)	225,000	223,068
3.95%, 08/15/27 (a)	275,000	275,164
3.40%, 01/15/28 (a)	160,000	158,335
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 01/15/28 (a)	200,000	198,794
2.20%, 06/15/28 (a)	265,000	254,415
3.25%, 06/15/29 (a)	170,000	165,334
4.00%, 07/15/29 (a)	115,000	114,487
3.10%, 12/15/29 (a)	300,000	288,834
3.40%, 01/15/30 (a)	250,000	243,203
4.85%, 03/15/30 (a)	200,000	205,420
3.25%, 01/15/31 (a)	395,000	376,117
3.20%, 02/15/31 (a)	305,000	289,354
5.63%, 10/13/32 (a)	295,000	313,241
2.85%, 12/15/32 (a)	300,000	269,350
4.90%, 07/15/33 (a)	200,000	203,013
5.13%, 02/15/34 (a)	200,000	205,067
4.65%, 03/15/47 (a)	235,000	207,698
5.38%, 09/01/54 (a)	150,000	144,823
Regency Centers LP
3.60%, 02/01/27 (a)	170,000	169,304
4.13%, 03/15/28 (a)	165,000	165,547
2.95%, 09/15/29 (a)	210,000	201,484
3.70%, 06/15/30 (a)	50,000	49,013
5.25%, 01/15/34 (a)	225,000	231,498
5.10%, 01/15/35 (a)	75,000	76,014
4.40%, 02/01/47 (a)	150,000	128,453
4.65%, 03/15/49 (a)	210,000	182,966
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	44,766
2.15%, 09/01/31 (a)	200,000	175,368
Sabra Health Care LP
3.90%, 10/15/29 (a)	130,000	127,482
3.20%, 12/01/31 (a)	250,000	228,864
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)(c)	295,000	271,527
2.85%, 01/15/32 (a)	210,000	189,075
6.10%, 04/01/34 (a)	170,000	180,440
Simon Property Group LP
1.38%, 01/15/27 (a)	100,000	97,431
3.38%, 06/15/27 (a)	250,000	248,365
3.38%, 12/01/27 (a)	175,000	173,713
1.75%, 02/01/28 (a)	300,000	287,680
2.45%, 09/13/29 (a)	440,000	415,988
2.65%, 07/15/30 (a)	200,000	187,601
4.38%, 10/01/30 (a)	210,000	211,705
2.20%, 02/01/31 (a)	200,000	180,985
2.25%, 01/15/32 (a)	125,000	110,396
2.65%, 02/01/32 (a)	250,000	225,271
5.50%, 03/08/33 (a)	200,000	210,867
6.25%, 01/15/34 (a)	160,000	175,770
4.75%, 09/26/34 (a)	245,000	243,899
5.13%, 10/01/35 (a)	240,000	243,786
6.75%, 02/01/40 (a)	195,000	224,231
4.75%, 03/15/42 (a)	340,000	313,685
4.25%, 10/01/44 (a)	145,000	122,229
4.25%, 11/30/46 (a)	175,000	146,171
3.25%, 09/13/49 (a)	465,000	320,739
3.80%, 07/15/50 (a)	225,000	169,328
5.85%, 03/08/53 (a)	190,000	193,345
6.65%, 01/15/54 (a)	200,000	223,958
Store Capital LLC
4.50%, 03/15/28 (a)	110,000	110,377
4.63%, 03/15/29 (a)	100,000	99,647
5.40%, 04/30/30 (a)(e)	140,000	142,591
2.75%, 11/18/30 (a)	145,000	132,022
2.70%, 12/01/31 (a)	150,000	132,487
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	142,790
2.70%, 07/15/31 (a)	300,000	273,017
4.20%, 04/15/32 (a)	175,000	169,940
Tanger Properties LP
3.88%, 07/15/27 (a)	150,000	149,270
2.75%, 09/01/31 (a)	140,000	126,701
UDR, Inc.
3.50%, 01/15/28 (a)	145,000	143,438
4.40%, 01/26/29 (a)	205,000	206,039
3.20%, 01/15/30 (a)	150,000	144,241
3.00%, 08/15/31 (a)	285,000	263,972
2.10%, 08/01/32 (a)	100,000	85,524
1.90%, 03/15/33 (a)	150,000	123,953
5.13%, 09/01/34 (a)	205,000	207,388
Ventas Realty LP
3.85%, 04/01/27 (a)	100,000	99,796
4.00%, 03/01/28 (a)	200,000	199,774
4.40%, 01/15/29 (a)	250,000	251,238
3.00%, 01/15/30 (a)	170,000	161,882
4.75%, 11/15/30 (a)	200,000	202,828
2.50%, 09/01/31 (a)	50,000	44,956
5.63%, 07/01/34 (a)	150,000	156,853
5.00%, 01/15/35 (a)	135,000	135,338
5.00%, 02/15/36 (a)	150,000	149,079
5.70%, 09/30/43 (a)	150,000	150,971
4.38%, 02/01/45 (a)	130,000	109,212
4.88%, 04/15/49 (a)	210,000	183,810
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	98,700
4.25%, 04/15/28 (a)	265,000	266,853
4.13%, 03/15/29 (a)	300,000	300,685
3.10%, 01/15/30 (a)	150,000	143,927
4.50%, 07/01/30 (a)	275,000	278,089
2.75%, 01/15/31 (a)	265,000	246,560
2.80%, 06/01/31 (a)	200,000	185,487
2.75%, 01/15/32 (a)	90,000	81,998
3.85%, 06/15/32 (a)	200,000	193,147
5.13%, 07/01/35 (a)	200,000	204,415
6.50%, 03/15/41 (a)	260,000	290,258
4.95%, 09/01/48 (a)	250,000	232,716
WP Carey, Inc.
3.85%, 07/15/29 (a)	115,000	113,397
4.65%, 07/15/30 (a)	120,000	120,940
2.40%, 02/01/31 (a)	235,000	211,929
2.45%, 02/01/32 (a)	140,000	123,488
2.25%, 04/01/33 (a)	200,000	168,868
		60,707,156
		733,985,430

Industrial 13.5%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	300,000	292,483
4.30%, 06/11/28 (a)	245,000	247,577
4.60%, 02/08/29 (a)	290,000	295,266
2.05%, 05/15/30 (a)	165,000	151,806
4.75%, 02/08/31 (a)	100,000	102,677
4.90%, 10/11/32 (a)	160,000	164,896
4.80%, 03/03/33 (a)	150,000	152,902
4.85%, 02/08/34 (a)	345,000	351,108
2.70%, 05/15/40 (a)	175,000	131,530
2.80%, 05/15/50 (a)	300,000	192,011
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	201,363
5.05%, 06/01/32 (a)	195,000	196,493
5.45%, 12/01/44 (a)	105,000	96,015
5.65%, 06/01/52 (a)	130,000	117,562
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	285,000	277,683
3.75%, 10/01/30 (a)	310,000	297,776
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	338,488
4.25%, 07/16/29	250,000	250,452
6.80%, 11/29/32 (a)	325,000	364,292
6.00%, 06/17/34 (a)	100,000	107,766
7.00%, 10/15/39	215,000	243,005
6.75%, 03/01/41 (f)	125,000	136,882
6.35%, 06/17/54 (a)	125,000	131,789
Barrick Mining Corp.
5.25%, 04/01/42	25,000	24,567
Barrick North America Finance LLC
5.70%, 05/30/41	345,000	351,803
5.75%, 05/01/43	200,000	203,560
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	330,000	347,422
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	335,000	340,458
5.10%, 09/08/28 (a)	270,000	277,994
5.00%, 02/21/30 (a)	300,000	309,399
5.25%, 09/08/30 (a)	370,000	385,648
4.90%, 02/28/33 (a)	300,000	306,311
5.25%, 09/08/33 (a)	400,000	415,800
5.30%, 02/21/35 (a)	385,000	398,035
5.00%, 02/15/36 (a)	150,000	151,975
4.13%, 02/24/42	275,000	237,922
5.00%, 09/30/43	745,000	708,793
5.50%, 09/08/53 (a)	240,000	238,997
5.75%, 09/05/55 (a)	310,000	316,623
Cabot Corp.
4.00%, 07/01/29 (a)	170,000	168,344
5.00%, 06/30/32 (a)	115,000	117,171
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	198,124
5.50%, 11/02/47 (a)	200,000	179,596
CF Industries, Inc.
5.15%, 03/15/34	170,000	171,024
5.30%, 11/26/35 (a)	310,000	309,302
4.95%, 06/01/43	235,000	210,518
5.38%, 03/15/44	250,000	234,496
Dow Chemical Co.
4.80%, 11/30/28 (a)	75,000	76,143
7.38%, 11/01/29	129,000	142,288
2.10%, 11/15/30 (a)	250,000	221,503
4.80%, 01/15/31 (a)	220,000	218,859
6.30%, 03/15/33 (a)	190,000	201,558
5.15%, 02/15/34 (a)	190,000	188,970
4.25%, 10/01/34 (a)	160,000	146,405
5.35%, 03/15/35 (a)	195,000	193,313
5.65%, 03/15/36 (a)	190,000	189,475
9.40%, 05/15/39	150,000	193,585
5.25%, 11/15/41 (a)	235,000	212,911
4.38%, 11/15/42 (a)	450,000	356,584
4.63%, 10/01/44 (a)	310,000	250,219
5.55%, 11/30/48 (a)	280,000	246,451
4.80%, 05/15/49 (a)	280,000	220,233
3.60%, 11/15/50 (a)	350,000	226,395
6.90%, 05/15/53 (a)	270,000	277,121
5.60%, 02/15/54 (a)	195,000	169,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(e)	248,000	251,049
5.32%, 11/15/38 (a)	200,000	200,486
5.42%, 11/15/48 (a)	116,000	110,398
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	151,367
5.00%, 08/01/29 (a)	50,000	51,067
5.75%, 03/08/33 (a)	150,000	157,530
5.63%, 02/20/34 (a)	315,000	325,312
4.80%, 09/01/42 (a)	200,000	177,487
4.65%, 10/15/44 (a)	285,000	241,981
Ecolab, Inc.
3.25%, 12/01/27 (a)	350,000	347,450
4.80%, 03/24/30 (a)	50,000	51,309
1.30%, 01/30/31 (a)	310,000	269,593
2.13%, 02/01/32 (a)	305,000	269,278
5.00%, 09/01/35 (a)	150,000	153,077
5.50%, 12/08/41	20,000	20,475
3.95%, 12/01/47 (a)	125,000	101,123
2.13%, 08/15/50 (a)	345,000	191,809
2.70%, 12/15/51 (a)	260,000	161,123
2.75%, 08/18/55 (a)	264,000	158,956
EIDP, Inc.
2.30%, 07/15/30 (a)	195,000	180,459
4.80%, 05/15/33 (a)	250,000	249,826
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	300,000	300,549
4.13%, 03/01/28 (a)	185,000	184,567
4.38%, 08/01/28 (a)	210,000	210,090
5.25%, 09/01/29 (a)	150,000	152,669
4.25%, 03/01/30 (a)	190,000	188,614
4.63%, 08/01/30 (a)	275,000	277,218
5.40%, 11/14/34 (a)	200,000	206,581
5.45%, 03/15/43 (a)	325,000	315,250
Georgia-Pacific LLC
7.75%, 11/15/29	275,000	310,464
8.88%, 05/15/31	60,000	72,860
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	300,000	310,325
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	100,763
5.00%, 09/26/48 (a)	250,000	221,442
International Paper Co.
5.00%, 09/15/35 (a)	200,000	198,654
7.30%, 11/15/39	100,000	116,860
6.00%, 11/15/41 (a)	180,000	186,605
4.80%, 06/15/44 (a)	135,000	119,007
5.15%, 05/15/46 (a)	165,000	151,606
4.40%, 08/15/47 (a)	250,000	205,386
Kinross Gold Corp.
6.25%, 07/15/33 (a)	205,000	224,100
Linde, Inc.
1.10%, 08/10/30 (a)	210,000	184,421
3.55%, 11/07/42 (a)	200,000	160,332
2.00%, 08/10/50 (a)	300,000	160,018
Lubrizol Corp.
6.50%, 10/01/34	215,000	242,690
LYB International Finance BV
5.25%, 07/15/43	225,000	194,524
4.88%, 03/15/44 (a)	345,000	287,052
LYB International Finance II BV
3.50%, 03/02/27 (a)	340,000	338,401
LYB International Finance III LLC
2.25%, 10/01/30 (a)	105,000	93,636
5.13%, 01/15/31 (a)	150,000	150,707
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 05/15/33 (a)	120,000	121,852
5.50%, 03/01/34 (a)	195,000	192,983
6.15%, 05/15/35 (a)	125,000	128,467
5.88%, 01/15/36 (a)	300,000	299,049
3.38%, 10/01/40 (a)	255,000	185,264
4.20%, 10/15/49 (a)	350,000	251,532
4.20%, 05/01/50 (a)	360,000	257,175
3.63%, 04/01/51 (a)	355,000	229,362
3.80%, 10/01/60 (a)	150,000	93,663
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	227,375
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	250,095
4.35%, 01/15/29 (a)	150,000	150,457
4.60%, 11/15/30 (a)	120,000	120,358
5.45%, 11/15/33 (a)	220,000	226,371
4.88%, 11/15/41 (a)	110,000	99,426
5.63%, 11/15/43 (a)	215,000	207,445
NewMarket Corp.
2.70%, 03/18/31 (a)	175,000	160,237
Newmont Corp.
2.60%, 07/15/32 (a)(c)	200,000	182,285
4.88%, 03/15/42 (a)	300,000	287,939
5.45%, 06/09/44 (a)	100,000	99,629
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	245,000	237,407
5.35%, 03/15/34 (a)	300,000	314,460
4.20%, 05/13/50 (a)	100,000	81,831
Nucor Corp.
4.30%, 05/23/27 (a)	175,000	176,232
3.95%, 05/01/28 (a)	200,000	200,048
2.70%, 06/01/30 (a)	230,000	216,650
4.65%, 06/01/30 (a)	150,000	153,200
3.13%, 04/01/32 (a)	200,000	186,043
6.40%, 12/01/37	110,000	123,413
5.20%, 08/01/43 (a)	125,000	121,797
4.40%, 05/01/48 (a)	95,000	81,137
3.85%, 04/01/52 (a)	195,000	149,362
2.98%, 12/15/55 (a)	150,000	93,501
Nutrien Ltd.
4.90%, 03/27/28 (a)	200,000	203,676
4.20%, 04/01/29 (a)	290,000	289,747
5.40%, 06/21/34 (a)	150,000	154,815
4.13%, 03/15/35 (a)	470,000	434,959
5.88%, 12/01/36	185,000	194,331
6.13%, 01/15/41 (a)	300,000	313,000
4.90%, 06/01/43 (a)	200,000	182,151
5.25%, 01/15/45 (a)	175,000	163,686
5.00%, 04/01/49 (a)	215,000	192,900
3.95%, 05/13/50 (a)	210,000	159,568
5.80%, 03/27/53 (a)	200,000	200,038
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	198,189
5.20%, 08/15/35 (a)	150,000	152,527
4.05%, 12/15/49 (a)	235,000	186,704
3.05%, 10/01/51 (a)	300,000	195,410
PPG Industries, Inc.
3.75%, 03/15/28 (a)	275,000	274,588
2.80%, 08/15/29 (a)	150,000	143,453
2.55%, 06/15/30 (a)	100,000	93,191
4.38%, 03/15/31 (a)	210,000	209,885
Rayonier LP
2.75%, 05/17/31 (a)	240,000	216,438
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	135,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	201,000	229,012
6.13%, 12/15/33	250,000	273,984
5.75%, 06/01/35	100,000	106,643
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	269,097
5.20%, 11/02/40	350,000	349,974
2.75%, 11/02/51 (a)	300,000	186,438
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	200,000	202,388
4.88%, 03/14/30 (a)	640,000	657,824
5.00%, 03/14/32 (a)	335,000	345,761
5.00%, 03/09/33 (a)	200,000	205,559
5.25%, 03/14/35 (a)	610,000	629,074
4.75%, 03/22/42 (a)	150,000	140,091
4.13%, 08/21/42 (a)	220,000	189,405
5.13%, 03/09/53 (a)	325,000	303,443
5.75%, 03/14/55 (a)	500,000	510,011
5.88%, 03/14/65 (a)	225,000	232,374
RPM International, Inc.
3.75%, 03/15/27 (a)	230,000	229,011
2.95%, 01/15/32 (a)	210,000	190,393
5.25%, 06/01/45 (a)	90,000	85,362
4.25%, 01/15/48 (a)	100,000	81,991
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	450,000	446,876
4.55%, 03/01/28 (a)	120,000	121,442
4.30%, 08/15/28 (a)	150,000	151,081
2.95%, 08/15/29 (a)	200,000	191,849
2.30%, 05/15/30 (a)	200,000	184,457
4.50%, 08/15/30 (a)	150,000	151,492
4.80%, 09/01/31 (a)	100,000	102,375
2.20%, 03/15/32 (a)	115,000	100,848
5.15%, 08/15/35 (a)	150,000	152,860
4.55%, 08/01/45 (a)	125,000	107,139
4.50%, 06/01/47 (a)	405,000	346,038
3.80%, 08/15/49 (a)	160,000	120,216
3.30%, 05/15/50 (a)	215,000	146,922
2.90%, 03/15/52 (a)	150,000	92,743
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	430,000	445,264
5.78%, 04/03/54 (a)	300,000	301,600
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	300,000	309,444
5.19%, 01/15/36 (a)	250,000	252,027
Southern Copper Corp.
7.50%, 07/27/35	275,000	324,078
6.75%, 04/16/40	350,000	395,050
5.25%, 11/08/42	375,000	359,091
5.88%, 04/23/45	525,000	539,471
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	125,000	120,215
4.00%, 12/15/28 (a)	200,000	199,913
3.45%, 04/15/30 (a)	230,000	222,404
3.25%, 01/15/31 (a)	150,000	142,690
5.38%, 08/15/34 (a)	100,000	103,663
5.25%, 05/15/35 (a)	130,000	132,926
3.25%, 10/15/50 (a)	185,000	126,697
5.75%, 05/15/55 (a)	100,000	99,745
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	118,274
6.00%, 01/15/29 (a)	575,000	592,137
5.00%, 01/15/30 (a)	325,000	325,500
3.75%, 01/15/31 (a)	380,000	358,498
3.13%, 01/15/32 (a)	520,000	464,629
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Suzano Netherlands BV
5.50%, 01/15/36 (a)	300,000	297,246
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	440,000	424,064
6.13%, 06/12/33 (a)	550,000	588,653
8.25%, 01/17/34	200,000	240,938
6.88%, 11/21/36	250,000	282,317
6.88%, 11/10/39	300,000	340,233
6.40%, 06/28/54 (a)	525,000	535,518
Vale SA
5.63%, 09/11/42	210,000	212,250
Westlake Corp.
3.38%, 06/15/30 (a)	220,000	210,106
5.55%, 11/15/35 (a)	180,000	180,220
2.88%, 08/15/41 (a)	130,000	89,259
5.00%, 08/15/46 (a)	210,000	180,959
4.38%, 11/15/47 (a)	140,000	108,927
3.13%, 08/15/51 (a)	175,000	105,850
6.38%, 11/15/55 (a)	180,000	177,446
3.38%, 08/15/61 (a)	110,000	64,848
WestRock MWV LLC
8.20%, 01/15/30	190,000	216,411
7.95%, 02/15/31	115,000	131,623
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	225,000	222,840
4.00%, 04/15/30 (a)	260,000	256,452
7.38%, 03/15/32	185,000	210,856
3.38%, 03/09/33 (a)	135,000	123,552
WRKCo, Inc.
3.90%, 06/01/28 (a)	250,000	248,914
4.90%, 03/15/29 (a)	335,000	341,379
4.20%, 06/01/32 (a)	255,000	247,968
3.00%, 06/15/33 (a)	250,000	223,056
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	190,000	170,948
		55,265,529
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	300,000	295,043
3.38%, 03/01/29 (a)	250,000	245,169
2.38%, 08/26/29 (a)	430,000	405,615
3.05%, 04/15/30 (a)	190,000	181,629
5.70%, 03/15/37	205,000	216,477
3.88%, 06/15/44	225,000	182,111
3.13%, 09/19/46 (a)	200,000	138,642
3.63%, 10/15/47 (a)	260,000	193,706
4.00%, 09/14/48 (a)	375,000	295,831
3.25%, 08/26/49 (a)	300,000	206,408
3.70%, 04/15/50 (a)	255,000	188,050
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	350,000	351,463
4.38%, 05/08/42	150,000	133,948
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	215,000	193,299
AGCO Corp.
5.45%, 03/21/27 (a)	220,000	222,982
5.80%, 03/21/34 (a)	225,000	235,541
Allegion PLC
3.50%, 10/01/29 (a)	185,000	180,386
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	99,135
5.41%, 07/01/32 (a)	215,000	224,067
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	160,000	161,009
5.63%, 05/26/33 (a)	180,000	188,192
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	325,000	329,634
5.10%, 03/17/30 (a)	200,000	205,391
2.63%, 06/19/30 (a)	150,000	139,095
2.69%, 05/25/31 (a)	380,000	347,710
Amphenol Corp.
5.05%, 04/05/27 (a)	200,000	202,822
3.80%, 11/15/27	225,000	224,888
4.38%, 06/12/28 (a)	260,000	262,604
3.90%, 11/15/28 (a)	200,000	199,840
5.05%, 04/05/29 (a)	150,000	154,450
4.35%, 06/01/29 (a)	140,000	141,437
2.80%, 02/15/30 (a)	385,000	365,766
4.13%, 11/15/30 (a)	200,000	199,012
2.20%, 09/15/31 (a)	270,000	241,271
4.40%, 02/15/33 (a)	300,000	296,884
5.25%, 04/05/34 (a)	330,000	343,453
5.00%, 01/15/35 (a)	225,000	229,455
4.63%, 02/15/36 (a)	500,000	490,302
5.38%, 11/15/54 (a)	195,000	189,584
5.30%, 11/15/55 (a)	400,000	382,428
Amrize Finance U.S. LLC
4.60%, 04/07/27	200,000	201,402
4.70%, 04/07/28 (a)	200,000	202,449
4.95%, 04/07/30 (a)	285,000	291,622
5.40%, 04/07/35 (a)	260,000	268,300
7.13%, 07/15/36	160,000	184,363
4.75%, 09/22/46 (a)	150,000	131,930
AptarGroup, Inc.
4.75%, 03/30/31 (a)	180,000	181,407
3.60%, 03/15/32 (a)	170,000	159,005
Avery Dennison Corp.
2.65%, 04/30/30 (a)	225,000	210,084
2.25%, 02/15/32 (a)	85,000	74,755
5.75%, 03/15/33 (a)	210,000	223,127
Berry Global, Inc.
1.65%, 01/15/27 (a)	200,000	195,027
5.50%, 04/15/28 (a)	130,000	134,053
5.80%, 06/15/31 (a)	310,000	327,456
5.65%, 01/15/34 (a)	210,000	219,122
Boeing Co.
2.70%, 02/01/27 (a)	300,000	295,701
2.80%, 03/01/27 (a)	130,000	128,005
5.04%, 05/01/27 (a)	550,000	555,706
6.26%, 05/01/27 (a)	320,000	328,437
3.25%, 02/01/28 (a)	335,000	329,460
3.25%, 03/01/28 (a)	115,000	112,883
3.45%, 11/01/28 (a)	235,000	230,218
3.20%, 03/01/29 (a)	320,000	310,315
6.30%, 05/01/29 (a)	450,000	478,059
2.95%, 02/01/30 (a)	200,000	189,609
5.15%, 05/01/30 (a)	1,215,000	1,248,727
3.63%, 02/01/31 (a)	465,000	446,946
6.39%, 05/01/31 (a)	315,000	341,986
6.13%, 02/15/33	140,000	151,409
3.60%, 05/01/34 (a)	315,000	286,646
6.53%, 05/01/34 (a)	795,000	880,576
3.25%, 02/01/35 (a)	250,000	219,210
6.63%, 02/15/38	130,000	144,890
3.55%, 03/01/38 (a)	135,000	113,752
3.50%, 03/01/39 (a)	165,000	134,742
6.88%, 03/15/39	120,000	135,081
5.88%, 02/15/40	160,000	165,114
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.71%, 05/01/40 (a)	875,000	894,322
3.38%, 06/15/46 (a)	145,000	102,543
3.65%, 03/01/47 (a)	115,000	83,878
3.63%, 03/01/48 (a)	115,000	82,082
3.85%, 11/01/48 (a)	145,000	107,050
3.90%, 05/01/49 (a)	265,000	197,511
3.75%, 02/01/50 (a)	400,000	291,662
5.81%, 05/01/50 (a)	1,595,000	1,571,115
6.86%, 05/01/54 (a)	795,000	892,667
3.83%, 03/01/59 (a)	110,000	76,611
3.95%, 08/01/59 (a)	300,000	212,656
5.93%, 05/01/60 (a)	1,045,000	1,025,895
7.01%, 05/01/64 (a)	450,000	510,784
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	235,000	233,960
5.25%, 09/15/35 (a)	310,000	316,619
5.55%, 09/15/40 (a)	150,000	152,112
Carrier Global Corp.
2.49%, 02/15/27 (a)	149,000	146,599
2.72%, 02/15/30 (a)	625,000	588,831
2.70%, 02/15/31 (a)(e)	260,000	241,023
5.90%, 03/15/34 (a)	245,000	263,016
3.38%, 04/05/40 (a)	460,000	371,767
3.58%, 04/05/50 (a)(e)	425,000	313,546
6.20%, 03/15/54 (a)	174,000	188,198
Caterpillar Financial Services Corp.
1.70%, 01/08/27	265,000	259,742
4.50%, 01/08/27	200,000	201,596
5.00%, 05/14/27	250,000	254,187
3.60%, 08/12/27	200,000	199,736
1.10%, 09/14/27	285,000	273,261
4.40%, 10/15/27	200,000	202,537
4.60%, 11/15/27	300,000	305,028
4.40%, 03/03/28	100,000	101,162
4.10%, 08/15/28	220,000	221,475
3.95%, 11/14/28	320,000	320,792
4.85%, 02/27/29	185,000	190,194
4.38%, 08/16/29	275,000	279,076
4.70%, 11/15/29	275,000	282,297
Caterpillar, Inc.
2.60%, 09/19/29 (a)	150,000	143,102
2.60%, 04/09/30 (a)	335,000	317,053
1.90%, 03/12/31 (a)	240,000	216,240
5.20%, 05/15/35 (a)	510,000	529,613
5.30%, 09/15/35	165,000	173,354
6.05%, 08/15/36	145,000	161,109
5.20%, 05/27/41	285,000	287,595
3.80%, 08/15/42	520,000	436,823
4.30%, 05/15/44 (a)	175,000	153,513
3.25%, 09/19/49 (a)	305,000	217,370
3.25%, 04/09/50 (a)	350,000	249,673
5.50%, 05/15/55 (a)(c)	95,000	95,953
4.75%, 05/15/64 (a)	125,000	110,099
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	150,000	150,957
4.75%, 03/21/28 (a)	150,000	151,801
4.55%, 04/10/28 (a)	235,000	236,708
5.50%, 01/12/29 (a)	250,000	258,138
5.10%, 04/20/29 (a)	150,000	153,382
CNH Industrial NV
3.85%, 11/15/27 (a)	225,000	224,238
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	200,000	200,155
5.40%, 05/21/34 (a)	200,000	207,779
5.50%, 01/09/35 (a)	400,000	417,239
5.00%, 02/09/36 (a)	200,000	200,884
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 01/09/55 (a)	200,000	205,032
5.60%, 02/09/56 (a)	200,000	196,838
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,561
5.13%, 01/09/30 (a)	450,000	463,904
Deere & Co.
5.38%, 10/16/29	150,000	157,516
3.10%, 04/15/30 (a)	270,000	260,298
7.13%, 03/03/31	160,000	181,906
5.45%, 01/16/35 (a)	315,000	332,498
3.90%, 06/09/42 (a)	410,000	353,311
2.88%, 09/07/49 (a)	170,000	114,178
3.75%, 04/15/50 (a)	305,000	239,056
5.70%, 01/19/55 (a)	225,000	232,921
Dover Corp.
2.95%, 11/04/29 (a)	160,000	153,102
5.38%, 10/15/35	120,000	125,527
5.38%, 03/01/41 (a)	90,000	90,495
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	227,131
5.00%, 03/15/36 (a)	230,000	225,394
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	202,203
Eaton Corp.
3.10%, 09/15/27 (a)	215,000	212,759
4.35%, 05/18/28 (a)	25,000	25,305
4.00%, 11/02/32	230,000	225,528
4.15%, 03/15/33 (a)	300,000	295,403
4.15%, 11/02/42	325,000	281,499
3.92%, 09/15/47 (a)	145,000	116,172
4.70%, 08/23/52 (a)(c)	305,000	272,068
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	212,375
5.40%, 01/09/38 (a)	390,000	383,572
Emerson Electric Co.
1.80%, 10/15/27 (a)	120,000	116,137
2.00%, 12/21/28 (a)	270,000	256,307
1.95%, 10/15/30 (a)	125,000	113,549
2.20%, 12/21/31 (a)	300,000	267,817
5.00%, 03/15/35 (a)	125,000	128,307
5.25%, 11/15/39	100,000	102,123
2.75%, 10/15/50 (a)	255,000	162,326
2.80%, 12/21/51 (a)	310,000	197,685
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	220,000	219,249
5.00%, 10/03/34 (a)	225,000	227,182
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	190,740
2.80%, 01/15/32 (a)	150,000	134,234
Fortive Corp.
4.30%, 06/15/46 (a)	160,000	132,035
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	192,386
4.00%, 03/25/32 (a)	110,000	105,510
5.88%, 06/01/33 (a)	175,000	185,192
4.50%, 03/25/52 (a)	170,000	137,056
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	202,156
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	425,000	415,208
General Dynamics Corp.
3.50%, 04/01/27 (a)	210,000	209,609
2.63%, 11/15/27 (a)	150,000	147,446
3.75%, 05/15/28 (a)	300,000	300,761
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/01/30 (a)	300,000	294,628
2.25%, 06/01/31 (a)	150,000	136,411
4.95%, 08/15/35 (a)	200,000	204,199
4.25%, 04/01/40 (a)	210,000	192,612
2.85%, 06/01/41 (a)	125,000	94,231
3.60%, 11/15/42 (a)	200,000	162,201
4.25%, 04/01/50 (a)	200,000	169,016
General Electric Co.
4.30%, 07/29/30 (a)	335,000	337,841
6.75%, 03/15/32	340,000	385,163
4.90%, 01/29/36 (a)	300,000	304,774
5.88%, 01/14/38	200,000	217,110
6.88%, 01/10/39	245,000	289,017
4.50%, 03/11/44	150,000	135,360
4.35%, 05/01/50 (a)	190,000	162,059
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	154,289
5.35%, 08/01/33 (a)	210,000	217,856
Hexcel Corp.
4.20%, 02/15/27 (a)	255,000	254,283
Honeywell International, Inc.
1.10%, 03/01/27 (a)	275,000	266,683
4.65%, 07/30/27 (a)	400,000	405,160
4.95%, 02/15/28 (a)	150,000	153,253
4.25%, 01/15/29 (a)	250,000	252,022
2.70%, 08/15/29 (a)	250,000	238,671
4.88%, 09/01/29 (a)	85,000	87,386
4.70%, 02/01/30 (a)	275,000	281,075
1.95%, 06/01/30 (a)	300,000	273,902
1.75%, 09/01/31 (a)	220,000	192,351
4.95%, 09/01/31 (a)	140,000	144,807
4.75%, 02/01/32 (a)	190,000	193,910
5.00%, 02/15/33 (a)	385,000	396,498
4.50%, 01/15/34 (a)	290,000	287,506
5.00%, 03/01/35 (a)	365,000	371,907
5.70%, 03/15/36	100,000	106,434
5.70%, 03/15/37	235,000	249,323
5.38%, 03/01/41	110,000	113,638
3.81%, 11/21/47 (a)	200,000	156,695
2.80%, 06/01/50 (a)	250,000	163,575
5.25%, 03/01/54 (a)	610,000	576,461
5.35%, 03/01/64 (a)	190,000	180,687
Howmet Aerospace, Inc.
6.75%, 01/15/28	125,000	131,669
3.00%, 01/15/29 (a)	200,000	194,099
4.85%, 10/15/31 (a)	215,000	220,892
4.55%, 11/15/32 (a)	150,000	150,706
5.95%, 02/01/37	190,000	205,499
Hubbell, Inc.
3.15%, 08/15/27 (a)	105,000	103,625
3.50%, 02/15/28 (a)	190,000	188,125
2.30%, 03/15/31 (a)	145,000	132,100
4.80%, 11/15/35 (a)	120,000	119,306
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	210,000	207,865
2.04%, 08/16/28 (a)	115,000	108,963
5.35%, 01/15/30 (a)	100,000	103,379
4.20%, 05/01/30 (a)	250,000	247,762
5.75%, 01/15/35 (a)	150,000	158,769
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	236,661
2.63%, 06/15/31 (a)	190,000	173,773
Illinois Tool Works, Inc.
4.88%, 09/15/41 (a)	185,000	179,613
3.90%, 09/01/42 (a)	350,000	296,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	203,313
5.40%, 08/14/28 (a)	150,000	155,101
5.18%, 06/15/29 (a)	220,000	227,519
5.31%, 06/15/31 (a)	150,000	157,049
5.70%, 08/14/33 (a)	250,000	265,145
5.45%, 06/15/34 (a)	200,000	208,254
5.70%, 06/15/54 (a)	150,000	150,635
John Deere Capital Corp.
4.50%, 01/08/27	180,000	181,479
1.70%, 01/11/27	20,000	19,595
4.85%, 03/05/27	220,000	222,842
1.75%, 03/09/27	150,000	146,562
4.90%, 06/11/27	170,000	172,916
4.20%, 07/15/27	250,000	251,941
2.80%, 09/08/27	300,000	295,587
4.15%, 09/15/27	395,000	398,066
3.05%, 01/06/28	250,000	246,937
4.75%, 01/20/28	325,000	331,414
4.90%, 03/03/28	255,000	261,214
1.50%, 03/06/28	185,000	176,419
4.25%, 06/05/28	405,000	409,753
4.95%, 07/14/28	400,000	410,838
4.50%, 01/16/29	250,000	254,020
3.45%, 03/07/29	375,000	370,101
3.35%, 04/18/29	270,000	265,100
4.85%, 06/11/29	200,000	205,669
2.80%, 07/18/29	325,000	312,646
4.85%, 10/11/29	175,000	180,809
2.45%, 01/09/30	300,000	283,677
4.55%, 06/05/30	230,000	234,014
4.70%, 06/10/30	250,000	256,364
4.38%, 10/15/30	170,000	171,861
1.45%, 01/15/31	200,000	176,231
4.90%, 03/07/31	270,000	278,799
2.00%, 06/17/31	20,000	17,871
4.40%, 09/08/31	350,000	353,427
3.90%, 06/07/32	150,000	147,068
5.15%, 09/08/33	215,000	225,497
5.10%, 04/11/34	325,000	336,188
5.05%, 06/12/34	275,000	284,041
Johnson Controls International PLC
6.00%, 01/15/36	187,000	201,998
4.63%, 07/02/44 (a)	130,000	115,805
4.50%, 02/15/47 (a)	110,000	94,607
4.95%, 07/02/64 (a)(g)	170,000	146,700
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	250,000	260,380
1.75%, 09/15/30 (a)	185,000	165,071
2.00%, 09/16/31 (a)	100,000	88,133
4.90%, 12/01/32 (a)	135,000	137,447
Kennametal, Inc.
4.63%, 06/15/28 (a)	195,000	196,119
2.80%, 03/01/31 (a)	185,000	169,526
L3Harris Technologies, Inc.
5.40%, 01/15/27	250,000	253,620
4.40%, 06/15/28 (a)	620,000	624,913
5.05%, 06/01/29 (a)	225,000	231,207
2.90%, 12/15/29 (a)	65,000	61,754
1.80%, 01/15/31 (a)	290,000	256,126
5.25%, 06/01/31 (a)	185,000	192,542
5.40%, 07/31/33 (a)	455,000	474,397
5.35%, 06/01/34 (a)	285,000	295,146
4.85%, 04/27/35 (a)	100,000	99,888
6.15%, 12/15/40	100,000	108,986
5.05%, 04/27/45 (a)	150,000	143,579
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 07/31/53 (a)	150,000	148,935
5.50%, 08/15/54 (a)	180,000	176,197
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	187,202
4.40%, 03/15/29 (a)	176,000	174,244
3.50%, 11/15/51 (a)	150,000	98,652
Lennox International, Inc.
1.70%, 08/01/27 (a)	265,000	255,914
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	315,000	322,697
4.15%, 08/15/28 (a)	150,000	151,025
4.50%, 02/15/29 (a)	175,000	177,843
1.85%, 06/15/30 (a)	170,000	154,198
4.40%, 08/15/30 (a)	220,000	222,198
4.70%, 12/15/31 (a)	155,000	158,977
3.90%, 06/15/32 (a)	300,000	294,162
5.25%, 01/15/33 (a)	300,000	315,497
4.75%, 02/15/34 (a)	300,000	304,295
4.80%, 08/15/34 (a)	250,000	252,737
3.60%, 03/01/35 (a)	150,000	138,631
5.00%, 08/15/35 (a)	220,000	224,346
4.50%, 05/15/36 (a)	160,000	156,997
6.15%, 09/01/36	200,000	222,717
5.72%, 06/01/40	190,000	204,596
4.07%, 12/15/42	400,000	341,819
3.80%, 03/01/45 (a)	350,000	281,150
4.70%, 05/15/46 (a)	425,000	385,300
2.80%, 06/15/50 (a)	165,000	104,673
4.09%, 09/15/52 (a)	465,000	369,069
4.15%, 06/15/53 (a)	350,000	279,730
5.70%, 11/15/54 (a)	300,000	302,864
5.20%, 02/15/55 (a)	135,000	127,174
4.30%, 06/15/62 (a)	290,000	229,145
5.90%, 11/15/63 (a)	245,000	253,368
5.20%, 02/15/64 (a)	225,000	208,732
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	140,000	139,174
3.50%, 12/15/27 (a)	150,000	148,882
2.50%, 03/15/30 (a)	150,000	139,825
2.40%, 07/15/31 (a)	300,000	270,729
5.15%, 12/01/34 (a)	225,000	229,801
4.25%, 12/15/47 (a)	200,000	165,211
3.20%, 07/15/51 (a)	275,000	185,438
5.50%, 12/01/54 (a)	200,000	193,106
Masco Corp.
1.50%, 02/15/28 (a)	225,000	213,124
2.00%, 10/01/30 (a)	180,000	160,885
2.00%, 02/15/31 (a)	150,000	132,708
4.50%, 05/15/47 (a)	175,000	148,615
3.13%, 02/15/51 (a)	85,000	56,000
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	160,000	166,471
3.63%, 05/15/30 (a)	175,000	169,806
Nordson Corp.
5.60%, 09/15/28 (a)	240,000	248,621
5.80%, 09/15/33 (a)	185,000	196,292
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	322,809
3.25%, 01/15/28 (a)	450,000	444,299
4.60%, 02/01/29 (a)	245,000	248,855
4.40%, 05/01/30 (a)	255,000	257,235
4.65%, 07/15/30 (a)	115,000	117,072
4.70%, 03/15/33 (a)	330,000	333,385
4.90%, 06/01/34 (a)	255,000	258,721
5.25%, 07/15/35 (a)	150,000	155,477
5.15%, 05/01/40 (a)	50,000	49,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 11/15/40	100,000	98,835
4.75%, 06/01/43	250,000	230,260
3.85%, 04/15/45 (a)	255,000	204,453
4.03%, 10/15/47 (a)	685,000	550,998
5.25%, 05/01/50 (a)	300,000	283,312
4.95%, 03/15/53 (a)	310,000	279,803
5.20%, 06/01/54 (a)	410,000	383,787
nVent Finance SARL
4.55%, 04/15/28 (a)	230,000	231,439
2.75%, 11/15/31 (a)	180,000	162,179
5.65%, 05/15/33 (a)	150,000	156,543
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	101,240
3.10%, 03/01/30 (a)	235,000	223,729
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	250,000	245,041
5.25%, 08/16/28 (a)	200,000	206,222
2.57%, 02/15/30 (a)	450,000	421,437
5.13%, 09/04/35 (a)	150,000	153,008
3.11%, 02/15/40 (a)	265,000	208,633
3.36%, 02/15/50 (a)	250,000	177,871
Owens Corning
5.50%, 06/15/27 (a)	100,000	102,091
3.95%, 08/15/29 (a)	175,000	173,527
3.88%, 06/01/30 (a)	100,000	98,263
5.70%, 06/15/34 (a)	285,000	299,662
7.00%, 12/01/36	155,000	175,993
4.30%, 07/15/47 (a)	200,000	162,800
4.40%, 01/30/48 (a)	135,000	110,660
5.95%, 06/15/54 (a)	215,000	218,185
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	145,000	144,006
4.25%, 09/15/27 (a)	350,000	352,371
3.25%, 06/14/29 (a)	370,000	360,222
4.50%, 09/15/29 (a)	280,000	283,989
4.20%, 11/21/34 (a)	200,000	194,245
6.25%, 05/15/38	75,000	82,897
4.45%, 11/21/44 (a)	190,000	166,775
4.10%, 03/01/47 (a)	215,000	176,823
4.00%, 06/14/49 (a)	225,000	180,915
Pentair Finance SARL
4.50%, 07/01/29 (a)	325,000	326,561
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	146,229
4.38%, 06/15/45 (a)	129,000	112,677
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	400,000	413,907
6.30%, 02/15/30 (a)	275,000	291,625
6.40%, 04/15/33 (a)	410,000	441,097
Republic Services, Inc.
3.38%, 11/15/27 (a)	300,000	298,012
3.95%, 05/15/28 (a)	195,000	195,372
4.88%, 04/01/29 (a)	250,000	256,220
2.30%, 03/01/30 (a)	65,000	60,448
4.75%, 07/15/30 (a)	150,000	153,642
1.45%, 02/15/31 (a)	275,000	239,941
1.75%, 02/15/32 (a)	250,000	215,775
2.38%, 03/15/33 (a)	215,000	187,826
5.00%, 12/15/33 (a)	150,000	155,204
5.00%, 04/01/34 (a)	260,000	266,741
5.20%, 11/15/34 (a)	100,000	103,600
5.15%, 03/15/35 (a)	225,000	232,481
6.20%, 03/01/40	100,000	110,483
5.70%, 05/15/41 (a)	75,000	78,889
3.05%, 03/01/50 (a)	380,000	257,608
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	145,000	142,788
1.75%, 08/15/31 (a)	160,000	140,129
4.20%, 03/01/49 (a)	185,000	154,035
2.80%, 08/15/61 (a)	190,000	109,658
RTX Corp.
3.50%, 03/15/27 (a)	335,000	333,373
3.13%, 05/04/27 (a)	390,000	385,998
7.20%, 08/15/27	100,000	105,094
4.13%, 11/16/28 (a)	955,000	958,608
5.75%, 01/15/29 (a)	150,000	156,998
7.50%, 09/15/29	255,000	284,006
2.25%, 07/01/30 (a)	270,000	248,830
6.00%, 03/15/31 (a)	300,000	323,379
1.90%, 09/01/31 (a)	425,000	373,184
2.38%, 03/15/32 (a)	175,000	155,960
5.15%, 02/27/33 (a)	350,000	362,625
6.10%, 03/15/34 (a)	525,000	575,074
5.40%, 05/01/35	225,000	236,732
6.05%, 06/01/36	125,000	136,228
6.13%, 07/15/38	165,000	180,886
4.45%, 11/16/38 (a)	200,000	188,137
5.70%, 04/15/40	225,000	235,906
4.88%, 10/15/40 (e)	150,000	145,207
4.70%, 12/15/41	110,000	102,913
4.50%, 06/01/42	1,025,000	926,406
4.80%, 12/15/43 (a)	130,000	119,311
4.15%, 05/15/45 (a)	175,000	146,312
3.75%, 11/01/46 (a)	350,000	272,240
4.35%, 04/15/47 (a)	270,000	228,772
4.05%, 05/04/47 (a)	185,000	149,497
4.63%, 11/16/48 (a)	490,000	427,720
3.13%, 07/01/50 (a)	350,000	235,612
2.82%, 09/01/51 (a)	325,000	203,034
3.03%, 03/15/52 (a)	330,000	215,320
5.38%, 02/27/53 (a)	335,000	321,802
6.40%, 03/15/54 (a)	520,000	572,238
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	74,469
4.10%, 03/01/48 (a)	90,000	74,119
3.10%, 05/01/50 (a)	200,000	135,770
Sonoco Products Co.
2.25%, 02/01/27 (a)	95,000	93,208
4.60%, 09/01/29 (a)	260,000	262,346
3.13%, 05/01/30 (a)	230,000	217,707
2.85%, 02/01/32 (a)(c)	140,000	126,451
5.00%, 09/01/34 (a)	200,000	198,386
5.75%, 11/01/40 (a)	160,000	161,395
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	220,000	220,364
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	170,000	176,546
4.25%, 11/15/28 (a)	150,000	150,308
2.30%, 03/15/30 (a)	265,000	242,865
3.00%, 05/15/32 (a)	105,000	95,139
5.20%, 09/01/40	115,000	112,149
4.85%, 11/15/48 (a)	150,000	132,013
2.75%, 11/15/50 (a)	220,000	130,655
Textron, Inc.
3.65%, 03/15/27 (a)	290,000	288,500
3.38%, 03/01/28 (a)	225,000	221,807
3.90%, 09/17/29 (a)	225,000	221,854
2.45%, 03/15/31 (a)	150,000	136,075
Timken Co.
4.50%, 12/15/28 (a)	150,000	151,401
4.13%, 04/01/32 (a)	105,000	100,931
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	198,746
5.25%, 03/03/33 (a)	200,000	208,516
5.10%, 06/13/34 (a)	175,000	179,387
4.65%, 11/01/44 (a)	100,000	90,545
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	280,000	279,232
5.75%, 06/15/43	150,000	156,242
4.30%, 02/21/48 (a)	190,000	159,044
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	215,000	213,120
4.50%, 02/09/31 (a)	170,000	172,001
2.50%, 02/04/32 (a)	225,000	201,825
5.00%, 05/09/35 (a)	115,000	116,588
7.13%, 10/01/37	160,000	189,037
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	135,000	124,351
5.25%, 10/01/54 (a)	100,000	93,100
Veralto Corp.
5.35%, 09/18/28 (a)	235,000	242,360
5.45%, 09/18/33 (a)	200,000	208,949
Vontier Corp.
2.40%, 04/01/28 (a)	155,000	148,685
2.95%, 04/01/31 (a)	200,000	183,603
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	200,054
4.95%, 12/01/29 (a)	20,000	20,534
3.50%, 06/01/30 (a)	265,000	256,876
5.35%, 12/01/34 (a)	230,000	238,624
4.50%, 06/15/47 (a)	235,000	201,332
4.70%, 03/01/48 (a)	190,000	166,629
5.70%, 12/01/54 (a)	225,000	224,739
Waste Connections, Inc.
4.25%, 12/01/28 (a)	215,000	216,647
3.50%, 05/01/29 (a)	204,000	200,638
2.60%, 02/01/30 (a)	200,000	188,686
2.20%, 01/15/32 (a)	250,000	220,983
3.20%, 06/01/32 (a)	210,000	195,486
5.00%, 03/01/34 (a)	200,000	204,217
5.25%, 09/01/35 (a)	150,000	155,400
3.05%, 04/01/50 (a)	175,000	117,155
2.95%, 01/15/52 (a)(c)	300,000	194,356
Waste Management, Inc.
4.95%, 07/03/27 (a)	155,000	157,604
3.15%, 11/15/27 (a)	310,000	306,624
1.15%, 03/15/28 (a)	280,000	264,086
4.50%, 03/15/28 (a)	300,000	304,092
3.88%, 01/15/29 (a)	250,000	249,829
4.88%, 02/15/29 (a)	200,000	205,335
2.00%, 06/01/29 (a)	5,000	4,679
4.63%, 02/15/30 (a)	270,000	275,186
1.50%, 03/15/31 (a)	295,000	257,740
4.95%, 07/03/31 (a)	235,000	243,314
4.80%, 03/15/32 (a)	225,000	230,287
4.15%, 04/15/32 (a)	230,000	228,090
4.63%, 02/15/33 (a)	195,000	197,811
4.88%, 02/15/34 (a)	375,000	385,170
4.95%, 03/15/35 (a)	500,000	508,133
4.10%, 03/01/45 (a)	215,000	181,603
4.15%, 07/15/49 (a)	200,000	165,573
2.50%, 11/15/50 (a)	225,000	134,555
5.35%, 10/15/54 (a)	395,000	384,884
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	460,000	466,165
4.90%, 05/29/30 (a)	150,000	153,498
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.61%, 03/11/34 (a)	45,000	47,328
5.50%, 05/29/35 (a)	200,000	208,694
WW Grainger, Inc.
4.45%, 09/15/34 (a)	175,000	173,587
4.60%, 06/15/45 (a)	240,000	216,696
3.75%, 05/15/46 (a)	245,000	193,965
4.20%, 05/15/47 (a)	140,000	118,077
Xylem, Inc.
1.95%, 01/30/28 (a)	205,000	196,849
2.25%, 01/30/31 (a)	150,000	136,146
4.38%, 11/01/46 (a)	115,000	97,642
		123,589,308
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	335,000	328,011
2.88%, 05/07/30 (a)	545,000	513,345
5.00%, 01/20/33 (a)	200,000	203,234
6.38%, 03/01/35	315,000	346,706
6.13%, 11/15/37	240,000	258,117
6.13%, 03/30/40	690,000	735,064
4.38%, 07/16/42	385,000	335,306
4.38%, 04/22/49 (a)	210,000	176,093
American Tower Corp.
2.75%, 01/15/27 (a)	120,000	118,424
3.13%, 01/15/27 (a)	150,000	148,648
3.65%, 03/15/27 (a)	225,000	224,025
3.55%, 07/15/27 (a)	360,000	357,545
3.60%, 01/15/28 (a)	300,000	297,255
1.50%, 01/31/28 (a)	250,000	237,244
5.50%, 03/15/28 (a)	150,000	154,320
5.25%, 07/15/28 (a)	200,000	205,648
5.80%, 11/15/28 (a)	280,000	292,385
5.20%, 02/15/29 (a)	135,000	138,998
3.95%, 03/15/29 (a)	310,000	307,518
3.80%, 08/15/29 (a)	400,000	393,996
2.90%, 01/15/30 (a)	255,000	242,238
5.00%, 01/31/30 (a)	175,000	179,292
2.10%, 06/15/30 (a)	200,000	181,687
1.88%, 10/15/30 (a)	400,000	357,323
2.70%, 04/15/31 (a)	220,000	202,032
2.30%, 09/15/31 (a)	200,000	177,850
4.05%, 03/15/32 (a)	250,000	243,515
4.70%, 12/15/32 (a)	260,000	260,489
5.65%, 03/15/33 (a)	255,000	268,824
5.55%, 07/15/33 (a)	350,000	367,081
5.90%, 11/15/33 (a)	40,000	42,796
5.45%, 02/15/34 (a)	50,000	51,942
5.40%, 01/31/35 (a)	275,000	283,223
3.70%, 10/15/49 (a)	235,000	174,584
3.10%, 06/15/50 (a)	455,000	299,618
2.95%, 01/15/51 (a)	390,000	248,227
AppLovin Corp.
5.13%, 12/01/29 (a)	340,000	348,812
5.38%, 12/01/31 (a)	300,000	311,028
5.50%, 12/01/34 (a)	495,000	508,997
5.95%, 12/01/54 (a)	180,000	178,373
AT&T, Inc.
3.80%, 02/15/27 (a)	150,000	149,758
4.25%, 03/01/27 (a)	470,000	471,181
2.30%, 06/01/27 (a)	720,000	704,017
1.65%, 02/01/28 (a)	700,000	667,339
4.10%, 02/15/28 (a)	395,000	395,524
4.35%, 03/01/29 (a)	850,000	854,615
4.30%, 02/15/30 (a)	1,070,000	1,072,412
4.70%, 08/15/30 (a)	425,000	432,201
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 06/01/31 (a)	900,000	826,910
2.25%, 02/01/32 (a)	785,000	689,384
4.55%, 11/01/32 (a)	340,000	338,118
2.55%, 12/01/33 (a)	1,131,000	965,806
5.40%, 02/15/34 (a)	790,000	819,441
4.50%, 05/15/35 (a)	795,000	764,224
5.38%, 08/15/35 (a)	325,000	333,178
4.90%, 11/01/35 (a)	370,000	365,842
5.25%, 03/01/37 (a)	380,000	385,016
4.90%, 08/15/37 (a)	239,000	232,661
6.30%, 01/15/38	150,000	163,143
6.55%, 02/15/39	145,000	159,524
4.85%, 03/01/39 (a)	350,000	333,069
6.00%, 08/15/40 (a)	155,000	161,861
5.35%, 09/01/40	175,000	172,113
6.38%, 03/01/41	100,000	106,761
3.50%, 06/01/41 (a)	715,000	561,932
5.55%, 08/15/41	185,000	184,119
5.15%, 03/15/42	210,000	200,566
4.30%, 12/15/42 (a)	450,000	379,921
3.10%, 02/01/43 (a)	215,000	157,751
4.65%, 06/01/44 (a)	185,000	160,807
4.80%, 06/15/44 (a)	50,000	43,958
4.35%, 06/15/45 (a)	265,000	218,899
4.85%, 07/15/45 (a)	50,000	44,408
5.55%, 11/01/45 (a)	320,000	308,385
4.75%, 05/15/46 (a)	600,000	520,441
5.15%, 11/15/46 (a)	200,000	183,099
5.65%, 02/15/47 (a)	260,000	262,086
5.45%, 03/01/47 (a)	133,000	125,681
4.50%, 03/09/48 (a)	535,000	442,047
4.55%, 03/09/49 (a)	309,000	255,813
5.15%, 02/15/50 (a)	215,000	193,090
3.65%, 06/01/51 (a)	875,000	615,900
3.30%, 02/01/52 (a)	280,000	182,545
3.50%, 09/15/53 (a)	2,245,000	1,503,535
5.70%, 11/01/54 (a)	485,000	465,124
3.55%, 09/15/55 (a)	2,190,000	1,460,535
6.05%, 08/15/56 (a)	400,000	402,331
5.70%, 03/01/57 (a)	165,000	158,464
3.80%, 12/01/57 (a)	1,780,000	1,225,106
3.65%, 09/15/59 (a)	1,880,000	1,241,725
3.85%, 06/01/60 (a)	440,000	302,512
3.50%, 02/01/61 (a)	350,000	223,423
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	235,000	203,590
5.10%, 05/11/33 (a)	325,000	330,053
5.20%, 02/15/34 (a)	210,000	213,660
4.46%, 04/01/48 (a)	400,000	330,488
4.30%, 07/29/49 (a)	180,000	142,202
3.65%, 08/15/52 (a)	160,000	112,673
5.55%, 02/15/54 (a)(c)	220,000	209,605
British Telecommunications PLC
5.13%, 12/04/28 (a)	150,000	154,034
9.63%, 12/15/30 (f)	795,000	970,601
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	500,000	493,220
4.20%, 03/15/28 (a)	315,000	313,613
2.25%, 01/15/29 (a)	370,000	346,479
5.05%, 03/30/29 (a)	375,000	379,586
6.10%, 06/01/29 (a)	400,000	417,622
2.80%, 04/01/31 (a)	470,000	423,333
2.30%, 02/01/32 (a)	315,000	271,164
4.40%, 04/01/33 (a)	290,000	273,901
6.65%, 02/01/34 (a)	255,000	269,124
6.55%, 06/01/34 (a)	450,000	473,983
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 10/23/35 (a)	680,000	702,306
5.85%, 12/01/35 (a)	370,000	369,759
5.38%, 04/01/38 (a)	315,000	290,488
3.50%, 06/01/41 (a)	450,000	320,035
3.50%, 03/01/42 (a)	380,000	263,332
6.48%, 10/23/45 (a)	1,000,000	940,092
5.38%, 05/01/47 (a)	795,000	655,389
5.75%, 04/01/48 (a)	755,000	649,614
5.13%, 07/01/49 (a)	420,000	329,058
4.80%, 03/01/50 (a)	810,000	610,374
3.70%, 04/01/51 (a)	610,000	384,713
3.90%, 06/01/52 (a)	705,000	455,869
5.25%, 04/01/53 (a)	460,000	364,279
6.83%, 10/23/55 (a)	145,000	139,286
6.70%, 12/01/55 (a)	220,000	211,107
3.85%, 04/01/61 (a)	540,000	322,362
4.40%, 12/01/61 (a)	450,000	294,200
3.95%, 06/30/62 (a)	420,000	252,525
5.50%, 04/01/63 (a)	300,000	236,798
Comcast Corp.
2.35%, 01/15/27 (a)	450,000	443,351
3.30%, 02/01/27 (a)	380,000	378,001
3.30%, 04/01/27 (a)	200,000	198,693
3.15%, 02/15/28 (a)	350,000	344,649
3.55%, 05/01/28 (a)	200,000	198,388
4.15%, 10/15/28 (a)	750,000	754,076
4.55%, 01/15/29 (a)	250,000	253,750
2.65%, 02/01/30 (a)	525,000	495,403
3.40%, 04/01/30 (a)	500,000	485,204
4.25%, 10/15/30 (a)	425,000	425,267
1.95%, 01/15/31 (a)	475,000	423,738
1.50%, 02/15/31 (a)	505,000	439,164
5.50%, 11/15/32 (a)	330,000	349,079
4.25%, 01/15/33	570,000	557,576
4.65%, 02/15/33 (a)	330,000	331,454
7.05%, 03/15/33	250,000	286,167
4.80%, 05/15/33 (a)	300,000	302,977
5.30%, 06/01/34 (a)	350,000	361,043
4.20%, 08/15/34 (a)	340,000	325,343
5.30%, 05/15/35 (a)(c)	200,000	204,994
5.65%, 06/15/35	300,000	315,166
4.40%, 08/15/35 (a)	230,000	220,135
6.50%, 11/15/35	320,000	355,550
3.20%, 07/15/36 (a)	315,000	268,718
5.17%, 01/15/37 (a)(e)	381,000	375,927
6.45%, 03/15/37	265,000	293,389
6.95%, 08/15/37	150,000	169,806
3.90%, 03/01/38 (a)	395,000	344,183
4.60%, 10/15/38 (a)	300,000	279,755
6.55%, 07/01/39	190,000	210,887
3.25%, 11/01/39 (a)	405,000	316,759
3.75%, 04/01/40 (a)	350,000	288,539
4.65%, 07/15/42	195,000	171,139
4.75%, 03/01/44	240,000	209,486
4.60%, 08/15/45 (a)	250,000	212,400
3.40%, 07/15/46 (a)	520,000	361,338
4.00%, 08/15/47 (a)	291,000	220,058
3.97%, 11/01/47 (a)	608,000	455,474
4.00%, 03/01/48 (a)	265,000	199,366
4.70%, 10/15/48 (a)	600,000	500,751
4.00%, 11/01/49 (a)	705,000	520,332
3.45%, 02/01/50 (a)	585,000	392,165
2.80%, 01/15/51 (a)	540,000	313,553
2.89%, 11/01/51 (a)	1,653,000	968,636
2.45%, 08/15/52 (a)	480,000	254,356
4.05%, 11/01/52 (a)	338,000	247,363
5.35%, 05/15/53 (a)	495,000	445,014
5.65%, 06/01/54 (a)	285,000	267,478
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 05/15/55 (a)	200,000	197,851
2.94%, 11/01/56 (a)	1,773,000	997,435
4.95%, 10/15/58 (a)	330,000	274,427
2.65%, 08/15/62 (a)	430,000	217,018
2.99%, 11/01/63 (a)	1,195,000	647,755
5.50%, 05/15/64 (a)	415,000	370,976
Crown Castle, Inc.
4.00%, 03/01/27 (a)	185,000	184,732
2.90%, 03/15/27 (a)	180,000	177,436
3.65%, 09/01/27 (a)	320,000	317,562
5.00%, 01/11/28 (a)	320,000	325,189
3.80%, 02/15/28 (a)	300,000	297,753
4.80%, 09/01/28 (a)	180,000	182,686
4.30%, 02/15/29 (a)	165,000	164,781
5.60%, 06/01/29 (a)	200,000	207,649
4.90%, 09/01/29 (a)	185,000	187,993
3.10%, 11/15/29 (a)	185,000	176,407
3.30%, 07/01/30 (a)	270,000	256,181
2.25%, 01/15/31 (a)	350,000	313,013
2.10%, 04/01/31 (a)	300,000	264,918
2.50%, 07/15/31 (a)	260,000	232,618
5.10%, 05/01/33 (a)	230,000	232,081
5.80%, 03/01/34 (a)	200,000	209,976
5.20%, 09/01/34 (a)	200,000	202,169
2.90%, 04/01/41 (a)	540,000	394,091
4.75%, 05/15/47 (a)	140,000	121,457
5.20%, 02/15/49 (a)	125,000	112,680
4.00%, 11/15/49 (a)	140,000	105,280
4.15%, 07/01/50 (a)	155,000	120,326
3.25%, 01/15/51 (a)	255,000	168,527
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,284,738
9.25%, 06/01/32	140,000	174,370
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	270,000	260,001
2.95%, 02/15/51 (a)(c)	265,000	245,233
Fox Corp.
4.71%, 01/25/29 (a)	560,000	567,279
3.50%, 04/08/30 (a)	200,000	194,199
6.50%, 10/13/33 (a)	400,000	441,464
5.48%, 01/25/39 (a)	415,000	416,757
5.58%, 01/25/49 (a)	390,000	375,230
Koninklijke KPN NV
8.38%, 10/01/30	275,000	321,082
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	810,000	808,839
4.60%, 05/15/28 (a)	500,000	509,543
4.30%, 08/15/29 (a)	300,000	303,651
4.80%, 05/15/30 (a)	320,000	329,695
4.20%, 11/15/30 (a)	1,230,000	1,232,474
4.55%, 08/15/31 (a)	325,000	330,973
3.85%, 08/15/32 (a)	910,000	883,335
4.60%, 11/15/32 (a)	1,240,000	1,250,447
4.95%, 05/15/33 (a)	530,000	546,049
4.75%, 08/15/34 (a)	695,000	701,277
4.88%, 11/15/35 (a)	2,000,000	1,998,952
5.50%, 11/15/45 (a)	1,370,000	1,330,777
4.45%, 08/15/52 (a)	700,000	570,364
5.60%, 05/15/53 (a)	695,000	665,746
5.40%, 08/15/54 (a)	1,000,000	930,393
5.63%, 11/15/55 (a)	1,970,000	1,892,043
4.65%, 08/15/62 (a)	455,000	367,488
5.75%, 05/15/63 (a)	510,000	490,790
5.55%, 08/15/64 (a)	1,260,000	1,170,869
5.75%, 11/15/65 (a)	1,360,000	1,299,783
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NBCUniversal Media LLC
6.40%, 04/30/40	205,000	223,246
5.95%, 04/01/41	145,000	148,812
4.45%, 01/15/43	225,000	191,757
Netflix, Inc.
4.88%, 04/15/28	510,000	520,584
5.88%, 11/15/28	530,000	557,325
6.38%, 05/15/29	280,000	299,949
4.90%, 08/15/34 (a)	300,000	307,509
5.40%, 08/15/54 (a)	200,000	194,041
Omnicom Group, Inc.
4.75%, 03/30/30 (a)(e)	300,000	303,456
2.45%, 04/30/30 (a)	175,000	161,860
4.20%, 06/01/30 (a)	385,000	382,061
2.40%, 03/01/31 (a)(e)	200,000	180,134
2.60%, 08/01/31 (a)	260,000	236,035
5.30%, 11/01/34 (a)	155,000	158,391
5.40%, 10/01/48 (a)(c)(e)	240,000	222,222
Orange SA
9.00%, 03/01/31	775,000	933,680
5.38%, 01/13/42	250,000	245,104
5.50%, 02/06/44 (a)	180,000	177,430
Paramount Global
2.90%, 01/15/27 (a)	160,000	157,423
3.38%, 02/15/28 (a)	220,000	213,997
3.70%, 06/01/28 (a)	220,000	215,482
4.20%, 06/01/29 (a)	134,000	130,644
7.88%, 07/30/30	245,000	265,144
4.95%, 01/15/31 (a)	350,000	336,493
4.20%, 05/19/32 (a)	275,000	248,855
5.50%, 05/15/33	165,000	157,628
6.88%, 04/30/36	335,000	331,773
5.90%, 10/15/40 (a)	150,000	131,014
4.85%, 07/01/42 (a)	195,000	144,207
4.38%, 03/15/43	360,000	251,119
5.85%, 09/01/43 (a)	375,000	308,837
5.25%, 04/01/44 (a)	105,000	79,678
4.90%, 08/15/44 (a)	225,000	162,465
4.60%, 01/15/45 (a)	205,000	143,026
4.95%, 05/19/50 (a)	355,000	251,290
Rogers Communications, Inc.
3.20%, 03/15/27 (a)	360,000	356,581
5.00%, 02/15/29 (a)	370,000	377,225
3.80%, 03/15/32 (a)	550,000	518,690
5.30%, 02/15/34 (a)	300,000	302,465
7.50%, 08/15/38	100,000	115,719
4.50%, 03/15/42 (a)	165,000	141,045
4.50%, 03/15/43 (a)	115,000	96,496
5.45%, 10/01/43 (a)	225,000	212,214
5.00%, 03/15/44 (a)	305,000	272,224
4.30%, 02/15/48 (a)	220,000	174,457
4.35%, 05/01/49 (a)	195,000	154,442
3.70%, 11/15/49 (a)	160,000	114,312
4.55%, 03/15/52 (a)	600,000	478,666
Sprint Capital Corp.
6.88%, 11/15/28	725,000	778,414
8.75%, 03/15/32	575,000	695,869
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	100,000	99,616
4.95%, 03/28/28 (a)	300,000	305,813
5.40%, 06/12/29 (a)	150,000	155,203
4.00%, 04/14/32 (a)	150,000	145,543
5.60%, 06/12/34 (a)	150,000	156,554
TCI Communications, Inc.
7.13%, 02/15/28	180,000	191,373
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	349,940
7.05%, 06/20/36	560,000	625,824
5.21%, 03/08/47	795,000	702,430
4.90%, 03/06/48	400,000	336,492
5.52%, 03/01/49 (a)(c)	450,000	409,938
Telefonica Europe BV
8.25%, 09/15/30	400,000	459,494
TELUS Corp.
2.80%, 02/16/27 (a)	190,000	187,304
3.70%, 09/15/27 (a)	160,000	158,970
3.40%, 05/13/32 (a)	320,000	295,450
4.60%, 11/16/48 (a)	150,000	127,720
4.30%, 06/15/49 (a)	100,000	79,557
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	590,000	681,703
Time Warner Cable LLC
6.55%, 05/01/37	465,000	474,671
7.30%, 07/01/38	460,000	494,233
6.75%, 06/15/39	450,000	455,529
5.88%, 11/15/40 (a)	375,000	347,375
5.50%, 09/01/41 (a)	410,000	359,978
4.50%, 09/15/42 (a)	335,000	258,262
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	1,200,000	1,196,444
4.75%, 02/01/28 (a)	500,000	500,611
2.05%, 02/15/28 (a)	600,000	576,331
4.95%, 03/15/28 (a)	295,000	300,683
4.80%, 07/15/28 (a)	275,000	280,024
4.85%, 01/15/29 (a)	460,000	470,012
2.63%, 02/15/29 (a)	360,000	344,050
2.40%, 03/15/29 (a)	200,000	189,467
3.38%, 04/15/29 (a)	755,000	736,431
4.20%, 10/01/29 (a)	200,000	200,423
3.88%, 04/15/30 (a)	1,870,000	1,838,863
2.55%, 02/15/31 (a)	800,000	730,994
2.88%, 02/15/31 (a)	375,000	348,569
3.50%, 04/15/31 (a)	775,000	742,272
2.25%, 11/15/31 (a)	350,000	310,383
2.70%, 03/15/32 (a)	300,000	269,866
5.13%, 05/15/32 (a)	350,000	360,405
4.63%, 01/15/33 (a)	250,000	248,762
5.20%, 01/15/33 (a)	275,000	284,090
5.05%, 07/15/33 (a)	730,000	745,256
6.70%, 12/15/33	210,000	235,652
5.75%, 01/15/34 (a)	325,000	344,439
5.15%, 04/15/34 (a)	350,000	358,151
4.70%, 01/15/35 (a)	200,000	196,657
5.30%, 05/15/35 (a)	290,000	297,570
4.95%, 11/15/35 (a)	300,000	298,596
4.38%, 04/15/40 (a)	595,000	534,069
3.00%, 02/15/41 (a)	650,000	484,106
4.50%, 04/15/50 (a)	905,000	746,238
3.30%, 02/15/51 (a)	895,000	598,427
3.40%, 10/15/52 (a)	900,000	605,686
5.65%, 01/15/53 (a)	565,000	547,322
5.75%, 01/15/54 (a)	475,000	466,498
6.00%, 06/15/54 (a)	320,000	325,593
5.50%, 01/15/55 (a)	200,000	189,628
5.25%, 06/15/55 (a)	270,000	246,251
5.88%, 11/15/55 (a)	395,000	394,564
5.70%, 01/15/56 (a)	300,000	292,685
3.60%, 11/15/60 (a)	545,000	362,616
5.80%, 09/15/62 (a)	285,000	280,896
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	295,000	292,050
7.00%, 03/01/32	190,000	216,467
4.38%, 08/16/41	150,000	134,574
4.13%, 12/01/41	95,000	83,083
4.13%, 06/01/44	300,000	252,179
3.00%, 07/30/46	190,000	131,625
Verizon Communications, Inc.
4.13%, 03/16/27	460,000	461,276
2.10%, 03/22/28 (a)	720,000	691,568
4.33%, 09/21/28	824,000	831,132
3.88%, 02/08/29 (a)	265,000	264,085
4.02%, 12/03/29 (a)	1,132,000	1,124,040
3.15%, 03/22/30 (a)	425,000	407,124
1.50%, 09/18/30 (a)	395,000	348,466
1.68%, 10/30/30 (a)	398,000	353,163
7.75%, 12/01/30	150,000	172,024
1.75%, 01/20/31 (a)	610,000	536,983
2.55%, 03/21/31 (a)	1,300,000	1,187,568
2.36%, 03/15/32 (a)	1,315,000	1,159,651
4.75%, 01/15/33 (a)	610,000	609,685
5.05%, 05/09/33 (a)	350,000	359,016
4.50%, 08/10/33	610,000	600,738
6.40%, 09/15/33	235,000	259,183
4.40%, 11/01/34 (a)	700,000	675,939
4.78%, 02/15/35 (a)	622,000	613,356
5.25%, 04/02/35 (a)	650,000	661,242
4.27%, 01/15/36	450,000	421,852
5.00%, 01/15/36 (a)	680,000	674,261
5.25%, 03/16/37	465,000	468,498
5.40%, 07/02/37 (a)(e)	841,000	850,479
4.81%, 03/15/39	400,000	380,078
2.65%, 11/20/40 (a)	905,000	646,586
3.40%, 03/22/41 (a)	1,090,000	854,049
2.85%, 09/03/41 (a)	175,000	126,179
4.75%, 11/01/41	190,000	173,513
3.85%, 11/01/42 (a)	206,000	165,355
6.55%, 09/15/43	235,000	258,507
5.75%, 11/30/45 (a)	460,000	456,943
4.13%, 08/15/46	305,000	244,560
4.86%, 08/21/46	695,000	618,312
5.50%, 03/16/47	295,000	284,540
4.52%, 09/15/48	465,000	389,136
5.01%, 04/15/49	50,000	44,874
4.00%, 03/22/50 (a)	415,000	316,405
2.88%, 11/20/50 (a)	870,000	539,715
3.55%, 03/22/51 (a)	500,000	355,756
3.88%, 03/01/52 (a)	275,000	204,065
5.50%, 02/23/54 (a)(c)	310,000	297,985
5.01%, 08/21/54	280,000	245,997
4.67%, 03/15/55	400,000	331,464
5.88%, 11/30/55 (a)	1,000,000	988,285
2.99%, 10/30/56 (a)	1,095,000	652,201
3.00%, 11/20/60 (a)	625,000	364,766
3.70%, 03/22/61 (a)	1,080,000	730,325
6.00%, 11/30/65 (a)	610,000	602,533
Vodafone Group PLC
4.38%, 05/30/28	150,000	152,360
7.88%, 02/15/30	135,000	153,882
6.25%, 11/30/32	195,000	212,962
6.15%, 02/27/37	405,000	440,525
5.00%, 05/30/38	225,000	221,626
4.38%, 02/19/43	90,000	76,911
5.25%, 05/30/48	425,000	392,696
4.88%, 06/19/49	350,000	304,882
4.25%, 09/17/50	310,000	242,892
5.63%, 02/10/53 (a)	260,000	248,923
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 06/28/54 (a)	525,000	509,242
5.75%, 02/10/63 (a)	145,000	137,897
5.88%, 06/28/64 (a)	300,000	290,741
Walt Disney Co.
3.70%, 03/23/27	145,000	144,930
2.20%, 01/13/28	300,000	291,244
2.00%, 09/01/29 (a)	625,000	584,472
3.80%, 03/22/30	375,000	371,888
2.65%, 01/13/31	650,000	608,154
6.55%, 03/15/33	130,000	147,029
6.20%, 12/15/34	200,000	224,748
6.40%, 12/15/35	275,000	310,803
6.15%, 03/01/37	105,000	115,852
6.65%, 11/15/37	365,000	417,336
4.63%, 03/23/40 (a)	250,000	239,860
3.50%, 05/13/40 (a)	525,000	440,100
6.15%, 02/15/41	245,000	266,606
5.40%, 10/01/43	190,000	190,126
4.75%, 09/15/44 (a)	185,000	169,032
4.95%, 10/15/45 (a)	135,000	127,016
7.75%, 12/01/45	325,000	411,955
4.75%, 11/15/46 (a)	155,000	140,148
2.75%, 09/01/49 (a)	635,000	403,195
4.70%, 03/23/50 (a)	500,000	448,323
3.60%, 01/13/51 (a)	805,000	599,243
3.80%, 05/13/60 (a)	475,000	347,789
Weibo Corp.
3.38%, 07/08/30 (a)	275,000	260,849
		170,559,194
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	755,000	748,416
4.88%, 05/26/30 (a)	305,000	314,259
2.13%, 02/09/31 (a)	475,000	430,972
4.50%, 11/28/34 (a)	270,000	266,574
5.25%, 05/26/35 (a)	350,000	364,514
4.00%, 12/06/37 (a)	355,000	326,385
2.70%, 02/09/41 (a)	295,000	216,385
4.20%, 12/06/47 (a)	530,000	441,396
3.15%, 02/09/51 (a)	460,000	312,613
5.63%, 11/26/54 (a)	200,000	202,452
4.40%, 12/06/57 (a)	300,000	249,218
3.25%, 02/09/61 (a)	310,000	200,963
Amazon.com, Inc.
3.30%, 04/13/27 (a)	610,000	607,584
1.20%, 06/03/27 (a)	300,000	290,053
3.15%, 08/22/27 (a)	995,000	988,041
4.55%, 12/01/27 (a)	500,000	508,629
1.65%, 05/12/28 (a)	700,000	668,440
3.90%, 11/20/28 (a)	760,000	762,471
3.45%, 04/13/29 (a)	455,000	449,585
4.65%, 12/01/29 (a)	590,000	605,758
1.50%, 06/03/30 (a)	670,000	603,872
4.10%, 11/20/30 (a)	760,000	761,023
2.10%, 05/12/31 (a)	940,000	849,577
3.60%, 04/13/32 (a)	785,000	761,594
4.70%, 12/01/32 (a)	685,000	704,562
4.35%, 03/20/33 (a)	460,000	458,815
4.80%, 12/05/34 (a)	220,000	226,260
4.65%, 11/20/35 (a)	1,070,000	1,065,403
3.88%, 08/22/37 (a)	805,000	738,593
2.88%, 05/12/41 (a)	600,000	455,391
4.95%, 12/05/44 (a)	550,000	529,112
4.05%, 08/22/47 (a)	1,045,000	858,836
2.50%, 06/03/50 (a)	800,000	479,216
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/12/51 (a)	965,000	648,633
3.95%, 04/13/52 (a)	700,000	547,190
5.45%, 11/20/55 (a)	920,000	898,299
4.25%, 08/22/57 (a)	810,000	650,239
2.70%, 06/03/60 (a)	680,000	385,719
3.25%, 05/12/61 (a)	600,000	383,898
4.10%, 04/13/62 (a)	390,000	299,401
5.55%, 11/20/65 (a)	610,000	591,846
American Honda Finance Corp.
2.35%, 01/08/27	200,000	196,965
4.90%, 03/12/27	210,000	212,330
4.55%, 07/09/27	260,000	262,585
4.90%, 07/09/27	205,000	207,929
4.45%, 10/22/27	200,000	201,845
3.50%, 02/15/28	200,000	198,056
2.00%, 03/24/28	310,000	297,095
5.13%, 07/07/28	335,000	343,652
4.25%, 09/01/28	330,000	332,002
5.65%, 11/15/28	295,000	307,759
2.25%, 01/12/29	350,000	331,426
4.90%, 03/13/29	200,000	204,402
4.40%, 09/05/29	200,000	202,054
4.60%, 04/17/30	235,000	237,599
4.50%, 09/04/30	190,000	190,699
5.85%, 10/04/30	75,000	79,698
1.80%, 01/13/31	200,000	176,511
5.05%, 07/10/31	300,000	308,318
4.85%, 10/23/31	230,000	234,574
5.15%, 07/09/32	220,000	226,136
4.90%, 01/10/34	250,000	251,275
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	295,000	275,772
5.15%, 09/13/34 (a)	200,000	201,976
4.40%, 10/01/46 (a)	65,000	52,973
5.40%, 03/15/49 (a)	80,000	73,688
3.10%, 12/01/51 (a)	520,000	334,424
4.15%, 05/01/52 (a)	250,000	192,539
5.75%, 09/13/54 (a)	270,000	260,727
AutoNation, Inc.
3.80%, 11/15/27 (a)	210,000	208,557
1.95%, 08/01/28 (a)	65,000	61,319
4.45%, 01/15/29 (a)	180,000	180,581
4.75%, 06/01/30 (a)	280,000	282,774
2.40%, 08/01/31 (a)	150,000	132,685
3.85%, 03/01/32 (a)	165,000	155,300
AutoZone, Inc.
3.75%, 06/01/27 (a)	200,000	199,307
6.25%, 11/01/28 (a)	260,000	274,945
3.75%, 04/18/29 (a)	210,000	207,035
5.10%, 07/15/29 (a)	150,000	154,370
4.00%, 04/15/30 (a)	280,000	276,758
1.65%, 01/15/31 (a)	150,000	131,494
4.75%, 08/01/32 (a)	225,000	227,263
4.75%, 02/01/33 (a)	220,000	220,627
6.55%, 11/01/33 (a)	200,000	222,601
5.40%, 07/15/34 (a)	340,000	352,172
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	195,000	196,816
1.95%, 10/01/30 (a)	200,000	179,857
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	190,857
3.88%, 08/15/30 (a)	200,000	192,685
5.38%, 09/15/32 (a)	100,000	100,671
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	195,000	193,518
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	318,587
4.95%, 08/15/29 (a)	150,000	153,567
5.40%, 08/15/34 (a)	170,000	175,417
4.38%, 03/15/45 (a)	150,000	125,745
California Endowment
2.50%, 04/01/51 (a)	200,000	118,788
CBRE Services, Inc.
4.80%, 06/15/30 (a)	250,000	253,601
2.50%, 04/01/31 (a)	200,000	181,680
4.90%, 01/15/33 (a)	230,000	231,246
5.95%, 08/15/34 (a)	300,000	320,881
5.50%, 06/15/35 (a)	250,000	258,420
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	185,000	180,075
3.70%, 01/15/31 (a)	220,000	209,609
5.85%, 08/01/34 (a)	125,000	127,542
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	525,000	521,587
1.38%, 06/20/27 (a)	300,000	290,769
1.60%, 04/20/30 (a)	400,000	362,578
1.75%, 04/20/32 (a)	450,000	390,598
Cummins, Inc.
4.90%, 02/20/29 (a)	170,000	174,652
1.50%, 09/01/30 (a)(c)	250,000	223,229
4.70%, 02/15/31 (a)	200,000	204,248
5.15%, 02/20/34 (a)	200,000	207,294
5.30%, 05/09/35 (a)	250,000	259,551
4.88%, 10/01/43 (a)	165,000	158,336
2.60%, 09/01/50 (a)	340,000	206,626
5.45%, 02/20/54 (a)	335,000	329,944
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	180,000	179,627
4.55%, 10/15/29 (a)	390,000	393,800
6.30%, 10/10/33 (a)	100,000	108,747
4.55%, 02/15/48 (a)	85,000	69,658
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(e)	165,000	161,947
3.15%, 01/15/32 (a)	215,000	197,814
4.10%, 01/15/52 (a)	230,000	168,054
Dollar General Corp.
4.13%, 05/01/28 (a)	160,000	160,338
5.20%, 07/05/28 (a)	75,000	76,889
3.50%, 04/03/30 (a)	300,000	290,226
5.00%, 11/01/32 (a)	230,000	233,445
5.45%, 07/05/33 (a)	300,000	311,501
4.13%, 04/03/50 (a)	95,000	74,816
5.50%, 11/01/52 (a)	130,000	124,289
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	325,508
2.65%, 12/01/31 (a)	260,000	234,881
3.38%, 12/01/51 (a)(c)	165,000	111,064
DR Horton, Inc.
1.40%, 10/15/27 (a)	225,000	215,360
4.85%, 10/15/30 (a)	160,000	163,512
5.00%, 10/15/34 (a)	200,000	202,594
5.50%, 10/15/35 (a)	200,000	208,370
eBay, Inc.
3.60%, 06/05/27 (a)	300,000	298,620
5.95%, 11/22/27 (a)	175,000	181,162
4.25%, 03/06/29 (a)	180,000	180,714
2.70%, 03/11/30 (a)	200,000	188,022
2.60%, 05/10/31 (a)	250,000	228,536
6.30%, 11/22/32 (a)	205,000	224,129
5.13%, 11/06/35 (a)	120,000	120,155
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 07/15/42 (a)	300,000	248,822
3.65%, 05/10/51 (a)	345,000	252,914
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	226,740
3.80%, 02/15/28 (a)	280,000	278,573
3.25%, 02/15/30 (a)	400,000	383,787
2.95%, 03/15/31 (a)	255,000	237,239
5.40%, 02/15/35 (a)	75,000	77,007
Ford Foundation
2.42%, 06/01/50 (a)	155,000	93,770
2.82%, 06/01/70 (a)	225,000	128,092
Ford Motor Co.
6.63%, 10/01/28	200,000	211,794
9.63%, 04/22/30 (a)	200,000	231,911
7.45%, 07/16/31	265,000	293,204
3.25%, 02/12/32 (a)	680,000	599,973
6.10%, 08/19/32 (a)	610,000	628,986
4.75%, 01/15/43	455,000	360,331
7.40%, 11/01/46	125,000	135,048
5.29%, 12/08/46 (a)	385,000	320,401
Ford Motor Credit Co. LLC
4.27%, 01/09/27 (a)	310,000	308,620
5.80%, 03/05/27 (a)	425,000	430,295
5.85%, 05/17/27 (a)	450,000	456,904
4.95%, 05/28/27 (a)	450,000	451,691
4.13%, 08/17/27 (a)	495,000	491,696
3.82%, 11/02/27 (a)	325,000	320,194
7.35%, 11/04/27 (a)	505,000	527,398
2.90%, 02/16/28 (a)	265,000	255,181
5.92%, 03/20/28 (a)	250,000	255,900
6.80%, 05/12/28 (a)	470,000	490,459
6.80%, 11/07/28 (a)	450,000	472,052
2.90%, 02/10/29 (a)	225,000	211,509
5.80%, 03/08/29 (a)	460,000	470,223
5.11%, 05/03/29 (a)	560,000	561,271
5.30%, 09/06/29 (a)	265,000	266,831
5.88%, 11/07/29 (a)	350,000	359,263
7.35%, 03/06/30 (a)	330,000	354,316
7.20%, 06/10/30 (a)	350,000	375,133
5.73%, 09/05/30 (a)	370,000	376,082
4.00%, 11/13/30 (a)	635,000	599,285
6.05%, 03/05/31 (a)	380,000	390,452
3.63%, 06/17/31 (a)	200,000	183,336
6.05%, 11/05/31 (a)	280,000	286,847
6.53%, 03/19/32 (a)	200,000	209,292
7.12%, 11/07/33 (a)	340,000	365,586
6.13%, 03/08/34 (a)	475,000	482,859
6.50%, 02/07/35 (a)	365,000	378,447
5.87%, 10/31/35 (a)	245,000	242,348
General Motors Co.
4.20%, 10/01/27 (a)	295,000	295,454
6.80%, 10/01/27 (a)	300,000	312,271
5.35%, 04/15/28 (a)	200,000	204,986
5.00%, 10/01/28 (a)	300,000	305,594
5.40%, 10/15/29 (a)	375,000	388,611
5.63%, 04/15/30 (a)	200,000	208,437
5.60%, 10/15/32 (a)	480,000	502,334
5.00%, 04/01/35	350,000	343,538
6.60%, 04/01/36 (a)	435,000	473,694
5.15%, 04/01/38 (a)	325,000	312,862
6.25%, 10/02/43	430,000	436,707
5.20%, 04/01/45	365,000	328,003
6.75%, 04/01/46 (a)	225,000	240,897
5.40%, 04/01/48 (a)	215,000	195,363
5.95%, 04/01/49 (a)	280,000	272,092
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Financial Co., Inc.
4.35%, 01/17/27 (a)	455,000	455,877
2.35%, 02/26/27 (a)	275,000	269,538
5.00%, 04/09/27 (a)	400,000	404,390
5.40%, 05/08/27	300,000	305,008
5.35%, 07/15/27	300,000	305,396
2.70%, 08/20/27 (a)	300,000	293,368
3.85%, 01/05/28 (a)	200,000	198,991
6.00%, 01/09/28 (a)	300,000	310,131
5.05%, 04/04/28	350,000	356,498
2.40%, 04/10/28 (a)	325,000	313,004
5.80%, 06/23/28 (a)	270,000	279,852
2.40%, 10/15/28 (a)	395,000	376,833
4.20%, 10/27/28	500,000	500,939
5.80%, 01/07/29 (a)	500,000	521,496
5.65%, 01/17/29 (a)	150,000	155,422
4.30%, 04/06/29 (a)	350,000	349,370
5.55%, 07/15/29 (a)	140,000	145,179
4.90%, 10/06/29 (a)	200,000	203,305
5.35%, 01/07/30 (a)	350,000	361,471
5.85%, 04/06/30 (a)	250,000	262,798
3.60%, 06/21/30 (a)	410,000	395,107
5.45%, 07/15/30 (a)	250,000	259,754
2.35%, 01/08/31 (a)	325,000	292,203
5.75%, 02/08/31 (a)	205,000	215,653
2.70%, 06/10/31 (a)	450,000	407,778
5.60%, 06/18/31 (a)	250,000	260,648
3.10%, 01/12/32 (a)	475,000	433,411
5.63%, 04/04/32 (a)	235,000	244,842
6.40%, 01/09/33 (a)	395,000	426,709
6.10%, 01/07/34 (a)	500,000	530,251
5.95%, 04/04/34 (a)	300,000	314,398
5.45%, 09/06/34 (a)	225,000	228,476
5.90%, 01/07/35 (a)	350,000	364,752
6.15%, 07/15/35 (a)	200,000	210,969
Genuine Parts Co.
6.50%, 11/01/28 (a)	80,000	84,616
4.95%, 08/15/29 (a)	325,000	330,559
1.88%, 11/01/30 (a)	230,000	202,154
2.75%, 02/01/32 (a)	295,000	261,283
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	360,000	369,619
5.30%, 01/15/29 (a)	260,000	264,852
4.00%, 01/15/30 (a)	200,000	194,230
4.00%, 01/15/31 (a)	325,000	311,248
3.25%, 01/15/32 (a)	235,000	212,702
5.25%, 02/15/33 (a)	180,000	180,575
6.75%, 12/01/33 (a)	220,000	238,969
5.63%, 09/15/34 (a)	25,000	25,374
5.75%, 11/01/37 (a)	200,000	199,052
6.25%, 09/15/54 (a)	120,000	119,296
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)(c)	125,000	100,903
Home Depot, Inc.
2.50%, 04/15/27 (a)	240,000	236,377
2.88%, 04/15/27 (a)	245,000	242,560
4.88%, 06/25/27 (a)	250,000	254,316
2.80%, 09/14/27 (a)	150,000	147,764
0.90%, 03/15/28 (a)	215,000	202,742
1.50%, 09/15/28 (a)	325,000	306,649
3.75%, 09/15/28 (a)	150,000	150,121
3.90%, 12/06/28 (a)	300,000	301,266
4.90%, 04/15/29 (a)	250,000	257,346
2.95%, 06/15/29 (a)	590,000	571,190
4.75%, 06/25/29 (a)	300,000	307,786
2.70%, 04/15/30 (a)	450,000	425,812
3.95%, 09/15/30 (a)	265,000	264,232
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 03/15/31 (a)	425,000	369,263
4.85%, 06/25/31 (a)	325,000	336,182
1.88%, 09/15/31 (a)	340,000	299,507
3.25%, 04/15/32 (a)	400,000	376,744
4.50%, 09/15/32 (a)	450,000	455,880
4.95%, 06/25/34 (a)	450,000	460,273
4.65%, 09/15/35 (a)	290,000	287,626
5.88%, 12/16/36	900,000	974,717
3.30%, 04/15/40 (a)	435,000	356,045
5.40%, 09/15/40 (a)	206,000	213,034
5.95%, 04/01/41 (a)	250,000	267,802
4.20%, 04/01/43 (a)	250,000	216,757
4.88%, 02/15/44 (a)	225,000	210,283
4.40%, 03/15/45 (a)	325,000	282,456
4.25%, 04/01/46 (a)	480,000	406,677
3.90%, 06/15/47 (a)	360,000	286,601
4.50%, 12/06/48 (a)	430,000	371,504
3.13%, 12/15/49 (a)	450,000	307,057
3.35%, 04/15/50 (a)	430,000	303,736
2.38%, 03/15/51 (a)	375,000	215,349
2.75%, 09/15/51 (a)	300,000	185,715
3.63%, 04/15/52 (a)	495,000	361,653
4.95%, 09/15/52 (a)	300,000	274,746
5.30%, 06/25/54 (a)	435,000	416,333
3.50%, 09/15/56 (a)	377,000	263,257
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	380,000	373,803
4.44%, 07/08/28 (a)	280,000	282,639
4.69%, 07/08/30 (a)	350,000	354,288
2.97%, 03/10/32 (a)	310,000	283,488
5.34%, 07/08/35 (a)	250,000	255,590
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	225,000	228,605
5.05%, 03/30/28 (a)	50,000	50,944
4.38%, 09/15/28 (a)	205,000	205,631
5.25%, 06/30/29 (a)	175,000	180,209
5.75%, 04/23/30 (a)(g)	160,000	167,393
5.75%, 03/30/32 (a)	275,000	288,629
5.50%, 06/30/34 (a)	100,000	103,283
5.40%, 12/15/35 (a)	120,000	120,471
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	250,000	243,349
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	435,000	443,599
5.63%, 06/15/28 (a)	315,000	323,211
3.90%, 08/08/29 (a)	355,000	346,054
6.00%, 08/15/29 (a)	190,000	198,468
6.20%, 08/15/34 (a)	190,000	200,078
Lear Corp.
3.80%, 09/15/27 (a)	150,000	149,304
4.25%, 05/15/29 (a)	185,000	184,450
3.50%, 05/30/30 (a)	90,000	86,489
2.60%, 01/15/32 (a)	135,000	120,095
5.25%, 05/15/49 (a)	200,000	180,813
3.55%, 01/15/52 (a)	100,000	68,044
Lennar Corp.
5.00%, 06/15/27 (a)	185,000	186,507
4.75%, 11/29/27 (a)	250,000	252,254
LKQ Corp.
5.75%, 06/15/28 (a)	290,000	299,845
6.25%, 06/15/33 (a)(c)	200,000	214,336
Lowe's Cos., Inc.
3.10%, 05/03/27 (a)	510,000	504,539
3.95%, 10/15/27	190,000	190,291
1.30%, 04/15/28 (a)	350,000	330,215
1.70%, 09/15/28 (a)	200,000	188,542
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 10/15/28 (a)	220,000	220,494
6.50%, 03/15/29	176,000	188,782
3.65%, 04/05/29 (a)	547,000	540,062
4.50%, 04/15/30 (a)	415,000	420,485
1.70%, 10/15/30 (a)	345,000	306,561
4.25%, 03/15/31 (a)	320,000	318,809
2.63%, 04/01/31 (a)	525,000	481,834
3.75%, 04/01/32 (a)	445,000	426,903
4.50%, 10/15/32 (a)	380,000	378,304
5.00%, 04/15/33 (a)	425,000	435,628
5.15%, 07/01/33 (a)	225,000	232,515
4.85%, 10/15/35 (a)	450,000	446,590
5.50%, 10/15/35	65,000	67,911
5.00%, 04/15/40 (a)	100,000	97,022
2.80%, 09/15/41 (a)	130,000	93,429
4.65%, 04/15/42 (a)	150,000	135,857
4.38%, 09/15/45 (a)	195,000	163,258
3.70%, 04/15/46 (a)	400,000	302,809
4.05%, 05/03/47 (a)	460,000	363,970
4.55%, 04/05/49 (a)	180,000	150,640
5.13%, 04/15/50 (a)	130,000	117,648
3.00%, 10/15/50 (a)	545,000	346,189
3.50%, 04/01/51 (a)	175,000	121,577
4.25%, 04/01/52 (a)	465,000	366,371
5.63%, 04/15/53 (a)	465,000	451,475
5.75%, 07/01/53 (a)	165,000	163,223
4.45%, 04/01/62 (a)	405,000	317,600
5.80%, 09/15/62 (a)	415,000	406,251
5.85%, 04/01/63 (a)	150,000	147,240
Magna International, Inc.
2.45%, 06/15/30 (a)	125,000	116,167
5.50%, 03/21/33 (a)	330,000	345,891
Marriott International, Inc.
4.20%, 07/15/27	120,000	120,478
5.00%, 10/15/27 (a)	250,000	254,464
4.65%, 12/01/28 (a)	215,000	218,877
4.90%, 04/15/29 (a)	200,000	204,595
4.88%, 05/15/29 (a)	175,000	178,846
4.80%, 03/15/30 (a)	150,000	153,275
4.63%, 06/15/30 (a)	500,000	507,689
2.85%, 04/15/31 (a)	395,000	366,718
4.50%, 10/15/31 (a)	150,000	150,517
3.50%, 10/15/32 (a)	485,000	453,113
5.30%, 05/15/34 (a)	335,000	345,962
5.35%, 03/15/35 (a)	325,000	334,518
5.25%, 10/15/35 (a)	180,000	182,603
5.50%, 04/15/37 (a)	500,000	512,037
McDonald's Corp.
3.50%, 03/01/27 (a)	250,000	248,996
3.50%, 07/01/27 (a)	250,000	248,820
3.80%, 04/01/28 (a)	350,000	349,633
4.80%, 08/14/28 (a)	150,000	153,234
5.00%, 05/17/29 (a)	150,000	154,451
2.63%, 09/01/29 (a)	300,000	286,179
2.13%, 03/01/30 (a)	305,000	281,823
4.60%, 05/15/30 (a)	150,000	152,669
3.60%, 07/01/30 (a)	350,000	343,562
4.40%, 02/12/31 (a)	160,000	161,325
4.60%, 09/09/32 (a)	290,000	295,596
4.95%, 08/14/33 (a)	130,000	134,196
4.95%, 03/03/35 (a)	265,000	268,288
4.70%, 12/09/35 (a)	225,000	223,816
5.00%, 02/13/36 (a)	220,000	222,066
6.30%, 10/15/37	280,000	311,966
6.30%, 03/01/38	310,000	343,225
5.70%, 02/01/39	163,000	171,323
4.88%, 07/15/40	260,000	250,093
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 02/15/42	150,000	122,708
3.63%, 05/01/43	165,000	130,755
4.60%, 05/26/45 (a)	225,000	198,252
4.88%, 12/09/45 (a)	570,000	519,208
4.45%, 03/01/47 (a)	190,000	162,767
4.45%, 09/01/48 (a)	255,000	215,956
3.63%, 09/01/49 (a)	545,000	401,214
4.20%, 04/01/50 (a)	265,000	213,712
5.15%, 09/09/52 (a)	250,000	232,330
5.45%, 08/14/53 (a)	155,000	150,527
MercadoLibre, Inc.
3.13%, 01/14/31 (a)(c)	245,000	226,752
4.90%, 01/15/33 (a)	230,000	227,867
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	533,367
Meritage Homes Corp.
5.13%, 06/06/27 (a)	155,000	156,074
Nature Conservancy
3.96%, 03/01/52 (a)	160,000	125,250
NIKE, Inc.
2.75%, 03/27/27 (a)	260,000	257,079
2.85%, 03/27/30 (a)	500,000	477,160
3.25%, 03/27/40 (a)	300,000	243,504
3.63%, 05/01/43 (a)(c)	125,000	100,666
3.88%, 11/01/45 (a)	310,000	250,083
3.38%, 11/01/46 (a)	255,000	189,405
3.38%, 03/27/50 (a)	450,000	322,894
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	236,877
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	250,000	248,610
4.35%, 06/01/28 (a)	259,000	261,119
3.90%, 06/01/29 (a)	270,000	267,888
1.75%, 03/15/31 (a)	250,000	219,170
5.00%, 08/19/34 (a)	270,000	272,205
PACCAR Financial Corp.
2.00%, 02/04/27	50,000	49,081
5.00%, 05/13/27	160,000	162,705
4.25%, 06/23/27	120,000	120,982
4.45%, 08/06/27	275,000	278,241
4.60%, 01/10/28	200,000	203,829
4.55%, 03/03/28	200,000	203,407
4.00%, 08/08/28	145,000	146,021
4.00%, 11/07/28	120,000	120,578
4.60%, 01/31/29	200,000	203,887
4.00%, 09/26/29	150,000	150,356
5.00%, 03/22/34	255,000	264,099
PulteGroup, Inc.
5.00%, 01/15/27 (a)	135,000	136,017
7.88%, 06/15/32	120,000	140,826
6.38%, 05/15/33	155,000	170,169
6.00%, 02/15/35	125,000	134,504
PVH Corp.
5.50%, 06/13/30 (a)	150,000	152,599
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	190,152
5.00%, 06/15/32 (a)	150,000	154,248
Rockefeller Foundation
2.49%, 10/01/50 (a)	285,000	172,954
Rollins, Inc.
5.25%, 02/24/35 (a)	210,000	214,792
Ross Stores, Inc.
1.88%, 04/15/31 (a)	250,000	220,287
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	240,000	253,609
5.38%, 01/15/36 (a)	530,000	532,729
Sands China Ltd.
2.30%, 03/08/27 (a)(g)	300,000	292,758
5.40%, 08/08/28 (a)(g)	580,000	591,123
2.85%, 03/08/29 (a)(g)	315,000	298,582
4.38%, 06/18/30 (a)(g)	300,000	295,833
3.25%, 08/08/31 (a)(g)	95,000	87,639
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	120,000	115,612
2.50%, 01/15/31 (a)	220,000	195,631
6.00%, 01/15/43 (a)	150,000	140,411
3.97%, 08/06/61 (a)	190,000	127,881
Starbucks Corp.
4.85%, 02/08/27 (a)	250,000	252,237
2.00%, 03/12/27 (a)	250,000	244,358
3.50%, 03/01/28 (a)	160,000	158,375
4.50%, 05/15/28 (a)	200,000	202,106
4.00%, 11/15/28 (a)	250,000	249,809
3.55%, 08/15/29 (a)	355,000	348,872
2.25%, 03/12/30 (a)	220,000	203,031
4.80%, 05/15/30 (a)	100,000	102,154
2.55%, 11/15/30 (a)	375,000	346,833
4.90%, 02/15/31 (a)	145,000	149,175
3.00%, 02/14/32 (a)	300,000	276,662
4.80%, 02/15/33 (a)	190,000	192,457
5.00%, 02/15/34 (a)	150,000	153,021
5.40%, 05/15/35 (a)(c)	100,000	103,992
4.30%, 06/15/45 (a)	200,000	166,529
3.75%, 12/01/47 (a)	185,000	138,236
4.50%, 11/15/48 (a)	285,000	238,181
4.45%, 08/15/49 (a)	305,000	252,427
3.35%, 03/12/50 (a)	130,000	88,772
3.50%, 11/15/50 (a)	350,000	245,673
Tapestry, Inc.
4.13%, 07/15/27 (a)	245,000	244,987
3.05%, 03/15/32 (a)	290,000	264,528
5.50%, 03/11/35 (a)	250,000	255,896
Target Corp.
1.95%, 01/15/27 (a)	300,000	294,682
4.35%, 06/15/28 (a)	175,000	177,071
3.38%, 04/15/29 (a)	345,000	338,968
2.35%, 02/15/30 (a)	110,000	103,007
2.65%, 09/15/30 (a)	195,000	183,070
4.50%, 09/15/32 (a)	375,000	378,961
6.35%, 11/01/32	150,000	166,636
4.40%, 01/15/33 (a)	180,000	180,093
4.50%, 09/15/34 (a)	95,000	94,111
5.25%, 02/15/36 (a)	140,000	143,972
6.50%, 10/15/37	165,000	187,139
7.00%, 01/15/38	270,000	315,884
4.00%, 07/01/42	390,000	329,965
3.63%, 04/15/46	200,000	153,168
3.90%, 11/15/47 (a)	240,000	188,772
2.95%, 01/15/52 (a)	300,000	191,803
4.80%, 01/15/53 (a)	385,000	342,920
TJX Cos., Inc.
1.15%, 05/15/28 (a)	100,000	94,018
3.88%, 04/15/30 (a)	250,000	249,098
4.50%, 04/15/50 (a)	150,000	129,814
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	240,000	241,811
4.35%, 02/15/28 (a)	120,000	120,530
3.80%, 11/01/29 (a)	245,000	240,951
5.60%, 06/15/35 (a)(c)	140,000	144,959
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Corp.
4.19%, 06/30/27 (a)	310,000	311,920
3.67%, 07/20/28	250,000	249,386
2.76%, 07/02/29	220,000	211,182
5.12%, 07/13/33 (a)	305,000	317,141
Toyota Motor Credit Corp.
3.20%, 01/11/27	390,000	387,676
5.00%, 03/19/27	275,000	279,017
3.05%, 03/22/27	550,000	545,375
1.15%, 08/13/27	350,000	335,988
4.55%, 09/20/27	440,000	445,547
4.35%, 10/08/27	370,000	373,793
5.45%, 11/10/27	125,000	128,716
3.05%, 01/11/28	250,000	246,495
4.63%, 01/12/28	325,000	330,096
1.90%, 04/06/28	215,000	206,208
4.05%, 09/05/28	240,000	241,254
5.25%, 09/11/28	250,000	258,713
4.65%, 01/05/29	265,000	269,959
3.65%, 01/08/29	200,000	198,102
5.05%, 05/16/29	340,000	350,860
4.45%, 06/29/29	200,000	202,525
4.55%, 08/09/29	250,000	254,178
4.95%, 01/09/30	245,000	252,484
2.15%, 02/13/30	275,000	255,230
3.38%, 04/01/30	600,000	583,496
4.80%, 05/15/30	200,000	205,231
4.55%, 05/17/30	200,000	203,500
5.55%, 11/20/30	300,000	317,511
1.65%, 01/10/31	315,000	278,494
5.10%, 03/21/31	255,000	264,886
1.90%, 09/12/31	185,000	162,617
4.60%, 10/10/31	200,000	203,001
4.65%, 09/03/32	210,000	212,014
4.70%, 01/12/33	250,000	253,222
4.80%, 01/05/34	265,000	270,413
5.35%, 01/09/35	200,000	209,601
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	177,323
5.25%, 05/15/33 (a)	200,000	207,000
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	350,000	352,064
4.15%, 01/15/31 (a)	290,000	288,759
4.80%, 09/15/34 (a)	450,000	449,200
4.80%, 09/15/35 (a)	370,000	367,557
5.35%, 09/15/54 (a)	250,000	237,552
UL Solutions, Inc.
6.50%, 10/20/28 (a)(e)	90,000	95,166
VICI Properties LP
4.75%, 02/15/28 (a)	585,000	590,952
4.95%, 02/15/30 (a)	300,000	303,723
5.13%, 11/15/31 (a)	200,000	202,650
5.13%, 05/15/32 (a)	430,000	433,114
5.63%, 04/01/35 (a)	250,000	255,586
5.63%, 05/15/52 (a)	335,000	313,754
6.13%, 04/01/54 (a)	150,000	149,686
Walmart, Inc.
5.88%, 04/05/27	100,000	102,951
4.10%, 04/28/27	250,000	251,795
3.95%, 09/09/27 (a)	300,000	301,815
3.90%, 04/15/28 (a)	200,000	201,069
3.70%, 06/26/28 (a)	550,000	551,462
1.50%, 09/22/28 (a)	235,000	222,299
3.25%, 07/08/29 (a)	350,000	344,708
2.38%, 09/24/29 (a)	85,000	80,656
7.55%, 02/15/30	150,000	170,855
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/15/30 (a)	90,000	90,840
4.35%, 04/28/30 (a)	145,000	147,404
1.80%, 09/22/31 (a)	690,000	614,891
4.15%, 09/09/32 (a)	365,000	367,455
4.10%, 04/15/33 (a)	410,000	409,337
4.90%, 04/28/35 (a)	450,000	463,162
5.25%, 09/01/35	465,000	492,464
6.50%, 08/15/37	285,000	329,629
6.20%, 04/15/38	200,000	225,970
3.95%, 06/28/38 (a)	210,000	194,996
5.63%, 04/01/40	170,000	180,999
5.00%, 10/25/40	305,000	310,557
5.63%, 04/15/41	200,000	211,817
2.50%, 09/22/41 (a)	250,000	180,940
4.00%, 04/11/43 (a)	160,000	138,569
4.30%, 04/22/44 (a)	165,000	147,789
3.63%, 12/15/47 (a)	150,000	116,369
4.05%, 06/29/48 (a)	560,000	466,691
2.95%, 09/24/49 (a)	220,000	149,201
2.65%, 09/22/51 (a)	350,000	220,689
4.50%, 09/09/52 (a)	245,000	216,125
4.50%, 04/15/53 (a)	495,000	437,990
		161,125,218
Consumer Non-Cyclical 3.5%
Abbott Laboratories
1.15%, 01/30/28 (a)	160,000	152,156
1.40%, 06/30/30 (a)	100,000	89,527
4.75%, 11/30/36 (a)	500,000	502,850
6.15%, 11/30/37	190,000	212,638
6.00%, 04/01/39	180,000	198,067
5.30%, 05/27/40	220,000	227,444
4.75%, 04/15/43 (a)	275,000	260,026
4.90%, 11/30/46 (a)	925,000	871,050
AbbVie, Inc.
4.80%, 03/15/27 (a)	685,000	692,401
4.65%, 03/15/28 (a)	375,000	381,358
4.25%, 11/14/28 (a)	590,000	596,537
4.80%, 03/15/29 (a)	700,000	717,489
3.20%, 11/21/29 (a)	1,865,000	1,809,284
4.88%, 03/15/30 (a)	300,000	309,165
4.95%, 03/15/31 (a)	555,000	574,217
5.05%, 03/15/34 (a)	860,000	884,274
4.55%, 03/15/35 (a)	550,000	542,338
5.20%, 03/15/35 (a)	265,000	274,306
4.50%, 05/14/35 (a)	730,000	717,353
4.30%, 05/14/36 (a)	380,000	364,757
4.05%, 11/21/39 (a)	1,170,000	1,045,019
4.63%, 10/01/42 (a)	195,000	177,875
4.40%, 11/06/42	750,000	669,436
5.35%, 03/15/44 (a)	225,000	222,393
4.85%, 06/15/44 (a)	325,000	301,315
4.75%, 03/15/45 (a)	283,000	257,937
4.70%, 05/14/45 (a)	810,000	732,386
4.45%, 05/14/46 (a)	610,000	530,202
4.88%, 11/14/48 (a)	595,000	542,471
4.25%, 11/21/49 (a)	1,725,000	1,422,902
5.40%, 03/15/54 (a)	900,000	875,564
5.60%, 03/15/55 (a)	85,000	85,281
5.50%, 03/15/64 (a)	450,000	437,756
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	120,000	74,760
Adventist Health System
4.74%, 12/01/30 (a)	145,000	145,641
5.43%, 03/01/32 (a)	100,000	102,568
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.76%, 12/01/34 (a)	160,000	165,154
3.63%, 03/01/49 (a)	190,000	130,360
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	99,882
2.21%, 06/15/30 (a)	100,000	92,263
4.27%, 08/15/48 (a)	115,000	96,715
3.39%, 10/15/49 (a)	155,000	111,732
3.01%, 06/15/50 (a)	120,000	79,015
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	225,000	214,960
2.10%, 06/04/30 (a)	150,000	137,093
2.30%, 03/12/31 (a)	305,000	276,250
4.75%, 09/09/34 (a)	175,000	174,834
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	162,322
AHS Hospital Corp.
5.02%, 07/01/45	130,000	120,914
2.78%, 07/01/51 (a)	200,000	124,277
Allina Health System
3.89%, 04/15/49 (a)	90,000	69,979
2.90%, 11/15/51 (a)	90,000	57,019
Altria Group, Inc.
6.20%, 11/01/28 (a)	165,000	174,206
4.80%, 02/14/29 (a)	695,000	707,236
3.40%, 05/06/30 (a)	365,000	351,531
4.50%, 08/06/30 (a)	170,000	171,308
2.45%, 02/04/32 (a)	560,000	495,548
6.88%, 11/01/33 (a)	70,000	79,142
5.63%, 02/06/35 (a)	170,000	176,796
5.25%, 08/06/35 (a)	150,000	151,960
5.80%, 02/14/39 (a)	630,000	649,430
3.40%, 02/04/41 (a)	455,000	351,898
4.25%, 08/09/42	275,000	229,658
4.50%, 05/02/43	300,000	256,505
5.38%, 01/31/44	430,000	415,365
3.88%, 09/16/46 (a)	505,000	380,124
5.95%, 02/14/49 (a)	780,000	780,769
4.45%, 05/06/50 (a)	160,000	128,281
3.70%, 02/04/51 (a)	400,000	283,113
4.00%, 02/04/61 (a)	295,000	213,433
Amgen, Inc.
2.20%, 02/21/27 (a)	475,000	466,049
3.20%, 11/02/27 (a)	200,000	197,605
5.15%, 03/02/28 (a)	1,050,000	1,074,531
1.65%, 08/15/28 (a)	325,000	306,400
3.00%, 02/22/29 (a)	250,000	242,329
4.05%, 08/18/29 (a)	445,000	444,739
2.45%, 02/21/30 (a)	400,000	373,300
5.25%, 03/02/30 (a)	750,000	778,188
2.30%, 02/25/31 (a)	380,000	344,709
2.00%, 01/15/32 (a)	335,000	292,095
3.35%, 02/22/32 (a)	360,000	339,349
4.20%, 03/01/33 (a)	260,000	254,274
5.25%, 03/02/33 (a)	1,400,000	1,450,502
6.38%, 06/01/37	150,000	166,582
6.40%, 02/01/39	125,000	138,418
3.15%, 02/21/40 (a)	440,000	347,121
5.75%, 03/15/40	100,000	104,264
2.80%, 08/15/41 (a)	230,000	168,518
4.95%, 10/01/41	140,000	132,572
5.15%, 11/15/41 (a)	221,000	213,965
5.65%, 06/15/42 (a)	115,000	116,676
5.60%, 03/02/43 (a)	850,000	855,043
4.40%, 05/01/45 (a)	670,000	574,002
4.56%, 06/15/48 (a)	440,000	376,471
3.38%, 02/21/50 (a)	440,000	313,771
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.66%, 06/15/51 (a)	1,125,000	963,767
3.00%, 01/15/52 (a)	320,000	206,899
4.20%, 02/22/52 (a)	305,000	242,176
4.88%, 03/01/53 (a)	315,000	277,344
5.65%, 03/02/53 (a)	1,260,000	1,235,650
2.77%, 09/01/53 (a)	257,000	153,079
4.40%, 02/22/62 (a)	365,000	285,529
5.75%, 03/02/63 (a)	850,000	830,657
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,495,000	1,480,650
4.90%, 02/01/46 (a)	2,630,000	2,433,646
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	392,000	387,500
4.63%, 02/01/44	210,000	188,758
4.90%, 02/01/46 (a)	425,000	392,448
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	900,000	918,611
3.50%, 06/01/30 (a)	455,000	444,450
4.90%, 01/23/31 (a)	250,000	259,194
5.00%, 06/15/34 (a)	330,000	341,350
5.88%, 06/15/35	115,000	125,421
4.38%, 04/15/38 (a)	315,000	299,889
8.20%, 01/15/39	345,000	445,461
5.45%, 01/23/39 (a)	600,000	621,102
8.00%, 11/15/39	140,000	178,016
4.95%, 01/15/42	490,000	469,705
4.60%, 04/15/48 (a)	240,000	211,892
4.44%, 10/06/48 (a)	555,000	477,671
5.55%, 01/23/49 (a)	1,200,000	1,198,483
4.50%, 06/01/50 (a)	205,000	184,821
4.75%, 04/15/58 (a)	220,000	191,823
5.80%, 01/23/59 (a)	620,000	632,530
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	250,000	241,618
2.90%, 03/01/32 (a)	135,000	124,145
4.50%, 08/15/33 (a)	150,000	150,255
5.38%, 09/15/35	220,000	231,767
4.54%, 03/26/42	160,000	144,395
4.02%, 04/16/43	110,000	92,203
3.75%, 09/15/47 (a)	190,000	147,475
4.50%, 03/15/49 (a)	50,000	42,885
2.70%, 09/15/51 (a)(c)	250,000	153,825
Ascension Health
4.08%, 11/15/28 (a)	250,000	251,235
2.53%, 11/15/29 (a)	270,000	255,284
4.29%, 11/15/30 (a)	250,000	250,638
4.92%, 11/15/35 (a)	250,000	250,600
3.11%, 11/15/39 (a)	220,000	175,427
3.95%, 11/15/46	350,000	284,535
4.85%, 11/15/53	135,000	122,061
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	350,000	354,060
4.88%, 03/03/28 (a)	330,000	337,172
1.75%, 05/28/28 (a)	350,000	334,301
4.85%, 02/26/29 (a)	460,000	472,306
4.90%, 03/03/30 (a)	200,000	206,633
4.90%, 02/26/31 (a)	300,000	310,590
2.25%, 05/28/31 (a)	240,000	218,345
5.00%, 02/26/34 (a)	500,000	517,818
AstraZeneca PLC
3.13%, 06/12/27 (a)	175,000	173,690
4.00%, 01/17/29 (a)	260,000	260,673
1.38%, 08/06/30 (a)	480,000	426,728
6.45%, 09/15/37	925,000	1,054,509
4.00%, 09/18/42	350,000	301,697
4.38%, 11/16/45	270,000	237,882
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 08/17/48 (a)	250,000	217,643
2.13%, 08/06/50 (a)	180,000	100,402
3.00%, 05/28/51 (a)	250,000	168,518
Banner Health
2.34%, 01/01/30 (a)	145,000	135,403
1.90%, 01/01/31 (a)	135,000	121,073
2.91%, 01/01/42 (a)	140,000	103,147
3.18%, 01/01/50 (a)	25,000	17,206
2.91%, 01/01/51 (a)	100,000	64,285
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	90,000	52,983
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	160,000	114,545
BAT Capital Corp.
4.70%, 04/02/27 (a)	250,000	251,646
3.56%, 08/15/27 (a)	715,000	709,755
2.26%, 03/25/28 (a)	540,000	519,782
3.46%, 09/06/29 (a)	200,000	194,820
4.91%, 04/02/30 (a)	395,000	403,432
6.34%, 08/02/30 (a)	200,000	216,391
2.73%, 03/25/31 (a)	400,000	368,728
4.74%, 03/16/32 (a)	345,000	348,367
5.35%, 08/15/32 (a)	275,000	286,059
7.75%, 10/19/32 (a)	250,000	292,473
4.63%, 03/22/33 (a)	220,000	218,725
6.42%, 08/02/33 (a)	275,000	303,680
6.00%, 02/20/34 (a)	350,000	375,148
5.63%, 08/15/35 (a)	265,000	276,237
4.39%, 08/15/37 (a)	765,000	704,621
3.73%, 09/25/40 (a)	145,000	117,544
7.08%, 08/02/43 (a)	250,000	280,998
4.54%, 08/15/47 (a)	715,000	594,051
4.76%, 09/06/49 (a)	300,000	253,774
5.28%, 04/02/50 (a)	225,000	202,935
5.65%, 03/16/52 (a)	175,000	165,529
7.08%, 08/02/53 (a)	330,000	374,394
BAT International Finance PLC
4.45%, 03/16/28 (a)	400,000	403,372
5.93%, 02/02/29 (a)	300,000	315,000
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	165,340
Baxter International, Inc.
1.92%, 02/01/27 (a)	181,000	176,672
2.27%, 12/01/28 (a)	460,000	434,366
4.45%, 02/15/29 (a)	90,000	90,264
3.95%, 04/01/30 (a)	210,000	204,667
4.90%, 12/15/30 (a)	210,000	211,600
1.73%, 04/01/31 (a)	225,000	192,881
2.54%, 02/01/32 (a)	450,000	392,281
5.65%, 12/15/35 (a)	310,000	314,532
3.50%, 08/15/46 (a)	65,000	46,115
3.13%, 12/01/51 (a)	235,000	147,818
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	170,000	130,711
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	220,000	197,384
4.19%, 11/15/45 (a)	135,000	113,948
3.97%, 11/15/46 (a)	110,000	89,139
2.84%, 11/15/50 (a)	265,000	168,070
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	621,000	618,782
4.69%, 02/13/28 (a)	290,000	293,818
4.87%, 02/08/29 (a)	200,000	204,005
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.82%, 05/20/30 (a)	325,000	306,522
1.96%, 02/11/31 (a)	325,000	289,297
5.11%, 02/08/34 (a)	170,000	173,663
4.69%, 12/15/44 (a)	375,000	332,455
4.67%, 06/06/47 (a)	450,000	391,613
3.79%, 05/20/50 (a)	175,000	130,924
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)(c)	125,000	81,940
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	459,536
5.05%, 01/15/31 (a)	100,000	103,233
5.20%, 09/15/45 (a)	280,000	257,941
3.15%, 05/01/50 (a)	545,000	353,385
3.25%, 02/15/51 (a)	345,000	227,231
6.45%, 05/15/55 (a)	270,000	284,138
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	245,000	242,902
3.70%, 03/15/32 (a)	250,000	236,133
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	260,000	253,976
Boston Scientific Corp.
4.00%, 03/01/28 (a)	80,000	80,254
2.65%, 06/01/30 (a)	350,000	329,508
6.25%, 11/15/35 (f)	215,000	241,677
4.55%, 03/01/39 (a)	135,000	128,669
7.38%, 01/15/40	100,000	123,564
4.70%, 03/01/49 (a)(c)	140,000	125,771
Bristol-Myers Squibb Co.
3.25%, 02/27/27	150,000	149,265
1.13%, 11/13/27 (a)	300,000	286,549
3.45%, 11/15/27 (a)	230,000	229,332
4.90%, 02/22/29 (a)	250,000	257,213
3.40%, 07/26/29 (a)	405,000	397,432
1.45%, 11/13/30 (a)	395,000	349,991
5.75%, 02/01/31 (a)	305,000	326,481
5.10%, 02/22/31 (a)	445,000	463,912
2.95%, 03/15/32 (a)(c)	500,000	463,571
5.90%, 11/15/33 (a)	385,000	420,697
5.20%, 02/22/34 (a)	750,000	780,290
4.13%, 06/15/39 (a)	665,000	604,332
2.35%, 11/13/40 (a)	300,000	213,472
3.55%, 03/15/42 (a)	300,000	241,061
3.25%, 08/01/42	230,000	176,764
5.50%, 02/22/44 (a)	200,000	200,607
4.50%, 03/01/44 (a)	50,000	44,241
4.63%, 05/15/44 (a)	220,000	198,110
5.00%, 08/15/45 (a)	200,000	188,469
4.35%, 11/15/47 (a)	350,000	296,025
4.55%, 02/20/48 (a)	406,000	351,441
4.25%, 10/26/49 (a)	1,130,000	923,530
2.55%, 11/13/50 (a)	455,000	269,670
3.70%, 03/15/52 (a)	615,000	452,477
6.25%, 11/15/53 (a)	150,000	164,120
5.55%, 02/22/54 (a)	825,000	810,608
3.90%, 03/15/62 (a)	305,000	221,328
6.40%, 11/15/63 (a)	150,000	164,063
Brown-Forman Corp.
4.00%, 04/15/38 (a)	90,000	81,097
4.50%, 07/15/45 (a)	385,000	335,050
Brunswick Corp.
2.40%, 08/18/31 (a)	215,000	188,370
4.40%, 09/15/32 (a)	225,000	214,820
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	130,000	131,464
3.75%, 09/25/27 (a)	290,000	289,188
4.20%, 09/17/29 (a)	250,000	250,248
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 08/04/30 (a)	190,000	191,844
3.20%, 04/21/31 (a)	170,000	160,097
2.75%, 05/14/31 (a)	350,000	321,621
4.65%, 09/17/34 (a)	240,000	235,658
5.15%, 08/04/35 (a)	190,000	193,140
Campbell's Co.
5.20%, 03/19/27	150,000	152,033
4.15%, 03/15/28 (a)	305,000	305,193
5.20%, 03/21/29 (a)	150,000	153,709
2.38%, 04/24/30 (a)	250,000	229,962
4.55%, 03/21/31 (a)	170,000	169,342
5.40%, 03/21/34 (a)	335,000	341,471
4.75%, 03/23/35 (a)	105,000	101,621
4.80%, 03/15/48 (a)	265,000	229,529
3.13%, 04/24/50 (a)	290,000	189,836
5.25%, 10/13/54 (a)	100,000	90,894
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	440,000	436,802
5.13%, 02/15/29 (a)	150,000	154,410
5.00%, 11/15/29 (a)	225,000	231,179
4.50%, 09/15/30 (a)	300,000	302,910
5.45%, 02/15/34 (a)	125,000	130,024
5.35%, 11/15/34 (a)	360,000	371,316
5.15%, 09/15/35 (a)	120,000	122,094
4.50%, 11/15/44 (a)	100,000	86,089
4.90%, 09/15/45 (a)	160,000	144,243
4.37%, 06/15/47 (a)	175,000	145,182
5.75%, 11/15/54 (a)	200,000	199,731
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	140,000	96,200
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	175,000	157,758
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	297,527
4.63%, 12/15/27 (a)	60,000	60,778
4.85%, 12/15/29 (a)	200,000	204,590
2.80%, 05/15/30 (a)	100,000	94,193
2.70%, 03/15/31 (a)	300,000	276,679
5.13%, 02/15/34 (a)	170,000	174,480
5.15%, 02/15/35 (a)	255,000	260,925
4.25%, 03/01/45 (a)	170,000	144,093
4.30%, 12/15/47 (a)	105,000	87,971
Children's Health System of Texas
2.51%, 08/15/50 (a)	100,000	59,020
Children's Hospital
2.93%, 07/15/50 (a)	80,000	51,595
Children's Hospital Corp.
4.12%, 01/01/47 (a)	130,000	108,908
2.59%, 02/01/50 (a)	105,000	64,202
Children's Hospital Medical Center
4.27%, 05/15/44	105,000	91,956
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	190,000	118,965
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	150,592
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	210,000	207,641
5.60%, 11/15/32 (a)	220,000	233,967
5.00%, 06/15/52 (a)	205,000	187,819
Cigna Group
3.40%, 03/01/27 (a)	435,000	432,310
3.05%, 10/15/27 (a)	221,000	217,888
4.38%, 10/15/28 (a)	1,075,000	1,084,803
5.00%, 05/15/29 (a)	350,000	359,551
2.40%, 03/15/30 (a)	500,000	464,347
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/15/30 (a)	300,000	302,205
2.38%, 03/15/31 (a)	450,000	407,522
5.13%, 05/15/31 (a)	250,000	258,393
4.88%, 09/15/32 (a)	370,000	374,905
5.25%, 02/15/34 (a)	375,000	385,892
5.25%, 01/15/36 (a)	450,000	458,147
4.80%, 08/15/38 (a)	680,000	651,736
3.20%, 03/15/40 (a)	150,000	118,802
6.13%, 11/15/41	145,000	153,497
4.80%, 07/15/46 (a)	450,000	400,113
3.88%, 10/15/47 (a)	310,000	239,167
4.90%, 12/15/48 (a)	905,000	806,801
3.40%, 03/15/50 (a)	390,000	272,977
3.40%, 03/15/51 (a)	425,000	295,170
5.60%, 02/15/54 (a)	420,000	407,703
6.00%, 01/15/56 (a)	330,000	339,523
City of Hope
5.62%, 11/15/43	100,000	99,151
4.38%, 08/15/48 (a)	120,000	98,801
Cleveland Clinic Foundation
4.86%, 01/01/14	120,000	101,924
Clorox Co.
3.10%, 10/01/27 (a)	170,000	167,828
3.90%, 05/15/28 (a)	175,000	175,140
4.40%, 05/01/29 (a)	150,000	151,608
1.80%, 05/15/30 (a)	210,000	189,321
4.60%, 05/01/32 (a)	200,000	202,106
Coca-Cola Co.
3.38%, 03/25/27	405,000	403,869
2.90%, 05/25/27	255,000	252,580
1.45%, 06/01/27	500,000	485,410
1.50%, 03/05/28	120,000	114,698
1.00%, 03/15/28	400,000	377,783
2.13%, 09/06/29	410,000	386,250
3.45%, 03/25/30	400,000	392,559
1.65%, 06/01/30	450,000	407,616
2.00%, 03/05/31	305,000	276,516
1.38%, 03/15/31	400,000	351,065
2.25%, 01/05/32	505,000	456,559
5.00%, 05/13/34 (a)	250,000	260,741
4.65%, 08/14/34 (a)(c)	225,000	229,848
2.50%, 06/01/40	350,000	260,618
2.88%, 05/05/41	100,000	76,827
4.20%, 03/25/50	285,000	239,249
2.60%, 06/01/50	600,000	371,972
3.00%, 03/05/51 (c)	615,000	411,047
2.50%, 03/15/51	100,000	60,098
5.30%, 05/13/54 (a)	335,000	329,107
5.20%, 01/14/55 (a)	450,000	434,447
2.75%, 06/01/60	305,000	179,044
5.40%, 05/13/64 (a)	505,000	491,474
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	200,000	209,476
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	305,000	288,587
1.85%, 09/01/32 (a)	260,000	219,290
5.25%, 11/26/43	270,000	263,700
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	210,000	208,189
3.25%, 08/15/32 (a)	250,000	235,823
4.60%, 03/01/33 (a)	220,000	224,857
4.00%, 08/15/45	200,000	169,762
3.70%, 08/01/47 (a)	147,000	116,197
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	155,075
3.35%, 10/01/29 (a)	325,000	314,202
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 09/01/30 (a)	200,000	199,359
2.78%, 10/01/30 (a)	245,000	228,212
5.21%, 12/01/31 (a)	250,000	259,241
5.32%, 12/01/34 (a)	235,000	239,724
4.98%, 09/01/35 (a)	175,000	173,167
4.35%, 11/01/42	215,000	187,003
5.58%, 09/01/45 (a)	100,000	97,861
3.82%, 10/01/49 (a)	220,000	164,633
4.19%, 10/01/49 (a)	375,000	294,839
3.91%, 10/01/50 (a)	195,000	145,841
6.46%, 11/01/52 (a)	110,000	118,616
5.55%, 12/01/54 (a)	150,000	143,155
5.66%, 09/01/55 (a)	175,000	169,860
Community Health Network, Inc.
3.10%, 05/01/50 (a)	180,000	115,114
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	360,000	342,392
7.00%, 10/01/28	160,000	170,655
4.85%, 11/01/28 (a)	475,000	480,767
5.00%, 08/01/30 (a)	150,000	151,818
8.25%, 09/15/30	160,000	183,553
5.75%, 08/01/35 (a)	150,000	153,311
5.30%, 11/01/38 (a)	300,000	286,629
5.40%, 11/01/48 (a)	300,000	269,017
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	155,000	153,986
4.35%, 05/09/27 (a)	125,000	125,511
3.60%, 02/15/28 (a)	285,000	282,531
4.65%, 11/15/28 (a)	250,000	253,632
3.15%, 08/01/29 (a)	290,000	279,613
2.88%, 05/01/30 (a)	200,000	188,408
2.25%, 08/01/31 (a)	300,000	266,422
4.75%, 05/09/32 (a)	310,000	311,610
4.90%, 05/01/33 (a)	100,000	100,541
4.50%, 05/09/47 (a)	200,000	167,329
4.10%, 02/15/48 (a)	175,000	137,622
5.25%, 11/15/48 (a)	105,000	97,154
3.75%, 05/01/50 (a)	175,000	127,643
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	130,000	93,863
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	180,000	127,324
CVS Health Corp.
3.63%, 04/01/27 (a)	215,000	213,889
6.25%, 06/01/27	115,000	118,383
1.30%, 08/21/27 (a)	600,000	574,080
4.30%, 03/25/28 (a)	1,552,000	1,557,996
5.00%, 01/30/29 (a)	250,000	255,536
5.40%, 06/01/29 (a)	300,000	310,783
3.25%, 08/15/29 (a)	675,000	651,671
5.13%, 02/21/30 (a)	400,000	411,158
3.75%, 04/01/30 (a)	590,000	576,182
1.75%, 08/21/30 (a)	350,000	311,065
5.25%, 01/30/31 (a)	200,000	206,758
1.88%, 02/28/31 (a)	455,000	399,696
5.55%, 06/01/31 (a)	320,000	335,134
2.13%, 09/15/31 (a)	370,000	325,223
5.00%, 09/15/32 (a)	220,000	224,537
5.25%, 02/21/33 (a)	590,000	607,821
5.30%, 06/01/33 (a)	395,000	407,970
5.70%, 06/01/34 (a)	390,000	409,120
4.88%, 07/20/35 (a)	200,000	196,983
5.45%, 09/15/35 (a)	515,000	527,383
4.78%, 03/25/38 (a)	1,505,000	1,422,382
6.13%, 09/15/39	145,000	151,760
4.13%, 04/01/40 (a)	260,000	222,349
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/21/40 (a)	140,000	100,127
5.30%, 12/05/43 (a)	270,000	251,730
5.13%, 07/20/45 (a)	965,000	871,902
5.05%, 03/25/48 (a)	2,400,000	2,116,816
5.63%, 02/21/53 (a)	400,000	375,443
5.88%, 06/01/53 (a)	445,000	432,008
6.05%, 06/01/54 (a)	295,000	293,852
6.20%, 09/15/55 (a)	435,000	442,079
6.00%, 06/01/63 (a)	295,000	285,101
6.25%, 09/15/65 (a)	150,000	150,614
Danaher Corp.
4.38%, 09/15/45 (a)	125,000	109,170
2.60%, 10/01/50 (a)	355,000	217,130
2.80%, 12/10/51 (a)	295,000	186,066
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	205,000	161,355
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)(c)	240,000	221,896
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	237,047
3.25%, 11/15/39 (a)	245,000	201,086
3.40%, 11/15/49 (a)	275,000	198,356
Diageo Capital PLC
5.30%, 10/24/27 (a)	300,000	307,480
3.88%, 05/18/28 (a)	245,000	244,601
2.38%, 10/24/29 (a)	325,000	305,671
2.00%, 04/29/30 (a)	440,000	402,484
2.13%, 04/29/32 (a)	250,000	217,762
5.50%, 01/24/33 (a)	225,000	237,239
5.63%, 10/05/33 (a)	355,000	378,098
3.88%, 04/29/43 (a)	50,000	41,139
Diageo Investment Corp.
5.63%, 04/15/35 (a)	225,000	238,438
7.45%, 04/15/35	190,000	228,933
4.25%, 05/11/42	100,000	86,755
Dignity Health
4.50%, 11/01/42	135,000	117,274
5.27%, 11/01/64 (c)	110,000	98,886
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	162,106
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	201,345
Eli Lilly & Co.
4.50%, 02/09/27 (a)	300,000	302,582
5.50%, 03/15/27	130,000	132,835
3.10%, 05/15/27 (a)	175,000	173,562
4.15%, 08/14/27 (a)	245,000	246,922
4.55%, 02/12/28 (a)	300,000	305,190
4.00%, 10/15/28 (a)	350,000	352,445
4.50%, 02/09/29 (a)	300,000	305,779
3.38%, 03/15/29 (a)	305,000	300,690
4.20%, 08/14/29 (a)	300,000	303,082
4.75%, 02/12/30 (a)	375,000	385,663
4.25%, 03/15/31 (a)	245,000	246,919
4.90%, 02/12/32 (a)	345,000	357,305
4.55%, 10/15/32 (a)	300,000	304,433
4.70%, 02/27/33 (a)	315,000	321,985
4.70%, 02/09/34 (a)	465,000	471,473
4.60%, 08/14/34 (a)	300,000	301,107
5.10%, 02/12/35 (a)	375,000	387,982
4.90%, 10/15/35 (a)	390,000	396,933
5.55%, 03/15/37	150,000	162,203
3.70%, 03/01/45 (a)	155,000	124,767
3.95%, 05/15/47 (a)	115,000	93,571
3.95%, 03/15/49 (a)	300,000	241,507
2.25%, 05/15/50 (a)	425,000	244,948
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/27/53 (a)	275,000	251,429
5.00%, 02/09/54 (a)	470,000	438,363
5.05%, 08/14/54 (a)	375,000	351,639
5.50%, 02/12/55 (a)	375,000	375,895
5.55%, 10/15/55 (a)	330,000	332,838
4.15%, 03/15/59 (a)	205,000	162,636
2.50%, 09/15/60 (a)	255,000	139,154
4.95%, 02/27/63 (a)	290,000	261,689
5.10%, 02/09/64 (a)	485,000	447,700
5.20%, 08/14/64 (a)	225,000	211,809
5.60%, 02/12/65 (a)	245,000	245,936
5.65%, 10/15/65 (a)	275,000	277,372
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	175,000	173,528
4.38%, 05/15/28 (a)	250,000	252,540
2.38%, 12/01/29 (a)	200,000	187,263
2.60%, 04/15/30 (a)	250,000	234,938
1.95%, 03/15/31 (a)	165,000	147,274
4.65%, 05/15/33 (a)	250,000	251,722
5.00%, 02/14/34 (a)	135,000	137,155
6.00%, 05/15/37	100,000	108,038
4.38%, 06/15/45 (a)	135,000	113,955
4.15%, 03/15/47 (a)	150,000	120,763
3.13%, 12/01/49 (a)	190,000	126,205
5.15%, 05/15/53 (a)	175,000	162,546
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	275,000	243,269
5.75%, 03/15/35 (a)	150,000	150,562
6.20%, 03/15/55 (a)	100,000	93,946
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	450,000	329,275
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	100,000	76,763
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	100,000	90,361
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	535,000	550,918
4.15%, 12/15/28 (a)	190,000	190,575
4.80%, 08/14/29 (a)	300,000	306,831
5.86%, 03/15/30 (a)	360,000	380,797
4.80%, 01/15/31 (a)	200,000	203,759
5.91%, 11/22/32 (a)	595,000	641,211
5.50%, 06/15/35 (a)	250,000	259,953
4.95%, 12/15/35 (a)	200,000	199,907
6.38%, 11/22/52 (a)	305,000	332,639
General Mills, Inc.
4.70%, 01/30/27 (a)	170,000	171,342
3.20%, 02/10/27 (a)	375,000	371,999
4.20%, 04/17/28 (a)	475,000	476,638
4.88%, 01/30/30 (a)	240,000	245,613
2.88%, 04/15/30 (a)	350,000	331,266
2.25%, 10/14/31 (a)	200,000	177,711
4.95%, 03/29/33 (a)	315,000	319,717
5.25%, 01/30/35 (a)	250,000	255,317
4.15%, 02/15/43 (a)	25,000	20,896
4.70%, 04/17/48 (a)	150,000	131,407
3.00%, 02/01/51 (a)	306,000	197,951
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	390,000	386,310
1.20%, 10/01/27 (a)	300,000	287,453
4.80%, 11/15/29 (a)	205,000	210,862
1.65%, 10/01/30 (a)	90,000	80,632
5.25%, 10/15/33 (a)	300,000	315,453
5.10%, 06/15/35 (a)	300,000	307,673
4.60%, 09/01/35 (a)	330,000	326,590
4.00%, 09/01/36 (a)	275,000	256,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 10/01/40 (a)	350,000	258,762
5.65%, 12/01/41 (a)	325,000	337,694
4.80%, 04/01/44 (a)	515,000	475,615
4.50%, 02/01/45 (a)	525,000	464,655
4.75%, 03/01/46 (a)	685,000	621,812
4.15%, 03/01/47 (a)	555,000	460,872
2.80%, 10/01/50 (a)	350,000	221,829
5.55%, 10/15/53 (a)	330,000	328,201
5.50%, 11/15/54 (a)	330,000	325,950
5.60%, 11/15/64 (a)	220,000	218,486
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	150,000	151,160
3.38%, 06/01/29 (a)	285,000	279,634
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	505,599
4.50%, 04/15/30 (a)	250,000	254,108
5.38%, 04/15/34	205,000	216,865
4.88%, 04/15/35 (a)	200,000	202,238
6.38%, 05/15/38	795,000	892,732
4.20%, 03/18/43	175,000	153,215
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	150,000	109,056
4.21%, 07/01/48 (a)	85,000	70,275
2.88%, 09/01/50 (a)	155,000	99,798
4.50%, 07/01/57 (a)	100,000	84,495
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	545,000	541,159
3.38%, 03/24/29 (a)	350,000	341,830
3.63%, 03/24/32 (a)	500,000	476,389
4.00%, 03/24/52 (a)	370,000	291,008
Hartford HealthCare Corp.
3.45%, 07/01/54	130,000	92,745
Hasbro, Inc.
3.50%, 09/15/27 (a)	250,000	247,444
3.90%, 11/19/29 (a)	250,000	245,857
6.05%, 05/14/34 (a)	75,000	79,676
6.35%, 03/15/40	200,000	210,381
5.10%, 05/15/44 (a)	125,000	111,806
HCA, Inc.
4.50%, 02/15/27 (a)	350,000	350,796
3.13%, 03/15/27 (a)	360,000	356,328
5.00%, 03/01/28 (a)	150,000	152,883
5.20%, 06/01/28 (a)	350,000	358,811
5.63%, 09/01/28 (a)	420,000	433,004
5.88%, 02/01/29 (a)	300,000	312,720
3.38%, 03/15/29 (a)	265,000	258,333
4.13%, 06/15/29 (a)	575,000	573,285
5.25%, 03/01/30 (a)	150,000	154,943
3.50%, 09/01/30 (a)	785,000	755,139
4.30%, 11/15/30 (a)	150,000	149,493
5.45%, 04/01/31 (a)	550,000	574,036
2.38%, 07/15/31 (a)	310,000	277,917
5.50%, 03/01/32 (a)	235,000	245,128
3.63%, 03/15/32 (a)	550,000	520,040
4.60%, 11/15/32 (a)	200,000	198,493
5.50%, 06/01/33 (a)	430,000	447,571
5.60%, 04/01/34 (a)	475,000	495,910
5.45%, 09/15/34 (a)	350,000	360,502
5.75%, 03/01/35 (a)	450,000	472,554
4.90%, 11/15/35 (a)	395,000	389,845
5.13%, 06/15/39 (a)	350,000	338,200
4.38%, 03/15/42 (a)	160,000	136,672
5.50%, 06/15/47 (a)	445,000	421,061
5.25%, 06/15/49 (a)	610,000	552,174
3.50%, 07/15/51 (a)	230,000	156,340
4.63%, 03/15/52 (a)	605,000	493,178
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 06/01/53 (a)	355,000	347,747
6.00%, 04/01/54 (a)	500,000	497,305
5.95%, 09/15/54 (a)	305,000	301,696
6.20%, 03/01/55 (a)	380,000	387,956
5.70%, 11/15/55 (a)	340,000	324,378
6.10%, 04/01/64 (a)	215,000	213,432
Hershey Co.
4.55%, 02/24/28 (a)	190,000	193,110
2.45%, 11/15/29 (a)	100,000	94,330
4.75%, 02/24/30 (a)	190,000	195,053
1.70%, 06/01/30 (a)	150,000	135,381
4.95%, 02/24/32 (a)	190,000	197,075
4.50%, 05/04/33 (a)	175,000	175,852
5.10%, 02/24/35 (a)	150,000	154,368
3.13%, 11/15/49 (a)	185,000	126,780
2.65%, 06/01/50 (a)	140,000	86,181
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	180,000	136,968
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	151,679
1.70%, 06/03/28 (a)	220,000	209,116
1.80%, 06/11/30 (a)	310,000	280,114
3.05%, 06/03/51 (a)	225,000	147,505
Icon Investments Six DAC
5.81%, 05/08/27 (a)	270,000	275,526
5.85%, 05/08/29 (a)	160,000	167,110
6.00%, 05/08/34 (a)	250,000	264,691
Illumina, Inc.
5.75%, 12/13/27 (a)	160,000	164,857
4.75%, 12/12/30 (a)	150,000	151,498
2.55%, 03/23/31 (a)	165,000	149,697
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	112,134
2.85%, 11/01/51 (a)	100,000	63,165
Ingredion, Inc.
2.90%, 06/01/30 (a)	190,000	179,039
3.90%, 06/01/50 (a)	120,000	90,663
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	101,555
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	185,000	138,548
IQVIA, Inc.
5.70%, 05/15/28 (a)	335,000	345,674
6.25%, 02/01/29 (a)	200,000	210,905
J.M. Smucker Co.
5.90%, 11/15/28 (a)	300,000	314,596
2.38%, 03/15/30 (a)	200,000	185,852
2.13%, 03/15/32 (a)	215,000	186,240
6.20%, 11/15/33 (a)	315,000	341,621
4.25%, 03/15/35	200,000	188,757
6.50%, 11/15/43 (a)	220,000	236,163
4.38%, 03/15/45	210,000	175,938
6.50%, 11/15/53 (a)	290,000	313,725
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	220,000	211,913
3.75%, 12/01/31 (a)	190,000	180,317
3.63%, 01/15/32 (a)	235,000	220,298
3.00%, 05/15/32 (a)	320,000	287,314
5.75%, 04/01/33 (a)	500,000	522,231
6.75%, 03/15/34 (a)	450,000	496,753
4.38%, 02/02/52 (a)	260,000	201,301
6.50%, 12/01/52 (a)	470,000	482,701
7.25%, 11/15/53 (a)	275,000	306,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/36 (a)(e)	375,000	380,920
6.25%, 03/01/56 (a)(e)	380,000	378,809
6.38%, 04/15/66 (a)(e)	375,000	372,401
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(e)	300,000	315,486
6.38%, 02/25/55 (a)(e)	230,000	234,316
Johns Hopkins Health System Corp.
3.84%, 05/15/46	210,000	168,168
Johnson & Johnson
2.95%, 03/03/27 (a)	320,000	317,816
0.95%, 09/01/27 (a)	450,000	431,169
2.90%, 01/15/28 (a)	380,000	375,022
4.55%, 03/01/28 (a)	250,000	254,764
4.80%, 06/01/29 (a)	555,000	573,064
6.95%, 09/01/29	180,000	199,551
4.70%, 03/01/30 (a)	320,000	329,777
1.30%, 09/01/30 (a)	490,000	436,995
4.90%, 06/01/31 (a)	325,000	339,353
4.85%, 03/01/32 (a)	435,000	451,708
4.95%, 05/15/33	200,000	210,920
4.38%, 12/05/33 (a)	285,000	289,224
4.95%, 06/01/34 (a)	270,000	283,618
5.00%, 03/01/35 (a)	375,000	390,868
3.55%, 03/01/36 (a)	317,000	292,015
3.63%, 03/03/37 (a)	500,000	454,543
5.95%, 08/15/37	300,000	334,347
3.40%, 01/15/38 (a)	415,000	365,028
5.85%, 07/15/38	232,000	255,737
2.10%, 09/01/40 (a)	350,000	247,792
4.50%, 09/01/40	185,000	179,569
4.85%, 05/15/41	100,000	99,217
4.50%, 12/05/43 (a)	100,000	92,840
3.70%, 03/01/46 (a)	595,000	482,484
3.75%, 03/03/47 (a)	300,000	242,255
3.50%, 01/15/48 (a)	260,000	200,765
2.25%, 09/01/50 (a)	320,000	188,894
5.25%, 06/01/54 (a)(c)	250,000	250,502
2.45%, 09/01/60 (a)	410,000	226,120
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	290,000	287,931
2.81%, 06/01/41 (a)	425,000	316,087
4.88%, 04/01/42	180,000	170,703
4.15%, 05/01/47 (a)	410,000	342,238
3.27%, 11/01/49 (a)	250,000	175,035
3.00%, 06/01/51 (a)	455,000	297,157
Kellanova
4.30%, 05/15/28 (a)	260,000	261,737
2.10%, 06/01/30 (a)	250,000	228,936
7.45%, 04/01/31	200,000	228,862
4.50%, 04/01/46	161,000	142,037
5.75%, 05/16/54 (a)	145,000	145,557
Kenvue, Inc.
5.05%, 03/22/28 (a)	350,000	357,665
5.00%, 03/22/30 (a)	255,000	263,034
4.85%, 05/22/32 (a)	200,000	204,550
4.90%, 03/22/33 (a)	400,000	408,399
5.10%, 03/22/43 (a)	275,000	264,663
5.05%, 03/22/53 (a)	400,000	364,867
5.20%, 03/22/63 (a)	220,000	199,831
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	200,000	202,125
3.43%, 06/15/27 (a)	440,000	436,324
4.35%, 05/15/28 (a)	205,000	205,658
4.60%, 05/25/28 (a)	410,000	413,480
5.05%, 03/15/29 (a)	225,000	229,917
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 04/15/29 (a)	150,000	148,376
3.20%, 05/01/30 (a)	315,000	299,391
4.60%, 05/15/30 (a)	150,000	150,836
4.05%, 04/15/32 (a)	275,000	264,707
5.30%, 03/15/34 (a)	200,000	204,193
4.50%, 11/15/45 (a)	210,000	175,806
4.42%, 12/15/46 (a)	150,000	122,575
5.09%, 05/25/48 (a)	215,000	191,190
3.80%, 05/01/50 (a)	350,000	255,065
4.50%, 04/15/52 (a)	375,000	303,378
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	200,000	191,416
3.95%, 11/01/28 (a)	200,000	200,504
3.20%, 04/25/29 (a)	265,000	258,751
3.10%, 03/26/30 (a)	200,000	192,634
2.00%, 11/02/31 (a)	190,000	171,265
4.50%, 02/16/33 (a)	85,000	86,210
6.63%, 08/01/37	275,000	317,200
5.30%, 03/01/41	200,000	201,987
3.20%, 07/30/46 (a)	210,000	150,468
3.90%, 05/04/47 (a)	105,000	83,027
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	143,000	148,460
Koninklijke Philips NV
6.88%, 03/11/38	232,000	260,995
5.00%, 03/15/42	100,000	92,349
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	400,000	399,037
4.63%, 01/30/29 (a)	145,000	146,925
3.75%, 04/01/30 (a)	250,000	244,758
4.25%, 03/01/31 (a)	205,000	202,836
5.20%, 03/15/32 (a)	150,000	154,394
6.75%, 03/15/32	170,000	187,696
5.40%, 03/15/35 (a)	150,000	154,357
5.00%, 07/15/35 (a)	185,000	184,473
6.88%, 01/26/39	250,000	279,508
4.63%, 10/01/39 (a)	125,000	114,332
6.50%, 02/09/40	200,000	215,822
5.00%, 06/04/42	390,000	358,081
5.20%, 07/15/45 (a)	470,000	431,073
4.38%, 06/01/46 (a)	840,000	694,522
4.88%, 10/01/49 (a)	330,000	284,423
5.50%, 06/01/50 (a)	300,000	281,025
Kroger Co.
3.70%, 08/01/27 (a)	150,000	149,516
4.50%, 01/15/29 (a)	200,000	202,669
2.20%, 05/01/30 (a)	150,000	138,124
1.70%, 01/15/31 (a)	200,000	176,308
7.50%, 04/01/31	185,000	210,994
5.00%, 09/15/34 (a)	680,000	684,486
6.90%, 04/15/38	80,000	91,941
5.40%, 07/15/40 (a)	90,000	89,921
5.00%, 04/15/42 (a)	125,000	116,573
5.15%, 08/01/43 (a)	127,000	119,415
3.88%, 10/15/46 (a)	145,000	112,768
4.45%, 02/01/47 (a)	325,000	273,760
4.65%, 01/15/48 (a)	150,000	129,076
5.40%, 01/15/49 (a)	175,000	167,256
3.95%, 01/15/50 (a)	220,000	168,404
5.50%, 09/15/54 (a)	645,000	615,135
5.65%, 09/15/64 (a)	470,000	448,026
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	200,000	199,224
2.95%, 12/01/29 (a)	200,000	190,665
4.35%, 04/01/30 (a)	100,000	100,163
2.70%, 06/01/31 (a)	325,000	298,466
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 10/01/34 (a)	380,000	376,939
4.70%, 02/01/45 (a)	250,000	222,636
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	135,000	104,850
3.19%, 07/01/49 (a)	155,000	107,156
4.12%, 07/01/55 (c)	100,000	81,754
3.34%, 07/01/60 (a)	130,000	85,303
Mattel, Inc.
5.00%, 11/17/30 (a)	180,000	181,328
5.45%, 11/01/41 (a)	120,000	112,902
Mayo Clinic
3.77%, 11/15/43	75,000	61,891
4.00%, 11/15/47	140,000	113,340
4.13%, 11/15/52	145,000	116,566
3.20%, 11/15/61 (a)	90,000	57,833
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	250,000	248,061
2.50%, 04/15/30 (a)	200,000	185,996
4.95%, 04/15/33 (a)	160,000	162,532
4.20%, 08/15/47 (a)	320,000	260,897
McKesson Corp.
4.90%, 07/15/28 (a)	160,000	163,998
4.25%, 09/15/29 (a)	265,000	266,528
4.65%, 05/30/30 (a)	175,000	178,182
4.95%, 05/30/32 (a)	175,000	179,922
5.10%, 07/15/33 (a)	50,000	51,707
5.25%, 05/30/35 (a)	200,000	206,708
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	120,000	101,277
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (a)	145,000	128,502
MedStar Health, Inc.
3.63%, 08/15/49	90,000	66,218
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	300,000	302,281
4.50%, 03/30/33 (a)	320,000	321,213
Medtronic, Inc.
4.38%, 03/15/35	560,000	550,461
4.00%, 04/01/43 (a)	100,000	85,109
4.63%, 03/15/45	545,000	499,528
Memorial Health Services
3.45%, 11/01/49 (a)	135,000	96,377
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	125,620
2.96%, 01/01/50 (a)	200,000	131,964
4.13%, 07/01/52	115,000	92,755
4.20%, 07/01/55	140,000	113,684
Merck & Co., Inc.
1.70%, 06/10/27 (a)	480,000	467,478
3.85%, 09/15/27	220,000	220,909
4.05%, 05/17/28 (a)	190,000	191,401
1.90%, 12/10/28 (a)	270,000	256,090
3.40%, 03/07/29 (a)	525,000	516,952
3.85%, 03/15/29 (a)	200,000	200,061
4.30%, 05/17/30 (a)	200,000	202,144
1.45%, 06/24/30 (a)	360,000	322,225
4.15%, 09/15/30 (a)	220,000	220,793
4.15%, 03/15/31 (a)	300,000	299,137
2.15%, 12/10/31 (a)	600,000	534,227
4.55%, 09/15/32 (a)	300,000	303,631
4.45%, 12/04/32 (a)	310,000	310,635
4.50%, 05/17/33 (a)	440,000	444,439
6.50%, 12/01/33 (f)	245,000	277,196
4.95%, 09/15/35 (a)	520,000	528,435
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 12/04/35 (a)	460,000	459,043
6.55%, 09/15/37	110,000	126,542
3.90%, 03/07/39 (a)	295,000	264,329
2.35%, 06/24/40 (a)	300,000	216,590
3.60%, 09/15/42 (a)	140,000	113,688
4.15%, 05/18/43	350,000	301,284
4.90%, 05/17/44 (a)	275,000	258,956
3.70%, 02/10/45 (a)	555,000	441,707
5.50%, 03/15/46 (a)	230,000	229,538
4.00%, 03/07/49 (a)	450,000	360,674
2.45%, 06/24/50 (a)	590,000	346,842
2.75%, 12/10/51 (a)	575,000	356,366
5.00%, 05/17/53 (a)	435,000	399,927
5.70%, 09/15/55 (a)	400,000	404,304
5.55%, 12/04/55 (a)	460,000	454,324
2.90%, 12/10/61 (a)	475,000	276,185
5.15%, 05/17/63 (a)	295,000	271,179
5.70%, 12/04/65 (a)	310,000	306,926
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	135,000	143,197
5.75%, 11/15/36	205,000	220,611
Methodist Hospital
2.71%, 12/01/50 (a)	210,000	129,809
Molson Coors Beverage Co.
5.00%, 05/01/42	325,000	300,376
4.20%, 07/15/46 (a)	550,000	442,237
Mondelez International, Inc.
2.63%, 03/17/27 (a)	250,000	246,169
4.25%, 05/06/28 (a)	270,000	271,542
4.75%, 02/20/29 (a)	150,000	153,027
2.75%, 04/13/30 (a)	290,000	273,264
4.50%, 05/06/30 (a)	150,000	151,560
1.50%, 02/04/31 (a)	205,000	178,587
3.00%, 03/17/32 (a)	150,000	137,687
1.88%, 10/15/32 (a)	235,000	202,470
4.75%, 08/28/34 (a)	155,000	154,485
5.13%, 05/06/35 (a)	100,000	102,379
2.63%, 09/04/50 (a)	300,000	179,221
Montefiore Obligated Group
5.25%, 11/01/48	150,000	124,632
4.29%, 09/01/50	100,000	70,251
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	150,000	112,429
Mount Sinai Hospital
3.74%, 07/01/49 (a)(c)	200,000	139,966
Mylan, Inc.
4.55%, 04/15/28 (a)	290,000	290,408
5.40%, 11/29/43 (a)	180,000	155,030
5.20%, 04/15/48 (a)	250,000	203,337
MyMichigan Health
3.41%, 06/01/50 (a)	95,000	66,648
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	69,855
4.02%, 08/01/45	280,000	232,124
4.06%, 08/01/56	105,000	82,078
2.61%, 08/01/60 (a)	95,000	52,603
3.95%, 08/01/19 (a)	95,000	65,390
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	175,000	138,186
4.26%, 11/01/47 (a)	225,000	184,873
3.81%, 11/01/49 (a)	155,000	114,891
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	77,304
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novant Health, Inc.
2.64%, 11/01/36 (a)	5,000	4,002
3.17%, 11/01/51 (a)	280,000	186,036
3.32%, 11/01/61 (a)	120,000	77,076
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	196,443
3.10%, 05/17/27 (a)	350,000	347,441
3.90%, 11/05/28 (a)	210,000	210,752
3.80%, 09/18/29 (a)	300,000	298,637
2.20%, 08/14/30 (a)	685,000	633,757
4.10%, 11/05/30 (a)	540,000	539,726
4.00%, 09/18/31 (a)	265,000	263,767
4.30%, 11/05/32 (a)	280,000	278,909
4.20%, 09/18/34 (a)	325,000	318,039
4.60%, 11/05/35 (a)	280,000	277,537
3.70%, 09/21/42	160,000	132,934
4.40%, 05/06/44	595,000	530,853
5.20%, 11/05/45 (a)	110,000	107,569
4.00%, 11/20/45 (a)	375,000	313,923
2.75%, 08/14/50 (a)	350,000	224,417
4.70%, 09/18/54 (a)	270,000	240,765
5.30%, 11/05/55 (a)	170,000	164,728
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	91,970
NYU Langone Hospitals
5.75%, 07/01/43	105,000	107,847
4.78%, 07/01/44	175,000	159,718
4.37%, 07/01/47 (a)	150,000	131,277
3.38%, 07/01/55 (a)(c)	170,000	117,160
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	200,000	172,343
OhioHealth Corp.
2.30%, 11/15/31 (a)	115,000	103,384
2.83%, 11/15/41 (a)	90,000	66,795
3.04%, 11/15/50 (a)	115,000	79,114
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	110,000	114,928
4.09%, 10/01/48 (a)	185,000	150,211
3.33%, 10/01/50 (a)	105,000	75,339
PeaceHealth Obligated Group
4.86%, 11/15/32 (a)	100,000	100,915
4.79%, 11/15/48 (a)	110,000	95,634
3.22%, 11/15/50 (a)	140,000	92,090
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	250,000	252,401
4.55%, 02/16/29 (a)	150,000	152,479
4.70%, 02/16/34 (a)	190,000	191,989
PepsiCo, Inc.
2.63%, 03/19/27 (a)	175,000	172,856
3.00%, 10/15/27 (a)	500,000	495,167
3.60%, 02/18/28 (a)	240,000	239,534
4.10%, 01/15/29 (a)	240,000	241,476
7.00%, 03/01/29	200,000	218,190
4.50%, 07/17/29 (a)	250,000	254,944
2.63%, 07/29/29 (a)	300,000	286,682
4.60%, 02/07/30 (a)	300,000	306,999
2.75%, 03/19/30 (a)	500,000	475,165
1.63%, 05/01/30 (a)	295,000	267,330
4.30%, 07/23/30 (a)	190,000	192,037
1.40%, 02/25/31 (a)	325,000	284,975
1.95%, 10/21/31 (a)	585,000	520,388
3.90%, 07/18/32 (a)	400,000	393,297
4.65%, 07/23/32 (a)	250,000	254,984
4.45%, 02/15/33 (a)	300,000	305,430
4.80%, 07/17/34 (a)	150,000	153,288
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/07/35 (a)	375,000	386,466
5.00%, 07/23/35 (a)	425,000	434,529
3.50%, 03/19/40 (a)	195,000	165,589
4.88%, 11/01/40	130,000	126,934
2.63%, 10/21/41 (a)	115,000	83,449
4.00%, 03/05/42	95,000	81,822
3.60%, 08/13/42	145,000	118,001
4.45%, 04/14/46 (a)	375,000	330,977
3.45%, 10/06/46 (a)	320,000	241,516
4.00%, 05/02/47 (a)	155,000	127,226
3.38%, 07/29/49 (a)	305,000	221,014
2.88%, 10/15/49 (a)	300,000	197,634
3.63%, 03/19/50 (a)	325,000	245,838
2.75%, 10/21/51 (a)	285,000	179,068
4.20%, 07/18/52 (a)	210,000	172,886
4.65%, 02/15/53 (a)	45,000	39,697
5.25%, 07/17/54 (a)	170,000	164,803
3.88%, 03/19/60 (a)	240,000	183,245
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,235,000	1,251,579
4.65%, 05/19/30 (a)	800,000	816,528
4.75%, 05/19/33 (a)	1,530,000	1,547,610
5.11%, 05/19/43 (a)	920,000	885,213
5.30%, 05/19/53 (a)	1,845,000	1,747,276
5.34%, 05/19/63 (a)	1,195,000	1,109,981
Pfizer, Inc.
3.88%, 11/15/27	300,000	301,052
3.60%, 09/15/28 (a)	310,000	309,616
3.45%, 03/15/29 (a)	600,000	593,230
2.63%, 04/01/30 (a)	350,000	330,334
1.70%, 05/28/30 (a)	250,000	226,416
4.20%, 11/15/30 (a)	310,000	311,393
1.75%, 08/18/31 (a)	300,000	265,086
4.50%, 11/15/32 (a)	380,000	380,917
4.88%, 11/15/35 (a)	380,000	381,617
4.00%, 12/15/36 (c)	250,000	234,666
4.10%, 09/15/38 (a)	200,000	183,598
3.90%, 03/15/39 (a)	300,000	265,310
7.20%, 03/15/39	780,000	932,316
2.55%, 05/28/40 (a)	450,000	330,620
5.60%, 09/15/40	215,000	223,198
4.30%, 06/15/43	200,000	174,647
4.40%, 05/15/44	350,000	312,206
4.13%, 12/15/46	380,000	313,876
4.20%, 09/15/48 (a)	325,000	268,070
4.00%, 03/15/49 (a)	395,000	316,079
2.70%, 05/28/50 (a)(c)	305,000	190,718
5.60%, 11/15/55 (a)	150,000	148,663
5.70%, 11/15/65 (a)	150,000	147,754
Pharmacia LLC
6.60%, 12/01/28	220,000	236,272
Philip Morris International, Inc.
4.75%, 02/12/27	155,000	156,580
3.13%, 08/17/27 (a)	50,000	49,468
4.38%, 11/01/27	255,000	257,462
5.13%, 11/17/27 (a)	500,000	511,022
4.88%, 02/15/28 (a)	435,000	443,347
3.13%, 03/02/28 (a)	315,000	310,037
4.13%, 04/28/28	200,000	201,048
5.25%, 09/07/28 (a)	100,000	103,275
3.88%, 10/27/28 (a)	200,000	199,766
4.88%, 02/13/29 (a)	310,000	317,559
3.38%, 08/15/29 (a)	310,000	302,440
4.63%, 11/01/29 (a)	255,000	259,345
5.63%, 11/17/29 (a)	400,000	420,738
5.13%, 02/15/30 (a)	600,000	620,460
4.38%, 04/30/30 (a)	310,000	312,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 05/01/30 (a)	320,000	293,237
5.50%, 09/07/30 (a)	285,000	299,783
4.00%, 10/29/30 (a)	200,000	198,203
1.75%, 11/01/30 (a)	265,000	236,211
5.13%, 02/13/31 (a)	305,000	316,169
4.75%, 11/01/31 (a)	200,000	204,336
4.25%, 10/29/32 (a)	250,000	246,104
5.75%, 11/17/32 (a)	525,000	561,383
5.38%, 02/15/33 (a)	675,000	706,461
5.63%, 09/07/33 (a)	360,000	382,000
5.25%, 02/13/34 (a)	550,000	568,803
4.90%, 11/01/34 (a)	210,000	211,898
4.88%, 04/30/35 (a)	40,000	40,181
4.63%, 10/29/35 (a)	250,000	244,689
6.38%, 05/16/38	410,000	457,768
4.38%, 11/15/41	250,000	222,524
4.50%, 03/20/42	100,000	89,397
3.88%, 08/21/42	250,000	206,237
4.13%, 03/04/43	250,000	212,035
4.88%, 11/15/43	280,000	258,598
4.25%, 11/10/44	350,000	297,693
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	185,000	160,440
2.72%, 01/01/42 (a)	130,000	92,435
2.86%, 01/01/52 (a)	105,000	66,434
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	250,000	243,469
3.50%, 03/01/32 (a)	275,000	254,087
6.25%, 07/01/33 (a)	350,000	373,962
6.88%, 05/15/34 (a)	235,000	260,356
Polaris, Inc.
6.95%, 03/15/29 (a)	225,000	238,657
5.60%, 03/01/31 (a)	150,000	151,693
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	130,000	115,559
Procter & Gamble Co.
1.90%, 02/01/27	250,000	245,511
2.80%, 03/25/27	220,000	217,768
2.85%, 08/11/27	275,000	272,034
3.95%, 01/26/28	275,000	277,479
4.35%, 01/29/29	150,000	152,860
4.15%, 10/24/29	45,000	45,630
3.00%, 03/25/30	500,000	482,275
4.05%, 05/01/30	200,000	201,083
1.20%, 10/29/30	405,000	357,011
1.95%, 04/23/31	325,000	293,839
2.30%, 02/01/32	275,000	251,334
4.10%, 11/03/32	200,000	198,980
4.05%, 01/26/33	320,000	320,095
4.55%, 01/29/34	295,000	299,802
5.80%, 08/15/34	265,000	289,591
5.55%, 03/05/37	275,000	297,804
3.55%, 03/25/40	150,000	130,447
3.50%, 10/25/47	150,000	115,868
3.60%, 03/25/50	200,000	152,718
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	260,000	244,756
5.37%, 10/01/32 (a)	175,000	181,155
5.40%, 10/01/33 (a)	160,000	165,017
3.74%, 10/01/47	112,000	85,374
3.93%, 10/01/48 (a)	130,000	101,266
2.70%, 10/01/51 (a)	225,000	133,528
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	89,665
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	325,000	326,123
4.63%, 12/15/29 (a)	100,000	101,760
2.95%, 06/30/30 (a)	200,000	189,334
2.80%, 06/30/31 (a)	220,000	202,885
6.40%, 11/30/33 (a)	250,000	276,977
5.00%, 12/15/34 (a)	250,000	253,160
4.70%, 03/30/45 (a)	50,000	44,957
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	90,000	60,488
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	475,000	423,828
2.80%, 09/15/50 (a)	265,000	162,767
Revvity, Inc.
1.90%, 09/15/28 (a)	230,000	216,417
3.30%, 09/15/29 (a)	250,000	240,921
2.55%, 03/15/31 (a)	85,000	76,916
2.25%, 09/15/31 (a)	230,000	202,686
3.63%, 03/15/51 (a)	125,000	88,994
Reynolds American, Inc.
5.70%, 08/15/35 (a)	250,000	261,324
7.25%, 06/15/37	125,000	144,530
6.15%, 09/15/43	175,000	179,643
5.85%, 08/15/45 (a)	710,000	698,955
Royalty Pharma PLC
1.75%, 09/02/27 (a)	345,000	332,398
5.15%, 09/02/29 (a)	245,000	251,749
2.20%, 09/02/30 (a)	195,000	176,879
4.45%, 03/25/31 (a)	180,000	179,551
2.15%, 09/02/31 (a)	175,000	154,030
5.40%, 09/02/34 (a)	150,000	153,788
5.20%, 09/25/35 (a)	270,000	271,738
3.30%, 09/02/40 (a)	310,000	240,179
3.55%, 09/02/50 (a)	230,000	159,119
3.35%, 09/02/51 (a)	335,000	221,966
5.90%, 09/02/54 (a)	150,000	148,116
5.95%, 09/25/55 (a)	150,000	149,059
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	150,000	148,873
Sanofi SA
3.75%, 11/03/27	100,000	100,193
3.63%, 06/19/28 (a)	275,000	274,524
3.80%, 11/03/28 (a)	100,000	100,123
4.20%, 11/03/32 (a)	350,000	349,534
Seattle Children's Hospital
2.72%, 10/01/50 (a)	105,000	65,132
Sentara Health
2.93%, 11/01/51 (a)	130,000	83,278
Sharp HealthCare
2.68%, 08/01/50 (a)(c)	110,000	67,816
Smith & Nephew PLC
5.15%, 03/20/27 (a)	110,000	111,277
2.03%, 10/14/30 (a)	270,000	242,841
5.40%, 03/20/34 (a)	200,000	206,718
Solventum Corp.
5.45%, 02/25/27 (a)	260,000	263,853
5.40%, 03/01/29 (a)	230,000	238,392
5.45%, 03/13/31 (a)	305,000	318,240
5.60%, 03/23/34 (a)	470,000	489,675
5.90%, 04/30/54 (a)	350,000	352,271
SSM Health Care Corp.
4.89%, 06/01/28 (a)	220,000	223,826
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	96,763
3.80%, 11/15/48 (a)	130,000	101,033
3.03%, 08/15/51 (a)	165,000	108,506
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	230,711
3.75%, 03/15/51 (a)	200,000	148,379
Stryker Corp.
4.55%, 02/10/27	200,000	201,419
4.70%, 02/10/28 (a)	220,000	223,212
3.65%, 03/07/28 (a)	190,000	188,980
4.25%, 09/11/29 (a)	225,000	226,259
4.85%, 02/10/30 (a)	215,000	220,745
1.95%, 06/15/30 (a)	300,000	272,511
4.63%, 09/11/34 (a)	265,000	263,595
5.20%, 02/10/35 (a)	305,000	313,480
4.10%, 04/01/43 (a)	105,000	89,172
4.38%, 05/15/44 (a)	120,000	104,035
4.63%, 03/15/46 (a)	295,000	263,617
2.90%, 06/15/50 (a)	195,000	127,899
Summa Health
3.51%, 11/15/51 (a)	90,000	71,506
Sutter Health
3.70%, 08/15/28 (a)	100,000	99,371
2.29%, 08/15/30 (a)	250,000	230,194
5.16%, 08/15/33 (a)	185,000	190,520
5.54%, 08/15/35 (a)	240,000	250,816
3.16%, 08/15/40 (a)	230,000	181,891
4.09%, 08/15/48 (a)	230,000	188,042
3.36%, 08/15/50 (a)	200,000	140,367
5.55%, 08/15/53 (a)	55,000	54,738
Sysco Corp.
3.25%, 07/15/27 (a)	280,000	277,329
5.75%, 01/17/29 (a)	200,000	209,097
2.40%, 02/15/30 (a)	210,000	195,554
5.95%, 04/01/30 (a)	200,000	212,159
5.10%, 09/23/30 (a)	260,000	268,464
2.45%, 12/14/31 (a)	150,000	134,493
5.40%, 03/23/35 (a)	175,000	181,469
5.38%, 09/21/35	165,000	170,374
6.60%, 04/01/40 (a)	155,000	171,335
4.85%, 10/01/45 (a)	175,000	158,145
4.50%, 04/01/46 (a)	235,000	201,922
4.45%, 03/15/48 (a)	180,000	152,699
3.30%, 02/15/50 (a)	215,000	149,780
6.60%, 04/01/50 (a)	400,000	439,604
3.15%, 12/14/51 (a)	55,000	36,646
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	525,000	537,394
2.05%, 03/31/30 (a)	850,000	777,077
5.30%, 07/05/34 (a)	255,000	263,331
3.03%, 07/09/40 (a)	355,000	272,171
5.65%, 07/05/44 (a)	240,000	241,792
3.18%, 07/09/50 (a)	595,000	397,585
5.65%, 07/05/54 (a)	200,000	196,205
3.38%, 07/09/60 (a)	300,000	191,915
5.80%, 07/05/64 (a)	80,000	78,868
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	485,000	494,204
5.90%, 07/07/55 (a)	230,000	233,142
Texas Health Resources
2.33%, 11/15/50 (a)	80,000	46,289
4.33%, 11/15/55	105,000	88,632
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	170,000	173,206
1.75%, 10/15/28 (a)	200,000	188,884
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/31/29 (a)	325,000	334,692
2.60%, 10/01/29 (a)	270,000	256,739
4.98%, 08/10/30 (a)	280,000	290,333
4.20%, 03/01/31 (a)	150,000	149,970
2.00%, 10/15/31 (a)	340,000	303,423
4.47%, 10/07/32 (a)	200,000	200,668
4.95%, 11/21/32 (a)	200,000	206,720
5.09%, 08/10/33 (a)	300,000	311,484
5.20%, 01/31/34 (a)	200,000	208,303
4.79%, 10/07/35 (a)	200,000	200,778
4.89%, 10/07/37 (a)	150,000	149,228
2.80%, 10/15/41 (a)	365,000	270,322
5.40%, 08/10/43 (a)	220,000	221,374
5.30%, 02/01/44 (a)	148,000	145,898
4.10%, 08/15/47 (a)	210,000	174,619
Toledo Hospital
5.33%, 11/15/28	150,000	152,247
5.75%, 11/15/38 (a)	200,000	202,772
6.02%, 11/15/48	160,000	153,476
Trinity Health Corp.
2.63%, 12/01/40 (a)	125,000	92,005
4.13%, 12/01/45	140,000	117,537
3.43%, 12/01/48	100,000	75,630
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	420,000	417,213
4.35%, 03/01/29 (a)	365,000	365,981
5.40%, 03/15/29 (a)	200,000	206,845
5.70%, 03/15/34 (a)	265,000	279,781
4.88%, 08/15/34 (a)	125,000	124,775
5.15%, 08/15/44 (a)	175,000	164,353
4.55%, 06/02/47 (a)	220,000	189,170
5.10%, 09/28/48 (a)	335,000	309,157
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	80,000	75,074
Unilever Capital Corp.
2.90%, 05/05/27 (a)	445,000	440,665
3.50%, 03/22/28 (a)	350,000	347,719
2.13%, 09/06/29 (a)	200,000	187,900
1.38%, 09/14/30 (a)	350,000	311,029
1.75%, 08/12/31 (a)	265,000	233,658
5.90%, 11/15/32	275,000	300,432
5.00%, 12/08/33 (a)	340,000	352,496
4.63%, 08/12/34 (a)	500,000	503,758
2.63%, 08/12/51 (a)	170,000	104,917
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	250,000	228,006
2.65%, 01/15/32 (a)	150,000	132,554
5.05%, 10/15/34 (a)	215,000	211,279
UPMC
5.04%, 05/15/33 (a)	150,000	153,242
5.38%, 05/15/43 (a)	165,000	160,864
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	305,000	251,069
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	194,332
2.70%, 06/22/30 (a)	430,000	393,081
3.85%, 06/22/40 (a)	430,000	330,077
4.00%, 06/22/50 (a)	600,000	400,100
WakeMed
3.29%, 10/01/52 (a)	100,000	68,796
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	115,000	72,751
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	115,000	101,248
3.07%, 03/01/51 (a)	190,000	119,506
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wyeth LLC
6.50%, 02/01/34	290,000	325,870
6.00%, 02/15/36	220,000	238,565
5.95%, 04/01/37	620,000	667,823
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	170,000	99,909
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	200,000	201,703
2.60%, 11/24/31 (a)	365,000	330,192
5.20%, 09/15/34 (a)	215,000	219,413
5.50%, 02/19/35 (a)	200,000	207,673
5.75%, 11/30/39	115,000	119,273
4.45%, 08/15/45 (a)	149,000	130,135
Zoetis, Inc.
3.00%, 09/12/27 (a)	240,000	236,815
4.15%, 08/17/28 (a)	250,000	251,521
3.90%, 08/20/28 (a)	220,000	219,988
2.00%, 05/15/30 (a)	200,000	183,067
5.60%, 11/16/32 (a)	275,000	292,436
5.00%, 08/17/35 (a)	200,000	202,309
4.70%, 02/01/43 (a)	350,000	321,493
3.95%, 09/12/47 (a)	175,000	140,179
4.45%, 08/20/48 (a)	150,000	128,612
3.00%, 05/15/50 (a)(c)	115,000	76,419
		338,037,025
Energy 1.7%
APA Corp.
4.25%, 01/15/30 (a)	150,000	147,531
6.10%, 02/15/35 (a)	120,000	123,477
6.00%, 01/15/37	90,000	90,313
5.10%, 09/01/40 (a)	160,000	142,195
5.35%, 07/01/49 (a)	180,000	150,073
6.75%, 02/15/55 (a)	150,000	149,828
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	292,037
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	400,000	395,784
3.14%, 11/07/29 (a)	150,000	144,855
4.49%, 05/01/30 (a)	220,000	221,789
4.08%, 12/15/47 (a)	380,000	302,859
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	295,000	296,285
4.80%, 05/03/29 (a)	160,000	162,124
3.40%, 02/15/31 (a)	125,000	118,314
3.60%, 09/01/32 (a)	200,000	186,815
5.38%, 02/15/36 (a)	170,000	171,116
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	325,000	322,546
3.54%, 04/06/27 (a)	160,000	159,562
3.59%, 04/14/27 (a)	250,000	249,303
5.02%, 11/17/27 (a)	315,000	321,668
3.94%, 09/21/28 (a)	335,000	335,359
4.23%, 11/06/28 (a)	550,000	553,991
4.70%, 04/10/29 (a)	345,000	351,866
4.97%, 10/17/29 (a)	225,000	231,810
3.63%, 04/06/30 (a)	340,000	333,575
1.75%, 08/10/30 (a)	400,000	359,683
2.72%, 01/12/32 (a)	775,000	707,040
4.81%, 02/13/33 (a)	600,000	608,410
4.89%, 09/11/33 (a)	460,000	468,166
4.99%, 04/10/34 (a)	350,000	357,178
5.23%, 11/17/34 (a)	550,000	567,909
3.06%, 06/17/41 (a)	435,000	331,527
3.00%, 02/24/50 (a)	625,000	408,498
2.77%, 11/10/50 (a)	510,000	314,929
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.94%, 06/04/51 (a)	720,000	459,578
3.00%, 03/17/52 (a)	400,000	256,421
3.38%, 02/08/61 (a)	605,000	395,970
BP Capital Markets PLC
3.28%, 09/19/27 (a)	600,000	595,516
3.72%, 11/28/28 (a)	250,000	248,531
Burlington Resources LLC
7.20%, 08/15/31	220,000	250,305
5.95%, 10/15/36	90,000	97,272
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	400,000	399,144
5.00%, 12/15/29 (a)	470,000	482,106
2.95%, 07/15/30 (a)	250,000	235,900
7.20%, 01/15/32	205,000	230,421
6.45%, 06/30/33	120,000	129,608
5.40%, 12/15/34 (a)	240,000	244,383
5.85%, 02/01/35	100,000	104,437
6.50%, 02/15/37	140,000	150,498
6.25%, 03/15/38	300,000	319,052
6.75%, 02/01/39	100,000	110,295
4.95%, 06/01/47 (a)	235,000	207,478
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	150,000	149,623
2.65%, 01/15/32 (a)	100,000	88,922
5.40%, 03/20/36 (a)	150,000	149,933
5.25%, 06/15/37 (a)	99,000	96,454
6.75%, 11/15/39	225,000	247,747
5.40%, 06/15/47 (a)	175,000	161,037
3.75%, 02/15/52 (a)	225,000	157,397
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	370,000	373,770
3.70%, 11/15/29 (a)	325,000	317,667
2.74%, 12/31/39 (a)	245,000	209,079
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	525,000	526,722
4.00%, 03/01/31 (a)	535,000	521,380
3.25%, 01/31/32 (a)	365,000	336,900
5.95%, 06/30/33 (a)	565,000	600,066
5.75%, 08/15/34 (a)	320,000	334,528
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	490,000	489,901
5.65%, 04/15/34 (a)	415,000	430,895
Chevron Corp.
2.00%, 05/11/27 (a)	275,000	269,020
2.24%, 05/11/30 (a)	500,000	463,992
3.08%, 05/11/50 (a)	415,000	282,101
Chevron USA, Inc.
4.41%, 02/26/27	230,000	231,915
1.02%, 08/12/27 (a)	310,000	297,391
3.95%, 08/13/27	150,000	150,843
3.85%, 01/15/28 (a)	175,000	175,453
4.48%, 02/26/28 (a)	300,000	304,679
4.05%, 08/13/28 (a)	190,000	191,609
3.25%, 10/15/29 (a)	75,000	73,214
4.69%, 04/15/30 (a)	325,000	332,663
4.30%, 10/15/30 (a)	370,000	373,712
4.82%, 04/15/32 (a)	200,000	205,851
4.50%, 10/15/32 (a)	350,000	353,541
4.98%, 04/15/35 (a)	225,000	230,750
4.85%, 10/15/35 (a)	260,000	263,327
6.00%, 03/01/41 (a)	115,000	125,684
5.25%, 11/15/43 (a)	110,000	110,129
2.34%, 08/12/50 (a)	205,000	119,303
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	165,000	163,623
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ConocoPhillips
5.90%, 10/15/32	100,000	108,672
6.50%, 02/01/39	500,000	562,349
4.88%, 10/01/47 (a)	195,000	174,716
ConocoPhillips Co.
6.95%, 04/15/29	200,000	217,656
4.70%, 01/15/30 (a)	350,000	356,970
4.85%, 01/15/32 (a)	235,000	241,656
5.05%, 09/15/33 (a)	290,000	298,607
5.00%, 01/15/35 (a)	370,000	375,738
3.76%, 03/15/42 (a)	200,000	163,409
4.30%, 11/15/44 (a)	330,000	279,429
5.95%, 03/15/46 (a)	145,000	150,638
3.80%, 03/15/52 (a)	400,000	294,359
5.30%, 05/15/53 (a)	325,000	302,809
5.55%, 03/15/54 (a)	300,000	289,504
5.50%, 01/15/55 (a)	400,000	383,662
4.03%, 03/15/62 (a)	545,000	397,275
5.70%, 09/15/63 (a)	250,000	241,938
5.65%, 01/15/65 (a)	200,000	192,784
Continental Resources, Inc.
4.38%, 01/15/28 (a)	340,000	339,454
4.90%, 06/01/44 (a)	240,000	191,420
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	199,466
4.38%, 03/15/29 (a)	175,000	175,607
5.60%, 03/15/34 (a)	100,000	103,220
5.40%, 02/15/35 (a)	265,000	269,081
5.90%, 02/15/55 (a)	280,000	269,117
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	135,000	137,592
5.13%, 05/15/29 (a)	100,000	102,477
8.13%, 08/16/30	185,000	214,295
3.25%, 02/15/32 (a)	170,000	156,579
5.60%, 04/01/44 (a)	115,000	111,534
Devon Energy Corp.
5.25%, 10/15/27 (a)	245,000	245,361
5.88%, 06/15/28 (a)(e)	150,000	150,207
4.50%, 01/15/30 (a)	185,000	185,772
7.88%, 09/30/31	285,000	329,701
7.95%, 04/15/32	100,000	116,846
5.20%, 09/15/34 (a)	300,000	298,943
5.60%, 07/15/41 (a)	250,000	242,061
4.75%, 05/15/42 (a)	295,000	255,747
5.00%, 06/15/45 (a)	280,000	244,047
5.75%, 09/15/54 (a)	245,000	225,751
Diamondback Energy, Inc.
5.20%, 04/18/27 (a)	250,000	253,850
3.50%, 12/01/29 (a)	290,000	281,470
5.15%, 01/30/30 (a)	230,000	236,739
3.13%, 03/24/31 (a)	205,000	191,719
6.25%, 03/15/33 (a)	400,000	431,609
5.40%, 04/18/34 (a)	325,000	333,005
5.55%, 04/01/35 (a)	300,000	308,734
4.40%, 03/24/51 (a)	200,000	160,627
4.25%, 03/15/52 (a)	175,000	136,397
6.25%, 03/15/53 (a)	220,000	222,756
5.75%, 04/18/54 (a)	440,000	416,194
5.90%, 04/18/64 (a)	350,000	331,630
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	295,000	311,904
5.65%, 10/15/54 (a)	260,000	251,530
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	225,000	215,339
4.80%, 11/01/43 (a)(e)	255,000	226,402
4.60%, 12/15/44 (a)	190,000	164,293
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge Energy Partners LP
7.50%, 04/15/38	135,000	159,220
5.50%, 09/15/40 (a)	175,000	174,048
7.38%, 10/15/45 (a)	240,000	278,139
Enbridge, Inc.
5.25%, 04/05/27 (a)	200,000	202,843
3.70%, 07/15/27 (a)	225,000	223,901
4.60%, 06/20/28 (a)	120,000	121,275
6.00%, 11/15/28 (a)	200,000	210,271
4.20%, 11/20/28 (a)	150,000	150,267
5.30%, 04/05/29 (a)	245,000	252,631
3.13%, 11/15/29 (a)	350,000	335,311
4.90%, 06/20/30 (a)	170,000	173,839
6.20%, 11/15/30 (a)	220,000	236,440
4.50%, 02/15/31 (a)	150,000	149,891
5.70%, 03/08/33 (a)	740,000	780,237
2.50%, 08/01/33 (a)	400,000	344,019
5.63%, 04/05/34 (a)	230,000	240,331
5.55%, 06/20/35 (a)	260,000	269,516
5.20%, 11/20/35 (a)	150,000	151,399
4.50%, 06/10/44 (a)	280,000	238,292
5.50%, 12/01/46 (a)	150,000	147,793
4.00%, 11/15/49 (a)	310,000	237,392
3.40%, 08/01/51 (a)	100,000	68,369
6.70%, 11/15/53 (a)	365,000	401,243
5.95%, 04/05/54 (a)	275,000	279,157
7.20%, 06/27/54 (a)(b)	225,000	238,686
Energy Transfer LP
4.40%, 03/15/27 (a)	225,000	225,778
4.20%, 04/15/27 (a)	150,000	150,168
5.50%, 06/01/27 (a)	275,000	279,591
4.00%, 10/01/27 (a)	250,000	249,783
4.95%, 05/15/28 (a)	250,000	254,224
4.95%, 06/15/28 (a)	375,000	381,347
5.25%, 04/15/29 (a)	500,000	513,994
5.25%, 07/01/29 (a)	275,000	283,154
4.15%, 09/15/29 (a)	210,000	208,833
5.20%, 04/01/30 (a)	275,000	283,480
3.75%, 05/15/30 (a)	355,000	345,680
6.40%, 12/01/30 (a)	375,000	405,388
5.75%, 02/15/33 (a)	520,000	546,248
6.55%, 12/01/33 (a)	430,000	471,854
5.55%, 05/15/34 (a)	380,000	390,967
5.60%, 09/01/34 (a)	350,000	360,445
4.90%, 03/15/35 (a)	205,000	200,480
5.70%, 04/01/35 (a)	450,000	466,321
6.63%, 10/15/36	185,000	201,073
5.80%, 06/15/38 (a)	110,000	112,310
7.50%, 07/01/38	185,000	214,461
6.05%, 06/01/41 (a)	200,000	202,701
6.50%, 02/01/42 (a)	350,000	369,320
6.10%, 02/15/42	225,000	225,177
4.95%, 01/15/43 (a)	200,000	176,369
5.15%, 02/01/43 (a)	165,000	148,969
5.95%, 10/01/43 (a)	128,000	125,370
5.30%, 04/01/44 (a)	245,000	222,781
5.00%, 05/15/44 (a)	120,000	104,590
5.15%, 03/15/45 (a)	200,000	177,389
5.35%, 05/15/45 (a)	200,000	181,388
6.13%, 12/15/45 (a)	350,000	344,505
5.30%, 04/15/47 (a)	200,000	178,000
5.40%, 10/01/47 (a)	400,000	359,419
6.00%, 06/15/48 (a)	310,000	300,942
6.25%, 04/15/49 (a)	500,000	495,146
5.00%, 05/15/50 (a)	585,000	490,213
5.95%, 05/15/54 (a)	505,000	479,339
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 09/01/54 (a)	350,000	336,822
6.20%, 04/01/55 (a)	355,000	348,287
Eni USA, Inc.
7.30%, 11/15/27	165,000	174,523
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	300,000	302,242
3.95%, 02/15/27 (a)	185,000	185,306
4.30%, 06/20/28 (a)	150,000	151,344
4.15%, 10/16/28 (a)	325,000	327,207
3.13%, 07/31/29 (a)	300,000	291,049
2.80%, 01/31/30 (a)	400,000	380,128
4.60%, 01/15/31 (a)	420,000	425,456
5.35%, 01/31/33 (a)	300,000	313,522
6.88%, 03/01/33	165,000	187,166
4.85%, 01/31/34 (a)	200,000	202,238
6.65%, 10/15/34	100,000	112,778
4.95%, 02/15/35 (a)	325,000	329,210
5.20%, 01/15/36 (a)	470,000	478,609
7.55%, 04/15/38	155,000	186,628
6.13%, 10/15/39	175,000	188,732
6.45%, 09/01/40	140,000	156,361
5.95%, 02/01/41	250,000	263,925
5.70%, 02/15/42	175,000	178,696
4.85%, 08/15/42 (a)	295,000	273,806
4.45%, 02/15/43 (a)	300,000	263,986
4.85%, 03/15/44 (a)	400,000	365,716
5.10%, 02/15/45 (a)	350,000	328,492
4.90%, 05/15/46 (a)	285,000	258,293
4.25%, 02/15/48 (a)	380,000	312,575
4.80%, 02/01/49 (a)	305,000	269,104
4.20%, 01/31/50 (a)	425,000	342,101
3.70%, 01/31/51 (a)	360,000	264,500
3.20%, 02/15/52 (a)	325,000	215,560
3.30%, 02/15/53 (a)	300,000	201,099
4.95%, 10/15/54 (a)	160,000	142,453
5.55%, 02/16/55 (a)	455,000	441,199
3.95%, 01/31/60 (a)	300,000	219,720
5.25%, 08/16/77 (a)(b)	365,000	364,237
5.38%, 02/15/78 (a)(b)	390,000	388,107
EOG Resources, Inc.
4.40%, 07/15/28 (a)	150,000	151,766
4.38%, 04/15/30 (a)	250,000	251,751
4.40%, 01/15/31 (a)	230,000	230,931
5.00%, 07/15/32 (a)	360,000	368,785
3.90%, 04/01/35 (a)	95,000	88,510
5.35%, 01/15/36 (a)	360,000	370,151
4.95%, 04/15/50 (a)	220,000	197,082
5.65%, 12/01/54 (a)	335,000	328,504
5.95%, 07/15/55 (a)	250,000	254,963
EQT Corp.
6.50%, 07/01/27 (a)	280,000	286,364
3.90%, 10/01/27 (a)	350,000	348,643
5.70%, 04/01/28 (a)	150,000	154,816
4.50%, 01/15/29 (a)	200,000	200,455
5.00%, 01/15/29 (a)	100,000	101,389
6.38%, 04/01/29 (a)	180,000	186,432
7.00%, 02/01/30 (a)(f)	80,000	86,990
7.50%, 06/01/30 (a)	160,000	176,261
4.75%, 01/15/31 (a)	300,000	302,110
5.75%, 02/01/34 (a)	215,000	224,838
Expand Energy Corp.
5.38%, 02/01/29 (a)	400,000	400,640
5.38%, 03/15/30 (a)	300,000	304,830
4.75%, 02/01/32 (a)	415,000	410,042
5.70%, 01/15/35 (a)	275,000	284,790
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	300,000	298,789
2.44%, 08/16/29 (a)	300,000	286,792
3.48%, 03/19/30 (a)	575,000	562,738
2.61%, 10/15/30 (a)	625,000	586,143
3.00%, 08/16/39 (a)	230,000	184,283
4.23%, 03/19/40 (a)	600,000	550,650
3.57%, 03/06/45 (a)	370,000	290,221
4.11%, 03/01/46 (a)	765,000	640,785
3.10%, 08/16/49 (a)	490,000	335,442
4.33%, 03/19/50 (a)	795,000	668,612
3.45%, 04/15/51 (a)	765,000	550,314
Halliburton Co.
2.92%, 03/01/30 (a)	305,000	288,909
4.85%, 11/15/35 (a)	375,000	370,692
6.70%, 09/15/38	295,000	327,640
7.45%, 09/15/39	325,000	383,179
4.75%, 08/01/43 (a)	225,000	198,703
5.00%, 11/15/45 (a)	550,000	491,453
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	275,000	277,501
4.85%, 12/01/29 (a)	100,000	100,578
2.90%, 09/29/31 (a)	190,000	169,789
5.50%, 12/01/34 (a)(c)	150,000	148,092
Hess Corp.
4.30%, 04/01/27 (a)	230,000	231,116
7.88%, 10/01/29	175,000	198,033
7.30%, 08/15/31	233,000	267,905
7.13%, 03/15/33	210,000	243,451
6.00%, 01/15/40	240,000	259,841
5.60%, 02/15/41	350,000	362,141
5.80%, 04/01/47 (a)	150,000	153,968
HF Sinclair Corp.
5.00%, 02/01/28 (a)	245,000	245,140
4.50%, 10/01/30 (a)	205,000	201,968
5.50%, 09/01/32 (a)	245,000	248,630
6.25%, 01/15/35 (a)	130,000	135,834
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	185,000	208,985
7.75%, 03/15/32	190,000	221,643
7.30%, 08/15/33	250,000	287,826
5.80%, 03/15/35	210,000	220,821
6.50%, 02/01/37	170,000	185,951
6.95%, 01/15/38	350,000	395,070
6.50%, 09/01/39	200,000	215,907
6.55%, 09/15/40	165,000	179,179
7.50%, 11/15/40	105,000	122,950
6.38%, 03/01/41	185,000	197,904
5.63%, 09/01/41	175,000	173,194
5.00%, 08/15/42 (a)	175,000	160,835
4.70%, 11/01/42 (a)	225,000	198,851
5.00%, 03/01/43 (a)	215,000	196,001
5.50%, 03/01/44 (a)	215,000	206,440
5.40%, 09/01/44 (a)	150,000	142,122
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	392,135
5.00%, 02/01/29 (a)	300,000	307,249
5.10%, 08/01/29 (a)	150,000	154,390
5.15%, 06/01/30 (a)	335,000	346,426
2.00%, 02/15/31 (a)	360,000	321,742
7.80%, 08/01/31	255,000	295,564
7.75%, 01/15/32	300,000	348,701
4.80%, 02/01/33 (a)	250,000	250,845
5.20%, 06/01/33 (a)	240,000	247,115
5.40%, 02/01/34 (a)	325,000	335,782
5.30%, 12/01/34 (a)	170,000	173,568
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 06/01/45 (a)	540,000	522,796
5.05%, 02/15/46 (a)	250,000	225,117
5.20%, 03/01/48 (a)	246,000	225,102
3.25%, 08/01/50 (a)	150,000	99,489
3.60%, 02/15/51 (a)	250,000	174,934
5.45%, 08/01/52 (a)	295,000	274,701
5.95%, 08/01/54 (a)	200,000	199,356
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	125,000	124,414
5.15%, 03/01/30 (a)	300,000	309,213
5.70%, 03/01/35 (a)	200,000	206,279
6.50%, 03/01/41 (a)	375,000	399,502
4.75%, 09/15/44 (a)	235,000	201,602
4.50%, 04/01/48 (a)	230,000	185,190
5.00%, 09/15/54 (a)	215,000	180,359
MPLX LP
4.13%, 03/01/27 (a)	410,000	410,288
4.25%, 12/01/27 (a)	246,000	246,906
4.00%, 03/15/28 (a)	350,000	349,610
4.80%, 02/15/29 (a)	250,000	254,031
2.65%, 08/15/30 (a)	450,000	417,068
4.80%, 02/15/31 (a)	370,000	374,221
4.95%, 09/01/32 (a)	285,000	287,247
5.00%, 01/15/33 (a)	230,000	230,948
5.00%, 03/01/33 (a)	350,000	351,808
5.50%, 06/01/34 (a)	505,000	515,540
5.40%, 04/01/35 (a)	250,000	251,998
5.40%, 09/15/35 (a)	455,000	458,728
4.50%, 04/15/38 (a)	595,000	543,272
5.20%, 03/01/47 (a)	300,000	268,201
5.20%, 12/01/47 (a)	155,000	138,053
4.70%, 04/15/48 (a)	525,000	436,650
5.50%, 02/15/49 (a)	425,000	390,769
4.95%, 03/14/52 (a)	440,000	370,258
5.95%, 04/01/55 (a)	270,000	260,489
6.20%, 09/15/55 (a)	290,000	288,353
4.90%, 04/15/58 (a)	320,000	263,220
National Fuel Gas Co.
3.95%, 09/15/27 (a)	185,000	184,288
4.75%, 09/01/28 (a)	105,000	106,285
5.50%, 03/15/30 (a)	160,000	165,055
2.95%, 03/01/31 (a)	145,000	132,426
5.95%, 03/15/35 (a)	150,000	157,180
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	50,000	50,015
NOV, Inc.
3.60%, 12/01/29 (a)	180,000	175,561
3.95%, 12/01/42 (a)	395,000	310,593
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	145,000	151,587
5.00%, 08/01/27 (a)	235,000	239,532
6.38%, 09/01/28 (a)	150,000	157,274
5.20%, 08/01/29 (a)	350,000	358,605
8.88%, 07/15/30 (a)	310,000	358,044
6.63%, 09/01/30 (a)	405,000	435,322
6.13%, 01/01/31 (a)	400,000	422,481
7.50%, 05/01/31	250,000	281,098
7.88%, 09/15/31	175,000	200,377
5.38%, 01/01/32 (a)	350,000	357,666
5.55%, 10/01/34 (a)(c)	375,000	381,968
6.45%, 09/15/36	540,000	574,884
7.95%, 06/15/39	55,000	64,549
6.20%, 03/15/40	215,000	217,962
6.60%, 03/15/46 (a)	330,000	340,082
4.40%, 04/15/46 (a)	160,000	126,400
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 03/15/48 (a)	90,000	67,421
6.05%, 10/01/54 (a)	270,000	257,718
ONEOK Partners LP
6.65%, 10/01/36	135,000	147,071
6.85%, 10/15/37	200,000	221,441
6.13%, 02/01/41 (a)	200,000	205,581
6.20%, 09/15/43 (a)	135,000	137,215
ONEOK, Inc.
4.00%, 07/13/27 (a)	190,000	189,894
4.25%, 09/24/27 (a)	275,000	275,978
4.55%, 07/15/28 (a)	225,000	227,045
5.65%, 11/01/28 (a)	200,000	207,883
4.35%, 03/15/29 (a)	230,000	230,924
5.38%, 06/01/29 (a)	155,000	159,930
3.40%, 09/01/29 (a)	250,000	242,357
3.10%, 03/15/30 (a)	260,000	247,479
3.25%, 06/01/30 (a)	195,000	185,885
5.80%, 11/01/30 (a)	200,000	210,845
6.35%, 01/15/31 (a)	200,000	214,839
4.75%, 10/15/31 (a)	300,000	301,700
4.95%, 10/15/32 (a)	220,000	221,102
6.10%, 11/15/32 (a)	200,000	214,296
6.05%, 09/01/33 (a)	480,000	511,064
5.65%, 09/01/34 (a)	160,000	165,725
5.05%, 11/01/34 (a)	385,000	382,335
6.00%, 06/15/35	100,000	105,890
5.40%, 10/15/35 (a)	290,000	293,345
5.15%, 10/15/43 (a)	215,000	196,343
5.60%, 04/01/44 (a)	150,000	142,540
5.05%, 04/01/45 (a)	220,000	194,352
4.25%, 09/15/46 (a)	290,000	227,713
5.45%, 06/01/47 (a)	170,000	156,713
4.95%, 07/13/47 (a)	65,000	56,938
4.20%, 10/03/47 (a)	250,000	194,529
5.20%, 07/15/48 (a)	325,000	293,284
4.85%, 02/01/49 (a)	169,000	143,170
4.45%, 09/01/49 (a)	145,000	117,090
3.95%, 03/01/50 (a)	235,000	170,453
4.50%, 03/15/50 (a)	180,000	145,982
7.15%, 01/15/51 (a)	285,000	314,304
6.63%, 09/01/53 (a)	525,000	550,657
5.70%, 11/01/54 (a)	385,000	358,939
6.25%, 10/15/55 (a)	370,000	370,894
5.85%, 11/01/64 (a)	215,000	202,105
Ovintiv, Inc.
5.65%, 05/15/28 (a)	300,000	308,871
8.13%, 09/15/30	50,000	57,249
7.20%, 11/01/31	130,000	143,684
7.38%, 11/01/31	260,000	290,368
6.25%, 07/15/33 (a)	120,000	127,499
6.50%, 08/15/34	175,000	188,251
6.63%, 08/15/37	220,000	234,010
6.50%, 02/01/38	120,000	125,892
7.10%, 07/15/53 (a)	125,000	133,260
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	200,000	197,993
5.15%, 11/15/29 (a)	245,000	247,397
7.15%, 10/01/33 (a)	160,000	171,226
Phillips 66
3.90%, 03/15/28 (a)	355,000	353,755
2.15%, 12/15/30 (a)	115,000	103,241
4.65%, 11/15/34 (a)	150,000	147,042
5.88%, 05/01/42	400,000	405,108
4.88%, 11/15/44 (a)	510,000	448,445
3.30%, 03/15/52 (a)	425,000	277,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Phillips 66 Co.
4.95%, 12/01/27 (a)	275,000	279,603
3.75%, 03/01/28 (a)	245,000	243,359
3.15%, 12/15/29 (a)	290,000	278,529
5.25%, 06/15/31 (a)	240,000	249,588
5.30%, 06/30/33 (a)	300,000	309,885
4.95%, 03/15/35 (a)	200,000	199,063
4.68%, 02/15/45 (a)	215,000	182,800
4.90%, 10/01/46 (a)	205,000	179,217
5.65%, 06/15/54 (a)	150,000	141,283
5.50%, 03/15/55 (a)	155,000	143,541
5.88%, 03/15/56 (a)(b)	340,000	336,136
6.20%, 03/15/56 (a)(b)	345,000	344,192
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	380,000	344,368
2.15%, 01/15/31 (a)	275,000	249,757
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	290,000	282,077
3.80%, 09/15/30 (a)	225,000	218,366
4.70%, 01/15/31 (a)	310,000	311,978
5.70%, 09/15/34 (a)	200,000	206,587
5.60%, 01/15/36 (a)	160,000	162,198
6.65%, 01/15/37	320,000	348,529
5.15%, 06/01/42 (a)	200,000	183,343
4.30%, 01/31/43 (a)	150,000	122,666
4.70%, 06/15/44 (a)	205,000	174,507
4.90%, 02/15/45 (a)	200,000	175,025
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	420,000	422,859
4.20%, 03/15/28 (a)	450,000	450,688
4.50%, 05/15/30 (a)	525,000	527,757
5.90%, 09/15/37 (a)	199,340	210,253
Schlumberger Investment SA
2.65%, 06/26/30 (a)	25,000	23,479
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(e)	500,000	499,799
2.38%, 11/07/29 (a)	400,000	377,481
2.75%, 04/06/30 (a)	500,000	474,147
4.13%, 11/06/30 (a)	310,000	310,052
4.13%, 05/11/35	350,000	336,510
4.75%, 01/06/36 (a)	310,000	309,476
6.38%, 12/15/38 (e)	865,000	963,874
5.50%, 03/25/40 (e)	50,000	51,224
4.55%, 08/12/43	375,000	335,584
4.38%, 05/11/45	725,000	624,947
4.00%, 05/10/46	495,000	400,561
3.75%, 09/12/46	300,000	234,067
3.13%, 11/07/49 (a)(e)	420,000	282,357
3.25%, 04/06/50 (a)	500,000	345,429
3.00%, 11/26/51 (a)(e)	275,000	177,642
Shell International Finance BV
2.38%, 11/07/29 (a)	150,000	141,580
4.13%, 05/11/35	420,000	417,858
2.88%, 11/26/41 (a)	220,000	163,008
3.63%, 08/21/42	210,000	169,083
4.38%, 05/11/45	55,000	47,839
4.00%, 05/10/46	150,000	122,127
3.25%, 04/06/50 (a)	95,000	65,074
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)	420,000	426,425
5.58%, 10/01/34 (a)	400,000	404,460
6.18%, 10/01/54 (a)	205,000	197,341
Spectra Energy Partners LP
5.95%, 09/25/43 (a)	270,000	273,711
4.50%, 03/15/45 (a)	245,000	206,926
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Suncor Energy, Inc.
7.15%, 02/01/32	165,000	185,480
5.95%, 12/01/34	165,000	174,771
6.80%, 05/15/38	204,000	226,086
6.50%, 06/15/38	100,000	108,039
6.85%, 06/01/39	225,000	250,811
4.00%, 11/15/47 (a)	250,000	190,441
3.75%, 03/04/51 (a)	260,000	185,376
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	228,752
4.35%, 01/15/29 (a)	230,000	230,635
6.15%, 03/01/29 (a)	250,000	263,268
4.90%, 09/15/30 (a)	250,000	254,998
4.20%, 02/01/33 (a)	250,000	239,443
6.13%, 03/15/33 (a)	250,000	267,602
6.50%, 03/30/34 (a)	275,000	300,684
5.50%, 02/15/35 (a)	225,000	230,734
5.55%, 08/15/35 (a)	300,000	307,377
5.65%, 02/15/36 (a)	220,000	226,361
5.40%, 07/30/36 (a)	310,000	310,815
4.95%, 04/15/52 (a)	230,000	196,710
6.25%, 07/01/52 (a)	195,000	196,527
6.50%, 02/15/53 (a)	300,000	313,621
6.13%, 05/15/55 (a)	300,000	298,395
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 01/15/29 (a)	80,000	81,005
5.50%, 03/01/30 (a)	280,000	284,520
4.88%, 02/01/31 (a)	600,000	604,187
4.00%, 01/15/32 (a)	450,000	430,000
TC PipeLines LP
3.90%, 05/25/27 (a)	215,000	214,412
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	205,000	212,648
7.63%, 04/01/37	10,000	11,773
Texas Eastern Transmission LP
7.00%, 07/15/32	175,000	196,542
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	399,997
2.83%, 01/10/30 (a)	250,000	239,390
2.99%, 06/29/41 (a)	470,000	355,669
3.46%, 07/12/49 (a)	385,000	275,229
3.13%, 05/29/50 (a)	665,000	444,215
3.39%, 06/29/60 (a)(c)	310,000	201,722
TotalEnergies Capital SA
3.88%, 10/11/28	305,000	305,535
5.15%, 04/05/34 (a)	455,000	473,009
4.72%, 09/10/34 (a)	225,000	227,115
5.49%, 04/05/54 (a)	530,000	513,611
5.28%, 09/10/54 (a)	295,000	277,489
5.64%, 04/05/64 (a)	375,000	364,084
5.43%, 09/10/64 (a)	250,000	234,310
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	500,000	501,444
4.10%, 04/15/30 (a)	350,000	346,235
4.63%, 03/01/34 (a)	475,000	463,486
5.60%, 03/31/34	185,000	192,587
5.85%, 03/15/36	150,000	156,898
6.20%, 10/15/37	365,000	389,694
7.25%, 08/15/38	160,000	184,186
7.63%, 01/15/39	425,000	506,242
6.10%, 06/01/40	285,000	300,399
4.88%, 05/15/48 (a)	50,000	45,176
5.10%, 03/15/49 (a)	200,000	185,349
7.00%, 06/01/65 (a)(b)	275,000	283,679
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	150,000	149,870
3.25%, 05/15/30 (a)	310,000	297,147
5.10%, 03/15/36 (a)(e)	310,000	312,459
5.40%, 08/15/41 (a)	135,000	134,026
4.45%, 08/01/42 (a)	150,000	132,514
4.60%, 03/15/48 (a)	240,000	208,508
5.75%, 03/15/56 (a)(e)	210,000	208,021
Valero Energy Corp.
2.15%, 09/15/27 (a)	215,000	208,461
4.35%, 06/01/28 (a)	165,000	165,883
4.00%, 04/01/29 (a)	150,000	148,968
2.80%, 12/01/31 (a)	200,000	182,501
7.50%, 04/15/32	220,000	252,239
6.63%, 06/15/37	400,000	440,951
4.90%, 03/15/45	200,000	178,707
3.65%, 12/01/51 (a)	275,000	190,377
4.00%, 06/01/52 (a)	205,000	151,631
Valero Energy Partners LP
4.50%, 03/15/28 (a)	180,000	181,328
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	195,000	197,331
5.70%, 08/01/35 (a)	320,000	325,587
Western Midstream Operating LP
4.50%, 03/01/28 (a)	150,000	150,717
4.75%, 08/15/28 (a)	210,000	212,663
6.35%, 01/15/29 (a)	200,000	210,707
4.05%, 02/01/30 (a)(g)	420,000	411,644
4.80%, 03/01/31 (a)	190,000	189,970
5.45%, 11/15/34 (a)	230,000	231,938
5.50%, 12/15/35 (a)	180,000	179,429
5.45%, 04/01/44 (a)	250,000	228,092
5.30%, 03/01/48 (a)	200,000	172,791
5.50%, 08/15/48 (a)	135,000	119,351
5.25%, 02/01/50 (a)(g)	300,000	257,211
Williams Cos., Inc.
3.75%, 06/15/27 (a)	500,000	498,136
5.30%, 08/15/28 (a)	275,000	283,182
4.90%, 03/15/29 (a)	400,000	408,568
4.80%, 11/15/29 (a)	230,000	234,530
3.50%, 11/15/30 (a)	350,000	336,175
7.50%, 01/15/31	185,000	210,280
2.60%, 03/15/31 (a)	500,000	456,976
8.75%, 03/15/32	200,000	242,925
4.65%, 08/15/32 (a)	145,000	145,409
5.65%, 03/15/33 (a)	265,000	279,014
5.15%, 03/15/34 (a)	480,000	488,869
5.60%, 03/15/35 (a)	100,000	103,960
6.30%, 04/15/40	295,000	318,647
5.80%, 11/15/43 (a)	265,000	263,474
5.40%, 03/04/44 (a)	250,000	240,233
5.75%, 06/24/44 (a)	230,000	229,360
4.90%, 01/15/45 (a)	175,000	157,242
5.10%, 09/15/45 (a)	310,000	284,984
4.85%, 03/01/48 (a)	250,000	219,943
3.50%, 10/15/51 (a)	245,000	170,872
5.30%, 08/15/52 (a)	250,000	231,607
5.80%, 11/15/54 (a)	225,000	222,829
6.00%, 03/15/55 (a)	100,000	101,809
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	200,000	203,083
5.40%, 05/19/30 (a)	300,000	308,236
5.70%, 05/19/32 (a)	200,000	208,252
5.10%, 09/12/34 (a)	330,000	326,426
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 05/19/35 (a)	310,000	323,090
5.70%, 09/12/54 (a)	245,000	230,536
		163,512,180
Industrial Other 0.1%
American University
3.67%, 04/01/49	180,000	136,742
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	175,000	182,600
5.95%, 04/15/35 (a)	200,000	207,595
Brown University
2.92%, 09/01/50 (a)	165,000	108,659
California Institute of Technology
4.32%, 08/01/45	105,000	92,188
4.70%, 11/01/11	135,000	109,680
3.65%, 09/01/19 (a)	160,000	102,254
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	118,326
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	430,000	429,237
4.00%, 05/01/32 (a)	270,000	264,312
Claremont Mckenna College
3.78%, 01/01/22 (a)	100,000	65,389
Cornell University
4.17%, 06/15/30 (a)	300,000	301,569
4.73%, 06/15/35 (a)	150,000	150,573
Duke University
2.68%, 10/01/44	120,000	87,658
2.76%, 10/01/50	115,000	73,969
2.83%, 10/01/55	165,000	104,258
Emory University
2.14%, 09/01/30 (a)	180,000	165,071
2.97%, 09/01/50 (a)	120,000	79,744
George Washington University
4.30%, 09/15/44	165,000	140,834
4.87%, 09/15/45	100,000	91,816
4.13%, 09/15/48 (a)	225,000	183,592
Georgetown University
4.32%, 04/01/49 (a)	101,000	83,791
2.94%, 04/01/50 (a)	100,000	64,544
5.12%, 04/01/53 (a)(c)	110,000	101,954
5.22%, 10/01/18 (a)	115,000	101,855
Howard University
5.21%, 10/01/52 (a)	255,000	217,702
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	315,979
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	101,764
4.08%, 07/01/53	120,000	96,925
2.81%, 01/01/60 (a)	145,000	85,320
Leland Stanford Junior University
1.29%, 06/01/27 (a)	340,000	329,487
4.15%, 08/01/30 (a)	150,000	150,961
4.68%, 03/01/35 (a)	90,000	90,852
3.65%, 05/01/48 (a)	220,000	173,675
2.41%, 06/01/50 (a)	160,000	96,600
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	93,238
2.99%, 07/01/50 (a)	220,000	148,823
2.29%, 07/01/51 (a)	240,000	136,515
3.07%, 04/01/52 (a)	175,000	117,642
5.62%, 06/01/55 (a)	100,000	102,713
5.60%, 07/01/11	200,000	200,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.68%, 07/01/14	215,000	180,443
3.89%, 07/01/16	185,000	129,032
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	104,484
Northeastern University
2.89%, 10/01/50	100,000	67,314
Northwestern University
4.94%, 12/01/35 (a)	120,000	122,579
4.64%, 12/01/44	150,000	143,232
2.64%, 12/01/50 (a)	140,000	88,485
3.66%, 12/01/57 (a)	105,000	76,652
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	250,000	258,301
4.61%, 02/15/35 (a)	250,000	252,539
4.88%, 10/15/40	50,000	49,493
3.15%, 07/15/46 (a)	232,000	168,886
2.52%, 10/15/50 (a)	150,000	91,515
3.30%, 07/15/56 (a)	150,000	103,412
Quanta Services, Inc.
4.30%, 08/09/28 (a)	150,000	150,876
2.90%, 10/01/30 (a)	455,000	426,361
4.50%, 01/15/31 (a)	195,000	195,312
2.35%, 01/15/32 (a)	165,000	145,487
5.25%, 08/09/34 (a)	220,000	226,245
5.10%, 08/09/35 (a)	150,000	150,492
Thomas Jefferson University
3.85%, 11/01/57 (a)	175,000	123,835
Trustees of Boston College
3.13%, 07/01/52	120,000	82,851
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	65,000	63,824
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	90,000	90,859
Trustees of Princeton University
5.70%, 03/01/39	160,000	172,753
2.52%, 07/01/50 (a)	130,000	80,920
4.20%, 03/01/52 (a)	90,000	75,091
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	85,000	50,327
4.67%, 09/01/12	100,000	82,397
3.61%, 02/15/19 (a)	100,000	64,128
University of Chicago
2.76%, 04/01/45 (a)	205,000	163,134
2.55%, 04/01/50 (a)	145,000	95,008
4.00%, 10/01/53 (a)(c)	125,000	98,978
University of Miami
4.06%, 04/01/52	220,000	177,203
University of Notre Dame du Lac
3.44%, 02/15/45	135,000	105,339
3.39%, 02/15/48 (a)	109,000	82,313
University of Southern California
3.03%, 10/01/39	235,000	196,625
3.84%, 10/01/47 (a)	115,000	92,285
2.81%, 10/01/50 (a)	90,000	57,477
2.95%, 10/01/51 (a)	180,000	117,256
4.98%, 10/01/53 (a)	90,000	83,475
5.25%, 10/01/11	100,000	93,170
3.23%, 10/01/20 (a)	75,000	43,458
Washington University
3.52%, 04/15/54 (a)	240,000	174,137
4.35%, 04/15/22 (a)	175,000	132,503
William Marsh Rice University
3.57%, 05/15/45	90,000	71,497
3.77%, 05/15/55	125,000	95,749
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yale University
1.48%, 04/15/30 (a)	160,000	144,347
4.70%, 04/15/32 (a)	100,000	103,060
2.40%, 04/15/50 (a)	190,000	114,074
		12,265,663
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	350,000	351,429
4.05%, 10/04/29 (a)	325,000	326,197
4.25%, 10/04/31 (a)	300,000	300,297
4.50%, 10/04/34 (a)	400,000	394,643
Adobe, Inc.
2.15%, 02/01/27 (a)	285,000	280,319
4.85%, 04/04/27 (a)	290,000	293,964
4.75%, 01/17/28 (a)	200,000	204,011
4.80%, 04/04/29 (a)	260,000	266,737
4.95%, 01/17/30 (a)	200,000	207,129
2.30%, 02/01/30 (a)	395,000	369,922
4.95%, 04/04/34 (a)(c)	200,000	206,785
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	147,093
4.39%, 06/01/52 (a)	275,000	232,810
Alphabet, Inc.
0.80%, 08/15/27 (a)	325,000	311,102
3.88%, 11/15/28 (a)	310,000	311,540
4.00%, 05/15/30 (a)	225,000	225,634
1.10%, 08/15/30 (a)	675,000	595,106
4.10%, 11/15/30 (a)	770,000	772,640
4.38%, 11/15/32 (a)	390,000	391,451
4.50%, 05/15/35 (a)	350,000	348,399
4.70%, 11/15/35 (a)	1,080,000	1,081,087
1.90%, 08/15/40 (a)	480,000	325,123
5.35%, 11/15/45 (a)	620,000	616,462
2.05%, 08/15/50 (a)	765,000	417,958
5.25%, 05/15/55 (a)	435,000	417,112
5.45%, 11/15/55 (a)	1,240,000	1,217,289
2.25%, 08/15/60 (a)	705,000	361,714
5.30%, 05/15/65 (a)	455,000	428,317
5.70%, 11/15/75 (a)	860,000	847,203
Amdocs Ltd.
2.54%, 06/15/30 (a)	550,000	505,089
Analog Devices, Inc.
3.45%, 06/15/27 (a)	210,000	208,899
4.25%, 06/15/28 (a)	250,000	252,115
1.70%, 10/01/28 (a)	215,000	202,968
4.50%, 06/15/30 (a)(c)	250,000	253,542
2.10%, 10/01/31 (a)	350,000	311,133
5.05%, 04/01/34 (a)	150,000	155,229
2.80%, 10/01/41 (a)	330,000	243,355
5.30%, 12/15/45 (a)	100,000	97,576
2.95%, 10/01/51 (a)	400,000	259,619
5.30%, 04/01/54 (a)	150,000	144,395
Apple, Inc.
3.35%, 02/09/27 (a)	745,000	743,013
3.20%, 05/11/27 (a)	560,000	557,158
3.00%, 06/20/27 (a)	275,000	272,806
2.90%, 09/12/27 (a)	645,000	637,405
3.00%, 11/13/27 (a)	450,000	445,941
1.20%, 02/08/28 (a)	800,000	761,107
4.00%, 05/10/28 (a)	450,000	453,593
4.00%, 05/12/28 (a)	350,000	352,789
1.40%, 08/05/28 (a)	650,000	614,444
3.25%, 08/08/29 (a)	300,000	294,729
2.20%, 09/11/29 (a)	600,000	566,302
4.15%, 05/10/30 (a)	250,000	252,874
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 05/11/30 (a)	605,000	550,408
4.20%, 05/12/30 (a)	450,000	455,339
1.25%, 08/20/30 (a)	380,000	337,205
1.65%, 02/08/31 (a)	820,000	731,670
1.70%, 08/05/31 (a)	400,000	354,482
4.50%, 05/12/32 (a)	300,000	306,900
3.35%, 08/08/32 (a)(c)	425,000	407,182
4.30%, 05/10/33 (a)	300,000	304,399
4.75%, 05/12/35 (a)	300,000	307,757
4.50%, 02/23/36 (a)	410,000	414,680
2.38%, 02/08/41 (a)	495,000	356,974
3.85%, 05/04/43	945,000	798,451
4.45%, 05/06/44	265,000	243,925
3.45%, 02/09/45	610,000	474,389
4.38%, 05/13/45	600,000	535,545
4.65%, 02/23/46 (a)	1,030,000	946,593
3.85%, 08/04/46 (a)	613,000	497,528
4.25%, 02/09/47 (a)	300,000	257,175
3.75%, 09/12/47 (a)	300,000	237,216
3.75%, 11/13/47 (a)	369,000	292,263
2.95%, 09/11/49 (a)	400,000	267,784
2.65%, 05/11/50 (a)	770,000	482,231
2.40%, 08/20/50 (a)	475,000	282,718
2.65%, 02/08/51 (a)	890,000	551,848
2.70%, 08/05/51 (a)	550,000	343,252
3.95%, 08/08/52 (a)	510,000	404,762
4.85%, 05/10/53 (a)	440,000	415,658
2.55%, 08/20/60 (a)	475,000	264,870
2.80%, 02/08/61 (a)	510,000	299,527
2.85%, 08/05/61 (a)	410,000	242,581
4.10%, 08/08/62 (a)	360,000	282,851
Applied Materials, Inc.
3.30%, 04/01/27 (a)	490,000	487,807
1.75%, 06/01/30 (a)	250,000	226,198
4.00%, 01/15/31 (a)	160,000	159,215
5.10%, 10/01/35 (a)(c)	155,000	159,900
4.60%, 01/15/36 (a)	130,000	128,081
5.85%, 06/15/41	265,000	281,988
4.35%, 04/01/47 (a)	240,000	206,541
2.75%, 06/01/50 (a)	260,000	166,949
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	215,000	213,549
5.15%, 08/21/29 (a)	180,000	184,184
2.95%, 02/15/32 (a)	220,000	196,821
5.88%, 04/10/34 (a)	160,000	167,106
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	154,493
5.50%, 05/15/34 (a)	135,000	139,812
Autodesk, Inc.
3.50%, 06/15/27 (a)	210,000	208,679
2.85%, 01/15/30 (a)	60,000	56,769
2.40%, 12/15/31 (a)	420,000	373,795
5.30%, 06/15/35 (a)	160,000	164,322
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	330,000	315,217
1.25%, 09/01/30 (a)	350,000	309,676
4.75%, 05/08/32 (a)	325,000	333,256
4.45%, 09/09/34 (a)	275,000	274,402
Avnet, Inc.
6.25%, 03/15/28 (a)	150,000	155,482
3.00%, 05/15/31 (a)	185,000	167,033
5.50%, 06/01/32 (a)	150,000	152,217
Baidu, Inc.
3.63%, 07/06/27	200,000	199,190
4.38%, 03/29/28 (a)	390,000	393,218
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/14/28 (a)	200,000	204,592
2.38%, 08/23/31 (a)(c)	255,000	232,067
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	255,000	252,921
Broadcom, Inc.
5.05%, 07/12/27 (a)	375,000	381,655
1.95%, 02/15/28 (a)	275,000	264,107
4.15%, 02/15/28 (a)	285,000	286,158
4.80%, 04/15/28 (a)	300,000	305,438
4.11%, 09/15/28 (a)	330,000	331,031
4.00%, 04/15/29 (a)(e)	265,000	264,009
4.75%, 04/15/29 (a)	470,000	478,895
5.05%, 07/12/29 (a)	640,000	659,281
4.35%, 02/15/30 (a)	400,000	402,729
5.00%, 04/15/30 (a)	200,000	206,013
5.05%, 04/15/30 (a)	200,000	206,475
4.60%, 07/15/30 (a)	510,000	518,360
4.20%, 10/15/30 (a)	290,000	289,814
4.15%, 11/15/30 (a)	523,000	520,953
2.45%, 02/15/31 (a)	965,000	882,905
5.15%, 11/15/31 (a)	450,000	466,917
4.55%, 02/15/32 (a)	285,000	285,984
4.15%, 04/15/32 (a)(e)	485,000	474,740
5.20%, 04/15/32 (a)	450,000	467,217
4.90%, 07/15/32 (a)	510,000	520,976
4.30%, 11/15/32 (a)	640,000	631,545
2.60%, 02/15/33 (a)	500,000	440,929
3.42%, 04/15/33 (a)	610,000	564,990
3.47%, 04/15/34 (a)	945,000	863,632
4.80%, 10/15/34 (a)	535,000	535,935
5.20%, 07/15/35 (a)	730,000	748,713
3.14%, 11/15/35 (a)(e)	986,000	849,839
4.80%, 02/15/36 (a)	660,000	650,931
3.19%, 11/15/36 (a)(e)	832,000	705,819
4.93%, 05/15/37 (a)(e)	705,000	696,057
4.90%, 02/15/38 (a)	510,000	500,484
3.50%, 02/15/41 (a)	905,000	737,337
3.75%, 02/15/51 (a)	550,000	415,967
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	250,000	237,143
2.60%, 05/01/31 (a)	265,000	240,945
Cadence Design Systems, Inc.
4.20%, 09/10/27	175,000	176,120
4.30%, 09/10/29 (a)	240,000	241,266
4.70%, 09/10/34 (a)	420,000	420,353
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	205,000	204,636
3.28%, 12/01/28 (a)	240,000	233,410
3.25%, 02/15/29 (a)	265,000	255,440
5.10%, 03/01/30 (a)	165,000	168,152
3.57%, 12/01/31 (a)	305,000	284,036
5.55%, 08/22/34 (a)	180,000	183,627
CGI, Inc.
4.95%, 03/14/30 (a)(e)	330,000	334,424
2.30%, 09/14/31 (a)	150,000	133,139
Cisco Systems, Inc.
4.80%, 02/26/27 (a)	530,000	536,003
4.55%, 02/24/28 (a)	300,000	304,933
4.85%, 02/26/29 (a)	810,000	832,081
4.75%, 02/24/30 (a)	335,000	344,495
4.95%, 02/26/31 (a)	700,000	725,912
4.95%, 02/24/32 (a)	300,000	309,835
5.05%, 02/26/34 (a)	770,000	793,120
5.10%, 02/24/35 (a)	450,000	463,008
5.90%, 02/15/39	575,000	619,690
5.50%, 01/15/40	515,000	534,252
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 02/26/54 (a)	595,000	570,894
5.50%, 02/24/55 (a)	220,000	217,705
5.35%, 02/26/64 (a)	265,000	251,146
Concentrix Corp.
6.60%, 08/02/28 (a)(c)	350,000	361,493
6.85%, 08/02/33 (a)(c)	165,000	168,242
Corning, Inc.
4.70%, 03/15/37	140,000	136,357
5.75%, 08/15/40	110,000	114,793
4.75%, 03/15/42	160,000	147,217
5.35%, 11/15/48 (a)	165,000	160,173
3.90%, 11/15/49 (a)	180,000	138,900
4.38%, 11/15/57 (a)	150,000	121,317
5.85%, 11/15/68 (a)	100,000	97,086
5.45%, 11/15/79 (a)	350,000	320,404
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	150,000	154,123
5.25%, 02/01/28 (a)	275,000	281,249
4.75%, 04/01/28 (a)	300,000	304,416
4.15%, 02/15/29 (a)	220,000	219,863
5.30%, 10/01/29 (a)	550,000	567,816
4.35%, 02/01/30 (a)	240,000	240,240
5.00%, 04/01/30 (a)	300,000	307,395
6.20%, 07/15/30 (a)	200,000	213,640
4.50%, 02/15/31 (a)	370,000	369,785
5.30%, 04/01/32 (a)	300,000	308,643
4.75%, 10/06/32 (a)	370,000	369,735
5.75%, 02/01/33 (a)	330,000	348,158
5.40%, 04/15/34 (a)	320,000	329,009
4.85%, 02/01/35 (a)	250,000	246,816
5.50%, 04/01/35 (a)	250,000	257,699
5.10%, 02/15/36 (a)	370,000	365,518
8.10%, 07/15/36 (a)	300,000	363,645
3.38%, 12/15/41 (a)	250,000	190,197
8.35%, 07/15/46 (a)	253,000	321,180
3.45%, 12/15/51 (a)	255,000	173,604
Dell, Inc.
7.10%, 04/15/28	150,000	159,435
6.50%, 04/15/38	185,000	198,825
DXC Technology Co.
2.38%, 09/15/28 (a)	200,000	188,767
Equifax, Inc.
5.10%, 12/15/27 (a)	325,000	331,491
5.10%, 06/01/28 (a)	200,000	204,489
3.10%, 05/15/30 (a)	250,000	236,897
2.35%, 09/15/31 (a)	305,000	271,397
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	380,000	381,282
Equinix, Inc.
1.80%, 07/15/27 (a)	185,000	178,997
1.55%, 03/15/28 (a)	215,000	204,173
2.00%, 05/15/28 (a)	185,000	176,617
3.20%, 11/18/29 (a)	350,000	336,350
2.15%, 07/15/30 (a)	300,000	272,406
2.50%, 05/15/31 (a)	355,000	321,583
3.90%, 04/15/32 (a)	350,000	336,692
3.00%, 07/15/50 (a)	195,000	124,675
2.95%, 09/15/51 (a)	205,000	128,672
3.40%, 02/15/52 (a)	150,000	102,714
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	220,000	216,832
3.45%, 03/01/32 (a)	160,000	148,783
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	280,000	265,907
2.25%, 03/01/31 (a)	340,000	303,835
5.10%, 07/15/32 (a)	225,000	230,089
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 03/01/41 (a)	265,000	196,733
4.50%, 08/15/46 (a)	125,000	103,996
Fiserv, Inc.
2.25%, 06/01/27 (a)	405,000	394,395
5.45%, 03/02/28 (a)	350,000	358,559
5.38%, 08/21/28 (a)	200,000	205,280
4.20%, 10/01/28 (a)	450,000	448,978
3.50%, 07/01/29 (a)	810,000	785,757
4.75%, 03/15/30 (a)	50,000	50,291
4.55%, 02/15/31 (a)	300,000	297,631
5.35%, 03/15/31 (a)	290,000	297,716
5.60%, 03/02/33 (a)	270,000	279,009
5.63%, 08/21/33 (a)	420,000	433,150
5.45%, 03/15/34 (a)	225,000	228,369
5.15%, 08/12/34 (a)	305,000	303,061
5.25%, 08/11/35 (a)	300,000	299,645
4.40%, 07/01/49 (a)	625,000	491,285
Flex Ltd.
6.00%, 01/15/28 (a)	105,000	108,478
4.88%, 06/15/29 (a)	250,000	253,604
4.88%, 05/12/30 (a)	250,000	253,600
5.25%, 01/15/32 (a)	90,000	91,779
5.38%, 11/13/35 (a)	180,000	179,773
Fortinet, Inc.
2.20%, 03/15/31 (a)	235,000	210,928
Gartner, Inc.
4.95%, 03/20/31 (a)	110,000	110,508
5.60%, 11/20/35 (a)	140,000	140,126
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	125,000	130,555
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	110,000	110,066
Global Payments, Inc.
2.15%, 01/15/27 (a)	350,000	342,729
4.45%, 06/01/28 (a)	345,000	345,197
4.50%, 11/15/28 (a)	530,000	531,257
3.20%, 08/15/29 (a)	400,000	381,546
5.30%, 08/15/29 (a)	250,000	255,969
2.90%, 05/15/30 (a)	275,000	255,040
4.88%, 11/15/30 (a)	520,000	520,617
2.90%, 11/15/31 (a)	200,000	179,331
5.20%, 11/15/32 (a)	310,000	310,313
5.55%, 11/15/35 (a)	530,000	527,241
4.15%, 08/15/49 (a)	370,000	275,344
5.95%, 08/15/52 (a)(c)	220,000	210,420
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	385,000	385,258
4.40%, 09/25/27 (a)	350,000	352,023
5.25%, 07/01/28 (a)	190,000	194,874
4.15%, 09/15/28 (a)	370,000	370,426
4.55%, 10/15/29 (a)	500,000	503,067
4.40%, 10/15/30 (a)	300,000	299,103
5.00%, 10/15/34 (a)	590,000	585,729
6.20%, 10/15/35 (a)	225,000	243,630
6.35%, 10/15/45 (a)	460,000	473,097
5.60%, 10/15/54 (a)	565,000	523,674
HP, Inc.
3.00%, 06/17/27 (a)	300,000	295,525
4.75%, 01/15/28 (a)	285,000	288,535
4.00%, 04/15/29 (a)	395,000	391,037
3.40%, 06/17/30 (a)	200,000	191,604
2.65%, 06/17/31 (a)	280,000	252,525
4.20%, 04/15/32 (a)	230,000	223,397
5.50%, 01/15/33 (a)	400,000	413,046
6.00%, 09/15/41	375,000	379,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	120,000	120,865
4.60%, 02/05/29 (a)	150,000	152,340
4.90%, 02/05/34 (a)	300,000	302,970
5.25%, 02/05/44 (a)	320,000	309,103
5.30%, 02/05/54 (a)	460,000	428,864
Intel Corp.
3.75%, 03/25/27 (a)	350,000	348,613
3.15%, 05/11/27 (a)	340,000	335,969
3.75%, 08/05/27 (a)	380,000	378,126
4.88%, 02/10/28 (a)	555,000	563,106
1.60%, 08/12/28 (a)	310,000	290,939
4.00%, 08/05/29 (a)	265,000	262,258
2.45%, 11/15/29 (a)	630,000	588,042
5.13%, 02/10/30 (a)	290,000	297,350
3.90%, 03/25/30 (a)	470,000	460,823
5.00%, 02/21/31 (a)	175,000	179,085
2.00%, 08/12/31 (a)	420,000	368,455
4.15%, 08/05/32 (a)	375,000	361,918
4.00%, 12/15/32	195,000	186,200
5.20%, 02/10/33 (a)	710,000	723,951
5.15%, 02/21/34 (a)	310,000	313,983
4.60%, 03/25/40 (a)	250,000	223,037
2.80%, 08/12/41 (a)	185,000	129,194
4.80%, 10/01/41	295,000	261,915
4.25%, 12/15/42	225,000	182,468
5.63%, 02/10/43 (a)	105,000	100,961
4.90%, 07/29/45 (a)	255,000	219,938
4.10%, 05/19/46 (a)	360,000	275,944
4.10%, 05/11/47 (a)	265,000	200,450
3.73%, 12/08/47 (a)	540,000	384,299
3.25%, 11/15/49 (a)	730,000	467,592
4.75%, 03/25/50 (a)	730,000	597,272
3.05%, 08/12/51 (a)	400,000	246,288
4.90%, 08/05/52 (a)	520,000	430,727
5.70%, 02/10/53 (a)	605,000	563,881
5.60%, 02/21/54 (a)	355,000	328,081
3.10%, 02/15/60 (a)	395,000	222,063
4.95%, 03/25/60 (a)	360,000	293,978
3.20%, 08/12/61 (a)	200,000	114,562
5.05%, 08/05/62 (a)	200,000	162,790
5.90%, 02/10/63 (a)	435,000	407,633
International Business Machines Corp.
3.30%, 01/27/27	175,000	173,962
2.20%, 02/09/27 (a)	255,000	250,437
1.70%, 05/15/27 (a)	410,000	398,601
4.15%, 07/27/27 (a)	265,000	266,555
4.50%, 02/06/28 (a)	375,000	378,779
4.65%, 02/10/28 (a)	335,000	340,010
3.50%, 05/15/29	1,065,000	1,044,238
4.80%, 02/10/30 (a)	300,000	306,989
1.95%, 05/15/30 (a)	425,000	387,419
2.72%, 02/09/32 (a)	155,000	140,504
5.00%, 02/10/32 (a)	250,000	256,871
4.40%, 07/27/32 (a)	300,000	299,511
5.88%, 11/29/32	200,000	215,729
5.20%, 02/10/35 (a)	285,000	292,394
4.15%, 05/15/39	550,000	491,598
5.60%, 11/30/39	310,000	320,680
2.85%, 05/15/40 (a)	250,000	188,601
4.00%, 06/20/42	375,000	314,191
4.70%, 02/19/46	410,000	362,966
4.25%, 05/15/49	880,000	710,768
2.95%, 05/15/50 (a)	240,000	153,588
3.43%, 02/09/52 (a)	250,000	171,458
4.90%, 07/27/52 (a)	285,000	251,189
5.10%, 02/06/53 (a)	190,000	173,272
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 02/10/55 (a)	340,000	335,524
7.13%, 12/01/96	90,000	107,017
Intuit, Inc.
1.35%, 07/15/27 (a)	240,000	231,913
1.65%, 07/15/30 (a)	310,000	278,909
5.20%, 09/15/33 (a)	400,000	418,211
5.50%, 09/15/53 (a)	365,000	359,522
Jabil, Inc.
4.25%, 05/15/27 (a)	180,000	180,392
3.95%, 01/12/28 (a)	180,000	179,758
5.45%, 02/01/29 (a)	120,000	123,976
3.60%, 01/15/30 (a)	180,000	174,564
3.00%, 01/15/31 (a)	175,000	163,068
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	290,000	283,268
2.00%, 12/10/30 (a)	240,000	212,258
5.95%, 03/15/41	110,000	110,489
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	250,000	251,310
3.00%, 10/30/29 (a)	175,000	167,811
5.35%, 07/30/30 (a)	260,000	271,202
KLA Corp.
4.10%, 03/15/29 (a)	204,000	204,559
4.65%, 07/15/32 (a)	300,000	304,677
4.70%, 02/01/34 (a)	225,000	226,272
5.00%, 03/15/49 (a)	125,000	115,337
3.30%, 03/01/50 (a)	265,000	184,670
4.95%, 07/15/52 (a)	430,000	390,832
5.25%, 07/15/62 (a)	265,000	247,100
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	445,000	426,819
3.15%, 10/15/31 (a)	200,000	182,708
6.35%, 02/20/34 (a)	220,000	233,396
4.10%, 10/15/41 (a)	100,000	79,325
Lam Research Corp.
4.00%, 03/15/29 (a)	310,000	310,391
1.90%, 06/15/30 (a)	250,000	227,591
4.88%, 03/15/49 (a)	270,000	247,547
2.88%, 06/15/50 (a)	225,000	146,102
3.13%, 06/15/60 (a)(c)	300,000	187,721
Leidos, Inc.
4.38%, 05/15/30 (a)	385,000	384,663
2.30%, 02/15/31 (a)	400,000	359,753
5.40%, 03/15/32 (a)	100,000	104,075
5.75%, 03/15/33 (a)	165,000	174,948
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	305,000	293,797
4.88%, 06/22/28 (a)	199,000	202,470
5.75%, 02/15/29 (a)	90,000	93,924
4.75%, 07/15/30 (a)	155,000	157,136
2.95%, 04/15/31 (a)	150,000	139,026
5.95%, 09/15/33 (a)	130,000	139,136
5.45%, 07/15/35 (a)	225,000	231,941
Mastercard, Inc.
3.30%, 03/26/27 (a)	300,000	298,557
4.10%, 01/15/28 (a)	200,000	201,610
3.50%, 02/26/28 (a)	180,000	179,458
4.88%, 03/09/28 (a)	220,000	225,081
4.55%, 03/15/28 (a)	310,000	315,347
2.95%, 06/01/29 (a)	320,000	310,073
3.35%, 03/26/30 (a)	400,000	390,915
1.90%, 03/15/31 (a)	165,000	148,087
2.00%, 11/18/31 (a)	320,000	285,266
4.35%, 01/15/32 (a)	320,000	321,981
4.95%, 03/15/32 (a)	150,000	155,556
4.85%, 03/09/33 (a)	150,000	154,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 05/09/34 (a)	200,000	205,300
4.55%, 01/15/35 (a)	350,000	350,299
3.80%, 11/21/46 (a)	200,000	159,994
3.95%, 02/26/48 (a)	150,000	121,558
3.65%, 06/01/49 (a)	295,000	225,047
3.85%, 03/26/50 (a)	450,000	352,960
2.95%, 03/15/51 (a)	250,000	164,415
Microchip Technology, Inc.
4.90%, 03/15/28	300,000	304,377
5.05%, 03/15/29 (a)	255,000	260,136
5.05%, 02/15/30 (a)	300,000	306,211
Micron Technology, Inc.
5.33%, 02/06/29 (a)	200,000	206,326
4.66%, 02/15/30 (a)	250,000	252,913
5.30%, 01/15/31 (a)	300,000	310,812
2.70%, 04/15/32 (a)	450,000	403,910
5.88%, 02/09/33 (a)	200,000	212,815
5.88%, 09/15/33 (a)	265,000	281,648
5.80%, 01/15/35 (a)	200,000	210,915
6.05%, 11/01/35 (a)	405,000	432,447
3.37%, 11/01/41 (a)	200,000	153,036
3.48%, 11/01/51 (a)	215,000	151,076
Microsoft Corp.
3.30%, 02/06/27 (a)	1,200,000	1,195,649
3.40%, 06/15/27 (a)	235,000	234,587
1.35%, 09/15/30 (a)	180,000	161,437
3.50%, 02/12/35 (a)(c)	525,000	495,118
4.20%, 11/03/35 (a)	200,000	199,446
3.45%, 08/08/36 (a)	620,000	566,160
4.10%, 02/06/37 (a)	380,000	367,916
5.20%, 06/01/39	105,000	109,839
4.50%, 10/01/40	65,000	63,028
5.30%, 02/08/41	150,000	155,991
3.50%, 11/15/42	145,000	117,644
3.75%, 02/12/45 (a)	15,000	12,471
4.45%, 11/03/45 (a)	235,000	215,274
3.70%, 08/08/46 (a)	535,000	428,238
4.25%, 02/06/47 (a)	410,000	362,923
4.50%, 06/15/47 (a)	183,000	165,043
2.53%, 06/01/50 (a)	1,885,000	1,151,339
2.50%, 09/15/50 (a)	460,000	279,348
2.92%, 03/17/52 (a)	1,809,000	1,188,471
4.00%, 02/12/55 (a)	185,000	147,863
3.95%, 08/08/56 (a)	250,000	196,966
4.50%, 02/06/57 (a)	250,000	222,045
2.68%, 06/01/60 (a)	1,100,000	631,594
3.04%, 03/17/62 (a)	641,000	399,435
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,726
4.25%, 02/01/29 (a)	120,000	120,782
2.00%, 08/19/31 (a)	210,000	186,738
5.00%, 08/05/34 (a)	150,000	153,019
2.75%, 08/19/41 (a)	195,000	140,672
5.25%, 07/15/44	175,000	169,666
4.88%, 12/17/48 (a)	150,000	134,761
3.25%, 05/20/50 (a)	100,000	68,079
3.75%, 02/25/52 (a)	185,000	138,162
3.10%, 11/29/61 (a)	300,000	186,332
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	275,000	278,139
5.00%, 04/15/29 (a)	90,000	92,223
4.60%, 05/23/29 (a)	200,000	202,437
4.85%, 08/15/30 (a)	170,000	173,462
2.30%, 11/15/30 (a)	275,000	249,852
2.75%, 05/24/31 (a)	345,000	315,899
5.60%, 06/01/32 (a)	180,000	189,455
5.20%, 08/15/32 (a)	150,000	154,762
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 04/15/34 (a)	215,000	222,136
5.55%, 08/15/35 (a)	260,000	270,278
5.50%, 09/01/44	100,000	97,490
MSCI, Inc.
5.25%, 09/01/35 (a)	370,000	372,802
5.15%, 03/15/36 (a)	150,000	149,061
NetApp, Inc.
2.38%, 06/22/27 (a)	215,000	210,223
2.70%, 06/22/30 (a)	250,000	233,046
5.70%, 03/17/35 (a)	200,000	209,643
Nokia OYJ
4.38%, 06/12/27	165,000	165,106
6.63%, 05/15/39	150,000	160,865
NVIDIA Corp.
1.55%, 06/15/28 (a)	365,000	347,038
2.85%, 04/01/30 (a)	405,000	387,226
2.00%, 06/15/31 (a)	330,000	297,202
3.50%, 04/01/40 (a)	350,000	295,875
3.50%, 04/01/50 (a)	600,000	445,039
3.70%, 04/01/60 (a)	175,000	128,212
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	130,000	134,734
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	165,000	163,264
4.40%, 06/01/27 (a)	170,000	170,776
4.30%, 08/19/28 (a)	375,000	376,507
4.30%, 06/18/29 (a)	320,000	320,692
3.40%, 05/01/30 (a)	275,000	265,263
2.50%, 05/11/31 (a)	315,000	285,341
2.65%, 02/15/32 (a)	300,000	269,690
4.85%, 08/19/32 (a)	90,000	90,530
5.00%, 01/15/33 (a)	255,000	259,152
5.25%, 08/19/35 (a)	210,000	213,174
3.25%, 05/11/41 (a)	300,000	227,474
3.13%, 02/15/42 (a)	95,000	69,322
3.25%, 11/30/51 (a)	150,000	99,179
Oracle Corp.
2.80%, 04/01/27 (a)	735,000	721,002
3.25%, 11/15/27 (a)	800,000	783,661
2.30%, 03/25/28 (a)	635,000	605,779
4.50%, 05/06/28 (a)	260,000	260,042
4.80%, 08/03/28 (a)	490,000	492,440
4.20%, 09/27/29 (a)	490,000	480,495
6.15%, 11/09/29 (a)	380,000	396,737
2.95%, 04/01/30 (a)	1,000,000	923,323
4.65%, 05/06/30 (a)	200,000	198,153
3.25%, 05/15/30 (a)	230,000	214,374
4.45%, 09/26/30 (a)	910,000	890,078
2.88%, 03/25/31 (a)	1,030,000	924,073
5.25%, 02/03/32 (a)	410,000	409,383
4.80%, 09/26/32 (a)	890,000	859,944
6.25%, 11/09/32 (a)	720,000	751,536
4.90%, 02/06/33 (a)	465,000	447,767
4.30%, 07/08/34 (a)	570,000	515,848
4.70%, 09/27/34 (a)	570,000	529,347
3.90%, 05/15/35 (a)	545,000	471,023
5.50%, 08/03/35 (a)	600,000	588,720
5.20%, 09/26/35 (a)	1,250,000	1,200,488
3.85%, 07/15/36 (a)	355,000	296,812
3.80%, 11/15/37 (a)	535,000	432,268
6.50%, 04/15/38	410,000	418,979
6.13%, 07/08/39	430,000	423,145
3.60%, 04/01/40 (a)	775,000	575,354
5.38%, 07/15/40	600,000	538,127
3.65%, 03/25/41 (a)	650,000	474,729
4.50%, 07/08/44 (a)	330,000	253,106
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 05/15/45 (a)	670,000	482,811
5.88%, 09/26/45 (a)	740,000	669,736
4.00%, 07/15/46 (a)	920,000	640,292
4.00%, 11/15/47 (a)	670,000	460,499
3.60%, 04/01/50 (a)	1,320,000	824,218
3.95%, 03/25/51 (a)	1,055,000	695,436
6.90%, 11/09/52 (a)	745,000	736,514
5.55%, 02/06/53 (a)	725,000	603,029
5.38%, 09/27/54 (a)	510,000	412,902
4.38%, 05/15/55 (a)	410,000	283,420
6.00%, 08/03/55 (a)	525,000	463,731
5.95%, 09/26/55 (a)	1,050,000	931,627
3.85%, 04/01/60 (a)	1,140,000	697,621
4.10%, 03/25/61 (a)	485,000	312,787
5.50%, 09/27/64 (a)	380,000	303,878
6.13%, 08/03/65 (a)	300,000	265,292
6.10%, 09/26/65 (a)	590,000	520,811
Paychex, Inc.
5.10%, 04/15/30 (a)	400,000	412,020
5.35%, 04/15/32 (a)	400,000	414,616
5.60%, 04/15/35 (a)	400,000	419,178
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	150,000	150,320
2.85%, 10/01/29 (a)	425,000	407,349
2.30%, 06/01/30 (a)	300,000	278,049
4.40%, 06/01/32 (a)	430,000	430,045
5.15%, 06/01/34 (a)	205,000	210,368
5.10%, 04/01/35 (a)	150,000	152,723
3.25%, 06/01/50 (a)	305,000	207,604
5.05%, 06/01/52 (a)	310,000	281,118
5.50%, 06/01/54 (a)	165,000	160,759
5.25%, 06/01/62 (a)	150,000	137,799
Qorvo, Inc.
4.38%, 10/15/29 (a)	310,000	305,612
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	547,501
1.30%, 05/20/28 (a)	354,000	334,117
2.15%, 05/20/30 (a)	450,000	414,686
4.50%, 05/20/30 (a)	210,000	213,614
1.65%, 05/20/32 (a)	480,000	410,178
4.25%, 05/20/32 (a)	260,000	259,722
5.40%, 05/20/33 (a)	65,000	68,916
4.65%, 05/20/35 (a)	300,000	301,510
4.80%, 05/20/45 (a)	450,000	412,070
4.30%, 05/20/47 (a)	455,000	382,491
3.25%, 05/20/50 (a)	385,000	266,430
4.50%, 05/20/52 (a)	300,000	253,773
6.00%, 05/20/53 (a)	425,000	447,334
RELX Capital, Inc.
4.00%, 03/18/29 (a)	285,000	284,173
3.00%, 05/22/30 (a)	200,000	190,415
4.75%, 05/20/32 (a)	220,000	223,905
5.25%, 03/27/35 (a)	300,000	310,254
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	195,000	186,755
4.20%, 09/15/28 (a)	250,000	250,870
4.25%, 09/15/28 (a)	150,000	150,684
2.95%, 09/15/29 (a)	220,000	210,442
4.50%, 10/15/29 (a)	45,000	45,452
2.00%, 06/30/30 (a)	100,000	90,512
4.45%, 09/15/30 (a)	150,000	150,721
1.75%, 02/15/31 (a)	315,000	276,547
4.75%, 02/15/32 (a)	150,000	151,654
4.90%, 10/15/34 (a)	300,000	299,477
5.10%, 09/15/35 (a)	290,000	292,485
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S&P Global, Inc.
2.95%, 01/22/27 (a)	245,000	242,774
2.45%, 03/01/27 (a)	255,000	251,062
4.75%, 08/01/28 (a)	260,000	265,003
2.70%, 03/01/29 (a)	360,000	346,317
4.25%, 05/01/29 (a)	240,000	241,382
1.25%, 08/15/30 (a)	250,000	219,957
4.25%, 01/15/31 (a)(e)	190,000	190,065
2.90%, 03/01/32 (a)	490,000	452,134
5.25%, 09/15/33 (a)	265,000	278,451
4.80%, 12/04/35 (a)(e)	120,000	119,750
3.25%, 12/01/49 (a)	180,000	126,458
3.70%, 03/01/52 (a)	295,000	223,462
2.30%, 08/15/60 (a)	205,000	103,890
3.90%, 03/01/62 (a)	200,000	149,267
Salesforce, Inc.
3.70%, 04/11/28 (a)	480,000	480,168
1.50%, 07/15/28 (a)	330,000	312,715
1.95%, 07/15/31 (a)	450,000	400,600
2.70%, 07/15/41 (a)	390,000	282,912
2.90%, 07/15/51 (a)	700,000	444,045
3.05%, 07/15/61 (a)	425,000	256,683
ServiceNow, Inc.
1.40%, 09/01/30 (a)	530,000	467,315
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	280,000	254,164
Synopsys, Inc.
4.55%, 04/01/27	275,000	277,018
4.65%, 04/01/28 (a)	275,000	278,838
4.85%, 04/01/30 (a)	600,000	612,729
5.00%, 04/01/32 (a)	450,000	459,716
5.15%, 04/01/35 (a)	770,000	782,944
5.70%, 04/01/55 (a)	500,000	496,198
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	175,000	166,647
4.30%, 01/17/29 (a)	150,000	149,785
6.10%, 04/12/34 (a)	240,000	253,707
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	235,000	217,528
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	192,303
2.75%, 04/01/31 (a)	305,000	282,392
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	235,000	212,378
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	310,000	306,980
4.60%, 02/15/28 (a)	150,000	152,391
4.60%, 02/08/29 (a)	225,000	229,848
2.25%, 09/04/29 (a)	350,000	329,923
1.75%, 05/04/30 (a)	350,000	318,789
3.65%, 08/16/32 (a)	280,000	269,191
4.90%, 03/14/33 (a)	355,000	366,509
3.88%, 03/15/39 (a)	190,000	169,706
4.15%, 05/15/48 (a)	510,000	419,974
2.70%, 09/15/51 (a)	125,000	76,580
4.10%, 08/16/52 (a)	315,000	251,531
5.00%, 03/14/53 (a)	285,000	261,560
5.15%, 02/08/54 (a)	225,000	212,200
5.05%, 05/18/63 (a)	680,000	608,212
TR Finance LLC
5.50%, 08/15/35	185,000	192,491
5.85%, 04/15/40	125,000	129,688
5.65%, 11/23/43 (a)	120,000	120,201
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	177,638
6.10%, 03/15/33 (a)	250,000	269,370
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	375,000	374,886
4.13%, 04/22/29 (a)	220,000	220,493
2.50%, 10/25/31 (a)	350,000	319,125
4.25%, 04/22/32 (a)	335,000	335,570
3.13%, 10/25/41 (a)	200,000	161,080
3.25%, 10/25/51 (a)	295,000	223,242
4.50%, 04/22/52 (a)(c)	380,000	355,872
VeriSign, Inc.
4.75%, 07/15/27 (a)	180,000	180,102
2.70%, 06/15/31 (a)	245,000	223,138
5.25%, 06/01/32 (a)	130,000	133,674
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	300,000	299,464
4.50%, 08/15/30 (a)	220,000	222,208
5.25%, 06/05/34 (a)	155,000	158,764
5.25%, 03/15/35 (a)	235,000	239,352
5.13%, 02/15/36 (a)	220,000	222,208
5.50%, 06/15/45 (a)	180,000	175,068
3.63%, 05/15/50 (a)	225,000	162,584
Visa, Inc.
1.90%, 04/15/27 (a)	400,000	392,097
0.75%, 08/15/27 (a)	215,000	205,851
2.75%, 09/15/27 (a)	235,000	232,250
2.05%, 04/15/30 (a)	460,000	426,775
1.10%, 02/15/31 (a)	330,000	287,847
4.15%, 12/14/35 (a)	510,000	496,862
2.70%, 04/15/40 (a)	260,000	200,365
4.30%, 12/14/45 (a)	925,000	807,131
3.65%, 09/15/47 (a)	310,000	242,225
2.00%, 08/15/50 (a)	425,000	230,785
VMware LLC
3.90%, 08/21/27 (a)	350,000	350,189
1.80%, 08/15/28 (a)	265,000	250,748
4.70%, 05/15/30 (a)	200,000	203,234
2.20%, 08/15/31 (a)	510,000	453,356
Western Digital Corp.
2.85%, 02/01/29 (a)	230,000	220,244
3.10%, 02/01/32 (a)	150,000	138,341
Western Union Co.
2.75%, 03/15/31 (a)(c)	190,000	173,141
6.20%, 11/17/36 (c)	200,000	208,822
Workday, Inc.
3.50%, 04/01/27 (a)	320,000	318,122
3.70%, 04/01/29 (a)	225,000	221,892
3.80%, 04/01/32 (a)	300,000	287,244
Xilinx, Inc.
2.38%, 06/01/30 (a)	270,000	251,023
		216,970,306
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	247,543	226,243
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	248,895	244,721
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	142,978	141,028
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	140,124	138,227
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	149,048	145,284
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	63,105	61,165
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	218,763	214,284
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	89,112	86,214
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	126,282	118,979
American Airlines Pass-Through Trust
4.90%, 11/11/39	250,000	248,305
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	200,000	198,781
6.20%, 08/15/36	50,000	56,000
6.15%, 05/01/37	105,000	116,654
5.75%, 05/01/40 (a)	165,000	174,630
5.05%, 03/01/41 (a)	200,000	196,287
5.40%, 06/01/41 (a)	150,000	152,197
4.95%, 09/15/41 (a)	115,000	111,150
4.40%, 03/15/42 (a)	265,000	237,201
4.38%, 09/01/42 (a)	230,000	204,692
4.45%, 03/15/43 (a)	70,000	62,365
5.15%, 09/01/43 (a)	200,000	194,123
4.90%, 04/01/44 (a)	350,000	329,770
4.55%, 09/01/44 (a)	235,000	209,266
4.15%, 04/01/45 (a)	350,000	294,308
4.70%, 09/01/45 (a)	250,000	226,052
3.90%, 08/01/46 (a)	225,000	180,251
4.13%, 06/15/47 (a)	250,000	205,877
4.05%, 06/15/48 (a)	50,000	40,487
4.15%, 12/15/48 (a)	330,000	270,689
3.55%, 02/15/50 (a)	305,000	224,103
3.05%, 02/15/51 (a)	220,000	145,264
3.30%, 09/15/51 (a)	350,000	241,840
2.88%, 06/15/52 (a)	215,000	135,517
4.45%, 01/15/53 (a)	305,000	257,427
5.20%, 04/15/54 (a)	490,000	461,712
5.50%, 03/15/55 (a)	340,000	334,758
5.55%, 03/15/56 (a)	290,000	286,094
5.80%, 03/15/56 (a)	315,000	322,255
Canadian National Railway Co.
6.90%, 07/15/28	115,000	123,512
4.20%, 03/12/31 (a)	90,000	89,881
3.85%, 08/05/32 (a)	300,000	291,350
5.85%, 11/01/33 (a)	165,000	178,820
4.38%, 09/18/34 (a)	200,000	196,880
4.75%, 11/12/35 (a)	120,000	120,034
6.38%, 11/15/37	150,000	168,414
3.20%, 08/02/46 (a)	175,000	126,673
3.65%, 02/03/48 (a)	235,000	179,532
4.45%, 01/20/49 (a)	205,000	175,519
2.45%, 05/01/50 (a)	200,000	118,882
4.40%, 08/05/52 (a)	250,000	211,272
6.13%, 11/01/53 (a)	185,000	198,347
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	170,000	170,190
2.88%, 11/15/29 (a)	150,000	143,488
2.05%, 03/05/30 (a)	245,000	225,145
7.13%, 10/15/31	95,000	107,850
2.45%, 12/02/31 (a)	400,000	360,074
5.20%, 03/30/35 (a)	15,000	15,457
4.80%, 09/15/35 (a)	145,000	144,081
5.95%, 05/15/37	195,000	210,578
3.00%, 12/02/41 (a)	345,000	257,997
4.30%, 05/15/43 (a)	125,000	108,448
4.80%, 08/01/45 (a)	160,000	147,435
4.95%, 08/15/45 (a)	160,000	148,903
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 05/01/48 (a)	170,000	150,207
3.50%, 05/01/50 (a)	125,000	90,191
3.10%, 12/02/51 (a)	610,000	405,289
4.20%, 11/15/69 (a)	135,000	100,352
6.13%, 09/15/15 (a)	269,000	269,547
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	185,666
CSX Corp.
3.25%, 06/01/27 (a)	313,000	310,475
3.80%, 03/01/28 (a)	300,000	299,707
4.25%, 03/15/29 (a)	150,000	151,322
2.40%, 02/15/30 (a)	225,000	210,631
4.10%, 11/15/32 (a)	180,000	176,728
5.20%, 11/15/33 (a)	100,000	104,198
6.00%, 10/01/36	200,000	217,367
6.15%, 05/01/37	250,000	274,907
6.22%, 04/30/40	250,000	274,876
5.50%, 04/15/41 (a)	180,000	183,850
4.75%, 05/30/42 (a)	50,000	46,249
4.40%, 03/01/43 (a)	180,000	158,284
4.10%, 03/15/44 (a)	250,000	209,647
3.80%, 11/01/46 (a)	260,000	203,878
4.30%, 03/01/48 (a)	130,000	108,604
4.75%, 11/15/48 (a)	220,000	195,901
4.50%, 03/15/49 (a)	200,000	170,767
3.35%, 09/15/49 (a)	410,000	288,647
3.80%, 04/15/50 (a)	150,000	114,481
3.95%, 05/01/50 (a)	150,000	116,642
2.50%, 05/15/51 (a)	250,000	147,890
4.50%, 11/15/52 (a)	345,000	292,809
4.50%, 08/01/54 (a)	205,000	172,589
4.25%, 11/01/66 (a)	200,000	153,862
4.65%, 03/01/68 (a)	150,000	123,376
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	187,917	181,081
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	145,000	145,524
4.95%, 07/10/28 (a)	290,000	295,271
3.75%, 10/28/29 (a)	200,000	195,660
5.25%, 07/10/30 (a)	290,000	298,247
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35 (c)	205,138	179,549
FedEx Corp.
3.40%, 02/15/28 (a)	460,000	453,627
3.10%, 08/05/29 (a)	345,000	332,159
4.25%, 05/15/30 (a)	210,000	211,204
2.40%, 05/15/31 (a)	330,000	299,277
4.90%, 01/15/34	112,000	112,470
3.90%, 02/01/35	155,000	143,889
3.25%, 05/15/41 (a)	100,000	75,061
3.88%, 08/01/42	100,000	79,590
4.10%, 04/15/43	75,000	60,796
5.10%, 01/15/44	175,000	159,576
4.10%, 02/01/45	187,000	148,068
4.75%, 11/15/45 (a)	375,000	323,451
4.55%, 04/01/46 (a)	325,000	273,679
4.40%, 01/15/47 (a)	215,000	175,220
4.05%, 02/15/48 (a)	275,000	210,559
4.95%, 10/17/48 (a)	255,000	222,726
5.25%, 05/15/50 (a)	300,000	276,269
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	150,000	135,191
6.50%, 05/06/34 (a)	215,000	232,582
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	200,000	204,543
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	262,641	234,258
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	158,112	149,953
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	150,073
Norfolk Southern Corp.
7.80%, 05/15/27	140,000	147,211
3.15%, 06/01/27 (a)	100,000	98,960
3.80%, 08/01/28 (a)	200,000	199,121
2.55%, 11/01/29 (a)	200,000	188,937
5.05%, 08/01/30 (a)	170,000	176,322
2.30%, 05/15/31 (a)	200,000	181,175
3.00%, 03/15/32 (a)	235,000	216,731
4.45%, 03/01/33 (a)	130,000	129,695
4.84%, 10/01/41	230,000	217,364
3.95%, 10/01/42 (a)	100,000	83,129
4.45%, 06/15/45 (a)	320,000	276,598
4.65%, 01/15/46 (a)	170,000	150,649
3.94%, 11/01/47 (a)	260,000	205,472
4.15%, 02/28/48 (a)	275,000	224,140
4.10%, 05/15/49 (a)	100,000	80,040
3.40%, 11/01/49 (a)	160,000	113,527
3.05%, 05/15/50 (a)	300,000	197,512
2.90%, 08/25/51 (a)	90,000	56,733
4.05%, 08/15/52 (a)	265,000	205,984
3.70%, 03/15/53 (a)	155,000	113,109
4.55%, 06/01/53 (a)	305,000	257,727
5.35%, 08/01/54 (a)	150,000	143,353
3.16%, 05/15/55 (a)	260,000	167,447
5.95%, 03/15/64 (a)	90,000	92,228
5.10%, 08/01/18 (a)	210,000	182,280
4.10%, 05/15/21 (a)	195,000	135,331
Ryder System, Inc.
2.85%, 03/01/27 (a)	235,000	232,085
5.30%, 03/15/27 (a)	50,000	50,723
4.30%, 06/15/27 (a)	50,000	50,237
5.65%, 03/01/28 (a)	150,000	154,840
5.25%, 06/01/28 (a)	255,000	262,007
6.30%, 12/01/28 (a)	100,000	106,002
5.38%, 03/15/29 (a)	135,000	139,833
4.95%, 09/01/29 (a)	50,000	51,164
4.90%, 12/01/29 (a)	100,000	102,147
5.00%, 03/15/30 (a)	100,000	102,478
6.60%, 12/01/33 (a)	325,000	362,911
Southwest Airlines Co.
5.13%, 06/15/27 (a)	475,000	481,077
3.45%, 11/16/27 (a)	125,000	123,275
4.38%, 11/15/28 (a)	200,000	200,507
2.63%, 02/10/30 (a)	140,000	130,154
5.25%, 11/15/35 (a)	200,000	195,762
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	335,000	304,407
Union Pacific Corp.
2.15%, 02/05/27 (a)	175,000	171,913
3.00%, 04/15/27 (a)	75,000	74,280
3.95%, 09/10/28 (a)	300,000	300,682
6.63%, 02/01/29	190,000	204,989
3.70%, 03/01/29 (a)	310,000	307,807
2.40%, 02/05/30 (a)	310,000	290,440
2.38%, 05/20/31 (a)	300,000	275,293
2.80%, 02/14/32 (a)	400,000	367,552
4.50%, 01/20/33 (a)	50,000	50,512
3.38%, 02/01/35 (a)	220,000	198,945
2.89%, 04/06/36 (a)	250,000	211,373
3.60%, 09/15/37 (a)	200,000	178,058
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 08/15/39 (a)	165,000	141,034
3.20%, 05/20/41 (a)	350,000	274,631
3.38%, 02/14/42 (a)	100,000	78,773
4.05%, 11/15/45 (a)	120,000	98,464
4.05%, 03/01/46 (a)	175,000	142,834
3.35%, 08/15/46 (a)	225,000	163,688
4.00%, 04/15/47 (a)	200,000	160,409
4.50%, 09/10/48 (a)	130,000	111,771
4.30%, 03/01/49 (a)	275,000	228,422
3.25%, 02/05/50 (a)	615,000	425,691
3.80%, 10/01/51 (a)	200,000	151,071
2.95%, 03/10/52 (a)	110,000	70,351
3.50%, 02/14/53 (a)	555,000	393,608
5.60%, 12/01/54 (a)	300,000	299,304
3.88%, 02/01/55 (a)	255,000	191,686
3.95%, 08/15/59 (a)	200,000	148,614
3.84%, 03/20/60 (a)	580,000	419,152
3.55%, 05/20/61 (a)(c)	385,000	258,544
2.97%, 09/16/62 (a)	350,000	205,449
5.15%, 01/20/63 (a)	20,000	18,374
4.10%, 09/15/67 (a)	225,000	167,154
3.75%, 02/05/70 (a)	265,000	179,254
3.80%, 04/06/71 (a)	300,000	206,081
3.85%, 02/14/72 (a)	165,000	114,774
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	153,137	149,208
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	180,664	173,984
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	136,625	132,169
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	130,064	127,687
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	212,095	194,268
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	384,266	393,344
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	391,848	409,267
United Airlines Pass-Through Trust
5.45%, 08/15/38	260,691	268,178
5.88%, 08/15/38	48,276	49,435
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	300,000	296,702
3.40%, 03/15/29 (a)	125,000	123,203
2.50%, 09/01/29 (a)	275,000	260,992
4.45%, 04/01/30 (a)	325,000	331,004
4.88%, 03/03/33 (a)	240,000	247,291
5.15%, 05/22/34 (a)	250,000	259,754
5.25%, 05/14/35 (a)	300,000	311,278
6.20%, 01/15/38	400,000	441,389
5.20%, 04/01/40 (a)	230,000	231,854
4.88%, 11/15/40 (a)	160,000	154,143
3.63%, 10/01/42	110,000	88,241
3.40%, 11/15/46 (a)	235,000	174,156
3.75%, 11/15/47 (a)	360,000	278,403
4.25%, 03/15/49 (a)	210,000	173,281
3.40%, 09/01/49 (a)	300,000	213,088
5.30%, 04/01/50 (a)	355,000	340,454
5.05%, 03/03/53 (a)	310,000	284,165
5.50%, 05/22/54 (a)	335,000	326,210
5.95%, 05/14/55 (a)	350,000	361,562
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 05/22/64 (a)	175,000	169,176
6.05%, 05/14/65 (a)	345,000	356,289
		45,472,990
		1,286,797,413

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	105,000	104,596
5.45%, 05/15/29 (a)	150,000	155,386
2.10%, 07/01/30 (a)	200,000	182,319
4.70%, 05/15/32 (a)	275,000	276,207
5.70%, 05/15/34 (a)	100,000	104,423
3.80%, 10/01/47 (a)	175,000	129,548
4.15%, 05/01/49 (a)	100,000	77,049
3.45%, 01/15/50 (a)	125,000	85,493
3.45%, 05/15/51 (a)	100,000	67,751
5.25%, 05/15/52 (a)	175,000	160,638
5.85%, 10/15/55 (a)	220,000	216,311
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	135,000	137,854
5.38%, 06/15/35 (a)	150,000	155,077
3.75%, 12/01/47 (a)	140,000	107,554
4.25%, 09/15/48 (a)	100,000	82,614
3.80%, 06/15/49 (a)	255,000	192,874
3.15%, 09/15/49 (a)	125,000	84,944
3.65%, 04/01/50 (a)	225,000	167,314
2.75%, 08/15/51 (a)	50,000	30,850
4.50%, 06/15/52 (a)	100,000	84,881
5.40%, 03/15/53 (a)	200,000	194,744
AES Corp.
5.45%, 06/01/28 (a)	250,000	255,908
2.45%, 01/15/31 (a)	285,000	258,521
5.80%, 03/15/32 (a)	225,000	230,874
Alabama Power Co.
3.75%, 09/01/27 (a)	160,000	160,171
1.45%, 09/15/30 (a)	190,000	168,721
4.30%, 03/15/31 (a)	150,000	150,580
3.05%, 03/15/32 (a)	210,000	195,164
3.94%, 09/01/32 (a)	185,000	179,581
5.10%, 04/02/35 (a)	150,000	153,685
6.00%, 03/01/39	150,000	161,499
3.85%, 12/01/42	150,000	122,772
4.15%, 08/15/44 (a)	150,000	125,590
3.75%, 03/01/45 (a)	175,000	137,838
3.70%, 12/01/47 (a)	225,000	172,082
4.30%, 07/15/48 (a)	220,000	183,274
3.45%, 10/01/49 (a)	260,000	185,445
3.13%, 07/15/51 (a)	290,000	192,392
3.00%, 03/15/52 (a)	205,000	133,066
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	210,000	209,734
Ameren Corp.
1.95%, 03/15/27 (a)	100,000	97,709
5.00%, 01/15/29 (a)	200,000	204,601
3.50%, 01/15/31 (a)	300,000	288,683
5.38%, 03/15/35 (a)	235,000	241,952
Ameren Illinois Co.
3.80%, 05/15/28 (a)	90,000	89,792
3.85%, 09/01/32 (a)	210,000	201,955
4.95%, 06/01/33 (a)	180,000	184,141
4.15%, 03/15/46 (a)	245,000	202,392
3.70%, 12/01/47 (a)	200,000	153,055
4.50%, 03/15/49 (a)	175,000	149,170
3.25%, 03/15/50 (a)	140,000	96,101
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 06/15/51 (a)	200,000	126,520
5.90%, 12/01/52 (a)	140,000	145,242
5.55%, 07/01/54 (a)	100,000	98,446
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	257,862
3.20%, 11/13/27 (a)	75,000	73,993
4.30%, 12/01/28 (a)	200,000	201,675
5.20%, 01/15/29 (a)	200,000	206,300
2.30%, 03/01/30 (a)	250,000	231,299
5.95%, 11/01/32 (a)	260,000	279,563
5.63%, 03/01/33 (a)	210,000	220,721
3.25%, 03/01/50 (a)	150,000	100,109
6.95%, 12/15/54 (a)(b)	175,000	188,075
7.05%, 12/15/54 (a)(b)	85,000	88,972
5.80%, 03/15/56 (a)(b)	320,000	317,778
6.05%, 03/15/56 (a)(b)	390,000	383,577
3.88%, 02/15/62 (a)(b)	325,000	319,430
Appalachian Power Co.
3.30%, 06/01/27 (a)	200,000	198,243
2.70%, 04/01/31 (a)	100,000	91,579
4.50%, 08/01/32 (a)	160,000	158,651
7.00%, 04/01/38	135,000	153,091
4.40%, 05/15/44 (a)	95,000	79,822
4.45%, 06/01/45 (a)	150,000	126,283
4.50%, 03/01/49 (a)	120,000	98,616
3.70%, 05/01/50 (a)	195,000	141,902
Arizona Public Service Co.
2.95%, 09/15/27 (a)	95,000	93,527
2.60%, 08/15/29 (a)	100,000	94,674
2.20%, 12/15/31 (a)	250,000	219,473
5.55%, 08/01/33 (a)	200,000	209,332
5.70%, 08/15/34 (a)	105,000	110,492
5.05%, 09/01/41 (a)	190,000	183,417
4.50%, 04/01/42 (a)	70,000	61,676
4.35%, 11/15/45 (a)	200,000	166,914
4.20%, 08/15/48 (a)	100,000	80,459
4.25%, 03/01/49 (a)	150,000	120,170
3.50%, 12/01/49 (a)	195,000	136,929
3.35%, 05/15/50 (a)	190,000	130,523
2.65%, 09/15/50 (a)	175,000	104,416
5.90%, 08/15/55 (a)	210,000	213,713
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	215,000	215,507
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	192,613
Avista Corp.
4.35%, 06/01/48 (a)	150,000	123,514
4.00%, 04/01/52 (a)	160,000	119,855
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	275,000	248,685
5.30%, 06/01/34 (a)	125,000	129,574
5.45%, 06/01/35 (a)	200,000	207,469
6.35%, 10/01/36	125,000	138,659
3.50%, 08/15/46 (a)	215,000	159,484
3.75%, 08/15/47 (a)	180,000	137,906
4.25%, 09/15/48 (a)	115,000	94,276
3.20%, 09/15/49 (a)	185,000	125,363
2.90%, 06/15/50 (a)	130,000	83,402
4.55%, 06/01/52 (a)	175,000	147,569
Basin Electric Power Cooperative
5.85%, 10/15/55 (a)(e)	150,000	147,013
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	310,000	305,851
3.70%, 07/15/30 (a)	205,000	201,707
1.65%, 05/15/31 (a)	175,000	152,532
6.13%, 04/01/36	520,000	565,438
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 05/15/37	150,000	160,859
5.15%, 11/15/43 (a)	260,000	249,772
4.50%, 02/01/45 (a)	250,000	217,037
3.80%, 07/15/48 (a)	220,000	166,633
4.45%, 01/15/49 (a)	300,000	250,672
4.25%, 10/15/50 (a)	200,000	160,300
2.85%, 05/15/51 (a)	455,000	282,985
4.60%, 05/01/53 (a)	310,000	261,111
Black Hills Corp.
3.15%, 01/15/27 (a)	220,000	218,042
5.95%, 03/15/28 (a)	40,000	41,516
3.05%, 10/15/29 (a)	310,000	296,368
2.50%, 06/15/30 (a)	200,000	185,615
4.35%, 05/01/33 (a)	100,000	96,505
6.15%, 05/15/34 (a)	150,000	161,028
4.20%, 09/15/46 (a)	115,000	91,778
3.88%, 10/15/49 (a)	140,000	104,449
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	40,000	39,672
5.20%, 10/01/28 (a)	225,000	232,378
3.00%, 03/01/32 (a)	100,000	91,970
4.45%, 10/01/32 (a)	260,000	259,107
6.95%, 03/15/33	175,000	198,873
4.95%, 04/01/33 (a)	290,000	295,867
5.05%, 03/01/35 (a)	150,000	151,843
4.95%, 08/15/35 (a)	180,000	181,579
3.55%, 08/01/42 (a)	153,000	121,858
3.95%, 03/01/48 (a)	200,000	159,653
4.25%, 02/01/49 (a)	100,000	82,827
2.90%, 07/01/50 (a)	125,000	80,891
3.35%, 04/01/51 (a)	255,000	179,863
3.60%, 03/01/52 (a)	235,000	172,056
4.85%, 10/01/52 (a)	150,000	134,548
5.30%, 04/01/53 (a)	165,000	157,401
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	210,000	217,620
2.95%, 03/01/30 (a)	219,000	207,610
6.85%, 02/15/55 (a)(b)	135,000	144,341
7.00%, 02/15/55 (a)(b)	125,000	130,548
6.70%, 05/15/55 (a)(b)	220,000	226,376
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	160,000	138,972
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	145,000	152,455
CMS Energy Corp.
4.88%, 03/01/44 (a)	100,000	89,458
4.75%, 06/01/50 (a)(b)	230,000	226,441
3.75%, 12/01/50 (a)(b)	140,000	129,139
6.50%, 06/01/55 (a)(b)	300,000	308,682
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	98,697
3.70%, 08/15/28 (a)	275,000	274,105
3.15%, 03/15/32 (a)	50,000	46,373
4.90%, 02/01/33 (a)	75,000	76,845
5.90%, 03/15/36	200,000	214,936
6.45%, 01/15/38	110,000	123,009
3.80%, 10/01/42 (a)	200,000	161,665
4.60%, 08/15/43 (a)	150,000	133,913
4.70%, 01/15/44 (a)	150,000	134,579
3.70%, 03/01/45 (a)	150,000	117,458
4.35%, 11/15/45 (a)	150,000	127,489
3.65%, 06/15/46 (a)	250,000	191,092
3.75%, 08/15/47 (a)	235,000	179,505
4.00%, 03/01/48 (a)	225,000	178,846
4.00%, 03/01/49 (a)	190,000	148,294
3.20%, 11/15/49 (a)	125,000	84,550
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 03/01/50 (a)	300,000	196,451
3.13%, 03/15/51 (a)	250,000	166,195
2.75%, 09/01/51 (a)	205,000	126,095
3.85%, 03/15/52 (a)	140,000	105,092
5.95%, 06/01/55 (a)	200,000	207,733
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	198,582
4.65%, 01/01/29 (a)	150,000	152,960
2.05%, 07/01/31 (a)	100,000	88,898
4.90%, 07/01/33 (a)	155,000	157,384
4.95%, 08/15/34 (a)	200,000	202,095
4.30%, 04/15/44 (a)	150,000	128,705
4.15%, 06/01/45 (a)	160,000	132,828
4.00%, 04/01/48 (a)	320,000	254,751
5.25%, 01/15/53 (a)	130,000	123,243
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	35,000	34,609
3.80%, 05/15/28 (a)	110,000	109,746
4.00%, 12/01/28 (a)	200,000	200,793
3.35%, 04/01/30 (a)	395,000	382,882
2.40%, 06/15/31 (a)(c)	125,000	114,369
5.50%, 03/15/34 (a)	250,000	262,685
5.30%, 03/01/35	205,000	211,357
5.85%, 03/15/36	160,000	170,497
6.30%, 08/15/37	245,000	272,842
6.75%, 04/01/38	200,000	229,080
5.50%, 12/01/39	250,000	255,688
5.70%, 06/15/40	150,000	156,668
4.20%, 03/15/42	150,000	128,473
3.95%, 03/01/43 (a)	250,000	205,643
4.45%, 03/15/44 (a)	320,000	279,130
4.50%, 12/01/45 (a)	250,000	215,362
3.85%, 06/15/46 (a)	220,000	172,713
3.88%, 06/15/47 (a)	225,000	174,752
4.65%, 12/01/48 (a)	140,000	121,401
4.13%, 05/15/49 (a)	230,000	182,918
3.95%, 04/01/50 (a)	350,000	273,005
3.20%, 12/01/51 (a)	175,000	116,491
6.15%, 11/15/52 (a)	150,000	158,127
5.90%, 11/15/53 (a)	155,000	158,220
5.70%, 05/15/54 (a)	250,000	249,754
4.63%, 12/01/54 (a)	300,000	253,294
5.75%, 11/15/55 (a)	280,000	279,739
4.30%, 12/01/56 (a)	205,000	161,918
4.00%, 11/15/57 (a)	145,000	108,239
4.50%, 05/15/58 (a)	265,000	217,612
3.70%, 11/15/59 (a)	180,000	125,762
3.00%, 12/01/60 (a)	295,000	174,567
3.60%, 06/15/61 (a)	225,000	154,562
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	200,000	206,476
5.80%, 03/01/33 (a)	200,000	213,716
6.13%, 01/15/34 (a)	200,000	217,048
6.25%, 10/01/39	250,000	271,739
5.75%, 10/01/41 (a)	100,000	101,975
5.60%, 06/15/42 (a)	240,000	241,025
6.50%, 10/01/53 (a)	265,000	289,060
5.75%, 03/15/54 (a)	230,000	228,531
Consumers Energy Co.
3.80%, 11/15/28 (a)	50,000	49,879
4.90%, 02/15/29 (a)	200,000	205,229
4.60%, 05/30/29 (a)	150,000	152,537
4.70%, 01/15/30 (a)	200,000	204,489
4.50%, 01/15/31 (a)	150,000	151,722
3.60%, 08/15/32 (a)	125,000	118,678
4.63%, 05/15/33 (a)	160,000	160,720
5.05%, 05/15/35 (a)	150,000	152,736
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 05/15/43 (a)	120,000	99,165
3.25%, 08/15/46 (a)	200,000	144,781
3.95%, 07/15/47 (a)	100,000	79,958
4.05%, 05/15/48 (a)	210,000	169,421
4.35%, 04/15/49 (a)	200,000	166,737
3.75%, 02/15/50 (a)	190,000	142,924
3.10%, 08/15/50 (a)	225,000	150,424
3.50%, 08/01/51 (a)	230,000	165,908
2.65%, 08/15/52 (a)	105,000	65,066
4.20%, 09/01/52 (a)	55,000	44,248
2.50%, 05/01/60 (a)	150,000	82,423
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(e)	105,000	104,563
3.95%, 06/15/49 (a)	125,000	93,284
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	127,026
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	89,263
5.30%, 05/15/33	215,000	224,095
6.05%, 01/15/38	135,000	145,596
5.45%, 02/01/41 (a)	100,000	101,086
4.60%, 06/15/43 (a)	100,000	89,859
6.25%, 10/15/53 (a)	50,000	53,909
5.10%, 06/01/65 (a)	245,000	217,986
Dominion Energy, Inc.
3.60%, 03/15/27 (a)	265,000	263,848
4.25%, 06/01/28 (a)	200,000	200,713
3.38%, 04/01/30 (a)	500,000	482,646
5.00%, 06/15/30 (a)	200,000	205,575
2.25%, 08/15/31 (a)	280,000	249,668
4.35%, 08/15/32 (a)	100,000	98,284
5.38%, 11/15/32 (a)	250,000	259,897
6.30%, 03/15/33	180,000	195,966
5.25%, 08/01/33	250,000	256,602
5.45%, 03/15/35 (a)	200,000	205,081
5.95%, 06/15/35	325,000	346,741
7.00%, 06/15/38	205,000	232,385
3.30%, 04/15/41 (a)	100,000	75,968
4.90%, 08/01/41 (a)	200,000	184,678
4.05%, 09/15/42 (a)	110,000	89,514
4.70%, 12/01/44 (a)	250,000	219,474
4.60%, 03/15/49 (a)	230,000	192,040
4.85%, 08/15/52 (a)	100,000	86,038
7.00%, 06/01/54 (a)(b)	250,000	271,136
6.88%, 02/01/55 (a)(b)	250,000	260,291
6.63%, 05/15/55 (a)(b)	300,000	309,135
6.00%, 02/15/56 (a)(b)	400,000	402,947
6.20%, 02/15/56 (a)(b)	375,000	377,514
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	143,858
2.25%, 03/01/30 (a)	250,000	232,712
2.63%, 03/01/31 (a)	205,000	189,597
5.20%, 04/01/33 (a)	150,000	156,176
5.20%, 03/01/34 (a)	150,000	154,956
5.25%, 05/15/35 (a)	200,000	205,859
4.00%, 04/01/43 (a)	235,000	196,030
4.30%, 07/01/44 (a)	165,000	140,708
3.70%, 03/15/45 (a)	175,000	136,988
3.70%, 06/01/46 (a)	295,000	227,125
3.75%, 08/15/47 (a)	175,000	134,577
4.05%, 05/15/48 (a)	255,000	207,185
3.95%, 03/01/49 (a)	239,000	188,603
2.95%, 03/01/50 (a)	115,000	75,845
3.25%, 04/01/51 (a)	200,000	137,500
5.40%, 04/01/53 (a)	205,000	199,398
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Energy Co.
4.95%, 07/01/27 (a)	430,000	435,778
4.88%, 06/01/28 (a)	200,000	203,498
5.10%, 03/01/29 (a)	350,000	358,935
3.40%, 06/15/29 (a)	250,000	243,237
2.95%, 03/01/30 (a)	210,000	199,019
5.20%, 04/01/30 (a)	300,000	309,814
5.85%, 06/01/34 (a)	200,000	213,427
5.05%, 10/01/35 (a)	160,000	160,039
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	236,596
2.45%, 08/15/29 (a)	150,000	142,089
2.45%, 02/01/30 (a)	250,000	234,545
2.55%, 04/15/31 (a)	90,000	82,922
2.85%, 03/15/32 (a)	150,000	137,525
6.45%, 10/15/32	180,000	199,731
4.95%, 01/15/33 (a)	250,000	257,782
4.85%, 01/15/34 (a)	255,000	258,397
5.25%, 03/15/35 (a)	200,000	206,919
6.10%, 06/01/37	150,000	161,847
6.00%, 01/15/38	205,000	220,936
6.05%, 04/15/38	175,000	189,496
5.30%, 02/15/40	250,000	253,460
4.25%, 12/15/41 (a)	200,000	176,027
4.00%, 09/30/42 (a)	200,000	168,221
3.75%, 06/01/45 (a)	200,000	157,412
3.88%, 03/15/46 (a)	255,000	202,268
3.70%, 12/01/47 (a)	165,000	124,924
3.95%, 03/15/48 (a)	180,000	142,826
3.20%, 08/15/49 (a)	300,000	205,227
3.45%, 04/15/51 (a)	145,000	102,891
3.55%, 03/15/52 (a)	250,000	180,025
5.35%, 01/15/53 (a)	200,000	192,075
5.40%, 01/15/54 (a)	100,000	96,915
Duke Energy Corp.
3.15%, 08/15/27 (a)	340,000	336,234
5.00%, 12/08/27 (a)	260,000	265,366
4.30%, 03/15/28 (a)	225,000	226,320
3.40%, 06/15/29 (a)	200,000	195,330
2.45%, 06/01/30 (a)	300,000	278,385
2.55%, 06/15/31 (a)	425,000	387,319
4.50%, 08/15/32 (a)	300,000	299,421
5.75%, 09/15/33 (a)	150,000	159,023
5.45%, 06/15/34 (a)	295,000	307,519
4.95%, 09/15/35 (a)	290,000	287,731
3.30%, 06/15/41 (a)	150,000	115,685
4.80%, 12/15/45 (a)	200,000	177,675
3.75%, 09/01/46 (a)	445,000	337,478
3.95%, 08/15/47 (a)	145,000	111,720
4.20%, 06/15/49 (a)	200,000	157,649
3.50%, 06/15/51 (a)	250,000	173,288
5.00%, 08/15/52 (a)	315,000	278,183
6.10%, 09/15/53 (a)	200,000	206,836
5.80%, 06/15/54 (a)	200,000	197,955
6.45%, 09/01/54 (a)(b)	240,000	251,841
5.70%, 09/15/55 (a)	220,000	213,877
3.25%, 01/15/82 (a)(b)	360,000	350,158
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	150,000	149,198
3.80%, 07/15/28 (a)	295,000	294,863
2.50%, 12/01/29 (a)	180,000	170,075
1.75%, 06/15/30 (a)	275,000	248,125
5.88%, 11/15/33 (a)	200,000	216,120
4.85%, 12/01/35 (a)	175,000	174,524
6.35%, 09/15/37	170,000	188,981
6.40%, 06/15/38	300,000	335,050
5.65%, 04/01/40	185,000	192,393
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 11/15/42 (a)	150,000	123,556
3.40%, 10/01/46 (a)	300,000	218,859
4.20%, 07/15/48 (a)	240,000	195,252
3.00%, 12/15/51 (a)	180,000	116,665
5.95%, 11/15/52 (a)	120,000	124,171
6.20%, 11/15/53 (a)	75,000	80,334
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	100,000	103,691
6.12%, 10/15/35	125,000	135,654
6.35%, 08/15/38	225,000	248,695
6.45%, 04/01/39	200,000	221,619
4.90%, 07/15/43 (a)	75,000	69,966
3.75%, 05/15/46 (a)	200,000	155,809
3.25%, 10/01/49 (a)	225,000	153,913
2.75%, 04/01/50 (a)	210,000	131,336
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	160,000	158,544
2.13%, 06/01/30 (a)	200,000	183,376
5.25%, 04/01/33 (a)	100,000	103,693
5.30%, 06/15/35 (a)	100,000	103,281
3.70%, 06/15/46 (a)	245,000	187,035
4.30%, 02/01/49 (a)	125,000	102,446
5.65%, 04/01/53 (a)	100,000	99,019
5.55%, 03/15/54 (a)	170,000	166,026
Duke Energy Progress LLC
4.35%, 03/06/27	250,000	252,088
3.45%, 03/15/29 (a)	55,000	54,215
2.00%, 08/15/31 (a)	200,000	177,689
3.40%, 04/01/32 (a)	125,000	118,371
5.25%, 03/15/33 (a)	150,000	156,161
5.10%, 03/15/34 (a)	150,000	154,687
5.05%, 03/15/35 (a)	200,000	203,690
4.10%, 05/15/42 (a)	225,000	191,626
4.10%, 03/15/43 (a)	170,000	143,396
4.38%, 03/30/44 (a)	150,000	128,657
4.15%, 12/01/44 (a)	280,000	233,670
4.20%, 08/15/45 (a)	175,000	145,618
3.70%, 10/15/46 (a)	165,000	125,976
3.60%, 09/15/47 (a)	250,000	186,378
2.50%, 08/15/50 (a)	225,000	131,401
2.90%, 08/15/51 (a)	235,000	148,132
4.00%, 04/01/52 (a)	205,000	159,150
5.35%, 03/15/53 (a)	260,000	248,431
Edison International
5.75%, 06/15/27 (a)	305,000	310,595
4.13%, 03/15/28 (a)	215,000	212,682
5.25%, 11/15/28 (a)	245,000	248,395
6.95%, 11/15/29 (a)	150,000	159,774
6.25%, 03/15/30 (a)	150,000	157,020
El Paso Electric Co.
6.00%, 05/15/35	169,000	176,014
5.00%, 12/01/44 (a)	75,000	66,639
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	100,000	90,499
4.75%, 06/15/46 (a)	400,000	342,099
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	339,750
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	200,000	200,316
5.15%, 01/15/33 (a)	125,000	129,371
5.30%, 09/15/33 (a)	210,000	219,045
5.45%, 06/01/34 (a)	100,000	104,645
4.20%, 04/01/49 (a)	225,000	182,065
2.65%, 06/15/51 (a)	195,000	116,290
3.35%, 06/15/52 (a)	120,000	81,490
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
1.90%, 06/15/28 (a)	25,000	23,725
2.80%, 06/15/30 (a)	300,000	281,098
2.40%, 06/15/31 (a)	300,000	269,670
3.75%, 06/15/50 (a)	245,000	178,305
7.13%, 12/01/54 (a)(b)	320,000	336,502
5.88%, 06/15/56 (a)(b)	180,000	180,117
6.10%, 06/15/56 (a)(b)	210,000	209,954
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	200,000	197,798
3.25%, 04/01/28 (a)	200,000	197,270
1.60%, 12/15/30 (a)	65,000	57,487
3.05%, 06/01/31 (a)	120,000	112,656
2.35%, 06/15/32 (a)	245,000	216,416
4.00%, 03/15/33 (a)	211,000	203,724
5.15%, 09/15/34 (a)	100,000	102,365
3.10%, 06/15/41 (a)	95,000	72,421
4.95%, 01/15/45 (a)	235,000	215,881
4.20%, 09/01/48 (a)	380,000	307,707
4.20%, 04/01/50 (a)	220,000	175,765
2.90%, 03/15/51 (a)	300,000	188,389
5.70%, 03/15/54 (a)	150,000	149,482
5.80%, 03/15/55 (a)	235,000	236,480
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	97,446
5.00%, 09/01/33 (a)	285,000	290,464
3.85%, 06/01/49 (a)	210,000	160,768
3.50%, 06/01/51 (a)	210,000	146,338
5.85%, 06/01/54 (a)	120,000	121,115
5.80%, 04/15/55 (a)	100,000	100,654
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	217,000	216,946
1.75%, 03/15/31 (a)	250,000	220,736
4.50%, 03/30/39 (a)	80,000	74,372
3.55%, 09/30/49 (a)	210,000	150,202
5.00%, 09/15/52 (a)	100,000	88,987
5.80%, 09/01/53 (a)	100,000	99,877
5.55%, 09/15/54 (a)	150,000	145,617
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	220,000	218,033
4.70%, 03/13/28	45,000	45,702
4.13%, 03/01/42 (a)	150,000	126,326
4.10%, 04/01/43 (a)	160,000	132,929
4.25%, 12/01/45 (a)	200,000	166,569
3.25%, 09/01/49 (a)	185,000	126,063
3.45%, 04/15/50 (a)	135,000	95,307
5.70%, 03/15/53 (a)	50,000	49,646
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	260,000	239,989
5.40%, 04/01/34 (a)	120,000	124,949
5.13%, 08/15/35 (a)	120,000	121,452
5.30%, 10/01/41 (a)	50,000	49,728
4.20%, 06/15/47 (a)	125,000	101,677
4.20%, 03/15/48 (a)	130,000	106,491
4.13%, 04/01/49 (a)	195,000	156,496
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	238,507
6.65%, 06/01/55 (a)(b)	150,000	153,550
Eversource Energy
5.00%, 01/01/27	100,000	100,878
2.90%, 03/01/27 (a)	200,000	197,391
4.60%, 07/01/27 (a)	200,000	201,512
3.30%, 01/15/28 (a)	250,000	245,757
5.45%, 03/01/28 (a)	280,000	287,091
5.95%, 02/01/29 (a)	275,000	287,667
4.25%, 04/01/29 (a)	220,000	219,716
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 08/15/30 (a)	200,000	176,668
2.55%, 03/15/31 (a)	335,000	303,203
5.85%, 04/15/31 (a)	305,000	322,097
3.38%, 03/01/32 (a)	255,000	236,138
5.13%, 05/15/33 (a)	200,000	202,159
5.95%, 07/15/34 (a)	225,000	238,151
3.45%, 01/15/50 (a)	305,000	216,601
Exelon Corp.
2.75%, 03/15/27 (a)	200,000	197,050
5.15%, 03/15/28 (a)	385,000	393,565
5.15%, 03/15/29 (a)	200,000	205,787
4.05%, 04/15/30 (a)	450,000	446,085
3.35%, 03/15/32 (a)	245,000	229,359
5.30%, 03/15/33 (a)	250,000	259,972
5.45%, 03/15/34 (a)	265,000	275,848
4.95%, 06/15/35 (a)(e)	150,000	149,637
5.63%, 06/15/35	150,000	157,143
5.10%, 06/15/45 (a)	200,000	185,125
4.45%, 04/15/46 (a)	100,000	83,997
4.70%, 04/15/50 (a)	265,000	227,044
4.10%, 03/15/52 (a)	120,000	92,649
5.60%, 03/15/53 (a)	305,000	295,806
5.88%, 03/15/55 (a)	150,000	150,475
6.50%, 03/15/55 (a)(b)	340,000	354,442
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	485,000	483,634
2.65%, 03/01/30 (a)	245,000	228,581
2.25%, 09/01/30 (a)	150,000	135,894
4.85%, 07/15/47 (a)(g)	170,000	149,676
3.40%, 03/01/50 (a)	325,000	224,871
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	100,803
4.75%, 01/15/33 (a)(e)	140,000	139,997
Florida Power & Light Co.
3.30%, 05/30/27 (a)	45,000	44,798
5.05%, 04/01/28 (a)	300,000	307,748
4.40%, 05/15/28 (a)	230,000	232,966
5.15%, 06/15/29 (a)	200,000	207,922
4.63%, 05/15/30 (a)	200,000	204,109
2.45%, 02/03/32 (a)	370,000	334,194
5.10%, 04/01/33 (a)	230,000	238,531
5.63%, 04/01/34	320,000	341,535
5.30%, 06/15/34 (a)	325,000	340,720
5.00%, 08/01/34 (a)	100,000	102,309
4.95%, 06/01/35	85,000	86,334
4.70%, 02/15/36 (a)	200,000	198,193
5.95%, 02/01/38	220,000	238,969
5.96%, 04/01/39	190,000	205,357
5.69%, 03/01/40	165,000	173,745
5.25%, 02/01/41 (a)	180,000	179,586
4.13%, 02/01/42 (a)	250,000	217,867
4.05%, 06/01/42 (a)	210,000	179,479
3.80%, 12/15/42 (a)	175,000	143,891
4.05%, 10/01/44 (a)	235,000	196,163
3.70%, 12/01/47 (a)	210,000	161,554
3.95%, 03/01/48 (a)	240,000	191,950
4.13%, 06/01/48 (a)	210,000	171,724
3.99%, 03/01/49 (a)	210,000	166,813
3.15%, 10/01/49 (a)	260,000	178,275
2.88%, 12/04/51 (a)	400,000	255,206
5.30%, 04/01/53 (a)	225,000	216,235
5.60%, 06/15/54 (a)	135,000	135,695
5.70%, 03/15/55 (a)	300,000	304,601
5.80%, 03/15/65 (a)	200,000	204,254
5.60%, 02/15/66 (a)	350,000	345,247
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgia Power Co.
5.00%, 02/23/27 (a)	150,000	152,017
3.25%, 03/30/27 (a)	130,000	129,241
4.65%, 05/16/28 (a)	270,000	274,393
4.00%, 10/01/28 (a)	220,000	220,886
2.65%, 09/15/29 (a)	165,000	157,168
4.55%, 03/15/30 (a)	200,000	203,437
4.70%, 05/15/32 (a)	250,000	253,779
4.95%, 05/17/33 (a)	275,000	280,749
5.25%, 03/15/34 (a)	270,000	278,928
5.20%, 03/15/35 (a)	200,000	205,397
4.75%, 09/01/40	100,000	95,054
4.30%, 03/15/42	300,000	262,759
4.30%, 03/15/43	205,000	177,688
3.70%, 01/30/50 (a)	225,000	168,229
3.25%, 03/15/51 (a)	220,000	150,364
5.13%, 05/15/52 (a)	275,000	256,554
5.50%, 10/01/55 (a)	150,000	146,050
Iberdrola International BV
6.75%, 07/15/36	160,000	183,188
Idaho Power Co.
5.20%, 08/15/34 (a)	125,000	128,656
4.20%, 03/01/48 (a)	310,000	254,050
5.50%, 03/15/53 (a)	100,000	97,886
5.70%, 03/15/55 (a)	115,000	114,645
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	49,958
6.05%, 03/15/37	115,000	125,593
4.55%, 03/15/46 (a)	145,000	126,110
3.75%, 07/01/47 (a)	150,000	113,539
4.25%, 08/15/48 (a)	200,000	162,002
3.25%, 05/01/51 (a)	130,000	86,617
5.63%, 04/01/53 (a)	150,000	148,909
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	250,003
3.60%, 04/01/29 (a)	80,000	78,490
2.30%, 06/01/30 (a)	175,000	160,821
5.60%, 06/29/35 (a)	150,000	156,291
6.25%, 07/15/39	50,000	53,552
3.70%, 09/15/46 (a)	125,000	93,491
3.50%, 09/30/49 (a)	180,000	128,734
3.10%, 11/30/51 (a)	145,000	93,337
5.60%, 10/01/55 (a)	90,000	87,440
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	255,000	250,050
5.75%, 04/01/34 (a)	90,000	92,038
ITC Holdings Corp.
3.35%, 11/15/27 (a)	225,000	222,674
5.30%, 07/01/43 (a)	100,000	96,656
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(e)	100,000	99,931
4.40%, 01/15/31 (a)(e)	150,000	149,528
5.10%, 01/15/35 (a)	250,000	253,209
5.15%, 01/15/36 (a)(e)	150,000	151,838
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	23,059	22,558
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	232,091	222,539
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	196,506
4.38%, 10/01/45 (a)	150,000	127,092
3.30%, 06/01/50 (a)	150,000	103,553
5.85%, 08/15/55 (a)	210,000	212,088
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	395,000	413,646
4.25%, 04/01/49 (a)	150,000	123,240
5.85%, 08/15/55 (a)	210,000	211,969
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	49,547
3.65%, 04/15/29 (a)	300,000	296,774
6.75%, 12/30/31	370,000	416,556
5.35%, 01/15/34 (a)	175,000	182,875
5.80%, 10/15/36	100,000	107,870
4.80%, 09/15/43 (a)	150,000	136,332
4.40%, 10/15/44 (a)	190,000	164,162
4.25%, 05/01/46 (a)	195,000	163,680
3.95%, 08/01/47 (a)	165,000	131,042
3.65%, 08/01/48 (a)	265,000	198,946
4.25%, 07/15/49 (a)	300,000	246,109
3.15%, 04/15/50 (a)	215,000	146,008
2.70%, 08/01/52 (a)	145,000	88,848
5.85%, 09/15/54 (a)	140,000	144,138
5.30%, 02/01/55 (a)	35,000	33,206
5.50%, 11/15/56 (a)	120,000	117,487
Mississippi Power Co.
3.95%, 03/30/28 (a)	195,000	195,085
4.25%, 03/15/42	100,000	85,945
3.10%, 07/30/51 (a)	255,000	166,961
National Grid PLC
5.60%, 06/12/28 (a)	75,000	77,468
5.81%, 06/12/33 (a)	250,000	266,128
5.42%, 01/11/34 (a)	200,000	207,065
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27 (a)	200,000	202,005
3.05%, 04/25/27 (a)	75,000	74,265
5.10%, 05/06/27 (a)	150,000	152,291
4.12%, 09/16/27 (a)	195,000	195,936
3.95%, 12/10/27	200,000	211,596
3.40%, 02/07/28 (a)	350,000	346,917
4.75%, 02/07/28 (a)	200,000	203,168
4.15%, 08/25/28 (a)	210,000	211,230
5.05%, 09/15/28 (a)	100,000	102,650
3.90%, 11/01/28 (a)	270,000	269,817
4.85%, 02/07/29 (a)	145,000	148,476
3.70%, 03/15/29 (a)	275,000	271,850
4.95%, 02/07/30 (a)	35,000	36,035
2.40%, 03/15/30 (a)	200,000	186,733
4.30%, 12/10/30 (a)	120,000	120,278
1.35%, 03/15/31 (a)	250,000	216,054
1.65%, 06/15/31 (a)	150,000	130,686
8.00%, 03/01/32	160,000	189,178
2.75%, 04/15/32 (a)	180,000	162,866
4.02%, 11/01/32 (a)	160,000	155,652
4.15%, 12/15/32 (a)	195,000	191,225
5.80%, 01/15/33 (a)	225,000	241,842
5.00%, 08/15/34 (a)	100,000	101,958
4.40%, 11/01/48 (a)	180,000	152,107
4.30%, 03/15/49 (a)(c)	155,000	130,144
7.13%, 09/15/53 (a)(b)	125,000	131,078
Nevada Power Co.
3.70%, 05/01/29 (a)	280,000	275,975
2.40%, 05/01/30 (a)	175,000	161,835
6.65%, 04/01/36	150,000	168,947
6.75%, 07/01/37	100,000	112,682
3.13%, 08/01/50 (a)	50,000	32,589
5.90%, 05/01/53 (a)	50,000	50,299
6.00%, 03/15/54 (a)	150,000	153,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	350,000	342,770
3.55%, 05/01/27 (a)	480,000	477,403
4.63%, 07/15/27 (a)	410,000	414,808
4.69%, 09/01/27	600,000	607,335
4.85%, 02/04/28	250,000	254,771
4.90%, 02/28/28 (a)	410,000	417,811
1.90%, 06/15/28 (a)	475,000	452,762
4.90%, 03/15/29 (a)	200,000	205,120
3.50%, 04/01/29 (a)	155,000	152,108
2.75%, 11/01/29 (a)	350,000	333,503
5.00%, 02/28/30 (a)	200,000	206,306
5.05%, 03/15/30 (a)	250,000	258,192
2.25%, 06/01/30 (a)	660,000	607,254
2.44%, 01/15/32 (a)	325,000	289,601
5.30%, 03/15/32 (a)	200,000	208,627
5.00%, 07/15/32 (a)	300,000	307,476
5.05%, 02/28/33 (a)	250,000	255,994
5.25%, 03/15/34 (a)	325,000	333,697
5.45%, 03/15/35 (a)	300,000	310,712
3.00%, 01/15/52 (a)	100,000	63,496
5.25%, 02/28/53 (a)	340,000	316,846
5.55%, 03/15/54 (a)	240,000	232,186
6.75%, 06/15/54 (a)(b)	300,000	320,334
6.70%, 09/01/54 (a)(b)	295,000	306,631
5.90%, 03/15/55 (a)	150,000	151,944
6.38%, 08/15/55 (a)(b)	515,000	532,319
6.50%, 08/15/55 (a)(b)	360,000	379,378
4.80%, 12/01/77 (a)(b)	225,000	221,677
5.65%, 05/01/79 (a)(b)	210,000	212,377
3.80%, 03/15/82 (a)(b)	240,000	235,472
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	181,789
5.05%, 05/15/35 (a)	200,000	204,136
6.25%, 06/01/36	215,000	237,217
6.20%, 07/01/37	175,000	192,643
5.35%, 11/01/39	170,000	172,741
3.40%, 08/15/42 (a)	145,000	113,598
3.60%, 09/15/47 (a)	100,000	75,245
2.90%, 03/01/50 (a)	130,000	85,310
2.60%, 06/01/51 (a)	280,000	171,581
3.20%, 04/01/52 (a)	50,000	34,188
4.50%, 06/01/52 (a)	145,000	123,262
5.10%, 05/15/53 (a)	210,000	195,033
5.40%, 03/15/54 (a)	160,000	155,284
5.65%, 06/15/54 (a)	95,000	95,882
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	153,115
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	247,764
3.25%, 05/15/29 (a)	115,000	111,780
3.95%, 04/01/30 (a)	305,000	301,280
1.95%, 08/15/31 (a)	205,000	180,871
5.40%, 06/01/34 (a)	150,000	155,608
5.50%, 03/15/40	115,000	116,525
4.40%, 03/01/44 (a)	60,000	51,779
3.10%, 06/01/51 (a)	350,000	234,766
4.55%, 06/01/52 (a)	90,000	76,284
Oglethorpe Power Corp.
5.95%, 11/01/39	180,000	188,622
5.38%, 11/01/40	200,000	198,167
4.50%, 04/01/47 (a)	125,000	104,703
5.05%, 10/01/48 (a)	200,000	178,607
3.75%, 08/01/50 (a)	150,000	107,592
5.25%, 09/01/50	115,000	104,130
6.20%, 12/01/53 (a)	125,000	128,612
5.80%, 06/01/54 (a)	25,000	24,491
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Edison Co.
6.88%, 07/15/36	100,000	114,559
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	219,527
1.63%, 01/15/31 (a)	200,000	175,770
5.65%, 06/01/34 (a)	245,000	255,803
4.15%, 04/01/48 (a)	200,000	158,308
4.00%, 06/01/49 (a)	150,000	115,638
2.90%, 10/01/51 (a)	120,000	74,006
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	120,633
3.25%, 04/01/30 (a)	200,000	192,123
5.40%, 01/15/33 (a)	175,000	183,407
4.15%, 04/01/47 (a)	290,000	234,571
3.85%, 08/15/47 (a)	190,000	148,002
5.60%, 04/01/53 (a)	105,000	103,110
5.80%, 04/01/55 (a)	50,000	50,485
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	155,000	156,334
3.70%, 11/15/28 (a)	200,000	198,728
5.75%, 03/15/29 (a)	123,000	128,741
4.65%, 11/01/29 (a)	125,000	127,125
2.75%, 05/15/30 (a)	200,000	188,542
7.00%, 05/01/32	250,000	282,524
4.15%, 06/01/32 (a)	150,000	146,946
4.55%, 09/15/32 (a)	200,000	200,136
5.65%, 11/15/33 (a)	250,000	265,970
5.35%, 04/01/35 (a)(e)	175,000	180,634
7.50%, 09/01/38	75,000	89,795
5.25%, 09/30/40	205,000	203,096
4.55%, 12/01/41 (a)	150,000	135,974
5.30%, 06/01/42 (a)	150,000	146,327
3.75%, 04/01/45 (a)	175,000	137,017
3.80%, 09/30/47 (a)	160,000	122,693
4.10%, 11/15/48 (a)	150,000	120,422
3.80%, 06/01/49 (a)	100,000	75,655
3.10%, 09/15/49 (a)	235,000	156,215
3.70%, 05/15/50 (a)	190,000	139,968
2.70%, 11/15/51 (a)	150,000	89,670
4.60%, 06/01/52 (a)	150,000	126,776
4.95%, 09/15/52 (a)	250,000	222,961
5.35%, 10/01/52 (a)	195,000	184,828
5.55%, 06/15/54 (a)	200,000	194,433
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	210,000	207,847
2.10%, 08/01/27 (a)	350,000	339,357
3.30%, 12/01/27 (a)	425,000	418,288
5.00%, 06/04/28 (a)	90,000	91,618
3.00%, 06/15/28 (a)	330,000	320,323
3.75%, 07/01/28	350,000	345,655
4.65%, 08/01/28 (a)	100,000	100,749
6.10%, 01/15/29 (a)	45,000	47,129
4.20%, 03/01/29 (a)	150,000	149,123
5.55%, 05/15/29 (a)	250,000	258,197
4.55%, 07/01/30 (a)	910,000	906,726
2.50%, 02/01/31 (a)	600,000	540,341
3.25%, 06/01/31 (a)	390,000	363,395
4.40%, 03/01/32 (a)	225,000	219,849
5.90%, 06/15/32 (a)	260,000	272,529
5.05%, 10/15/32 (a)	250,000	251,783
6.15%, 01/15/33 (a)	300,000	318,775
6.40%, 06/15/33 (a)	420,000	453,453
6.95%, 03/15/34 (a)	220,000	244,910
5.80%, 05/15/34 (a)	350,000	364,108
5.70%, 03/01/35 (a)	300,000	308,747
6.00%, 08/15/35 (a)	250,000	262,781
4.50%, 07/01/40 (a)	550,000	479,879
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 08/01/40 (a)	300,000	227,664
4.20%, 06/01/41 (a)	240,000	200,137
4.45%, 04/15/42 (a)	215,000	178,165
3.75%, 08/15/42 (a)(g)	100,000	75,864
4.60%, 06/15/43 (a)	240,000	200,892
4.75%, 02/15/44 (a)	220,000	186,381
4.30%, 03/15/45 (a)	260,000	206,716
4.25%, 03/15/46 (a)(g)	210,000	164,803
4.00%, 12/01/46 (a)	240,000	180,131
4.95%, 07/01/50 (a)	945,000	799,368
3.50%, 08/01/50 (a)	465,000	314,406
5.25%, 03/01/52 (a)	260,000	227,254
6.75%, 01/15/53 (a)	395,000	420,474
6.70%, 04/01/53 (a)	200,000	211,687
5.90%, 10/01/54 (a)	240,000	230,200
6.15%, 03/01/55 (a)	120,000	119,021
6.10%, 10/15/55 (a)	200,000	196,698
PacifiCorp
5.10%, 02/15/29 (a)	25,000	25,546
3.50%, 06/15/29 (a)	140,000	136,217
2.70%, 09/15/30 (a)	170,000	156,351
5.30%, 02/15/31 (a)	200,000	206,080
7.70%, 11/15/31	150,000	170,725
5.45%, 02/15/34 (a)	210,000	213,178
5.25%, 06/15/35	130,000	130,139
6.10%, 08/01/36	140,000	145,594
5.75%, 04/01/37	200,000	203,473
6.25%, 10/15/37	160,000	167,399
6.35%, 07/15/38	150,000	157,270
6.00%, 01/15/39	190,000	193,172
4.10%, 02/01/42 (a)	100,000	79,787
4.13%, 01/15/49 (a)	225,000	168,005
4.15%, 02/15/50 (a)	180,000	133,509
3.30%, 03/15/51 (a)	200,000	127,923
2.90%, 06/15/52 (a)	330,000	193,983
5.35%, 12/01/53 (a)	340,000	298,153
5.50%, 05/15/54 (a)	350,000	313,001
5.80%, 01/15/55 (a)	400,000	373,400
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	179,002
4.88%, 09/15/35 (a)	160,000	161,559
5.95%, 10/01/36	90,000	97,644
3.70%, 09/15/47 (a)	165,000	126,117
3.90%, 03/01/48 (a)	255,000	200,296
3.00%, 09/15/49 (a)	145,000	95,296
2.80%, 06/15/50 (a)	200,000	125,576
3.05%, 03/15/51 (a)	75,000	49,024
2.85%, 09/15/51 (a)	160,000	99,716
4.60%, 05/15/52 (a)	125,000	106,534
4.38%, 08/15/52 (a)	140,000	115,630
5.65%, 09/15/55 (a)	160,000	159,576
Pinnacle West Capital Corp.
5.15%, 05/15/30 (a)	135,000	139,150
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	150,000	154,239
6.50%, 11/15/37	240,000	269,785
4.15%, 03/15/43 (a)	250,000	211,660
5.50%, 03/15/54 (a)	120,000	116,126
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	175,000	173,960
5.25%, 09/01/34 (a)	250,000	256,282
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	165,000	169,159
4.85%, 02/15/34 (a)	200,000	202,431
6.25%, 05/15/39	245,000	268,803
4.75%, 07/15/43 (a)	220,000	201,219
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/15/44 (a)	95,000	79,571
4.15%, 10/01/45 (a)	35,000	29,387
3.95%, 06/01/47 (a)	140,000	113,585
4.15%, 06/15/48 (a)	150,000	123,719
5.25%, 05/15/53 (a)	200,000	192,021
5.55%, 08/15/55 (a)	150,000	149,432
Progress Energy, Inc.
7.75%, 03/01/31	250,000	286,706
7.00%, 10/30/31	200,000	224,767
6.00%, 12/01/39	185,000	195,997
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	174,335
1.90%, 01/15/31 (a)	250,000	222,638
1.88%, 06/15/31 (a)	225,000	198,113
4.10%, 06/01/32 (a)	175,000	171,655
5.35%, 05/15/34 (a)	320,000	329,522
5.15%, 09/15/35 (a)	240,000	243,367
6.25%, 09/01/37	120,000	131,002
6.50%, 08/01/38	165,000	184,145
3.60%, 09/15/42 (a)	160,000	125,995
4.30%, 03/15/44 (a)	100,000	84,879
3.80%, 06/15/47 (a)	115,000	88,138
4.10%, 06/15/48 (a)	85,000	67,609
4.05%, 09/15/49 (a)	205,000	160,499
3.20%, 03/01/50 (a)	250,000	170,261
2.70%, 01/15/51 (a)	220,000	132,843
4.50%, 06/01/52 (a)	105,000	87,726
5.25%, 04/01/53 (a)	240,000	223,869
5.75%, 05/15/54 (a)	230,000	230,608
5.85%, 05/15/55 (a)	15,000	15,227
Public Service Co. of New Hampshire
4.40%, 07/01/28	90,000	90,886
2.20%, 06/15/31 (a)	75,000	67,395
5.35%, 10/01/33 (a)	100,000	104,470
3.60%, 07/01/49 (a)	130,000	95,585
5.15%, 01/15/53 (a)	145,000	134,438
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	160,000	142,056
5.25%, 01/15/33 (a)	255,000	261,910
5.45%, 01/15/36 (a)	200,000	205,265
3.15%, 08/15/51 (a)	150,000	98,860
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	255,000	252,373
3.70%, 05/01/28 (a)	235,000	234,027
3.20%, 05/15/29 (a)	225,000	219,402
2.45%, 01/15/30 (a)	340,000	319,704
1.90%, 08/15/31 (a)	200,000	176,726
4.90%, 12/15/32 (a)	245,000	250,752
4.65%, 03/15/33 (a)	110,000	110,769
4.85%, 08/01/34 (a)	125,000	126,102
4.90%, 08/15/35 (a)	130,000	130,988
5.80%, 05/01/37	110,000	118,551
3.95%, 05/01/42 (a)	100,000	84,474
3.65%, 09/01/42 (a)	125,000	100,437
3.80%, 01/01/43 (a)	175,000	143,131
3.80%, 03/01/46 (a)	180,000	141,984
3.60%, 12/01/47 (a)	300,000	225,477
4.05%, 05/01/48 (a)	285,000	230,207
3.85%, 05/01/49 (a)	240,000	185,496
3.20%, 08/01/49 (a)	150,000	102,948
3.15%, 01/01/50 (a)	90,000	61,373
2.70%, 05/01/50 (a)	225,000	139,938
2.05%, 08/01/50 (a)	115,000	62,284
3.00%, 03/01/51 (a)	180,000	118,127
5.13%, 03/15/53 (a)	150,000	140,513
5.30%, 08/01/54 (a)	155,000	148,459
5.50%, 03/01/55 (a)	100,000	98,329
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	206,377
5.88%, 10/15/28 (a)	15,000	15,675
5.20%, 04/01/29 (a)	300,000	308,652
4.90%, 03/15/30 (a)	25,000	25,588
1.60%, 08/15/30 (a)	360,000	319,403
2.45%, 11/15/31 (a)	300,000	268,722
6.13%, 10/15/33 (a)	155,000	167,056
5.45%, 04/01/34 (a)	150,000	155,198
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	47,876
4.10%, 06/15/30 (a)	200,000	196,027
4.22%, 03/15/32 (a)	150,000	143,915
5.73%, 03/15/35 (a)	190,000	195,135
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	77,347
6.27%, 03/15/37	100,000	109,453
5.76%, 10/01/39	130,000	135,867
5.80%, 03/15/40	175,000	181,766
5.64%, 04/15/41 (a)	150,000	150,098
4.30%, 05/20/45 (a)	165,000	138,076
4.22%, 06/15/48 (a)	215,000	175,242
3.25%, 09/15/49 (a)	220,000	149,490
2.89%, 09/15/51 (a)	210,000	134,196
5.60%, 09/15/55 (a)	150,000	146,145
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	275,000	245,677
3.00%, 03/15/32 (a)	150,000	138,025
5.40%, 04/15/35 (a)	200,000	207,266
6.00%, 06/01/39	100,000	106,946
4.50%, 08/15/40	345,000	314,263
3.75%, 06/01/47 (a)	125,000	95,503
4.15%, 05/15/48 (a)	110,000	88,555
4.10%, 06/15/49 (a)	165,000	130,937
3.32%, 04/15/50 (a)	150,000	103,880
2.95%, 08/15/51 (a)	225,000	143,202
3.70%, 03/15/52 (a)	170,000	123,825
5.35%, 04/01/53 (a)	230,000	217,742
5.55%, 04/15/54 (a)	175,000	170,455
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	115,000	115,397
6.20%, 12/15/55 (a)(b)	130,000	129,289
Southern California Edison Co.
4.70%, 06/01/27 (a)	190,000	191,537
5.85%, 11/01/27 (a)	250,000	257,060
3.65%, 03/01/28 (a)	135,000	133,463
5.30%, 03/01/28 (a)	200,000	204,348
5.65%, 10/01/28 (a)	115,000	119,131
4.20%, 03/01/29 (a)	160,000	158,988
6.65%, 04/01/29	115,000	120,653
5.15%, 06/01/29 (a)	80,000	81,801
2.85%, 08/01/29 (a)	280,000	265,536
5.25%, 03/15/30 (a)	250,000	256,691
2.25%, 06/01/30 (a)	250,000	227,017
2.50%, 06/01/31 (a)	240,000	215,494
5.45%, 06/01/31 (a)	250,000	258,904
2.75%, 02/01/32 (a)	200,000	178,195
5.95%, 11/01/32 (a)	200,000	212,067
6.00%, 01/15/34	200,000	210,213
5.20%, 06/01/34 (a)	250,000	251,522
5.45%, 03/01/35 (a)	250,000	253,660
5.75%, 04/01/35	200,000	207,077
5.63%, 02/01/36	110,000	111,350
5.55%, 01/15/37	135,000	135,355
5.95%, 02/01/38	195,000	199,561
6.05%, 03/15/39	190,000	194,757
5.50%, 03/15/40	215,000	210,308
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/01/40 (a)	295,000	258,589
4.05%, 03/15/42 (a)	200,000	159,404
3.90%, 03/15/43 (a)	170,000	130,673
4.65%, 10/01/43 (a)	250,000	212,822
3.60%, 02/01/45 (a)	150,000	108,088
4.00%, 04/01/47 (a)	555,000	416,863
4.13%, 03/01/48 (a)	345,000	262,234
4.88%, 03/01/49 (a)	175,000	146,989
3.65%, 02/01/50 (a)	455,000	318,286
2.95%, 02/01/51 (a)	310,000	189,555
3.65%, 06/01/51 (a)	210,000	144,159
3.45%, 02/01/52 (a)	235,000	156,359
5.45%, 06/01/52 (a)	135,000	121,573
5.70%, 03/01/53 (a)	165,000	153,614
5.88%, 12/01/53 (a)	150,000	143,944
5.75%, 04/15/54 (a)	115,000	107,918
6.20%, 09/15/55 (a)	105,000	105,589
Southern Co.
5.11%, 08/01/27 (g)	310,000	315,156
1.75%, 03/15/28 (a)	185,000	176,288
4.85%, 06/15/28 (a)	270,000	274,946
5.50%, 03/15/29 (a)	325,000	337,626
3.70%, 04/30/30 (a)	350,000	341,868
5.70%, 10/15/32 (a)	205,000	217,417
5.20%, 06/15/33 (a)	200,000	205,618
5.70%, 03/15/34 (a)	305,000	321,553
4.85%, 03/15/35 (a)	200,000	197,819
4.25%, 07/01/36 (a)	185,000	173,304
4.40%, 07/01/46 (a)	550,000	464,450
6.38%, 03/15/55 (a)(b)	495,000	516,315
Southern Power Co.
4.25%, 10/01/30 (a)	160,000	159,804
4.90%, 10/01/35 (a)	160,000	158,490
5.15%, 09/15/41	225,000	216,965
5.25%, 07/15/43	150,000	143,352
4.95%, 12/15/46 (a)	128,000	114,457
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	315,000	315,116
6.20%, 03/15/40	20,000	21,282
3.90%, 04/01/45 (a)	215,000	167,122
3.85%, 02/01/48 (a)	200,000	149,199
3.25%, 11/01/51 (a)	250,000	164,835
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	200,000	178,305
3.40%, 08/15/46 (a)	175,000	124,311
3.70%, 08/15/47 (a)	155,000	116,696
4.40%, 11/15/48 (a)	155,000	129,693
3.75%, 06/15/49 (a)	190,000	140,793
3.15%, 05/01/50 (a)	170,000	112,346
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	100,000	101,208
Tampa Electric Co.
4.90%, 03/01/29 (a)	200,000	204,402
2.40%, 03/15/31 (a)	50,000	45,621
4.10%, 06/15/42 (a)	155,000	131,587
4.35%, 05/15/44 (a)	140,000	119,473
4.30%, 06/15/48 (a)	150,000	124,552
4.45%, 06/15/49 (a)	100,000	83,824
3.63%, 06/15/50 (a)	140,000	102,522
3.45%, 03/15/51 (a)	140,000	100,057
5.00%, 07/15/52 (a)(c)	115,000	104,728
Toledo Edison Co.
6.15%, 05/15/37	100,000	108,877
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	140,000	124,668
3.25%, 05/15/32 (a)	155,000	144,588
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 09/15/34 (a)	100,000	102,490
4.85%, 12/01/48 (a)	150,000	132,910
4.00%, 06/15/50 (a)	100,000	76,576
3.25%, 05/01/51 (a)	180,000	120,625
5.50%, 04/15/53 (a)	110,000	105,912
Union Electric Co.
2.95%, 06/15/27 (a)	124,000	122,817
3.50%, 03/15/29 (a)	280,000	275,250
2.95%, 03/15/30 (a)	150,000	142,986
5.20%, 04/01/34 (a)	150,000	154,712
5.25%, 04/15/35 (a)	150,000	154,619
5.30%, 08/01/37	160,000	163,448
8.45%, 03/15/39	150,000	194,560
3.90%, 09/15/42 (a)	165,000	135,676
3.65%, 04/15/45 (a)	265,000	205,771
4.00%, 04/01/48 (a)	125,000	99,512
3.25%, 10/01/49 (a)	170,000	116,269
2.63%, 03/15/51 (a)	255,000	153,947
3.90%, 04/01/52 (a)	185,000	141,509
5.25%, 01/15/54 (a)	115,000	107,570
5.13%, 03/15/55 (a)	190,000	174,399
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	350,000	348,539
3.75%, 05/15/27 (a)	175,000	174,731
3.80%, 04/01/28 (a)	200,000	199,306
2.88%, 07/15/29 (a)	270,000	259,123
5.00%, 04/01/33 (a)	200,000	204,857
5.30%, 08/15/33 (a)	100,000	103,914
5.00%, 01/15/34 (a)	170,000	172,470
5.05%, 08/15/34 (a)	195,000	197,798
4.90%, 09/15/35 (a)	240,000	239,218
6.00%, 01/15/36	250,000	268,524
6.00%, 05/15/37	325,000	349,827
6.35%, 11/30/37	150,000	164,940
8.88%, 11/15/38	300,000	401,011
4.00%, 01/15/43 (a)	250,000	205,007
4.65%, 08/15/43 (a)	150,000	134,750
4.45%, 02/15/44 (a)	250,000	216,416
4.20%, 05/15/45 (a)	100,000	82,921
4.00%, 11/15/46 (a)	220,000	175,075
3.80%, 09/15/47 (a)	250,000	191,736
4.60%, 12/01/48 (a)	365,000	313,080
3.30%, 12/01/49 (a)	300,000	207,109
2.45%, 12/15/50 (a)	450,000	259,079
2.95%, 11/15/51 (a)	75,000	47,290
4.63%, 05/15/52 (a)	240,000	202,275
5.45%, 04/01/53 (a)	220,000	209,918
5.35%, 01/15/54 (a)	135,000	126,636
5.55%, 08/15/54 (a)	100,000	97,044
5.65%, 03/15/55 (a)	70,000	68,677
5.60%, 09/15/55 (a)	260,000	252,706
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	175,000	178,575
1.38%, 10/15/27 (a)	250,000	239,315
4.75%, 01/15/28 (a)	145,000	147,258
2.20%, 12/15/28 (a)	150,000	142,634
1.80%, 10/15/30 (a)	86,000	76,578
5.63%, 05/15/56 (a)(b)	190,000	191,520
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	142,616
3.95%, 03/01/29 (a)	90,000	90,044
4.15%, 10/15/30 (a)	150,000	149,963
4.75%, 09/30/32 (a)	195,000	198,866
5.63%, 05/15/33	105,000	112,608
4.60%, 10/01/34 (a)	165,000	163,631
4.30%, 10/15/48 (a)	125,000	103,518
5.05%, 10/01/54 (a)	90,000	82,949
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	225,000	221,745
3.00%, 07/01/29 (a)	245,000	235,915
1.95%, 09/16/31 (a)	125,000	109,584
4.95%, 04/01/33 (a)	50,000	50,770
5.38%, 03/30/34 (a)	85,000	87,733
6.38%, 08/15/37	120,000	131,749
3.65%, 04/01/50 (a)	235,000	171,115
5.70%, 12/15/55 (a)	90,000	88,415
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	127,397
4.75%, 11/01/44 (a)	150,000	134,792
3.30%, 09/01/49 (a)	172,000	119,877
2.85%, 12/01/51 (a)	130,000	82,106
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	100,000	101,350
4.00%, 06/15/28 (a)	325,000	325,155
3.40%, 06/01/30 (a)	360,000	346,355
2.35%, 11/15/31 (a)	75,000	66,652
4.60%, 06/01/32 (a)	300,000	298,861
5.45%, 08/15/33 (a)	300,000	310,038
5.50%, 03/15/34 (a)	70,000	72,298
5.60%, 04/15/35 (a)	240,000	248,943
6.50%, 07/01/36	80,000	87,826
3.50%, 12/01/49 (a)	200,000	143,733
		197,865,493
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	198,079
2.63%, 09/15/29 (a)	285,000	271,120
1.50%, 01/15/31 (a)	330,000	289,575
5.45%, 10/15/32 (a)	50,000	52,939
5.90%, 11/15/33 (a)	125,000	135,315
5.20%, 08/15/35 (a)(c)	150,000	154,840
5.50%, 06/15/41 (a)	150,000	154,082
4.15%, 01/15/43 (a)	200,000	170,441
4.13%, 10/15/44 (a)	140,000	118,228
4.30%, 10/01/48 (a)	235,000	195,148
4.13%, 03/15/49 (a)	225,000	180,619
3.38%, 09/15/49 (a)	240,000	169,199
2.85%, 02/15/52 (a)	110,000	68,421
5.75%, 10/15/52 (a)	190,000	192,546
5.00%, 12/15/54 (a)	150,000	136,604
5.45%, 01/15/56 (a)	170,000	164,605
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	266,490
4.00%, 04/01/28 (a)	120,000	119,917
1.75%, 10/01/30 (a)	225,000	200,766
5.40%, 07/01/34 (a)	125,000	129,060
5.85%, 01/15/41 (a)	125,000	130,144
National Grid USA
5.80%, 04/01/35	85,000	89,206
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	223,668
5.25%, 03/30/28 (a)	300,000	307,786
5.20%, 07/01/29 (a)	150,000	154,723
2.95%, 09/01/29 (a)	350,000	336,006
3.60%, 05/01/30 (a)	395,000	384,214
1.70%, 02/15/31 (a)	220,000	193,190
5.40%, 06/30/33 (a)	160,000	166,254
5.35%, 04/01/34 (a)	200,000	206,319
5.35%, 07/15/35 (a)	150,000	153,560
5.95%, 06/15/41 (a)	110,000	113,878
5.25%, 02/15/43 (a)	175,000	168,169
4.80%, 02/15/44 (a)	209,000	188,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 02/01/45 (a)	175,000	174,043
4.38%, 05/15/47 (a)	320,000	265,764
3.95%, 03/30/48 (a)	220,000	171,700
5.00%, 06/15/52 (a)	150,000	133,298
6.95%, 11/30/54 (a)(b)	200,000	208,512
6.38%, 03/31/55 (a)(b)	100,000	103,611
5.85%, 04/01/55 (a)	450,000	448,614
5.75%, 07/15/56 (a)(b)	310,000	312,491
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	100,000	104,072
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	103,038
2.00%, 05/15/30 (a)	130,000	119,020
4.25%, 09/01/32 (a)	160,000	157,859
4.66%, 02/01/44 (a)	200,000	177,714
4.50%, 11/01/48 (a)	125,000	106,986
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	250,000	244,495
5.40%, 06/15/33 (a)	105,000	109,287
5.10%, 02/15/35 (a)	115,000	117,014
4.65%, 08/01/43 (a)	100,000	89,312
3.64%, 11/01/46 (a)	130,000	97,322
3.35%, 06/01/50 (a)	120,000	82,664
5.05%, 05/15/52 (a)	170,000	152,349
Sempra
3.25%, 06/15/27 (a)	275,000	272,063
3.40%, 02/01/28 (a)	355,000	349,852
3.70%, 04/01/29 (a)	200,000	196,926
5.50%, 08/01/33 (a)	205,000	214,414
3.80%, 02/01/38 (a)	350,000	300,788
6.00%, 10/15/39	260,000	271,320
4.00%, 02/01/48 (a)	290,000	221,828
4.13%, 04/01/52 (a)(b)	300,000	294,868
6.40%, 10/01/54 (a)(b)	360,000	366,126
6.88%, 10/01/54 (a)(b)	335,000	344,641
6.55%, 04/01/55 (a)(b)	35,000	35,753
6.63%, 04/01/55 (a)(b)	145,000	146,746
6.38%, 04/01/56 (a)(b)	200,000	204,515
Southern California Gas Co.
2.95%, 04/15/27 (a)	250,000	247,375
2.55%, 02/01/30 (a)	200,000	188,671
5.20%, 06/01/33 (a)	100,000	103,249
5.05%, 09/01/34 (a)	95,000	96,708
5.13%, 11/15/40	270,000	266,101
3.75%, 09/15/42 (a)	105,000	84,196
4.13%, 06/01/48 (a)	125,000	100,089
4.30%, 01/15/49 (a)	175,000	143,118
3.95%, 02/15/50 (a)	150,000	115,462
6.35%, 11/15/52 (a)	210,000	227,586
5.75%, 06/01/53 (a)	150,000	149,313
5.60%, 04/01/54 (a)	150,000	147,300
6.00%, 06/15/55 (a)	150,000	154,155
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	130,000	130,105
1.75%, 01/15/31 (a)	200,000	177,120
5.15%, 09/15/32 (a)	90,000	92,526
5.75%, 09/15/33 (a)	225,000	238,744
5.10%, 09/15/35 (a)	130,000	131,108
5.88%, 03/15/41 (a)	200,000	206,894
4.40%, 06/01/43 (a)	221,000	189,692
3.95%, 10/01/46 (a)	175,000	137,491
4.40%, 05/30/47 (a)	135,000	112,641
3.15%, 09/30/51 (a)	150,000	97,474
Southwest Gas Corp.
5.45%, 03/23/28 (a)	145,000	148,784
3.70%, 04/01/28 (a)	175,000	173,624
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 06/15/30 (a)	145,000	131,955
4.05%, 03/15/32 (a)	190,000	183,513
3.80%, 09/29/46 (a)	100,000	76,079
4.15%, 06/01/49 (a)	125,000	98,452
3.18%, 08/15/51 (a)	90,000	61,629
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	150,000	151,036
3.30%, 06/01/51 (a)	185,000	125,518
Spire, Inc.
6.25%, 06/01/56 (a)(b)	165,000	164,180
6.45%, 06/01/56 (a)(b)	140,000	140,176
Washington Gas Light Co.
3.80%, 09/15/46 (a)	160,000	124,574
3.65%, 09/15/49 (a)	195,000	142,539
		18,141,467
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	98,579
3.75%, 09/01/28 (a)	250,000	249,169
3.45%, 06/01/29 (a)	165,000	161,916
2.30%, 06/01/31 (a)	200,000	180,792
4.45%, 06/01/32 (a)	275,000	275,462
5.15%, 03/01/34 (a)	200,000	206,393
5.25%, 03/01/35 (a)	270,000	278,392
6.59%, 10/15/37	225,000	255,053
4.30%, 12/01/42 (a)	195,000	170,455
4.30%, 09/01/45 (a)	220,000	188,453
4.00%, 12/01/46 (a)	85,000	68,595
3.75%, 09/01/47 (a)	250,000	192,288
4.20%, 09/01/48 (a)	230,000	187,598
4.15%, 06/01/49 (a)	180,000	145,567
3.45%, 05/01/50 (a)	130,000	92,736
3.25%, 06/01/51 (a)	165,000	111,835
5.45%, 03/01/54 (a)	240,000	233,462
5.70%, 09/01/55 (a)	260,000	260,538
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	320,000	313,794
2.70%, 04/15/30 (a)	160,000	150,315
2.40%, 05/01/31 (a)	50,000	45,268
5.38%, 01/15/34 (a)	100,000	103,294
5.25%, 08/15/35 (a)	150,000	153,182
4.28%, 05/01/49 (a)	215,000	174,082
3.35%, 04/15/50 (a)	240,000	165,353
5.30%, 05/01/52 (a)	205,000	192,302
United Utilities PLC
6.88%, 08/15/28	85,000	90,530
		4,745,403
		220,752,363
Total Corporates (Cost $2,348,751,147)		2,241,535,206

TREASURIES 45.4% OF NET ASSETS
U.S. Treasury Bonds
6.63%, 02/15/27	1,000,000	1,035,918
6.38%, 08/15/27	4,200,000	4,391,872
6.13%, 11/15/27	2,434,000	2,550,043
5.50%, 08/15/28	1,748,000	1,834,131
5.25%, 11/15/28	2,248,000	2,351,630
5.25%, 02/15/29	1,174,000	1,234,618
6.13%, 08/15/29	1,044,000	1,132,369
6.25%, 05/15/30	2,131,000	2,349,784
5.38%, 02/15/31	2,594,000	2,789,258
4.50%, 02/15/36	2,844,000	2,936,897
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/15/37	1,432,000	1,500,772
5.00%, 05/15/37	1,948,000	2,086,050
4.38%, 02/15/38	1,996,000	2,014,627
4.50%, 05/15/38	2,096,000	2,138,392
3.50%, 02/15/39	1,872,000	1,706,964
4.25%, 05/15/39	2,846,000	2,789,060
4.50%, 08/15/39	3,146,000	3,153,083
4.38%, 11/15/39	3,825,000	3,774,902
4.63%, 02/15/40	4,455,000	4,506,245
1.13%, 05/15/40	11,700,000	7,431,963
4.38%, 05/15/40	3,044,000	2,994,253
1.13%, 08/15/40	15,350,000	9,649,782
3.88%, 08/15/40	3,744,000	3,469,360
1.38%, 11/15/40	16,600,000	10,782,693
4.25%, 11/15/40	4,053,000	3,913,167
1.88%, 02/15/41	23,750,000	16,602,293
4.75%, 02/15/41	4,292,000	4,371,182
2.25%, 05/15/41	15,200,000	11,187,648
4.38%, 05/15/41	3,944,000	3,844,118
1.75%, 08/15/41	21,150,000	14,280,992
3.75%, 08/15/41	3,817,000	3,442,229
2.00%, 11/15/41	19,700,000	13,756,843
3.13%, 11/15/41	3,844,000	3,179,773
2.38%, 02/15/42	15,400,000	11,339,445
3.13%, 02/15/42	4,082,000	3,359,757
3.00%, 05/15/42	3,998,000	3,218,699
3.25%, 05/15/42	13,100,000	10,932,123
2.75%, 08/15/42	4,191,000	3,236,693
3.38%, 08/15/42	11,700,000	9,891,737
2.75%, 11/15/42	6,358,000	4,888,337
4.00%, 11/15/42	11,900,000	10,911,575
3.13%, 02/15/43	5,286,000	4,278,674
3.88%, 02/15/43	11,450,000	10,306,763
2.88%, 05/15/43	8,881,000	6,898,033
3.88%, 05/15/43	11,300,000	10,139,570
3.63%, 08/15/43	6,417,000	5,542,145
4.38%, 08/15/43	12,850,000	12,277,973
3.75%, 11/15/43	6,150,000	5,391,605
4.75%, 11/15/43	12,150,000	12,154,130
3.63%, 02/15/44	7,027,000	6,035,429
4.50%, 02/15/44	13,150,000	12,727,441
3.38%, 05/15/44	6,294,000	5,196,992
4.63%, 05/15/44	12,500,000	12,276,423
3.13%, 08/15/44	8,132,000	6,440,477
4.13%, 08/15/44	12,300,000	11,292,808
3.00%, 11/15/44	7,436,000	5,754,503
4.63%, 11/15/44	12,700,000	12,446,818
2.50%, 02/15/45	9,832,000	6,965,677
4.75%, 02/15/45	12,450,000	12,386,466
3.00%, 05/15/45	4,434,000	3,413,291
5.00%, 05/15/45	12,850,000	13,193,339
2.88%, 08/15/45	5,832,000	4,375,699
4.88%, 08/15/45	13,300,000	13,430,180
3.00%, 11/15/45	3,782,000	2,890,088
4.63%, 11/15/45	9,000,000	8,794,316
2.50%, 02/15/46	7,591,000	5,286,602
2.50%, 05/15/46	6,732,000	4,670,422
2.25%, 08/15/46	10,578,000	6,961,393
2.88%, 11/15/46	3,719,000	2,746,374
3.00%, 02/15/47	7,634,000	5,748,920
3.00%, 05/15/47	6,038,000	4,534,688
2.75%, 08/15/47	10,280,000	7,346,725
2.75%, 11/15/47	9,878,000	7,036,176
3.00%, 02/15/48	11,300,000	8,412,436
3.13%, 05/15/48	11,420,000	8,679,849
3.00%, 08/15/48	13,328,000	9,874,231
3.38%, 11/15/48	12,800,000	10,132,140
3.00%, 02/15/49	13,776,000	10,155,481
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 05/15/49	13,550,000	9,727,774
2.25%, 08/15/49	13,100,000	8,223,503
2.38%, 11/15/49	11,500,000	7,392,228
2.00%, 02/15/50	15,398,000	9,035,516
1.25%, 05/15/50	17,950,000	8,600,874
1.38%, 08/15/50	20,300,000	9,992,906
1.63%, 11/15/50	21,050,000	11,063,198
1.88%, 02/15/51	23,350,000	13,056,988
2.38%, 05/15/51	22,600,000	14,254,098
2.00%, 08/15/51	22,150,000	12,700,409
1.88%, 11/15/51	20,450,000	11,315,717
2.25%, 02/15/52	18,600,000	11,296,005
2.88%, 05/15/52	17,700,000	12,377,164
3.00%, 08/15/52	16,500,000	11,825,037
4.00%, 11/15/52	17,450,000	15,140,979
3.63%, 02/15/53	16,600,000	13,445,295
3.63%, 05/15/53	18,250,000	14,770,336
4.13%, 08/15/53	19,200,000	17,005,363
4.75%, 11/15/53	20,900,000	20,522,728
4.25%, 02/15/54	21,100,000	19,086,473
4.63%, 05/15/54	20,800,000	20,041,644
4.25%, 08/15/54	20,950,000	18,955,690
4.50%, 11/15/54	21,000,000	19,818,296
4.63%, 02/15/55	20,950,000	20,194,346
4.75%, 05/15/55	23,775,000	23,379,210
4.75%, 08/15/55	25,650,000	25,237,002
4.63%, 11/15/55	14,450,000	13,929,924
U.S. Treasury Notes
4.00%, 01/15/27	15,100,000	15,175,183
1.50%, 01/31/27	23,000,000	22,512,543
4.13%, 01/31/27	23,490,000	23,641,825
2.25%, 02/15/27	14,126,000	13,931,186
4.13%, 02/15/27	16,865,000	16,977,630
1.13%, 02/28/27	4,400,000	4,281,996
1.88%, 02/28/27	16,000,000	15,706,213
4.13%, 02/28/27	20,700,000	20,841,070
4.25%, 03/15/27	16,500,000	16,641,453
0.63%, 03/31/27	6,100,000	5,889,699
2.50%, 03/31/27	15,100,000	14,916,822
3.88%, 03/31/27	25,000,000	25,111,780
4.50%, 04/15/27	17,000,000	17,211,483
0.50%, 04/30/27	9,150,000	8,799,341
2.75%, 04/30/27	14,300,000	14,162,557
3.75%, 04/30/27	21,000,000	21,068,055
2.38%, 05/15/27	16,320,000	16,075,482
4.50%, 05/15/27	13,700,000	13,883,007
0.50%, 05/31/27	8,700,000	8,346,025
2.63%, 05/31/27	13,450,000	13,290,779
3.88%, 05/31/27	19,000,000	19,099,055
4.63%, 06/15/27	17,800,000	18,087,146
0.50%, 06/30/27	10,400,000	9,952,888
3.25%, 06/30/27	14,500,000	14,452,679
3.75%, 06/30/27	19,100,000	19,174,954
4.38%, 07/15/27	17,500,000	17,734,453
0.38%, 07/31/27	12,600,000	12,004,411
2.75%, 07/31/27	14,000,000	13,843,838
3.88%, 07/31/27	21,000,000	21,125,068
2.25%, 08/15/27	12,672,000	12,427,935
3.75%, 08/15/27	17,300,000	17,374,648
0.50%, 08/31/27	12,000,000	11,427,850
3.13%, 08/31/27	13,500,000	13,423,774
3.63%, 08/31/27	21,700,000	21,749,131
3.38%, 09/15/27	16,500,000	16,472,257
0.38%, 09/30/27	16,700,000	15,831,344
3.50%, 09/30/27	20,600,000	20,607,612
4.13%, 09/30/27	13,500,000	13,646,584
3.88%, 10/15/27	17,300,000	17,418,576
0.50%, 10/31/27	13,200,000	12,509,273
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/31/27	20,700,000	20,706,839
4.13%, 10/31/27	13,000,000	13,145,980
2.25%, 11/15/27	13,474,000	13,177,381
4.13%, 11/15/27	17,900,000	18,107,296
0.63%, 11/30/27	14,500,000	13,742,946
3.38%, 11/30/27	21,500,000	21,460,492
3.88%, 11/30/27	13,000,000	13,094,181
4.00%, 12/15/27	18,200,000	18,379,488
0.63%, 12/31/27	16,000,000	15,127,709
3.38%, 12/31/27	23,000,000	22,955,977
3.88%, 12/31/27	12,500,000	12,595,185
4.25%, 01/15/28	17,200,000	17,455,951
0.75%, 01/31/28	18,200,000	17,210,202
3.50%, 01/31/28	12,500,000	12,504,331
2.75%, 02/15/28	17,822,000	17,556,616
4.25%, 02/15/28	18,500,000	18,786,069
1.13%, 02/29/28	18,300,000	17,408,367
4.00%, 02/29/28	13,000,000	13,137,518
3.88%, 03/15/28	17,000,000	17,138,627
1.25%, 03/31/28	16,600,000	15,802,815
3.63%, 03/31/28	12,650,000	12,686,418
3.75%, 04/15/28	17,000,000	17,091,414
1.25%, 04/30/28	18,000,000	17,103,177
3.50%, 04/30/28	12,800,000	12,799,802
2.88%, 05/15/28	19,170,000	18,901,570
3.75%, 05/15/28	16,900,000	16,994,777
1.25%, 05/31/28	18,505,000	17,548,256
3.63%, 05/31/28	12,500,000	12,534,431
3.88%, 06/15/28	18,000,000	18,155,729
1.25%, 06/30/28	16,500,000	15,618,502
4.00%, 06/30/28	12,700,000	12,849,540
3.88%, 07/15/28	19,600,000	19,768,772
1.00%, 07/31/28	18,000,000	16,891,355
4.13%, 07/31/28	12,500,000	12,688,184
2.88%, 08/15/28	19,368,000	19,061,821
3.63%, 08/15/28	23,000,000	23,061,394
1.13%, 08/31/28	18,100,000	17,005,647
4.38%, 08/31/28	13,400,000	13,685,443
3.38%, 09/15/28	24,540,000	24,443,408
1.25%, 09/30/28	18,750,000	17,641,191
4.63%, 09/30/28	16,000,000	16,454,525
3.50%, 10/15/28	22,975,000	22,954,495
1.38%, 10/31/28	18,500,000	17,431,930
4.88%, 10/31/28	16,000,000	16,569,472
3.13%, 11/15/28	17,714,000	17,518,209
3.50%, 11/15/28	24,375,000	24,349,348
1.50%, 11/30/28	17,500,000	16,518,278
4.38%, 11/30/28	17,050,000	17,438,317
3.50%, 12/15/28	24,000,000	23,974,687
1.38%, 12/31/28	17,000,000	15,961,201
3.75%, 12/31/28	17,500,000	17,601,756
1.75%, 01/31/29	15,800,000	14,972,101
4.00%, 01/31/29	19,000,000	19,245,520
2.63%, 02/15/29	18,166,000	17,665,432
1.88%, 02/28/29	15,000,000	14,248,499
4.25%, 02/28/29	19,250,000	19,643,759
2.38%, 03/31/29	13,900,000	13,394,659
4.13%, 03/31/29	20,000,000	20,338,626
2.88%, 04/30/29	13,200,000	12,910,298
4.63%, 04/30/29	21,000,000	21,683,556
2.38%, 05/15/29	14,658,000	14,098,035
2.75%, 05/31/29	13,000,000	12,652,637
4.50%, 05/31/29	21,550,000	22,173,000
3.25%, 06/30/29	12,500,000	12,359,770
4.25%, 06/30/29	20,500,000	20,937,121
2.63%, 07/31/29	11,000,000	10,641,076
4.00%, 07/31/29	21,000,000	21,274,646
1.63%, 08/15/29	15,166,000	14,160,961
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 08/31/29	11,400,000	11,208,318
3.63%, 08/31/29	22,500,000	22,500,526
3.50%, 09/30/29	21,000,000	20,907,631
3.88%, 09/30/29	11,000,000	11,094,714
4.00%, 10/31/29	10,500,000	10,638,732
4.13%, 10/31/29	20,400,000	20,750,827
1.75%, 11/15/29	9,866,000	9,214,691
3.88%, 11/30/29	10,800,000	10,890,722
4.13%, 11/30/29	21,000,000	21,364,268
3.88%, 12/31/29	10,000,000	10,085,489
4.38%, 12/31/29	21,000,000	21,562,634
3.50%, 01/31/30	10,500,000	10,440,851
4.25%, 01/31/30	20,775,000	21,239,072
1.50%, 02/15/30	18,998,000	17,452,591
4.00%, 02/28/30	30,800,000	31,193,005
3.63%, 03/31/30	10,000,000	9,982,202
4.00%, 03/31/30	21,000,000	21,269,440
3.50%, 04/30/30	10,200,000	10,127,580
3.88%, 04/30/30	21,500,000	21,670,708
0.63%, 05/15/30	23,905,000	20,982,248
3.75%, 05/31/30	11,000,000	11,028,388
4.00%, 05/31/30	21,400,000	21,672,580
3.75%, 06/30/30	10,750,000	10,777,662
3.88%, 06/30/30	20,800,000	20,957,527
3.88%, 07/31/30	22,600,000	22,767,617
4.00%, 07/31/30	10,000,000	10,127,685
0.63%, 08/15/30	32,700,000	28,457,561
3.63%, 08/31/30	25,500,000	25,410,028
4.13%, 08/31/30	10,500,000	10,685,269
3.63%, 09/30/30	26,300,000	26,201,875
4.63%, 09/30/30	11,000,000	11,432,925
3.63%, 10/31/30	27,000,000	26,890,658
4.88%, 10/31/30	11,500,000	12,082,791
0.88%, 11/15/30	33,800,000	29,550,563
3.50%, 11/30/30	26,250,000	25,990,836
4.38%, 11/30/30	11,800,000	12,141,641
3.63%, 12/31/30	24,000,000	23,890,313
3.75%, 12/31/30	12,250,000	12,259,163
4.00%, 01/31/31	11,600,000	11,736,451
1.13%, 02/15/31	31,600,000	27,824,407
4.25%, 02/28/31	13,500,000	13,812,733
4.13%, 03/31/31	12,500,000	12,715,311
4.63%, 04/30/31	13,000,000	13,533,621
1.63%, 05/15/31	30,300,000	27,149,345
4.63%, 05/31/31	12,900,000	13,429,473
4.25%, 06/30/31	13,000,000	13,297,417
4.13%, 07/31/31	12,500,000	12,704,450
1.25%, 08/15/31	33,400,000	29,104,884
3.75%, 08/31/31	16,025,000	15,975,340
3.63%, 09/30/31	12,225,000	12,105,900
4.13%, 10/31/31	15,200,000	15,437,772
1.38%, 11/15/31	32,800,000	28,577,938
4.13%, 11/30/31	12,500,000	12,691,589
4.50%, 12/31/31	14,000,000	14,492,318
4.38%, 01/31/32	12,750,000	13,108,737
1.88%, 02/15/32	30,800,000	27,478,802
4.13%, 02/29/32	12,500,000	12,679,801
4.13%, 03/31/32	12,500,000	12,675,853
4.00%, 04/30/32	13,250,000	13,340,099
2.88%, 05/15/32	29,900,000	28,198,493
4.13%, 05/31/32	12,800,000	12,971,988
4.00%, 06/30/32	14,000,000	14,086,356
4.00%, 07/31/32	13,000,000	13,073,602
2.75%, 08/15/32	29,500,000	27,507,676
3.88%, 08/31/32	13,100,000	13,069,747
3.88%, 09/30/32	14,200,000	14,162,722
3.75%, 10/31/32	13,500,000	13,356,949
4.13%, 11/15/32	30,200,000	30,554,651
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 11/30/32	14,000,000	13,845,044
3.88%, 12/31/32	13,700,000	13,647,555
3.50%, 02/15/33	30,000,000	29,163,987
3.38%, 05/15/33	30,400,000	29,239,091
3.88%, 08/15/33	32,500,000	32,246,324
4.50%, 11/15/33	34,740,000	35,887,785
4.00%, 02/15/34	36,800,000	36,704,846
4.38%, 05/15/34	37,000,000	37,837,521
3.88%, 08/15/34	36,750,000	36,200,900
4.25%, 11/15/34	37,100,000	37,516,158
4.63%, 02/15/35	37,550,000	38,997,684
4.25%, 05/15/35	37,000,000	37,327,831
4.25%, 08/15/35	39,650,000	39,947,053
4.00%, 11/15/35	30,500,000	30,069,553
Total Treasuries (Cost $4,381,382,533)		4,329,955,665

GOVERNMENT RELATED 4.1% OF NET ASSETS

Agency 1.1%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
4.75%, 05/21/27	100,000	101,536
3.63%, 09/09/27	350,000	350,232
4.25%, 03/01/28	730,000	739,767
4.00%, 05/28/28	500,000	504,487
4.13%, 01/18/29	460,000	466,400
3.75%, 09/05/29	150,000	150,331
4.50%, 01/24/30	500,000	513,965
3.75%, 09/10/30	440,000	439,195
		3,265,913
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	360,000	326,189
4.10%, 06/15/51 (a)	130,000	89,342
Export Development Canada
3.00%, 05/25/27	1,350,000	1,339,200
3.88%, 02/14/28	1,245,000	1,252,229
4.13%, 02/13/29	980,000	994,500
4.00%, 06/20/30	600,000	606,130
4.75%, 06/05/34	350,000	365,877
		4,973,467
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	298,212
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/01/27 (h)	1,275,000	1,286,465
3.00%, 05/20/27 (h)	1,825,000	1,811,332
4.00%, 06/28/27 (h)	920,000	926,142
3.50%, 08/27/27 (h)	1,050,000	1,049,309
3.75%, 02/15/28 (h)	825,000	828,233
2.88%, 04/03/28 (h)	1,185,000	1,167,632
3.88%, 05/15/28 (h)	535,000	538,938
3.88%, 06/15/28 (h)	1,000,000	1,007,415
3.50%, 08/09/28 (h)	1,065,000	1,063,709
4.00%, 03/15/29 (h)	1,075,000	1,088,033
1.75%, 09/14/29 (h)	895,000	837,147
4.63%, 03/18/30 (h)	1,275,000	1,320,123
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 07/15/30 (h)	1,825,000	1,826,676
0.75%, 09/30/30 (h)	530,000	461,550
4.75%, 10/29/30 (h)	815,000	850,097
4.13%, 07/15/33 (h)	1,100,000	1,106,119
4.38%, 02/28/34 (h)	770,000	784,970
3.28%, 04/18/36 (h)(i)	660,000	426,810
3.51%, 06/29/37 (h)(i)	665,000	406,153
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (h)	60,000	60,290
2.50%, 11/15/27 (h)	500,000	490,261
4.63%, 04/17/29 (h)	500,000	515,418
4.13%, 05/28/30 (h)	450,000	456,825
0.88%, 09/03/30 (h)	850,000	745,381
3.63%, 10/08/30 (h)	200,000	198,785
5.00%, 10/24/33 (h)	565,000	599,142
		21,852,955
Japan 0.1%
Japan Bank for International Cooperation
2.88%, 06/01/27	750,000	741,198
2.88%, 07/21/27	300,000	296,193
4.38%, 10/05/27	450,000	455,211
2.75%, 11/16/27	475,000	466,961
4.63%, 07/19/28	460,000	469,916
3.25%, 07/20/28	620,000	612,649
3.50%, 10/31/28	550,000	546,409
2.13%, 02/16/29	545,000	518,554
2.00%, 10/17/29	400,000	374,327
1.25%, 01/21/31	600,000	525,844
1.88%, 04/15/31	1,200,000	1,079,846
Japan International Cooperation Agency
2.75%, 04/27/27	710,000	700,525
3.38%, 06/12/28	525,000	520,079
1.00%, 07/22/30	370,000	324,604
1.75%, 04/28/31	350,000	311,862
		7,944,178
Norway 0.1%
Equinor ASA
3.00%, 04/06/27 (a)	150,000	149,042
7.25%, 09/23/27	475,000	502,846
4.25%, 06/02/28 (a)	50,000	50,452
3.63%, 09/10/28 (a)	285,000	284,386
3.13%, 04/06/30 (a)	550,000	530,145
2.38%, 05/22/30 (a)	300,000	279,323
5.13%, 06/03/35 (a)	50,000	51,421
4.75%, 11/14/35 (a)	310,000	308,675
3.63%, 04/06/40 (a)	200,000	169,469
5.10%, 08/17/40	245,000	244,077
4.25%, 11/23/41	275,000	244,083
3.95%, 05/15/43	255,000	214,780
4.80%, 11/08/43	260,000	242,637
3.25%, 11/18/49 (a)	475,000	332,654
3.70%, 04/06/50 (a)	425,000	322,838
		3,926,828
Philippines 0.0%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 06/15/27	250,000	266,584
Republic of Korea 0.1%
Export-Import Bank of Korea
4.63%, 01/11/27	280,000	282,369
1.63%, 01/18/27	345,000	337,499
2.38%, 04/21/27	500,000	491,184
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 09/15/27	200,000	201,574
4.13%, 10/17/27	350,000	352,203
5.00%, 01/11/28	520,000	532,302
5.13%, 09/18/28	300,000	310,422
4.50%, 01/11/29	250,000	253,994
4.88%, 01/14/30	400,000	413,282
1.25%, 09/21/30	300,000	265,339
3.75%, 09/22/30	300,000	297,226
2.13%, 01/18/32	550,000	490,056
4.50%, 09/15/32	300,000	305,186
5.13%, 01/11/33	300,000	314,111
4.63%, 01/11/34	250,000	254,521
5.25%, 01/14/35	200,000	212,940
2.50%, 06/29/41	200,000	145,462
Korea Development Bank
2.00%, 09/12/26	150,000	148,060
4.13%, 10/16/27	390,000	392,292
4.38%, 02/15/28	675,000	683,277
5.38%, 10/23/28	235,000	244,990
4.50%, 02/15/29	445,000	452,439
4.88%, 02/03/30	400,000	413,757
3.75%, 09/16/30	300,000	297,182
1.63%, 01/19/31	480,000	428,377
2.00%, 10/25/31	250,000	224,072
4.25%, 09/08/32	200,000	200,588
4.38%, 02/15/33	380,000	380,656
5.63%, 10/23/33	200,000	216,814
		9,542,174
Sweden 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	575,000	565,075
3.88%, 08/04/27	400,000	401,586
3.75%, 05/08/28	500,000	501,274
4.13%, 06/14/28	755,000	763,233
4.25%, 02/01/29 (c)	300,000	304,846
4.88%, 10/04/30	700,000	731,546
		3,267,560
		55,337,871
U.S. 0.5%
Federal Farm Credit Banks Funding Corp.
4.13%, 03/20/29	1,000,000	1,014,563
4.00%, 04/01/30	1,000,000	1,010,664
Federal Home Loan Banks
1.25%, 12/21/26	500,000	489,224
4.13%, 01/15/27	2,500,000	2,515,064
4.75%, 04/09/27	2,000,000	2,030,789
4.25%, 12/10/27	2,000,000	2,027,889
4.00%, 06/30/28	5,000,000	5,060,467
3.25%, 11/16/28	5,000,000	4,967,220
4.75%, 12/08/28	2,000,000	2,064,019
4.13%, 06/14/30	1,000,000	1,015,344
4.75%, 03/10/34	2,000,000	2,073,867
5.50%, 07/15/36	1,900,000	2,078,574
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	553,915
6.75%, 03/15/31	1,564,000	1,781,793
6.25%, 07/15/32	700,000	791,819
Federal National Mortgage Association
0.75%, 10/08/27	6,000,000	5,720,179
7.13%, 01/15/30	527,000	594,714
7.25%, 05/15/30	1,000,000	1,142,371
0.88%, 08/05/30	1,000,000	881,324
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 11/15/30	2,700,000	3,044,687
5.63%, 07/15/37	1,500,000	1,653,935
Private Export Funding Corp.
4.50%, 02/07/27 (e)	175,000	175,961
3.90%, 10/15/27	185,000	185,542
1.40%, 07/15/28	200,000	188,839
4.30%, 12/15/28	150,000	152,685
4.60%, 02/15/34	150,000	152,997
Tennessee Valley Authority
2.88%, 02/01/27	500,000	496,131
5.25%, 09/15/39	750,000	794,003
4.63%, 09/15/60	100,000	89,125
		44,747,704
		100,085,575

Local Authority 0.7%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	165,000	192,059
9.38%, 04/15/30	300,000	361,284
9.50%, 11/15/30	30,000	36,981
Province of Alberta
3.30%, 03/15/28	690,000	684,248
1.30%, 07/22/30	950,000	849,161
4.50%, 01/24/34	360,000	364,254
4.30%, 11/02/35	400,000	394,487
Province of British Columbia
4.70%, 01/24/28	1,135,000	1,158,653
4.80%, 11/15/28	610,000	628,242
4.90%, 04/24/29	575,000	595,834
3.90%, 08/27/30	1,000,000	1,000,323
1.30%, 01/29/31	700,000	615,476
4.20%, 07/06/33	275,000	273,332
4.75%, 06/12/34	500,000	512,067
4.80%, 06/11/35	750,000	765,989
7.25%, 09/01/36	340,000	415,503
Province of Manitoba
1.50%, 10/25/28	280,000	263,604
4.30%, 07/27/33	260,000	259,379
4.90%, 05/31/34	350,000	361,535
Province of New Brunswick
3.63%, 02/24/28	390,000	388,930
Province of Ontario
3.10%, 05/19/27	725,000	719,589
1.05%, 05/21/27	550,000	530,698
4.20%, 01/18/29	750,000	760,744
3.70%, 09/17/29	545,000	544,053
2.00%, 10/02/29	385,000	361,665
4.70%, 01/15/30	750,000	774,195
3.90%, 09/04/30	500,000	500,416
1.13%, 10/07/30	490,000	431,474
1.60%, 02/25/31	900,000	802,514
1.80%, 10/14/31	530,000	469,240
2.13%, 01/21/32	475,000	424,544
5.05%, 04/24/34	450,000	471,031
4.85%, 06/11/35	900,000	925,799
4.45%, 11/20/35	600,000	596,842
Province of Quebec
2.75%, 04/12/27	735,000	726,555
3.63%, 04/13/28	1,000,000	998,853
4.50%, 04/03/29	855,000	875,246
7.50%, 09/15/29	608,000	685,640
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.35%, 05/28/30	575,000	516,881
1.90%, 04/21/31	375,000	337,621
4.50%, 09/08/33	300,000	303,955
4.25%, 09/05/34	600,000	593,218
4.63%, 08/28/35	600,000	605,158
Province of Saskatchewan
3.25%, 06/08/27	300,000	298,214
		24,375,486
U.S. 0.4%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	119,028
American Municipal Power, Inc.
6.45%, 02/15/44	100,000	106,023
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	315,609
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	300,000	317,436
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	345,495
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	284,518
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	109,298
Board of Regents of the University of Texas System
2.44%, 08/15/49 (a)	70,000	42,865
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	56,538
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	110,000	104,770
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	96,711
RB Series E
2.90%, 11/01/51 (a)	100,000	71,326
Series B
2.72%, 11/01/52	400,000	264,295
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	15,437
Charlotte-Mecklenburg Hospital Authority
3.20%, 01/15/51 (a)	75,000	51,329
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	166,600
Series C
4.47%, 01/01/49	90,000	79,976
Series C
4.57%, 01/01/54	30,000	26,066
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	393,506	440,453
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	176,400	197,422
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	106,684
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	219,819
City of New York
6.29%, 02/01/45 (a)	100,000	105,463
5.56%, 10/01/45 (a)	100,000	99,413
5.37%, 10/01/51	150,000	145,310
5.94%, 02/01/55	100,000	104,037
6.39%, 02/01/55 (a)	200,000	211,396
5.39%, 10/01/55	200,000	191,985
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	205,893
GO Bonds Series 2024 D-1
5.09%, 10/01/49	100,000	94,706
GO Bonds Series 2024 D-1
5.11%, 10/01/54	200,000	187,095
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	100,000	97,855
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	115,000	117,806
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	35,105
City of San Antonio Electric & Gas Systems Revenue
5.57%, 02/01/50 (a)	250,000	248,749
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	160,977
RB Series 2012
4.43%, 02/01/42	210,000	195,683
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	168,827
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	162,633
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	69,556
RB Series A
2.99%, 06/01/42	20,000	15,239
Series A
4.14%, 06/01/38	215,000	202,253
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,259
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	400,558
RB Series 2022 A
3.77%, 07/15/29	150,000	149,753
Series H
2.90%, 09/01/49	300,000	207,473
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	205,712
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	25,209
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	388,721
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	122,487
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	105,000	96,803
County of Miami-Dade Transit System
2.60%, 07/01/42 (a)	100,000	75,577
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	236,914
Series B
6.00%, 12/01/44	300,000	315,215
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42	105,000	116,510
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	149,542
Dallas Fort Worth International Airport
4.51%, 11/01/51 (a)	250,000	216,804
RB Series 2020C
2.92%, 11/01/50	150,000	105,217
RB Series A
4.09%, 11/01/51	25,000	20,509
RB Series C
2.84%, 11/01/46 (a)	35,000	25,592
Series A
2.99%, 11/01/38	175,000	152,197
Series A
3.14%, 11/01/45	105,000	80,161
Series C
3.09%, 11/01/40 (a)	205,000	167,092
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	351,990
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	159,587
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	53,330
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	305,000	315,283
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	105,133
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
3.92%, 01/15/53 (a)	125,000	93,843
Golden State Tobacco Securitization Corp.
4.21%, 06/01/50 (a)	100,000	72,748
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	77,452
RB Series B
3.00%, 06/01/46	125,000	113,107
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	203,013
Series B
3.24%, 10/01/52 (a)	300,000	207,979
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	100,000	71,139
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	115,385	122,192
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	31,860
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	60,000	43,815
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	185,000	187,452
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	38,970
RB Series K
2.77%, 05/01/51	30,000	21,286
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	94,163
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	269,003
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	300,000	289,893
RB Series 2023
5.05%, 12/01/34 (a)	200,000	206,236
RB Series A
4.15%, 02/01/33 (a)	200,000	199,522
RB Series A1
5.20%, 12/01/39 (a)	100,000	102,914
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	300,000	297,798
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	104,969
Maryland Economic Development Corp.
RB Series 2024
5.94%, 05/31/57 (a)	150,000	150,834
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	78,526
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series D
3.20%, 07/01/50	100,000	68,460
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	50,000	52,113
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,718
Metropolitan Transportation Authority
RB Series 2010
6.67%, 11/15/39	40,000	43,796
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	365,058
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	90,000	106,795
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	250,000	259,313
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	296,346
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	175,000	158,464
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	130,000	94,571
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	244,000	263,685
RB (Build America Bonds) Series A
6.64%, 04/01/57	241,000	261,039
RB Series B
7.06%, 04/01/57	110,000	124,167
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	539,220
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	56,553
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	603,726
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	759,192
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	101,374
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	261,920
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	254,845
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	300,000	304,459
New York State Dormitory Authority
5.23%, 07/01/35	150,000	155,885
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	205,691
RB Series 2009F
5.63%, 03/15/39	200,000	207,335
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	385,666
Ohio State University
4.80%, 06/01/11	25,000	20,875
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	500,000	500,350
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	73,897
Oklahoma Development Finance Authority
4.62%, 06/01/44	150,000	145,673
4.85%, 02/01/45	155,000	153,211
RB Series 2022
4.38%, 11/01/45 (a)	45,000	43,089
RB Series 2022
4.71%, 05/01/52 (a)	150,000	138,303
Oregon School Boards Association
5.68%, 06/30/28	112,131	114,463
Oregon State University
RB Series 2020
3.42%, 03/01/60 (a)	270,000	189,502
Pennsylvania State University
2.79%, 09/01/43	240,000	186,920
Permanent University Fund - Texas A&M University System
3.66%, 07/01/47 (a)	75,000	60,967
Port Authority of New York & New Jersey
5.65%, 11/01/40	200,000	211,702
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	254,172
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	460,633
Consolidated Bonds 174th Series
4.46%, 10/01/62	925,000	765,789
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	189,559
RB Series 182
5.31%, 08/01/46 (a)	380,000	369,297
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	77,291
Regents of the University of California Medical Center Pooled Revenue
4.13%, 05/15/32 (a)	75,000	74,357
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	333,357
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	107,735
RB Series 2022 Q
4.56%, 05/15/53	200,000	170,431
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series N
3.71%, 05/15/20 (a)	30,000	18,824
Series N
3.01%, 05/15/50 (a)	235,000	153,870
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	201,652
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	31,005
Series P
3.92%, 05/01/19 (a)	150,000	99,702
Series R
3.27%, 05/01/43	100,000	81,471
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	150,000	123,498
RB Series 2017B
3.59%, 01/01/43	300,000	259,414
RB Series B
3.82%, 01/01/48	250,000	199,616
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	73,938
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	306,975
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	345,000	358,222
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	183,384
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	375,000	350,881
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	300,000	315,811
Series A
1.71%, 07/01/27	350,000	339,662
Series A
2.15%, 07/01/30	350,000	321,784
State of California
4.88%, 09/01/30	350,000	364,553
5.75%, 10/01/31	150,000	163,009
4.50%, 04/01/33 (a)	10,000	10,008
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,050,328
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,212,359
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	934,694
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	721,317
GO Bonds
7.60%, 11/01/40	600,000	737,392
GO Bonds Series 2010
7.63%, 03/01/40	100,000	121,132
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021A
1.70%, 02/01/28	100,000	96,175
GO Bonds Series 2023
6.00%, 03/01/33	100,000	110,480
GO Bonds Series 2023
5.20%, 03/01/43 (a)	200,000	201,022
GO Bonds Series 2024
5.13%, 09/01/29	150,000	156,850
GO Bonds Series A
3.05%, 04/01/29	200,000	195,930
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	430,773
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	178,571	194,585
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,871,618	1,920,792
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	77,317
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	165,569	167,158
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	468,655	481,634
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	190,538
State Public School Building Authority
RB Series A
5.00%, 09/15/27	10,000	10,184
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	195,785
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	132,922
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	251,192	258,642
RB Series 2023
5.17%, 04/01/41 (a)	750,000	765,940
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	343,889
United Nations Development Corp.
6.54%, 08/01/55 (a)	100,000	105,783
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	245,537
RB Series 2019 BD
3.35%, 07/01/29	200,000	196,514
RB Series 2020 BG
1.32%, 05/15/27 (a)	100,000	96,773
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series AD
4.86%, 05/15/12	400,000	333,647
RB Series BG
1.61%, 05/15/30 (a)	250,000	226,154
RB Series BJ
3.07%, 05/15/51 (a)	250,000	160,340
University of Michigan
2.56%, 04/01/50 (a)	300,000	188,792
4.45%, 04/01/22 (a)	355,000	275,314
RB Series C
3.60%, 04/01/47	130,000	110,145
Series B
2.44%, 04/01/40 (a)	430,000	323,436
University of Minnesota
RB Series 2022
4.05%, 04/01/52	135,000	108,410
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	155,665
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	231,784
Series B
2.58%, 11/01/51 (a)	325,000	199,774
Series C
4.18%, 09/01/17 (a)	150,000	110,560
		42,097,730
		66,473,216

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	1,815,000	1,823,051
4.63%, 04/30/29	1,000,000	1,031,496
4.00%, 03/18/30	500,000	505,398
		3,359,945
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	610,000	601,208
3.24%, 02/06/28 (a)	740,000	728,493
2.45%, 01/31/31 (a)	375,000	343,317
2.55%, 01/27/32 (a)	600,000	537,906
2.55%, 07/27/33 (a)	870,000	754,261
3.50%, 01/31/34 (a)	620,000	570,767
4.95%, 01/05/36 (a)	650,843	656,886
5.65%, 01/13/37 (a)	500,000	528,935
3.10%, 05/07/41 (a)	1,000,000	768,835
3.63%, 10/30/42	345,000	281,001
3.50%, 01/25/50 (a)	750,000	551,255
4.00%, 01/31/52 (a)	500,000	396,057
5.33%, 01/05/54 (a)	430,000	415,011
3.10%, 01/22/61 (a)	820,000	509,801
3.25%, 09/21/71 (a)	450,000	279,254
		7,922,987
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	584,687
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	425,000	420,782
4.55%, 01/11/28 (a)	300,000	302,715
4.10%, 04/24/28	300,000	301,036
4.75%, 02/11/29	400,000	406,342
4.40%, 03/10/29 (a)	300,000	301,852
3.40%, 09/18/29	375,000	364,737
5.25%, 01/15/30 (a)	200,000	207,430
2.85%, 02/14/30	605,000	571,947
3.85%, 10/15/30	695,000	681,880
1.85%, 03/12/31	475,000	417,619
2.15%, 07/28/31 (a)	270,000	239,329
3.55%, 03/31/32 (a)	440,000	416,826
4.65%, 09/20/32 (a)	325,000	327,374
4.85%, 01/11/33 (a)	420,000	424,791
4.70%, 02/10/34 (a)	240,000	239,769
4.75%, 09/10/34 (a)	300,000	299,717
4.90%, 04/16/36 (a)	405,000	404,404
4.35%, 01/11/48	700,000	606,678
5.35%, 02/11/49	300,000	301,391
3.70%, 10/30/49	550,000	420,112
3.50%, 02/14/50	350,000	256,604
4.20%, 10/15/50	600,000	494,378
3.05%, 03/12/51	605,000	404,592
5.65%, 01/11/53 (a)	245,000	248,592
5.10%, 02/10/54 (a)	285,000	275,829
5.15%, 09/10/54 (a)	200,000	195,001
3.20%, 09/23/61 (a)	220,000	141,873
4.45%, 04/15/70	275,000	223,187
3.35%, 03/12/71	365,000	237,619
		10,134,406
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	350,000	343,564
5.38%, 03/12/29	400,000	411,482
5.38%, 02/19/30	750,000	774,763
2.75%, 07/03/30	615,000	571,907
4.50%, 01/17/33	400,000	391,742
5.50%, 03/12/34	935,000	968,781
5.63%, 02/19/35	900,000	938,707
4.50%, 01/30/43	500,000	440,980
4.13%, 01/17/48	440,000	344,841
3.88%, 07/03/50	620,000	452,005
5.75%, 03/12/54	905,000	868,141
4.50%, 04/03/20	380,000	283,427
State of Israel
2.50%, 01/15/30	520,000	482,029
3.38%, 01/15/50	685,000	459,225
		7,731,594
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	700,000	673,827
5.38%, 06/15/33	504,000	534,037
4.00%, 10/17/49	750,000	569,058
3.88%, 05/06/51	765,000	561,567
		2,338,489
Mexico 0.3%
Mexico Government International Bonds
4.15%, 03/28/27	745,000	744,865
3.75%, 01/11/28	660,000	654,051
5.40%, 02/09/28 (a)	450,000	460,614
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/22/29	955,000	959,733
3.25%, 04/16/30 (a)	815,000	770,531
6.00%, 05/13/30 (a)	500,000	524,540
4.75%, 03/22/31 (a)	250,000	247,367
2.66%, 05/24/31 (a)	1,050,000	935,971
8.30%, 08/15/31	350,000	415,920
4.75%, 04/27/32 (a)	760,000	741,118
5.85%, 07/02/32 (a)	1,000,000	1,029,306
5.38%, 03/22/33 (a)	1,185,000	1,175,275
7.50%, 04/08/33	455,000	524,458
4.88%, 05/19/33 (a)	550,000	528,763
3.50%, 02/12/34 (a)	905,000	783,316
6.75%, 09/27/34	650,000	705,156
6.35%, 02/09/35 (a)	800,000	838,611
5.63%, 09/22/35 (a)	550,000	542,842
6.00%, 05/07/36 (a)	910,000	922,955
6.88%, 05/13/37 (a)	1,200,000	1,281,903
6.63%, 01/29/38 (a)	810,000	846,221
6.05%, 01/11/40	850,000	846,457
4.28%, 08/14/41 (a)	855,000	686,619
4.75%, 03/08/44	1,225,000	1,009,971
5.55%, 01/21/45	850,000	787,987
4.60%, 01/23/46	900,000	708,823
4.35%, 01/15/47	525,000	396,267
4.60%, 02/10/48	600,000	464,582
4.50%, 01/31/50 (a)	725,000	549,585
5.00%, 04/27/51 (a)	790,000	635,335
4.40%, 02/12/52 (a)	950,000	693,957
6.34%, 05/04/53 (a)	620,000	590,910
6.40%, 05/07/54 (a)	800,000	769,139
7.38%, 05/13/55 (a)	800,000	861,377
3.77%, 05/24/61 (a)	875,000	539,434
5.75%, 10/12/10	750,000	629,519
		25,803,478
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	600,000	643,957
3.88%, 03/17/28 (a)	445,000	437,770
9.38%, 04/01/29	400,000	455,822
3.16%, 01/23/30 (a)	530,000	497,009
7.50%, 03/01/31 (a)	200,000	222,066
2.25%, 09/29/32 (a)	850,000	702,751
3.30%, 01/19/33 (a)	300,000	263,688
6.40%, 02/14/35 (a)	600,000	633,439
6.70%, 01/26/36	670,000	721,581
6.88%, 01/31/36 (a)	260,000	283,015
8.00%, 03/01/38 (a)	200,000	234,103
4.50%, 05/15/47 (a)	500,000	397,077
4.50%, 04/16/50 (a)	800,000	617,676
4.30%, 04/29/53	700,000	525,792
6.85%, 03/28/54 (a)	200,000	208,438
4.50%, 04/01/56 (a)	800,000	600,325
7.88%, 03/01/57 (a)	200,000	233,028
3.87%, 07/23/60 (a)	1,045,000	692,890
4.50%, 01/19/63 (a)	475,000	354,347
		8,724,774
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	25,000	25,136
2.84%, 06/20/30	50,000	47,105
2.78%, 01/23/31 (a)	920,000	851,592
1.86%, 12/01/32 (a)	375,000	310,658
8.75%, 11/21/33	700,000	882,203
3.00%, 01/15/34 (a)	705,000	614,398
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 02/08/35 (a)	400,000	409,280
5.50%, 03/30/36 (a)	548,000	559,453
6.55%, 03/14/37	400,000	443,008
3.30%, 03/11/41 (a)	375,000	290,546
5.63%, 11/18/50	800,000	781,463
3.55%, 03/10/51 (a)	575,000	404,108
5.88%, 08/08/54 (a)	525,000	519,394
6.20%, 06/30/55 (a)	420,000	432,639
2.78%, 12/01/60 (a)	730,000	398,290
3.60%, 01/15/72 (a)	345,000	219,596
3.23%, 07/28/21 (a)	375,000	205,519
		7,394,388
Philippines 0.1%
Philippines Government International Bonds
3.23%, 03/29/27	200,000	198,040
3.00%, 02/01/28	650,000	636,371
4.63%, 07/17/28	285,000	288,529
3.75%, 01/14/29	525,000	518,894
9.50%, 02/02/30	625,000	751,039
2.46%, 05/05/30	350,000	326,204
7.75%, 01/14/31	550,000	638,916
1.65%, 06/10/31	535,000	466,176
1.95%, 01/06/32	200,000	173,966
6.38%, 01/15/32	350,000	387,391
3.56%, 09/29/32	300,000	283,854
5.61%, 04/13/33	260,000	275,591
5.00%, 07/17/33	425,000	435,012
5.25%, 05/14/34	255,000	265,087
6.38%, 10/23/34	450,000	505,218
5.50%, 02/04/35	400,000	421,878
4.75%, 03/05/35	415,000	415,673
5.00%, 01/13/37	530,000	536,075
3.95%, 01/20/40	730,000	645,766
3.70%, 03/01/41	555,000	464,857
3.70%, 02/02/42	650,000	537,140
2.95%, 05/05/45	520,000	364,284
2.65%, 12/10/45	590,000	390,440
3.20%, 07/06/46	615,000	442,048
4.20%, 03/29/47	100,000	83,863
5.95%, 10/13/47	275,000	290,033
5.50%, 01/17/48	470,000	468,447
5.60%, 05/14/49	200,000	201,235
5.18%, 09/05/49	200,000	190,164
5.90%, 02/04/50	200,000	209,855
		11,812,046
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	765,000	788,411
4.63%, 03/18/29 (a)	500,000	510,403
4.88%, 02/12/30	500,000	515,866
5.75%, 11/16/32 (a)	600,000	643,072
4.88%, 10/04/33 (a)	925,000	939,246
5.13%, 09/18/34 (a)	840,000	860,307
5.38%, 02/12/35 (a)	900,000	933,590
5.50%, 04/04/53 (a)	805,000	768,993
5.50%, 03/18/54 (a)	1,000,000	955,165
		6,915,053
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	267,587
3.50%, 09/20/28	235,000	233,777
2.50%, 06/19/29	475,000	455,161
1.00%, 09/16/30	470,000	413,845
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 10/29/30	300,000	297,718
3.88%, 09/20/48	200,000	168,127
		1,836,215
Uruguay 0.0%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	400,000	374,340
Uruguay Government International Bonds
4.38%, 10/27/27	373,333	375,994
4.38%, 01/23/31 (a)	795,000	808,206
5.75%, 10/28/34 (a)	470,000	502,410
7.63%, 03/21/36	425,000	515,762
5.44%, 02/14/37 (a)	440,000	458,041
4.13%, 11/20/45	390,000	342,182
5.10%, 06/18/50	1,000,000	943,698
4.98%, 04/20/55	850,000	773,400
		5,094,033
		99,652,095

Supranational* 1.3%
African Development Bank
4.63%, 01/04/27	805,000	812,765
4.13%, 02/25/27	625,000	628,519
4.38%, 11/03/27	700,000	710,239
4.38%, 03/14/28	625,000	635,499
3.88%, 06/12/28	805,000	810,310
3.50%, 09/18/29	605,000	601,738
4.00%, 03/18/30	75,000	75,757
5.75%, 05/07/34(a)(b)(j)	280,000	281,081
5.88%, 05/07/35(a)(b)(j)	200,000	200,034
4.50%, 06/12/35	410,000	418,669
Asian Development Bank
2.63%, 01/12/27	500,000	494,965
4.13%, 01/12/27	845,000	849,241
1.50%, 01/20/27	1,335,000	1,306,011
3.13%, 08/20/27	700,000	695,309
2.50%, 11/02/27	988,000	969,804
4.38%, 01/14/28	1,630,000	1,656,200
2.75%, 01/19/28	690,000	679,185
3.75%, 04/25/28	1,000,000	1,004,033
1.25%, 06/09/28	300,000	283,887
5.82%, 06/16/28	675,000	709,355
4.50%, 08/25/28	1,240,000	1,268,942
3.13%, 09/26/28	105,000	103,777
4.88%, 09/26/28(a)	360,000	362,892
4.38%, 03/06/29	905,000	925,573
1.88%, 03/15/29	550,000	521,310
4.95%, 04/12/29(a)	160,000	160,369
3.63%, 08/28/29	510,000	510,003
1.75%, 09/19/29	1,150,000	1,074,878
1.88%, 01/24/30	1,000,000	931,221
4.75%, 02/12/30(a)	280,000	282,481
4.13%, 05/30/30	620,000	629,598
3.75%, 08/28/30	880,000	880,061
0.75%, 10/08/30	985,000	856,081
1.50%, 03/04/31	530,000	473,737
3.13%, 04/27/32	210,000	200,221
3.88%, 09/28/32	600,000	596,163
4.00%, 01/12/33	400,000	399,597
3.88%, 06/14/33	425,000	420,510
4.13%, 01/12/34	650,000	651,137
4.38%, 03/22/35	505,000	512,413
Asian Infrastructure Investment Bank
3.75%, 09/14/27	675,000	677,076
4.00%, 01/18/28	645,000	650,288
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 09/15/28	640,000	640,518
4.13%, 01/18/29	765,000	776,227
4.50%, 01/16/30	610,000	627,484
4.25%, 03/13/34	350,000	353,694
4.50%, 05/21/35	655,000	671,270
Corp. Andina de Fomento
2.25%, 02/08/27	465,000	456,897
6.00%, 04/26/27	645,000	662,557
5.00%, 01/24/29	885,000	912,110
5.00%, 01/22/30	500,000	517,382
Council of Europe Development Bank
4.63%, 06/11/27	300,000	304,335
3.63%, 01/26/28	500,000	500,319
4.13%, 01/24/29	620,000	629,104
4.50%, 01/15/30	450,000	462,821
European Bank for Reconstruction & Development
4.38%, 03/09/28	750,000	762,382
4.13%, 01/25/29	685,000	694,996
4.25%, 03/13/34	655,000	660,799
European Investment Bank
1.38%, 03/15/27	1,655,000	1,612,582
4.38%, 03/19/27	1,310,000	1,322,285
2.38%, 05/24/27	667,000	656,347
0.63%, 10/21/27	330,000	313,434
3.25%, 11/15/27	1,470,000	1,462,882
3.88%, 03/15/28	1,180,000	1,187,949
3.88%, 06/15/28	700,000	705,347
4.50%, 10/16/28	1,000,000	1,024,429
4.00%, 02/15/29	1,500,000	1,517,646
1.75%, 03/15/29	1,075,000	1,015,264
4.75%, 06/15/29	1,890,000	1,958,616
1.63%, 10/09/29	230,000	213,868
3.75%, 11/15/29	1,000,000	1,003,226
4.50%, 03/14/30	1,765,000	1,818,121
0.88%, 05/17/30	355,000	314,381
3.63%, 07/15/30	1,200,000	1,193,810
0.75%, 09/23/30	555,000	483,467
3.88%, 10/15/30	1,180,000	1,185,341
1.25%, 02/14/31	1,440,000	1,270,664
1.63%, 05/13/31	570,000	510,000
4.38%, 10/10/31	1,250,000	1,283,898
4.25%, 08/16/32	1,805,000	1,833,149
3.75%, 02/14/33	1,655,000	1,628,948
4.13%, 02/13/34	1,120,000	1,122,446
4.63%, 02/12/35	900,000	930,973
4.88%, 02/15/36	390,000	410,731
Inter-American Development Bank
1.50%, 01/13/27	825,000	807,375
4.38%, 02/01/27	880,000	886,902
2.38%, 07/07/27	1,305,000	1,282,415
0.63%, 09/16/27	775,000	737,836
4.00%, 01/12/28	250,000	252,101
1.13%, 07/20/28	1,035,000	973,529
3.13%, 09/18/28	1,040,000	1,027,793
4.13%, 02/15/29	825,000	837,542
2.25%, 06/18/29	1,075,000	1,027,139
3.50%, 09/14/29	750,000	746,241
4.80%, 01/22/30(a)	100,000	100,923
4.50%, 02/15/30	1,370,000	1,410,543
3.75%, 06/14/30	500,000	500,114
1.13%, 01/13/31	730,000	641,099
3.63%, 09/17/31	485,000	478,844
3.50%, 04/12/33	835,000	806,864
4.50%, 09/13/33	765,000	786,654
4.38%, 07/17/34	720,000	731,693
4.38%, 07/16/35	1,000,000	1,012,193
3.88%, 10/28/41	290,000	259,723
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 08/07/42	325,000	264,783
4.38%, 01/24/44	250,000	234,404
5.13%, 09/11/54(a)	50,000	48,226
Inter-American Investment Corp.
4.13%, 02/15/28	550,000	555,142
4.75%, 09/19/28	350,000	359,603
3.63%, 11/20/28	300,000	299,744
4.25%, 02/14/29	335,000	340,318
4.25%, 04/01/30	300,000	305,248
International Bank for Reconstruction & Development
0.85%, 02/10/27(a)	205,000	198,669
3.13%, 06/15/27	1,025,000	1,018,942
2.50%, 11/22/27	1,040,000	1,020,713
0.75%, 11/24/27	2,000,000	1,898,757
1.38%, 04/20/28	1,685,000	1,603,894
3.63%, 05/05/28	1,010,000	1,011,538
3.50%, 07/12/28	1,130,000	1,127,876
4.63%, 08/01/28	1,010,000	1,035,761
1.13%, 09/13/28	1,125,000	1,054,597
3.63%, 09/21/29	815,000	814,297
3.88%, 10/16/29	1,350,000	1,360,531
1.75%, 10/23/29	1,165,000	1,086,661
3.88%, 02/14/30	1,445,000	1,453,671
4.13%, 03/20/30	1,550,000	1,573,785
0.88%, 05/14/30	1,470,000	1,301,367
4.00%, 07/25/30	815,000	823,126
0.75%, 08/26/30	1,240,000	1,081,850
3.50%, 10/28/30	1,500,000	1,482,638
4.00%, 01/10/31	1,500,000	1,513,326
1.25%, 02/10/31	1,470,000	1,296,706
4.50%, 04/10/31	900,000	928,852
1.63%, 11/03/31	1,440,000	1,271,118
4.63%, 01/15/32	2,010,000	2,084,491
2.50%, 03/29/32	1,000,000	920,897
4.00%, 05/06/32	1,620,000	1,623,698
4.75%, 11/14/33	1,005,000	1,050,380
5.67%, 02/01/34(a)	50,000	50,067
5.10%, 04/05/34(a)	410,000	415,321
3.88%, 08/28/34	1,185,000	1,162,676
4.50%, 08/28/34(a)	50,000	49,780
4.70%, 11/08/34(a)	260,000	262,400
4.75%, 02/15/35	120,000	125,098
4.38%, 08/27/35	1,530,000	1,548,599
International Finance Corp.
4.38%, 01/15/27	500,000	503,648
4.50%, 01/21/28	500,000	509,238
4.50%, 07/13/28	600,000	613,287
4.25%, 07/02/29	680,000	693,910
3.88%, 07/02/30	620,000	623,260
0.75%, 08/27/30	515,000	449,302
Nordic Investment Bank
3.38%, 09/08/27	200,000	199,390
4.38%, 03/14/28	1,050,000	1,067,354
3.75%, 08/28/28	300,000	301,334
3.75%, 05/09/30	400,000	400,108
		122,851,532
Total Government Related (Cost $406,205,749)		389,062,418

SECURITIZED 26.0% OF NET ASSETS

Asset-Backed Securities 0.1%
Credit Card 0.1%
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,978,527
Electric 0.0%
Duke Energy Carolinas SC Storm Funding LLC
4.90%, 03/01/46	170,000	169,991
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	86,919	86,073
4.26%, 06/01/38	175,000	170,526
4.45%, 12/01/49	400,000	355,403
4.67%, 12/01/53	300,000	263,222
		1,045,215
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	214,041	207,148
2.86%, 03/01/35	45,000	41,726
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	205,000	176,443
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	73,059
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	115,000	108,967
5.10%, 06/01/54	315,000	293,800
		901,143
		3,924,885

Commercial Mortgage-Backed Security 1.8%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	987,684
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	587,581
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	990,433	979,220
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	759,845
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	643,181
Series 2024-BNK47, Class A5
5.72%, 06/15/57 (a)	1,750,000	1,860,171
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)(k)	1,600,000	1,695,723
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,142,511
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,945,686
Series 2022-C18, Class A4
5.44%, 12/15/55 (a)(k)	1,620,000	1,687,341
Series 2022-C18, Class A5
5.71%, 12/15/55 (a)(k)	2,657,000	2,805,750
Series 2023-C20, Class A5
5.58%, 07/15/56 (a)	3,642,858	3,827,855
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)	5,200,000	5,590,744
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	4,500,000	4,825,230
Series 2024-C28, Class A2
5.12%, 09/15/57 (a)	2,500,000	2,547,658
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,035,000	1,076,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,064,925
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,795,854
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,469,463
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,562,227
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	1,003,993
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,640,356
Series 2025-V14, Class A3
5.18%, 04/15/57 (a)	2,500,000	2,568,965
BMO Mortgage Trust
Series 2023-C5, Class A2
5.49%, 06/15/56 (a)	1,600,000	1,665,713
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	8,700,000	9,246,347
Series 2025-5C9, Class A3
5.78%, 04/15/58 (a)(k)	1,100,000	1,152,715
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,678,576
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,589,545
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,545,038
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	495,732
Series 2019-C7, Class A4
3.10%, 12/15/72 (a)	660,000	629,009
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,111,432
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	99,460
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K054, Class A2
2.75%, 01/25/26 (a)	92,900	92,900
Series K055, Class A2
2.67%, 03/25/26 (a)	671,802	669,337
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	743,780
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	495,432	492,841
Series K062, Class A2
3.41%, 12/25/26 (a)	256,448	255,191
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	106,265
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	308,000	305,300
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,722,922
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,489,709
Series K074, Class A2
3.60%, 01/25/28 (a)	8,166,535	8,132,109
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,183,606
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	2,100,000	2,110,820
Series K084, Class A2
3.78%, 10/25/28 (a)(k)	2,000,000	1,996,571
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	900,000	904,755
Series K087, Class A2
3.77%, 12/25/28 (a)	2,487,440	2,482,430
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,587,817
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,964,918
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	791,635
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	475,823
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	766,268
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,101,157
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,790,811
Series K126, Class A2
2.07%, 01/25/31 (a)	1,500,000	1,367,638
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	3,104,359
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	891,573
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	894,413
Series K144, Class A2
2.45%, 04/25/32 (a)	2,060,000	1,863,758
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	3,054,943
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,549,056
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	485,367
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,350,812
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	4,200,000	4,085,606
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,730,605
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	805,664
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,695,321
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	396,981
Series K163, Class A2
5.00%, 03/25/34 (a)(k)	1,500,000	1,561,161
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	671,217
Series K755, Class A2
5.20%, 02/25/31 (a)	1,000,000	1,048,592
Federal National Mortgage Association-ACES
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	1,430,015	1,420,991
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	362,432
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,310,227
Morgan Stanley Capital I Trust
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	247,344
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,284,092
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,715,346
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,718,581
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,528,286
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,305,000	1,290,219
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	473,942
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	29,020	28,946
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	925,582	924,019
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	148,779
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,535,210
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,973,205
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,371,986
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,496,363
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,212,067	1,209,791
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	979,649
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,823,612
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	764,994
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	704,694
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,694,133
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(k)	1,800,000	1,738,094
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	1,400,000	1,478,886
Series 2025-C65, Class A4
5.00%, 10/15/58 (a)	1,369,000	1,376,632
		174,606,141

Mortgage-Backed Securities Pass-Through 24.1%
Federal Home Loan Mortgage Corp.
1.00%, 09/01/36 to 10/01/36 (a)	531,205	465,788
1.50%, 08/01/35 to 08/01/51 (a)	56,411,983	46,709,326
2.00%, 01/01/28 to 04/01/52 (a)	229,813,769	191,491,363
2.50%, 04/01/27 to 05/01/52 (a)	150,347,819	129,805,814
3.00%, 08/01/26 to 06/01/53 (a)	78,806,177	71,730,169
3.50%, 01/01/26 to 02/01/53 (a)	45,358,436	42,825,365
4.00%, 04/01/26 to 10/01/52 (a)	25,310,372	24,562,723
4.50%, 05/01/34 to 11/01/55 (a)	19,923,367	19,813,529
5.00%, 11/01/33 to 12/01/55 (a)	45,157,868	45,456,806
5.50%, 09/01/32 to 12/01/55 (a)	72,239,585	73,680,518
6.00%, 07/01/33 to 09/01/55 (a)	64,983,576	67,268,545
6.50%, 12/01/33 to 10/01/55 (a)	30,628,321	32,096,914
7.00%, 12/01/53 to 01/01/54 (a)	3,955,654	4,176,568
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,022,237	901,002
1.50%, 09/01/35 to 08/01/51 (a)	45,779,146	38,761,136
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 05/01/28 to 05/01/52 (a)	257,353,953	215,706,541
2.50%, 07/01/27 to 05/01/52 (a)	174,607,549	151,422,732
3.00%, 09/01/26 to 06/01/52 (a)	98,783,306	90,231,949
3.50%, 01/01/26 to 11/01/55 (a)	67,774,265	64,121,970
4.00%, 02/01/26 to 09/01/52 (a)	46,166,717	44,837,298
4.50%, 03/01/30 to 09/01/52 (a)	28,216,283	28,049,485
5.00%, 09/01/33 to 11/01/55 (a)	61,780,754	62,143,713
5.50%, 07/01/29 to 09/01/55 (a)	73,428,829	74,941,489
6.00%, 04/01/35 to 08/01/55 (a)	81,779,516	84,377,286
6.50%, 08/01/34 to 09/01/55 (a)	28,824,475	30,143,333
7.00%, 12/01/53 to 09/01/55 (a)	8,857,770	9,323,689
7.50%, 11/01/53 to 08/01/54 (a)	982,332	1,042,098
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,285,308	1,019,943
2.00%, 04/20/36 to 04/20/52 (a)	90,586,296	75,155,909
2.50%, 03/20/27 to 06/20/52 (a)	94,527,646	81,744,120
3.00%, 01/20/27 to 06/20/52 (a)	67,800,987	61,624,097
3.50%, 09/20/32 to 11/20/55 (a)	55,740,152	51,957,133
4.00%, 06/15/39 to 01/20/55 (a)	31,429,543	30,227,025
4.50%, 01/20/39 to 12/20/55 (a)	41,560,206	40,874,693
5.00%, 03/20/33 to 12/20/55 (a)	61,940,585	62,077,885
5.50%, 10/20/33 to 12/20/55 (a)	70,551,393	71,492,608
6.00%, 10/15/36 to 12/20/55 (a)	43,077,200	44,101,678
6.50%, 10/20/52 to 09/20/55 (a)	14,486,206	15,043,902
7.00%, 01/20/53 to 12/20/54 (a)	2,243,751	2,320,329
7.50%, 12/20/53 (a)	142,935	147,720
Government National Mortgage Association, TBA
4.00%, 01/20/55 (a)(l)	7,000,000	6,606,816
4.50%, 01/20/56 (a)(l)	3,500,000	3,409,259
Uniform Mortgage-Backed Security, TBA
3.00%, 01/14/56 (a)(l)	5,500,000	4,864,818
3.50%, 01/14/56 (a)(l)	12,000,000	11,093,435
4.00%, 01/14/56 (a)(l)	29,500,000	27,982,246
4.50%, 01/15/55 (a)(l)	30,500,000	29,769,171
5.00%, 01/15/55 (a)(l)	8,500,000	8,478,088
5.50%, 01/15/55 (a)(l)	19,000,000	19,268,077
		2,295,346,101
Total Securitized (Cost $2,642,254,315)		2,473,877,127

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.0% OF NET ASSETS

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (m)	179,338,286	179,338,286
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (m)(n)	8,534,813	8,534,813
		187,873,099
Total Short-Term Investments (Cost $187,873,099)		187,873,099
Total Investments in Securities (Cost $9,966,466,843)		9,622,303,515

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $8,243,923.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $15,793,021 or 0.2% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(j)	Perpetual security. Maturity date represents the next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/25	FACE AMOUNT AT 12/31/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$88,727	$—	($89,154 )	($1,762 )	$2,417	($228 )	$—	$—	$535
0.90%, 03/11/26	349,354	—	(352,939)	(10,760)	14,023	322	—	—	821
1.15%, 05/13/26	248,358	—	(252,218)	(7,437)	11,153	144	—	—	1,254
5.88%, 08/24/26	300,322	—	(299,499)	3,966	(4,406)	(383)	—	—	10,913
3.20%, 03/02/27	184,093	—	(24,463)	(445)	7,416	(2,832)	163,769	165,000	5,533
2.45%, 03/03/27	424,943	14,499	(48,211)	234	9,695	2,768	403,928	410,000	10,286
3.30%, 04/01/27	203,975	9,905	—	—	7,567	(2,734)	218,713	220,000	7,036
3.20%, 01/25/28	181,900	—	—	—	6,693	(1,146)	187,447	190,000	6,080
2.00%, 03/20/28	306,998	—	—	—	15,650	(252)	322,396	335,000	6,700
4.00%, 02/01/29	169,705	—	(24,649)	223	8,001	(2,705)	150,575	150,000	6,317
5.64%, 05/19/29	331,771	—	—	—	5,743	(54)	337,460	325,000	18,340
3.25%, 05/22/29	154,613	9,756	—	—	6,943	(790)	170,522	175,000	5,467
2.75%, 10/01/29	122,888	—	—	—	6,498	(663)	128,723	135,000	3,713
6.20%, 11/17/29	364,810	—	—	—	7,265	(1,660)	370,415	350,000	21,686
4.63%, 03/22/30	139,802	10,255	—	—	5,779	(2,365)	153,471	150,000	6,517
1.65%, 03/11/31	180,308	—	(20,797)	(989)	11,626	1,093	171,241	195,000	3,300
2.30%, 05/13/31	178,649	8,926	—	—	11,975	(210)	199,340	220,000	4,920
4.34%, 11/14/31	—	275,839	—	—	(1,166)	(14)	274,659	275,000	995
1.95%, 12/01/31	200,041	4,065	(20,764)	241	13,118	460	197,161	225,000	4,479
2.90%, 03/03/32	250,184	—	(22,063)	89	13,450	1,235	242,895	265,000	8,007
5.85%, 05/19/34	386,192	10,783	—	—	16,127	(609)	412,493	385,000	22,128
6.14%, 08/24/34	393,742	—	—	—	15,615	(261)	409,096	375,000	23,010
4.91%, 11/14/36	—	250,630	—	—	(1,820)	(4)	248,806	250,000	1,024
Total	$5,161,375	$594,658	($1,154,757 )	($16,640 )	$189,362	($10,888 )	$4,763,110		$179,061

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,241,535,206	$—	$2,241,535,206
Treasuries[1]	—	4,329,955,665	—	4,329,955,665
Government Related[1]	—	389,062,418	—	389,062,418
Securitized[1]	—	2,473,877,127	—	2,473,877,127
Short-Term Investments[1]	187,873,099	—	—	187,873,099
Total	$187,873,099	$9,434,430,416	$—	$9,622,303,515

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $4,823,115)		$4,763,110
Investments in securities, at value - unaffiliated issuers (cost $9,961,643,728) including securities on loan of $8,243,923		9,617,540,405
Cash		96,291
Receivables:
Investments sold		110,061,030
Interest		74,631,410
Fund shares sold		18,696,206
Dividends		486,475
Income from securities on loan		10,166
Other assets	+	8,792
Total assets		9,826,293,885

Liabilities
Collateral held for securities on loan		8,534,813
Payables:
Investments bought		165,173,894
Investments bought - delayed-delivery		126,769,895
Management fees	+	240,497
Total liabilities		300,719,099
Net assets		$9,525,574,786

Net Assets by Source
Capital received from investors		$10,454,367,582
Total distributable loss	+	(928,792,796)
Net assets		$9,525,574,786

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,525,574,786		407,600,000		$23.37

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$352,062,668
Dividends received from securities - unaffiliated issuers		5,284,845
Interest received from securities - affiliated issuers		168,173
Securities on loan, net	+	93,236
Total investment income		357,608,922

Expenses
Management fees		2,636,488
Total expenses	–	2,636,488
Net investment income		354,972,434

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(16,430)
Net realized losses on sales of securities - unaffiliated issuers		(33,793,692)
Net realized losses on sales of in-kind redemptions - affiliated issuers		(210)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(2,658,800)
Net realized losses		(36,469,132)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		189,362
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	286,849,877
Net change in unrealized appreciation (depreciation)		287,039,239
Net realized and unrealized gains		250,570,107
Increase in net assets resulting from operations		$605,542,541
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$354,972,434	$305,333,869
Net realized losses		(36,469,132)	(70,348,866)
Net change in unrealized appreciation (depreciation)	+	287,039,239	(144,029,288)
Increase in net assets resulting from operations		$605,542,541	$90,955,715

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($360,788,080 )	($309,988,610 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		61,800,000	$1,434,124,284	62,200,000	$1,439,929,588
Shares redeemed	+	(25,800,000)	(593,944,094)	(15,800,000)	(363,762,306)
Net transactions in fund shares		36,000,000	$840,180,190	46,400,000	$1,076,167,282

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		371,600,000	$8,440,640,135	325,200,000	$7,583,505,748
Total increase	+	36,000,000	1,084,934,651	46,400,000	857,134,387
End of period		407,600,000	$9,525,574,786	371,600,000	$8,440,640,135

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close of U.S.
markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$24.37	$24.17	$23.48	$25.29	$25.69
Income (loss) from investment operations:
Net investment income (loss)[3]	1.12	0.99	0.72	0.38	0.25
Net realized and unrealized gains (losses)	0.50	0.19	0.69	(1.80)	(0.41)
Total from investment operations	1.62	1.18	1.41	(1.42)	(0.16)
Less distributions:
Distributions from net investment income	(1.10)	(0.98)	(0.72)	(0.39)	(0.24)
Net asset value at end of period	$24.89	$24.37	$24.17	$23.48	$25.29
Total return	6.77%	4.95%	6.14%	(5.65%)	(0.64%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	4.52%	4.06%	3.04%	1.56%	0.99%
Portfolio turnover rate[7]	38%	33%	28%	14%	13%
Net assets, end of period (x 1,000,000)	$674	$475	$389	$371	$609

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and if the coupon rate is not available, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.9% OF NET ASSETS

Financial Institutions 41.8%
Banking 30.7%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	151,320
7.10%, 11/15/27 (a)	145,000	152,397
2.20%, 11/02/28 (a)	225,000	212,987
5.74%, 05/15/29 (a)(b)	150,000	153,805
6.99%, 06/13/29 (a)(b)	185,000	195,335
6.85%, 01/03/30 (a)(b)	165,000	175,101
5.54%, 01/17/31 (a)(b)	115,000	117,748
American Express Co.
2.55%, 03/04/27 (a)	455,000	448,602
3.30%, 05/03/27 (a)	460,000	457,138
5.85%, 11/05/27 (a)	400,000	413,943
5.10%, 02/16/28 (a)(b)	345,000	349,099
5.04%, 07/26/28 (a)(b)	235,000	238,980
4.73%, 04/25/29 (a)(b)	340,000	345,328
4.05%, 05/03/29 (a)	195,000	195,673
4.35%, 07/20/29 (a)(b)	325,000	327,434
5.28%, 07/27/29 (a)(b)	340,000	350,327
5.53%, 04/25/30 (a)(b)	320,000	333,996
5.09%, 01/30/31 (a)(b)	325,000	335,256
5.02%, 04/25/31 (a)(b)	370,000	381,414
6.49%, 10/30/31 (a)(b)	250,000	273,254
American Express Credit Corp.
3.30%, 05/03/27 (a)	150,000	149,211
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	65,000	67,580
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	300,000	302,931
4.90%, 07/16/27	265,000	269,613
3.92%, 12/08/28	250,000	250,855
4.62%, 12/16/29	250,000	255,348
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	207,273
5.38%, 03/13/29	200,000	207,420
Banco Santander SA
4.25%, 04/11/27	400,000	401,002
5.29%, 08/18/27	400,000	407,518
3.80%, 02/23/28	200,000	198,538
5.55%, 03/14/28 (a)(b)	200,000	203,385
4.18%, 03/24/28 (a)(b)	400,000	400,346
4.38%, 04/12/28	200,000	201,093
5.37%, 07/15/28 (a)(b)	400,000	407,783
5.59%, 08/08/28	400,000	414,810
6.61%, 11/07/28	200,000	213,448
3.31%, 06/27/29	200,000	194,422
5.57%, 01/17/30	200,000	208,437
5.54%, 03/14/30 (a)(b)	200,000	207,113
3.49%, 05/28/30	200,000	192,907
4.55%, 11/06/30	400,000	400,664
2.75%, 12/03/30	400,000	364,459
Bank of America Corp.
3.25%, 10/21/27 (a)	445,000	441,150
4.18%, 11/25/27 (a)	480,000	481,027
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.82%, 01/20/28 (a)(b)	595,000	593,666
2.55%, 02/04/28 (a)(b)	525,000	516,663
3.71%, 04/24/28 (a)(b)	500,000	497,912
4.38%, 04/27/28 (a)(b)	465,000	466,997
3.59%, 07/21/28 (a)(b)	510,000	506,621
4.95%, 07/22/28 (a)(b)	690,000	699,824
6.20%, 11/10/28 (a)(b)	480,000	498,867
3.42%, 12/20/28 (a)(b)	1,380,000	1,364,197
4.98%, 01/24/29 (a)(b)	540,000	550,160
3.97%, 03/05/29 (a)(b)	625,000	624,124
5.20%, 04/25/29 (a)(b)	775,000	794,278
4.62%, 05/09/29 (a)(b)	515,000	521,957
2.09%, 06/14/29 (a)(b)	710,000	677,339
4.27%, 07/23/29 (a)(b)	945,000	949,513
5.82%, 09/15/29 (a)(b)	660,000	688,500
3.97%, 02/07/30 (a)(b)	640,000	636,825
3.19%, 07/23/30 (a)(b)	610,000	589,371
2.88%, 10/22/30 (a)(b)	540,000	514,066
5.16%, 01/24/31 (a)(b)	665,000	686,871
2.50%, 02/13/31 (a)(b)	845,000	787,581
2.59%, 04/29/31 (a)(b)	630,000	587,308
1.90%, 07/23/31 (a)(b)	625,000	561,757
1.92%, 10/24/31 (a)(b)	575,000	514,384
Bank of Montreal
2.65%, 03/08/27	290,000	285,938
5.37%, 06/04/27	110,000	112,301
4.70%, 09/14/27 (a)	165,000	167,225
5.20%, 02/01/28 (a)	200,000	205,141
4.06%, 09/22/28 (a)(b)	160,000	160,110
5.72%, 09/25/28 (a)	275,000	286,877
5.00%, 01/27/29 (a)(b)	235,000	239,509
4.64%, 09/10/30 (a)(b)	210,000	212,882
4.35%, 09/22/31 (a)(b)	280,000	279,720
3.80%, 12/15/32 (a)(b)	255,000	252,152
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	254,171
Bank of New York Mellon Corp.
2.05%, 01/26/27 (a)	150,000	147,279
3.25%, 05/16/27 (a)	175,000	173,835
3.40%, 01/29/28 (a)	155,000	153,919
3.44%, 02/07/28 (a)(b)	345,000	343,390
3.85%, 04/28/28	325,000	326,030
4.44%, 06/09/28 (a)(b)	190,000	191,490
3.99%, 06/13/28 (a)(b)	245,000	245,271
1.65%, 07/14/28 (a)	110,000	104,469
4.89%, 07/21/28 (a)(b)	75,000	76,171
5.80%, 10/25/28 (a)(b)	220,000	227,490
3.00%, 10/30/28 (a)	105,000	102,325
1.90%, 01/25/29 (a)	105,000	99,012
4.54%, 02/01/29 (a)(b)	150,000	151,930
3.85%, 04/26/29 (a)	110,000	110,284
3.30%, 08/23/29 (a)	175,000	170,153
6.32%, 10/25/29 (a)(b)	205,000	217,794
4.98%, 03/14/30 (a)(b)	230,000	236,782
4.60%, 07/26/30 (a)(b)	60,000	61,105
4.94%, 02/11/31 (a)(b)	275,000	282,964
Bank of Nova Scotia
1.95%, 02/02/27	150,000	147,040
2.95%, 03/11/27	200,000	197,913
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 06/04/27	185,000	188,939
5.25%, 06/12/28	180,000	185,592
4.40%, 09/08/28 (a)(b)	295,000	296,751
4.04%, 09/15/28 (a)(b)	170,000	170,048
4.93%, 02/14/29 (a)(b)	265,000	270,185
5.45%, 08/01/29	165,000	171,893
4.85%, 02/01/30	325,000	332,888
5.13%, 02/14/31 (a)(b)	210,000	216,425
4.34%, 09/15/31 (a)(b)	210,000	209,397
BankUnited, Inc.
5.13%, 06/11/30 (a)	125,000	125,633
Barclays PLC
4.34%, 01/10/28 (a)	490,000	491,248
5.67%, 03/12/28 (a)(b)	330,000	335,965
4.84%, 05/09/28 (a)	385,000	388,173
5.50%, 08/09/28 (a)(b)	325,000	332,081
4.84%, 09/10/28 (a)(b)	200,000	202,408
7.39%, 11/02/28 (a)(b)	350,000	370,072
5.09%, 02/25/29 (a)(b)	260,000	264,945
4.97%, 05/16/29 (a)(b)	490,000	498,272
6.49%, 09/13/29 (a)(b)	290,000	306,611
4.48%, 11/11/29 (a)(b)	300,000	301,820
5.69%, 03/12/30 (a)(b)	360,000	374,772
5.09%, 06/20/30 (a)(b)	280,000	284,886
4.94%, 09/10/30 (a)(b)	365,000	372,159
5.37%, 02/25/31 (a)(b)	435,000	449,672
2.65%, 06/24/31 (a)(b)	360,000	333,313
3.56%, 09/23/35 (a)(b)	200,000	188,940
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	225,000	223,920
5.24%, 06/28/27	230,000	234,469
4.86%, 01/13/28 (a)(b)	230,000	231,859
5.00%, 04/28/28 (a)	290,000	296,726
4.24%, 09/08/28 (a)(b)	180,000	180,749
5.99%, 10/03/28 (a)	165,000	173,341
4.86%, 03/30/29 (a)(b)	300,000	305,010
5.26%, 04/08/29 (a)	240,000	248,685
4.63%, 09/11/30 (a)(b)	230,000	233,312
5.25%, 01/13/31 (a)(b)	215,000	221,976
4.58%, 09/08/31 (a)(b)	210,000	211,694
Capital One Financial Corp.
4.10%, 02/09/27 (a)	230,000	230,191
3.75%, 03/09/27 (a)	345,000	344,075
3.65%, 05/11/27 (a)	195,000	194,154
3.80%, 01/31/28 (a)	275,000	273,939
4.93%, 05/10/28 (a)(b)	290,000	293,541
5.47%, 02/01/29 (a)(b)	310,000	318,519
6.31%, 06/08/29 (a)(b)	365,000	383,154
5.70%, 02/01/30 (a)(b)	225,000	233,998
3.27%, 03/01/30 (a)(b)	275,000	267,064
5.25%, 07/26/30 (a)(b)	200,000	206,336
5.46%, 07/26/30 (a)(b)	205,000	212,568
4.49%, 09/11/31 (a)(b)	360,000	359,557
7.62%, 10/30/31 (a)(b)	450,000	508,705
Capital One NA
4.65%, 09/13/28 (a)	250,000	253,745
Citibank NA
4.58%, 05/29/27 (a)	525,000	530,552
5.80%, 09/29/28 (a)	620,000	650,427
4.84%, 08/06/29 (a)	450,000	460,513
4.91%, 05/29/30 (a)	560,000	576,235
Citigroup, Inc.
4.45%, 09/29/27	855,000	860,693
3.89%, 01/10/28 (a)(b)	650,000	648,918
6.63%, 01/15/28	110,000	116,018
3.07%, 02/24/28 (a)(b)	590,000	583,477
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.64%, 05/07/28 (a)(b)	440,000	443,616
4.66%, 05/24/28 (a)(b)	315,000	317,889
3.67%, 07/24/28 (a)(b)	510,000	507,061
4.13%, 07/25/28	535,000	535,163
3.52%, 10/27/28 (a)(b)	485,000	480,880
4.79%, 03/04/29 (a)(b)	570,000	578,531
4.08%, 04/23/29 (a)(b)	540,000	539,770
5.17%, 02/13/30 (a)(b)	705,000	723,648
3.98%, 03/20/30 (a)(b)	650,000	644,650
4.54%, 09/19/30 (a)(b)	760,000	766,074
2.98%, 11/05/30 (a)(b)	560,000	533,675
2.67%, 01/29/31 (a)(b)	575,000	538,699
4.41%, 03/31/31 (a)(b)	865,000	865,065
4.95%, 05/07/31 (a)(b)	425,000	434,109
2.57%, 06/03/31 (a)(b)	770,000	713,657
4.50%, 09/11/31 (a)(b)	780,000	782,455
5.59%, 11/19/34 (a)(b)	280,000	287,285
Citizens Bank NA
4.58%, 08/09/28 (a)(b)	250,000	251,946
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	290,000	302,689
2.50%, 02/06/30 (a)	85,000	79,166
3.25%, 04/30/30 (a)	100,000	95,623
5.25%, 03/05/31 (a)(b)	250,000	256,896
Comerica, Inc.
4.00%, 02/01/29 (a)	190,000	188,256
5.98%, 01/30/30 (a)(b)	215,000	224,376
Commonwealth Bank of Australia
4.42%, 03/14/28	275,000	278,609
4.15%, 10/01/30	250,000	250,622
Cooperatieve Rabobank UA
5.04%, 03/05/27	250,000	253,654
4.88%, 01/21/28	250,000	255,761
4.49%, 10/17/29	250,000	254,538
Deutsche Bank AG
5.37%, 09/09/27	155,000	158,766
2.55%, 01/07/28 (a)(b)	255,000	250,870
5.71%, 02/08/28 (a)(b)	250,000	254,050
5.37%, 01/10/29 (a)(b)	210,000	214,381
6.72%, 01/18/29 (a)(b)	310,000	324,675
5.41%, 05/10/29	255,000	265,024
6.82%, 11/20/29 (a)(b)	315,000	335,912
5.00%, 09/11/30 (a)(b)	280,000	284,418
5.30%, 05/09/31 (a)(b)	385,000	394,655
5.88%, 07/08/31 (a)(b)	250,000	259,792
4.95%, 08/04/31 (a)(b)	350,000	353,806
3.55%, 09/18/31 (a)(b)	310,000	295,314
4.47%, 12/10/31 (a)(b)	230,000	229,219
4.88%, 12/01/32 (a)(b)	225,000	226,144
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	98,140
3.95%, 03/14/28 (a)	275,000	274,660
4.06%, 04/25/28 (a)(b)	265,000	264,740
6.36%, 10/27/28 (a)(b)	220,000	229,048
6.34%, 07/27/29 (a)(b)	240,000	252,816
4.77%, 07/28/30 (a)(b)	300,000	303,735
4.90%, 09/06/30 (a)(b)	130,000	132,191
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	125,000	126,977
5.60%, 09/05/35 (a)(b)	130,000	129,908
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	200,000	206,793
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	115,000	119,233
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FNB Corp.
5.72%, 12/11/30 (a)(b)	170,000	173,706
Goldman Sachs Group, Inc.
5.95%, 01/15/27	180,000	183,652
3.85%, 01/26/27 (a)	725,000	724,583
2.64%, 02/24/28 (a)(b)	700,000	689,188
3.62%, 03/15/28 (a)(b)	695,000	691,338
4.94%, 04/23/28 (a)(b)	520,000	526,003
3.69%, 06/05/28 (a)(b)	585,000	582,174
4.48%, 08/23/28 (a)(b)	495,000	498,549
3.81%, 04/23/29 (a)(b)	665,000	661,200
4.22%, 05/01/29 (a)(b)	810,000	811,741
4.15%, 10/21/29 (a)(b)	550,000	550,001
6.48%, 10/24/29 (a)(b)	580,000	615,607
2.60%, 02/07/30 (a)	550,000	517,066
3.80%, 03/15/30 (a)	630,000	620,238
5.73%, 04/25/30 (a)(b)	565,000	590,477
5.05%, 07/23/30 (a)(b)	660,000	676,454
4.69%, 10/23/30 (a)(b)	565,000	572,996
5.21%, 01/28/31 (a)(b)	490,000	506,202
5.22%, 04/23/31 (a)(b)	630,000	650,843
4.37%, 10/21/31 (a)(b)	700,000	698,541
HSBC Holdings PLC
4.04%, 03/13/28 (a)(b)	520,000	519,434
5.60%, 05/17/28 (a)(b)	525,000	535,187
4.76%, 06/09/28 (a)(b)	550,000	554,883
5.21%, 08/11/28 (a)(b)	490,000	498,477
2.01%, 09/22/28 (a)(b)	510,000	492,406
7.39%, 11/03/28 (a)(b)	525,000	555,228
5.13%, 11/19/28 (a)(b)	300,000	305,658
4.90%, 03/03/29 (a)(b)	305,000	309,499
6.16%, 03/09/29 (a)(b)	400,000	416,512
4.58%, 06/19/29 (a)(b)	785,000	792,459
2.21%, 08/17/29 (a)(b)	605,000	575,417
5.55%, 03/04/30 (a)(b)	365,000	378,508
4.95%, 03/31/30	495,000	507,647
3.97%, 05/22/30 (a)(b)	730,000	721,447
5.29%, 11/19/30 (a)(b)	550,000	567,801
5.13%, 03/03/31 (a)(b)	505,000	517,599
5.24%, 05/13/31 (a)(b)	475,000	489,563
2.85%, 06/04/31 (a)(b)	290,000	271,150
2.36%, 08/18/31 (a)(b)	475,000	432,232
4.62%, 11/06/31 (a)(b)	400,000	401,295
HSBC USA, Inc.
5.29%, 03/04/27	245,000	248,881
4.65%, 06/03/28	230,000	233,635
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	135,000	135,820
6.21%, 08/21/29 (a)(b)	275,000	288,566
2.55%, 02/04/30 (a)	190,000	177,310
5.27%, 01/15/31 (a)(b)	250,000	257,577
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	252,216
4.55%, 05/17/28 (a)(b)	255,000	256,605
5.65%, 01/10/30 (a)	250,000	262,131
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	50,000	52,309
ING Groep NV
3.95%, 03/29/27	335,000	334,916
4.02%, 03/28/28 (a)(b)	100,000	100,036
4.55%, 10/02/28	265,000	268,402
4.86%, 03/25/29 (a)(b)	275,000	279,177
4.05%, 04/09/29	320,000	318,707
5.34%, 03/19/30 (a)(b)	320,000	330,244
5.07%, 03/25/31 (a)(b)	305,000	312,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
8.00%, 04/29/27	240,000	253,105
4.25%, 10/01/27	340,000	342,633
3.63%, 12/01/27 (a)	260,000	258,829
5.04%, 01/23/28 (a)(b)	560,000	565,872
3.78%, 02/01/28 (a)(b)	710,000	708,428
2.95%, 02/24/28 (a)(b)	460,000	454,581
5.57%, 04/22/28 (a)(b)	585,000	596,773
4.32%, 04/26/28 (a)(b)	600,000	602,436
3.54%, 05/01/28 (a)(b)	550,000	547,023
2.18%, 06/01/28 (a)(b)	445,000	434,051
4.98%, 07/22/28 (a)(b)	515,000	522,707
4.85%, 07/25/28 (a)(b)	815,000	825,713
4.51%, 10/22/28 (a)(b)	410,000	414,167
3.51%, 01/23/29 (a)(b)	540,000	535,000
4.92%, 01/24/29 (a)(b)	455,000	463,613
4.01%, 04/23/29 (a)(b)	550,000	549,665
2.07%, 06/01/29 (a)(b)	425,000	405,907
4.20%, 07/23/29 (a)(b)	655,000	657,212
5.30%, 07/24/29 (a)(b)	520,000	535,622
6.09%, 10/23/29 (a)(b)	490,000	516,330
4.45%, 12/05/29 (a)(b)	630,000	636,684
5.01%, 01/23/30 (a)(b)	565,000	579,552
5.58%, 04/22/30 (a)(b)	540,000	563,523
3.70%, 05/06/30 (a)(b)	510,000	502,552
4.57%, 06/14/30 (a)(b)	515,000	521,236
5.00%, 07/22/30 (a)(b)	635,000	652,025
8.75%, 09/01/30	155,000	182,844
2.74%, 10/15/30 (a)(b)	965,000	915,744
4.60%, 10/22/30 (a)(b)	545,000	552,763
5.14%, 01/24/31 (a)(b)	545,000	563,422
4.49%, 03/24/31 (a)(b)	750,000	756,729
2.52%, 04/22/31 (a)(b)	755,000	703,347
5.10%, 04/22/31 (a)(b)	580,000	599,247
2.96%, 05/13/31 (a)(b)	645,000	609,321
4.26%, 10/22/31 (a)(b)	590,000	588,129
1.76%, 11/19/31 (a)(b)	280,000	248,912
KeyBank NA
5.85%, 11/15/27 (a)	255,000	262,815
6.95%, 02/01/28	250,000	262,719
KeyCorp
2.25%, 04/06/27	220,000	215,083
4.10%, 04/30/28	150,000	150,202
2.55%, 10/01/29	160,000	151,185
5.12%, 04/04/31 (a)(b)	160,000	164,353
Lloyds Banking Group PLC
3.75%, 01/11/27	330,000	329,561
5.46%, 01/05/28 (a)(b)	285,000	288,926
3.75%, 03/18/28 (a)(b)	235,000	234,198
4.38%, 03/22/28	330,000	332,074
4.55%, 08/16/28	290,000	293,769
3.57%, 11/07/28 (a)(b)	485,000	481,201
5.09%, 11/26/28 (a)(b)	285,000	290,501
5.87%, 03/06/29 (a)(b)	240,000	248,906
4.82%, 06/13/29 (a)(b)	375,000	381,286
5.72%, 06/05/30 (a)(b)	305,000	319,314
4.43%, 11/04/31 (a)(b)	340,000	339,048
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	80,000	80,485
4.83%, 01/16/29 (a)(b)	145,000	147,346
7.41%, 10/30/29 (a)(b)	190,000	206,238
5.18%, 07/08/31 (a)(b)	150,000	154,040
5.40%, 07/30/35 (a)(b)	150,000	151,671
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	255,000	251,852
4.70%, 01/27/28 (a)	475,000	481,751
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	200,000	199,643
3.29%, 07/25/27	200,000	198,339
2.34%, 01/19/28 (a)(b)	325,000	319,337
3.96%, 03/02/28	300,000	300,365
4.08%, 04/19/28 (a)(b)	240,000	240,210
5.02%, 07/20/28 (a)(b)	370,000	375,599
4.05%, 09/11/28	280,000	281,044
5.35%, 09/13/28 (a)(b)	225,000	230,112
5.42%, 02/22/29 (a)(b)	285,000	293,092
3.74%, 03/07/29	370,000	366,902
5.24%, 04/19/29 (a)(b)	200,000	205,226
3.20%, 07/18/29	375,000	362,684
2.56%, 02/25/30	275,000	257,397
2.05%, 07/17/30	325,000	295,252
5.20%, 01/16/31 (a)(b)	275,000	283,612
5.48%, 02/22/31 (a)(b)	200,000	208,518
5.16%, 04/24/31 (a)(b)	250,000	257,913
4.53%, 09/12/31 (a)(b)	210,000	211,178
Mizuho Financial Group, Inc.
3.17%, 09/11/27	215,000	212,585
4.02%, 03/05/28	300,000	301,118
5.41%, 09/13/28 (a)(b)	210,000	215,089
5.67%, 05/27/29 (a)(b)	275,000	284,951
5.78%, 07/06/29 (a)(b)	300,000	311,983
4.25%, 09/11/29 (a)(b)	280,000	280,976
5.38%, 05/26/30 (a)(b)	200,000	206,930
5.38%, 07/10/30 (a)(b)	200,000	206,975
3.15%, 07/16/30 (a)(b)	170,000	163,602
2.87%, 09/13/30 (a)(b)	400,000	380,140
5.10%, 05/13/31 (a)(b)	190,000	195,498
5.74%, 05/27/31 (a)(b)	200,000	210,585
4.71%, 07/08/31 (a)(b)	200,000	202,586
2.20%, 07/10/31 (a)(b)	260,000	236,596
1.98%, 09/08/31 (a)(b)	200,000	179,457
Morgan Stanley
3.63%, 01/20/27	715,000	713,138
3.95%, 04/23/27	565,000	564,683
2.48%, 01/21/28 (a)(b)	630,000	619,992
5.65%, 04/13/28 (a)(b)	305,000	311,093
4.21%, 04/20/28 (a)(b)	615,000	616,426
3.59%, 07/22/28 (a)(b)	660,000	655,618
6.30%, 10/18/28 (a)(b)	520,000	540,264
3.77%, 01/24/29 (a)(b)	700,000	696,215
5.12%, 02/01/29 (a)(b)	540,000	551,218
4.99%, 04/12/29 (a)(b)	630,000	642,656
5.16%, 04/20/29 (a)(b)	605,000	618,906
5.45%, 07/20/29 (a)(b)	500,000	516,115
4.13%, 10/18/29 (a)(b)	470,000	469,780
6.41%, 11/01/29 (a)(b)	430,000	455,754
5.17%, 01/16/30 (a)(b)	625,000	642,262
4.43%, 01/23/30 (a)(b)	685,000	689,018
5.66%, 04/18/30 (a)(b)	555,000	578,530
5.04%, 07/19/30 (a)(b)	500,000	512,934
4.65%, 10/18/30 (a)(b)	655,000	663,132
5.23%, 01/15/31 (a)(b)	685,000	706,457
2.70%, 01/22/31 (a)(b)	925,000	868,484
3.62%, 04/01/31 (a)(b)	665,000	646,333
5.19%, 04/17/31 (a)(b)	600,000	618,686
4.36%, 10/22/31 (a)(b)	600,000	598,258
Morgan Stanley Bank NA
4.95%, 01/14/28 (a)(b)	325,000	328,030
5.50%, 05/26/28 (a)(b)	590,000	601,903
4.97%, 07/14/28 (a)(b)	320,000	324,616
5.02%, 01/12/29 (a)(b)	470,000	478,930
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	375,000	377,687
4.20%, 11/17/28 (a)(b)	520,000	521,678
4.73%, 07/18/31 (a)(b)	790,000	800,930
4.47%, 11/19/31 (a)(b)	670,000	671,754
National Australia Bank Ltd.
3.91%, 06/09/27	300,000	300,654
5.09%, 06/11/27	360,000	366,672
4.50%, 10/26/27	250,000	253,330
4.94%, 01/12/28	350,000	357,582
4.90%, 06/13/28	255,000	261,226
4.79%, 01/10/29	250,000	255,601
4.53%, 06/13/30	270,000	274,878
National Bank of Canada
5.60%, 12/18/28	300,000	313,560
4.50%, 10/10/29	300,000	303,283
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	215,000	218,823
3.07%, 05/22/28 (a)(b)	225,000	222,225
5.52%, 09/30/28 (a)(b)	380,000	389,783
4.89%, 05/18/29 (a)(b)	425,000	432,389
5.81%, 09/13/29 (a)(b)	320,000	333,526
5.08%, 01/27/30 (a)(b)	505,000	516,489
4.45%, 05/08/30 (a)(b)	300,000	301,235
4.96%, 08/15/30 (a)(b)	240,000	245,087
5.12%, 05/23/31 (a)(b)	285,000	292,654
6.48%, 06/01/34 (a)(b)	250,000	262,985
3.03%, 11/28/35 (a)(b)	200,000	184,232
Northern Trust Corp.
4.00%, 05/10/27 (a)	210,000	210,627
3.65%, 08/03/28 (a)	130,000	129,686
3.15%, 05/03/29 (a)	125,000	121,831
1.95%, 05/01/30 (a)	225,000	205,937
4.15%, 11/19/30	110,000	110,169
3.38%, 05/08/32 (a)(b)	125,000	123,283
PNC Bank NA
3.10%, 10/25/27 (a)	260,000	256,981
3.25%, 01/22/28 (a)	250,000	247,356
4.43%, 07/21/28 (a)(b)	255,000	256,785
4.05%, 07/26/28	250,000	250,388
2.70%, 10/22/29	250,000	236,292
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	205,000	203,100
5.30%, 01/21/28 (a)(b)	210,000	212,790
5.35%, 12/02/28 (a)(b)	205,000	210,281
3.45%, 04/23/29 (a)	335,000	329,933
5.58%, 06/12/29 (a)(b)	530,000	549,777
2.55%, 01/22/30 (a)	500,000	470,863
5.49%, 05/14/30 (a)(b)	370,000	385,470
5.22%, 01/29/31 (a)(b)	305,000	316,014
4.90%, 05/13/31 (a)(b)	280,000	286,795
Regions Financial Corp.
1.80%, 08/12/28 (a)	170,000	160,970
5.72%, 06/06/30 (a)(b)	145,000	151,222
Royal Bank of Canada
4.88%, 01/19/27	255,000	257,663
2.05%, 01/21/27	175,000	171,874
3.63%, 05/04/27	210,000	209,782
4.24%, 08/03/27	535,000	538,792
6.00%, 11/01/27	230,000	238,832
4.90%, 01/12/28	225,000	229,664
4.72%, 03/27/28 (a)(b)	195,000	196,728
5.20%, 08/01/28	245,000	252,808
4.52%, 10/18/28 (a)(b)	180,000	181,776
4.00%, 11/03/28 (a)(b)	150,000	150,196
4.97%, 01/24/29 (a)(b)	365,000	371,811
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 02/01/29	170,000	174,616
4.50%, 08/06/29 (a)(b)	200,000	201,974
4.97%, 08/02/30 (a)(b)	325,000	333,134
4.65%, 10/18/30 (a)(b)	405,000	410,765
5.15%, 02/04/31 (a)(b)	440,000	453,227
4.97%, 05/02/31 (a)(b)	272,000	278,443
4.70%, 08/06/31 (a)(b)	295,000	298,847
4.31%, 11/03/31 (a)(b)	220,000	219,063
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	300,000	300,992
2.49%, 01/06/28 (a)(b)(c)	190,000	186,811
6.50%, 03/09/29 (a)(b)	260,000	271,084
5.47%, 03/20/29 (a)(b)	185,000	189,132
6.57%, 06/12/29 (a)(b)	165,000	172,574
6.17%, 01/09/30 (a)(b)	245,000	255,373
5.35%, 09/06/30 (a)(b)	260,000	265,992
5.74%, 03/20/31 (a)(b)	140,000	144,933
7.66%, 11/09/31 (a)(b)	100,000	112,115
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	305,000	299,808
3.82%, 11/03/28 (a)(b)	265,000	263,408
6.53%, 01/10/29 (a)(b)	210,000	219,514
4.32%, 09/22/29 (a)(b)	290,000	290,245
4.86%, 09/11/30 (a)(b)	255,000	258,067
5.69%, 04/15/31 (a)(b)	435,000	453,481
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	70,000	70,728
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	70,000	73,517
State Street Bank & Trust Co.
4.78%, 11/23/29	200,000	205,862
State Street Corp.
4.99%, 03/18/27 (a)	200,000	202,700
4.33%, 10/22/27 (a)	100,000	101,065
2.20%, 02/07/28 (a)(b)	160,000	157,154
4.54%, 02/28/28 (a)	405,000	411,423
4.54%, 04/24/28 (a)(b)	150,000	151,301
5.82%, 11/04/28 (a)(b)(c)	180,000	186,137
4.53%, 02/20/29 (a)(b)	195,000	197,554
5.68%, 11/21/29 (a)(b)	223,000	233,648
4.14%, 12/03/29 (a)(b)	145,000	145,957
2.40%, 01/24/30	255,000	240,935
4.73%, 02/28/30 (a)	175,000	179,239
4.83%, 04/24/30 (a)	150,000	154,478
3.15%, 03/30/31 (a)(b)	195,000	188,146
3.03%, 11/01/34 (a)(b)	130,000	122,753
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	280,000	278,695
2.17%, 01/14/27	200,000	196,486
3.36%, 07/12/27	350,000	347,572
3.35%, 10/18/27	225,000	222,968
5.52%, 01/13/28	455,000	468,861
3.54%, 01/17/28	240,000	238,125
5.80%, 07/13/28	220,000	229,404
3.94%, 07/19/28	15,000	15,012
5.72%, 09/14/28	225,000	234,485
1.90%, 09/17/28	510,000	482,061
4.31%, 10/16/28	200,000	201,579
5.32%, 07/09/29	310,000	321,023
3.04%, 07/16/29	565,000	542,889
2.72%, 09/27/29	220,000	208,621
5.71%, 01/13/30	355,000	373,643
2.75%, 01/15/30	325,000	306,361
2.13%, 07/08/30	350,000	318,910
5.85%, 07/13/30	200,000	212,624
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.14%, 09/23/30	120,000	108,475
4.66%, 07/08/31 (a)(b)	205,000	207,150
Synchrony Bank
5.63%, 08/23/27 (a)	250,000	255,088
Synchrony Financial
3.95%, 12/01/27 (a)	250,000	249,092
5.15%, 03/19/29 (a)	150,000	152,144
5.02%, 07/29/29 (a)(b)	75,000	75,975
5.94%, 08/02/30 (a)(b)	160,000	166,648
5.45%, 03/06/31 (a)(b)	200,000	205,147
Synovus Financial Corp.
6.17%, 11/01/30 (a)(b)	180,000	187,017
Toronto-Dominion Bank
1.95%, 01/12/27	165,000	161,938
2.80%, 03/10/27	295,000	291,185
4.98%, 04/05/27	245,000	248,192
4.11%, 06/08/27	365,000	366,001
4.69%, 09/15/27	335,000	339,394
5.16%, 01/10/28	265,000	271,257
4.86%, 01/31/28	270,000	274,584
4.57%, 06/02/28	150,000	151,903
5.52%, 07/17/28	270,000	279,966
4.11%, 10/13/28	320,000	320,804
4.99%, 04/05/29	225,000	230,868
4.78%, 12/17/29	220,000	225,307
4.81%, 06/03/30	300,000	306,276
5.15%, 09/10/34 (a)(b)	210,000	213,202
Truist Bank
4.42%, 07/24/28 (a)(b)	400,000	402,472
4.14%, 10/23/29 (a)(b)	300,000	299,784
2.25%, 03/11/30 (a)	360,000	330,108
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	143,723
4.12%, 06/06/28 (a)(b)	150,000	150,409
4.87%, 01/26/29 (a)(b)	325,000	330,243
3.88%, 03/19/29 (a)	160,000	158,056
1.89%, 06/07/29 (a)(b)	240,000	228,100
7.16%, 10/30/29 (a)(b)	490,000	528,849
5.44%, 01/24/30 (a)(b)	335,000	346,918
1.95%, 06/05/30 (a)	120,000	109,114
5.07%, 05/20/31 (a)(b)	250,000	256,858
U.S. Bancorp
3.15%, 04/27/27 (a)	345,000	342,335
2.22%, 01/27/28 (a)(b)	320,000	314,312
3.90%, 04/26/28 (a)	150,000	150,259
4.55%, 07/22/28 (a)(b)	560,000	564,797
4.65%, 02/01/29 (a)(b)	395,000	400,045
5.78%, 06/12/29 (a)(b)	405,000	421,127
3.00%, 07/30/29 (a)	205,000	197,580
5.38%, 01/23/30 (a)(b)	400,000	414,367
1.38%, 07/22/30 (a)	250,000	221,371
5.10%, 07/23/30 (a)(b)	265,000	272,968
5.05%, 02/12/31 (a)(b)	305,000	313,628
5.08%, 05/15/31 (a)(b)	285,000	293,940
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	250,000	252,583
UBS AG
5.00%, 07/09/27	250,000	255,052
4.86%, 01/10/28 (a)(b)	300,000	302,548
7.50%, 02/15/28	250,000	268,587
5.65%, 09/11/28	325,000	339,288
Webster Financial Corp.
4.10%, 03/25/29 (a)	105,000	103,351
5.78%, 09/11/35 (a)(b)	70,000	70,053
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo & Co.
4.30%, 07/22/27	680,000	683,040
4.90%, 01/24/28 (a)(b)	515,000	519,549
3.53%, 03/24/28 (a)(b)	930,000	923,982
5.71%, 04/22/28 (a)(b)	770,000	786,001
3.58%, 05/22/28 (a)(b)	745,000	740,371
2.39%, 06/02/28 (a)(b)	805,000	786,874
4.81%, 07/25/28 (a)(b)	580,000	586,662
4.15%, 01/24/29 (a)	545,000	546,470
4.97%, 04/23/29 (a)(b)	540,000	550,406
5.57%, 07/25/29 (a)(b)	915,000	947,385
4.08%, 09/15/29 (a)(b)	320,000	319,794
6.30%, 10/23/29 (a)(b)	750,000	792,717
7.95%, 11/15/29	100,000	112,037
5.20%, 01/23/30 (a)(b)	625,000	643,906
2.88%, 10/30/30 (a)(b)	815,000	775,967
5.24%, 01/24/31 (a)(b)	640,000	662,744
2.57%, 02/11/31 (a)(b)	820,000	766,545
4.48%, 04/04/31 (a)(b)	590,000	594,082
5.15%, 04/23/31 (a)(b)	980,000	1,011,783
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	100,000	100,523
Westpac Banking Corp.
3.35%, 03/08/27	230,000	229,017
4.04%, 08/26/27	225,000	226,144
5.46%, 11/18/27	285,000	293,786
3.40%, 01/25/28	237,000	235,192
5.54%, 11/17/28	285,000	298,143
1.95%, 11/20/28	345,000	327,302
5.05%, 04/16/29	150,000	155,194
2.65%, 01/16/30	170,000	161,551
4.35%, 07/01/30	150,000	151,693
4.11%, 07/24/34 (a)(b)	265,000	260,917
2.67%, 11/15/35 (a)(b)	350,000	316,959
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	74,787
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	250,000	250,488
		207,453,758
Brokerage/Asset Managers/Exchanges 1.7%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	60,000	57,244
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	160,000	167,929
ARES Management Corp.
6.38%, 11/10/28 (a)	130,000	137,670
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,178
6.60%, 06/10/29 (a)	110,000	114,925
6.15%, 04/02/30 (a)	175,000	181,370
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	185,000	187,630
4.70%, 03/14/29 (a)	145,000	148,281
BlackRock, Inc.
3.20%, 03/15/27	170,000	169,016
3.25%, 04/30/29 (a)	210,000	205,892
2.40%, 04/30/30 (a)	215,000	201,427
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	195,000	195,096
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	130,000	131,080
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	240,000	239,446
4.85%, 03/29/29 (a)	230,000	233,777
4.35%, 04/15/30 (a)	160,000	160,667
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	160,000	159,676
1.63%, 12/15/30 (a)	100,000	88,776
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	130,000	129,030
2.45%, 03/03/27 (a)(d)	325,000	320,186
3.30%, 04/01/27 (a)(d)	155,000	154,093
3.20%, 01/25/28 (a)(d)	160,000	157,850
2.00%, 03/20/28 (a)(d)	270,000	259,841
4.00%, 02/01/29 (a)(d)	125,000	125,480
5.64%, 05/19/29 (a)(b)(d)	255,000	264,776
3.25%, 05/22/29 (a)(d)	135,000	131,546
2.75%, 10/01/29 (a)(d)	103,000	98,211
6.20%, 11/17/29 (a)(b)(d)	280,000	296,332
4.63%, 03/22/30 (a)(d)	100,000	102,314
4.34%, 11/14/31 (a)(b)(d)	200,000	199,752
CME Group, Inc.
3.75%, 06/15/28 (a)	120,000	120,187
4.40%, 03/15/30 (a)	205,000	208,141
Eaton Vance Corp.
3.50%, 04/06/27 (a)	55,000	54,751
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	170,000	150,979
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	120,000	118,578
4.00%, 09/15/27 (a)	325,000	325,935
3.63%, 09/01/28 (a)	245,000	243,372
3.75%, 09/21/28 (a)	175,000	174,256
3.95%, 12/01/28 (a)	130,000	130,375
4.35%, 06/15/29 (a)	360,000	363,968
2.10%, 06/15/30 (a)	260,000	238,877
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	156,107
6.45%, 06/08/27	75,000	77,447
5.88%, 07/21/28 (a)	245,000	254,821
4.15%, 01/23/30	200,000	197,439
Lazard Group LLC
4.50%, 09/19/28 (a)	135,000	136,135
4.38%, 03/11/29 (a)	150,000	150,406
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,980
4.90%, 04/03/28 (a)	100,000	101,490
6.75%, 11/17/28 (a)	175,000	186,843
5.20%, 03/15/30 (a)	270,000	276,507
5.15%, 06/15/30 (a)	190,000	194,012
Marex Group PLC
5.83%, 05/08/28 (a)	115,000	116,937
6.40%, 11/04/29 (a)	150,000	155,689
Nasdaq, Inc.
5.35%, 06/28/28 (a)	195,000	201,333
Nomura Holdings, Inc.
2.33%, 01/22/27	280,000	275,103
5.39%, 07/06/27	300,000	305,343
6.07%, 07/12/28	225,000	234,832
2.17%, 07/14/28	250,000	237,973
5.61%, 07/06/29	200,000	207,967
3.10%, 01/16/30	390,000	370,583
4.90%, 07/01/30	200,000	203,072
2.68%, 07/16/30	235,000	217,274
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	105,000	106,963
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,969
		11,793,135
Finance Companies 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 01/15/27 (a)	225,000	229,391
6.45%, 04/15/27 (a)	290,000	298,016
3.65%, 07/21/27 (a)	245,000	243,550
4.63%, 10/15/27 (a)	150,000	151,330
3.88%, 01/23/28 (a)	300,000	298,612
4.88%, 04/01/28 (a)	150,000	152,564
5.75%, 06/06/28 (a)	235,000	243,510
3.00%, 10/29/28 (a)	740,000	717,862
5.10%, 01/19/29 (a)	225,000	230,182
4.63%, 09/10/29 (a)	300,000	303,219
6.15%, 09/30/30 (a)	200,000	214,239
4.38%, 11/15/30 (a)	150,000	149,684
6.95%, 03/10/55 (a)(b)	170,000	178,577
Air Lease Corp.
2.20%, 01/15/27 (a)	150,000	147,024
3.63%, 04/01/27 (a)(c)	100,000	99,293
3.63%, 12/01/27 (a)	120,000	118,718
5.85%, 12/15/27 (a)	150,000	154,396
5.30%, 02/01/28 (a)	150,000	152,798
2.10%, 09/01/28 (a)	140,000	131,938
4.63%, 10/01/28 (a)	150,000	150,687
5.10%, 03/01/29 (a)	100,000	101,575
3.25%, 10/01/29 (a)	105,000	100,389
3.00%, 02/01/30 (a)	175,000	164,256
3.13%, 12/01/30 (a)	160,000	148,418
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	90,000	90,002
6.90%, 04/13/29 (a)	220,000	231,208
5.88%, 08/30/30 (a)	85,000	85,951
ARES Capital Corp.
7.00%, 01/15/27	205,000	210,130
2.88%, 06/15/27 (a)	160,000	156,714
2.88%, 06/15/28 (a)	295,000	282,130
5.88%, 03/01/29 (a)	285,000	292,537
5.95%, 07/15/29 (a)	170,000	174,691
5.50%, 09/01/30 (a)	165,000	166,276
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	270,000	273,547
5.45%, 09/09/28 (a)(e)	110,000	110,895
4.85%, 01/15/29 (a)(e)	130,000	128,560
6.35%, 08/15/29 (a)	175,000	180,402
5.60%, 02/15/30 (a)	150,000	150,813
5.80%, 09/09/30 (a)(e)	110,000	111,187
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	110,000	109,942
Barings BDC, Inc.
5.20%, 09/15/28 (a)	60,000	59,722
7.00%, 02/15/29 (a)	75,000	77,459
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(e)	70,000	69,841
Blackstone Private Credit Fund
3.25%, 03/15/27 (a)	250,000	245,845
4.95%, 09/26/27 (a)	25,000	25,139
7.30%, 11/27/28 (a)	145,000	153,863
4.00%, 01/15/29 (a)	145,000	140,935
5.95%, 07/16/29 (a)	200,000	204,137
5.60%, 11/22/29 (a)	150,000	151,445
5.25%, 04/01/30 (a)	135,000	134,224
5.05%, 09/10/30 (a)	100,000	98,519
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Secured Lending Fund
2.13%, 02/15/27 (a)	170,000	165,458
5.88%, 11/15/27 (a)	125,000	127,649
5.35%, 04/13/28 (a)	80,000	80,736
2.85%, 09/30/28 (a)	200,000	189,169
5.30%, 06/30/30 (a)	105,000	104,619
Blue Owl Capital Corp.
2.63%, 01/15/27 (a)	80,000	78,186
3.13%, 04/13/27 (a)	105,000	102,591
2.88%, 06/11/28 (a)	225,000	212,592
5.95%, 03/15/29 (a)	230,000	232,210
6.20%, 07/15/30 (a)	105,000	106,442
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (a)	130,000	129,742
7.75%, 09/16/27 (a)	125,000	130,025
7.95%, 06/13/28 (a)	145,000	153,413
7.75%, 01/15/29 (a)	150,000	158,709
6.60%, 09/15/29 (a)	245,000	252,151
5.80%, 03/15/30 (a)	230,000	229,804
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	65,000	63,319
6.10%, 03/15/28 (a)(e)	130,000	130,789
6.75%, 04/04/29 (a)	150,000	153,490
Capital Southwest Corp.
5.95%, 09/18/30 (a)	85,000	85,676
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	105,000	107,622
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	85,000	87,731
6.00%, 10/02/30 (a)(e)	70,000	69,420
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	90,000	87,507
3.25%, 07/15/27 (a)	135,000	130,280
3.13%, 10/12/28 (a)	180,000	166,172
7.88%, 01/15/29 (a)	100,000	103,737
6.88%, 08/15/29 (a)	160,000	161,499
6.13%, 01/15/30 (a)(c)	155,000	152,731
GATX Corp.
5.40%, 03/15/27 (a)	100,000	101,483
3.85%, 03/30/27 (a)	100,000	99,721
3.50%, 03/15/28 (a)	75,000	74,001
4.55%, 11/07/28 (a)	65,000	65,571
4.70%, 04/01/29 (a)	115,000	116,386
4.00%, 06/30/30 (a)	90,000	88,739
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	170,000	173,775
5.65%, 09/09/30 (a)	90,000	90,446
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28 (a)(e)	75,000	76,444
5.38%, 01/31/29 (a)(e)	115,000	115,432
6.25%, 05/06/30 (a)(c)(e)	150,000	153,103
Golub Capital BDC, Inc.
2.05%, 02/15/27 (a)	115,000	111,645
7.05%, 12/05/28 (a)	150,000	158,350
6.00%, 07/15/29 (a)	170,000	173,903
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(e)	75,000	75,516
5.80%, 09/12/29 (a)	195,000	197,796
5.88%, 05/01/30 (a)	100,000	101,623
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	75,000	74,022
6.00%, 06/16/30 (a)	60,000	60,828
HPS Corporate Lending Fund
5.30%, 06/05/27 (e)	25,000	25,160
5.45%, 01/14/28 (a)(c)	165,000	167,013
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 09/11/28 (a)(e)	135,000	134,264
6.75%, 01/30/29 (a)(c)	205,000	214,145
6.25%, 09/30/29 (a)(c)	125,000	129,520
5.85%, 06/05/30 (a)(e)	90,000	91,182
5.45%, 11/15/30 (a)(e)	110,000	109,697
Main Street Capital Corp.
6.50%, 06/04/27 (a)	75,000	76,628
5.40%, 08/15/28 (a)	70,000	70,366
6.95%, 03/01/29 (a)	70,000	73,155
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	74,998
6.15%, 05/17/29 (a)	160,000	164,745
MSD Investment Corp.
6.25%, 05/31/30 (a)(e)	125,000	125,838
New Mountain Finance Corp.
6.20%, 10/15/27	70,000	71,232
6.88%, 02/01/29 (a)	85,000	86,454
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(e)	60,000	59,920
5.75%, 02/01/30 (a)	100,000	99,969
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	80,000	82,068
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	185,000	181,098
7.10%, 02/15/29 (a)(c)	55,000	56,752
6.34%, 02/27/30 (a)(c)	60,000	60,466
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	110,000	118,641
6.50%, 07/23/29 (a)	100,000	102,974
6.19%, 07/15/30 (a)(e)	95,000	95,539
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	175,000	181,432
5.75%, 01/15/30 (a)	105,000	106,488
6.13%, 07/15/30 (a)	185,000	189,967
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	65,000	68,190
6.13%, 03/01/29 (a)(c)	80,000	82,650
5.63%, 08/15/30 (a)	60,000	60,678
		18,219,824
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	70,000	67,077
ORIX Corp.
3.70%, 07/18/27	110,000	109,532
5.00%, 09/13/27 (c)	100,000	101,757
4.65%, 09/10/29	150,000	152,438
4.45%, 09/09/30	110,000	110,224
		541,028
Insurance 3.6%
ACE Capital Trust II
9.70%, 04/01/30	60,000	72,184
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	202,448
Aflac, Inc.
3.60%, 04/01/30 (a)	225,000	221,559
Alleghany Corp.
3.63%, 05/15/30 (a)	160,000	156,366
Allstate Corp.
5.05%, 06/24/29 (a)	105,000	108,574
1.45%, 12/15/30 (a)	150,000	131,004
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Financial Group, Inc.
5.25%, 04/02/30 (a)	65,000	68,148
American International Group, Inc.
4.85%, 05/07/30 (a)	150,000	153,772
3.40%, 06/30/30 (a)	60,000	57,934
5.75%, 04/01/48 (a)(b)	75,000	76,177
American National Group, Inc.
5.00%, 06/15/27 (a)	175,000	176,407
5.75%, 10/01/29 (a)	110,000	113,924
Aon Corp.
8.21%, 01/01/27	135,000	140,229
4.50%, 12/15/28 (a)	125,000	126,597
3.75%, 05/02/29 (a)	155,000	153,388
2.80%, 05/15/30 (a)	225,000	212,447
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	140,000	137,943
Aon North America, Inc.
5.13%, 03/01/27 (a)	120,000	121,524
5.15%, 03/01/29 (a)	270,000	277,952
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	175,000	177,004
4.85%, 12/15/29 (a)	150,000	153,547
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	50,000	52,185
Assurant, Inc.
4.90%, 03/27/28 (a)	80,000	81,092
3.70%, 02/22/30 (a)	75,000	72,874
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	105,000	110,355
Athene Holding Ltd.
4.13%, 01/12/28 (a)	235,000	234,836
6.15%, 04/03/30 (a)	100,000	106,192
AXA SA
8.60%, 12/15/30	240,000	281,781
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	150,000	148,551
4.90%, 01/15/40 (a)(b)	90,000	86,825
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	80,000	79,945
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	185,000	182,169
1.85%, 03/12/30 (a)	155,000	142,424
1.45%, 10/15/30 (a)	150,000	133,865
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	148,402
5.63%, 05/15/30 (a)(c)	150,000	152,227
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	90,000	91,101
4.50%, 03/15/29 (a)	85,000	85,306
4.90%, 06/23/30 (a)	200,000	202,962
Centene Corp.
4.25%, 12/15/27 (a)	535,000	531,965
2.45%, 07/15/28 (a)	500,000	468,123
4.63%, 12/15/29 (a)	855,000	829,502
3.38%, 02/15/30 (a)	515,000	474,491
3.00%, 10/15/30 (a)	500,000	447,679
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	160,000	163,670
1.38%, 09/15/30 (a)	230,000	202,732
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	53,297
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	99,057
3.90%, 05/01/29 (a)	130,000	128,759
2.05%, 08/15/30 (a)(c)	115,000	103,530
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	105,000	106,657
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	285,000	283,426
3.85%, 04/05/29 (a)	225,000	221,734
6.88%, 12/15/52 (a)(b)	210,000	215,192
Elevance Health, Inc.
3.65%, 12/01/27 (a)	365,000	363,420
4.10%, 03/01/28 (a)	290,000	290,561
4.00%, 09/15/28 (a)	160,000	159,807
5.15%, 06/15/29 (a)	110,000	113,456
2.88%, 09/15/29 (a)	235,000	224,002
4.75%, 02/15/30 (a)	150,000	153,023
2.25%, 05/15/30 (a)	250,000	229,617
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	170,000	178,021
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	110,000	108,783
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	151,346
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	290,000	291,251
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	104,499
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	235,000	246,200
6.50%, 06/04/29 (a)	110,000	114,626
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	135,000	136,952
4.63%, 04/29/30 (a)	125,000	125,511
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	85,000	85,643
3.40%, 06/15/30 (a)	160,000	152,849
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	96,784
Globe Life, Inc.
4.55%, 09/15/28 (a)	120,000	121,198
2.15%, 08/15/30 (a)	100,000	90,542
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	60,000	54,592
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	130,000	124,395
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	70,000	75,082
4.70%, 10/01/30 (a)	70,000	69,516
Humana, Inc.
1.35%, 02/03/27 (a)	160,000	155,335
3.95%, 03/15/27 (a)	135,000	134,721
5.75%, 03/01/28 (a)	130,000	134,063
5.75%, 12/01/28 (a)	150,000	156,084
3.70%, 03/23/29 (a)	145,000	142,361
3.13%, 08/15/29 (a)	90,000	86,350
4.88%, 04/01/30 (a)	150,000	152,158
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	175,000	177,253
Kemper Corp.
2.40%, 09/30/30 (a)(c)	80,000	71,686
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	99,505
3.05%, 01/15/30 (a)	100,000	95,364
Loews Corp.
3.20%, 05/15/30 (a)	115,000	110,165
Manulife Financial Corp.
2.48%, 05/19/27 (a)	50,000	49,051
4.06%, 02/24/32 (a)(b)	175,000	174,457
Markel Group, Inc.
3.50%, 11/01/27 (a)	150,000	148,858
3.35%, 09/17/29 (a)	75,000	72,587
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	220,000	222,780
4.38%, 03/15/29 (a)	320,000	323,450
4.65%, 03/15/30 (a)	240,000	244,872
2.25%, 11/15/30 (a)	200,000	182,766
Mercury General Corp.
4.40%, 03/15/27 (a)	95,000	94,919
MetLife, Inc.
4.55%, 03/23/30 (a)	275,000	280,924
MGIC Investment Corp.
5.25%, 08/15/28 (a)	175,000	175,121
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	90,000	93,422
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	120,000	117,171
4.50%, 10/01/50 (a)(b)	110,000	103,597
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	135,000	132,863
2.13%, 06/15/30 (a)	100,000	91,137
Progressive Corp.
2.45%, 01/15/27	100,000	98,600
2.50%, 03/15/27 (a)	90,000	88,661
4.00%, 03/01/29 (a)	140,000	140,393
6.63%, 03/01/29	50,000	53,899
3.20%, 03/26/30 (a)	100,000	96,761
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	130,000	130,095
2.10%, 03/10/30 (a)	150,000	139,340
4.50%, 09/15/47 (a)(b)	160,000	158,493
5.70%, 09/15/48 (a)(b)	225,000	227,537
3.70%, 10/01/50 (a)(b)	170,000	158,356
Prudential Funding Asia PLC
3.13%, 04/14/30	225,000	215,547
Radian Group, Inc.
4.88%, 03/15/27 (a)	140,000	140,537
6.20%, 05/15/29 (a)	120,000	125,801
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	150,000	148,315
3.15%, 06/15/30 (a)	120,000	113,678
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	95,000	94,205
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	146,985
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	90,000	95,477
UnitedHealth Group, Inc.
3.45%, 01/15/27	150,000	149,406
3.38%, 04/15/27	180,000	179,022
4.60%, 04/15/27 (a)	110,000	110,972
3.70%, 05/15/27 (a)	160,000	159,773
2.95%, 10/15/27	200,000	197,231
5.25%, 02/15/28 (a)	255,000	262,130
3.85%, 06/15/28	230,000	229,701
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/15/28 (a)	90,000	91,026
3.88%, 12/15/28	180,000	179,909
4.25%, 01/15/29 (a)	315,000	317,201
4.70%, 04/15/29 (a)	95,000	96,900
4.00%, 05/15/29 (a)	290,000	289,770
2.88%, 08/15/29	245,000	235,342
4.80%, 01/15/30 (a)	290,000	297,100
5.30%, 02/15/30 (a)	285,000	297,257
2.00%, 05/15/30	275,000	250,929
Unum Group
4.00%, 06/15/29 (a)	90,000	89,164
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	75,000	71,066
Willis North America, Inc.
4.65%, 06/15/27 (a)	145,000	146,145
4.50%, 09/15/28 (a)	230,000	231,750
2.95%, 09/15/29 (a)	125,000	119,043
		24,020,247
REITs 3.0%
Agree LP
2.00%, 06/15/28 (a)	85,000	81,054
2.90%, 10/01/30 (a)	70,000	65,582
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27 (a)	70,000	69,845
3.95%, 01/15/28 (a)	90,000	89,572
4.50%, 07/30/29 (a)	85,000	85,105
2.75%, 12/15/29 (a)	135,000	126,776
4.70%, 07/01/30 (a)	75,000	75,429
4.90%, 12/15/30 (a)	170,000	172,370
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	100,265
4.90%, 02/15/29 (a)	125,000	127,098
4.95%, 06/15/30 (a)	120,000	122,466
AvalonBay Communities, Inc.
3.35%, 05/15/27 (a)	90,000	89,344
3.20%, 01/15/28 (a)	85,000	83,827
1.90%, 12/01/28 (a)	85,000	80,370
3.30%, 06/01/29 (a)	120,000	116,930
2.30%, 03/01/30 (a)	155,000	143,738
4.35%, 12/01/30 (a)	90,000	90,230
Boston Properties LP
6.75%, 12/01/27 (a)	165,000	172,757
4.50%, 12/01/28 (a)	205,000	206,388
3.40%, 06/21/29 (a)	200,000	193,644
2.90%, 03/15/30 (a)	170,000	159,362
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	90,000	89,817
2.25%, 04/01/28 (a)	80,000	76,805
4.13%, 05/15/29 (a)	180,000	179,266
4.05%, 07/01/30 (a)	180,000	177,555
Camden Property Trust
4.10%, 10/15/28 (a)	90,000	90,421
3.15%, 07/01/29 (a)	145,000	140,052
2.80%, 05/15/30 (a)(c)	150,000	141,662
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	70,050
4.50%, 10/15/30 (a)	100,000	99,591
Cousins Properties LP
5.25%, 07/15/30 (a)	105,000	107,875
CubeSmart LP
2.25%, 12/15/28 (a)	105,000	99,768
4.38%, 02/15/29 (a)	80,000	80,245
3.00%, 02/15/30 (a)	90,000	85,348
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (a)	225,000	223,902
5.55%, 01/15/28 (a)	205,000	210,727
4.45%, 07/15/28 (a)	150,000	151,073
3.60%, 07/01/29 (a)	185,000	181,362
DOC Dr. LLC
4.30%, 03/15/27 (a)	195,000	195,378
3.95%, 01/15/28 (a)	80,000	79,582
EPR Properties
4.50%, 06/01/27 (a)	150,000	150,262
4.95%, 04/15/28 (a)	85,000	85,705
3.75%, 08/15/29 (a)	120,000	116,380
4.75%, 11/15/30 (a)	185,000	183,682
ERP Operating LP
3.25%, 08/01/27 (a)	150,000	148,614
3.50%, 03/01/28 (a)	155,000	153,577
4.15%, 12/01/28 (a)	90,000	90,499
3.00%, 07/01/29 (a)	90,000	86,791
2.50%, 02/15/30 (a)	170,000	159,581
Essex Portfolio LP
3.63%, 05/01/27 (a)	100,000	99,608
1.70%, 03/01/28 (a)	125,000	118,718
4.00%, 03/01/29 (a)	75,000	74,463
3.00%, 01/15/30 (a)	115,000	109,243
Extra Space Storage LP
3.88%, 12/15/27 (a)	225,000	224,476
5.70%, 04/01/28 (a)	170,000	175,731
3.90%, 04/01/29 (a)	55,000	54,357
4.00%, 06/15/29 (a)	85,000	84,228
5.50%, 07/01/30 (a)	205,000	213,492
2.20%, 10/15/30 (a)	80,000	72,430
Federal Realty OP LP
3.25%, 07/15/27 (a)	150,000	148,288
5.38%, 05/01/28 (a)	95,000	97,410
3.20%, 06/15/29 (a)	100,000	96,569
3.50%, 06/01/30 (a)	70,000	67,724
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	130,000	129,202
3.10%, 02/15/30 (a)	150,000	142,425
Healthpeak OP LLC
1.35%, 02/01/27 (a)	110,000	106,848
2.13%, 12/01/28 (a)	85,000	80,297
3.50%, 07/15/29 (a)	190,000	184,824
3.00%, 01/15/30 (a)	165,000	156,438
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	49,693
4.13%, 03/15/28 (a)	90,000	89,200
4.20%, 04/15/29 (a)	85,000	83,678
3.05%, 02/15/30 (a)	90,000	83,782
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	90,000	90,102
3.38%, 12/15/29 (a)	160,000	153,518
3.50%, 09/15/30 (a)	150,000	143,120
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	140,000	133,146
5.45%, 08/15/30 (a)	100,000	104,028
Kilroy Realty LP
4.75%, 12/15/28 (a)	105,000	105,560
4.25%, 08/15/29 (a)	115,000	112,790
3.05%, 02/15/30 (a)	130,000	120,859
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	105,000	104,939
1.90%, 03/01/28 (a)	100,000	96,086
2.70%, 10/01/30 (a)	100,000	93,756
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kite Realty Group Trust
4.75%, 09/15/30 (a)	80,000	80,943
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	115,000	117,760
Lineage OP LP
5.25%, 07/15/30 (a)(e)	145,000	146,414
LXP Industrial Trust
2.70%, 09/15/30 (a)	80,000	73,384
Mid-America Apartments LP
3.60%, 06/01/27 (a)	145,000	144,610
4.20%, 06/15/28 (a)	100,000	100,429
3.95%, 03/15/29 (a)	100,000	99,471
2.75%, 03/15/30 (a)	195,000	184,461
NNN REIT, Inc.
3.50%, 10/15/27 (a)	130,000	128,914
4.30%, 10/15/28 (a)	100,000	100,643
2.50%, 04/15/30 (a)	75,000	69,651
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	155,000	155,565
4.75%, 01/15/28 (a)	140,000	141,201
3.63%, 10/01/29 (a)	135,000	130,698
5.20%, 07/01/30 (a)	145,000	147,605
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	90,000	95,746
3.15%, 08/15/30 (a)(c)	60,000	55,284
Prologis LP
2.13%, 04/15/27 (a)	140,000	137,076
3.38%, 12/15/27 (a)	100,000	99,248
4.88%, 06/15/28 (a)	145,000	148,484
3.88%, 09/15/28 (a)	95,000	94,786
4.00%, 09/15/28 (a)	115,000	115,242
4.38%, 02/01/29 (a)	60,000	60,613
2.88%, 11/15/29 (a)	115,000	109,989
2.25%, 04/15/30 (a)	230,000	213,561
1.75%, 07/01/30 (a)	75,000	67,518
1.25%, 10/15/30 (a)	150,000	131,463
Public Storage Operating Co.
3.09%, 09/15/27 (a)	145,000	143,370
1.85%, 05/01/28 (a)	155,000	148,000
1.95%, 11/09/28 (a)	120,000	113,714
5.13%, 01/15/29 (a)	105,000	108,540
3.39%, 05/01/29 (a)	130,000	127,295
4.38%, 07/01/30 (a)	110,000	110,985
Realty Income Corp.
3.00%, 01/15/27 (a)	145,000	143,755
3.95%, 08/15/27 (a)	100,000	100,060
3.40%, 01/15/28 (a)	105,000	103,907
3.65%, 01/15/28 (a)	135,000	134,186
2.10%, 03/15/28 (a)	120,000	115,292
2.20%, 06/15/28 (a)	145,000	139,208
4.70%, 12/15/28 (a)	120,000	122,375
3.95%, 02/01/29 (a)	85,000	84,766
4.75%, 02/15/29 (a)	100,000	101,814
3.25%, 06/15/29 (a)	105,000	102,118
4.00%, 07/15/29 (a)	115,000	114,487
3.10%, 12/15/29 (a)	150,000	144,417
3.40%, 01/15/30 (a)	100,000	97,281
4.85%, 03/15/30 (a)	160,000	164,336
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	124,488
4.13%, 03/15/28 (a)	80,000	80,265
2.95%, 09/15/29 (a)	95,000	91,148
3.70%, 06/15/30 (a)	140,000	137,236
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	66,201
2.13%, 12/01/30 (a)	80,000	71,626
Sabra Health Care LP
3.90%, 10/15/29 (a)	80,000	78,451
Simon Property Group LP
1.38%, 01/15/27 (a)	100,000	97,431
3.38%, 06/15/27 (a)	135,000	134,117
3.38%, 12/01/27 (a)	230,000	228,309
1.75%, 02/01/28 (a)	200,000	191,787
2.45%, 09/13/29 (a)	290,000	274,174
2.65%, 07/15/30 (a)	200,000	187,601
4.38%, 10/01/30 (a)	160,000	161,299
Store Capital LLC
4.50%, 03/15/28 (a)	80,000	80,274
4.63%, 03/15/29 (a)	85,000	84,700
5.40%, 04/30/30 (a)(e)	75,000	76,388
2.75%, 11/18/30 (a)	70,000	63,735
Sun Communities Operating LP
2.30%, 11/01/28 (a)	110,000	104,713
Tanger Properties LP
3.88%, 07/15/27 (a)	75,000	74,635
UDR, Inc.
3.50%, 07/01/27 (a)	85,000	84,345
3.50%, 01/15/28 (a)	70,000	69,246
4.40%, 01/26/29 (a)	65,000	65,329
3.20%, 01/15/30 (a)	135,000	129,817
Ventas Realty LP
3.85%, 04/01/27 (a)	65,000	64,867
4.00%, 03/01/28 (a)	170,000	169,808
4.40%, 01/15/29 (a)	160,000	160,792
3.00%, 01/15/30 (a)	150,000	142,837
4.75%, 11/15/30 (a)	110,000	111,555
Welltower OP LLC
2.70%, 02/15/27 (a)	90,000	88,830
4.25%, 04/15/28 (a)	215,000	216,503
2.05%, 01/15/29 (a)	100,000	94,337
4.13%, 03/15/29 (a)	120,000	120,274
3.10%, 01/15/30 (a)	150,000	143,927
4.50%, 07/01/30 (a)	250,000	252,808
WP Carey, Inc.
3.85%, 07/15/29 (a)	75,000	73,955
4.65%, 07/15/30 (a)	80,000	80,626
		20,157,849
		282,185,841

Industrial 50.4%
Basic Industry 1.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	190,000	185,239
4.30%, 06/11/28 (a)	130,000	131,368
4.60%, 02/08/29 (a)	155,000	157,815
2.05%, 05/15/30 (a)	205,000	188,607
Albemarle Corp.
4.65%, 06/01/27 (a)	165,000	166,124
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	205,000	199,737
3.75%, 10/01/30 (a)	200,000	192,114
ArcelorMittal SA
6.55%, 11/29/27 (a)	290,000	302,035
4.25%, 07/16/29	135,000	135,244
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	230,000	233,747
5.10%, 09/08/28 (a)	150,000	154,441
5.00%, 02/21/30 (a)	225,000	232,049
5.25%, 09/08/30 (a)	200,000	208,459
Cabot Corp.
4.00%, 07/01/29 (a)	70,000	69,318
Dow Chemical Co.
4.80%, 11/30/28 (a)	160,000	162,438
7.38%, 11/01/29	150,000	165,451
2.10%, 11/15/30 (a)	160,000	141,762
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(c)	130,000	132,155
4.73%, 11/15/28 (a)(e)	197,000	199,422
Eastman Chemical Co.
4.50%, 12/01/28 (a)	80,000	80,729
5.00%, 08/01/29 (a)	205,000	209,374
Ecolab, Inc.
1.65%, 02/01/27 (a)	115,000	112,454
3.25%, 12/01/27 (a)	125,000	124,089
5.25%, 01/15/28 (a)	130,000	133,587
4.30%, 06/15/28 (a)	100,000	101,051
4.80%, 03/24/30 (a)	185,000	189,844
EIDP, Inc.
2.30%, 07/15/30 (a)	95,000	87,916
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	125,000	125,229
4.13%, 03/01/28 (a)	135,000	134,684
4.38%, 08/01/28 (a)	125,000	125,054
5.25%, 09/01/29 (a)	50,000	50,890
4.25%, 03/01/30 (a)	140,000	138,979
4.63%, 08/01/30 (a)	120,000	120,968
Georgia-Pacific LLC
7.75%, 11/15/29	115,000	129,830
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	60,458
Linde, Inc.
1.10%, 08/10/30 (a)(c)	205,000	180,030
LYB International Finance II BV
3.50%, 03/02/27 (a)	125,000	124,412
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	89,177
Mosaic Co.
4.05%, 11/15/27 (a)	165,000	165,062
5.38%, 11/15/28 (a)	95,000	98,002
4.35%, 01/15/29 (a)	110,000	110,335
4.60%, 11/15/30 (a)	120,000	120,358
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	119,000	115,312
Nucor Corp.
4.30%, 05/23/27 (a)	180,000	181,267
3.95%, 05/01/28 (a)	90,000	90,022
2.70%, 06/01/30 (a)	110,000	103,615
4.65%, 06/01/30 (a)	115,000	117,453
Nutrien Ltd.
4.50%, 03/12/27	50,000	50,314
5.20%, 06/21/27 (a)	110,000	111,875
4.90%, 03/27/28 (a)	185,000	188,400
4.20%, 04/01/29 (a)	180,000	179,843
2.95%, 05/13/30 (a)	75,000	70,941
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	99,094
3.00%, 12/15/29 (a)	165,000	157,874
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	174,738
2.80%, 08/15/29 (a)	90,000	86,072
2.55%, 06/15/30 (a)	90,000	83,872
Reliance, Inc.
2.15%, 08/15/30 (a)	90,000	81,543
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	155,000	166,840
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,705
4.50%, 03/14/28 (a)	215,000	217,567
4.88%, 03/14/30 (a)	410,000	421,419
Rohm & Haas Co.
7.85%, 07/15/29	125,000	138,967
RPM International, Inc.
3.75%, 03/15/27 (a)	95,000	94,591
4.55%, 03/01/29 (a)	70,000	70,803
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	315,000	312,813
4.55%, 03/01/28 (a)	140,000	141,682
4.30%, 08/15/28 (a)	110,000	110,793
2.95%, 08/15/29 (a)	180,000	172,664
2.30%, 05/15/30 (a)	135,000	124,509
4.50%, 08/15/30 (a)	100,000	100,995
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	206,469
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	75,000	72,129
4.00%, 12/15/28 (a)	140,000	139,939
3.45%, 04/15/30 (a)	100,000	96,697
Suzano Austria GmbH
2.50%, 09/15/28 (a)	185,000	175,046
6.00%, 01/15/29 (a)	410,000	422,219
5.00%, 01/15/30 (a)	280,000	280,431
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	340,000	327,686
Westlake Corp.
3.38%, 06/15/30 (a)	50,000	47,751
WestRock MWV LLC
8.20%, 01/15/30	45,000	51,255
Weyerhaeuser Co.
6.95%, 10/01/27	90,000	94,398
4.00%, 11/15/29 (a)	165,000	163,416
4.00%, 04/15/30 (a)	175,000	172,612
WRKCo, Inc.
4.00%, 03/15/28 (a)	115,000	114,761
3.90%, 06/01/28 (a)	175,000	174,240
4.90%, 03/15/29 (a)	170,000	173,237
		12,948,906
Capital Goods 5.7%
3M Co.
2.88%, 10/15/27 (a)	215,000	211,448
3.63%, 09/14/28 (a)	125,000	124,186
3.38%, 03/01/29 (a)	175,000	171,618
2.38%, 08/26/29 (a)	225,000	212,240
4.80%, 03/15/30 (a)	180,000	184,175
3.05%, 04/15/30 (a)	130,000	124,273
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	90,000	90,376
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	110,000	98,897
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AGCO Corp.
5.45%, 03/21/27 (a)	105,000	106,423
Allegion PLC
3.50%, 10/01/29 (a)	85,000	82,880
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	90,000	89,222
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	150,000	150,946
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	115,000	116,640
5.10%, 03/17/30 (a)	190,000	195,122
2.63%, 06/19/30 (a)	105,000	97,367
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	103,475
Amphenol Corp.
5.05%, 04/05/27 (a)	85,000	86,200
3.80%, 11/15/27	150,000	149,925
4.38%, 06/12/28 (a)	140,000	141,402
3.90%, 11/15/28 (a)	265,000	264,787
5.05%, 04/05/29 (a)	155,000	159,598
4.35%, 06/01/29 (a)	90,000	90,924
2.80%, 02/15/30 (a)	220,000	209,009
4.13%, 11/15/30 (a)	270,000	268,667
Amrize Finance U.S. LLC
4.60%, 04/07/27	170,000	171,192
4.70%, 04/07/28 (a)	125,000	126,530
4.95%, 04/07/30 (a)	315,000	322,319
Avery Dennison Corp.
4.88%, 12/06/28 (a)	130,000	132,930
2.65%, 04/30/30 (a)	150,000	140,056
Berry Global, Inc.
1.65%, 01/15/27 (a)	115,000	112,141
5.50%, 04/15/28 (a)	75,000	77,338
Boeing Co.
2.70%, 02/01/27 (a)	220,000	216,847
2.80%, 03/01/27 (a)	90,000	88,619
5.04%, 05/01/27 (a)	430,000	434,461
6.26%, 05/01/27 (a)	390,000	400,282
3.25%, 02/01/28 (a)	305,000	299,956
3.25%, 03/01/28 (a)	105,000	103,067
3.45%, 11/01/28 (a)	120,000	117,558
3.20%, 03/01/29 (a)	160,000	155,157
6.30%, 05/01/29 (a)	275,000	292,147
2.95%, 02/01/30 (a)	180,000	170,648
5.15%, 05/01/30 (a)	1,050,000	1,079,147
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	190,000	189,159
2.75%, 03/01/30 (a)	125,000	117,946
Carrier Global Corp.
2.49%, 02/15/27 (a)	185,000	182,019
2.72%, 02/15/30 (a)	455,000	428,669
Caterpillar Financial Services Corp.
4.50%, 01/07/27	70,000	70,541
1.70%, 01/08/27	355,000	347,956
4.50%, 01/08/27	75,000	75,599
5.00%, 05/14/27	235,000	238,935
3.60%, 08/12/27	155,000	154,796
1.10%, 09/14/27	100,000	95,881
4.40%, 10/15/27	140,000	141,776
4.60%, 11/15/27	180,000	183,017
4.40%, 03/03/28	60,000	60,697
4.10%, 08/15/28	150,000	151,005
3.95%, 11/14/28	230,000	230,569
4.85%, 02/27/29	120,000	123,369
4.38%, 08/16/29	180,000	182,668
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 11/15/29	190,000	195,041
4.80%, 01/08/30	125,000	129,306
Caterpillar, Inc.
2.60%, 09/19/29 (a)	85,000	81,091
2.60%, 04/09/30 (a)	225,000	212,946
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	140,000	140,893
4.75%, 03/21/28 (a)	110,000	111,321
4.55%, 04/10/28 (a)	130,000	130,945
5.50%, 01/12/29 (a)	130,000	134,232
5.10%, 04/20/29 (a)	165,000	168,721
4.50%, 10/16/30 (a)	110,000	110,077
CNH Industrial NV
3.85%, 11/15/27 (a)	130,000	129,559
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	240,000	247,874
5.13%, 01/09/30 (a)	210,000	216,489
Deere & Co.
5.38%, 10/16/29	115,000	120,762
3.10%, 04/15/30 (a)	165,000	159,071
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	110,000	110,004
Dover Corp.
2.95%, 11/04/29 (a)	105,000	100,473
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	202,203
Eaton Corp.
3.10%, 09/15/27 (a)	165,000	163,280
4.35%, 05/18/28 (a)	50,000	50,611
Emerson Electric Co.
2.00%, 12/21/28 (a)	285,000	270,546
1.95%, 10/15/30 (a)	190,000	172,595
Flowserve Corp.
3.50%, 10/01/30 (a)	110,000	104,907
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	125,000	120,241
General Dynamics Corp.
3.50%, 04/01/27 (a)	155,000	154,711
2.63%, 11/15/27 (a)	125,000	122,872
3.75%, 05/15/28 (a)	215,000	215,545
3.63%, 04/01/30 (a)	200,000	196,418
General Electric Co.
4.30%, 07/29/30 (a)	225,000	226,908
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	154,289
Hexcel Corp.
4.20%, 02/15/27 (a)	105,000	104,705
Honeywell International, Inc.
1.10%, 03/01/27 (a)	200,000	193,951
4.65%, 07/30/27 (a)	245,000	248,160
4.95%, 02/15/28 (a)	100,000	102,169
4.25%, 01/15/29 (a)	230,000	231,861
2.70%, 08/15/29 (a)	175,000	167,070
4.88%, 09/01/29 (a)	120,000	123,368
4.70%, 02/01/30 (a)	265,000	270,854
1.95%, 06/01/30 (a)	230,000	209,992
Howmet Aerospace, Inc.
6.75%, 01/15/28	95,000	100,068
3.00%, 01/15/29 (a)	130,000	126,164
Hubbell, Inc.
3.15%, 08/15/27 (a)	90,000	88,821
3.50%, 02/15/28 (a)	100,000	99,013
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	135,000	133,628
2.04%, 08/16/28 (a)	140,000	132,650
5.35%, 01/15/30 (a)	135,000	139,561
4.20%, 05/01/30 (a)	125,000	123,881
IDEX Corp.
4.95%, 09/01/29 (a)	115,000	117,400
3.00%, 05/01/30 (a)	100,000	94,664
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	155,000	157,568
5.40%, 08/14/28 (a)	100,000	103,400
5.18%, 06/15/29 (a)	200,000	206,835
John Deere Capital Corp.
4.50%, 01/08/27	175,000	176,383
1.70%, 01/11/27	165,000	161,662
4.85%, 03/05/27	100,000	101,292
2.35%, 03/08/27	135,000	132,864
1.75%, 03/09/27	125,000	122,135
4.90%, 06/11/27	155,000	157,659
4.20%, 07/15/27	100,000	100,776
2.80%, 09/08/27	120,000	118,235
4.15%, 09/15/27	170,000	171,320
3.05%, 01/06/28	115,000	113,591
4.65%, 01/07/28	120,000	122,101
4.75%, 01/20/28	235,000	239,638
4.90%, 03/03/28	205,000	209,995
1.50%, 03/06/28	125,000	119,202
4.25%, 06/05/28	230,000	232,699
4.95%, 07/14/28	350,000	359,483
4.50%, 01/16/29	260,000	264,181
3.45%, 03/07/29	140,000	138,171
3.35%, 04/18/29	170,000	166,915
4.85%, 06/11/29	210,000	215,953
2.80%, 07/18/29	165,000	158,728
4.85%, 10/11/29	100,000	103,319
2.45%, 01/09/30	145,000	137,110
4.55%, 06/05/30	150,000	152,618
4.70%, 06/10/30	190,000	194,837
4.38%, 10/15/30	130,000	131,423
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	150,000	156,228
1.75%, 09/15/30 (a)	120,000	107,073
Kennametal, Inc.
4.63%, 06/15/28 (a)	80,000	80,459
L3Harris Technologies, Inc.
5.40%, 01/15/27	300,000	304,344
4.40%, 06/15/28 (a)	335,000	337,660
5.05%, 06/01/29 (a)	180,000	184,966
2.90%, 12/15/29 (a)	100,000	95,006
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	95,000	93,601
4.40%, 03/15/29 (a)	150,000	148,504
Lennox International, Inc.
1.70%, 08/01/27 (a)	95,000	91,743
5.50%, 09/15/28 (a)	115,000	118,786
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	175,000	179,276
4.45%, 05/15/28 (a)	145,000	146,836
4.15%, 08/15/28 (a)	85,000	85,581
4.50%, 02/15/29 (a)	145,000	147,356
1.85%, 06/15/30 (a)	60,000	54,423
4.40%, 08/15/30 (a)	175,000	176,749
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	85,000	84,498
3.50%, 12/15/27 (a)	130,000	129,031
2.50%, 03/15/30 (a)	150,000	139,825
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
3.50%, 11/15/27 (a)	180,000	178,196
1.50%, 02/15/28 (a)	165,000	156,291
2.00%, 10/01/30 (a)	60,000	53,628
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	175,000	182,077
3.63%, 05/15/30 (a)	105,000	101,883
Nordson Corp.
5.60%, 09/15/28 (a)	100,000	103,592
4.50%, 12/15/29 (a)	135,000	136,086
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	195,000	193,686
3.25%, 01/15/28 (a)	485,000	478,855
4.60%, 02/01/29 (a)	95,000	96,495
4.40%, 05/01/30 (a)	210,000	211,840
4.65%, 07/15/30 (a)	95,000	96,712
nVent Finance SARL
4.55%, 04/15/28 (a)	120,000	120,751
Oshkosh Corp.
4.60%, 05/15/28 (a)	95,000	96,178
3.10%, 03/01/30 (a)	85,000	80,923
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	130,000	127,422
5.25%, 08/16/28 (a)	155,000	159,822
2.57%, 02/15/30 (a)	360,000	337,149
Owens Corning
5.50%, 06/15/27 (a)	70,000	71,464
3.95%, 08/15/29 (a)	125,000	123,948
3.50%, 02/15/30 (a)	125,000	121,249
3.88%, 06/01/30 (a)	100,000	98,263
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	170,000	168,835
4.25%, 09/15/27 (a)	245,000	246,659
3.25%, 06/14/29 (a)	210,000	204,450
4.50%, 09/15/29 (a)	260,000	263,704
Pentair Finance SARL
4.50%, 07/01/29 (a)	105,000	105,504
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	255,000	263,865
6.30%, 02/15/30 (a)	200,000	212,091
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	149,006
3.95%, 05/15/28 (a)	125,000	125,238
4.88%, 04/01/29 (a)	175,000	179,354
5.00%, 11/15/29 (a)	150,000	155,128
2.30%, 03/01/30 (a)	135,000	125,545
4.75%, 07/15/30 (a)	75,000	76,821
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	98,475
RTX Corp.
3.50%, 03/15/27 (a)	230,000	228,883
3.13%, 05/04/27 (a)	255,000	252,383
7.20%, 08/15/27	125,000	131,367
4.13%, 11/16/28 (a)	705,000	707,663
5.75%, 01/15/29 (a)	165,000	172,697
7.50%, 09/15/29	135,000	150,356
2.25%, 07/01/30 (a)	175,000	161,279
Snap-on, Inc.
3.25%, 03/01/27 (a)	65,000	64,540
Sonoco Products Co.
2.25%, 02/01/27 (a)	110,000	107,925
4.60%, 09/01/29 (a)	145,000	146,308
3.13%, 05/01/30 (a)	100,000	94,655
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	160,000	160,264
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	105,000	109,043
4.25%, 11/15/28 (a)	150,000	150,308
2.30%, 03/15/30 (a)	195,000	178,712
Textron, Inc.
3.65%, 03/15/27 (a)	110,000	109,431
3.38%, 03/01/28 (a)	70,000	69,007
3.90%, 09/17/29 (a)	65,000	64,091
3.00%, 06/01/30 (a)	160,000	151,465
Timken Co.
4.50%, 12/15/28 (a)	100,000	100,934
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	145,000	144,091
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	165,000	164,547
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	130,000	128,864
4.63%, 02/01/30 (a)	70,000	71,393
Veralto Corp.
5.35%, 09/18/28 (a)	180,000	185,638
Vontier Corp.
2.40%, 04/01/28 (a)	140,000	134,296
Vulcan Materials Co.
3.90%, 04/01/27 (a)	65,000	65,018
4.95%, 12/01/29 (a)	140,000	143,741
3.50%, 06/01/30 (a)	130,000	126,015
Waste Connections, Inc.
4.25%, 12/01/28 (a)	120,000	120,919
3.50%, 05/01/29 (a)	125,000	122,940
2.60%, 02/01/30 (a)	145,000	136,797
Waste Management, Inc.
4.95%, 07/03/27 (a)	200,000	203,360
3.15%, 11/15/27 (a)	195,000	192,877
1.15%, 03/15/28 (a)	135,000	127,327
4.50%, 03/15/28 (a)	265,000	268,614
3.88%, 01/15/29 (a)	75,000	74,949
4.88%, 02/15/29 (a)	170,000	174,535
2.00%, 06/01/29 (a)	125,000	116,986
4.63%, 02/15/30 (a)	155,000	157,977
4.65%, 03/15/30 (a)	135,000	137,739
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	355,000	359,758
4.90%, 05/29/30 (a)	80,000	81,865
Xylem, Inc.
1.95%, 01/30/28 (a)	140,000	134,434
		38,625,922
Communications 5.1%
America Movil SAB de CV
3.63%, 04/22/29 (a)	220,000	215,410
2.88%, 05/07/30 (a)	225,000	211,932
American Tower Corp.
2.75%, 01/15/27 (a)	150,000	148,030
3.13%, 01/15/27 (a)	85,000	84,234
3.65%, 03/15/27 (a)	145,000	144,372
3.55%, 07/15/27 (a)	190,000	188,704
3.60%, 01/15/28 (a)	165,000	163,491
1.50%, 01/31/28 (a)	175,000	166,071
5.50%, 03/15/28 (a)	135,000	138,888
5.25%, 07/15/28 (a)	130,000	133,671
5.80%, 11/15/28 (a)	145,000	151,414
5.20%, 02/15/29 (a)	155,000	159,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 03/15/29 (a)	150,000	148,799
3.80%, 08/15/29 (a)	385,000	379,221
2.90%, 01/15/30 (a)	235,000	223,239
5.00%, 01/31/30 (a)	140,000	143,434
4.90%, 03/15/30 (a)	230,000	234,960
2.10%, 06/15/30 (a)	180,000	163,518
1.88%, 10/15/30 (a)	170,000	151,862
AppLovin Corp.
5.13%, 12/01/29 (a)	305,000	312,905
AT&T, Inc.
3.80%, 02/15/27 (a)	220,000	219,645
4.25%, 03/01/27 (a)	365,000	365,917
2.30%, 06/01/27 (a)	560,000	547,569
1.65%, 02/01/28 (a)	470,000	448,070
4.10%, 02/15/28 (a)	425,000	425,564
4.35%, 03/01/29 (a)	730,000	733,964
4.30%, 02/15/30 (a)	710,000	711,600
4.70%, 08/15/30 (a)	275,000	279,659
British Telecommunications PLC
5.13%, 12/04/28 (a)	230,000	236,186
9.63%, 12/15/30 (f)	600,000	732,529
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	240,000	236,746
4.20%, 03/15/28 (a)	245,000	243,921
2.25%, 01/15/29 (a)	270,000	252,836
5.05%, 03/30/29 (a)	275,000	278,363
6.10%, 06/01/29 (a)	340,000	354,979
Comcast Corp.
2.35%, 01/15/27 (a)	220,000	216,749
3.30%, 02/01/27 (a)	255,000	253,659
3.30%, 04/01/27 (a)	150,000	149,020
5.35%, 11/15/27 (a)	100,000	102,669
3.15%, 02/15/28 (a)	325,000	320,032
3.55%, 05/01/28 (a)	245,000	243,025
4.15%, 10/15/28 (a)	745,000	749,049
4.55%, 01/15/29 (a)	235,000	238,525
5.10%, 06/01/29 (a)	140,000	144,535
2.65%, 02/01/30 (a)	440,000	415,195
3.40%, 04/01/30 (a)	400,000	388,164
4.25%, 10/15/30 (a)	320,000	320,201
Crown Castle, Inc.
4.00%, 03/01/27 (a)	125,000	124,819
2.90%, 03/15/27 (a)	200,000	197,151
3.65%, 09/01/27 (a)	205,000	203,438
5.00%, 01/11/28 (a)	250,000	254,054
3.80%, 02/15/28 (a)	235,000	233,240
4.80%, 09/01/28 (a)	160,000	162,387
4.30%, 02/15/29 (a)	125,000	124,834
5.60%, 06/01/29 (a)	165,000	171,310
4.90%, 09/01/29 (a)	150,000	152,427
3.10%, 11/15/29 (a)	135,000	128,730
3.30%, 07/01/30 (a)	165,000	156,555
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	750,000	875,958
Fox Corp.
4.71%, 01/25/29 (a)	455,000	460,914
3.50%, 04/08/30 (a)	100,000	97,100
Koninklijke KPN NV
8.38%, 10/01/30	160,000	186,811
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	690,000	689,011
4.60%, 05/15/28 (a)	325,000	331,203
4.30%, 08/15/29 (a)	260,000	263,164
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 05/15/30 (a)	215,000	221,514
4.20%, 11/15/30 (a)	900,000	901,810
Netflix, Inc.
4.88%, 04/15/28	400,000	408,302
5.88%, 11/15/28	420,000	441,654
6.38%, 05/15/29	160,000	171,399
Omnicom Group, Inc.
4.65%, 10/01/28 (a)(e)	75,000	75,431
4.75%, 03/30/30 (a)(e)	150,000	151,728
2.45%, 04/30/30 (a)	130,000	120,239
4.20%, 06/01/30 (a)	140,000	138,931
Paramount Global
2.90%, 01/15/27 (a)	215,000	211,538
3.38%, 02/15/28 (a)	160,000	155,634
3.70%, 06/01/28 (a)	130,000	127,330
4.20%, 06/01/29 (a)	115,000	112,120
7.88%, 07/30/30	200,000	216,444
Rogers Communications, Inc.
3.20%, 03/15/27 (a)	255,000	252,578
5.00%, 02/15/29 (a)	255,000	259,979
Sprint Capital Corp.
6.88%, 11/15/28	620,000	665,678
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	180,000	179,309
4.95%, 03/28/28 (a)	140,000	142,713
5.40%, 06/12/29 (a)	90,000	93,122
TCI Communications, Inc.
7.13%, 02/15/28	100,000	106,318
Telefonica Emisiones SA
4.10%, 03/08/27	290,000	289,950
Telefonica Europe BV
8.25%, 09/15/30	310,000	356,108
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	147,871
3.70%, 09/15/27 (a)	125,000	124,196
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	925,000	922,259
4.75%, 02/01/28 (a)	370,000	370,452
2.05%, 02/15/28 (a)	500,000	480,276
4.95%, 03/15/28 (a)	175,000	178,371
4.80%, 07/15/28 (a)	170,000	173,106
4.85%, 01/15/29 (a)	245,000	250,332
2.63%, 02/15/29 (a)	225,000	215,031
2.40%, 03/15/29 (a)	135,000	127,890
3.38%, 04/15/29 (a)	615,000	599,874
4.20%, 10/01/29 (a)	150,000	150,317
3.88%, 04/15/30 (a)	1,585,000	1,558,609
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	210,000	207,900
Verizon Communications, Inc.
4.13%, 03/16/27	408,000	409,132
2.10%, 03/22/28 (a)	565,000	542,688
4.33%, 09/21/28	720,000	726,232
3.88%, 02/08/29 (a)	265,000	264,085
4.02%, 12/03/29 (a)	855,000	848,987
3.15%, 03/22/30 (a)	265,000	253,854
1.50%, 09/18/30 (a)	180,000	158,795
1.68%, 10/30/30 (a)	160,000	141,975
7.75%, 12/01/30	140,000	160,556
Vodafone Group PLC
4.38%, 05/30/28	100,000	101,573
7.88%, 02/15/30	100,000	113,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walt Disney Co.
3.70%, 03/23/27	130,000	129,937
2.20%, 01/13/28	225,000	218,433
2.00%, 09/01/29 (a)	430,000	402,117
3.80%, 03/22/30	325,000	322,303
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	189,708
		34,375,898
Consumer Cyclical 8.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	610,000	604,680
4.88%, 05/26/30 (a)	200,000	206,072
Amazon.com, Inc.
3.30%, 04/13/27 (a)	310,000	308,772
1.20%, 06/03/27 (a)	335,000	323,892
3.15%, 08/22/27 (a)	860,000	853,986
4.55%, 12/01/27 (a)	490,000	498,456
1.65%, 05/12/28 (a)	530,000	506,105
3.90%, 11/20/28 (a)	560,000	561,821
3.45%, 04/13/29 (a)	420,000	415,001
4.65%, 12/01/29 (a)	420,000	431,218
1.50%, 06/03/30 (a)(c)	435,000	392,066
4.10%, 11/20/30 (a)	560,000	560,754
American Honda Finance Corp.
2.35%, 01/08/27	145,000	142,799
4.90%, 03/12/27	130,000	131,443
4.55%, 07/09/27	100,000	100,994
4.90%, 07/09/27	165,000	167,357
4.45%, 10/22/27	150,000	151,384
4.70%, 01/12/28	150,000	152,065
3.50%, 02/15/28	100,000	99,028
4.55%, 03/03/28	200,000	202,189
2.00%, 03/24/28	210,000	201,258
5.13%, 07/07/28	235,000	241,069
4.25%, 09/01/28	150,000	150,910
5.65%, 11/15/28	245,000	255,597
2.25%, 01/12/29	200,000	189,386
4.90%, 03/13/29	145,000	148,192
4.40%, 09/05/29	245,000	247,517
4.80%, 03/05/30	150,000	153,256
4.60%, 04/17/30	175,000	176,936
4.50%, 09/04/30	140,000	140,515
5.85%, 10/04/30	120,000	127,516
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29 (a)	200,000	203,786
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	74,485
1.95%, 08/01/28 (a)	105,000	99,054
4.45%, 01/15/29 (a)	130,000	130,420
4.75%, 06/01/30 (a)	115,000	116,139
AutoZone, Inc.
3.75%, 06/01/27 (a)	185,000	184,359
4.50%, 02/01/28 (a)	120,000	121,149
6.25%, 11/01/28 (a)	105,000	111,035
3.75%, 04/18/29 (a)	110,000	108,447
5.10%, 07/15/29 (a)	145,000	149,224
4.00%, 04/15/30 (a)	150,000	148,263
5.13%, 06/15/30 (a)	115,000	118,733
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	260,000	262,421
1.95%, 10/01/30 (a)	130,000	116,907
Block Financial LLC
2.50%, 07/15/28 (a)	165,000	157,457
3.88%, 08/15/30 (a)	180,000	173,417
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	130,000	129,012
BorgWarner, Inc.
2.65%, 07/01/27 (a)	275,000	269,574
4.95%, 08/15/29 (a)	130,000	133,091
CBRE Services, Inc.
5.50%, 04/01/29 (a)	140,000	145,208
4.80%, 06/15/30 (a)	110,000	111,584
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	90,000	87,604
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	210,000	208,635
1.38%, 06/20/27 (a)	320,000	310,154
1.60%, 04/20/30 (a)	410,000	371,642
Cummins, Inc.
4.90%, 02/20/29 (a)	130,000	133,557
1.50%, 09/01/30 (a)(c)	160,000	142,867
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	145,000	144,699
4.35%, 10/15/27 (a)	65,000	65,379
4.55%, 10/15/29 (a)	115,000	116,121
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(e)	160,000	157,039
Dollar General Corp.
4.13%, 05/01/28 (a)	140,000	140,295
5.20%, 07/05/28 (a)	150,000	153,778
3.50%, 04/03/30 (a)	210,000	203,158
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	300,000	300,469
DR Horton, Inc.
1.40%, 10/15/27 (a)	140,000	134,002
4.85%, 10/15/30 (a)	110,000	112,415
eBay, Inc.
3.60%, 06/05/27 (a)	180,000	179,172
5.95%, 11/22/27 (a)	115,000	119,049
4.25%, 03/06/29 (a)	130,000	130,515
2.70%, 03/11/30 (a)	250,000	235,028
Expedia Group, Inc.
4.63%, 08/01/27 (a)	190,000	191,470
3.80%, 02/15/28 (a)	165,000	164,159
3.25%, 02/15/30 (a)	300,000	287,841
Ford Motor Co.
6.63%, 10/01/28	85,000	90,013
9.63%, 04/22/30 (a)	170,000	197,124
Ford Motor Credit Co. LLC
4.27%, 01/09/27 (a)	265,000	263,820
5.80%, 03/05/27 (a)	295,000	298,675
5.85%, 05/17/27 (a)	200,000	203,069
4.95%, 05/28/27 (a)	345,000	346,297
4.13%, 08/17/27 (a)	355,000	352,630
3.82%, 11/02/27 (a)	340,000	334,973
7.35%, 11/04/27 (a)	280,000	292,419
2.90%, 02/16/28 (a)	290,000	279,255
5.92%, 03/20/28 (a)	200,000	204,720
6.80%, 05/12/28 (a)	385,000	401,759
6.80%, 11/07/28 (a)	290,000	304,211
2.90%, 02/10/29 (a)	200,000	188,008
5.80%, 03/08/29 (a)	370,000	378,223
5.11%, 05/03/29 (a)	330,000	330,749
5.30%, 09/06/29 (a)	200,000	201,382
5.88%, 11/07/29 (a)	350,000	359,263
7.35%, 03/06/30 (a)	265,000	284,526
7.20%, 06/10/30 (a)	200,000	214,362
5.73%, 09/05/30 (a)	270,000	274,438
4.00%, 11/13/30 (a)	350,000	330,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
4.20%, 10/01/27 (a)	175,000	175,269
6.80%, 10/01/27 (a)	230,000	239,408
5.35%, 04/15/28 (a)	150,000	153,740
5.00%, 10/01/28 (a)	175,000	178,263
5.40%, 10/15/29 (a)	215,000	222,803
5.63%, 04/15/30 (a)	150,000	156,328
General Motors Financial Co., Inc.
4.35%, 01/17/27 (a)	285,000	285,549
2.35%, 02/26/27 (a)	235,000	230,333
5.00%, 04/09/27 (a)	265,000	267,908
5.40%, 05/08/27	255,000	259,257
5.00%, 07/15/27	115,000	116,513
5.35%, 07/15/27	220,000	223,957
2.70%, 08/20/27 (a)	215,000	210,247
3.85%, 01/05/28 (a)	95,000	94,521
6.00%, 01/09/28 (a)	195,000	201,585
5.05%, 04/04/28	325,000	331,034
2.40%, 04/10/28 (a)	210,000	202,249
5.80%, 06/23/28 (a)	335,000	347,224
2.40%, 10/15/28 (a)	230,000	219,421
4.20%, 10/27/28	220,000	220,413
5.80%, 01/07/29 (a)	330,000	344,187
5.65%, 01/17/29 (a)	160,000	165,783
4.30%, 04/06/29 (a)	310,000	309,442
5.55%, 07/15/29 (a)	270,000	279,989
4.90%, 10/06/29 (a)	225,000	228,719
5.35%, 01/07/30 (a)	315,000	325,324
5.85%, 04/06/30 (a)	250,000	262,798
3.60%, 06/21/30 (a)	230,000	221,646
5.45%, 07/15/30 (a)	250,000	259,754
Genuine Parts Co.
6.50%, 11/01/28 (a)	150,000	158,656
4.95%, 08/15/29 (a)	185,000	188,164
1.88%, 11/01/30 (a)	100,000	87,893
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	115,000	118,073
5.30%, 01/15/29 (a)	180,000	183,359
4.00%, 01/15/30 (a)	180,000	174,807
Home Depot, Inc.
2.50%, 04/15/27 (a)	200,000	196,980
2.88%, 04/15/27 (a)	150,000	148,506
4.88%, 06/25/27 (a)	255,000	259,402
2.80%, 09/14/27 (a)	180,000	177,317
0.90%, 03/15/28 (a)	125,000	117,873
1.50%, 09/15/28 (a)	170,000	160,401
3.75%, 09/15/28 (a)	110,000	110,089
3.90%, 12/06/28 (a)	225,000	225,949
4.90%, 04/15/29 (a)	160,000	164,702
2.95%, 06/15/29 (a)	505,000	488,900
4.75%, 06/25/29 (a)	275,000	282,137
2.70%, 04/15/30 (a)	320,000	302,800
3.95%, 09/15/30 (a)	210,000	209,391
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	210,000	206,575
4.44%, 07/08/28 (a)	40,000	40,377
4.69%, 07/08/30 (a)	250,000	253,063
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	125,000	127,003
5.05%, 03/30/28 (a)	90,000	91,698
4.38%, 09/15/28 (a)	150,000	150,462
5.25%, 06/30/29 (a)	170,000	175,060
5.75%, 04/23/30 (a)(g)	105,000	109,852
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	194,679
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	95,000	101,697
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	255,000	260,041
5.63%, 06/15/28 (a)	40,000	41,043
3.90%, 08/08/29 (a)	230,000	224,204
6.00%, 08/15/29 (a)	100,000	104,457
6.00%, 06/14/30 (a)	175,000	183,572
Lear Corp.
3.80%, 09/15/27 (a)	145,000	144,328
4.25%, 05/15/29 (a)	85,000	84,747
3.50%, 05/30/30 (a)	65,000	62,464
Lennar Corp.
5.00%, 06/15/27 (a)	130,000	131,059
4.75%, 11/29/27 (a)	130,000	131,172
5.20%, 07/30/30 (a)	195,000	200,569
LKQ Corp.
5.75%, 06/15/28 (a)	160,000	165,432
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	190,000	188,756
3.10%, 05/03/27 (a)	345,000	341,306
3.95%, 10/15/27	140,000	140,214
1.30%, 04/15/28 (a)	255,000	240,585
1.70%, 09/15/28 (a)	235,000	221,537
4.00%, 10/15/28 (a)	165,000	165,370
6.50%, 03/15/29	100,000	107,263
3.65%, 04/05/29 (a)	355,000	350,497
4.50%, 04/15/30 (a)	265,000	268,503
1.70%, 10/15/30 (a)	300,000	266,575
Magna International, Inc.
5.05%, 03/14/29 (a)	160,000	164,413
2.45%, 06/15/30 (a)	155,000	144,048
Marriott International, Inc.
4.20%, 07/15/27	140,000	140,558
5.00%, 10/15/27 (a)	185,000	188,304
4.00%, 04/15/28 (a)	140,000	140,189
5.55%, 10/15/28 (a)	140,000	145,464
4.65%, 12/01/28 (a)	70,000	71,262
4.90%, 04/15/29 (a)	180,000	184,136
4.88%, 05/15/29 (a)	85,000	86,868
4.80%, 03/15/30 (a)	100,000	102,183
4.63%, 06/15/30 (a)	230,000	233,537
McDonald's Corp.
3.50%, 03/01/27 (a)	195,000	194,217
3.50%, 07/01/27 (a)	230,000	228,914
3.80%, 04/01/28 (a)	240,000	239,749
4.80%, 08/14/28 (a)	140,000	143,018
5.00%, 05/17/29 (a)	110,000	113,264
2.63%, 09/01/29 (a)	225,000	214,634
2.13%, 03/01/30 (a)	210,000	194,042
4.60%, 05/15/30 (a)	140,000	142,491
3.60%, 07/01/30 (a)	250,000	245,402
Meritage Homes Corp.
5.13%, 06/06/27 (a)	80,000	80,554
NIKE, Inc.
2.75%, 03/27/27 (a)	175,000	173,034
2.85%, 03/27/30 (a)	350,000	334,012
NVR, Inc.
3.00%, 05/15/30 (a)	160,000	151,601
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	175,000	174,027
4.35%, 06/01/28 (a)	110,000	110,900
3.90%, 06/01/29 (a)	125,000	124,022
4.20%, 04/01/30 (a)	105,000	104,671
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PACCAR Financial Corp.
2.00%, 02/04/27	220,000	215,955
5.00%, 05/13/27	100,000	101,691
4.25%, 06/23/27	70,000	70,573
4.45%, 08/06/27	225,000	227,651
4.60%, 01/10/28	50,000	50,957
4.55%, 03/03/28	45,000	45,766
4.00%, 08/08/28	80,000	80,563
4.95%, 08/10/28	70,000	72,008
4.00%, 11/07/28	95,000	95,457
4.60%, 01/31/29	140,000	142,721
4.00%, 09/26/29	135,000	135,320
4.55%, 05/08/30	75,000	76,458
PulteGroup, Inc.
5.00%, 01/15/27 (a)	120,000	120,904
PVH Corp.
5.50%, 06/13/30 (a)	110,000	111,906
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	135,000	128,353
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	10,000	10,567
3.70%, 03/15/28 (a)	180,000	178,031
Sands China Ltd.
2.30%, 03/08/27 (a)(g)	200,000	195,172
5.40%, 08/08/28 (a)(g)	545,000	555,452
4.38%, 06/18/30 (a)(g)	200,000	197,222
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	90,000	86,709
Starbucks Corp.
4.85%, 02/08/27 (a)	260,000	262,327
2.00%, 03/12/27 (a)	145,000	141,728
3.50%, 03/01/28 (a)	165,000	163,324
4.50%, 05/15/28 (a)	100,000	101,053
4.00%, 11/15/28 (a)	205,000	204,843
3.55%, 08/15/29 (a)	255,000	250,598
2.25%, 03/12/30 (a)(c)	205,000	189,188
4.80%, 05/15/30 (a)	100,000	102,154
2.55%, 11/15/30 (a)	260,000	240,471
Tapestry, Inc.
4.13%, 07/15/27 (a)	105,000	104,994
5.10%, 03/11/30 (a)	165,000	169,432
Target Corp.
1.95%, 01/15/27 (a)	210,000	206,277
4.35%, 06/15/28 (a)	140,000	141,657
3.38%, 04/15/29 (a)	250,000	245,629
2.35%, 02/15/30 (a)	170,000	159,193
2.65%, 09/15/30 (a)	95,000	89,188
TJX Cos., Inc.
1.15%, 05/15/28 (a)	95,000	89,318
3.88%, 04/15/30 (a)	105,000	104,621
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	85,000	85,641
4.35%, 02/15/28 (a)	205,000	205,905
3.80%, 11/01/29 (a)	110,000	108,182
Toyota Motor Corp.
4.19%, 06/30/27 (a)	100,000	100,619
5.12%, 07/13/28 (a)	135,000	139,151
3.67%, 07/20/28	115,000	114,717
2.76%, 07/02/29	160,000	153,587
4.45%, 06/30/30 (a)	90,000	91,070
Toyota Motor Credit Corp.
4.60%, 01/08/27	55,000	55,494
3.20%, 01/11/27	135,000	134,196
1.90%, 01/13/27	185,000	181,541
5.00%, 03/19/27	180,000	182,629
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 03/22/27	285,000	282,603
4.50%, 05/14/27	115,000	116,152
1.15%, 08/13/27	274,000	263,031
4.55%, 09/20/27	280,000	283,530
4.35%, 10/08/27	295,000	298,024
5.45%, 11/10/27	100,000	102,973
3.05%, 01/11/28	145,000	142,967
4.63%, 01/12/28	240,000	243,764
1.90%, 04/06/28	185,000	177,435
4.05%, 09/05/28	240,000	241,254
5.25%, 09/11/28	120,000	124,182
4.65%, 01/05/29	205,000	208,836
3.65%, 01/08/29	115,000	113,909
5.05%, 05/16/29	205,000	211,548
4.45%, 06/29/29	170,000	172,146
4.55%, 08/09/29	220,000	223,676
4.95%, 01/09/30	150,000	154,582
2.15%, 02/13/30	205,000	190,262
3.38%, 04/01/30	220,000	213,948
4.80%, 05/15/30	200,000	205,231
4.55%, 05/17/30	185,000	188,237
5.55%, 11/20/30	260,000	275,176
Tractor Supply Co.
1.75%, 11/01/30 (a)	130,000	115,260
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	335,000	336,975
UL Solutions, Inc.
6.50%, 10/20/28 (a)(e)	90,000	95,166
VICI Properties LP
4.75%, 02/15/28 (a)	285,000	287,900
4.75%, 04/01/28 (a)	75,000	75,823
4.95%, 02/15/30 (a)	215,000	217,668
Walmart, Inc.
5.88%, 04/05/27	200,000	205,902
4.10%, 04/28/27	175,000	176,256
3.95%, 09/09/27 (a)	205,000	206,240
3.90%, 04/15/28 (a)	160,000	160,855
3.70%, 06/26/28 (a)	325,000	325,864
1.50%, 09/22/28 (a)(c)	265,000	250,678
3.25%, 07/08/29 (a)	185,000	182,203
2.38%, 09/24/29 (a)	75,000	71,167
7.55%, 02/15/30	110,000	125,294
4.00%, 04/15/30 (a)	105,000	105,980
4.35%, 04/28/30 (a)	235,000	238,897
		57,687,772
Consumer Non-Cyclical 12.5%
Abbott Laboratories
1.15%, 01/30/28 (a)	180,000	171,176
1.40%, 06/30/30 (a)	170,000	152,197
AbbVie, Inc.
4.80%, 03/15/27 (a)	560,000	566,050
4.65%, 03/15/28 (a)	260,000	264,408
4.25%, 11/14/28 (a)	320,000	323,546
4.80%, 03/15/29 (a)	555,000	568,866
3.20%, 11/21/29 (a)	1,255,000	1,217,508
4.88%, 03/15/30 (a)	375,000	386,456
Adventist Health System
4.74%, 12/01/30 (a)	100,000	100,442
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	99,882
2.21%, 06/15/30 (a)	50,000	46,131
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	130,000	130,696
2.75%, 09/15/29 (a)	175,000	167,191
2.10%, 06/04/30 (a)	80,000	73,116
Ahold Finance USA LLC
6.88%, 05/01/29	115,000	124,447
Altria Group, Inc.
4.88%, 02/04/28 (a)	125,000	127,138
6.20%, 11/01/28 (a)	160,000	168,927
4.80%, 02/14/29 (a)	445,000	452,835
3.40%, 05/06/30 (a)	165,000	158,911
4.50%, 08/06/30 (a)	100,000	100,769
Amgen, Inc.
2.20%, 02/21/27 (a)	340,000	333,593
3.20%, 11/02/27 (a)	300,000	296,407
5.15%, 03/02/28 (a)	770,000	787,990
1.65%, 08/15/28 (a)	265,000	249,834
3.00%, 02/22/29 (a)	195,000	189,017
4.05%, 08/18/29 (a)	295,000	294,827
2.45%, 02/21/30 (a)	335,000	312,639
5.25%, 03/02/30 (a)	615,000	638,114
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	705,000	719,579
3.50%, 06/01/30 (a)	420,000	410,261
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	235,000	227,120
Ascension Health
4.08%, 11/15/28 (a)	110,000	110,543
2.53%, 11/15/29 (a)	255,000	241,102
4.29%, 11/15/30 (a)	180,000	180,459
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	200,000	202,320
4.88%, 03/03/28 (a)	300,000	306,520
1.75%, 05/28/28 (a)	210,000	200,580
4.85%, 02/26/29 (a)	255,000	261,822
4.90%, 03/03/30 (a)	235,000	242,794
AstraZeneca PLC
3.13%, 06/12/27 (a)	170,000	168,728
4.00%, 01/17/29 (a)	295,000	295,764
1.38%, 08/06/30 (a)	330,000	293,375
Banner Health
2.34%, 01/01/30 (a)	90,000	84,043
BAT Capital Corp.
4.70%, 04/02/27 (a)	160,000	161,053
3.56%, 08/15/27 (a)	430,000	426,845
2.26%, 03/25/28 (a)	450,000	433,151
3.46%, 09/06/29 (a)	215,000	209,431
4.91%, 04/02/30 (a)	280,000	285,977
6.34%, 08/02/30 (a)	200,000	216,391
BAT International Finance PLC
4.45%, 03/16/28 (a)	190,000	191,602
5.93%, 02/02/29 (a)	190,000	199,500
Baxter International, Inc.
1.92%, 02/01/27 (a)	135,000	131,772
2.27%, 12/01/28 (a)	320,000	302,168
4.45%, 02/15/29 (a)	175,000	175,514
3.95%, 04/01/30 (a)	75,000	73,095
4.90%, 12/15/30 (a)	170,000	171,295
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	60,000	53,832
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	380,000	378,643
4.69%, 02/13/28 (a)	200,000	202,633
4.87%, 02/08/29 (a)	160,000	163,204
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.08%, 06/07/29 (a)	150,000	154,063
2.82%, 05/20/30 (a)	150,000	141,472
Biogen, Inc.
2.25%, 05/01/30 (a)	320,000	294,103
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	110,000	109,058
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	75,000	75,395
3.46%, 06/01/30 (a)	80,000	78,146
Boston Scientific Corp.
4.00%, 03/01/28 (a)	90,000	90,286
2.65%, 06/01/30 (a)	225,000	211,827
Bristol-Myers Squibb Co.
3.25%, 02/27/27	160,000	159,216
1.13%, 11/13/27 (a)	220,000	210,136
3.45%, 11/15/27 (a)	165,000	164,521
4.90%, 02/22/29 (a)	150,000	154,328
3.40%, 07/26/29 (a)	440,000	431,778
1.45%, 11/13/30 (a)	250,000	221,513
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	103,674
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	90,000	91,014
3.75%, 09/25/27 (a)	140,000	139,608
4.10%, 01/07/28 (a)	100,000	100,260
4.20%, 09/17/29 (a)	215,000	215,214
4.55%, 08/04/30 (a)	130,000	131,262
Campbell's Co.
5.20%, 03/19/27	135,000	136,830
4.15%, 03/15/28 (a)	195,000	195,124
5.20%, 03/21/29 (a)	160,000	163,956
2.38%, 04/24/30 (a)	100,000	91,985
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	230,000	228,328
5.13%, 02/15/29 (a)	170,000	174,998
5.00%, 11/15/29 (a)	175,000	179,806
4.50%, 09/15/30 (a)	130,000	131,261
Cencora, Inc.
3.45%, 12/15/27 (a)	155,000	153,722
4.63%, 12/15/27 (a)	180,000	182,335
4.85%, 12/15/29 (a)	140,000	143,213
2.80%, 05/15/30 (a)	100,000	94,193
CHRISTUS Health
4.34%, 07/01/28 (a)	95,000	95,375
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	145,000	143,371
Cigna Group
3.40%, 03/01/27 (a)	300,000	298,145
3.05%, 10/15/27 (a)	160,000	157,747
4.38%, 10/15/28 (a)	820,000	827,478
5.00%, 05/15/29 (a)	240,000	246,550
2.40%, 03/15/30 (a)	345,000	320,399
4.50%, 09/15/30 (a)	260,000	261,911
Clorox Co.
3.10%, 10/01/27 (a)	140,000	138,212
3.90%, 05/15/28 (a)	115,000	115,092
4.40%, 05/01/29 (a)	110,000	111,179
1.80%, 05/15/30 (a)	85,000	76,630
Coca-Cola Co.
3.38%, 03/25/27	265,000	264,260
2.90%, 05/25/27	100,000	99,051
1.45%, 06/01/27	340,000	330,079
1.50%, 03/05/28	175,000	167,268
1.00%, 03/15/28	285,000	269,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 09/06/29	240,000	226,097
3.45%, 03/25/30	350,000	343,489
1.65%, 06/01/30	315,000	285,331
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	150,000	155,238
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	245,000	231,816
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	160,000	158,620
4.60%, 03/01/28 (a)	150,000	152,489
4.20%, 05/01/30 (a)	125,000	125,916
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	155,075
3.35%, 10/01/29 (a)	190,000	183,687
4.35%, 09/01/30 (a)	200,000	199,359
2.78%, 10/01/30 (a)	115,000	107,120
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	235,000	223,506
7.00%, 10/01/28	90,000	95,994
4.85%, 11/01/28 (a)	305,000	308,703
5.00%, 08/01/30 (a)	185,000	187,242
8.25%, 09/15/30	70,000	80,305
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	145,000	144,051
4.35%, 05/09/27 (a)	110,000	110,449
3.60%, 02/15/28 (a)	145,000	143,744
4.65%, 11/15/28 (a)	100,000	101,453
4.80%, 01/15/29 (a)	120,000	122,000
3.15%, 08/01/29 (a)	175,000	168,732
2.88%, 05/01/30 (a)	125,000	117,755
4.80%, 05/01/30 (a)	130,000	132,254
CVS Health Corp.
3.63%, 04/01/27 (a)	155,000	154,199
6.25%, 06/01/27	105,000	108,089
1.30%, 08/21/27 (a)	525,000	502,320
4.30%, 03/25/28 (a)	1,170,000	1,174,520
5.00%, 01/30/29 (a)	185,000	189,097
5.40%, 06/01/29 (a)	240,000	248,627
3.25%, 08/15/29 (a)	425,000	410,311
5.13%, 02/21/30 (a)	340,000	349,484
3.75%, 04/01/30 (a)	365,000	356,452
1.75%, 08/21/30 (a)	330,000	293,290
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)(c)	165,000	152,553
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	180,000	170,674
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	204,987
3.88%, 05/18/28 (a)	200,000	199,674
2.38%, 10/24/29 (a)	200,000	188,105
2.00%, 04/29/30 (a)	200,000	182,947
Diageo Investment Corp.
5.13%, 08/15/30 (a)	200,000	207,305
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	140,000	140,942
Eli Lilly & Co.
4.50%, 02/09/27 (a)	165,000	166,420
5.50%, 03/15/27	75,000	76,636
3.10%, 05/15/27 (a)	105,000	104,137
4.15%, 08/14/27 (a)	160,000	161,255
4.55%, 02/12/28 (a)	200,000	203,460
4.00%, 10/15/28 (a)	150,000	151,048
4.50%, 02/09/29 (a)	225,000	229,335
3.38%, 03/15/29 (a)	225,000	221,820
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 08/14/29 (a)	250,000	252,568
4.75%, 02/12/30 (a)	360,000	370,236
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	110,000	109,075
4.38%, 05/15/28 (a)	185,000	186,880
2.38%, 12/01/29 (a)	175,000	163,856
2.60%, 04/15/30 (a)	125,000	117,469
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	410,000	422,199
4.15%, 12/15/28 (a)	140,000	140,424
4.80%, 08/14/29 (a)	240,000	245,465
5.86%, 03/15/30 (a)	290,000	306,753
General Mills, Inc.
4.70%, 01/30/27 (a)	170,000	171,342
3.20%, 02/10/27 (a)	125,000	124,000
4.20%, 04/17/28 (a)	340,000	341,173
5.50%, 10/17/28 (a)	130,000	134,931
4.88%, 01/30/30 (a)	150,000	153,508
2.88%, 04/15/30 (a)	165,000	156,168
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	300,000	297,162
1.20%, 10/01/27 (a)	155,000	148,517
4.80%, 11/15/29 (a)	140,000	144,003
1.65%, 10/01/30 (a)	250,000	223,977
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	190,000	191,469
3.38%, 06/01/29 (a)	200,000	196,234
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	415,000	415,492
4.50%, 04/15/30 (a)	175,000	177,876
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	445,000	441,864
3.38%, 03/24/29 (a)	290,000	283,230
Hasbro, Inc.
3.50%, 09/15/27 (a)	145,000	143,517
3.90%, 11/19/29 (a)	125,000	122,929
HCA, Inc.
4.50%, 02/15/27 (a)	265,000	265,603
3.13%, 03/15/27 (a)	210,000	207,858
5.00%, 03/01/28 (a)	140,000	142,691
5.20%, 06/01/28 (a)	255,000	261,419
5.63%, 09/01/28 (a)	375,000	386,611
5.88%, 02/01/29 (a)	205,000	213,692
3.38%, 03/15/29 (a)	145,000	141,352
4.13%, 06/15/29 (a)	495,000	493,524
5.25%, 03/01/30 (a)	200,000	206,591
3.50%, 09/01/30 (a)	600,000	577,176
4.30%, 11/15/30 (a)	110,000	109,628
Hershey Co.
4.55%, 02/24/28 (a)	90,000	91,473
4.25%, 05/04/28 (a)	80,000	80,803
2.45%, 11/15/29 (a)	105,000	99,046
4.75%, 02/24/30 (a)	135,000	138,590
1.70%, 06/01/30 (a)	145,000	130,868
Hormel Foods Corp.
4.80%, 03/30/27 (a)	125,000	126,399
1.70%, 06/03/28 (a)	170,000	161,590
1.80%, 06/11/30 (a)	210,000	189,754
Icon Investments Six DAC
5.81%, 05/08/27 (a)	265,000	270,424
5.85%, 05/08/29 (a)	135,000	140,999
Illumina, Inc.
5.75%, 12/13/27 (a)	160,000	164,857
4.75%, 12/12/30 (a)	120,000	121,199
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ingredion, Inc.
2.90%, 06/01/30 (a)	165,000	155,481
IQVIA, Inc.
5.70%, 05/15/28 (a)	250,000	257,966
6.25%, 02/01/29 (a)	265,000	279,449
J.M. Smucker Co.
3.38%, 12/15/27 (a)	115,000	113,895
5.90%, 11/15/28 (a)	155,000	162,541
2.38%, 03/15/30 (a)	145,000	134,743
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29 (a)	160,000	154,118
Johnson & Johnson
4.50%, 03/01/27	170,000	171,791
2.95%, 03/03/27 (a)	210,000	208,567
0.95%, 09/01/27 (a)	365,000	349,726
2.90%, 01/15/28 (a)	350,000	345,415
4.55%, 03/01/28 (a)	175,000	178,335
4.80%, 06/01/29 (a)	265,000	273,625
6.95%, 09/01/29	80,000	88,689
4.70%, 03/01/30 (a)	245,000	252,486
1.30%, 09/01/30 (a)	405,000	361,190
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	135,000	134,037
Kellanova
3.40%, 11/15/27 (a)	150,000	148,853
4.30%, 05/15/28 (a)	145,000	145,969
2.10%, 06/01/30 (a)	140,000	128,204
Kenvue, Inc.
5.05%, 03/22/28 (a)	195,000	199,271
5.00%, 03/22/30 (a)	275,000	283,664
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	165,000	166,753
3.43%, 06/15/27 (a)	260,000	257,828
4.35%, 05/15/28 (a)	110,000	110,353
4.60%, 05/25/28 (a)	255,000	257,165
5.05%, 03/15/29 (a)	165,000	168,606
3.95%, 04/15/29 (a)	230,000	227,510
3.20%, 05/01/30 (a)	125,000	118,806
4.60%, 05/15/30 (a)	135,000	135,752
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	140,000	133,991
3.95%, 11/01/28 (a)	140,000	140,353
3.20%, 04/25/29 (a)	140,000	136,699
3.10%, 03/26/30 (a)	195,000	187,818
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	300,000	299,278
4.63%, 01/30/29 (a)	100,000	101,327
3.75%, 04/01/30 (a)	135,000	132,169
Kroger Co.
3.70%, 08/01/27 (a)	140,000	139,549
4.50%, 01/15/29 (a)	165,000	167,202
2.20%, 05/01/30 (a)	86,000	79,191
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	140,000	139,457
2.95%, 12/01/29 (a)	155,000	147,765
4.35%, 04/01/30 (a)	175,000	175,286
Mattel, Inc.
5.00%, 11/17/30 (a)	160,000	161,181
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	185,000	183,565
2.50%, 04/15/30 (a)	75,000	69,749
McKesson Corp.
3.95%, 02/16/28 (a)	105,000	104,980
4.90%, 07/15/28 (a)	100,000	102,499
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 09/15/29 (a)	75,000	75,433
4.65%, 05/30/30 (a)	125,000	127,273
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	235,000	236,787
Merck & Co., Inc.
1.70%, 06/10/27 (a)	290,000	282,434
3.85%, 09/15/27	160,000	160,661
4.05%, 05/17/28 (a)	230,000	231,696
1.90%, 12/10/28 (a)	240,000	227,635
3.40%, 03/07/29 (a)	375,000	369,251
3.85%, 03/15/29 (a)	180,000	180,055
4.30%, 05/17/30 (a)	160,000	161,715
1.45%, 06/24/30 (a)	260,000	232,718
4.15%, 09/15/30 (a)	170,000	170,612
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	100,000	106,072
Mondelez International, Inc.
2.63%, 03/17/27 (a)	190,000	187,088
4.25%, 05/06/28 (a)	110,000	110,628
4.13%, 05/07/28 (a)	165,000	165,338
4.75%, 02/20/29 (a)	130,000	132,623
2.75%, 04/13/30 (a)	140,000	131,921
4.50%, 05/06/30 (a)	125,000	126,300
Mylan, Inc.
4.55%, 04/15/28 (a)	185,000	185,260
Novartis Capital Corp.
2.00%, 02/14/27 (a)	290,000	284,842
3.10%, 05/17/27 (a)	260,000	258,099
3.90%, 11/05/28 (a)	160,000	160,573
3.80%, 09/18/29 (a)	230,000	228,955
2.20%, 08/14/30 (a)	360,000	333,070
4.10%, 11/05/30 (a)	390,000	389,802
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	90,000	90,469
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	160,000	161,537
4.55%, 02/16/29 (a)	100,000	101,653
PepsiCo, Inc.
4.40%, 02/07/27	130,000	131,017
2.63%, 03/19/27 (a)	110,000	108,652
3.00%, 10/15/27 (a)	340,000	336,713
4.45%, 02/07/28 (a)	170,000	172,542
3.60%, 02/18/28 (a)	175,000	174,660
4.45%, 05/15/28 (a)	165,000	167,628
4.10%, 01/15/29 (a)	165,000	166,015
7.00%, 03/01/29	100,000	109,095
4.50%, 07/17/29 (a)	195,000	198,856
2.63%, 07/29/29 (a)	300,000	286,682
4.60%, 02/07/30 (a)	255,000	260,949
2.75%, 03/19/30 (a)	350,000	332,615
1.63%, 05/01/30 (a)	225,000	203,896
4.30%, 07/23/30 (a)	125,000	126,340
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	950,000	962,753
4.65%, 05/19/30 (a)	710,000	724,668
Pfizer, Inc.
3.88%, 11/15/27	220,000	220,772
3.60%, 09/15/28 (a)	320,000	319,604
3.45%, 03/15/29 (a)	325,000	321,333
2.63%, 04/01/30 (a)	435,000	410,558
1.70%, 05/28/30 (a)	190,000	172,076
4.20%, 11/15/30 (a)	220,000	220,988
Pharmacia LLC
6.60%, 12/01/28	135,000	144,985
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philip Morris International, Inc.
4.75%, 02/12/27	125,000	126,274
3.13%, 08/17/27 (a)	95,000	93,988
4.38%, 11/01/27	180,000	181,738
5.13%, 11/17/27 (a)	350,000	357,716
4.88%, 02/15/28 (a)	335,000	341,428
3.13%, 03/02/28 (a)	120,000	118,109
4.13%, 04/28/28	200,000	201,048
5.25%, 09/07/28 (a)	170,000	175,568
3.88%, 10/27/28 (a)	200,000	199,766
4.88%, 02/13/29 (a)	225,000	230,486
3.38%, 08/15/29 (a)	200,000	195,123
4.63%, 11/01/29 (a)	155,000	157,641
5.63%, 11/17/29 (a)	260,000	273,480
5.13%, 02/15/30 (a)	565,000	584,266
4.38%, 04/30/30 (a)	150,000	151,000
2.10%, 05/01/30 (a)	200,000	183,273
5.50%, 09/07/30 (a)	160,000	168,299
4.00%, 10/29/30 (a)	175,000	173,428
1.75%, 11/01/30 (a)	150,000	133,705
Polaris, Inc.
6.95%, 03/15/29 (a)	125,000	132,587
Procter & Gamble Co.
1.90%, 02/01/27	195,000	191,499
2.80%, 03/25/27	110,000	108,884
2.85%, 08/11/27	185,000	183,005
3.95%, 01/26/28	135,000	136,217
4.35%, 01/29/29	155,000	157,955
4.15%, 10/24/29	125,000	126,750
3.00%, 03/25/30	390,000	376,175
4.05%, 05/01/30	195,000	196,056
1.20%, 10/29/30	250,000	220,377
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	150,000	141,205
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	110,000	111,404
4.20%, 06/30/29 (a)	120,000	120,414
4.63%, 12/15/29 (a)	145,000	147,551
2.95%, 06/30/30 (a)	150,000	142,000
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	305,000	272,142
Revvity, Inc.
1.90%, 09/15/28 (a)	115,000	108,208
3.30%, 09/15/29 (a)	215,000	207,192
Royalty Pharma PLC
1.75%, 09/02/27 (a)	225,000	216,781
5.15%, 09/02/29 (a)	125,000	128,443
2.20%, 09/02/30 (a)	240,000	217,697
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	95,000	94,286
Sanofi SA
3.75%, 11/03/27	100,000	100,193
3.63%, 06/19/28 (a)	220,000	219,619
3.80%, 11/03/28 (a)	100,000	100,123
Smith & Nephew PLC
5.15%, 03/20/27 (a)	170,000	171,974
2.03%, 10/14/30 (a)	200,000	179,882
Solventum Corp.
5.45%, 02/25/27 (a)	95,000	96,408
5.40%, 03/01/29 (a)	185,000	191,750
SSM Health Care Corp.
3.82%, 06/01/27 (a)	155,000	155,040
4.89%, 06/01/28 (a)	75,000	76,304
Stanford Health Care
3.31%, 08/15/30 (a)	70,000	67,734
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stryker Corp.
4.55%, 02/10/27	140,000	140,993
4.70%, 02/10/28 (a)	170,000	172,482
3.65%, 03/07/28 (a)	205,000	203,899
4.85%, 12/08/28 (a)	180,000	184,439
4.25%, 09/11/29 (a)	155,000	155,867
4.85%, 02/10/30 (a)	185,000	189,943
1.95%, 06/15/30 (a)	170,000	154,423
Sutter Health
3.70%, 08/15/28 (a)	85,000	84,465
2.29%, 08/15/30 (a)	175,000	161,136
Sysco Corp.
3.25%, 07/15/27 (a)	150,000	148,569
5.75%, 01/17/29 (a)	120,000	125,458
2.40%, 02/15/30 (a)	160,000	148,993
5.95%, 04/01/30 (a)	150,000	159,119
5.10%, 09/23/30 (a)	150,000	154,883
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	375,000	383,853
2.05%, 03/31/30 (a)	675,000	617,090
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	165,000	168,112
1.75%, 10/15/28 (a)	160,000	151,107
5.00%, 01/31/29 (a)	300,000	308,946
2.60%, 10/01/29 (a)	150,000	142,633
4.98%, 08/10/30 (a)	225,000	233,303
Toledo Hospital
5.33%, 11/15/28	80,000	81,198
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	300,000	298,009
4.35%, 03/01/29 (a)	240,000	240,645
5.40%, 03/15/29 (a)	140,000	144,792
Unilever Capital Corp.
2.90%, 05/05/27 (a)	220,000	217,857
4.25%, 08/12/27 (a)	170,000	171,475
3.50%, 03/22/28 (a)	300,000	298,045
4.88%, 09/08/28 (a)	190,000	195,019
2.13%, 09/06/29 (a)	170,000	159,715
1.38%, 09/14/30 (a)	175,000	155,515
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	105,000	105,490
2.65%, 10/15/30 (a)	160,000	145,924
Viatris, Inc.
2.30%, 06/22/27 (a)	205,000	199,191
2.70%, 06/22/30 (a)	305,000	278,813
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	170,000	171,447
5.35%, 12/01/28 (a)	105,000	108,590
5.05%, 02/19/30 (a)	150,000	154,868
Zoetis, Inc.
3.00%, 09/12/27 (a)	180,000	177,611
4.15%, 08/17/28 (a)	225,000	226,369
3.90%, 08/20/28 (a)	125,000	124,993
2.00%, 05/15/30 (a)	150,000	137,300
		84,592,861
Energy 5.8%
APA Corp.
4.25%, 01/15/30 (a)	80,000	78,683
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	310,000	306,732
3.14%, 11/07/29 (a)	145,000	140,026
4.49%, 05/01/30 (a)	105,000	105,854
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	145,000	145,632
4.80%, 05/03/29 (a)	120,000	121,593
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	190,000	188,566
3.54%, 04/06/27 (a)	105,000	104,712
3.59%, 04/14/27 (a)	110,000	109,693
5.02%, 11/17/27 (a)	225,000	229,763
3.94%, 09/21/28 (a)	235,000	235,252
4.23%, 11/06/28 (a)	500,000	503,628
4.70%, 04/10/29 (a)	305,000	311,070
4.97%, 10/17/29 (a)	170,000	175,145
4.87%, 11/25/29 (a)	160,000	164,354
3.63%, 04/06/30 (a)	290,000	284,519
1.75%, 08/10/30 (a)	235,000	211,314
BP Capital Markets PLC
3.28%, 09/19/27 (a)	385,000	382,123
3.72%, 11/28/28 (a)	200,000	198,825
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	235,000	234,497
5.00%, 12/15/29 (a)	160,000	164,121
2.95%, 07/15/30 (a)	95,000	89,642
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	227,293
3.70%, 11/15/29 (a)	250,000	244,359
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	445,000	446,459
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	305,000	304,938
Chevron Corp.
2.00%, 05/11/27 (a)	225,000	220,107
2.24%, 05/11/30 (a)	370,000	343,354
Chevron USA, Inc.
4.41%, 02/26/27	150,000	151,249
1.02%, 08/12/27 (a)	320,000	306,985
3.95%, 08/13/27	190,000	191,068
3.85%, 01/15/28 (a)	155,000	155,402
4.48%, 02/26/28 (a)	200,000	203,119
4.05%, 08/13/28 (a)	130,000	131,101
3.25%, 10/15/29 (a)	115,000	112,261
4.69%, 04/15/30 (a)	235,000	240,541
4.30%, 10/15/30 (a)	270,000	272,709
ConocoPhillips Co.
6.95%, 04/15/29	225,000	244,863
4.70%, 01/15/30 (a)	300,000	305,974
Continental Resources, Inc.
4.38%, 01/15/28 (a)	200,000	199,679
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	149,599
4.38%, 03/15/29 (a)	120,000	120,416
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	130,000	132,496
5.13%, 05/15/29 (a)	160,000	163,963
8.13%, 08/16/30	70,000	81,085
Devon Energy Corp.
5.25%, 10/15/27 (a)	110,000	110,162
5.88%, 06/15/28 (a)(e)	55,000	55,076
4.50%, 01/15/30 (a)(c)	150,000	150,626
Diamondback Energy, Inc.
5.20%, 04/18/27 (a)	225,000	228,465
3.50%, 12/01/29 (a)	215,000	208,676
5.15%, 01/30/30 (a)	265,000	272,765
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	110,000	105,277
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
5.25%, 04/05/27 (a)	155,000	157,204
3.70%, 07/15/27 (a)	140,000	139,316
4.60%, 06/20/28 (a)	110,000	111,169
6.00%, 11/15/28 (a)	191,000	200,809
4.20%, 11/20/28 (a)	110,000	110,196
5.30%, 04/05/29 (a)	155,000	159,828
3.13%, 11/15/29 (a)	210,000	201,186
4.90%, 06/20/30 (a)	110,000	112,484
6.20%, 11/15/30 (a)	180,000	193,451
7.38%, 03/15/55 (a)(b)	240,000	254,564
Energy Transfer LP
4.40%, 03/15/27 (a)	120,000	120,415
4.20%, 04/15/27 (a)	135,000	135,151
5.50%, 06/01/27 (a)	265,000	269,424
4.00%, 10/01/27 (a)	145,000	144,874
5.55%, 02/15/28 (a)	220,000	225,891
4.95%, 05/15/28 (a)	185,000	188,126
4.95%, 06/15/28 (a)	245,000	249,147
6.10%, 12/01/28 (a)	105,000	110,449
5.25%, 04/15/29 (a)	295,000	303,256
5.25%, 07/01/29 (a)	210,000	216,226
4.15%, 09/15/29 (a)	120,000	119,333
5.20%, 04/01/30 (a)	180,000	185,551
3.75%, 05/15/30 (a)	325,000	316,468
6.40%, 12/01/30 (a)	300,000	324,311
Eni USA, Inc.
7.30%, 11/15/27	105,000	111,060
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	240,000	241,794
3.95%, 02/15/27 (a)	100,000	100,166
4.30%, 06/20/28 (a)	140,000	141,255
4.15%, 10/16/28 (a)	225,000	226,528
3.13%, 07/31/29 (a)	280,000	271,645
2.80%, 01/31/30 (a)	330,000	313,606
5.25%, 08/16/77 (a)(b)	215,000	214,550
5.38%, 02/15/78 (a)(b)	170,000	169,175
EOG Resources, Inc.
4.40%, 07/15/28 (a)	205,000	207,414
4.38%, 04/15/30 (a)	150,000	151,051
EQT Corp.
6.50%, 07/01/27 (a)	165,000	168,750
3.90%, 10/01/27 (a)	225,000	224,127
5.70%, 04/01/28 (a)	100,000	103,210
4.50%, 01/15/29 (a)	135,000	135,307
5.00%, 01/15/29 (a)	120,000	121,667
6.38%, 04/01/29 (a)	130,000	134,645
7.00%, 02/01/30 (a)(f)	135,000	146,796
7.50%, 06/01/30 (a)	100,000	110,163
Expand Energy Corp.
5.38%, 02/01/29 (a)	160,000	160,256
5.38%, 03/15/30 (a)	380,000	386,118
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	220,000	219,112
2.44%, 08/16/29 (a)	290,000	277,232
3.48%, 03/19/30 (a)	535,000	523,591
2.61%, 10/15/30 (a)	460,000	431,401
Halliburton Co.
2.92%, 03/01/30 (a)	245,000	232,075
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	75,000	75,682
4.85%, 12/01/29 (a)	100,000	100,578
Hess Corp.
4.30%, 04/01/27 (a)	225,000	226,091
7.88%, 10/01/29	105,000	118,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HF Sinclair Corp.
5.00%, 02/01/28 (a)	135,000	135,077
4.50%, 10/01/30 (a)	85,000	83,743
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	250,000	251,369
5.00%, 02/01/29 (a)	250,000	256,040
5.10%, 08/01/29 (a)	170,000	174,976
5.15%, 06/01/30 (a)	210,000	217,163
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	115,000	114,461
5.15%, 03/01/30 (a)	325,000	334,981
MPLX LP
4.13%, 03/01/27 (a)	330,000	330,232
4.25%, 12/01/27 (a)	155,000	155,571
4.00%, 03/15/28 (a)	250,000	249,721
4.80%, 02/15/29 (a)	190,000	193,063
2.65%, 08/15/30 (a)	330,000	305,850
National Fuel Gas Co.
3.95%, 09/15/27 (a)	90,000	89,654
4.75%, 09/01/28 (a)	110,000	111,346
5.50%, 03/15/30 (a)	175,000	180,529
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	110,000	110,033
NOV, Inc.
3.60%, 12/01/29 (a)	110,000	107,287
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	155,000	162,042
5.00%, 08/01/27 (a)	110,000	112,121
6.38%, 09/01/28 (a)	140,000	146,789
5.20%, 08/01/29 (a)	280,000	286,884
8.88%, 07/15/30 (a)	210,000	242,546
6.63%, 09/01/30 (a)	330,000	354,707
ONEOK, Inc.
4.00%, 07/13/27 (a)	110,000	109,939
4.25%, 09/24/27 (a)	150,000	150,534
4.55%, 07/15/28 (a)	155,000	156,409
5.65%, 11/01/28 (a)	155,000	161,109
4.35%, 03/15/29 (a)	165,000	165,663
5.38%, 06/01/29 (a)	140,000	144,453
3.40%, 09/01/29 (a)	165,000	159,955
4.40%, 10/15/29 (a)	185,000	185,665
3.10%, 03/15/30 (a)	195,000	185,609
3.25%, 06/01/30 (a)	160,000	152,521
5.80%, 11/01/30 (a)	130,000	137,049
Ovintiv, Inc.
5.65%, 05/15/28 (a)	170,000	175,027
8.13%, 09/15/30	70,000	80,148
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	145,000	143,545
5.15%, 11/15/29 (a)	90,000	90,880
Phillips 66
3.90%, 03/15/28 (a)	170,000	169,404
2.15%, 12/15/30 (a)	180,000	161,595
Phillips 66 Co.
4.95%, 12/01/27 (a)	190,000	193,180
3.75%, 03/01/28 (a)	100,000	99,330
3.15%, 12/15/29 (a)	150,000	144,067
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	275,000	249,214
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	200,000	194,536
3.80%, 09/15/30 (a)	150,000	145,577
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	290,000	291,974
4.20%, 03/15/28 (a)	335,000	335,512
4.50%, 05/15/30 (a)	495,000	497,600
Schlumberger Investment SA
2.65%, 06/26/30 (a)	95,000	89,218
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(e)	335,000	334,865
2.38%, 11/07/29 (a)	255,000	240,644
2.75%, 04/06/30 (a)	305,000	289,230
4.13%, 11/06/30 (a)	220,000	220,037
Shell International Finance BV
2.38%, 11/07/29 (a)	95,000	89,667
2.75%, 04/06/30 (a)	75,000	71,262
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	100,000	100,946
5.03%, 10/01/29 (a)	205,000	208,136
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	127,085
4.35%, 01/15/29 (a)	170,000	170,469
6.15%, 03/01/29 (a)	235,000	247,472
4.90%, 09/15/30 (a)	165,000	168,299
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	155,000	155,112
6.88%, 01/15/29 (a)	150,000	151,885
5.50%, 03/01/30 (a)	360,000	365,811
TC PipeLines LP
3.90%, 05/25/27 (a)	160,000	159,562
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	65,000	67,425
7.00%, 10/15/28	160,000	172,016
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	270,000	266,008
2.83%, 01/10/30 (a)	315,000	301,632
TotalEnergies Capital SA
3.88%, 10/11/28	255,000	255,447
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	330,000	330,953
4.10%, 04/15/30 (a)	275,000	272,042
7.00%, 06/01/65 (a)(b)	170,000	175,365
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,914
3.25%, 05/15/30 (a)	100,000	95,854
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	145,438
4.35%, 06/01/28 (a)	170,000	170,910
4.00%, 04/01/29 (a)	85,000	84,415
5.15%, 02/15/30 (a)	130,000	133,917
Valero Energy Partners LP
4.50%, 03/15/28 (a)	110,000	110,811
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	100,000	101,195
Western Midstream Operating LP
4.50%, 03/01/28 (a)	85,000	85,406
4.75%, 08/15/28 (a)	90,000	91,142
6.35%, 01/15/29 (a)	135,000	142,227
4.05%, 02/01/30 (a)(g)	255,000	249,927
Williams Cos., Inc.
3.75%, 06/15/27 (a)	290,000	288,919
5.30%, 08/15/28 (a)	205,000	211,099
4.90%, 03/15/29 (a)	285,000	291,105
4.80%, 11/15/29 (a)	110,000	112,167
4.63%, 06/30/30 (a)	225,000	227,503
3.50%, 11/15/30 (a)	255,000	244,927
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	125,000	126,927
5.40%, 05/19/30 (a)	250,000	256,863
		38,846,439
Industrial Other 0.3%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	375,000	374,335
4.20%, 05/01/28 (a)	75,000	75,430
Cornell University
4.17%, 06/15/30 (a)	110,000	110,575
Emory University
2.14%, 09/01/30 (a)	105,000	96,291
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,658
Leland Stanford Junior University
1.29%, 06/01/27 (a)	85,000	82,372
4.15%, 08/01/30 (a)	100,000	100,640
MasTec, Inc.
5.90%, 06/15/29 (a)	135,000	141,053
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	105,000	108,486
Quanta Services, Inc.
4.75%, 08/09/27 (a)	150,000	151,960
4.30%, 08/09/28 (a)	135,000	135,789
2.90%, 10/01/30 (a)	210,000	196,782
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	50,000	50,477
Trustees of Princeton University
4.65%, 07/01/30 (a)	70,000	71,701
Yale University
1.48%, 04/15/30 (a)	135,000	121,793
		1,949,342
Technology 9.2%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	225,000	225,919
4.05%, 10/04/29 (a)	330,000	331,215
Adobe, Inc.
2.15%, 02/01/27 (a)	165,000	162,290
4.85%, 04/04/27 (a)	120,000	121,640
4.75%, 01/17/28 (a)	225,000	229,513
4.80%, 04/04/29 (a)	210,000	215,441
4.95%, 01/17/30 (a)	150,000	155,347
2.30%, 02/01/30 (a)	250,000	234,128
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	165,000	166,700
Alphabet, Inc.
0.80%, 08/15/27 (a)	275,000	263,240
3.88%, 11/15/28 (a)	220,000	221,093
4.00%, 05/15/30 (a)	175,000	175,493
1.10%, 08/15/30 (a)	530,000	467,268
4.10%, 11/15/30 (a)	590,000	592,023
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	137,751
Analog Devices, Inc.
3.45%, 06/15/27 (a)	100,000	99,476
4.25%, 06/15/28 (a)	160,000	161,353
1.70%, 10/01/28 (a)	175,000	165,207
4.50%, 06/15/30 (a)(c)	155,000	157,196
Apple, Inc.
3.35%, 02/09/27 (a)	505,000	503,653
3.20%, 05/11/27 (a)	405,000	402,945
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 06/20/27 (a)	305,000	302,567
2.90%, 09/12/27 (a)	420,000	415,055
3.00%, 11/13/27 (a)	365,000	361,708
1.20%, 02/08/28 (a)	540,000	513,747
4.00%, 05/10/28 (a)	320,000	322,555
4.00%, 05/12/28 (a)	300,000	302,390
1.40%, 08/05/28 (a)	500,000	472,649
3.25%, 08/08/29 (a)	250,000	245,607
2.20%, 09/11/29 (a)	530,000	500,234
4.15%, 05/10/30 (a)	170,000	171,954
1.65%, 05/11/30 (a)	425,000	386,650
4.20%, 05/12/30 (a)	300,000	303,560
1.25%, 08/20/30 (a)	280,000	248,467
Applied Materials, Inc.
3.30%, 04/01/27 (a)	285,000	283,725
4.80%, 06/15/29 (a)	175,000	179,453
1.75%, 06/01/30 (a)	185,000	167,386
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	115,000	114,224
5.15%, 08/21/29 (a)	120,000	122,790
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	154,493
Autodesk, Inc.
3.50%, 06/15/27 (a)	125,000	124,214
2.85%, 01/15/30 (a)	120,000	113,538
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	265,000	253,129
1.25%, 09/01/30 (a)	205,000	181,382
Avnet, Inc.
6.25%, 03/15/28 (a)	115,000	119,203
Baidu, Inc.
3.63%, 07/06/27	200,000	199,190
4.38%, 03/29/28 (a)	200,000	201,650
4.88%, 11/14/28 (a)	200,000	204,592
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	135,000	133,899
Broadcom, Inc.
5.05%, 07/12/27 (a)	285,000	290,058
1.95%, 02/15/28 (a)	325,000	312,126
4.15%, 02/15/28 (a)	165,000	165,671
4.80%, 04/15/28 (a)	220,000	223,988
4.11%, 09/15/28 (a)	375,000	376,172
4.00%, 04/15/29 (a)(e)	185,000	184,308
4.75%, 04/15/29 (a)	345,000	351,529
5.05%, 07/12/29 (a)	495,000	509,913
4.35%, 02/15/30 (a)	380,000	382,593
5.00%, 04/15/30 (a)	155,000	159,660
5.05%, 04/15/30 (a)	170,000	175,504
4.60%, 07/15/30 (a)	385,000	391,311
4.20%, 10/15/30 (a)	220,000	219,859
4.15%, 11/15/30 (a)	415,000	413,376
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	190,000	180,228
Cadence Design Systems, Inc.
4.20%, 09/10/27	110,000	110,704
4.30%, 09/10/29 (a)	200,000	201,055
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	145,000	144,743
3.28%, 12/01/28 (a)	125,000	121,568
3.25%, 02/15/29 (a)	185,000	178,326
5.10%, 03/01/30 (a)	120,000	122,292
CGI, Inc.
4.95%, 03/14/30 (a)(e)	185,000	187,480
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cisco Systems, Inc.
4.80%, 02/26/27 (a)	465,000	470,267
4.55%, 02/24/28 (a)	230,000	233,782
4.85%, 02/26/29 (a)	610,000	626,629
4.75%, 02/24/30 (a)	200,000	205,669
Concentrix Corp.
6.60%, 08/02/28 (a)(c)	165,000	170,418
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	160,000	164,397
5.25%, 02/01/28 (a)	200,000	204,544
4.75%, 04/01/28 (a)	150,000	152,208
4.15%, 02/15/29 (a)	160,000	159,901
5.30%, 10/01/29 (a)	455,000	469,739
4.35%, 02/01/30 (a)	150,000	150,150
5.00%, 04/01/30 (a)	175,000	179,313
6.20%, 07/15/30 (a)	225,000	240,344
Dell, Inc.
7.10%, 04/15/28	100,000	106,290
DXC Technology Co.
2.38%, 09/15/28 (a)	190,000	179,329
Equifax, Inc.
5.10%, 12/15/27 (a)	155,000	158,096
5.10%, 06/01/28 (a)	165,000	168,703
4.80%, 09/15/29 (a)	130,000	132,244
3.10%, 05/15/30 (a)	160,000	151,614
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	280,000	280,945
Equinix, Inc.
1.80%, 07/15/27 (a)	120,000	116,106
1.55%, 03/15/28 (a)	110,000	104,461
2.00%, 05/15/28 (a)	115,000	109,789
3.20%, 11/18/29 (a)	235,000	225,835
2.15%, 07/15/30 (a)	280,000	254,245
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	155,000	152,768
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	170,000	161,444
3.75%, 05/21/29 (a)	135,000	132,282
Fiserv, Inc.
5.15%, 03/15/27 (a)	245,000	247,662
2.25%, 06/01/27 (a)	215,000	209,370
5.45%, 03/02/28 (a)	185,000	189,524
5.38%, 08/21/28 (a)	175,000	179,620
4.20%, 10/01/28 (a)	235,000	234,466
3.50%, 07/01/29 (a)	695,000	674,199
4.75%, 03/15/30 (a)	195,000	196,134
2.65%, 06/01/30 (a)	270,000	249,084
Flex Ltd.
6.00%, 01/15/28 (a)	95,000	98,147
4.88%, 06/15/29 (a)	210,000	213,027
4.88%, 05/12/30 (a)	100,000	101,440
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	95,000	99,222
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	140,000	140,083
Global Payments, Inc.
2.15%, 01/15/27 (a)	160,000	156,676
4.95%, 08/15/27 (a)	125,000	126,525
4.45%, 06/01/28 (a)	140,000	140,080
4.50%, 11/15/28 (a)	390,000	390,925
3.20%, 08/15/29 (a)	295,000	281,390
5.30%, 08/15/29 (a)	125,000	127,984
2.90%, 05/15/30 (a)	210,000	194,758
4.88%, 11/15/30 (a)	380,000	380,451
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	190,000	190,127
4.40%, 09/25/27 (a)	290,000	291,676
5.25%, 07/01/28 (a)	130,000	133,335
4.15%, 09/15/28 (a)	180,000	180,207
4.55%, 10/15/29 (a)	450,000	452,760
4.40%, 10/15/30 (a)	190,000	189,432
HP, Inc.
3.00%, 06/17/27 (a)	220,000	216,718
4.75%, 01/15/28 (a)	230,000	232,853
4.00%, 04/15/29 (a)	195,000	193,043
5.40%, 04/25/30 (a)	115,000	119,213
3.40%, 06/17/30 (a)	150,000	143,703
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	155,000	156,117
4.60%, 02/05/29 (a)	175,000	177,730
Intel Corp.
3.75%, 03/25/27 (a)	225,000	224,108
3.15%, 05/11/27 (a)	205,000	202,569
3.75%, 08/05/27 (a)	280,000	278,619
4.88%, 02/10/28 (a)	370,000	375,404
1.60%, 08/12/28 (a)	225,000	211,166
4.00%, 08/05/29 (a)	235,000	232,569
2.45%, 11/15/29 (a)	465,000	434,031
5.13%, 02/10/30 (a)	290,000	297,350
3.90%, 03/25/30 (a)	415,000	406,897
International Business Machines Corp.
3.30%, 01/27/27	135,000	134,199
2.20%, 02/09/27 (a)	170,000	166,958
1.70%, 05/15/27 (a)	210,000	204,161
4.15%, 07/27/27 (a)	185,000	186,085
6.22%, 08/01/27	75,000	77,813
6.50%, 01/15/28	105,000	110,282
4.50%, 02/06/28 (a)	250,000	252,519
4.65%, 02/10/28 (a)	200,000	202,991
3.50%, 05/15/29	765,000	750,087
4.80%, 02/10/30 (a)	200,000	204,659
1.95%, 05/15/30 (a)	300,000	273,472
Intuit, Inc.
1.35%, 07/15/27 (a)	175,000	169,104
5.13%, 09/15/28 (a)	175,000	180,553
1.65%, 07/15/30 (a)	95,000	85,472
Jabil, Inc.
4.25%, 05/15/27 (a)	125,000	125,273
3.95%, 01/12/28 (a)	165,000	164,778
5.45%, 02/01/29 (a)	90,000	92,982
3.60%, 01/15/30 (a)	150,000	145,470
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	120,000	117,214
2.00%, 12/10/30 (a)	80,000	70,753
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	160,000	160,838
3.00%, 10/30/29 (a)	105,000	100,687
5.35%, 07/30/30 (a)	265,000	276,417
KLA Corp.
4.10%, 03/15/29 (a)	180,000	180,493
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	150,000	143,871
Lam Research Corp.
4.00%, 03/15/29 (a)	205,000	205,259
1.90%, 06/15/30 (a)	175,000	159,314
Leidos, Inc.
4.38%, 05/15/30 (a)	125,000	124,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	190,000	183,021
4.88%, 06/22/28 (a)	110,000	111,918
5.75%, 02/15/29 (a)	125,000	130,450
4.75%, 07/15/30 (a)	95,000	96,309
Mastercard, Inc.
3.30%, 03/26/27 (a)	200,000	199,038
4.10%, 01/15/28 (a)	205,000	206,650
3.50%, 02/26/28 (a)	95,000	94,714
4.88%, 03/09/28 (a)	150,000	153,464
4.55%, 03/15/28 (a)	110,000	111,897
2.95%, 06/01/29 (a)	215,000	208,330
3.35%, 03/26/30 (a)	360,000	351,824
Microchip Technology, Inc.
4.90%, 03/15/28	200,000	202,918
5.05%, 03/15/29 (a)	230,000	234,633
5.05%, 02/15/30 (a)	200,000	204,141
Micron Technology, Inc.
5.33%, 02/06/29 (a)	140,000	144,428
4.66%, 02/15/30 (a)	220,000	222,563
Microsoft Corp.
3.30%, 02/06/27 (a)	845,000	841,936
3.40%, 06/15/27 (a)	160,000	159,719
1.35%, 09/15/30 (a)	80,000	71,750
Moody's Corp.
3.25%, 01/15/28 (a)	90,000	88,854
4.25%, 02/01/29 (a)	115,000	115,750
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	115,000	116,313
5.00%, 04/15/29 (a)	150,000	153,705
4.60%, 05/23/29 (a)	145,000	146,767
4.85%, 08/15/30 (a)	135,000	137,749
2.30%, 11/15/30 (a)	180,000	163,540
NetApp, Inc.
2.38%, 06/22/27 (a)	180,000	176,001
2.70%, 06/22/30 (a)	130,000	121,184
Nokia OYJ
4.38%, 06/12/27	115,000	115,074
NVIDIA Corp.
1.55%, 06/15/28 (a)	290,000	275,729
2.85%, 04/01/30 (a)	315,000	301,176
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	135,000	139,916
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	75,000	74,211
4.40%, 06/01/27 (a)	135,000	135,616
4.30%, 08/19/28 (a)	165,000	165,663
4.30%, 06/18/29 (a)	260,000	260,563
3.40%, 05/01/30 (a)	155,000	149,512
Oracle Corp.
2.80%, 04/01/27 (a)	580,000	568,954
3.25%, 11/15/27 (a)	625,000	612,235
2.30%, 03/25/28 (a)	450,000	429,292
4.50%, 05/06/28 (a)	250,000	250,040
4.80%, 08/03/28 (a)	380,000	381,892
4.20%, 09/27/29 (a)	445,000	436,368
6.15%, 11/09/29 (a)	265,000	276,672
2.95%, 04/01/30 (a)	710,000	655,559
4.65%, 05/06/30 (a)	245,000	242,737
3.25%, 05/15/30 (a)	75,000	69,904
4.45%, 09/26/30 (a)	630,000	616,208
Paychex, Inc.
5.10%, 04/15/30 (a)	350,000	360,518
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	125,000	125,266
4.45%, 03/06/28 (a)	100,000	101,266
2.85%, 10/01/29 (a)	350,000	335,464
2.30%, 06/01/30 (a)	230,000	213,171
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	221,815
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	435,000	433,023
1.30%, 05/20/28 (a)(c)	245,000	231,239
2.15%, 05/20/30 (a)	335,000	308,711
4.50%, 05/20/30 (a)	100,000	101,721
RELX Capital, Inc.
4.00%, 03/18/29 (a)	200,000	199,420
4.75%, 03/27/30 (a)	195,000	198,909
3.00%, 05/22/30 (a)	200,000	190,415
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	165,000	158,024
4.20%, 09/15/28 (a)	200,000	200,696
4.25%, 09/15/28 (a)	165,000	165,752
2.95%, 09/15/29 (a)	145,000	138,700
4.50%, 10/15/29 (a)	100,000	101,004
2.00%, 06/30/30 (a)	100,000	90,512
4.45%, 09/15/30 (a)	110,000	110,528
S&P Global, Inc.
2.95%, 01/22/27 (a)	135,000	133,773
2.45%, 03/01/27 (a)	210,000	206,757
4.75%, 08/01/28 (a)	210,000	214,041
2.70%, 03/01/29 (a)	280,000	269,358
4.25%, 05/01/29 (a)	210,000	211,209
2.50%, 12/01/29 (a)	135,000	127,425
1.25%, 08/15/30 (a)	100,000	87,983
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	300,105
1.50%, 07/15/28 (a)	255,000	241,644
ServiceNow, Inc.
1.40%, 09/01/30 (a)	330,000	290,970
Synopsys, Inc.
4.55%, 04/01/27	175,000	176,284
4.65%, 04/01/28 (a)	205,000	207,861
4.85%, 04/01/30 (a)	545,000	556,563
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	165,000	157,124
4.30%, 01/17/29 (a)	120,000	119,828
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	105,000	97,193
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	144,227
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	180,748
Texas Instruments, Inc.
4.60%, 02/08/27 (a)	105,000	105,927
2.90%, 11/03/27 (a)	120,000	118,831
4.60%, 02/15/28 (a)	245,000	248,905
4.60%, 02/08/29 (a)	130,000	132,801
2.25%, 09/04/29 (a)	200,000	188,527
1.75%, 05/04/30 (a)	175,000	159,395
4.50%, 05/23/30 (a)	195,000	198,313
Trimble, Inc.
4.90%, 06/15/28 (a)	145,000	147,186
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	350,000	349,894
VeriSign, Inc.
4.75%, 07/15/27 (a)	160,000	160,091
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	95,000	94,830
4.50%, 08/15/30 (a)	150,000	151,506
Visa, Inc.
1.90%, 04/15/27 (a)	330,000	323,480
0.75%, 08/15/27 (a)	170,000	162,766
2.75%, 09/15/27 (a)	215,000	212,484
2.05%, 04/15/30 (a)	315,000	292,248
VMware LLC
3.90%, 08/21/27 (a)	290,000	290,157
1.80%, 08/15/28 (a)	175,000	165,588
4.70%, 05/15/30 (a)	175,000	177,830
Western Digital Corp.
2.85%, 02/01/29 (a)	160,000	153,213
Workday, Inc.
3.50%, 04/01/27 (a)	250,000	248,533
3.70%, 04/01/29 (a)	205,000	202,168
Xilinx, Inc.
2.38%, 06/01/30 (a)	180,000	167,349
		62,058,023
Transportation 1.3%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	135,114	132,848
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	54,991	54,241
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	57,194	56,419
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	87,675	85,461
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	57,368	55,605
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	97,556	95,559
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	59,408	57,476
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	115,000	114,299
Canadian National Railway Co.
6.90%, 07/15/28	100,000	107,401
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	145,000	145,162
2.88%, 11/15/29 (a)	100,000	95,659
2.05%, 03/05/30 (a)	150,000	137,844
4.80%, 03/30/30 (a)	145,000	148,355
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	200,720
CSX Corp.
3.25%, 06/01/27 (a)	180,000	178,548
3.80%, 03/01/28 (a)	175,000	174,829
4.25%, 03/15/29 (a)	205,000	206,807
2.40%, 02/15/30 (a)	105,000	98,295
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	137,582	132,577
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	85,000	85,307
4.95%, 07/10/28 (a)	210,000	213,817
3.75%, 10/28/29 (a)	110,000	107,613
5.25%, 07/10/30 (a)	250,000	257,110
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	73,961
3.10%, 08/05/29 (a)	240,000	230,988
4.25%, 05/15/30 (a)	150,000	150,861
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	170,000	179,291
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	190,000	194,316
Kirby Corp.
4.20%, 03/01/28 (a)	115,000	115,056
Norfolk Southern Corp.
7.80%, 05/15/27	80,000	84,121
3.15%, 06/01/27 (a)	125,000	123,700
3.80%, 08/01/28 (a)	145,000	144,362
2.55%, 11/01/29 (a)	105,000	99,192
5.05%, 08/01/30 (a)	110,000	114,091
Ryder System, Inc.
2.85%, 03/01/27 (a)	160,000	158,015
5.30%, 03/15/27 (a)	55,000	55,796
4.30%, 06/15/27 (a)	50,000	50,237
5.65%, 03/01/28 (a)	120,000	123,872
5.25%, 06/01/28 (a)	155,000	159,260
6.30%, 12/01/28 (a)	80,000	84,802
5.38%, 03/15/29 (a)	120,000	124,296
5.50%, 06/01/29 (a)	40,000	41,674
4.95%, 09/01/29 (a)	65,000	66,513
4.90%, 12/01/29 (a)	75,000	76,610
5.00%, 03/15/30 (a)	120,000	122,973
4.85%, 06/15/30 (a)	60,000	61,248
4.30%, 12/01/30 (a)	70,000	69,754
Southwest Airlines Co.
5.13%, 06/15/27 (a)	380,000	384,862
3.45%, 11/16/27 (a)	90,000	88,758
4.38%, 11/15/28 (a)	180,000	180,456
2.63%, 02/10/30 (a)	125,000	116,209
Union Pacific Corp.
2.15%, 02/05/27 (a)	80,000	78,589
3.00%, 04/15/27 (a)	80,000	79,232
3.95%, 09/10/28 (a)	225,000	225,512
6.63%, 02/01/29	100,000	107,889
3.70%, 03/01/29 (a)	160,000	158,868
2.40%, 02/05/30 (a)	205,000	192,065
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	101,128	98,534
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	66,244	63,794
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	65,060	62,938
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	224,438	229,741
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	190,000	187,911
3.40%, 03/15/29 (a)	190,000	187,269
2.50%, 09/01/29 (a)	105,000	99,652
4.45%, 04/01/30 (a)	195,000	198,602
4.65%, 10/15/30 (a)	110,000	112,657
		8,500,479
		339,585,642

Utility 6.7%
Electric 5.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	140,000	139,461
5.45%, 05/15/29 (a)	160,000	165,745
2.10%, 07/01/30 (a)	145,000	132,182
AES Corp.
5.45%, 06/01/28 (a)	180,000	184,254
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alabama Power Co.
3.75%, 09/01/27 (a)	120,000	120,128
1.45%, 09/15/30 (a)(c)	135,000	119,881
Ameren Corp.
1.95%, 03/15/27 (a)	115,000	112,365
1.75%, 03/15/28 (a)	105,000	99,849
5.00%, 01/15/29 (a)	175,000	179,026
Ameren Illinois Co.
3.80%, 05/15/28 (a)	105,000	104,757
1.55%, 11/15/30 (a)	70,000	61,876
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	154,717
3.20%, 11/13/27 (a)	125,000	123,322
4.30%, 12/01/28 (a)	140,000	141,172
5.20%, 01/15/29 (a)	175,000	180,512
2.30%, 03/01/30 (a)	100,000	92,520
7.05%, 12/15/54 (a)(b)	75,000	78,505
3.88%, 02/15/62 (a)(b)(c)	135,000	132,686
Appalachian Power Co.
3.30%, 06/01/27 (a)	65,000	64,429
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	83,682
2.60%, 08/15/29 (a)	130,000	123,077
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	80,000	80,189
Avangrid, Inc.
3.80%, 06/01/29 (a)	150,000	148,163
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	155,000	152,925
3.70%, 07/15/30 (a)	250,000	245,985
Black Hills Corp.
3.15%, 01/15/27 (a)	85,000	84,244
5.95%, 03/15/28 (a)	85,000	88,222
3.05%, 10/15/29 (a)	125,000	119,503
2.50%, 06/15/30 (a)	70,000	64,965
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	60,000	59,509
5.20%, 10/01/28 (a)	165,000	170,411
4.80%, 03/15/30 (a)	100,000	102,510
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	155,443
2.95%, 03/01/30 (a)	86,000	81,527
7.00%, 02/15/55 (a)(b)	135,000	140,992
6.70%, 05/15/55 (a)(b)	75,000	77,174
CMS Energy Corp.
3.45%, 08/15/27 (a)	140,000	138,809
4.75%, 06/01/50 (a)(b)	100,000	98,453
3.75%, 12/01/50 (a)(b)	90,000	83,018
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	115,000	113,501
3.70%, 08/15/28 (a)	125,000	124,593
2.20%, 03/01/30 (a)	75,000	69,552
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	130,000	129,078
4.65%, 01/01/29 (a)	50,000	50,987
4.95%, 01/15/30 (a)	145,000	148,788
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	110,000	108,772
3.80%, 05/15/28 (a)	125,000	124,712
4.00%, 12/01/28 (a)	40,000	40,159
3.35%, 04/01/30 (a)	150,000	145,398
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	160,000	165,181
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	76,238
3.80%, 11/15/28 (a)	85,000	84,795
4.90%, 02/15/29 (a)	115,000	118,007
4.60%, 05/30/29 (a)	140,000	142,368
4.70%, 01/15/30 (a)	155,000	158,479
Dayton Power & Light Co.
4.55%, 08/15/30 (a)(e)	145,000	144,396
Dominion Energy, Inc.
3.60%, 03/15/27 (a)	85,000	84,630
4.60%, 05/15/28 (a)	225,000	227,777
4.25%, 06/01/28 (a)	95,000	95,339
3.38%, 04/01/30 (a)	325,000	313,720
5.00%, 06/15/30 (a)	175,000	179,878
6.88%, 02/01/55 (a)(b)	230,000	239,468
DTE Electric Co.
4.25%, 05/14/27	75,000	75,573
1.90%, 04/01/28 (a)	130,000	124,677
2.25%, 03/01/30 (a)	140,000	130,319
DTE Energy Co.
4.95%, 07/01/27 (a)	250,000	253,359
4.88%, 06/01/28 (a)	250,000	254,372
5.10%, 03/01/29 (a)	250,000	256,382
3.40%, 06/15/29 (a)	145,000	141,077
2.95%, 03/01/30 (a)	85,000	80,555
5.20%, 04/01/30 (a)	250,000	258,179
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	170,000	170,430
6.00%, 12/01/28	50,000	52,822
2.45%, 08/15/29 (a)	115,000	108,935
2.45%, 02/01/30 (a)	105,000	98,509
4.85%, 03/15/30 (a)	105,000	108,184
Duke Energy Corp.
4.85%, 01/05/27	135,000	136,328
3.15%, 08/15/27 (a)	150,000	148,339
5.00%, 12/08/27 (a)	110,000	112,270
4.30%, 03/15/28 (a)	196,000	197,149
4.85%, 01/05/29 (a)	170,000	173,542
3.40%, 06/15/29 (a)	100,000	97,665
2.45%, 06/01/30 (a)	235,000	218,068
3.25%, 01/15/82 (a)(b)	110,000	106,993
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	145,000	144,225
3.80%, 07/15/28 (a)	140,000	139,935
2.50%, 12/01/29 (a)	165,000	155,902
1.75%, 06/15/30 (a)	105,000	94,739
4.20%, 12/01/30 (a)	120,000	120,191
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	135,000	133,772
2.13%, 06/01/30 (a)	80,000	73,350
Duke Energy Progress LLC
4.35%, 03/06/27	65,000	65,543
3.70%, 09/01/28 (a)	141,000	140,572
3.45%, 03/15/29 (a)	130,000	128,145
Edison International
5.75%, 06/15/27 (a)	120,000	122,201
4.13%, 03/15/28 (a)	125,000	123,652
5.25%, 11/15/28 (a)	135,000	136,871
5.45%, 06/15/29 (a)	105,000	106,863
6.95%, 11/15/29 (a)	125,000	133,145
6.25%, 03/15/30 (a)	110,000	115,148
Enel Chile SA
4.88%, 06/12/28 (a)	235,000	238,332
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	95,000	95,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
1.90%, 06/15/28 (a)	185,000	175,565
2.80%, 06/15/30 (a)	100,000	93,699
7.13%, 12/01/54 (a)(b)	275,000	289,182
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	60,000	59,339
3.25%, 04/01/28 (a)	160,000	157,816
1.60%, 12/15/30 (a)	60,000	53,065
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	77,957
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	115,000	114,971
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	70,000	69,374
4.70%, 03/13/28	120,000	121,871
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	80,000	73,843
Evergy, Inc.
2.90%, 09/15/29 (a)	170,000	162,185
6.65%, 06/01/55 (a)(b)	115,000	117,722
Eversource Energy
5.00%, 01/01/27	95,000	95,834
2.90%, 03/01/27 (a)	140,000	138,174
4.60%, 07/01/27 (a)	145,000	146,096
3.30%, 01/15/28 (a)	120,000	117,963
5.45%, 03/01/28 (a)	205,000	210,192
5.95%, 02/01/29 (a)	180,000	188,291
4.25%, 04/01/29 (a)	125,000	124,839
1.65%, 08/15/30 (a)	180,000	159,002
4.45%, 12/15/30 (a)	140,000	139,356
Exelon Corp.
2.75%, 03/15/27 (a)	140,000	137,935
5.15%, 03/15/28 (a)	220,000	224,894
5.15%, 03/15/29 (a)	150,000	154,340
4.05%, 04/15/30 (a)	280,000	277,564
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	305,000	304,141
2.65%, 03/01/30 (a)	170,000	158,607
2.25%, 09/01/30 (a)	120,000	108,715
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	125,000	126,004
Florida Power & Light Co.
3.30%, 05/30/27 (a)	115,000	114,483
5.05%, 04/01/28 (a)	200,000	205,166
4.40%, 05/15/28 (a)	145,000	146,870
5.15%, 06/15/29 (a)	210,000	218,319
4.63%, 05/15/30 (a)	105,000	107,157
Georgia Power Co.
5.00%, 02/23/27 (a)	50,000	50,672
3.25%, 03/30/27 (a)	120,000	119,299
4.65%, 05/16/28 (a)	145,000	147,359
4.00%, 10/01/28 (a)	160,000	160,644
2.65%, 09/15/29 (a)	150,000	142,880
4.55%, 03/15/30 (a)	175,000	178,007
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	99,917
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	120,000	120,002
3.60%, 04/01/29 (a)	85,000	83,395
2.30%, 06/01/30 (a)	70,000	64,328
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	170,000	166,700
ITC Holdings Corp.
3.35%, 11/15/27 (a)	110,000	108,863
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(e)	75,000	74,948
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	99,095
3.65%, 04/15/29 (a)	170,000	168,172
Mississippi Power Co.
3.95%, 03/30/28 (a)	65,000	65,028
National Grid PLC
5.60%, 06/12/28 (a)	155,000	160,100
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27 (a)	150,000	151,504
3.05%, 04/25/27 (a)	75,000	74,265
5.10%, 05/06/27 (a)	95,000	96,451
4.12%, 09/16/27 (a)	90,000	90,432
3.95%, 12/10/27	150,000	158,697
3.40%, 02/07/28 (a)	200,000	198,238
4.75%, 02/07/28 (a)	135,000	137,139
4.80%, 03/15/28 (a)	140,000	142,641
4.15%, 08/25/28 (a)	140,000	140,820
5.05%, 09/15/28 (a)	105,000	107,782
3.90%, 11/01/28 (a)	130,000	129,912
4.85%, 02/07/29 (a)	110,000	112,637
3.70%, 03/15/29 (a)	100,000	98,855
5.15%, 06/15/29 (a)	125,000	129,364
4.95%, 02/07/30 (a)	100,000	102,956
2.40%, 03/15/30 (a)	125,000	116,708
4.30%, 12/10/30 (a)	90,000	90,208
7.13%, 09/15/53 (a)(b)	70,000	73,403
Nevada Power Co.
3.70%, 05/01/29 (a)	120,000	118,275
2.40%, 05/01/30 (a)	95,000	87,853
6.25%, 05/15/55 (a)(b)	80,000	80,868
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	175,000	171,385
3.55%, 05/01/27 (a)	515,000	512,214
4.63%, 07/15/27 (a)	250,000	252,932
4.69%, 09/01/27	410,000	415,012
4.85%, 02/04/28	200,000	203,817
4.90%, 02/28/28 (a)	295,000	300,620
1.90%, 06/15/28 (a)	355,000	338,380
4.90%, 03/15/29 (a)	215,000	220,504
3.50%, 04/01/29 (a)	160,000	157,015
2.75%, 11/01/29 (a)	265,000	252,510
5.00%, 02/28/30 (a)	125,000	128,941
5.05%, 03/15/30 (a)	255,000	263,355
2.25%, 06/01/30 (a)	430,000	395,635
6.70%, 09/01/54 (a)(b)	240,000	249,462
6.38%, 08/15/55 (a)(b)	350,000	361,770
4.80%, 12/01/77 (a)(b)	120,000	118,228
5.65%, 05/01/79 (a)(b)	120,000	121,358
3.80%, 03/15/82 (a)(b)	140,000	137,359
NSTAR Electric Co.
3.20%, 05/15/27 (a)	140,000	138,748
3.25%, 05/15/29 (a)	115,000	111,779
4.85%, 03/01/30 (a)	135,000	137,991
3.95%, 04/01/30 (a)	80,000	79,024
OGE Energy Corp.
5.45%, 05/15/29 (a)	85,000	88,136
Ohio Power Co.
2.60%, 04/01/30 (a)	75,000	70,062
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,770
3.30%, 03/15/30 (a)	85,000	82,031
3.25%, 04/01/30 (a)	50,000	48,031
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27 (e)	130,000	131,068
4.30%, 05/15/28 (a)	165,000	166,420
3.70%, 11/15/28 (a)	50,000	49,682
5.75%, 03/15/29 (a)	105,000	109,901
4.65%, 11/01/29 (a)	200,000	203,400
2.75%, 05/15/30 (a)	145,000	136,693
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	90,000	89,077
5.45%, 06/15/27 (a)	150,000	152,630
2.10%, 08/01/27 (a)	230,000	223,006
3.30%, 12/01/27 (a)	235,000	231,288
5.00%, 06/04/28 (a)	145,000	147,607
3.00%, 06/15/28 (a)	210,000	203,842
3.75%, 07/01/28	195,000	192,579
4.65%, 08/01/28 (a)	100,000	100,749
6.10%, 01/15/29 (a)	190,000	198,990
4.20%, 03/01/29 (a)	110,000	109,357
5.55%, 05/15/29 (a)	200,000	206,558
4.55%, 07/01/30 (a)	695,000	692,499
PacifiCorp
5.10%, 02/15/29 (a)	115,000	117,510
3.50%, 06/15/29 (a)	125,000	121,623
2.70%, 09/15/30 (a)	80,000	73,577
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	85,000	86,623
5.15%, 05/15/30 (a)	75,000	77,305
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	75,000	74,554
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	70,000	69,734
Public Service Co. of New Hampshire
4.40%, 07/01/28	60,000	60,591
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	130,000	128,661
3.70%, 05/01/28 (a)	85,000	84,648
3.65%, 09/01/28 (a)	105,000	104,310
3.20%, 05/15/29 (a)	85,000	82,885
2.45%, 01/15/30 (a)	90,000	84,627
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	145,000	149,624
5.88%, 10/15/28 (a)	100,000	104,499
5.20%, 04/01/29 (a)	170,000	174,903
4.90%, 03/15/30 (a)	130,000	133,057
1.60%, 08/15/30 (a)	100,000	88,723
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,751
4.10%, 06/15/30 (a)	150,000	147,021
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	130,000	133,359
1.70%, 10/01/30 (a)	215,000	192,075
Sierra Pacific Power Co.
6.20%, 12/15/55 (a)(b)	100,000	99,453
Southern California Edison Co.
4.88%, 02/01/27 (a)	110,000	110,766
4.70%, 06/01/27 (a)	160,000	161,295
5.85%, 11/01/27 (a)	150,000	154,236
3.65%, 03/01/28 (a)	150,000	148,292
5.30%, 03/01/28 (a)	150,000	153,261
5.65%, 10/01/28 (a)	145,000	150,209
4.20%, 03/01/29 (a)	115,000	114,273
6.65%, 04/01/29	75,000	78,687
5.15%, 06/01/29 (a)	135,000	138,039
2.85%, 08/01/29 (a)	150,000	142,251
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/15/30 (a)	205,000	210,486
2.25%, 06/01/30 (a)	120,000	108,968
Southern Co.
5.11%, 08/01/27 (g)	195,000	198,243
1.75%, 03/15/28 (a)	125,000	119,113
4.85%, 06/15/28 (a)	245,000	249,488
5.50%, 03/15/29 (a)	200,000	207,770
3.70%, 04/30/30 (a)	230,000	224,656
Southern Power Co.
4.25%, 10/01/30 (a)	120,000	119,853
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	170,000	170,063
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	93,472
Tampa Electric Co.
4.90%, 03/01/29 (a)	125,000	127,751
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	44,524
Union Electric Co.
3.50%, 03/15/29 (a)	125,000	122,880
2.95%, 03/15/30 (a)	100,000	95,324
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	165,000	164,311
3.75%, 05/15/27 (a)	165,000	164,747
3.80%, 04/01/28 (a)	180,000	179,376
2.88%, 07/15/29 (a)	155,000	148,756
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	102,043
1.38%, 10/15/27 (a)	115,000	110,085
4.75%, 01/15/28 (a)	100,000	101,557
2.20%, 12/15/28 (a)	75,000	71,317
1.80%, 10/15/30 (a)	110,000	97,948
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	95,000	90,323
3.95%, 03/01/29 (a)	70,000	70,035
5.00%, 05/15/29 (a)	85,000	87,673
4.15%, 10/15/30 (a)	110,000	109,973
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	75,000	73,915
3.00%, 07/01/29 (a)	130,000	125,179
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	70,000	71,371
Xcel Energy, Inc.
1.75%, 03/15/27 (a)	125,000	121,824
4.75%, 03/21/28 (a)	115,000	116,553
4.00%, 06/15/28 (a)	180,000	180,086
2.60%, 12/01/29 (a)(c)	155,000	145,579
3.40%, 06/01/30 (a)	100,000	96,210
		40,121,704
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	130,000	128,752
2.63%, 09/15/29 (a)	105,000	99,886
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	230,000	235,741
4.00%, 04/01/28 (a)	80,000	79,945
1.75%, 10/01/30 (a)	100,000	89,230
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	223,668
5.25%, 03/30/28 (a)	230,000	235,969
5.20%, 07/01/29 (a)	145,000	149,566
2.95%, 09/01/29 (a)	130,000	124,802
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 05/01/30 (a)	235,000	228,583
6.95%, 11/30/54 (a)(b)	150,000	156,384
ONE Gas, Inc.
5.10%, 04/01/29 (a)	170,000	175,164
2.00%, 05/15/30 (a)(c)	75,000	68,666
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	175,000	171,146
Sempra
3.25%, 06/15/27 (a)	190,000	187,971
3.40%, 02/01/28 (a)	190,000	187,245
3.70%, 04/01/29 (a)	100,000	98,463
4.13%, 04/01/52 (a)(b)	235,000	230,980
6.88%, 10/01/54 (a)(b)	275,000	282,914
6.63%, 04/01/55 (a)(b)	100,000	101,204
Southern California Gas Co.
2.95%, 04/15/27 (a)	255,000	252,323
2.55%, 02/01/30 (a)	150,000	141,503
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	90,000	90,072
Southwest Gas Corp.
5.80%, 12/01/27 (a)	65,000	67,021
5.45%, 03/23/28 (a)	110,000	112,871
3.70%, 04/01/28 (a)	65,000	64,489
2.20%, 06/15/30 (a)	70,000	63,702
		4,048,260
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	154,000	151,812
3.75%, 09/01/28 (a)	150,000	149,501
3.45%, 06/01/29 (a)	125,000	122,663
2.80%, 05/01/30 (a)	105,000	99,662
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	225,000	227,986
3.57%, 05/01/29 (a)	110,000	107,867
2.70%, 04/15/30 (a)	75,000	70,460
United Utilities PLC
6.88%, 08/15/28	80,000	85,204
		1,015,155
		45,185,119
Total Corporates (Cost $658,087,990)		666,956,602

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (h)	2,680,986	2,680,986
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (h)(i)	2,247,098	2,247,098
		4,928,084
Total Short-Term Investments (Cost $4,928,084)		4,928,084
Total Investments in Securities (Cost $663,016,074)		671,884,686

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
2 Year US Treasury Notes (CBOT), expires 03/31/26	1	208,789	(103)
5 Year US Treasury Notes (CBOT), expires 03/31/26	6	655,828	(63)
			(166)
Short
3 Year US Treasury Notes (CBOT), expires 03/31/26	(7)	(1,492,586)	(486)
Total Net Unrealized Depreciation on Futures Contracts			(652)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $2,170,029.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,786,518 or 0.6% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/25	FACE AMOUNT AT 12/31/25	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.45%, 02/13/26	$49,293	$9,870	($59,436 )	($584 )	$896	($39 )	$—	$—	$349
0.90%, 03/11/26	172,284	—	(174,052)	(5,591)	7,267	92	—	—	405
1.15%, 05/13/26	148,060	28,822	(179,374)	(3,795)	5,620	667	—	—	796
5.88%, 08/24/26	173,067	15,253	(187,819)	1,697	(1,500)	(698)	—	—	6,591
3.20%, 03/02/27	101,736	73,955	(49,133)	(947)	2,194	1,225	129,030	130,000	3,330
2.45%, 03/03/27	248,281	63,660	—	—	5,354	2,891	320,186	325,000	6,756
3.30%, 04/01/27	116,557	34,646	—	—	1,780	1,110	154,093	155,000	4,172
3.20%, 01/25/28	100,524	54,083	—	—	1,257	1,986	157,850	160,000	3,752
2.00%, 03/20/28	164,954	86,048	—	—	3,642	5,197	259,841	270,000	4,098
4.00%, 02/01/29	82,428	64,450	(24,810)	675	2,058	679	125,480	125,000	4,201
5.64%, 05/19/29	204,167	57,130	—	—	3,851	(372)	264,776	255,000	12,322
3.25%, 05/22/29	84,334	43,812	—	—	2,040	1,360	131,546	135,000	3,275
2.75%, 10/01/29	45,514	48,974	—	—	2,332	1,391	98,211	103,000	2,340
6.20%, 11/17/29	213,674	79,877	—	—	4,307	(1,526)	296,332	280,000	14,110
4.63%, 03/22/30	—	100,806	—	—	1,599	(91)	102,314	100,000	3,070
4.34%, 11/14/31	—	200,610	—	—	(848)	(10)	199,752	200,000	724
Total	$1,904,873	$961,996	($674,624 )	($8,545 )	$41,849	$13,862	$2,239,411		$70,291
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$666,956,602	$—	$666,956,602
Short-Term Investments[1]	4,928,084	—	—	4,928,084
Liabilities
Futures Contracts[2]	(652)	—	—	(652)
Total	$4,927,432	$666,956,602	$—	$671,884,034

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $2,206,737)		$2,239,411
Investments in securities, at value - unaffiliated issuers (cost $660,809,337) including securities on loan of $2,170,029		669,645,275
Deposit with broker for futures contracts		58,500
Receivables:
Investments sold		7,547,543
Interest		7,432,378
Dividends		7,693
Income from securities on loan	+	2,918
Total assets		686,933,718

Liabilities
Collateral held for securities on loan		2,247,098
Payables:
Investments bought		10,258,742
Management fees		16,725
Variation margin on futures contracts	+	834
Total liabilities		12,523,399
Net assets		$674,410,319

Net Assets by Source
Capital received from investors		$675,842,739
Total distributable loss	+	(1,432,420)
Net assets		$674,410,319

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$674,410,319		27,100,000		$24.89

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$25,035,449
Interest received from securities - affiliated issuers		84,153
Dividends received from securities - unaffiliated issuers		75,171
Other Interest		2,195
Securities on loan, net	+	18,640
Total investment income		25,215,608

Expenses
Management fees		166,281
Total expenses	–	166,281
Net investment income		25,049,327

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(9,524)
Net realized losses on sales of securities - unaffiliated issuers		(817,941)
Net realized gains on sales of in-kind redemptions - affiliated issuers		979
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		320,520
Net realized losses on futures contracts	+	(25,795)
Net realized losses		(531,761)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		41,849
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		11,241,743
Net change in unrealized appreciation (depreciation) on futures contracts	+	792
Net change in unrealized appreciation (depreciation)		11,284,384
Net realized and unrealized gains		10,752,623
Increase in net assets resulting from operations		$35,801,950
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$25,049,327	$17,195,034
Net realized losses		(531,761)	(2,794,175)
Net change in unrealized appreciation (depreciation)	+	11,284,384	5,797,658
Increase in net assets resulting from operations		$35,801,950	$20,198,517

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,006,360 )	($17,176,230 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,800,000	$217,920,451	6,200,000	$150,663,215
Shares redeemed	+	(1,200,000)	(29,508,588)	(2,800,000)	(67,656,096)
Net transactions in fund shares		7,600,000	$188,411,863	3,400,000	$83,007,119

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,500,000	$475,202,866	16,100,000	$389,173,460
Total increase	+	7,600,000	199,207,453	3,400,000	86,029,406
End of period		27,100,000	$674,410,319	19,500,000	$475,202,866

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close of U.S.
markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$22.09	$22.49	$21.60	$25.87	$26.85
Income (loss) from investment operations:
Net investment income (loss)[3]	1.15	1.14	1.10	0.68	0.51
Net realized and unrealized gains (losses)	0.89	(0.41)	0.75	(4.28)	(0.99)
Total from investment operations	2.04	0.73	1.85	(3.60)	(0.48)
Less distributions:
Distributions from net investment income	(1.15)	(1.13)	(0.96)	(0.67)	(0.50)
Net asset value at end of period	$22.98	$22.09	$22.49	$21.60	$25.87
Total return	9.42%	3.32%	8.84%	(14.00%)	(1.80%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	5.09%	5.12%	5.05%	2.97%	1.96%
Portfolio turnover rate[7]	22%	27%	24%	10%	11%
Net assets, end of period (x 1,000,000)	$9,809	$7,740	$5,762	$328	$375

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and if the coupon rate is not available, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.7% OF NET ASSETS

Financial Institutions 36.8%
Banking 24.6%
Ally Financial, Inc.
8.00%, 11/01/31	11,342,000	12,881,447
5.55%, 07/31/33 (a)(b)	2,800,000	2,821,030
6.18%, 07/26/35 (a)(b)	3,525,000	3,657,398
American Express Co.
4.99%, 05/26/33 (a)(b)	3,435,000	3,495,925
4.92%, 07/20/33 (a)(b)	7,910,000	8,052,454
4.42%, 08/03/33 (a)(b)	5,730,000	5,692,434
5.04%, 05/01/34 (a)(b)	5,730,000	5,877,376
5.63%, 07/28/34 (a)(b)	2,230,000	2,333,028
5.92%, 04/25/35 (a)(b)	2,480,000	2,638,893
5.28%, 07/26/35 (a)(b)	7,730,000	7,973,758
5.44%, 01/30/36 (a)(b)	5,725,000	5,952,059
5.67%, 04/25/36 (a)(b)	7,015,000	7,413,500
4.80%, 10/24/36 (a)(b)	9,150,000	9,049,143
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	3,400,000	3,961,260
6.03%, 03/13/35 (a)(b)	4,400,000	4,690,494
Banco Santander SA
2.96%, 03/25/31	3,400,000	3,161,319
5.44%, 07/15/31	6,800,000	7,152,493
3.23%, 11/22/32 (a)(b)	4,600,000	4,218,707
6.92%, 08/08/33	9,200,000	10,208,168
6.94%, 11/07/33	6,800,000	7,792,718
6.35%, 03/14/34	5,600,000	6,040,068
6.03%, 01/17/35	4,600,000	4,937,282
5.13%, 11/06/35	5,800,000	5,813,009
Bank of America Corp.
2.65%, 03/11/32 (a)(b)	9,150,000	8,408,692
2.69%, 04/22/32 (a)(b)	20,740,000	19,036,178
2.30%, 07/21/32 (a)(b)	17,430,000	15,588,118
2.57%, 10/20/32 (a)(b)	14,905,000	13,447,045
2.97%, 02/04/33 (a)(b)	17,105,000	15,652,098
4.57%, 04/27/33 (a)(b)	18,260,000	18,226,316
5.02%, 07/22/33 (a)(b)	22,845,000	23,318,506
5.29%, 04/25/34 (a)(b)	22,875,000	23,609,365
5.87%, 09/15/34 (a)(b)	17,140,000	18,303,549
5.47%, 01/23/35 (a)(b)	22,965,000	23,939,508
5.43%, 08/15/35 (a)(b)	11,640,000	11,911,253
5.52%, 10/25/35 (a)(b)	15,985,000	16,401,139
5.51%, 01/24/36 (a)(b)	16,005,000	16,722,018
5.74%, 02/12/36 (a)(b)	11,635,000	12,137,333
5.46%, 05/09/36 (a)(b)	9,330,000	9,717,020
2.48%, 09/21/36 (a)(b)	9,155,000	8,048,472
3.85%, 03/08/37 (a)(b)	11,508,000	10,862,603
Bank of Montreal
5.51%, 06/04/31 (a)	3,765,000	3,963,892
3.09%, 01/10/37 (a)(b)	5,765,000	5,189,162
Bank of New York Mellon Corp.
1.65%, 01/28/31 (a)	2,265,000	2,004,634
1.80%, 07/28/31 (a)	2,365,000	2,083,829
2.50%, 01/26/32 (a)(c)	2,580,000	2,354,995
5.06%, 07/22/32 (a)(b)	5,085,000	5,273,653
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.29%, 06/13/33 (a)(b)	3,290,000	3,248,219
5.83%, 10/25/33 (a)(b)	6,815,000	7,356,299
4.71%, 02/01/34 (a)(b)	3,330,000	3,345,085
4.97%, 04/26/34 (a)(b)	4,540,000	4,631,958
6.47%, 10/25/34 (a)(b)	5,075,000	5,678,948
5.19%, 03/14/35 (a)(b)	4,625,000	4,779,197
5.23%, 11/20/35 (a)(b)	3,450,000	3,575,081
5.32%, 06/06/36 (a)(b)	3,510,000	3,638,810
5.61%, 07/21/39 (a)(b)	2,015,000	2,116,462
Bank of Nova Scotia
2.15%, 08/01/31	3,075,000	2,741,423
2.45%, 02/02/32	3,865,000	3,454,379
4.74%, 11/10/32 (a)(b)	2,950,000	2,986,177
5.65%, 02/01/34	3,940,000	4,189,279
4.59%, 05/04/37 (a)(b)	5,645,000	5,506,412
Barclays PLC
2.67%, 03/10/32 (a)(b)	4,580,000	4,173,015
2.89%, 11/24/32 (a)(b)	5,777,000	5,254,637
5.75%, 08/09/33 (a)(b)	4,615,000	4,850,756
7.44%, 11/02/33 (a)(b)	9,125,000	10,446,536
6.22%, 05/09/34 (a)(b)	9,240,000	9,946,462
7.12%, 06/27/34 (a)(b)	6,820,000	7,644,265
6.69%, 09/13/34 (a)(b)	6,705,000	7,430,134
5.34%, 09/10/35 (a)(b)	9,235,000	9,388,473
5.79%, 02/25/36 (a)(b)	9,105,000	9,543,617
BOKF NA
6.11%, 11/06/40 (a)(b)	1,820,000	1,860,567
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	4,505,000	4,297,430
6.09%, 10/03/33 (a)	5,110,000	5,558,521
Capital One Financial Corp.
2.36%, 07/29/32 (a)(b)	4,755,000	4,168,556
2.62%, 11/02/32 (a)(b)	2,265,000	2,033,979
6.70%, 11/29/32 (a)	3,455,000	3,828,052
5.27%, 05/10/33 (a)(b)	5,145,000	5,282,322
5.82%, 02/01/34 (a)(b)	5,724,000	5,999,291
6.38%, 06/08/34 (a)(b)	7,855,000	8,500,199
7.96%, 11/02/34 (a)(b)	4,545,000	5,362,256
6.05%, 02/01/35 (a)(b)	4,970,000	5,290,194
5.88%, 07/26/35 (a)(b)	4,585,000	4,829,175
6.18%, 01/30/36 (a)(b)	8,010,000	8,376,168
5.20%, 09/11/36 (a)(b)	6,850,000	6,819,833
Citibank NA
5.57%, 04/30/34 (a)	9,240,000	9,787,658
Citigroup, Inc.
2.56%, 05/01/32 (a)(b)	13,740,000	12,474,510
6.63%, 06/15/32	4,590,000	5,087,904
2.52%, 11/03/32 (a)(b)	8,075,000	7,239,865
3.06%, 01/25/33 (a)(b)	13,855,000	12,698,682
5.88%, 02/22/33	2,290,000	2,449,877
3.79%, 03/17/33 (a)(b)	13,843,000	13,203,984
4.91%, 05/24/33 (a)(b)	11,545,000	11,684,191
6.00%, 10/31/33	3,040,000	3,274,365
6.27%, 11/17/33 (a)(b)	12,650,000	13,784,234
6.17%, 05/25/34 (a)(b)	14,725,000	15,678,414
5.83%, 02/13/35 (a)(b)	11,410,000	11,875,337
5.45%, 06/11/35 (a)(b)	11,385,000	11,787,855
6.02%, 01/24/36 (a)(b)	13,705,000	14,379,894
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.33%, 03/27/36 (a)(b)	10,340,000	10,581,889
5.17%, 09/11/36 (a)(b)	13,730,000	13,880,175
5.41%, 09/19/39 (a)(b)	5,065,000	5,104,277
Citizens Financial Group, Inc.
5.72%, 07/23/32 (a)(b)	5,590,000	5,868,857
2.64%, 09/30/32 (a)	2,795,000	2,416,410
6.65%, 04/25/35 (a)(b)	3,440,000	3,785,466
5.64%, 05/21/37 (a)(b)	1,930,000	1,963,693
Comerica Bank
5.33%, 08/25/33 (a)(b)(c)	2,305,000	2,325,755
Credit Suisse USA LLC
7.13%, 07/15/32	3,370,000	3,853,790
Deutsche Bank AG
3.73%, 01/14/32 (a)(b)	5,705,000	5,399,779
3.04%, 05/28/32 (a)(b)	4,150,000	3,813,071
3.74%, 01/07/33 (a)(b)	5,735,000	5,331,558
7.08%, 02/10/34 (a)(b)	6,950,000	7,647,735
5.40%, 09/11/35 (a)(b)	5,785,000	5,906,369
Fifth Third Bancorp
5.63%, 01/29/32 (a)(b)	4,675,000	4,907,783
4.34%, 04/25/33 (a)(b)	2,610,000	2,554,591
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	3,430,000	3,498,043
Goldman Sachs Capital I
6.35%, 02/15/34	4,295,000	4,574,626
Goldman Sachs Group, Inc.
1.99%, 01/27/32 (a)(b)	11,385,000	10,115,520
2.62%, 04/22/32 (a)(b)	17,145,000	15,643,247
2.38%, 07/21/32 (a)(b)	18,515,000	16,592,032
2.65%, 10/21/32 (a)(b)	13,685,000	12,358,655
6.13%, 02/15/33	5,175,000	5,668,812
3.10%, 02/24/33 (a)(b)	18,440,000	16,985,287
6.56%, 10/24/34 (a)(b)	5,705,000	6,362,444
5.85%, 04/25/35 (a)(b)	11,420,000	12,148,823
5.33%, 07/23/35 (a)(b)	13,710,000	14,090,388
5.02%, 10/23/35 (a)(b)	16,015,000	16,108,162
5.54%, 01/28/36 (a)(b)	13,690,000	14,219,992
4.94%, 10/21/36 (a)(b)	16,010,000	15,903,979
HSBC Bank USA NA
5.88%, 11/01/34	1,675,000	1,782,973
5.63%, 08/15/35	1,845,000	1,924,044
HSBC Holdings PLC
5.73%, 05/17/32 (a)(b)	6,485,000	6,838,426
2.80%, 05/24/32 (a)(b)	13,840,000	12,660,749
2.87%, 11/22/32 (a)(b)	8,105,000	7,364,509
4.76%, 03/29/33 (a)(b)	9,260,000	9,224,542
5.40%, 08/11/33 (a)(b)	11,490,000	11,916,158
8.11%, 11/03/33 (a)(b)	9,125,000	10,704,819
6.25%, 03/09/34 (a)(b)	10,200,000	11,103,456
6.55%, 06/20/34 (a)(b)	9,200,000	9,972,409
7.40%, 11/13/34 (a)(b)	9,235,000	10,548,242
5.72%, 03/04/35 (a)(b)	5,710,000	6,024,175
5.87%, 11/18/35 (a)(b)	8,045,000	8,406,268
5.45%, 03/03/36 (a)(b)	10,235,000	10,576,141
5.79%, 05/13/36 (a)(b)	9,260,000	9,786,640
5.74%, 09/10/36 (a)(b)	6,805,000	7,006,056
5.13%, 11/06/36 (a)(b)	10,205,000	10,230,990
Huntington Bancshares, Inc.
5.02%, 05/17/33 (a)(b)	1,880,000	1,903,462
5.71%, 02/02/35 (a)(b)	5,725,000	5,990,073
2.49%, 08/15/36 (a)(b)	2,500,000	2,169,320
6.14%, 11/18/39 (a)(b)	2,860,000	2,987,122
ING Groep NV
2.73%, 04/01/32 (a)(b)	3,360,000	3,094,762
4.25%, 03/28/33 (a)(b)	4,655,000	4,577,035
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.11%, 09/11/34 (a)(b)	5,610,000	6,068,512
5.55%, 03/19/35 (a)(b)	6,870,000	7,155,093
5.53%, 03/25/36 (a)(b)	4,520,000	4,697,879
JPMorgan Chase & Co.
1.95%, 02/04/32 (a)(b)	13,660,000	12,186,863
2.58%, 04/22/32 (a)(b)	15,995,000	14,625,244
2.55%, 11/08/32 (a)(b)	13,810,000	12,463,318
2.96%, 01/25/33 (a)(b)	16,065,000	14,748,705
4.59%, 04/26/33 (a)(b)	11,455,000	11,513,294
4.91%, 07/25/33 (a)(b)	20,750,000	21,157,223
5.72%, 09/14/33 (a)(b)	16,185,000	17,156,427
5.35%, 06/01/34 (a)(b)	20,605,000	21,429,379
6.25%, 10/23/34 (a)(b)	13,820,000	15,182,975
5.34%, 01/23/35 (a)(b)	13,815,000	14,329,672
5.77%, 04/22/35 (a)(b)	13,820,000	14,732,294
5.29%, 07/22/35 (a)(b)	15,935,000	16,452,625
4.95%, 10/22/35 (a)(b)	13,815,000	13,957,245
5.50%, 01/24/36 (a)(b)	12,580,000	13,166,246
5.57%, 04/22/36 (a)(b)	16,050,000	16,852,282
5.58%, 07/23/36 (a)(b)	18,490,000	19,162,857
4.81%, 10/22/36 (a)(b)	13,710,000	13,625,330
KeyBank NA
4.90%, 08/08/32	3,325,000	3,319,321
5.00%, 01/26/33 (a)	4,585,000	4,632,153
KeyCorp
4.79%, 06/01/33 (a)(b)	3,410,000	3,410,281
6.40%, 03/06/35 (a)(b)	4,650,000	5,054,109
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	5,775,000	5,875,309
7.95%, 11/15/33 (a)(b)	4,600,000	5,365,825
5.68%, 01/05/35 (a)(b)	9,090,000	9,579,275
5.59%, 11/26/35 (a)(b)	4,650,000	4,866,025
6.07%, 06/13/36 (a)(b)	5,635,000	5,931,052
4.94%, 11/04/36 (a)(b)	5,715,000	5,657,557
M&T Bank Corp.
6.08%, 03/13/32 (a)(b)	3,840,000	4,087,194
5.05%, 01/27/34 (a)(b)	4,510,000	4,541,242
5.39%, 01/16/36 (a)(b)	4,645,000	4,725,242
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32 (a)(b)	8,340,000	7,440,878
2.49%, 10/13/32 (a)(b)	3,535,000	3,168,571
2.85%, 01/19/33 (a)(b)	4,450,000	4,037,486
4.32%, 04/19/33 (a)(b)	3,140,000	3,088,892
5.13%, 07/20/33 (a)(b)	6,890,000	7,080,651
5.47%, 09/13/33 (a)(b)	3,460,000	3,623,667
5.44%, 02/22/34 (a)(b)	5,695,000	5,961,585
5.41%, 04/19/34 (a)(b)(c)	4,510,000	4,715,287
5.43%, 04/17/35 (a)(b)	7,450,000	7,751,608
5.57%, 01/16/36 (a)(b)	5,360,000	5,609,853
5.62%, 04/24/36 (a)(b)	6,950,000	7,280,824
5.19%, 09/12/36 (a)(b)	4,595,000	4,673,910
Mizuho Financial Group, Inc.
2.56%, 09/13/31	4,585,000	4,104,240
2.17%, 05/22/32 (a)(b)	2,680,000	2,380,582
2.26%, 07/09/32 (a)(b)	3,395,000	3,022,453
5.67%, 09/13/33 (a)(b)	3,345,000	3,547,192
5.75%, 05/27/34 (a)(b)	4,145,000	4,391,974
5.75%, 07/06/34 (a)(b)	4,925,000	5,218,068
5.58%, 05/26/35 (a)(b)	3,410,000	3,571,374
5.59%, 07/10/35 (a)(b)	3,280,000	3,436,689
5.42%, 05/13/36 (a)(b)	4,010,000	4,158,039
5.32%, 07/08/36 (a)(b)	4,555,000	4,683,036
Morgan Stanley
1.79%, 02/13/32 (a)(b)	12,610,000	11,085,635
7.25%, 04/01/32	4,530,000	5,221,264
1.93%, 04/28/32 (a)(b)	11,465,000	10,064,369
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.24%, 07/21/32 (a)(b)	16,105,000	14,307,466
2.51%, 10/20/32 (a)(b)	11,455,000	10,282,116
2.94%, 01/21/33 (a)(b)	11,485,000	10,486,353
4.89%, 07/20/33 (a)(b)	9,175,000	9,307,524
6.34%, 10/18/33 (a)(b)	13,900,000	15,245,202
5.25%, 04/21/34 (a)(b)	14,835,000	15,278,704
5.42%, 07/21/34 (a)(b)	11,585,000	12,062,207
6.63%, 11/01/34 (a)(b)	9,175,000	10,262,634
5.47%, 01/18/35 (a)(b)	11,445,000	11,900,528
5.83%, 04/19/35 (a)(b)	13,900,000	14,788,827
5.32%, 07/19/35 (a)(b)	14,850,000	15,298,883
5.59%, 01/18/36 (a)(b)	13,755,000	14,389,283
5.66%, 04/17/36 (a)(b)	13,640,000	14,344,241
2.48%, 09/16/36 (a)(b)	13,735,000	12,081,093
4.89%, 10/22/36 (a)(b)	13,760,000	13,648,611
5.30%, 04/20/37 (a)(b)	9,165,000	9,329,097
5.95%, 01/19/38 (a)(b)	9,015,000	9,505,737
5.94%, 02/07/39 (a)(b)	6,880,000	7,246,385
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	4,750,000	5,100,302
5.78%, 03/01/35 (a)(b)	6,705,000	7,100,690
Northern Trust Corp.
6.13%, 11/02/32 (a)	4,615,000	5,038,862
5.12%, 11/19/40 (a)(b)	3,370,000	3,376,799
PNC Financial Services Group, Inc.
2.31%, 04/23/32 (a)(b)	4,637,000	4,186,081
4.81%, 10/21/32 (a)(b)	6,935,000	7,064,248
4.63%, 06/06/33 (a)(b)	3,774,000	3,747,836
6.04%, 10/28/33 (a)(b)	6,814,000	7,369,468
5.07%, 01/24/34 (a)(b)	6,784,000	6,947,785
5.94%, 08/18/34 (a)(b)	3,495,000	3,755,099
6.88%, 10/20/34 (a)(b)	10,405,000	11,783,506
5.68%, 01/22/35 (a)(b)	6,875,000	7,257,990
5.40%, 07/23/35 (a)(b)	6,905,000	7,156,370
5.58%, 01/29/36 (a)(b)	8,055,000	8,410,466
5.37%, 07/21/36 (a)(b)	6,865,000	7,072,859
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	4,580,000	4,722,902
Royal Bank of Canada
2.30%, 11/03/31	6,895,000	6,208,503
3.88%, 05/04/32	4,670,000	4,537,762
5.00%, 02/01/33	7,770,000	8,002,322
5.00%, 05/02/33	4,185,000	4,298,670
5.15%, 02/01/34	5,700,000	5,950,417
Santander Holdings USA, Inc.
6.34%, 05/31/35 (a)(b)(c)	3,470,000	3,723,151
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	2,805,000	2,576,534
5.14%, 09/22/36 (a)(b)	4,595,000	4,572,728
State Street Corp.
2.20%, 03/03/31	3,845,000	3,463,841
4.68%, 10/22/32 (a)(b)	3,705,000	3,777,430
2.62%, 02/07/33 (a)(b)	2,555,000	2,311,118
4.42%, 05/13/33 (a)(b)	2,455,000	2,445,380
4.16%, 08/04/33 (a)(b)	3,530,000	3,462,642
4.82%, 01/26/34 (a)(b)	3,400,000	3,447,680
5.16%, 05/18/34 (a)(b)	4,620,000	4,778,579
6.12%, 11/21/34 (a)(b)	2,210,000	2,391,641
5.15%, 02/28/36 (a)(b)	3,475,000	3,559,860
4.78%, 10/23/36 (a)(b)	4,625,000	4,606,723
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,280,000	2,005,114
5.42%, 07/09/31	4,130,000	4,323,580
2.22%, 09/17/31	4,595,000	4,082,393
5.45%, 01/15/32	2,750,000	2,876,412
5.77%, 01/13/33	7,880,000	8,396,231
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 07/08/33 (a)(b)	3,385,000	3,447,994
5.78%, 07/13/33	2,845,000	3,033,695
5.81%, 09/14/33	4,200,000	4,499,390
5.56%, 07/09/34	6,205,000	6,525,068
5.63%, 01/15/35 (c)	4,715,000	4,998,432
5.25%, 07/08/36 (a)(b)	3,185,000	3,266,109
Synchrony Financial
2.88%, 10/28/31 (a)	3,445,000	3,092,422
6.00%, 07/29/36 (a)(b)	2,305,000	2,368,806
Synovus Bank
5.96%, 01/15/36 (a)(b)	2,750,000	2,770,427
Toronto-Dominion Bank
2.00%, 09/10/31	4,165,000	3,723,191
2.45%, 01/12/32	2,830,000	2,530,774
5.30%, 01/30/32	3,425,000	3,580,006
3.20%, 03/10/32	6,935,000	6,465,926
4.46%, 06/08/32	9,015,000	9,007,623
4.93%, 10/15/35	5,810,000	5,812,167
Truist Financial Corp.
5.15%, 08/05/32 (a)(b)	4,595,000	4,749,973
4.92%, 07/28/33 (a)(b)	4,580,000	4,615,252
6.12%, 10/28/33 (a)(b)	3,485,000	3,767,779
5.12%, 01/26/34 (a)(b)	6,845,000	6,976,998
5.87%, 06/08/34 (a)(b)	7,955,000	8,466,934
5.71%, 01/24/35 (a)(b)	9,155,000	9,644,334
4.96%, 10/23/36 (a)(b)	5,720,000	5,661,681
U.S. Bancorp
2.68%, 01/27/33 (a)(b)	3,919,000	3,536,579
4.97%, 07/22/33 (a)(b)	5,890,000	5,946,099
5.85%, 10/21/33 (a)(b)	6,880,000	7,369,298
4.84%, 02/01/34 (a)(b)	9,150,000	9,222,544
5.84%, 06/12/34 (a)(b)	8,006,000	8,548,499
5.68%, 01/23/35 (a)(b)	9,125,000	9,644,750
5.42%, 02/12/36 (a)(b)	5,500,000	5,715,847
2.49%, 11/03/36 (a)(b)	5,959,000	5,208,695
Wachovia Corp.
5.50%, 08/01/35	3,725,000	3,843,709
Wells Fargo & Co.
3.35%, 03/02/33 (a)(b)	18,280,000	17,067,265
4.90%, 07/25/33 (a)(b)	19,600,000	19,916,005
5.39%, 04/24/34 (a)(b)	17,070,000	17,750,926
5.56%, 07/25/34 (a)(b)	19,440,000	20,403,981
6.49%, 10/23/34 (a)(b)	14,875,000	16,487,495
5.50%, 01/23/35 (a)(b)	13,720,000	14,321,737
5.38%, 02/07/35	2,205,000	2,322,103
5.21%, 12/03/35 (a)(b)	11,435,000	11,694,935
5.61%, 04/23/36 (a)(b)	13,995,000	14,681,813
4.89%, 09/15/36 (a)(b)	8,030,000	8,007,037
Westpac Banking Corp.
2.15%, 06/03/31	4,615,000	4,170,731
5.41%, 08/10/33 (a)(b)	4,465,000	4,614,879
6.82%, 11/17/33	3,515,000	3,933,289
5.62%, 11/20/35 (a)(b)	6,810,000	7,040,966
3.02%, 11/18/36 (a)(b)	5,735,000	5,180,480
Zions Bancorp NA
6.82%, 11/19/35 (a)(b)	2,310,000	2,460,569
		2,412,732,109
Brokerage/Asset Managers/Exchanges 2.1%
Affiliated Managers Group, Inc.
5.50%, 08/20/34 (a)	1,840,000	1,886,636
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	2,220,000	2,242,153
5.15%, 05/15/33 (a)	3,455,000	3,591,489
5.20%, 04/15/35 (a)	3,490,000	3,568,454
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	1,810,000	1,821,919
6.38%, 11/15/33 (a)	2,310,000	2,539,961
5.15%, 08/12/35 (a)	3,935,000	3,943,273
6.00%, 12/15/54 (a)(b)	2,270,000	2,253,509
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	4,645,000	4,802,733
4.90%, 01/08/35 (a)	2,420,000	2,473,101
BlackRock, Inc.
1.90%, 01/28/31 (a)	5,745,000	5,166,113
2.10%, 02/25/32 (a)	4,525,000	3,998,183
4.75%, 05/25/33 (a)	5,680,000	5,811,816
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	3,390,000	3,421,645
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	3,250,000	2,945,901
4.38%, 02/15/32 (a)	1,830,000	1,741,003
6.25%, 04/18/34 (a)	4,630,000	4,783,809
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	3,400,000	3,560,714
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,560,000	2,742,529
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)(c)	2,785,000	2,444,211
Brookfield Finance, Inc.
2.72%, 04/15/31 (a)	2,255,000	2,066,435
6.35%, 01/05/34 (a)	3,105,000	3,375,490
5.68%, 01/15/35 (a)	2,165,000	2,242,474
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	3,710,000	3,663,668
Cboe Global Markets, Inc.
3.00%, 03/16/32 (a)	1,480,000	1,369,308
Charles Schwab Corp.
1.65%, 03/11/31 (a)(d)	3,360,000	2,950,622
2.30%, 05/13/31 (a)(d)	3,395,000	3,076,183
1.95%, 12/01/31 (a)(d)	3,870,000	3,391,165
2.90%, 03/03/32 (a)(d)	4,550,000	4,170,464
5.85%, 05/19/34 (a)(b)(d)	5,905,000	6,326,681
6.14%, 08/24/34 (a)(b)(d)	6,145,000	6,703,723
4.91%, 11/14/36 (a)(b)(d)	4,510,000	4,488,452
CME Group, Inc.
2.65%, 03/15/32 (a)	3,350,000	3,068,136
Intercontinental Exchange, Inc.
4.20%, 03/15/31 (a)	2,935,000	2,937,889
5.25%, 06/15/31 (a)	3,505,000	3,673,127
1.85%, 09/15/32 (a)	6,980,000	5,957,375
4.60%, 03/15/33 (a)	6,790,000	6,876,152
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	1,825,000	1,857,219
Jefferies Financial Group, Inc.
2.63%, 10/15/31 (a)	4,565,000	4,053,621
2.75%, 10/15/32 (a)	2,365,000	2,059,898
6.20%, 04/14/34 (a)	6,830,000	7,217,640
KKR & Co., Inc.
5.10%, 08/07/35 (a)	4,070,000	4,073,224
Lazard Group LLC
6.00%, 03/15/31 (a)	1,865,000	1,974,410
5.63%, 08/01/35 (a)	1,360,000	1,394,782
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	2,285,000	2,403,596
5.65%, 03/15/35 (a)	2,355,000	2,415,697
5.75%, 06/15/35 (a)	2,260,000	2,329,600
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
1.65%, 01/15/31 (a)	3,010,000	2,670,195
5.55%, 02/15/34 (a)	5,240,000	5,508,759
Nomura Holdings, Inc.
2.61%, 07/14/31	4,620,000	4,176,750
3.00%, 01/22/32	3,440,000	3,125,724
6.18%, 01/18/33	3,545,000	3,834,624
6.09%, 07/12/33	2,710,000	2,922,544
5.78%, 07/03/34	4,640,000	4,901,935
5.49%, 06/29/35	2,335,000	2,408,146
5.04%, 06/10/36 (a)(b)	3,415,000	3,376,571
Raymond James Financial, Inc.
4.90%, 09/11/35 (a)	3,005,000	2,988,696
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,790,000	2,917,902
		200,688,029
Finance Companies 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.38%, 12/15/31 (a)	3,380,000	3,507,230
3.30%, 01/30/32 (a)	18,270,000	16,907,931
3.40%, 10/29/33 (a)	6,940,000	6,279,234
5.30%, 01/19/34 (a)	3,340,000	3,422,348
4.95%, 09/10/34 (a)	4,990,000	4,988,574
5.00%, 11/15/35 (a)	2,770,000	2,741,843
6.50%, 01/31/56 (a)(b)	2,225,000	2,298,757
Air Lease Corp.
5.20%, 07/15/31 (a)	2,835,000	2,882,422
2.88%, 01/15/32 (a)	3,395,000	3,047,033
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)	4,575,000	4,835,764
6.55%, 03/15/32 (a)	2,290,000	2,364,460
ARES Capital Corp.
5.10%, 01/15/31 (a)	2,985,000	2,946,919
3.20%, 11/15/31 (a)	3,215,000	2,856,429
5.80%, 03/08/32 (a)	4,585,000	4,633,158
ARES Strategic Income Fund
5.15%, 01/15/31 (a)(e)	2,365,000	2,321,743
6.20%, 03/21/32 (a)	3,450,000	3,543,084
Blackstone Private Credit Fund
6.25%, 01/25/31 (a)	2,345,000	2,419,728
6.00%, 01/29/32 (a)	4,570,000	4,643,175
6.00%, 11/22/34 (a)	3,625,000	3,665,597
Blackstone Secured Lending Fund
5.13%, 01/31/31 (a)(c)	2,270,000	2,242,496
Blue Owl Credit Income Corp.
6.65%, 03/15/31 (a)	3,450,000	3,557,898
Carlyle Secured Lending, Inc.
5.75%, 02/15/31 (a)	1,380,000	1,360,570
FS KKR Capital Corp.
6.13%, 01/15/31 (a)	1,870,000	1,826,255
GATX Corp.
1.90%, 06/01/31 (a)	1,840,000	1,613,144
3.50%, 06/01/32 (a)	1,915,000	1,789,848
4.90%, 03/15/33 (a)	2,100,000	2,106,959
5.45%, 09/15/33 (a)	1,805,000	1,871,042
6.05%, 03/15/34 (a)	2,275,000	2,421,591
6.90%, 05/01/34 (a)	1,955,000	2,195,780
5.50%, 06/15/35 (a)	3,060,000	3,140,082
Goldman Sachs Private Credit Corp.
5.88%, 01/31/31 (a)(e)	2,270,000	2,277,191
HPS Corporate Lending Fund
5.95%, 04/14/32 (a)	2,305,000	2,342,207
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MSD Investment Corp.
6.13%, 02/05/31 (a)(e)	1,830,000	1,819,632
		110,870,124
Financial Other 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	2,700,000	2,776,746
6.38%, 07/01/34 (a)	4,560,000	4,647,271
6.75%, 07/15/35 (a)	1,880,000	1,969,454
J Paul Getty Trust
4.91%, 04/01/35 (a)	2,325,000	2,371,705
ORIX Corp.
2.25%, 03/09/31 (c)	2,155,000	1,941,180
4.00%, 04/13/32	2,195,000	2,135,012
5.20%, 09/13/32	2,205,000	2,278,917
5.40%, 02/25/35	2,455,000	2,534,627
		20,654,912
Insurance 4.6%
Allstate Corp.
5.25%, 03/30/33 (a)	3,405,000	3,544,724
5.35%, 06/01/33	1,555,000	1,614,491
5.55%, 05/09/35	2,475,000	2,600,332
American Financial Group, Inc.
5.00%, 09/23/35 (a)	1,560,000	1,534,963
American International Group, Inc.
5.13%, 03/27/33 (a)	3,435,000	3,537,251
3.88%, 01/15/35 (a)	2,325,000	2,173,805
5.45%, 05/07/35 (a)	2,830,000	2,949,915
American National Group, Inc.
6.00%, 07/15/35 (a)	3,170,000	3,218,606
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,755,000	1,550,725
2.60%, 12/02/31 (a)	2,270,000	2,053,641
5.00%, 09/12/32 (a)	2,205,000	2,261,392
5.35%, 02/28/33 (a)	3,420,000	3,563,970
Aon North America, Inc.
5.30%, 03/01/31 (a)	3,085,000	3,218,730
5.45%, 03/01/34 (a)	7,985,000	8,307,075
Arch Capital Group Ltd.
7.35%, 05/01/34	1,395,000	1,617,867
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,940,000	1,734,010
5.00%, 02/15/32 (a)	2,285,000	2,338,812
5.50%, 03/02/33 (a)	1,610,000	1,677,809
6.50%, 02/15/34 (a)	1,820,000	2,006,679
5.45%, 07/15/34 (a)	2,360,000	2,449,837
5.15%, 02/15/35 (a)	6,775,000	6,852,073
Assurant, Inc.
2.65%, 01/15/32 (a)	1,650,000	1,463,947
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	2,320,000	2,190,305
Athene Holding Ltd.
3.50%, 01/15/31 (a)	2,320,000	2,194,155
6.65%, 02/01/33 (a)	1,850,000	2,007,106
5.88%, 01/15/34 (a)(c)	2,700,000	2,803,156
6.63%, 10/15/54 (a)(b)	2,715,000	2,711,894
6.88%, 06/28/55 (a)(b)	2,840,000	2,838,840
Berkshire Hathaway Finance Corp.
2.88%, 03/15/32 (a)	4,490,000	4,187,985
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	3,115,000	2,795,833
4.20%, 03/17/32 (a)	2,755,000	2,665,480
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/23/32 (a)	2,210,000	2,260,641
5.65%, 06/11/34 (a)	2,865,000	2,961,376
5.55%, 06/23/35 (a)	4,585,000	4,707,912
Centene Corp.
2.50%, 03/01/31 (a)	10,065,000	8,687,427
2.63%, 08/01/31 (a)	5,935,000	5,102,744
Chubb INA Holdings LLC
5.00%, 03/15/34 (a)	7,325,000	7,499,345
4.90%, 08/15/35 (a)	5,770,000	5,801,166
Cincinnati Financial Corp.
6.13%, 11/01/34	1,675,000	1,804,855
CNA Financial Corp.
5.50%, 06/15/33 (a)	2,305,000	2,392,600
5.13%, 02/15/34 (a)	2,275,000	2,291,014
5.20%, 08/15/35 (a)	2,400,000	2,413,200
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	3,200,000	3,387,738
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	6,795,000	6,454,069
6.05%, 09/15/33 (a)	2,170,000	2,305,696
5.75%, 01/15/34 (a)	3,560,000	3,724,828
6.38%, 09/15/54 (a)(b)	3,450,000	3,480,919
Elevance Health, Inc.
2.55%, 03/15/31 (a)	4,600,000	4,201,722
4.95%, 11/01/31 (a)	3,410,000	3,486,175
4.10%, 05/15/32 (a)	2,780,000	2,706,818
4.60%, 09/15/32 (a)	3,455,000	3,450,894
5.50%, 10/15/32 (a)	2,990,000	3,149,538
4.75%, 02/15/33 (a)	4,575,000	4,595,265
5.38%, 06/15/34 (a)	4,600,000	4,756,510
5.95%, 12/15/34	1,585,000	1,693,559
5.20%, 02/15/35 (a)	5,410,000	5,528,574
Enstar Group Ltd.
3.10%, 09/01/31 (a)	2,320,000	2,085,028
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	2,245,000	2,344,127
6.70%, 03/28/55 (a)(b)	2,310,000	2,411,912
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (a)	2,310,000	2,353,287
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (a)	2,760,000	2,604,807
5.63%, 08/16/32 (a)	3,330,000	3,476,670
6.00%, 12/07/33 (a)	3,440,000	3,652,523
5.75%, 05/20/35 (a)	2,350,000	2,447,823
Fidelity National Financial, Inc.
2.45%, 03/15/31 (a)	2,660,000	2,376,580
First American Financial Corp.
2.40%, 08/15/31 (a)	2,870,000	2,507,281
5.45%, 09/30/34 (a)	2,125,000	2,131,540
Globe Life, Inc.
4.80%, 06/15/32 (a)	1,880,000	1,895,754
5.85%, 09/15/34 (a)	2,035,000	2,139,332
Hanover Insurance Group, Inc.
5.50%, 09/01/35 (a)	2,315,000	2,352,684
Humana, Inc.
5.38%, 04/15/31 (a)	6,850,000	7,082,347
2.15%, 02/03/32 (a)	3,435,000	2,979,802
5.88%, 03/01/33 (a)	3,430,000	3,606,266
5.95%, 03/15/34 (a)	3,880,000	4,076,434
5.55%, 05/01/35 (a)	3,445,000	3,519,514
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	2,360,000	2,147,193
5.67%, 06/08/32 (a)	1,660,000	1,726,040
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kemper Corp.
3.80%, 02/23/32 (a)(c)	1,895,000	1,754,174
Lincoln National Corp.
3.40%, 01/15/31 (a)	2,205,000	2,097,500
3.40%, 03/01/32 (a)	1,365,000	1,265,942
5.85%, 03/15/34 (a)	1,735,000	1,822,449
5.35%, 11/15/35 (a)	2,300,000	2,321,927
Loews Corp.
6.00%, 02/01/35	1,395,000	1,504,757
Manulife Financial Corp.
3.70%, 03/16/32 (a)	3,455,000	3,314,612
4.99%, 12/11/35 (a)	4,600,000	4,598,586
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31 (a)	4,650,000	4,769,832
2.38%, 12/15/31 (a)	2,070,000	1,857,615
5.75%, 11/01/32 (a)	2,225,000	2,385,529
5.88%, 08/01/33	1,560,000	1,693,347
5.40%, 09/15/33 (a)	2,660,000	2,796,311
5.15%, 03/15/34 (a)	2,310,000	2,388,395
5.00%, 03/15/35 (a)	8,995,000	9,118,831
MetLife, Inc.
6.50%, 12/15/32	2,800,000	3,144,942
5.38%, 07/15/33 (a)	4,470,000	4,715,980
6.38%, 06/15/34	3,335,000	3,733,718
5.30%, 12/15/34 (a)	3,420,000	3,561,135
5.70%, 06/15/35	4,625,000	4,947,236
6.35%, 03/15/55 (a)(b)	4,740,000	4,997,564
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,855,000	1,930,977
Primerica, Inc.
2.80%, 11/19/31 (a)	2,690,000	2,444,787
Principal Financial Group, Inc.
5.38%, 03/15/33 (a)	1,855,000	1,939,346
Progressive Corp.
3.00%, 03/15/32 (a)	2,270,000	2,098,429
6.25%, 12/01/32	1,865,000	2,064,102
4.95%, 06/15/33 (a)	2,265,000	2,326,005
Prudential Financial, Inc.
5.75%, 07/15/33	1,860,000	2,006,178
5.20%, 03/14/35 (a)	3,575,000	3,669,948
5.13%, 03/01/52 (a)(b)	4,580,000	4,541,541
6.00%, 09/01/52 (a)(b)	5,585,000	5,768,785
6.75%, 03/01/53 (a)(b)	2,285,000	2,442,899
6.50%, 03/15/54 (a)(b)	4,495,000	4,747,574
Prudential Funding Asia PLC
3.63%, 03/24/32 (a)	1,615,000	1,532,691
Reinsurance Group of America, Inc.
6.00%, 09/15/33 (a)	1,850,000	1,973,679
5.75%, 09/15/34 (a)	3,020,000	3,149,295
6.65%, 09/15/55 (a)(b)	3,210,000	3,316,683
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,395,000	3,553,659
5.80%, 04/01/35 (a)	2,290,000	2,395,159
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	1,915,000	2,009,919
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	2,075,000	1,838,980
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	2,250,000	2,289,514
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,335,000	2,629,051
UnitedHealth Group, Inc.
4.65%, 01/15/31 (a)	3,495,000	3,568,679
4.90%, 04/15/31 (a)	4,425,000	4,544,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 05/15/31 (a)	6,900,000	6,226,437
4.95%, 01/15/32 (a)	6,765,000	6,942,355
4.20%, 05/15/32 (a)	6,750,000	6,667,931
5.35%, 02/15/33 (a)	9,205,000	9,596,731
4.50%, 04/15/33 (a)	6,850,000	6,801,530
5.00%, 04/15/34 (a)	5,815,000	5,913,200
5.15%, 07/15/34 (a)	9,115,000	9,347,144
5.30%, 06/15/35 (a)	4,655,000	4,822,574
4.63%, 07/15/35	4,660,000	4,600,060
Unum Group
5.25%, 12/15/35 (a)	1,370,000	1,360,883
Voya Financial, Inc.
5.00%, 09/20/34 (a)	1,860,000	1,848,814
Willis North America, Inc.
4.55%, 03/15/31 (a)	3,710,000	3,717,928
5.35%, 05/15/33 (a)	3,433,000	3,543,310
		454,388,955
REITs 4.2%
Agree LP
4.80%, 10/01/32 (a)	1,530,000	1,542,604
2.60%, 06/15/33 (a)	1,395,000	1,205,347
5.63%, 06/15/34 (a)	2,040,000	2,135,674
5.60%, 06/15/35 (a)	1,700,000	1,782,346
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/31 (a)	3,450,000	3,226,048
2.00%, 05/18/32 (a)	4,140,000	3,503,529
1.88%, 02/01/33 (a)	4,585,000	3,756,641
2.95%, 03/15/34 (a)	3,665,000	3,141,981
4.75%, 04/15/35 (a)	2,310,000	2,227,386
5.50%, 10/01/35 (a)	2,535,000	2,577,822
American Assets Trust LP
3.38%, 02/01/31 (a)	2,300,000	2,098,080
6.15%, 10/01/34 (a)	2,365,000	2,402,806
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	2,100,000	1,878,420
3.63%, 04/15/32 (a)	2,620,000	2,478,698
5.50%, 02/01/34 (a)	2,775,000	2,870,905
5.50%, 07/15/34 (a)	2,320,000	2,398,873
5.25%, 03/15/35 (a)	2,310,000	2,348,549
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	1,935,000	1,950,198
5.41%, 09/12/34 (a)	2,255,000	2,204,338
AvalonBay Communities, Inc.
2.45%, 01/15/31 (a)	2,807,000	2,569,369
2.05%, 01/15/32 (a)	3,225,000	2,832,229
5.00%, 02/15/33 (a)	1,590,000	1,629,457
5.30%, 12/07/33 (a)	1,845,000	1,925,482
5.35%, 06/01/34 (a)	1,820,000	1,893,503
5.00%, 08/01/35 (a)	1,810,000	1,832,082
Boston Properties LP
3.25%, 01/30/31 (a)	5,895,000	5,528,922
2.55%, 04/01/32 (a)	3,930,000	3,432,526
2.45%, 10/01/33 (a)	3,920,000	3,248,055
6.50%, 01/15/34 (a)	3,355,000	3,617,404
5.75%, 01/15/35 (a)	3,845,000	3,956,837
Brixmor Operating Partnership LP
2.50%, 08/16/31 (a)	2,215,000	1,992,420
5.20%, 04/01/32 (a)	1,795,000	1,839,158
4.85%, 02/15/33 (a)	1,900,000	1,905,377
5.50%, 02/15/34 (a)	1,830,000	1,889,749
5.75%, 02/15/35 (a)	1,915,000	2,013,514
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,835,000	1,625,129
5.00%, 11/01/32 (a)	1,500,000	1,504,458
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Camden Property Trust
4.90%, 01/15/34 (a)	1,850,000	1,875,366
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,790,000	2,546,747
2.90%, 12/01/33 (a)	1,780,000	1,521,084
Cousins Properties LP
5.38%, 02/15/32 (a)	1,875,000	1,934,118
5.88%, 10/01/34 (a)	2,270,000	2,374,200
CubeSmart LP
2.00%, 02/15/31 (a)	2,145,000	1,897,836
2.50%, 02/15/32 (a)	2,235,000	1,978,945
5.13%, 11/01/35 (a)	2,030,000	2,034,206
DOC Dr. LLC
2.63%, 11/01/31 (a)	2,180,000	1,961,151
EPR Properties
3.60%, 11/15/31 (a)	1,840,000	1,707,093
ERP Operating LP
1.85%, 08/01/31 (a)	2,303,000	2,031,888
4.95%, 06/15/32 (a)	2,315,000	2,367,694
4.65%, 09/15/34 (a)	2,755,000	2,729,865
Essential Properties LP
2.95%, 07/15/31 (a)	1,875,000	1,713,049
5.40%, 12/01/35 (a)	1,840,000	1,847,301
Essex Portfolio LP
1.65%, 01/15/31 (a)	1,425,000	1,244,309
2.55%, 06/15/31 (a)	1,400,000	1,270,067
2.65%, 03/15/32 (a)	2,920,000	2,605,974
5.50%, 04/01/34 (a)	2,555,000	2,648,702
5.38%, 04/01/35 (a)	1,765,000	1,818,760
Extra Space Storage LP
5.90%, 01/15/31 (a)	2,725,000	2,891,342
2.55%, 06/01/31 (a)(c)	2,150,000	1,944,770
2.40%, 10/15/31 (a)	2,850,000	2,532,909
2.35%, 03/15/32 (a)	2,830,000	2,478,287
4.95%, 01/15/33 (a)	3,575,000	3,615,607
5.40%, 02/01/34 (a)	2,800,000	2,877,840
5.35%, 01/15/35 (a)	1,760,000	1,802,494
5.40%, 06/15/35 (a)	2,225,000	2,283,418
First Industrial LP
5.25%, 01/15/31 (a)	2,085,000	2,130,321
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,675,000	3,226,550
Healthpeak OP LLC
2.88%, 01/15/31 (a)	2,740,000	2,540,414
5.25%, 12/15/32 (a)	3,535,000	3,625,999
4.75%, 01/15/33 (a)	2,290,000	2,279,153
5.38%, 02/15/35 (a)	2,310,000	2,361,288
Highwoods Realty LP
2.60%, 02/01/31 (a)	1,835,000	1,645,846
5.35%, 01/15/33 (a)	1,585,000	1,586,390
7.65%, 02/01/34 (a)	1,625,000	1,856,457
Host Hotels & Resorts LP
2.90%, 12/15/31 (a)	2,135,000	1,935,512
5.70%, 06/15/32 (a)	2,220,000	2,318,670
5.70%, 07/01/34 (a)	2,765,000	2,859,358
5.50%, 04/15/35 (a)	3,280,000	3,323,355
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (a)	2,955,000	2,584,307
4.15%, 04/15/32 (a)	2,760,000	2,681,171
4.95%, 01/15/33 (a)	2,805,000	2,847,805
5.50%, 08/15/33 (a)	1,665,000	1,726,610
2.70%, 01/15/34 (a)	1,790,000	1,532,084
4.88%, 02/01/35 (a)	2,255,000	2,228,510
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kilroy Realty LP
2.50%, 11/15/32 (a)	1,874,000	1,564,949
2.65%, 11/15/33 (a)	2,130,000	1,749,680
5.88%, 10/15/35 (a)	1,790,000	1,800,594
Kimco Realty OP LLC
2.25%, 12/01/31 (a)	2,080,000	1,846,220
3.20%, 04/01/32 (a)	2,865,000	2,661,503
4.60%, 02/01/33 (a)	3,010,000	3,008,981
6.40%, 03/01/34 (a)	2,310,000	2,550,332
4.85%, 03/01/35 (a)	2,320,000	2,310,933
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,655,000	1,683,495
5.20%, 08/15/32 (a)	1,420,000	1,454,256
5.50%, 03/01/34 (a)	1,525,000	1,574,969
LXP Industrial Trust
2.38%, 10/01/31 (a)	1,840,000	1,608,386
Mid-America Apartments LP
1.70%, 02/15/31 (a)	2,150,000	1,884,813
5.30%, 02/15/32 (a)	1,820,000	1,898,752
4.65%, 01/15/33 (a)	1,800,000	1,797,559
5.00%, 03/15/34 (a)	1,550,000	1,568,236
4.95%, 03/01/35 (a)	1,610,000	1,623,433
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,865,000	1,693,798
5.35%, 02/01/33 (a)	1,585,000	1,583,815
NNN REIT, Inc.
4.60%, 02/15/31 (a)	2,290,000	2,306,330
5.60%, 10/15/33 (a)	2,305,000	2,409,962
5.50%, 06/15/34 (a)	2,295,000	2,378,008
Omega Healthcare Investors, Inc.
3.38%, 02/01/31 (a)	3,224,000	3,015,412
3.25%, 04/15/33 (a)	3,175,000	2,823,681
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,540,000	1,381,621
5.25%, 08/15/32 (a)	1,590,000	1,626,513
5.75%, 07/15/34 (a)	1,695,000	1,774,858
4.95%, 01/15/35 (a)	1,600,000	1,580,149
Piedmont Operating Partnership LP
2.75%, 04/01/32 (a)	1,300,000	1,119,991
5.63%, 01/15/33 (a)	1,890,000	1,914,256
Prologis LP
4.75%, 01/15/31 (a)	2,405,000	2,459,674
1.75%, 02/01/31 (a)	2,090,000	1,849,059
1.63%, 03/15/31 (a)	1,890,000	1,653,737
2.25%, 01/15/32 (a)	2,355,000	2,086,167
4.63%, 01/15/33 (a)	3,100,000	3,129,769
4.75%, 06/15/33 (a)	3,275,000	3,305,432
5.13%, 01/15/34 (a)	3,465,000	3,561,032
5.00%, 03/15/34 (a)	3,655,000	3,726,450
5.00%, 01/31/35 (a)	3,250,000	3,297,752
5.25%, 05/15/35 (a)	3,280,000	3,386,706
Public Storage Operating Co.
2.30%, 05/01/31 (a)	2,960,000	2,679,230
2.25%, 11/09/31 (a)	2,585,000	2,307,275
5.10%, 08/01/33 (a)	3,140,000	3,254,151
5.00%, 07/01/35 (a)	1,825,000	1,854,117
Realty Income Corp.
3.25%, 01/15/31 (a)	4,450,000	4,237,266
3.20%, 02/15/31 (a)	1,985,000	1,883,175
2.70%, 02/15/32 (a)	1,540,000	1,391,298
5.63%, 10/13/32 (a)	3,405,000	3,615,548
2.85%, 12/15/32 (a)	3,170,000	2,846,129
4.50%, 02/01/33 (a)	1,800,000	1,782,660
1.80%, 03/15/33 (a)	1,800,000	1,495,341
4.90%, 07/15/33 (a)	2,800,000	2,842,175
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 02/15/34 (a)	3,695,000	3,788,613
5.13%, 04/15/35 (a)	2,795,000	2,845,279
Regency Centers LP
5.00%, 07/15/32 (a)	1,845,000	1,889,817
5.25%, 01/15/34 (a)	1,825,000	1,877,703
5.10%, 01/15/35 (a)	1,495,000	1,515,205
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	1,910,000	1,674,764
Sabra Health Care LP
3.20%, 12/01/31 (a)	3,685,000	3,373,459
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)(c)	1,965,000	1,808,645
2.85%, 01/15/32 (a)(c)	1,710,000	1,539,612
6.10%, 04/01/34 (a)	1,360,000	1,443,521
5.65%, 01/15/35 (a)	1,730,000	1,779,791
Simon Property Group LP
2.20%, 02/01/31 (a)	3,275,000	2,963,634
2.25%, 01/15/32 (a)	3,195,000	2,821,719
2.65%, 02/01/32 (a)	3,190,000	2,874,455
5.50%, 03/08/33 (a)	2,930,000	3,089,197
6.25%, 01/15/34 (a)	2,410,000	2,647,539
4.75%, 09/26/34 (a)	4,560,000	4,539,511
5.13%, 10/01/35 (a)	3,605,000	3,661,872
Store Capital LLC
2.70%, 12/01/31 (a)	1,645,000	1,452,944
Sun Communities Operating LP
2.70%, 07/15/31 (a)	3,360,000	3,057,794
4.20%, 04/15/32 (a)	2,760,000	2,680,189
Tanger Properties LP
2.75%, 09/01/31 (a)	1,885,000	1,705,941
UDR, Inc.
3.00%, 08/15/31 (a)	2,770,000	2,565,627
2.10%, 08/01/32 (a)	1,865,000	1,595,032
1.90%, 03/15/33 (a)	1,515,000	1,251,924
2.10%, 06/15/33 (a)	1,410,000	1,173,866
5.13%, 09/01/34 (a)	1,350,000	1,365,727
3.10%, 11/01/34 (a)	1,465,000	1,272,315
Ventas Realty LP
2.50%, 09/01/31 (a)	2,310,000	2,076,946
5.10%, 07/15/32 (a)	2,280,000	2,344,610
5.63%, 07/01/34 (a)	2,270,000	2,373,705
5.00%, 01/15/35 (a)	2,515,000	2,521,296
Welltower OP LLC
2.75%, 01/15/31 (a)	2,765,000	2,572,593
2.80%, 06/01/31 (a)	3,580,000	3,320,211
2.75%, 01/15/32 (a)	2,310,000	2,104,622
3.85%, 06/15/32 (a)	2,460,000	2,375,709
5.13%, 07/01/35 (a)	5,700,000	5,825,817
WP Carey, Inc.
2.40%, 02/01/31 (a)	2,330,000	2,101,258
2.45%, 02/01/32 (a)	1,770,000	1,561,238
2.25%, 04/01/33 (a)	1,955,000	1,650,685
5.38%, 06/30/34 (a)	1,735,000	1,794,561
		410,509,312
		3,609,843,441

Industrial 52.4%
Basic Industry 2.4%
Air Products & Chemicals, Inc.
4.75%, 02/08/31 (a)	2,755,000	2,828,748
4.90%, 10/11/32 (a)	2,310,000	2,380,681
4.80%, 03/03/33 (a)	2,795,000	2,849,077
4.85%, 02/08/34 (a)	5,145,000	5,236,086
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Albemarle Corp.
5.05%, 06/01/32 (a)	2,785,000	2,806,317
ArcelorMittal SA
6.80%, 11/29/32 (a)	4,575,000	5,128,109
6.00%, 06/17/34 (a)	2,370,000	2,554,054
Barrick Mining Corp.
6.45%, 10/15/35	1,300,000	1,438,927
BHP Billiton Finance USA Ltd.
5.13%, 02/21/32 (a)	3,545,000	3,675,785
4.90%, 02/28/33 (a)	3,410,000	3,481,734
5.25%, 09/08/33 (a)	6,875,000	7,146,559
5.30%, 02/21/35 (a)	5,645,000	5,836,117
Cabot Corp.
5.00%, 06/30/32 (a)	1,860,000	1,895,115
CF Industries, Inc.
5.15%, 03/15/34	3,530,000	3,551,268
5.30%, 11/26/35 (a)	4,570,000	4,559,712
Dow Chemical Co.
4.80%, 01/15/31 (a)	3,440,000	3,422,165
6.30%, 03/15/33 (a)	2,745,000	2,911,986
5.15%, 02/15/34 (a)	2,755,000	2,740,062
4.25%, 10/01/34 (a)	2,115,000	1,935,287
5.35%, 03/15/35 (a)	1,860,000	1,843,907
Eastman Chemical Co.
5.75%, 03/08/33 (a)	2,260,000	2,373,456
5.63%, 02/20/34 (a)	3,395,000	3,506,145
Ecolab, Inc.
1.30%, 01/30/31 (a)	2,725,000	2,369,810
2.13%, 02/01/32 (a)	2,780,000	2,454,407
5.00%, 09/01/35 (a)	2,365,000	2,413,513
EIDP, Inc.
5.13%, 05/15/32 (a)	2,370,000	2,433,606
4.80%, 05/15/33 (a)	2,725,000	2,723,109
Freeport-McMoRan, Inc.
5.40%, 11/14/34 (a)	3,380,000	3,491,215
Georgia-Pacific LLC
8.88%, 05/15/31	1,855,000	2,252,585
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	3,010,000	3,113,598
International Paper Co.
5.00%, 09/15/35 (a)	1,835,000	1,822,651
Kinross Gold Corp.
6.25%, 07/15/33 (a)	2,300,000	2,514,296
Lubrizol Corp.
6.50%, 10/01/34	1,420,000	1,602,883
LYB International Finance III LLC
5.13%, 01/15/31 (a)	2,275,000	2,285,719
5.63%, 05/15/33 (a)	2,090,000	2,122,262
5.50%, 03/01/34 (a)	3,505,000	3,468,747
6.15%, 05/15/35 (a)	2,380,000	2,446,019
Mosaic Co.
5.45%, 11/15/33 (a)	2,270,000	2,335,737
NewMarket Corp.
2.70%, 03/18/31 (a)	1,875,000	1,716,821
Newmont Corp.
2.60%, 07/15/32 (a)	3,610,000	3,290,236
5.88%, 04/01/35	2,165,000	2,343,667
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34 (a)	4,575,000	4,795,520
Nucor Corp.
3.13%, 04/01/32 (a)	2,585,000	2,404,603
5.10%, 06/01/35 (a)	2,235,000	2,288,422
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nutrien Ltd.
5.25%, 03/12/32 (a)	2,760,000	2,845,626
5.40%, 06/21/34 (a)	2,760,000	2,848,605
4.13%, 03/15/35 (a)	1,985,000	1,837,008
Packaging Corp. of America
5.70%, 12/01/33 (a)	1,860,000	1,965,324
5.20%, 08/15/35 (a)	2,255,000	2,292,984
PPG Industries, Inc.
4.38%, 03/15/31 (a)	3,145,000	3,143,282
Rayonier LP
2.75%, 05/17/31 (a)	2,105,000	1,898,339
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,870,000	2,130,610
6.13%, 12/15/33	3,410,000	3,737,136
5.75%, 06/01/35	1,470,000	1,567,657
Rio Tinto Finance USA PLC
5.00%, 03/14/32 (a)	5,740,000	5,924,389
5.00%, 03/09/33 (a)	3,005,000	3,088,531
5.25%, 03/14/35 (a)	7,895,000	8,141,873
RPM International, Inc.
2.95%, 01/15/32 (a)	1,420,000	1,287,419
Sherwin-Williams Co.
4.80%, 09/01/31 (a)	2,180,000	2,231,768
2.20%, 03/15/32 (a)	2,275,000	1,995,038
5.15%, 08/15/35 (a)	2,165,000	2,206,282
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	4,620,000	4,784,000
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	3,860,000	3,981,509
Southern Copper Corp.
7.50%, 07/27/35	4,645,000	5,473,975
Steel Dynamics, Inc.
3.25%, 01/15/31 (a)	2,315,000	2,202,185
5.38%, 08/15/34 (a)	2,770,000	2,871,470
5.25%, 05/15/35 (a)	3,410,000	3,486,741
Suzano Austria GmbH
3.75%, 01/15/31 (a)	5,705,000	5,382,191
3.13%, 01/15/32 (a)	4,615,000	4,123,585
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	7,165,000	7,668,548
8.25%, 01/17/34	1,478,000	1,780,530
Westlake Corp.
5.55%, 11/15/35 (a)	2,805,000	2,808,423
WestRock MWV LLC
7.95%, 02/15/31	1,400,000	1,602,373
Weyerhaeuser Co.
7.38%, 03/15/32	3,090,000	3,521,866
3.38%, 03/09/33 (a)	2,035,000	1,862,438
WRKCo, Inc.
4.20%, 06/01/32 (a)	2,280,000	2,217,121
3.00%, 06/15/33 (a)	2,725,000	2,431,308
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	2,305,000	2,073,871
		238,204,728
Capital Goods 5.3%
3M Co.
5.15%, 03/15/35 (a)	2,530,000	2,589,987
AGCO Corp.
5.80%, 03/21/34 (a)	3,125,000	3,271,400
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,790,000	2,907,659
5.60%, 05/29/34 (a)	1,895,000	1,982,463
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	2,185,000	2,284,440
Amcor Flexibles North America, Inc.
2.69%, 05/25/31 (a)	3,680,000	3,367,295
5.50%, 03/17/35 (a)	3,390,000	3,507,771
Amphenol Corp.
2.20%, 09/15/31 (a)	3,575,000	3,194,607
4.40%, 02/15/33 (a)	5,650,000	5,591,309
5.25%, 04/05/34 (a)	2,785,000	2,898,539
5.00%, 01/15/35 (a)	3,460,000	3,528,501
Amrize Finance U.S. LLC
5.40%, 04/07/35 (a)	4,560,000	4,705,572
AptarGroup, Inc.
4.75%, 03/30/31 (a)	2,710,000	2,731,188
3.60%, 03/15/32 (a)	1,950,000	1,823,884
Avery Dennison Corp.
2.25%, 02/15/32 (a)	2,385,000	2,097,525
5.75%, 03/15/33 (a)	1,875,000	1,992,210
Berry Global, Inc.
5.80%, 06/15/31 (a)	3,735,000	3,945,319
5.65%, 01/15/34 (a)	3,725,000	3,886,812
Boeing Co.
3.63%, 02/01/31 (a)	6,415,000	6,165,930
6.39%, 05/01/31 (a)	4,580,000	4,972,361
6.13%, 02/15/33	1,785,000	1,930,466
3.60%, 05/01/34 (a)	3,905,000	3,553,506
6.53%, 05/01/34 (a)	11,385,000	12,610,512
3.25%, 02/01/35 (a)	3,465,000	3,038,244
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	2,540,000	2,217,978
5.25%, 09/15/35 (a)	2,170,000	2,216,333
Carrier Global Corp.
2.70%, 02/15/31 (a)(e)	3,415,000	3,165,738
5.90%, 03/15/34 (a)	4,000,000	4,294,142
Caterpillar, Inc.
1.90%, 03/12/31 (a)	2,245,000	2,022,745
5.20%, 05/15/35 (a)	7,845,000	8,146,701
5.30%, 09/15/35	1,520,000	1,596,960
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	4,450,000	4,453,442
5.40%, 05/21/34 (a)	3,480,000	3,615,347
5.50%, 01/09/35 (a)	5,695,000	5,940,441
Deere & Co.
7.13%, 03/03/31	1,340,000	1,523,464
5.45%, 01/16/35 (a)	5,665,000	5,979,680
Dover Corp.
5.38%, 10/15/35	1,370,000	1,433,100
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	3,515,000	3,193,458
Eaton Corp.
4.00%, 11/02/32	3,170,000	3,108,369
4.15%, 03/15/33 (a)	6,015,000	5,922,827
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	2,965,000	3,148,462
Emerson Electric Co.
2.20%, 12/21/31 (a)	4,460,000	3,981,549
5.00%, 03/15/35 (a)	2,360,000	2,422,434
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	3,550,000	3,537,889
5.00%, 10/03/34 (a)	3,265,000	3,296,666
Flowserve Corp.
2.80%, 01/15/32 (a)	2,200,000	1,968,766
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	2,225,000	2,134,175
5.88%, 06/01/33 (a)	2,640,000	2,793,750
GE Capital Funding LLC
4.55%, 05/15/32 (a)	2,145,000	2,168,120
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	4,945,000	4,831,069
General Dynamics Corp.
2.25%, 06/01/31 (a)	2,480,000	2,255,323
4.95%, 08/15/35 (a)	3,490,000	3,563,277
General Electric Co.
6.75%, 03/15/32	6,065,000	6,870,629
HEICO Corp.
5.35%, 08/01/33 (a)	2,780,000	2,883,995
Hexcel Corp.
5.88%, 02/26/35 (a)	1,420,000	1,489,214
Honeywell International, Inc.
1.75%, 09/01/31 (a)	6,775,000	5,923,548
4.95%, 09/01/31 (a)	2,455,000	2,539,290
4.75%, 02/01/32 (a)	3,045,000	3,107,658
5.00%, 02/15/33 (a)	4,940,000	5,087,535
4.50%, 01/15/34 (a)	4,580,000	4,540,613
5.00%, 03/01/35 (a)	6,545,000	6,668,850
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	2,325,000	2,388,713
4.55%, 11/15/32 (a)	2,260,000	2,270,629
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,425,000	1,298,228
4.80%, 11/15/35 (a)	1,780,000	1,769,699
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35 (a)	2,225,000	2,355,079
IDEX Corp.
2.63%, 06/15/31 (a)	2,160,000	1,975,523
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	2,370,000	2,481,376
5.70%, 08/14/33 (a)	4,490,000	4,761,999
5.45%, 06/15/34 (a)	3,430,000	3,571,549
John Deere Capital Corp.
1.45%, 01/15/31	2,655,000	2,339,462
4.90%, 03/07/31	3,945,000	4,073,566
2.00%, 06/17/31	2,850,000	2,546,638
4.40%, 09/08/31	5,570,000	5,624,540
3.90%, 06/07/32	2,356,000	2,309,950
4.35%, 09/15/32	2,830,000	2,840,168
5.15%, 09/08/33	4,450,000	4,667,258
5.10%, 04/11/34	4,530,000	4,685,948
5.05%, 06/12/34	3,560,000	3,677,034
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31 (a)	2,205,000	1,943,337
4.90%, 12/01/32 (a)	3,055,000	3,110,386
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,385,000	1,269,153
L3Harris Technologies, Inc.
1.80%, 01/15/31 (a)	2,855,000	2,521,512
5.25%, 06/01/31 (a)	3,400,000	3,538,611
5.40%, 07/31/33 (a)	6,795,000	7,084,669
5.35%, 06/01/34 (a)	3,320,000	3,438,197
4.85%, 04/27/35 (a)	2,010,000	2,007,739
Lockheed Martin Corp.
4.70%, 12/15/31 (a)	2,925,000	3,000,055
3.90%, 06/15/32 (a)	3,650,000	3,578,968
5.25%, 01/15/33 (a)	4,530,000	4,764,008
4.75%, 02/15/34 (a)	3,755,000	3,808,763
4.80%, 08/15/34 (a)	2,655,000	2,684,070
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 03/01/35 (a)	2,420,000	2,236,583
5.00%, 08/15/35 (a)	3,620,000	3,691,506
Martin Marietta Materials, Inc.
2.40%, 07/15/31 (a)	4,240,000	3,826,299
5.15%, 12/01/34 (a)	3,365,000	3,436,803
Masco Corp.
2.00%, 02/15/31 (a)	2,965,000	2,623,188
Nordson Corp.
5.80%, 09/15/33 (a)	2,275,000	2,413,858
Northrop Grumman Corp.
4.70%, 03/15/33 (a)	4,555,000	4,601,719
4.90%, 06/01/34 (a)	3,905,000	3,961,981
5.25%, 07/15/35 (a)	2,305,000	2,389,159
nVent Finance SARL
2.75%, 11/15/31 (a)	1,370,000	1,234,362
5.65%, 05/15/33 (a)	2,230,000	2,327,271
Otis Worldwide Corp.
5.13%, 11/19/31 (a)	2,720,000	2,823,519
5.13%, 09/04/35 (a)	2,220,000	2,264,517
Owens Corning
5.70%, 06/15/34 (a)	3,670,000	3,858,808
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	2,330,000	2,262,954
Pentair Finance SARL
5.90%, 07/15/32 (a)	1,905,000	2,025,117
Regal Rexnord Corp.
6.40%, 04/15/33 (a)	5,630,000	6,057,018
Republic Services, Inc.
1.45%, 02/15/31 (a)	3,030,000	2,643,718
1.75%, 02/15/32 (a)	3,520,000	3,038,117
2.38%, 03/15/33 (a)	3,220,000	2,813,019
5.00%, 12/15/33 (a)	3,240,000	3,352,411
5.00%, 04/01/34 (a)	3,670,000	3,765,148
5.20%, 11/15/34 (a)	2,335,000	2,419,057
5.15%, 03/15/35 (a)	3,005,000	3,104,908
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	2,135,000	1,869,848
RTX Corp.
6.00%, 03/15/31 (a)	4,445,000	4,791,404
1.90%, 09/01/31 (a)	4,825,000	4,236,736
2.38%, 03/15/32 (a)	4,680,000	4,170,821
5.15%, 02/27/33 (a)	5,680,000	5,884,889
6.10%, 03/15/34 (a)	6,805,000	7,454,056
5.40%, 05/01/35	2,030,000	2,135,848
Sonoco Products Co.
2.85%, 02/01/32 (a)	2,240,000	2,023,211
5.00%, 09/01/34 (a)	3,220,000	3,194,019
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	2,305,000	2,088,523
Textron, Inc.
2.45%, 03/15/31 (a)	2,270,000	2,059,267
6.10%, 11/15/33 (a)	1,615,000	1,744,469
5.50%, 05/15/35 (a)	2,290,000	2,375,316
Timken Co.
4.13%, 04/01/32 (a)	1,540,000	1,480,318
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	3,260,000	3,398,814
5.10%, 06/13/34 (a)	2,335,000	2,393,533
Tyco Electronics Group SA
4.50%, 02/09/31 (a)	2,025,000	2,048,833
2.50%, 02/04/32 (a)	2,840,000	2,547,485
5.00%, 05/09/35 (a)	1,920,000	1,946,517
Veralto Corp.
5.45%, 09/18/33 (a)	3,145,000	3,285,720
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vontier Corp.
2.95%, 04/01/31 (a)	2,785,000	2,556,670
Vulcan Materials Co.
5.35%, 12/01/34 (a)	3,440,000	3,568,992
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,020,000	2,669,472
3.20%, 06/01/32 (a)	2,330,000	2,168,968
4.20%, 01/15/33 (a)	3,380,000	3,316,243
5.00%, 03/01/34 (a)	3,490,000	3,563,583
5.25%, 09/01/35 (a)	2,385,000	2,470,865
Waste Management, Inc.
1.50%, 03/15/31 (a)	4,565,000	3,988,414
4.95%, 07/03/31 (a)	3,465,000	3,587,587
4.80%, 03/15/32 (a)	3,475,000	3,556,661
4.15%, 04/15/32 (a)	4,511,000	4,473,537
4.63%, 02/15/33 (a)	2,310,000	2,343,297
4.88%, 02/15/34 (a)	5,785,000	5,941,897
4.95%, 03/15/35 (a)	6,700,000	6,808,978
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	2,245,000	2,361,123
5.50%, 05/29/35 (a)	3,495,000	3,646,930
WW Grainger, Inc.
4.45%, 09/15/34 (a)	2,375,000	2,355,820
Xylem, Inc.
2.25%, 01/30/31 (a)	2,195,000	1,992,271
		516,679,839
Communications 6.7%
America Movil SAB de CV
4.70%, 07/21/32 (a)	3,485,000	3,489,721
5.00%, 01/20/33 (a)	2,140,000	2,174,606
6.38%, 03/01/35	4,575,000	5,035,490
American Tower Corp.
2.70%, 04/15/31 (a)	3,240,000	2,975,386
2.30%, 09/15/31 (a)	3,360,000	2,987,878
4.05%, 03/15/32 (a)	3,000,000	2,922,181
4.70%, 12/15/32 (a)	3,750,000	3,757,053
5.65%, 03/15/33 (a)	3,700,000	3,900,580
5.55%, 07/15/33 (a)	3,825,000	4,011,671
5.90%, 11/15/33 (a)	3,420,000	3,659,045
5.45%, 02/15/34 (a)	2,935,000	3,048,968
5.40%, 01/31/35 (a)	2,785,000	2,868,272
5.35%, 03/15/35 (a)	3,340,000	3,427,986
AppLovin Corp.
5.38%, 12/01/31 (a)	4,530,000	4,696,519
5.50%, 12/01/34 (a)	4,575,000	4,704,369
AT&T, Inc.
2.75%, 06/01/31 (a)	13,585,000	12,481,753
2.25%, 02/01/32 (a)	11,415,000	10,024,604
4.55%, 11/01/32 (a)	5,465,000	5,434,751
2.55%, 12/01/33 (a)	17,265,000	14,743,269
5.40%, 02/15/34 (a)	12,665,000	13,136,994
4.50%, 05/15/35 (a)	11,385,000	10,944,271
5.38%, 08/15/35 (a)	5,840,000	5,986,950
4.90%, 11/01/35 (a)	5,570,000	5,507,405
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,875,000	1,624,390
5.10%, 05/11/33 (a)	3,935,000	3,996,186
5.20%, 02/15/34 (a)(c)	3,200,000	3,255,774
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	7,375,000	6,642,727
2.30%, 02/01/32 (a)	4,560,000	3,925,419
4.40%, 04/01/33 (a)	4,610,000	4,354,078
6.65%, 02/01/34 (a)	4,270,000	4,506,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.55%, 06/01/34 (a)	6,735,000	7,093,949
6.38%, 10/23/35 (a)	9,105,000	9,403,677
5.85%, 12/01/35 (a)	5,600,000	5,596,356
Comcast Corp.
1.95%, 01/15/31 (a)	6,980,000	6,226,711
1.50%, 02/15/31 (a)(c)	8,000,000	6,957,046
4.95%, 05/15/32 (a)	3,305,000	3,387,523
5.50%, 11/15/32 (a)	4,560,000	4,823,640
4.25%, 01/15/33	7,690,000	7,522,381
4.65%, 02/15/33 (a)	4,715,000	4,735,776
7.05%, 03/15/33	3,410,000	3,903,314
4.80%, 05/15/33 (a)	4,580,000	4,625,456
5.30%, 06/01/34 (a)	5,950,000	6,137,726
4.20%, 08/15/34 (a)	4,515,000	4,320,358
5.30%, 05/15/35 (a)(c)	3,815,000	3,910,255
5.65%, 06/15/35	3,415,000	3,587,637
4.40%, 08/15/35 (a)	3,750,000	3,589,163
6.50%, 11/15/35	2,760,000	3,066,620
Crown Castle, Inc.
2.25%, 01/15/31 (a)	5,160,000	4,614,707
2.10%, 04/01/31 (a)	4,525,000	3,995,842
2.50%, 07/15/31 (a)	3,570,000	3,194,018
5.10%, 05/01/33 (a)	3,370,000	3,400,496
5.80%, 03/01/34 (a)	3,460,000	3,632,587
5.20%, 09/01/34 (a)	3,075,000	3,108,347
Deutsche Telekom International Finance BV
9.25%, 06/01/32	2,310,000	2,877,107
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,440,000	3,312,604
Fox Corp.
6.50%, 10/13/33 (a)	5,715,000	6,307,423
Meta Platforms, Inc.
4.55%, 08/15/31 (a)	4,870,000	4,959,499
3.85%, 08/15/32 (a)	13,715,000	13,313,118
4.60%, 11/15/32 (a)	18,280,000	18,434,016
4.95%, 05/15/33 (a)	7,865,000	8,103,166
4.75%, 08/15/34 (a)	11,510,000	11,613,961
4.88%, 11/15/35 (a)	29,900,000	29,884,325
Netflix, Inc.
4.90%, 08/15/34 (a)	4,555,000	4,669,011
Omnicom Group, Inc.
2.40%, 03/01/31 (a)(e)	2,080,000	1,873,393
2.60%, 08/01/31 (a)	3,650,000	3,313,571
5.30%, 11/01/34 (a)	2,730,000	2,789,728
Orange SA
9.00%, 03/01/31	11,255,000	13,559,447
Paramount Global
4.95%, 01/15/31 (a)	5,700,000	5,480,023
4.20%, 05/19/32 (a)	4,545,000	4,112,898
5.50%, 05/15/33	1,985,000	1,896,312
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	8,900,000	8,393,343
5.30%, 02/15/34 (a)	5,725,000	5,772,032
Sprint Capital Corp.
8.75%, 03/15/32	9,135,000	11,055,242
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	2,340,000	2,270,477
5.60%, 06/12/34 (a)	1,340,000	1,398,548
TELUS Corp.
3.40%, 05/13/32 (a)	4,105,000	3,790,069
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	4,595,000	5,309,198
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
T-Mobile USA, Inc.
2.55%, 02/15/31 (a)	11,735,000	10,722,762
2.88%, 02/15/31 (a)	4,785,000	4,447,736
3.50%, 04/15/31 (a)	11,305,000	10,827,598
2.25%, 11/15/31 (a)	4,810,000	4,265,545
2.70%, 03/15/32 (a)	4,735,000	4,259,386
5.13%, 05/15/32 (a)	5,685,000	5,854,011
4.63%, 01/15/33 (a)	3,585,000	3,567,244
5.20%, 01/15/33 (a)	5,570,000	5,754,123
5.05%, 07/15/33 (a)	11,885,000	12,133,376
6.70%, 12/15/33	2,160,000	2,423,852
5.75%, 01/15/34 (a)	4,590,000	4,864,537
5.15%, 04/15/34 (a)	5,650,000	5,781,574
4.70%, 01/15/35 (a)	4,090,000	4,021,632
5.30%, 05/15/35 (a)(c)	4,785,000	4,909,904
4.95%, 11/15/35 (a)	4,490,000	4,468,991
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	2,420,000	2,757,111
Verizon Communications, Inc.
1.75%, 01/20/31 (a)	10,180,000	8,961,461
2.55%, 03/21/31 (a)	17,075,000	15,598,253
2.36%, 03/15/32 (a)	21,200,000	18,695,517
4.75%, 01/15/33 (a)	9,235,000	9,230,228
5.05%, 05/09/33 (a)	4,595,000	4,713,364
4.50%, 08/10/33	9,865,000	9,715,212
6.40%, 09/15/33	1,615,000	1,781,194
4.40%, 11/01/34 (a)	8,810,000	8,507,177
4.78%, 02/15/35 (a)	10,040,000	9,900,468
5.25%, 04/02/35 (a)	10,075,000	10,249,255
5.85%, 09/15/35	1,965,000	2,093,793
Vodafone Group PLC
6.25%, 11/30/32	2,315,000	2,528,242
Walt Disney Co.
2.65%, 01/13/31	11,365,000	10,633,347
6.55%, 03/15/33	1,590,000	1,798,281
6.20%, 12/15/34	4,510,000	5,068,067
6.40%, 12/15/35	4,375,000	4,944,597
		661,024,741
Consumer Cyclical 7.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	6,780,000	6,151,558
4.50%, 11/28/34 (a)	3,260,000	3,218,634
5.25%, 05/26/35 (a)	5,425,000	5,649,963
Amazon.com, Inc.
2.10%, 05/12/31 (a)	13,760,000	12,436,362
3.60%, 04/13/32 (a)	11,480,000	11,137,702
4.70%, 12/01/32 (a)	10,330,000	10,625,005
4.35%, 03/20/33 (a)	6,825,000	6,807,418
4.80%, 12/05/34 (a)	5,770,000	5,934,177
4.65%, 11/20/35 (a)	15,980,000	15,911,350
American Honda Finance Corp.
1.80%, 01/13/31	2,445,000	2,157,849
5.05%, 07/10/31	3,385,000	3,478,860
4.85%, 10/23/31	3,270,000	3,335,032
5.15%, 07/09/32	3,500,000	3,597,611
4.90%, 01/10/34	3,435,000	3,452,514
5.20%, 03/05/35	2,290,000	2,323,843
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	3,465,000	3,239,147
5.15%, 09/13/34 (a)	2,300,000	2,322,721
AutoNation, Inc.
2.40%, 08/01/31 (a)	2,110,000	1,866,440
3.85%, 03/01/32 (a)	3,220,000	3,030,702
5.89%, 03/15/35 (a)	2,305,000	2,390,462
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AutoZone, Inc.
1.65%, 01/15/31 (a)	2,685,000	2,353,745
4.75%, 08/01/32 (a)	3,475,000	3,509,951
4.75%, 02/01/33 (a)	2,575,000	2,582,336
5.20%, 08/01/33 (a)	1,435,000	1,474,082
6.55%, 11/01/33 (a)	2,205,000	2,454,176
5.40%, 07/15/34 (a)	3,155,000	3,267,948
Block Financial LLC
5.38%, 09/15/32 (a)	1,550,000	1,560,406
BorgWarner, Inc.
5.40%, 08/15/34 (a)	2,340,000	2,414,561
CBRE Services, Inc.
2.50%, 04/01/31 (a)	2,375,000	2,157,450
4.90%, 01/15/33 (a)	3,390,000	3,408,359
5.95%, 08/15/34 (a)	4,575,000	4,893,432
5.50%, 06/15/35 (a)	2,300,000	2,377,469
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	2,325,000	2,215,189
5.85%, 08/01/34 (a)	2,790,000	2,846,729
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	4,570,000	3,966,741
Cummins, Inc.
4.70%, 02/15/31 (a)	3,225,000	3,293,497
5.15%, 02/20/34 (a)	3,465,000	3,591,366
5.30%, 05/09/35 (a)	4,410,000	4,578,478
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	2,330,000	2,533,814
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	3,485,000	3,206,423
Dollar General Corp.
5.00%, 11/01/32 (a)	3,290,000	3,339,284
5.45%, 07/05/33 (a)	4,420,000	4,589,443
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	3,685,000	3,328,994
DR Horton, Inc.
5.00%, 10/15/34 (a)	3,220,000	3,261,769
5.50%, 10/15/35 (a)	3,225,000	3,359,960
eBay, Inc.
2.60%, 05/10/31 (a)	3,380,000	3,089,806
6.30%, 11/22/32 (a)	2,015,000	2,203,023
5.13%, 11/06/35 (a)	1,800,000	1,802,329
Expedia Group, Inc.
2.95%, 03/15/31 (a)	2,335,000	2,172,361
5.40%, 02/15/35 (a)	4,535,000	4,656,331
Ford Motor Co.
7.45%, 07/16/31	4,910,000	5,432,575
3.25%, 02/12/32 (a)	11,175,000	9,859,851
6.10%, 08/19/32 (a)	8,000,000	8,248,991
Ford Motor Credit Co. LLC
6.05%, 03/05/31 (a)	4,455,000	4,577,531
3.63%, 06/17/31 (a)	4,625,000	4,239,654
6.05%, 11/05/31 (a)	5,885,000	6,028,907
6.53%, 03/19/32 (a)(c)	3,350,000	3,505,644
7.12%, 11/07/33 (a)	5,620,000	6,042,917
6.13%, 03/08/34 (a)	7,600,000	7,725,743
6.50%, 02/07/35 (a)	5,820,000	6,034,411
5.87%, 10/31/35 (a)(c)	4,755,000	4,703,523
General Motors Co.
5.60%, 10/15/32 (a)	5,750,000	6,017,544
5.00%, 04/01/35	3,345,000	3,283,241
6.25%, 04/15/35 (a)	2,330,000	2,473,457
General Motors Financial Co., Inc.
2.35%, 01/08/31 (a)	4,505,000	4,050,384
5.75%, 02/08/31 (a)	4,540,000	4,775,920
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 06/10/31 (a)	4,620,000	4,186,522
5.60%, 06/18/31 (a)	4,595,000	4,790,706
3.10%, 01/12/32 (a)	5,740,000	5,237,433
5.63%, 04/04/32 (a)	3,480,000	3,625,750
6.40%, 01/09/33 (a)	4,545,000	4,909,850
6.10%, 01/07/34 (a)	7,160,000	7,593,199
5.95%, 04/04/34 (a)	5,725,000	5,999,755
5.45%, 09/06/34 (a)	3,405,000	3,457,601
5.90%, 01/07/35 (a)	4,475,000	4,663,621
6.15%, 07/15/35 (a)	3,470,000	3,660,310
Genuine Parts Co.
2.75%, 02/01/32 (a)	2,235,000	1,979,550
6.88%, 11/01/33 (a)	1,800,000	2,002,621
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31 (a)	3,210,000	3,074,173
3.25%, 01/15/32 (a)	3,677,000	3,328,110
5.25%, 02/15/33 (a)	2,760,000	2,768,821
6.75%, 12/01/33 (a)	1,870,000	2,031,233
5.63%, 09/15/34 (a)	3,665,000	3,719,786
Home Depot, Inc.
1.38%, 03/15/31 (a)	5,810,000	5,048,039
4.85%, 06/25/31 (a)	4,625,000	4,784,129
1.88%, 09/15/31 (a)	4,645,000	4,091,801
3.25%, 04/15/32 (a)	5,765,000	5,429,828
4.50%, 09/15/32 (a)	5,560,000	5,632,647
4.95%, 06/25/34 (a)	7,860,000	8,039,431
4.65%, 09/15/35 (a)	4,590,000	4,552,428
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	3,395,000	3,104,651
5.34%, 07/08/35 (a)	4,510,000	4,610,849
Hyatt Hotels Corp.
5.38%, 12/15/31 (a)	2,135,000	2,199,360
5.75%, 03/30/32 (a)	2,270,000	2,382,502
5.50%, 06/30/34 (a)	1,550,000	1,600,891
5.40%, 12/15/35 (a)	1,850,000	1,857,259
Las Vegas Sands Corp.
6.20%, 08/15/34 (a)	2,265,000	2,385,144
Lear Corp.
2.60%, 01/15/32 (a)	1,855,000	1,650,191
LKQ Corp.
6.25%, 06/15/33 (a)(c)	2,670,000	2,861,384
Lowe's Cos., Inc.
4.25%, 03/15/31 (a)	5,095,000	5,076,033
2.63%, 04/01/31 (a)	6,725,000	6,172,071
3.75%, 04/01/32 (a)	6,905,000	6,624,194
4.50%, 10/15/32 (a)	5,990,000	5,963,272
5.00%, 04/15/33 (a)	5,585,000	5,724,669
5.15%, 07/01/33 (a)	4,580,000	4,732,979
4.85%, 10/15/35 (a)	5,530,000	5,488,098
5.50%, 10/15/35	1,970,000	2,058,240
Magna International, Inc.
5.50%, 03/21/33 (a)	2,255,000	2,363,586
5.88%, 06/01/35 (a)	1,960,000	2,079,595
Marriott International, Inc.
2.85%, 04/15/31 (a)	4,940,000	4,586,296
4.50%, 10/15/31 (a)	2,345,000	2,353,076
5.10%, 04/15/32 (a)	2,345,000	2,417,100
3.50%, 10/15/32 (a)	4,635,000	4,330,266
2.75%, 10/15/33 (a)	3,180,000	2,780,865
5.30%, 05/15/34 (a)	4,600,000	4,750,519
5.35%, 03/15/35 (a)	4,515,000	4,647,221
5.25%, 10/15/35 (a)	2,710,000	2,749,192
McDonald's Corp.
4.40%, 02/12/31 (a)	2,540,000	2,561,041
4.60%, 09/09/32 (a)	3,575,000	3,643,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 08/14/33 (a)	2,795,000	2,885,207
5.20%, 05/17/34 (a)	2,345,000	2,444,944
4.95%, 03/03/35 (a)	4,530,000	4,586,202
4.70%, 12/09/35 (a)	3,440,000	3,421,892
MercadoLibre, Inc.
3.13%, 01/14/31 (a)(c)	2,290,000	2,119,442
4.90%, 01/15/33 (a)	3,420,000	3,388,289
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	6,880,000	8,154,593
Meritage Homes Corp.
5.65%, 03/15/35 (a)	2,240,000	2,290,774
O'Reilly Automotive, Inc.
1.75%, 03/15/31 (a)	2,155,000	1,889,248
4.70%, 06/15/32 (a)	4,055,000	4,093,743
5.00%, 08/19/34 (a)	2,210,000	2,228,050
PACCAR Financial Corp.
5.00%, 03/22/34	1,820,000	1,884,945
PulteGroup, Inc.
7.88%, 06/15/32	1,365,000	1,601,892
6.38%, 05/15/33	1,850,000	2,031,045
6.00%, 02/15/35	1,430,000	1,538,730
Ralph Lauren Corp.
5.00%, 06/15/32 (a)	2,430,000	2,498,820
Rollins, Inc.
5.25%, 02/24/35 (a)	2,300,000	2,352,484
Ross Stores, Inc.
1.88%, 04/15/31 (a)	2,350,000	2,070,701
Sands China Ltd.
3.25%, 08/08/31 (a)(f)	2,715,000	2,504,634
Sekisui House U.S., Inc.
2.50%, 01/15/31 (a)	1,600,000	1,422,773
Starbucks Corp.
4.90%, 02/15/31 (a)	2,285,000	2,350,795
3.00%, 02/14/32 (a)	4,540,000	4,186,817
4.80%, 02/15/33 (a)	2,375,000	2,405,714
5.00%, 02/15/34 (a)	2,250,000	2,295,312
5.40%, 05/15/35 (a)(c)	2,240,000	2,329,414
Tapestry, Inc.
3.05%, 03/15/32 (a)	2,195,000	2,002,207
5.50%, 03/11/35 (a)	3,420,000	3,500,656
Target Corp.
4.50%, 09/15/32 (a)	4,620,000	4,668,802
6.35%, 11/01/32	1,450,000	1,610,815
4.40%, 01/15/33 (a)	2,275,000	2,276,182
4.50%, 09/15/34 (a)	3,345,000	3,313,711
5.00%, 04/15/35 (a)	4,635,000	4,703,276
TJX Cos., Inc.
1.60%, 05/15/31 (a)	2,295,000	2,016,592
Toll Brothers Finance Corp.
5.60%, 06/15/35 (a)(c)	2,325,000	2,407,361
Toyota Motor Corp.
2.36%, 03/25/31 (a)	2,140,000	1,962,469
5.12%, 07/13/33 (a)	2,350,000	2,443,546
5.05%, 06/30/35 (a)	2,335,000	2,402,589
Toyota Motor Credit Corp.
1.65%, 01/10/31	2,585,000	2,285,418
5.10%, 03/21/31	4,055,000	4,212,205
1.90%, 09/12/31	2,355,000	2,070,065
4.60%, 10/10/31	3,435,000	3,486,541
2.40%, 01/13/32 (c)	1,900,000	1,703,166
4.65%, 09/03/32	3,195,000	3,225,636
4.70%, 01/12/33	2,235,000	2,263,807
4.80%, 01/05/34	3,670,000	3,744,963
5.35%, 01/09/35	3,930,000	4,118,660
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tractor Supply Co.
5.25%, 05/15/33 (a)	3,445,000	3,565,584
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	4,500,000	4,480,738
4.80%, 09/15/34 (a)	7,025,000	7,012,506
4.80%, 09/15/35 (a)	5,575,000	5,538,189
VICI Properties LP
5.13%, 11/15/31 (a)	3,495,000	3,541,315
5.13%, 05/15/32 (a)	6,780,000	6,829,099
5.75%, 04/01/34 (a)	2,585,000	2,671,633
5.63%, 04/01/35 (a)	4,180,000	4,273,398
Walmart, Inc.
1.80%, 09/22/31 (a)	8,925,000	7,953,476
4.15%, 09/09/32 (a)	6,010,000	6,050,416
4.10%, 04/15/33 (a)	6,675,000	6,664,203
4.90%, 04/28/35 (a)	6,870,000	7,070,944
5.25%, 09/01/35	6,040,000	6,396,736
		696,362,327
Consumer Non-Cyclical 12.8%
AbbVie, Inc.
4.95%, 03/15/31 (a)	8,940,000	9,249,555
5.05%, 03/15/34 (a)	13,865,000	14,256,345
4.55%, 03/15/35 (a)	7,695,000	7,587,809
5.20%, 03/15/35 (a)	4,900,000	5,072,075
4.50%, 05/14/35 (a)	11,415,000	11,217,240
Adventist Health System
5.43%, 03/01/32 (a)	1,630,000	1,671,867
5.76%, 12/01/34 (a)	1,945,000	2,007,651
Agilent Technologies, Inc.
2.30%, 03/12/31 (a)	3,885,000	3,518,787
4.75%, 09/09/34 (a)	2,750,000	2,747,398
Altria Group, Inc.
2.45%, 02/04/32 (a)	8,000,000	7,079,250
6.88%, 11/01/33 (a)	2,480,000	2,803,883
5.63%, 02/06/35 (a)	2,255,000	2,345,142
5.25%, 08/06/35 (a)	2,610,000	2,644,107
Amgen, Inc.
2.30%, 02/25/31 (a)	5,725,000	5,193,306
2.00%, 01/15/32 (a)	4,565,000	3,980,335
3.35%, 02/22/32 (a)	4,740,000	4,468,096
4.20%, 03/01/33 (a)	3,410,000	3,334,906
5.25%, 03/02/33 (a)	19,345,000	20,042,832
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 01/23/31 (a)	3,450,000	3,576,874
5.00%, 06/15/34 (a)	4,570,000	4,727,174
5.88%, 06/15/35	1,455,000	1,586,852
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (a)	3,340,000	3,071,448
5.94%, 10/01/32	1,710,000	1,864,719
4.50%, 08/15/33 (a)	2,325,000	2,328,960
5.38%, 09/15/35	1,915,000	2,017,425
Ascension Health
4.92%, 11/15/35 (a)	3,700,000	3,708,878
Astrazeneca Finance LLC
4.90%, 02/26/31 (a)(c)	4,615,000	4,777,904
2.25%, 05/28/31 (a)	3,480,000	3,166,005
4.88%, 03/03/33 (a)	2,260,000	2,332,819
5.00%, 02/26/34 (a)	6,800,000	7,042,321
Banner Health
1.90%, 01/01/31 (a)	1,290,000	1,156,919
BAT Capital Corp.
5.83%, 02/20/31 (a)	3,875,000	4,115,095
2.73%, 03/25/31 (a)	5,740,000	5,291,242
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.74%, 03/16/32 (a)	4,195,000	4,235,939
5.35%, 08/15/32 (a)	4,620,000	4,805,785
7.75%, 10/19/32 (a)	2,760,000	3,228,905
4.63%, 03/22/33 (a)	3,410,000	3,390,233
6.42%, 08/02/33 (a)	5,540,000	6,117,765
6.00%, 02/20/34 (a)	3,850,000	4,126,629
5.63%, 08/15/35 (a)	4,570,000	4,763,794
Baxter International, Inc.
1.73%, 04/01/31 (a)	3,055,000	2,618,889
2.54%, 02/01/32 (a)	7,050,000	6,145,742
5.65%, 12/15/35 (a)	4,500,000	4,565,788
Becton Dickinson & Co.
1.96%, 02/11/31 (a)	4,695,000	4,179,227
4.30%, 08/22/32 (a)	2,310,000	2,275,791
5.11%, 02/08/34 (a)	2,485,000	2,538,545
Biogen, Inc.
5.05%, 01/15/31 (a)	1,880,000	1,940,773
5.75%, 05/15/35 (a)	2,945,000	3,103,367
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	3,705,000	3,499,497
Boston Scientific Corp.
6.25%, 11/15/35 (g)	1,645,000	1,849,109
Bristol-Myers Squibb Co.
5.75%, 02/01/31 (a)	4,770,000	5,105,951
5.10%, 02/22/31 (a)	5,710,000	5,952,663
2.95%, 03/15/32 (a)	7,990,000	7,407,873
5.90%, 11/15/33 (a)	3,340,000	3,649,682
5.20%, 02/22/34 (a)	11,185,000	11,636,724
Brown-Forman Corp.
4.75%, 04/15/33 (a)	3,015,000	3,058,692
Brunswick Corp.
2.40%, 08/18/31 (a)	2,540,000	2,225,393
4.40%, 09/15/32 (a)	2,060,000	1,966,792
Bunge Ltd. Finance Corp.
3.20%, 04/21/31 (a)	2,710,000	2,552,142
2.75%, 05/14/31 (a)	4,615,000	4,240,808
4.65%, 09/17/34 (a)	3,615,000	3,549,605
5.15%, 08/04/35 (a)	3,015,000	3,064,828
Campbell's Co.
4.55%, 03/21/31 (a)	2,665,000	2,654,682
5.40%, 03/21/34 (a)	4,590,000	4,678,657
4.75%, 03/23/35 (a)	3,670,000	3,551,885
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	2,220,000	2,309,222
5.35%, 11/15/34 (a)	4,630,000	4,775,534
5.15%, 09/15/35 (a)	1,850,000	1,882,275
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,385,000	1,248,544
Cencora, Inc.
2.70%, 03/15/31 (a)	4,560,000	4,205,528
5.13%, 02/15/34 (a)	2,270,000	2,329,821
5.15%, 02/15/35 (a)	3,195,000	3,269,240
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,855,000	1,649,503
5.60%, 11/15/32 (a)	2,350,000	2,499,191
Cigna Group
2.38%, 03/15/31 (a)	6,770,000	6,130,937
5.13%, 05/15/31 (a)	3,465,000	3,581,327
4.88%, 09/15/32 (a)	5,665,000	5,740,103
5.40%, 03/15/33 (a)	3,800,000	3,960,631
5.25%, 02/15/34 (a)	5,665,000	5,829,537
Clorox Co.
4.60%, 05/01/32 (a)	2,785,000	2,814,328
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Co.
2.00%, 03/05/31	3,370,000	3,055,273
1.38%, 03/15/31	5,895,000	5,173,815
2.25%, 01/05/32	9,200,000	8,317,508
5.00%, 05/13/34 (a)	4,650,000	4,849,784
4.65%, 08/14/34 (a)(c)	3,435,000	3,509,013
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	2,215,000	2,319,942
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	3,130,000	2,639,918
5.10%, 05/06/35 (a)	2,365,000	2,399,732
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	2,280,000	2,150,709
4.60%, 03/01/33 (a)	2,240,000	2,289,458
CommonSpirit Health
5.21%, 12/01/31 (a)	3,535,000	3,665,662
5.32%, 12/01/34 (a)	3,315,000	3,381,644
4.83%, 09/01/35 (a)	1,435,000	1,420,499
4.98%, 09/01/35 (a)	2,910,000	2,879,518
Conagra Brands, Inc.
5.75%, 08/01/35 (a)	2,330,000	2,381,425
Constellation Brands, Inc.
2.25%, 08/01/31 (a)	4,655,000	4,133,978
4.75%, 05/09/32 (a)	3,120,000	3,136,205
4.90%, 05/01/33 (a)	3,440,000	3,458,616
4.95%, 11/01/35 (a)	2,270,000	2,246,487
CVS Health Corp.
5.25%, 01/30/31 (a)	3,465,000	3,582,083
1.88%, 02/28/31 (a)	5,765,000	5,064,286
5.55%, 06/01/31 (a)	4,610,000	4,828,022
2.13%, 09/15/31 (a)	4,625,000	4,065,294
5.00%, 09/15/32 (a)	3,645,000	3,720,170
5.25%, 02/21/33 (a)	7,815,000	8,051,058
5.30%, 06/01/33 (a)	5,835,000	6,026,596
5.70%, 06/01/34 (a)	5,750,000	6,031,897
4.88%, 07/20/35 (a)	3,110,000	3,063,084
5.45%, 09/15/35 (a)	6,805,000	6,968,623
Diageo Capital PLC
2.13%, 04/29/32 (a)	3,270,000	2,848,331
5.50%, 01/24/33 (a)	3,445,000	3,632,391
5.63%, 10/05/33 (a)	4,285,000	4,563,804
Diageo Investment Corp.
5.63%, 04/15/35 (a)	3,415,000	3,618,963
7.45%, 04/15/35	2,005,000	2,415,850
Eli Lilly & Co.
4.25%, 03/15/31 (a)	3,600,000	3,628,197
4.90%, 02/12/32 (a)	4,585,000	4,748,531
4.55%, 10/15/32 (a)	4,690,000	4,759,298
4.70%, 02/27/33 (a)	4,490,000	4,589,570
4.70%, 02/09/34 (a)	6,780,000	6,874,386
4.60%, 08/14/34 (a)	5,835,000	5,856,522
5.10%, 02/12/35 (a)	5,535,000	5,726,622
4.90%, 10/15/35 (a)	5,755,000	5,857,302
Estee Lauder Cos., Inc.
1.95%, 03/15/31 (a)	2,655,000	2,369,771
4.65%, 05/15/33 (a)	3,280,000	3,302,595
5.00%, 02/14/34 (a)	3,020,000	3,068,204
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	2,350,000	2,078,846
5.75%, 03/15/35 (a)	2,225,000	2,233,343
GE HealthCare Technologies, Inc.
4.80%, 01/15/31 (a)	3,070,000	3,127,706
5.91%, 11/22/32 (a)	8,120,000	8,750,644
5.50%, 06/15/35 (a)	3,935,000	4,091,659
4.95%, 12/15/35 (a)	2,980,000	2,978,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
2.25%, 10/14/31 (a)	2,440,000	2,168,070
4.95%, 03/29/33 (a)	4,600,000	4,668,890
5.25%, 01/30/35 (a)(c)	3,400,000	3,472,312
Gilead Sciences, Inc.
5.25%, 10/15/33 (a)	4,560,000	4,794,885
5.10%, 06/15/35 (a)	4,545,000	4,661,239
4.60%, 09/01/35 (a)	4,635,000	4,587,101
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	2,350,000	2,486,009
4.88%, 04/15/35 (a)	3,465,000	3,503,782
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	9,050,000	8,622,636
Hasbro, Inc.
6.05%, 05/14/34 (a)	2,310,000	2,454,027
HCA, Inc.
5.45%, 04/01/31 (a)	7,970,000	8,318,305
2.38%, 07/15/31 (a)	3,995,000	3,581,544
5.50%, 03/01/32 (a)	3,460,000	3,609,120
3.63%, 03/15/32 (a)	9,080,000	8,585,393
4.60%, 11/15/32 (a)	4,505,000	4,471,058
5.50%, 06/01/33 (a)	5,670,000	5,901,690
5.60%, 04/01/34 (a)	5,965,000	6,227,586
5.45%, 09/15/34 (a)	5,715,000	5,886,489
5.75%, 03/01/35 (a)	6,855,000	7,198,579
4.90%, 11/15/35 (a)	4,600,000	4,539,972
Hershey Co.
4.95%, 02/24/32 (a)	2,290,000	2,375,277
4.50%, 05/04/33 (a)	1,890,000	1,899,200
5.10%, 02/24/35 (a)	2,265,000	2,330,962
Icon Investments Six DAC
6.00%, 05/08/34 (a)	2,190,000	2,318,693
Illumina, Inc.
2.55%, 03/23/31 (a)	2,355,000	2,136,578
J.M. Smucker Co.
2.13%, 03/15/32 (a)	1,790,000	1,550,559
6.20%, 11/15/33 (a)	4,510,000	4,891,152
4.25%, 03/15/35	2,910,000	2,746,418
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%, 12/01/31 (a)	2,155,000	2,045,177
3.63%, 01/15/32 (a)	4,350,000	4,077,849
3.00%, 05/15/32 (a)	4,505,000	4,044,839
5.75%, 04/01/33 (a)	7,555,000	7,890,907
6.75%, 03/15/34 (a)	6,870,000	7,583,768
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(e)	4,645,000	4,884,777
Johnson & Johnson
4.90%, 06/01/31 (a)	5,350,000	5,586,269
4.85%, 03/01/32 (a)	5,860,000	6,085,072
4.95%, 05/15/33	2,320,000	2,446,670
4.38%, 12/05/33 (a)	3,845,000	3,901,986
4.95%, 06/01/34 (a)(c)	3,930,000	4,128,221
5.00%, 03/01/35 (a)(c)	5,695,000	5,935,990
Kellanova
7.45%, 04/01/31	2,780,000	3,181,188
5.25%, 03/01/33 (a)	1,825,000	1,894,662
Kenvue, Inc.
4.85%, 05/22/32 (a)	3,430,000	3,508,027
4.90%, 03/22/33 (a)	5,725,000	5,845,204
Keurig Dr. Pepper, Inc.
2.25%, 03/15/31 (a)	2,330,000	2,077,854
5.20%, 03/15/31 (a)	2,260,000	2,323,018
4.05%, 04/15/32 (a)	3,910,000	3,763,653
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 03/15/34 (a)	3,000,000	3,062,892
5.15%, 05/15/35 (a)	2,300,000	2,307,622
Kimberly-Clark Corp.
2.00%, 11/02/31 (a)	2,680,000	2,415,731
4.50%, 02/16/33 (a)	1,625,000	1,648,130
Kraft Heinz Foods Co.
4.25%, 03/01/31 (a)	1,710,000	1,691,949
5.20%, 03/15/32 (a)	2,280,000	2,346,786
6.75%, 03/15/32	1,510,000	1,667,184
5.40%, 03/15/35 (a)	2,220,000	2,284,486
5.00%, 07/15/35 (a)	2,860,000	2,851,852
Kroger Co.
1.70%, 01/15/31 (a)	2,285,000	2,014,322
7.50%, 04/01/31	1,995,000	2,275,315
5.00%, 09/15/34 (a)	9,995,000	10,060,942
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (a)	2,315,000	2,125,997
4.55%, 04/01/32 (a)	2,330,000	2,329,573
4.80%, 10/01/34 (a)	3,885,000	3,853,702
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	2,280,000	2,015,065
4.95%, 04/15/33 (a)	2,295,000	2,331,323
4.70%, 10/15/34 (a)	2,365,000	2,334,104
McKesson Corp.
4.95%, 05/30/32 (a)	3,015,000	3,099,792
5.10%, 07/15/33 (a)	2,710,000	2,802,510
5.25%, 05/30/35 (a)	3,235,000	3,343,507
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	4,430,000	4,446,791
Medtronic, Inc.
4.38%, 03/15/35	8,875,000	8,723,829
Merck & Co., Inc.
4.15%, 03/15/31 (a)	4,580,000	4,566,832
2.15%, 12/10/31 (a)	8,955,000	7,973,335
4.55%, 09/15/32 (a)	4,800,000	4,858,096
4.45%, 12/04/32 (a)	4,610,000	4,619,438
4.50%, 05/17/33 (a)	6,865,000	6,934,254
6.50%, 12/01/33 (g)	2,920,000	3,303,725
4.95%, 09/15/35 (a)	7,875,000	8,002,740
4.75%, 12/04/35 (a)	6,890,000	6,875,665
Mondelez International, Inc.
1.50%, 02/04/31 (a)	2,405,000	2,095,134
3.00%, 03/17/32 (a)	3,280,000	3,010,760
1.88%, 10/15/32 (a)	2,920,000	2,515,796
4.75%, 08/28/34 (a)	2,380,000	2,372,100
5.13%, 05/06/35 (a)	1,700,000	1,740,443
Novartis Capital Corp.
4.00%, 09/18/31 (a)	4,040,000	4,021,208
4.30%, 11/05/32 (a)	4,235,000	4,218,500
4.20%, 09/18/34 (a)	4,950,000	4,843,975
4.60%, 11/05/35 (a)	4,235,000	4,197,753
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,475,000	1,271,031
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,425,000	1,281,063
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	1,770,000	1,849,295
PeaceHealth Obligated Group
4.86%, 11/15/32 (a)	1,920,000	1,937,570
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	2,345,000	2,369,547
PepsiCo, Inc.
1.40%, 02/25/31 (a)	3,510,000	3,077,734
1.95%, 10/21/31 (a)	5,790,000	5,150,508
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 07/18/32 (a)	5,630,000	5,535,655
4.65%, 07/23/32 (a)	3,875,000	3,952,257
4.45%, 02/15/33 (a)	4,645,000	4,729,073
4.80%, 07/17/34 (a)	2,845,000	2,907,363
5.00%, 02/07/35 (a)	5,535,000	5,704,233
5.00%, 07/23/35 (a)	5,785,000	5,914,705
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	22,950,000	23,214,148
Pfizer, Inc.
1.75%, 08/18/31 (a)	4,635,000	4,095,582
4.50%, 11/15/32 (a)	5,630,000	5,643,587
4.88%, 11/15/35 (a)	5,780,000	5,804,600
Philip Morris International, Inc.
5.13%, 02/13/31 (a)	5,800,000	6,012,398
4.75%, 11/01/31 (a)	3,445,000	3,519,684
4.25%, 10/29/32 (a)	3,855,000	3,794,931
5.75%, 11/17/32 (a)	6,755,000	7,223,126
5.38%, 02/15/33 (a)	10,145,000	10,617,841
5.63%, 09/07/33 (a)	4,660,000	4,944,781
5.25%, 02/13/34 (a)	8,000,000	8,273,503
4.90%, 11/01/34 (a)	3,750,000	3,783,898
4.88%, 04/30/35 (a)	2,855,000	2,867,946
4.63%, 10/29/35 (a)	3,910,000	3,826,943
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,425,000	1,235,818
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	4,550,000	4,431,137
3.50%, 03/01/32 (a)	4,030,000	3,723,532
6.25%, 07/01/33 (a)	4,505,000	4,813,429
6.88%, 05/15/34 (a)	2,415,000	2,675,572
Polaris, Inc.
5.60%, 03/01/31 (a)	2,330,000	2,356,294
Procter & Gamble Co.
1.95%, 04/23/31	4,585,000	4,145,391
2.30%, 02/01/32	3,845,000	3,514,104
4.10%, 11/03/32	3,500,000	3,482,157
4.05%, 01/26/33	3,740,000	3,741,109
4.55%, 01/29/34	3,275,000	3,328,308
5.80%, 08/15/34	1,840,000	2,010,742
4.55%, 10/24/34	2,425,000	2,457,418
4.60%, 05/01/35	2,555,000	2,596,118
4.35%, 11/03/35	2,385,000	2,355,739
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (a)	1,915,000	1,982,353
5.40%, 10/01/33 (a)	2,610,000	2,691,832
Quest Diagnostics, Inc.
2.80%, 06/30/31 (a)	2,710,000	2,499,179
6.40%, 11/30/33 (a)	3,290,000	3,645,020
5.00%, 12/15/34 (a)	3,810,000	3,858,160
Revvity, Inc.
2.55%, 03/15/31 (a)	1,840,000	1,665,001
2.25%, 09/15/31 (a)	2,330,000	2,053,293
Reynolds American, Inc.
5.70%, 08/15/35 (a)	3,480,000	3,637,633
Royalty Pharma PLC
4.45%, 03/25/31 (a)	2,765,000	2,758,108
2.15%, 09/02/31 (a)	2,715,000	2,389,663
5.40%, 09/02/34 (a)	2,240,000	2,296,572
5.20%, 09/25/35 (a)	4,170,000	4,196,845
Sanofi SA
4.20%, 11/03/32 (a)	5,400,000	5,392,812
Smith & Nephew PLC
5.40%, 03/20/34 (a)	2,970,000	3,069,764
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solventum Corp.
5.45%, 03/13/31 (a)	4,560,000	4,757,945
5.60%, 03/23/34 (a)	7,645,000	7,965,025
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	3,135,000	2,893,114
Stryker Corp.
4.63%, 09/11/34 (a)	3,565,000	3,546,102
5.20%, 02/10/35 (a)	4,645,000	4,774,143
Sutter Health
5.21%, 08/15/32 (a)	2,330,000	2,416,481
5.16%, 08/15/33 (a)	1,610,000	1,658,041
5.54%, 08/15/35 (a)	3,725,000	3,892,878
Sysco Corp.
2.45%, 12/14/31 (a)	2,145,000	1,923,248
6.00%, 01/17/34 (a)	2,280,000	2,466,677
5.40%, 03/23/35 (a)	2,470,000	2,561,301
5.38%, 09/21/35	1,800,000	1,858,629
Takeda Pharmaceutical Co. Ltd.
5.30%, 07/05/34 (a)	5,120,000	5,287,267
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	7,555,000	7,698,371
Thermo Fisher Scientific, Inc.
4.20%, 03/01/31 (a)	2,200,000	2,199,557
2.00%, 10/15/31 (a)	5,572,000	4,972,574
4.47%, 10/07/32 (a)	3,490,000	3,501,657
4.95%, 11/21/32 (a)	2,684,000	2,774,186
5.09%, 08/10/33 (a)	4,599,000	4,775,049
5.20%, 01/31/34 (a)	2,300,000	2,395,487
4.79%, 10/07/35 (a)	3,480,000	3,493,531
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	4,190,000	4,423,714
4.88%, 08/15/34 (a)	2,190,000	2,186,053
Unilever Capital Corp.
1.75%, 08/12/31 (a)	4,030,000	3,553,360
5.90%, 11/15/32	4,555,000	4,976,240
5.00%, 12/08/33 (a)	3,635,000	3,768,597
4.63%, 08/12/34 (a)	4,450,000	4,483,444
Universal Health Services, Inc.
2.65%, 01/15/32 (a)	2,340,000	2,067,836
5.05%, 10/15/34 (a)	2,295,000	2,255,282
UPMC
5.04%, 05/15/33 (a)	2,340,000	2,390,571
Wyeth LLC
6.50%, 02/01/34	3,385,000	3,803,689
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	3,435,000	3,107,419
5.20%, 09/15/34 (a)	3,230,000	3,296,297
5.50%, 02/19/35 (a)	2,770,000	2,876,272
Zoetis, Inc.
5.60%, 11/16/32 (a)	3,490,000	3,711,280
5.00%, 08/17/35 (a)	4,520,000	4,572,179
		1,253,789,953
Energy 6.7%
APA Corp.
6.10%, 02/15/35 (a)	1,595,000	1,641,209
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	2,200,000	2,082,325
3.60%, 09/01/32 (a)	2,235,000	2,087,653
5.63%, 08/01/34 (a)	2,880,000	3,014,438
BP Capital Markets America, Inc.
2.72%, 01/12/32 (a)	9,120,000	8,320,260
4.81%, 02/13/33 (a)	10,205,000	10,348,042
4.89%, 09/11/33 (a)	6,875,000	6,997,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.99%, 04/10/34 (a)	4,602,000	4,696,378
5.23%, 11/17/34 (a)	8,940,000	9,231,103
Burlington Resources LLC
7.20%, 08/15/31	2,085,000	2,372,207
Canadian Natural Resources Ltd.
7.20%, 01/15/32	1,885,000	2,118,747
6.45%, 06/30/33	1,870,000	2,019,723
5.40%, 12/15/34 (a)	3,480,000	3,543,557
5.85%, 02/01/35	1,435,000	1,498,673
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	2,280,000	2,274,272
2.65%, 01/15/32 (a)	2,280,000	2,027,421
Cheniere Energy Partners LP
4.00%, 03/01/31 (a)	6,905,000	6,729,215
3.25%, 01/31/32 (a)	5,510,000	5,085,803
5.95%, 06/30/33 (a)	6,440,000	6,839,687
5.75%, 08/15/34 (a)	5,520,000	5,770,614
5.55%, 10/30/35 (a)(e)	4,540,000	4,651,861
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	6,625,000	6,878,749
Chevron USA, Inc.
4.82%, 04/15/32 (a)	2,970,000	3,056,887
4.50%, 10/15/32 (a)	5,660,000	5,717,259
4.98%, 04/15/35 (a)	3,335,000	3,420,229
4.85%, 10/15/35 (a)	4,240,000	4,294,261
ConocoPhillips
5.90%, 10/15/32	2,420,000	2,629,872
ConocoPhillips Co.
4.85%, 01/15/32 (a)	2,880,000	2,961,568
5.05%, 09/15/33 (a)	4,570,000	4,705,642
5.00%, 01/15/35 (a)	5,680,000	5,768,093
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	2,285,000	2,358,584
5.40%, 02/15/35 (a)	3,465,000	3,518,366
DCP Midstream Operating LP
3.25%, 02/15/32 (a)	1,870,000	1,722,374
Devon Energy Corp.
7.88%, 09/30/31	3,155,000	3,649,849
7.95%, 04/15/32	1,680,000	1,963,011
5.20%, 09/15/34 (a)	5,575,000	5,555,354
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	3,640,000	3,404,175
6.25%, 03/15/33 (a)	5,050,000	5,449,065
5.40%, 04/18/34 (a)	5,965,000	6,111,917
5.55%, 04/01/35 (a)	5,410,000	5,567,501
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	3,125,000	3,304,068
Enbridge, Inc.
4.50%, 02/15/31 (a)	2,250,000	2,248,369
5.70%, 03/08/33 (a)	10,390,000	10,954,949
2.50%, 08/01/33 (a)	4,585,000	3,943,321
5.63%, 04/05/34 (a)	5,610,000	5,861,983
5.55%, 06/20/35 (a)	4,025,000	4,172,310
5.20%, 11/20/35 (a)	2,385,000	2,407,246
7.20%, 06/27/54 (a)(b)	3,190,000	3,384,043
Energy Transfer LP
5.75%, 02/15/33 (a)	6,890,000	7,237,791
6.55%, 12/01/33 (a)	6,995,000	7,675,853
5.55%, 05/15/34 (a)	5,750,000	5,915,943
5.60%, 09/01/34 (a)	5,695,000	5,864,958
4.90%, 03/15/35 (a)	2,460,000	2,405,759
5.70%, 04/01/35 (a)	5,845,000	6,056,987
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enterprise Products Operating LLC
4.60%, 01/15/31 (a)	5,860,000	5,936,120
5.35%, 01/31/33 (a)	4,630,000	4,838,686
6.88%, 03/01/33	2,530,000	2,869,880
4.85%, 01/31/34 (a)	4,560,000	4,611,029
6.65%, 10/15/34	1,765,000	1,990,530
4.95%, 02/15/35 (a)	5,110,000	5,176,202
EOG Resources, Inc.
4.40%, 01/15/31 (a)	3,370,000	3,383,635
5.00%, 07/15/32 (a)	5,745,000	5,885,189
3.90%, 04/01/35 (a)	2,270,000	2,114,914
EQT Corp.
4.75%, 01/15/31 (a)	4,950,000	4,984,814
5.75%, 02/01/34 (a)	3,455,000	3,613,102
Expand Energy Corp.
4.75%, 02/01/32 (a)	5,240,000	5,177,394
5.70%, 01/15/35 (a)	3,475,000	3,598,708
Halliburton Co.
4.85%, 11/15/35 (a)	4,650,000	4,596,576
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	2,450,000	2,189,380
5.50%, 12/01/34 (a)(c)	2,570,000	2,537,315
Hess Corp.
7.30%, 08/15/31	2,805,000	3,225,209
7.13%, 03/15/33	2,735,000	3,170,664
HF Sinclair Corp.
5.75%, 01/15/31 (a)	2,870,000	2,966,968
5.50%, 09/01/32 (a)	2,315,000	2,349,297
6.25%, 01/15/35 (a)	3,495,000	3,651,833
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,525,000	1,722,716
7.75%, 03/15/32	1,395,000	1,627,323
7.30%, 08/15/33	2,310,000	2,659,513
5.80%, 03/15/35	2,395,000	2,518,412
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	3,480,000	3,110,171
7.80%, 08/01/31	2,555,000	2,961,438
7.75%, 01/15/32	4,605,000	5,352,555
4.80%, 02/01/33 (a)	3,469,000	3,480,727
5.20%, 06/01/33 (a)	6,770,000	6,970,697
5.40%, 02/01/34 (a)	4,505,000	4,654,450
5.30%, 12/01/34 (a)	3,430,000	3,501,997
5.85%, 06/01/35 (a)	3,250,000	3,440,608
Marathon Petroleum Corp.
5.70%, 03/01/35 (a)	4,105,000	4,233,881
MPLX LP
4.80%, 02/15/31 (a)	5,695,000	5,759,965
4.95%, 09/01/32 (a)	4,540,000	4,575,790
5.00%, 01/15/33 (a)	3,410,000	3,424,051
5.00%, 03/01/33 (a)	4,995,000	5,020,796
5.50%, 06/01/34 (a)	7,595,000	7,753,511
5.40%, 04/01/35 (a)	4,650,000	4,687,158
5.40%, 09/15/35 (a)	6,820,000	6,875,886
National Fuel Gas Co.
2.95%, 03/01/31 (a)	2,245,000	2,050,313
5.95%, 03/15/35 (a)	2,265,000	2,373,422
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	5,250,000	5,545,065
7.50%, 05/01/31	4,220,000	4,744,927
7.88%, 09/15/31	2,390,000	2,736,582
5.38%, 01/01/32 (a)	4,610,000	4,710,970
5.55%, 10/01/34 (a)(c)	5,400,000	5,500,340
ONEOK, Inc.
6.35%, 01/15/31 (a)	2,735,000	2,937,922
4.75%, 10/15/31 (a)	5,910,000	5,943,485
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/15/32 (a)	3,310,000	3,326,573
6.10%, 11/15/32 (a)	3,455,000	3,701,971
6.05%, 09/01/33 (a)	6,900,000	7,346,541
5.65%, 09/01/34 (a)	2,215,000	2,294,255
5.05%, 11/01/34 (a)	7,265,000	7,214,710
6.00%, 06/15/35	1,885,000	1,996,036
5.40%, 10/15/35 (a)	4,555,000	4,607,541
Ovintiv, Inc.
7.20%, 11/01/31	1,640,000	1,812,633
7.38%, 11/01/31	2,300,000	2,568,644
6.25%, 07/15/33 (a)	2,785,000	2,959,049
6.50%, 08/15/34	2,755,000	2,963,613
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	1,875,000	2,006,559
Phillips 66
4.65%, 11/15/34 (a)	4,690,000	4,597,513
Phillips 66 Co.
5.25%, 06/15/31 (a)	5,470,000	5,688,524
5.30%, 06/30/33 (a)	4,225,000	4,364,213
4.95%, 03/15/35 (a)	2,760,000	2,747,063
5.88%, 03/15/56 (a)(b)	4,400,000	4,349,998
Pioneer Natural Resources Co.
2.15%, 01/15/31 (a)	4,540,000	4,123,262
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	4,630,000	4,826,629
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/31 (a)	4,465,000	4,493,491
5.70%, 09/15/34 (a)	2,955,000	3,052,316
Shell Finance U.S., Inc.
4.13%, 05/11/35	5,405,000	5,196,678
Shell International Finance BV
4.13%, 05/11/35	1,370,000	1,363,015
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	5,725,000	5,788,828
Suncor Energy, Inc.
7.15%, 02/01/32	2,320,000	2,607,966
5.95%, 12/01/34	2,205,000	2,335,579
Targa Resources Corp.
4.20%, 02/01/33 (a)	3,375,000	3,232,481
6.13%, 03/15/33 (a)	4,130,000	4,420,781
6.50%, 03/30/34 (a)	4,610,000	5,040,554
5.50%, 02/15/35 (a)	4,455,000	4,568,529
5.55%, 08/15/35 (a)	4,585,000	4,697,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (a)	4,612,000	4,644,186
4.00%, 01/15/32 (a)	4,585,000	4,381,224
Texas Eastern Transmission LP
7.00%, 07/15/32	2,085,000	2,341,657
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	5,670,000	5,894,423
4.72%, 09/10/34 (a)	3,475,000	3,507,667
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (a)	5,695,000	5,556,949
5.60%, 03/31/34	1,665,000	1,733,282
Valero Energy Corp.
2.80%, 12/01/31 (a)	2,140,000	1,952,764
7.50%, 04/15/32	3,380,000	3,875,310
Viper Energy Partners LLC
5.70%, 08/01/35 (a)	5,025,000	5,112,736
Western Midstream Operating LP
4.80%, 03/01/31 (a)	2,620,000	2,619,584
6.15%, 04/01/33 (a)	3,455,000	3,666,539
5.45%, 11/15/34 (a)	3,705,000	3,736,211
5.50%, 12/15/35 (a)	2,750,000	2,741,270
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Cos., Inc.
7.50%, 01/15/31	1,470,000	1,670,873
2.60%, 03/15/31 (a)	6,855,000	6,265,138
8.75%, 03/15/32	2,050,000	2,489,982
4.65%, 08/15/32 (a)	4,620,000	4,633,029
5.65%, 03/15/33 (a)	3,430,000	3,611,383
5.15%, 03/15/34 (a)	5,985,000	6,095,588
5.60%, 03/15/35 (a)	4,565,000	4,745,764
5.30%, 09/30/35 (a)	3,360,000	3,422,731
Woodside Finance Ltd.
5.70%, 05/19/32 (a)	2,450,000	2,551,090
5.10%, 09/12/34 (a)	5,760,000	5,697,625
6.00%, 05/19/35 (a)	5,700,000	5,940,688
		662,439,671
Industrial Other 0.4%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,985,000	3,114,634
5.95%, 04/15/35 (a)	2,970,000	3,082,778
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	3,660,000	3,582,898
Cornell University
4.84%, 06/15/34 (a)	2,305,000	2,347,150
4.73%, 06/15/35 (a)	2,270,000	2,278,665
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	2,274,000	2,398,029
Johns Hopkins University
4.71%, 07/01/32 (a)	1,384,000	1,408,417
Leland Stanford Junior University
4.68%, 03/01/35 (a)	1,505,000	1,519,248
Northwestern University
4.94%, 12/01/35 (a)	2,350,000	2,400,508
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	3,430,000	3,464,830
Quanta Services, Inc.
4.50%, 01/15/31 (a)	2,320,000	2,323,711
2.35%, 01/15/32 (a)	2,410,000	2,124,996
5.25%, 08/09/34 (a)	3,075,000	3,162,288
5.10%, 08/09/35 (a)	2,255,000	2,262,403
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)(c)	1,580,000	1,551,418
Yale University
4.70%, 04/15/32 (a)	1,820,000	1,875,683
		38,897,656
Technology 9.8%
Accenture Capital, Inc.
4.25%, 10/04/31 (a)	5,510,000	5,515,459
4.50%, 10/04/34 (a)	6,990,000	6,896,383
Adobe, Inc.
4.95%, 04/04/34 (a)	3,395,000	3,510,180
5.30%, 01/17/35 (a)	2,300,000	2,425,478
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	2,335,000	2,289,746
Alphabet, Inc.
4.38%, 11/15/32 (a)	5,770,000	5,791,467
4.50%, 05/15/35 (a)	5,800,000	5,773,471
4.70%, 11/15/35 (a)	16,000,000	16,016,109
Analog Devices, Inc.
2.10%, 10/01/31 (a)	5,110,000	4,542,536
5.05%, 04/01/34 (a)	2,975,000	3,078,709
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Apple, Inc.
1.65%, 02/08/31 (a)	12,555,000	11,202,574
1.70%, 08/05/31 (a)	4,645,000	4,116,421
4.50%, 05/12/32 (a)	4,485,000	4,588,156
3.35%, 08/08/32 (a)	6,835,000	6,548,445
4.30%, 05/10/33 (a)	4,565,000	4,631,932
4.75%, 05/12/35 (a)	4,590,000	4,708,681
Applied Materials, Inc.
4.00%, 01/15/31 (a)	2,540,000	2,527,533
5.10%, 10/01/35 (a)(c)	2,295,000	2,367,548
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	2,370,000	2,120,296
5.88%, 04/10/34 (a)	2,220,000	2,318,593
Atlassian Corp.
5.50%, 05/15/34 (a)	2,365,000	2,449,294
Autodesk, Inc.
2.40%, 12/15/31 (a)	4,920,000	4,378,744
5.30%, 06/15/35 (a)	2,360,000	2,423,749
Automatic Data Processing, Inc.
4.75%, 05/08/32 (a)	4,540,000	4,655,329
4.45%, 09/09/34 (a)	4,595,000	4,585,010
Avnet, Inc.
3.00%, 05/15/31 (a)	1,475,000	1,331,748
5.50%, 06/01/32 (a)	1,235,000	1,253,250
Baidu, Inc.
2.38%, 08/23/31 (a)(c)	3,305,000	3,007,772
Broadcom, Inc.
2.45%, 02/15/31 (a)	12,545,000	11,477,762
5.15%, 11/15/31 (a)	6,865,000	7,123,073
4.55%, 02/15/32 (a)	4,025,000	4,038,900
4.15%, 04/15/32 (a)(e)	5,505,000	5,388,546
5.20%, 04/15/32 (a)	5,040,000	5,232,833
4.90%, 07/15/32 (a)	7,995,000	8,167,061
4.30%, 11/15/32 (a)	9,140,000	9,019,245
2.60%, 02/15/33 (a)	7,995,000	7,050,456
3.42%, 04/15/33 (a)	10,435,000	9,665,033
3.47%, 04/15/34 (a)	14,775,000	13,502,816
4.80%, 10/15/34 (a)	8,025,000	8,039,020
5.20%, 07/15/35 (a)	11,520,000	11,815,304
3.14%, 11/15/35 (a)(e)	14,935,000	12,872,557
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31 (a)	4,550,000	4,136,986
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	4,545,000	4,548,821
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	4,625,000	4,307,110
5.55%, 08/22/34 (a)	2,725,000	2,779,903
CGI, Inc.
2.30%, 09/14/31 (a)	1,860,000	1,650,918
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	11,470,000	11,894,588
4.95%, 02/24/32 (a)	4,575,000	4,724,976
5.05%, 02/26/34 (a)	11,425,000	11,768,041
5.10%, 02/24/35 (a)	5,600,000	5,761,881
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	2,550,000	2,600,096
Dell International LLC/EMC Corp.
4.50%, 02/15/31 (a)	5,440,000	5,436,836
5.30%, 04/01/32 (a)	4,615,000	4,747,953
4.75%, 10/06/32 (a)	5,815,000	5,810,830
5.75%, 02/01/33 (a)	4,675,000	4,932,239
5.40%, 04/15/34 (a)	4,535,000	4,662,681
4.85%, 02/01/35 (a)	3,670,000	3,623,256
5.50%, 04/01/35 (a)	4,555,000	4,695,274
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equifax, Inc.
2.35%, 09/15/31 (a)	4,475,000	3,981,968
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	3,440,000	3,563,351
Equinix, Inc.
2.50%, 05/15/31 (a)	4,580,000	4,148,874
3.90%, 04/15/32 (a)	5,495,000	5,286,067
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	2,325,000	2,162,010
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	3,855,000	3,444,948
5.10%, 07/15/32 (a)	3,525,000	3,604,730
Fiserv, Inc.
4.55%, 02/15/31 (a)	4,415,000	4,380,129
5.35%, 03/15/31 (a)	2,290,000	2,350,926
5.60%, 03/02/33 (a)	4,095,000	4,231,642
5.63%, 08/21/33 (a)	5,990,000	6,177,539
5.45%, 03/15/34 (a)	3,350,000	3,400,166
5.15%, 08/12/34 (a)	4,110,000	4,083,876
5.25%, 08/11/35 (a)	4,690,000	4,684,458
Flex Ltd.
5.25%, 01/15/32 (a)	2,930,000	2,987,907
5.38%, 11/13/35 (a)	2,805,000	2,801,461
Fortinet, Inc.
2.20%, 03/15/31 (a)	2,355,000	2,113,767
Gartner, Inc.
4.95%, 03/20/31 (a)	1,580,000	1,587,301
5.60%, 11/20/35 (a)	2,030,000	2,031,831
Global Payments, Inc.
2.90%, 11/15/31 (a)	3,500,000	3,138,296
5.40%, 08/15/32 (a)	3,500,000	3,561,697
5.20%, 11/15/32 (a)	4,640,000	4,644,685
5.55%, 11/15/35 (a)	7,820,000	7,779,292
Hewlett Packard Enterprise Co.
4.85%, 10/15/31 (a)	5,755,000	5,811,580
5.00%, 10/15/34 (a)	9,105,000	9,039,092
6.20%, 10/15/35 (a)	3,400,000	3,681,520
HP, Inc.
2.65%, 06/17/31 (a)	4,455,000	4,017,852
4.20%, 04/15/32 (a)	3,085,000	2,996,431
5.50%, 01/15/33 (a)	4,990,000	5,152,744
6.10%, 04/25/35 (a)(c)	2,370,000	2,505,371
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	1,920,000	1,956,202
4.90%, 02/05/34 (a)	4,505,000	4,549,603
Intel Corp.
5.00%, 02/21/31 (a)	2,320,000	2,374,150
2.00%, 08/12/31 (a)	5,660,000	4,965,369
4.15%, 08/05/32 (a)	5,665,000	5,467,379
4.00%, 12/15/32	3,800,000	3,628,507
5.20%, 02/10/33 (a)	10,240,000	10,441,216
5.15%, 02/21/34 (a)(c)	4,160,000	4,213,448
International Business Machines Corp.
2.72%, 02/09/32 (a)	2,315,000	2,098,491
5.00%, 02/10/32 (a)	4,035,000	4,145,905
4.40%, 07/27/32 (a)	3,480,000	3,474,325
5.88%, 11/29/32	3,175,000	3,424,690
4.75%, 02/06/33 (a)	3,355,000	3,409,590
5.20%, 02/10/35 (a)	4,195,000	4,303,829
Intuit, Inc.
5.20%, 09/15/33 (a)	5,740,000	6,001,329
Jabil, Inc.
3.00%, 01/15/31 (a)	2,630,000	2,450,681
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
4.95%, 10/15/34 (a)	2,775,000	2,799,787
KLA Corp.
4.65%, 07/15/32 (a)	4,575,000	4,646,327
4.70%, 02/01/34 (a)	2,350,000	2,363,287
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,875,000	2,626,426
6.35%, 02/20/34 (a)	2,295,000	2,434,749
Leidos, Inc.
2.30%, 02/15/31 (a)	4,490,000	4,038,228
5.40%, 03/15/32 (a)	2,315,000	2,409,328
5.75%, 03/15/33 (a)	3,515,000	3,726,914
5.50%, 03/15/35 (a)	2,355,000	2,448,815
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	3,440,000	3,188,325
5.95%, 09/15/33 (a)	2,300,000	2,461,639
5.45%, 07/15/35 (a)	2,325,000	2,396,725
Mastercard, Inc.
1.90%, 03/15/31 (a)	2,660,000	2,387,336
2.00%, 11/18/31 (a)	3,530,000	3,146,839
4.35%, 01/15/32 (a)	5,260,000	5,292,564
4.95%, 03/15/32 (a)	2,375,000	2,462,971
4.85%, 03/09/33 (a)	3,415,000	3,512,428
4.88%, 05/09/34 (a)	4,515,000	4,634,649
4.55%, 01/15/35 (a)	4,985,000	4,989,261
Micron Technology, Inc.
5.30%, 01/15/31 (a)	4,530,000	4,693,257
2.70%, 04/15/32 (a)	4,545,000	4,079,492
5.65%, 11/01/32 (a)	2,370,000	2,494,122
5.88%, 02/09/33 (a)	3,410,000	3,628,496
5.88%, 09/15/33 (a)	4,095,000	4,352,265
5.80%, 01/15/35 (a)	4,475,000	4,719,227
6.05%, 11/01/35 (a)	5,780,000	6,171,711
Microsoft Corp.
3.50%, 02/12/35 (a)(c)	7,090,000	6,686,451
4.20%, 11/03/35 (a)	3,340,000	3,330,751
Moody's Corp.
2.00%, 08/19/31 (a)	2,765,000	2,458,715
4.25%, 08/08/32 (a)	2,265,000	2,236,858
5.00%, 08/05/34 (a)	2,315,000	2,361,599
Motorola Solutions, Inc.
2.75%, 05/24/31 (a)	3,865,000	3,538,986
5.60%, 06/01/32 (a)	2,790,000	2,936,555
5.20%, 08/15/32 (a)	2,335,000	2,409,132
5.40%, 04/15/34 (a)	4,170,000	4,308,396
5.55%, 08/15/35 (a)	4,035,000	4,194,508
MSCI, Inc.
5.25%, 09/01/35 (a)	5,740,000	5,783,462
NetApp, Inc.
5.50%, 03/17/32 (a)	2,875,000	2,992,946
5.70%, 03/17/35 (a)	2,910,000	3,050,299
NVIDIA Corp.
2.00%, 06/15/31 (a)	5,735,000	5,165,007
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31 (a)	4,550,000	4,121,592
2.65%, 02/15/32 (a)	4,625,000	4,157,723
4.85%, 08/19/32 (a)	1,430,000	1,438,413
5.00%, 01/15/33 (a)	4,600,000	4,674,899
5.25%, 08/19/35 (a)	3,115,000	3,162,088
Oracle Corp.
2.88%, 03/25/31 (a)	14,830,000	13,304,855
5.25%, 02/03/32 (a)	5,765,000	5,756,318
4.80%, 09/26/32 (a)	13,705,000	13,242,171
6.25%, 11/09/32 (a)	10,245,000	10,693,727
4.90%, 02/06/33 (a)	6,845,000	6,591,320
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 07/08/34 (a)	8,020,000	7,258,077
4.70%, 09/27/34 (a)	8,005,000	7,434,076
3.90%, 05/15/35 (a)	5,765,000	4,982,470
5.50%, 08/03/35 (a)	8,075,000	7,923,188
5.20%, 09/26/35 (a)	18,345,000	17,618,362
Paychex, Inc.
5.35%, 04/15/32 (a)	6,845,000	7,095,116
5.60%, 04/15/35 (a)	5,455,000	5,716,535
PayPal Holdings, Inc.
4.40%, 06/01/32 (a)	4,595,000	4,595,481
5.15%, 06/01/34 (a)	3,940,000	4,043,175
5.10%, 04/01/35 (a)	2,735,000	2,784,645
QUALCOMM, Inc.
1.65%, 05/20/32 (a)	5,615,000	4,798,228
4.25%, 05/20/32 (a)	2,745,000	2,742,069
4.75%, 05/20/32 (a)	1,780,000	1,818,166
5.40%, 05/20/33 (a)	3,165,000	3,355,665
4.65%, 05/20/35 (a)	4,545,000	4,567,883
5.00%, 05/20/35 (a)	2,800,000	2,843,338
RELX Capital, Inc.
4.75%, 05/20/32 (a)	2,395,000	2,437,507
5.25%, 03/27/35 (a)	3,430,000	3,547,237
Roper Technologies, Inc.
1.75%, 02/15/31 (a)	4,590,000	4,029,681
4.75%, 02/15/32 (a)	2,260,000	2,284,926
4.90%, 10/15/34 (a)	5,000,000	4,991,282
5.10%, 09/15/35 (a)	4,525,000	4,563,779
S&P Global, Inc.
4.25%, 01/15/31 (a)(e)	2,760,000	2,760,937
2.90%, 03/01/32 (a)	6,830,000	6,302,198
5.25%, 09/15/33 (a)	3,425,000	3,598,850
4.80%, 12/04/35 (a)(e)	1,840,000	1,836,162
Salesforce, Inc.
1.95%, 07/15/31 (a)	6,785,000	6,040,158
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	2,320,000	2,105,933
Synopsys, Inc.
5.00%, 04/01/32 (a)	6,775,000	6,921,280
5.15%, 04/01/35 (a)	10,965,000	11,149,328
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	2,520,000	2,266,530
6.10%, 04/12/34 (a)	2,835,000	2,996,918
5.30%, 10/10/35 (a)	2,730,000	2,709,314
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	4,760,000	4,407,164
Texas Instruments, Inc.
1.90%, 09/15/31 (a)	2,490,000	2,211,137
3.65%, 08/16/32 (a)	1,965,000	1,889,142
4.90%, 03/14/33 (a)	4,290,000	4,429,078
4.85%, 02/08/34 (a)	2,725,000	2,796,927
5.10%, 05/23/35 (a)	3,020,000	3,110,873
TR Finance LLC
5.50%, 08/15/35 (c)	1,735,000	1,805,258
Trimble, Inc.
6.10%, 03/15/33 (a)	3,695,000	3,981,296
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	5,775,000	5,265,555
4.25%, 04/22/32 (a)	4,505,000	4,512,666
VeriSign, Inc.
2.70%, 06/15/31 (a)	3,450,000	3,142,151
5.25%, 06/01/32 (a)	2,330,000	2,395,857
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	2,305,000	2,442,685
5.25%, 06/05/34 (a)	2,790,000	2,857,746
5.25%, 03/15/35 (a)	3,120,000	3,177,784
Visa, Inc.
1.10%, 02/15/31 (a)	4,525,000	3,946,994
4.15%, 12/14/35 (a)	6,920,000	6,741,739
VMware LLC
2.20%, 08/15/31 (a)	6,855,000	6,093,639
Western Digital Corp.
3.10%, 02/01/32 (a)	2,325,000	2,144,283
Western Union Co.
2.75%, 03/15/31 (a)(c)	1,425,000	1,298,560
Workday, Inc.
3.80%, 04/01/32 (a)	5,700,000	5,457,640
		957,714,440
Transportation 1.2%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	2,949,544	2,695,738
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,925,803	1,814,424
Canadian National Railway Co.
4.20%, 03/12/31 (a)	1,000,000	998,675
3.85%, 08/05/32 (a)	3,700,000	3,593,317
5.85%, 11/01/33 (a)	1,400,000	1,517,263
6.25%, 08/01/34	2,520,000	2,784,544
4.38%, 09/18/34 (a)	3,395,000	3,342,036
4.75%, 11/12/35 (a)	1,800,000	1,800,507
Canadian Pacific Railway Co.
7.13%, 10/15/31	1,570,000	1,782,358
2.45%, 12/02/31 (a)	6,580,000	5,923,210
5.20%, 03/30/35 (a)	2,750,000	2,833,835
4.80%, 09/15/35 (a)	1,315,000	1,306,665
CSX Corp.
4.10%, 11/15/32 (a)	4,150,000	4,074,552
5.20%, 11/15/33 (a)	2,820,000	2,938,375
5.05%, 06/15/35 (a)	4,190,000	4,264,965
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	3,300,529	2,888,823
FedEx Corp.
2.40%, 05/15/31 (a)	1,595,000	1,448,083
2.40%, 05/15/31 (a)(c)	2,815,000	2,551,708
4.90%, 01/15/34	1,665,000	1,671,988
3.90%, 02/01/35	1,860,000	1,726,667
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,830,000	1,649,328
6.50%, 05/06/34 (a)	2,390,000	2,585,447
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	2,054,356	1,832,344
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)(c)	1,840,149	1,745,197
Norfolk Southern Corp.
2.30%, 05/15/31 (a)	2,335,000	2,115,221
3.00%, 03/15/32 (a)	2,620,000	2,416,321
4.45%, 03/01/33 (a)	2,482,000	2,476,176
5.55%, 03/15/34 (a)	2,020,000	2,134,259
5.10%, 05/01/35 (a)	1,820,000	1,860,680
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,705,000	3,020,532
Southwest Airlines Co.
5.25%, 11/15/35 (a)	3,430,000	3,357,323
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,755,000	2,503,408
Union Pacific Corp.
2.38%, 05/20/31 (a)	4,535,000	4,161,513
2.80%, 02/14/32 (a)	5,703,000	5,240,376
4.50%, 01/20/33 (a)	4,130,000	4,172,279
3.38%, 02/01/35 (a)	2,115,000	1,912,588
5.10%, 02/20/35 (a)	4,540,000	4,689,138
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,995,374	1,958,898
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,493,947	2,284,320
United Parcel Service, Inc.
4.88%, 03/03/33 (a)	4,125,000	4,250,320
5.15%, 05/22/34 (a)	4,105,000	4,265,167
5.25%, 05/14/35 (a)	5,750,000	5,966,170
		118,554,738
		5,143,668,093

Utility 9.5%
Electric 8.4%
AEP Texas, Inc.
4.70%, 05/15/32 (a)	2,370,000	2,380,402
5.40%, 06/01/33 (a)	1,920,000	1,983,521
5.70%, 05/15/34 (a)	2,360,000	2,464,389
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	2,085,000	2,129,072
5.38%, 06/15/35 (a)	1,900,000	1,964,309
AES Corp.
2.45%, 01/15/31 (a)	4,580,000	4,154,475
5.80%, 03/15/32 (a)	3,675,000	3,770,935
Alabama Power Co.
4.30%, 03/15/31 (a)	2,250,000	2,258,699
3.05%, 03/15/32 (a)	3,215,000	2,987,866
3.94%, 09/01/32 (a)	2,004,000	1,945,301
5.85%, 11/15/33 (a)	1,315,000	1,414,310
5.10%, 04/02/35 (a)	2,220,000	2,274,531
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	3,275,000	3,270,855
Ameren Corp.
3.50%, 01/15/31 (a)	3,535,000	3,401,650
5.38%, 03/15/35 (a)	3,615,000	3,721,935
Ameren Illinois Co.
3.85%, 09/01/32 (a)	2,405,000	2,312,870
4.95%, 06/01/33 (a)	2,190,000	2,240,387
American Electric Power Co., Inc.
5.95%, 11/01/32 (a)	2,335,000	2,510,694
5.63%, 03/01/33 (a)	3,870,000	4,067,572
6.95%, 12/15/54 (a)(b)	2,800,000	3,009,194
5.80%, 03/15/56 (a)(b)	6,655,000	6,608,787
Appalachian Power Co.
2.70%, 04/01/31 (a)	2,360,000	2,161,272
4.50%, 08/01/32 (a)	2,350,000	2,330,183
5.65%, 04/01/34 (a)	1,800,000	1,885,474
Arizona Public Service Co.
2.20%, 12/15/31 (a)	2,125,000	1,865,519
6.35%, 12/15/32 (a)	1,855,000	2,027,049
5.55%, 08/01/33 (a)	2,355,000	2,464,883
5.70%, 08/15/34 (a)	3,060,000	3,220,066
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,670,000	1,515,431
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,725,000	2,464,237
5.30%, 06/01/34 (a)	1,880,000	1,948,788
5.45%, 06/01/35 (a)	3,070,000	3,184,655
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (a)	2,278,000	1,985,528
Black Hills Corp.
4.55%, 01/31/31 (a)	2,020,000	2,020,831
4.35%, 05/01/33 (a)	1,880,000	1,814,290
6.15%, 05/15/34 (a)	2,130,000	2,286,592
6.00%, 01/15/35 (a)	2,160,000	2,306,875
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,730,000	1,567,447
3.00%, 03/01/32 (a)	1,375,000	1,264,591
4.45%, 10/01/32 (a)	2,255,000	2,247,251
6.95%, 03/15/33	1,535,000	1,744,400
4.95%, 04/01/33 (a)	2,710,000	2,764,827
5.15%, 03/01/34 (a)	1,890,000	1,933,183
5.05%, 03/01/35 (a)	2,185,000	2,211,846
4.95%, 08/15/35 (a)	2,715,000	2,738,822
CenterPoint Energy, Inc.
6.85%, 02/15/55 (a)(b)	1,875,000	2,004,742
5.95%, 04/01/56 (a)(b)	3,230,000	3,255,924
CMS Energy Corp.
6.50%, 06/01/55 (a)(b)	4,645,000	4,779,430
Commonwealth Edison Co.
3.15%, 03/15/32 (a)	1,455,000	1,349,468
4.90%, 02/01/33 (a)	1,945,000	1,992,858
5.30%, 06/01/34 (a)	1,865,000	1,945,494
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,800,000	1,600,165
4.90%, 07/01/33 (a)	1,360,000	1,380,915
4.95%, 08/15/34 (a)	1,300,000	1,313,619
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31 (a)	4,040,000	3,696,418
5.20%, 03/01/33 (a)	2,295,000	2,390,939
5.50%, 03/15/34 (a)	2,770,000	2,910,546
5.38%, 05/15/34 (a)	1,820,000	1,892,465
5.30%, 03/01/35	1,705,000	1,757,871
5.13%, 03/15/35 (a)	2,150,000	2,200,475
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,760,000	2,949,285
6.13%, 01/15/34 (a)	2,300,000	2,496,054
Consumers Energy Co.
4.50%, 01/15/31 (a)	2,315,000	2,341,575
3.60%, 08/15/32 (a)	1,575,000	1,495,339
4.63%, 05/15/33 (a)	3,379,000	3,394,201
5.05%, 05/15/35 (a)	2,720,000	2,769,618
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,870,000	1,669,226
6.63%, 02/01/32	1,420,000	1,583,292
5.30%, 05/15/33	1,395,000	1,454,014
5.30%, 01/15/35 (a)	2,110,000	2,186,456
Dominion Energy, Inc.
2.25%, 08/15/31 (a)	3,860,000	3,441,854
4.35%, 08/15/32 (a)	1,610,000	1,582,373
5.38%, 11/15/32 (a)	3,930,000	4,085,584
6.30%, 03/15/33	1,195,000	1,300,999
5.25%, 08/01/33 (a)	2,400,000	2,463,384
5.45%, 03/15/35 (a)	3,175,000	3,255,662
5.95%, 06/15/35	2,320,000	2,475,200
7.00%, 06/01/54 (a)(b)	4,575,000	4,961,781
6.63%, 05/15/55 (a)(b)	5,770,000	5,945,697
6.00%, 02/15/56 (a)(b)	6,665,000	6,714,111
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Electric Co.
2.63%, 03/01/31 (a)	2,805,000	2,594,240
3.00%, 03/01/32 (a)	2,300,000	2,129,055
5.20%, 04/01/33 (a)	2,750,000	2,863,232
5.20%, 03/01/34 (a)	2,345,000	2,422,480
5.25%, 05/15/35 (a)	3,105,000	3,195,967
DTE Energy Co.
5.85%, 06/01/34 (a)	3,845,000	4,103,133
5.05%, 10/01/35 (a)	2,570,000	2,570,626
Duke Energy Carolinas LLC
2.55%, 04/15/31 (a)	2,525,000	2,326,427
2.85%, 03/15/32 (a)	2,345,000	2,149,976
6.45%, 10/15/32	1,565,000	1,736,547
4.95%, 01/15/33 (a)	5,530,000	5,702,136
4.85%, 01/15/34 (a)	2,515,000	2,548,500
5.25%, 03/15/35 (a)	3,225,000	3,336,570
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,614,000	4,204,915
4.50%, 08/15/32 (a)	5,320,000	5,309,728
5.75%, 09/15/33 (a)	2,800,000	2,968,430
5.45%, 06/15/34 (a)	3,375,000	3,518,226
4.95%, 09/15/35 (a)	4,585,000	4,549,123
6.45%, 09/01/54 (a)(b)	4,625,000	4,853,195
Duke Energy Florida LLC
2.40%, 12/15/31 (a)	3,040,000	2,749,449
5.88%, 11/15/33 (a)	2,785,000	3,009,477
4.85%, 12/01/35 (a)	2,760,000	2,752,496
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,390,000	1,441,304
6.12%, 10/15/35	1,655,000	1,796,063
Duke Energy Ohio, Inc.
5.25%, 04/01/33 (a)	1,705,000	1,767,958
5.30%, 06/15/35 (a)	1,655,000	1,709,302
Duke Energy Progress LLC
2.00%, 08/15/31 (a)(c)	3,090,000	2,745,290
3.40%, 04/01/32 (a)	2,350,000	2,225,379
5.25%, 03/15/33 (a)	2,430,000	2,529,803
5.10%, 03/15/34 (a)	2,315,000	2,387,342
5.05%, 03/15/35 (a)	3,755,000	3,824,288
Edison International
5.25%, 03/15/32 (a)(c)	2,555,000	2,558,035
El Paso Electric Co.
6.00%, 05/15/35	1,830,000	1,905,952
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,905,000	1,724,000
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	2,033,000	2,104,095
5.30%, 09/15/33 (a)	1,305,000	1,361,207
5.45%, 06/01/34 (a)	3,205,000	3,353,887
Entergy Corp.
2.40%, 06/15/31 (a)	2,940,000	2,642,764
5.88%, 06/15/56 (a)(b)	2,690,000	2,691,751
Entergy Louisiana LLC
3.05%, 06/01/31 (a)	1,575,000	1,478,606
2.35%, 06/15/32 (a)	2,227,000	1,967,178
4.00%, 03/15/33 (a)	3,365,000	3,248,963
5.35%, 03/15/34 (a)	2,290,000	2,381,250
5.15%, 09/15/34 (a)	3,225,000	3,301,256
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,455,000	1,482,895
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,627,000	2,319,495
5.25%, 04/15/35 (a)	2,240,000	2,299,716
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,280,000	1,375,264
5.25%, 03/15/35 (a)	3,225,000	3,294,411
Evergy Metro, Inc.
4.95%, 04/15/33 (a)	1,470,000	1,495,685
5.40%, 04/01/34 (a)	1,405,000	1,462,947
5.13%, 08/15/35 (a)	1,820,000	1,842,019
Eversource Energy
2.55%, 03/15/31 (a)	1,615,000	1,461,711
5.85%, 04/15/31 (a)	3,170,000	3,347,699
3.38%, 03/01/32 (a)	3,040,000	2,815,138
5.13%, 05/15/33 (a)	3,705,000	3,744,994
5.50%, 01/01/34 (a)	2,975,000	3,061,587
5.95%, 07/15/34 (a)	3,220,000	3,408,202
Exelon Corp.
5.13%, 03/15/31 (a)	2,185,000	2,258,010
3.35%, 03/15/32 (a)	2,450,000	2,293,594
5.30%, 03/15/33 (a)	3,955,000	4,112,754
5.45%, 03/15/34 (a)	2,865,000	2,982,281
4.95%, 06/15/35 (a)(e)	1,505,000	1,501,363
5.63%, 06/15/35	2,370,000	2,482,855
6.50%, 03/15/55 (a)(b)	4,665,000	4,863,154
FirstEnergy Transmission LLC
4.75%, 01/15/33 (a)(e)	2,120,000	2,119,961
5.00%, 01/15/35 (a)	1,935,000	1,942,457
Florida Power & Light Co.
2.45%, 02/03/32 (a)	6,840,000	6,178,064
5.10%, 04/01/33 (a)	3,455,000	3,583,146
4.80%, 05/15/33 (a)	3,430,000	3,500,395
5.63%, 04/01/34	2,140,000	2,284,015
5.30%, 06/15/34 (a)	5,050,000	5,294,269
5.00%, 08/01/34 (a)	1,635,000	1,672,745
4.95%, 06/01/35	1,310,000	1,330,560
Georgia Power Co.
4.85%, 03/15/31 (a)	3,455,000	3,545,039
4.70%, 05/15/32 (a)	3,150,000	3,197,614
4.95%, 05/17/33 (a)	4,456,000	4,549,159
5.25%, 03/15/34 (a)	4,050,000	4,183,925
5.20%, 03/15/35 (a)	3,245,000	3,332,573
Idaho Power Co.
5.20%, 08/15/34 (a)	1,410,000	1,451,242
Interstate Power & Light Co.
5.70%, 10/15/33 (a)	1,410,000	1,483,486
4.95%, 09/30/34 (a)	1,640,000	1,635,836
5.60%, 06/29/35 (a)	2,685,000	2,797,601
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	1,945,000	1,989,033
Jersey Central Power & Light Co.
4.40%, 01/15/31 (a)(e)	2,105,000	2,098,381
5.10%, 01/15/35 (a)	3,250,000	3,291,715
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,900,000	1,993,670
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,715,000	1,795,957
MidAmerican Energy Co.
6.75%, 12/30/31	1,720,000	1,936,421
5.35%, 01/15/34 (a)	1,780,000	1,860,104
5.75%, 11/01/35	1,360,000	1,451,222
National Grid PLC
5.81%, 06/12/33 (a)	3,635,000	3,869,505
5.42%, 01/11/34 (a)	3,455,000	3,577,055
National Rural Utilities Cooperative Finance Corp.
5.00%, 02/07/31 (a)	2,070,000	2,140,264
1.35%, 03/15/31 (a)	1,935,000	1,672,259
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 06/15/31 (a)	1,695,000	1,476,748
8.00%, 03/01/32	1,975,000	2,335,162
2.75%, 04/15/32 (a)	2,440,000	2,207,746
4.02%, 11/01/32 (a)	2,630,000	2,558,527
4.15%, 12/15/32 (a)	1,770,000	1,735,734
5.80%, 01/15/33 (a)	2,927,000	3,146,092
5.00%, 08/15/34 (a)	1,700,000	1,733,291
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32 (a)	4,660,000	4,152,428
5.30%, 03/15/32 (a)	3,340,000	3,484,072
5.00%, 07/15/32 (a)	4,540,000	4,653,140
5.05%, 02/28/33 (a)	4,605,000	4,715,409
5.25%, 03/15/34 (a)	5,015,000	5,149,199
5.45%, 03/15/35 (a)	4,575,000	4,738,355
6.75%, 06/15/54 (a)(b)	5,435,000	5,803,386
6.50%, 08/15/55 (a)(b)	4,595,000	4,842,343
Northern States Power Co.
2.25%, 04/01/31 (a)	1,950,000	1,772,443
5.05%, 05/15/35 (a)	2,710,000	2,766,036
NSTAR Electric Co.
1.95%, 08/15/31 (a)	1,475,000	1,301,392
5.40%, 06/01/34 (a)	2,790,000	2,894,311
5.20%, 03/01/35 (a)	3,145,000	3,212,470
Ohio Power Co.
1.63%, 01/15/31 (a)	2,040,000	1,792,853
5.00%, 06/01/33 (a)	1,722,000	1,749,064
5.65%, 06/01/34 (a)	1,665,000	1,738,419
Oklahoma Gas & Electric Co.
5.40%, 01/15/33 (a)	2,085,000	2,185,161
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	2,300,000	2,599,220
4.15%, 06/01/32 (a)	1,825,000	1,787,840
4.55%, 09/15/32 (a)	3,210,000	3,212,179
7.25%, 01/15/33	1,480,000	1,699,285
5.65%, 11/15/33 (a)	3,670,000	3,904,447
5.35%, 04/01/35 (a)(e)	3,020,000	3,117,222
Pacific Gas & Electric Co.
2.50%, 02/01/31 (a)	9,005,000	8,109,618
3.25%, 06/01/31 (a)	4,560,000	4,248,924
4.40%, 03/01/32 (a)	2,050,000	2,003,067
5.90%, 06/15/32 (a)	2,850,000	2,987,333
5.05%, 10/15/32 (a)	3,995,000	4,023,497
6.15%, 01/15/33 (a)	3,370,000	3,580,910
6.40%, 06/15/33 (a)	5,180,000	5,592,589
6.95%, 03/15/34 (a)	3,770,000	4,196,869
5.80%, 05/15/34 (a)	4,865,000	5,061,098
5.70%, 03/01/35 (a)	4,555,000	4,687,810
6.00%, 08/15/35 (a)	3,910,000	4,109,887
PacifiCorp
5.30%, 02/15/31 (a)	3,190,000	3,286,983
7.70%, 11/15/31	1,375,000	1,564,982
5.45%, 02/15/34 (a)	5,015,000	5,090,890
5.25%, 06/15/35	1,450,000	1,451,545
PECO Energy Co.
4.90%, 06/15/33 (a)	2,694,000	2,755,602
4.88%, 09/15/35 (a)	2,350,000	2,372,896
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,675,000	1,722,333
PPL Capital Funding, Inc.
5.25%, 09/01/34 (a)	3,500,000	3,587,941
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,870,000	2,942,344
4.85%, 02/15/34 (a)	2,845,000	2,879,584
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Progress Energy, Inc.
7.75%, 03/01/31	3,025,000	3,469,140
7.00%, 10/30/31	1,740,000	1,955,474
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,755,000	1,562,918
1.88%, 06/15/31 (a)	3,510,000	3,090,570
4.10%, 06/01/32 (a)	1,340,000	1,314,389
5.35%, 05/15/34 (a)	3,875,000	3,990,305
5.15%, 09/15/35 (a)	3,635,000	3,686,002
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,705,000	1,532,119
5.35%, 10/01/33 (a)	2,790,000	2,914,727
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,945,000	1,726,865
5.25%, 01/15/33 (a)	2,080,000	2,136,363
5.20%, 01/15/35 (a)	2,735,000	2,768,158
Public Service Electric & Gas Co.
1.90%, 08/15/31 (a)	2,010,000	1,776,101
3.10%, 03/15/32 (a)	2,215,000	2,055,886
4.90%, 12/15/32 (a)	1,775,000	1,816,674
4.65%, 03/15/33 (a)	2,340,000	2,356,361
5.20%, 08/01/33 (a)	2,330,000	2,418,599
5.20%, 03/01/34 (a)	2,105,000	2,171,004
4.85%, 08/01/34 (a)	2,640,000	2,663,264
5.05%, 03/01/35 (a)	1,875,000	1,917,755
4.90%, 08/15/35 (a)	1,935,000	1,949,706
Public Service Enterprise Group, Inc.
2.45%, 11/15/31 (a)	3,480,000	3,117,178
6.13%, 10/15/33 (a)	1,875,000	2,020,839
5.45%, 04/01/34 (a)	2,330,000	2,410,746
5.40%, 03/15/35 (a)	1,880,000	1,935,583
Puget Energy, Inc.
4.22%, 03/15/32 (a)	2,010,000	1,928,457
5.73%, 03/15/35 (a)	2,680,000	2,752,429
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,850,000	1,907,901
San Diego Gas & Electric Co.
3.00%, 03/15/32 (a)	2,360,000	2,171,589
5.40%, 04/15/35 (a)	3,940,000	4,083,137
Southern California Edison Co.
2.50%, 06/01/31 (a)	2,075,000	1,863,126
5.45%, 06/01/31 (a)	3,460,000	3,583,226
2.75%, 02/01/32 (a)	2,350,000	2,093,794
5.95%, 11/01/32 (a)	3,455,000	3,663,461
6.00%, 01/15/34	2,320,000	2,438,466
5.20%, 06/01/34 (a)	4,220,000	4,245,696
5.45%, 03/01/35 (a)	3,870,000	3,926,660
5.75%, 04/01/35	1,645,000	1,703,205
5.35%, 07/15/35	1,810,000	1,823,229
Southern Co.
5.70%, 10/15/32 (a)	2,315,000	2,455,218
5.20%, 06/15/33 (a)	3,595,000	3,695,989
5.70%, 03/15/34 (a)	4,910,000	5,176,479
4.85%, 03/15/35 (a)	3,550,000	3,511,295
6.38%, 03/15/55 (a)(b)	8,245,000	8,600,032
Southern Power Co.
4.90%, 10/01/35 (a)	2,500,000	2,476,413
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,665,000	1,710,909
Southwestern Public Service Co.
5.30%, 05/15/35 (a)	2,235,000	2,285,127
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	2,505,000	2,535,267
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,945,000	1,774,669
5.15%, 03/01/35 (a)	2,670,000	2,708,906
Tucson Electric Power Co.
3.25%, 05/15/32 (a)	1,565,000	1,459,873
5.20%, 09/15/34 (a)	1,850,000	1,896,074
Union Electric Co.
2.15%, 03/15/32 (a)	2,330,000	2,047,305
5.20%, 04/01/34 (a)	2,200,000	2,269,106
5.25%, 04/15/35 (a)	2,365,000	2,437,823
Virginia Electric & Power Co.
2.30%, 11/15/31 (a)	2,340,000	2,082,606
2.40%, 03/30/32 (a)	2,800,000	2,491,075
5.00%, 04/01/33 (a)	3,445,000	3,528,669
5.30%, 08/15/33 (a)	1,795,000	1,865,249
5.00%, 01/15/34 (a)	2,350,000	2,384,139
5.05%, 08/15/34 (a)	2,735,000	2,774,251
5.15%, 03/15/35 (a)	2,840,000	2,893,091
4.90%, 09/15/35 (a)	3,765,000	3,752,732
WEC Energy Group, Inc.
5.63%, 05/15/56 (a)(b)	2,730,000	2,751,844
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	2,330,000	2,376,191
5.63%, 05/15/33	1,535,000	1,646,222
4.60%, 10/01/34 (a)	1,320,000	1,309,050
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,410,000	1,236,109
3.95%, 09/01/32 (a)	2,785,000	2,687,774
4.95%, 04/01/33 (a)	1,390,000	1,411,403
5.38%, 03/30/34 (a)	1,410,000	1,455,343
Xcel Energy, Inc.
2.35%, 11/15/31 (a)	1,430,000	1,270,831
4.60%, 06/01/32 (a)	3,210,000	3,197,808
5.45%, 08/15/33 (a)	3,690,000	3,813,472
5.50%, 03/15/34 (a)	3,720,000	3,842,129
5.60%, 04/15/35 (a)	3,455,000	3,583,744
		825,321,871
Natural Gas 0.9%
Atmos Energy Corp.
1.50%, 01/15/31 (a)	2,780,000	2,439,454
5.45%, 10/15/32 (a)	1,335,000	1,413,460
5.90%, 11/15/33 (a)	3,315,000	3,588,545
5.20%, 08/15/35 (a)(c)	2,265,000	2,338,084
CenterPoint Energy Resources Corp.
4.40%, 07/01/32 (a)	2,225,000	2,203,101
5.40%, 07/01/34 (a)	1,895,000	1,956,545
National Grid USA
5.80%, 04/01/35	1,485,000	1,558,489
NiSource, Inc.
1.70%, 02/15/31 (a)	3,400,000	2,985,660
5.40%, 06/30/33 (a)	2,080,000	2,161,298
5.35%, 04/01/34 (a)	3,130,000	3,228,894
5.35%, 07/15/35 (a)	4,235,000	4,335,508
6.38%, 03/31/55 (a)(b)	2,265,000	2,346,786
5.75%, 07/15/56 (a)(b)	4,510,000	4,546,245
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	1,480,000	1,540,260
ONE Gas, Inc.
4.25%, 09/01/32 (a)	1,305,000	1,287,536
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 (a)(c)	1,659,000	1,513,862
5.40%, 06/15/33 (a)	1,635,000	1,701,749
5.10%, 02/15/35 (a)	1,780,000	1,811,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sempra
5.50%, 08/01/33 (a)	3,220,000	3,367,875
6.40%, 10/01/54 (a)(b)	5,660,000	5,756,320
6.55%, 04/01/55 (a)(b)	2,745,000	2,804,050
6.38%, 04/01/56 (a)(b)	3,600,000	3,681,266
Southern California Gas Co.
5.20%, 06/01/33 (a)	2,350,000	2,426,341
5.05%, 09/01/34 (a)	2,725,000	2,773,986
5.45%, 06/15/35 (a)	2,620,000	2,729,593
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	2,225,000	1,970,461
5.15%, 09/15/32 (a)	2,315,000	2,379,973
5.75%, 09/15/33 (a)	2,335,000	2,477,635
4.95%, 09/15/34 (a)	2,015,000	2,024,563
5.10%, 09/15/35 (a)	2,080,000	2,097,731
Southwest Gas Corp.
4.05%, 03/15/32 (a)	2,745,000	2,651,279
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,790,000	1,802,363
5.15%, 08/15/34 (a)	1,385,000	1,421,668
Spire, Inc.
6.25%, 06/01/56 (a)(b)	2,010,000	2,000,006
		85,321,760
Utility Other 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (a)	2,502,000	2,261,710
4.45%, 06/01/32 (a)	3,600,000	3,606,054
5.15%, 03/01/34 (a)	3,190,000	3,291,973
5.25%, 03/01/35 (a)	3,735,000	3,851,094
Essential Utilities, Inc.
2.40%, 05/01/31 (a)	1,905,000	1,724,710
5.38%, 01/15/34 (a)	2,185,000	2,256,963
5.25%, 08/15/35 (a)	2,285,000	2,333,474
		19,325,978
		929,969,609
Total Corporates (Cost $9,430,644,231)		9,683,481,143

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (h)	16,785,940	16,785,940
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (h)(i)	54,830,168	54,830,168
		71,616,108
Total Short-Term Investments (Cost $71,616,108)		71,616,108
Total Investments in Securities (Cost $9,502,260,339)		9,755,097,251

See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 03/20/26	20	2,248,750	1,220
10 Year US Treasury Notes Ultra Futures, expires 03/20/26	6	690,094	553
			1,773
Short
5 Year US Treasury Notes (CBOT), expires 03/31/26	(3)	(327,914)	(168)
Total Net Unrealized Appreciation on Futures Contracts			1,605

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $52,992,270.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $54,763,335 or 0.6% of net assets.

(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/25	FACE AMOUNT AT 12/31/25	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
4.63%, 03/22/30	$1,862,368	$—	($1,875,164 )	$51,559	($40,532 )	$1,769	$—	$—	$21,564
1.65%, 03/11/31	2,368,589	508,368	(109,412)	2,664	99,293	81,120	2,950,622	3,360,000	51,908
2.30%, 05/13/31	2,467,053	677,659	(243,848)	15,315	95,267	64,737	3,076,183	3,395,000	72,959
1.95%, 12/01/31	2,690,348	874,704	(387,637)	17,267	114,758	81,725	3,391,165	3,870,000	70,153
2.90%, 03/03/32	3,338,662	995,464	(391,837)	18,232	142,975	66,968	4,170,464	4,550,000	121,878
5.85%, 05/19/34	5,154,379	1,456,685	(507,952)	36,580	196,005	(9,016)	6,326,681	5,905,000	320,996
6.14%, 08/24/34	5,423,139	1,584,544	(533,843)	6,676	231,470	(8,263)	6,703,723	6,145,000	348,287
4.91%, 11/14/36	—	4,520,553	—	—	(32,029)	(72)	4,488,452	4,510,000	18,382
Total	$23,304,538	$10,617,977	($4,049,693 )	$148,293	$807,207	$278,968	$31,107,290		$1,026,127

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$9,683,481,143	$—	$9,683,481,143
Short-Term Investments[1]	71,616,108	—	—	71,616,108
Futures Contracts[2]	1,773	—	—	1,773
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($168 )	$—	$—	($168 )
Total	$71,617,713	$9,683,481,143	$—	$9,755,098,856

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $29,933,915)		$31,107,290
Investments in securities, at value - unaffiliated issuers (cost $9,472,326,424) including securities on loan of $52,992,270		9,723,989,961
Deposit with broker for futures contracts		1,697,025
Receivables:
Investments sold		145,271,122
Interest		124,868,719
Dividends		77,123
Income from securities on loan	+	54,644
Total assets		10,027,065,884

Liabilities
Collateral held for securities on loan		54,830,168
Payables:
Investments bought		91,547,700
Fund shares redeemed		71,247,780
Management fees		247,436
Variation margin on futures contracts	+	1,576
Total liabilities		217,874,660
Net assets		$9,809,191,224

Net Assets by Source
Capital received from investors		$9,606,273,784
Total distributable earnings	+	202,917,440
Net assets		$9,809,191,224

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,809,191,224		426,800,000		$22.98

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$442,142,357
Interest received from securities - affiliated issuers		1,305,095
Dividends received from securities - unaffiliated issuers		870,461
Other Interest		63,682
Securities on loan, net	+	424,797
Total investment income		444,806,392

Expenses
Management fees		2,605,179
Total expenses	–	2,605,179
Net investment income		442,201,213

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(8,426)
Net realized losses on sales of securities - unaffiliated issuers		(309,690)
Net realized gains on sales of in-kind redemptions - affiliated issuers		156,719
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		67,855,888
Net realized losses on futures contracts	+	(502,810)
Net realized gains		67,191,681
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		807,207
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		273,671,741
Net change in unrealized appreciation (depreciation) on futures contracts	+	11,588
Net change in unrealized appreciation (depreciation)		274,490,536
Net realized and unrealized gains		341,682,217
Increase in net assets resulting from operations		$783,883,430
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$442,201,213	$348,677,168
Net realized gains (losses)		67,191,681	(360,131)
Net change in unrealized appreciation (depreciation)	+	274,490,536	(126,041,711)
Increase in net assets resulting from operations		$783,883,430	$222,275,326

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($442,268,890 )	($348,286,925 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		179,800,000	$4,083,823,785	109,500,000	$2,445,809,400
Shares redeemed	+	(103,400,000)	(2,356,086,287)	(15,300,000)	(342,445,920)
Net transactions in fund shares		76,400,000	$1,727,737,498	94,200,000	$2,103,363,480

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		350,400,000	$7,739,839,186	256,200,000	$5,762,487,305
Total increase	+	76,400,000	2,069,352,038	94,200,000	1,977,351,881
End of period		426,800,000	$9,809,191,224	350,400,000	$7,739,839,186

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close of U.S.
markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	10/12/22[3]– 12/31/22[1]
Per-Share Data
Net asset value at beginning of period	$25.67	$26.24	$25.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)[4]	0.94	0.90	0.87	0.20
Net realized and unrealized gains (losses)	(0.03)	(0.62)	0.57	0.49
Total from investment operations	0.91	0.28	1.44	0.69
Less distributions:
Distributions from net investment income	(0.87)	(0.86)	(0.82)	(0.15)
Other capital[4]	0.02	0.01	0.04	0.04
Net asset value at end of period	$25.73	$25.67	$26.24	$25.58
Total return	3.70%	1.14%	5.87%	2.93%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%[6]
Net investment income (loss)	3.73%	3.47%	3.41%	3.50%[6]
Portfolio turnover rate[7]	17%[8]	31%	47%	13%[5]
Net assets, end of period (x 1,000,000)	$2,766	$488	$247	$61

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, Distributions from net investment income, and Other capital have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S.
markets on October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Commencement of operations.
[4]	Calculated based on the average shares outstanding during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[8]	Portfolio turnover rate excludes variable rate demand note transactions (see financial note 2b for additional information).
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
ALABAMA 0.6%
Alabama Corrections Institution Finance Authority
RB Series 2022 A	5.25%	07/01/47 (a)	100,000	104,518
Alabama Federal Aid Highway Finance Authority
Refunding RB Series 2025 B	5.00%	09/01/29	250,000	272,603
Refunding RB Series 2025 B	5.00%	09/01/32	250,000	287,291
Refunding RB Series 2025 B	5.00%	09/01/35 (a)	115,000	135,274
Alabama Highway Authority
RB Series 2025	5.00%	09/01/41 (a)	1,000,000	1,116,655
Alabama Public School & College Authority
Refunding RB Series 2020 A	5.00%	11/01/27	465,000	485,699
Refunding RB Series 2020 A	5.00%	11/01/28	310,000	331,213
Refunding RB Series 2020 A	5.00%	11/01/29	295,000	322,296
Refunding RB Series 2020 A	5.00%	11/01/30	95,000	105,914
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	50,000	55,550
Refunding RB Series 2020 A	5.00%	11/01/34 (a)	440,000	482,759
Refunding RB Series 2020 A	5.00%	11/01/35 (a)	480,000	524,387
Refunding RB Series 2020 A	5.00%	11/01/37 (a)	130,000	140,494
Refunding RB Series 2020 A	4.00%	11/01/38 (a)	35,000	35,754
Refunding RB Series 2020 A	5.00%	11/01/39 (a)	270,000	289,463
Refunding RB Series 2020 A	4.00%	11/01/40 (a)	1,250,000	1,261,590
Auburn University
RB Series 2018 A	5.00%	06/01/43 (a)	350,000	359,046
Birmingham-Jefferson Civic Center Authority
Special Tax Series 2018 A	4.00%	07/01/43 (a)	200,000	190,420
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.00%	10/01/31	895,000	988,619
Refunding RB Series 2024	5.00%	10/01/32	60,000	66,948
Refunding RB Series 2024	5.00%	10/01/33	20,000	22,471
Refunding RB Series 2024	5.00%	10/01/34 (a)	10,000	11,201
Refunding RB Series 2024	5.00%	10/01/37 (a)	200,000	220,037
Refunding RB Series 2024	5.00%	10/01/38 (a)	500,000	547,252
Refunding RB Series 2024	5.00%	10/01/39 (a)	130,000	141,301
Refunding RB Series 2024	5.25%	10/01/40 (a)	1,000,000	1,097,530
Refunding RB Series 2024	5.25%	10/01/43 (a)	100,000	106,812
Refunding RB Series 2024	5.25%	10/01/45 (a)	250,000	262,813
Refunding RB Series 2024	5.25%	10/01/49 (a)	2,175,000	2,247,906
Refunding RB Series 2024	5.50%	10/01/53 (a)	1,665,000	1,742,356
Homewood Educational Building Authority
RB CHF - Horizons II LLC Series 2024 C	5.50%	10/01/49 (a)	100,000	101,358
RB CHF - Horizons II LLC Series 2024 C	5.50%	10/01/54 (a)	150,000	151,405
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tuscaloosa City Board of Education
RB Series 2016	5.00%	08/01/46 (a)(b)	200,000	202,729
University of Alabama
Refunding RB Series 2012 A	3.50%	07/01/42 (a)	130,000	120,189
Water Works Board of the City of Birmingham
RB Series 2016 B	5.00%	01/01/43 (a)(b)	1,120,000	1,147,527
				15,679,380
ALASKA 0.0%
Municipality of Anchorage Solid Waste Services Revenue
Refunding RB Series 2022 A	4.00%	11/01/52 (a)	105,000	96,762
ARIZONA 1.1%
Arizona Board of Regents
Refunding RB Arizona State University Series 2025 A	5.00%	07/01/27	1,000,000	1,037,520
Refunding RB University of Arizona SPEED Fund Series 2020 A	4.00%	08/01/44 (a)	250,000	243,322
Arizona Department of Transportation State Highway Fund Revenue
RB Series 2023	5.00%	07/01/26	110,000	111,406
RB Series 2023	5.00%	07/01/27	130,000	134,917
RB Series 2023	5.00%	07/01/29	115,000	124,937
RB Series 2023	5.00%	07/01/30	30,000	33,256
RB Series 2023	5.00%	07/01/33	140,000	162,458
City of Mesa Utility System Revenue
RB Series 2019 A	5.00%	07/01/43 (a)	75,000	77,777
Refunding RB Series 2014	3.25%	07/01/29 (a)	40,000	40,010
Refunding RB Series 2016	4.00%	07/01/31 (a)	65,000	65,295
Refunding RB Series 2020	4.00%	07/01/34 (a)	40,000	41,589
City of Phoenix
Refunding GO Bonds Series 2016	5.00%	07/01/26	480,000	485,968
Refunding GO Bonds Series 2016	5.00%	07/01/27 (a)	75,000	75,897
City of Phoenix Civic Improvement Corp.
RB Airport Revenue Series 2019 A	3.00%	07/01/49 (a)	175,000	130,733
RB Airport Revenue Series 2019 A	4.00%	07/01/49 (a)	100,000	93,714
RB Airport Revenue Series 2019 A	5.00%	07/01/49 (a)	1,000,000	1,021,420
RB Phoenix Sky Harbor International Airport Customer Facility Charges Revenue Series 2019 A	5.00%	07/01/45 (a)	1,770,000	1,806,664
RB Wastewater Revenue Series 2020 A	5.00%	07/01/44 (a)	180,000	188,315
RB Wastewater Revenue Series 2023	5.25%	07/01/47 (a)	150,000	160,228
RB Water System Revenue Series 2020 B	5.00%	07/01/44 (a)	1,000,000	1,046,193
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/31 (a)	50,000	51,611
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/35 (a)	40,000	41,105
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/36 (a)	130,000	133,378
Refunding RB Airport Revenue Series 2017 D	4.00%	07/01/40 (a)	500,000	501,245
Refunding RB Wastewater Revenue Series 2017	5.00%	07/01/36 (a)	85,000	85,837
Gilbert Water Resource Municipal Property Corp.
RB Waterworks & Sewer System Revenue Series 2022	5.00%	07/15/36 (a)	165,000	185,249
RB Waterworks & Sewer System Revenue Series 2022	4.00%	07/15/41 (a)	140,000	142,859
Maricopa County Special Health Care District
GO Bonds Series 2018 C	4.00%	07/01/38 (a)	300,000	301,360
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Salt River Project Agricultural Improvement & Power District
RB Series 2019 A	4.00%	01/01/39 (a)	315,000	321,016
RB Series 2019 A	5.00%	01/01/47 (a)	100,000	102,655
RB Series 2023 A	5.00%	01/01/47 (a)	305,000	320,031
RB Series 2023 B	5.00%	01/01/48 (a)	4,860,000	5,107,679
RB Series 2023 B	5.25%	01/01/53 (a)	1,355,000	1,431,319
RB Series 2024 A	5.00%	01/01/49 (a)	100,000	105,458
RB Series 2024 A	5.25%	01/01/54 (a)	250,000	265,712
RB Series 2024 B	5.00%	05/01/42 (a)	250,000	274,838
RB Series 2025 C	5.00%	01/01/51 (a)	1,595,000	1,677,468
Refunding RB Series 2016 A	5.00%	01/01/27	55,000	56,357
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	10,000	10,253
Refunding RB Series 2016 A	5.00%	01/01/31 (a)	200,000	204,955
Refunding RB Series 2016 A	5.00%	01/01/34 (a)	25,000	25,570
Refunding RB Series 2016 A	4.00%	01/01/38 (a)	475,000	475,958
Refunding RB Series 2017 A	5.00%	01/01/27	220,000	225,429
Refunding RB Series 2017 A	5.00%	01/01/30 (a)	100,000	105,179
Refunding RB Series 2017 A	5.00%	01/01/33 (a)	65,000	68,008
Refunding RB Series 2020 A	5.00%	01/01/45 (a)	3,000,000	3,126,892
Refunding RB Series 2021 A	5.00%	01/01/28	60,000	63,017
Refunding RB Series 2022 A	5.00%	01/01/31	100,000	112,153
Refunding RB Series 2025 B	5.00%	01/01/32	500,000	570,402
Refunding RB Series 2025 B	5.00%	01/01/33	2,095,000	2,422,522
Refunding RB Series 2025 B	5.00%	01/01/35	500,000	591,540
Refunding RB Series 2025 B	5.00%	01/01/36 (a)	4,000,000	4,729,604
				30,918,278
ARKANSAS 0.1%
City of Springdale Sales & Use Tax Revenue
RB Series 2023 B	4.25%	08/01/53 (a)(c)	75,000	72,320
Fayetteville School District No. 1
GO Bonds Series 2024	4.00%	02/01/50 (a)(c)	450,000	421,240
Refunding GO Bonds Series 2020	2.75%	06/01/46 (a)(c)	50,000	36,147
Refunding GO Bonds Series 2020	3.00%	06/01/50 (a)(c)	125,000	94,082
Springdale School District No. 50
Refunding GO Bonds Series 2022 B	3.00%	06/01/51 (a)(c)	200,000	149,001
University of Arkansas
RB Medical Sciences Series 2021 A	5.00%	12/01/45 (a)	370,000	384,649
				1,157,439
CALIFORNIA 17.7%
Alameda Corridor Transportation Authority
RB Series 1999 A	3.71%	10/01/35 (c)(d)	50,000	35,950
RB Series 2022 C	5.00%	10/01/52 (a)	265,000	272,865
RB Series 2024 A	4.88%	10/01/52 (a)(d)	300,000	84,241
Refunding RB Series 2016 B	5.00%	10/01/36 (a)	30,000	30,381
Refunding RB Series 2016 B	4.00%	10/01/37 (a)(c)	60,000	60,159
Refunding RB Series 2016 B	5.00%	10/01/37 (a)	150,000	151,778
Alameda County Transportation Commission
RB Series 2022	5.00%	03/01/45 (a)	110,000	117,733
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Anaheim Public Financing Authority
RB Series 1997 C	3.20%	09/01/30 (c)(d)	250,000	219,513
RB Series 1997 C	3.57%	09/01/32 (c)(d)	200,000	164,381
RB Series 1997 C	3.54%	09/01/34 (c)(d)	25,000	19,058
Antelope Valley Community College District
GO Bonds Series 2025 D	4.69%	02/01/50 (a)(d)	250,000	78,627
Bay Area Toll Authority
RB Series 2017 F-1	5.00%	04/01/56 (a)(b)	95,000	98,256
RB Series 2019 S-8	5.00%	04/01/56 (a)(b)	200,000	220,373
RB Series 2023 F-1	5.00%	04/01/29	100,000	109,374
RB Series 2023 F-1	5.00%	04/01/30	1,070,000	1,200,319
RB Series 2023 F-1	5.00%	04/01/31	90,000	103,355
RB Series 2023 F-1	5.25%	04/01/54 (a)	260,000	276,610
Refunding RB Series 2017	4.00%	04/01/31 (a)	25,000	25,440
Refunding RB Series 2017	4.00%	04/01/32 (a)	140,000	142,283
Refunding RB Series 2017	4.00%	04/01/33 (a)	190,000	192,892
Refunding RB Series 2017	3.25%	04/01/36 (a)	190,000	190,065
Refunding RB Series 2017	4.00%	04/01/38 (a)	250,000	251,890
Refunding RB Series 2017	4.00%	04/01/42 (a)	1,000,000	998,748
Refunding RB Series 2017	4.00%	04/01/47 (a)	250,000	238,541
Refunding RB Series 2019 S-8	3.00%	04/01/54 (a)	390,000	287,380
Refunding RB Series 2021 F-2	2.60%	04/01/56 (a)	240,000	160,791
Refunding RB Series 2024 S-11	5.00%	04/01/33	45,000	53,405
Refunding RB Series 2024 S-11	5.00%	04/01/36 (a)	160,000	188,215
Refunding RB Series 2025 F-1	5.00%	04/01/53 (a)	250,000	265,047
Beverly Hills Unified School District
GO Bonds Series 2009	2.58%	08/01/32 (d)	255,000	215,886
GO Bonds Series 2009	3.32%	08/01/33 (d)	150,000	122,925
California Educational Facilities Authority
RB Chapman University Series 2017 B	4.00%	04/01/47 (a)	50,000	46,274
RB Leland Stanford Junior University Series 2007 T-1	5.00%	03/15/39	205,000	253,072
RB Leland Stanford Junior University Series 2010	5.25%	04/01/40	25,000	31,358
RB Leland Stanford Junior University Series 2014 U-6	5.00%	05/01/45	405,000	469,079
RB Leland Stanford Junior University Series 2016 U-7	5.00%	06/01/46	1,080,000	1,242,770
RB Leland Stanford Junior University Series 2019 V-1	5.00%	05/01/49	1,170,000	1,328,404
RB Leland Stanford Junior University Series 2023 V-3	5.00%	06/01/33	100,000	119,724
RB University of San Francisco Series 2018 A	5.00%	10/01/48 (a)	170,000	170,818
RB University of San Francisco Series 2018 A	5.00%	10/01/53 (a)	250,000	250,573
RB University of Southern California Series 2025 A	5.00%	10/01/55 (a)	1,250,000	1,326,476
Refunding RB Leland Stanford Junior University Series 2014 V-2	5.00%	04/01/51	1,450,000	1,640,017
Refunding RB Leland Stanford Junior University Series 2021 V-2	2.25%	04/01/51 (a)	300,000	192,835
Refunding RB Loma Linda University Series 2017 A	5.00%	04/01/42 (a)	300,000	301,742
California Enterprise Development Authority
RB Castilleja School Foundation Series 2024	4.00%	06/01/54 (a)	100,000	91,534
RB County of Riverside Series 2024 A	5.25%	11/01/54 (a)	65,000	68,775
RB County of Riverside Series 2024 B	5.25%	11/01/49 (a)	515,000	525,282
California Infrastructure & Economic Development Bank
RB Series 2023	4.00%	10/01/41 (a)	3,000,000	3,071,422
RB Series 2023	4.00%	10/01/44 (a)	1,770,000	1,771,873
RB Series 2023	4.00%	10/01/47 (a)	200,000	194,769
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Academy of Motion Picture Arts & Sciences Obligated Group Series 2020 A	5.00%	11/01/30	250,000	284,091
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/33 (a)(b)	475,000	500,787
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/36 (a)(b)	115,000	121,243
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.13%	07/01/37 (a)(b)	255,000	258,556
RB Infrastructure St. Revolving Series 2016 A	4.00%	10/01/45 (a)(b)	50,000	50,636
RB Science Center Foundation Series 2021 B	4.00%	05/01/46 (a)	225,000	211,533
RB Teachers’ Retirement System Series 2019	5.00%	08/01/44 (a)	250,000	258,155
RB University of California Series 2017	5.00%	05/15/42 (a)	100,000	103,470
RB University of California Series 2017	5.00%	05/15/47 (a)	200,000	204,325
RB University of California Series 2025	4.50%	05/15/55 (a)	500,000	501,618
RB University of California Series 2025	5.25%	05/15/59 (a)	500,000	533,236
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2017	5.00%	10/01/28 (a)	10,000	10,369
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2018	5.00%	10/01/27	130,000	136,684
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/47 (a)	25,000	26,583
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/52 (a)	35,000	36,745
Refunding RB Broad Series 2021 A	5.00%	06/01/28	365,000	390,776
Refunding RB California Academy of Sciences Series 2024 A	3.25%	08/01/29 (a)	50,000	50,435
Refunding RB J Paul Getty Trust Series 2023 A	5.00%	04/01/33	50,000	59,708
Refunding RB Los Angeles County Museum of Natural History Foundation Series 2020	4.00%	07/01/50 (a)	290,000	276,931
California Municipal Finance Authority
RB Capital Facilities Development Corp. Series 2018 A	5.00%	06/01/43 (a)	500,000	513,735
RB Ignatian Corp. Series 2024 A	5.00%	09/01/49 (a)	250,000	261,919
RB Ignatian Corp. Series 2024 A	5.00%	09/01/54 (a)	150,000	154,491
RB Pomona College Series 2017	4.00%	01/01/43 (a)(b)	150,000	155,437
California School Facilities Financing Authority
RB Azusa Unified School District Series 2010 A	5.04%	08/01/49 (c)(d)	100,000	29,546
California State Public Works Board
RB Series 2019 C	5.00%	11/01/44 (a)	200,000	208,499
RB Series 2021 B	4.00%	05/01/46 (a)	350,000	343,283
RB Series 2021 C	5.00%	11/01/46 (a)	200,000	210,296
RB Series 2024 A	5.00%	04/01/37 (a)	755,000	873,739
RB Series 2024 A	5.00%	04/01/38 (a)	500,000	574,437
RB Series 2024 A	5.00%	04/01/41 (a)	295,000	328,413
RB Series 2024 A	5.00%	04/01/45 (a)	250,000	269,161
RB Series 2024 A	5.00%	04/01/49 (a)	5,685,000	6,013,810
RB Series 2025 A	5.25%	04/01/38 (a)	5,000,000	5,932,422
RB Series 2025 A	5.00%	04/01/45 (a)	250,000	271,097
RB Series 2025 A	5.00%	04/01/50 (a)	250,000	264,682
Refunding RB Series 2015 F	5.00%	05/01/27 (a)	75,000	75,103
Refunding RB Series 2017 B	5.00%	10/01/28 (a)	100,000	104,538
Refunding RB Series 2021 A	5.00%	02/01/29	490,000	529,639
Refunding RB Series 2021 A	5.00%	02/01/31	200,000	225,665
Refunding RB Series 2021 A	5.00%	02/01/32	25,000	28,692
Refunding RB Series 2022 A	5.00%	08/01/28	190,000	202,901
Refunding RB Series 2022 A	5.00%	08/01/30	100,000	111,771
Refunding RB Series 2022 A	5.00%	08/01/31	30,000	34,166
Refunding RB Series 2022 A	5.00%	08/01/32 (a)	95,000	107,748
Refunding RB Series 2022 A	5.00%	08/01/34 (a)	200,000	225,180
Refunding RB Series 2022 A	5.00%	08/01/35 (a)	75,000	84,061
Refunding RB Series 2022 A	5.00%	08/01/36 (a)	35,000	39,012
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 C	5.00%	08/01/35 (a)	75,000	84,061
Refunding RB Series 2023 B	5.00%	12/01/26	50,000	51,199
Refunding RB Series 2023 B	5.00%	12/01/27	30,000	31,519
Refunding RB Series 2023 B	5.00%	12/01/28	100,000	107,657
Refunding RB Series 2023 C	5.00%	09/01/36 (a)	155,000	178,617
Refunding RB Series 2024 C	5.00%	09/01/33	150,000	176,087
Refunding RB Series 2024 C	5.00%	09/01/36 (a)	125,000	146,248
California State University
RB Series 2023 A	5.25%	11/01/53 (a)	1,275,000	1,364,639
RB Series 2024 A	4.00%	11/01/55 (a)	220,000	204,523
RB Series 2024 A	5.50%	11/01/55 (a)	200,000	219,209
Refunding RB Series 2015 A	4.00%	11/01/43 (a)	75,000	74,193
Refunding RB Series 2016 A	5.00%	11/01/27 (a)	115,000	116,013
Refunding RB Series 2016 A	5.00%	11/01/28 (a)	250,000	252,248
Refunding RB Series 2016 A	5.00%	11/01/29 (a)	100,000	100,896
Refunding RB Series 2016 A	5.00%	11/01/30 (a)	540,000	544,820
Refunding RB Series 2016 A	5.00%	11/01/32 (a)	170,000	171,427
Refunding RB Series 2016 A	4.00%	11/01/34 (a)	25,000	25,066
Refunding RB Series 2016 A	3.13%	11/01/36 (a)	225,000	220,865
Refunding RB Series 2016 A	4.00%	11/01/37 (a)	280,000	280,433
Refunding RB Series 2016 A	5.00%	11/01/41 (a)	70,000	70,329
Refunding RB Series 2016 A	4.00%	11/01/45 (a)	250,000	242,542
Refunding RB Series 2017 A	5.00%	11/01/26	320,000	327,336
Refunding RB Series 2017 A	5.00%	11/01/27 (a)	100,000	103,521
Refunding RB Series 2017 A	5.00%	11/01/29 (a)	370,000	383,582
Refunding RB Series 2017 A	5.00%	11/01/31 (a)	355,000	367,561
Refunding RB Series 2017 A	5.00%	11/01/47 (a)	5,000,000	5,068,312
Refunding RB Series 2025 A	5.00%	11/01/42 (a)	250,000	281,837
Refunding RB Series 2025 A	5.25%	11/01/50 (a)	1,000,000	1,087,550
Refunding RB Series 2025 A	4.63%	11/01/56 (a)	1,500,000	1,523,402
Chabot-Las Positas Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/35 (a)	4,000,000	4,021,486
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	1,170,000	1,174,415
Chaffey Community College District
GO Bonds Series 2019 A	5.00%	06/01/48 (a)(b)	100,000	106,307
Chaffey Joint Union High School District
GO Bonds Series 2024 H	4.66%	08/01/49 (a)(d)	1,000,000	331,944
Chino Valley Unified School District
GO Bonds Series 2020 B	4.00%	08/01/45 (a)	110,000	108,478
GO Bonds Series 2020 B	5.00%	08/01/55 (a)	160,000	164,627
GO Bonds Series 2024 D	5.00%	08/01/55 (a)	750,000	787,488
Citrus Community College District
GO Bonds Series 2024 B	5.00%	08/01/49 (a)	250,000	265,697
City & County of San Francisco
Refunding COP Series 2024 R-1	4.00%	04/01/45 (a)	100,000	97,202
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/28	135,000	144,687
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/30	40,000	45,166
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/32	55,000	64,559
Refunding GO Bonds Series 2024 R-1	5.00%	06/15/35 (a)	95,000	113,932
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Los Angeles Department of Airports
RB Series 2019 E	5.00%	05/15/44 (a)	775,000	802,882
RB Series 2020 D	4.00%	05/15/48 (a)	200,000	190,374
RB Series 2022 B	4.00%	05/15/48 (a)	1,150,000	1,094,649
RB Series 2022 I	5.00%	05/15/48 (a)	300,000	313,975
RB Series 2025 E	5.00%	05/15/50 (a)	2,545,000	2,694,098
RB Series 2025 E	5.25%	05/15/55 (a)	1,000,000	1,071,236
Refunding RB Series 2020 A	5.00%	05/15/34 (a)	100,000	109,751
Refunding RB Series 2020 A	5.00%	05/15/36 (a)	210,000	228,888
Refunding RB Series 2020 A	5.00%	05/15/38 (a)	125,000	135,241
Refunding RB Series 2020 A	5.00%	05/15/40 (a)	40,000	42,844
Refunding RB Series 2020 B	5.00%	05/15/32 (a)	135,000	150,729
Refunding RB Series 2021 B	5.00%	05/15/45 (a)	550,000	582,219
Refunding RB Series 2021 B	5.00%	05/15/48 (a)	100,000	104,303
Refunding RB Series 2025 D	5.25%	05/15/51 (a)	750,000	808,243
City of Los Angeles Wastewater System Revenue
RB Series 2017 A	5.25%	06/01/47 (a)	25,000	25,393
RB Series 2022 A	5.00%	06/01/47 (a)	80,000	84,568
RB Series 2025 A	5.00%	06/01/55 (a)	250,000	265,674
Refunding RB Series 2018 B	5.00%	06/01/27	115,000	119,575
Refunding RB Series 2022 C	5.00%	06/01/30	100,000	112,583
Refunding RB Series 2025 A	5.00%	06/01/38 (a)	1,000,000	1,185,838
City of Riverside Electric Revenue
Refunding RB Series 2024 A	5.00%	10/01/49 (a)	30,000	31,891
City of Sacramento Transient Occupancy Tax Revenue
RB Series 2018 A	5.00%	06/01/48 (a)	250,000	255,211
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2020 A	5.00%	11/01/50 (a)	295,000	305,135
RB Series 2020 B	5.00%	11/01/50 (a)	45,000	45,637
RB Series 2023 A	5.25%	11/01/48 (a)	400,000	429,467
RB Series 2023 A	5.25%	11/01/52 (a)	900,000	961,424
Refunding RB Series 2016 A	5.00%	11/01/26	350,000	357,878
Refunding RB Series 2016 A	4.00%	11/01/36 (a)	40,000	40,184
Refunding RB Series 2016 A	4.00%	11/01/39 (a)	315,000	315,268
Refunding RB Series 2023 C	5.00%	11/01/32	1,000,000	1,181,944
Refunding RB Series 2023 C	5.00%	11/01/37 (a)	100,000	116,648
City of San Jose
GO Bonds Series 2019 A-1	5.00%	09/01/45 (a)	250,000	260,037
City of Vernon Electric System Revenue
RB Series 2021 A	5.00%	10/01/27	30,000	31,065
Clovis Unified School District
GO Bonds Series 2024 C	4.00%	08/01/48 (a)	1,840,000	1,758,630
Coast Community College District
GO Bonds Series 2006 B	2.82%	08/01/27 (c)(d)	110,000	105,630
GO Bonds Series 2006 B	3.01%	08/01/30 (c)(d)	385,000	341,502
GO Bonds Series 2017 D	4.50%	08/01/39 (a)(b)	125,000	129,483
GO Bonds Series 2019 F	4.14%	08/01/40 (a)(d)	300,000	169,908
Compton Unified School District
GO Bonds Series 2019 B	4.00%	06/01/49 (a)(c)	150,000	143,539
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Contra Costa Community College District
GO Bonds Series 2014 A	4.00%	08/01/39 (a)	4,000,000	4,000,678
Contra Costa Transportation Authority Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	03/01/34 (a)	40,000	42,909
Corona-Norco Unified School District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	50,000	47,481
County of Sacramento Airport System Revenue
RB Series 2024	5.00%	07/01/49 (a)	150,000	159,236
RB Series 2024	5.25%	07/01/49 (a)	750,000	809,500
County of San Bernardino
Refunding COP Series 2019 A	5.00%	10/01/26	40,000	40,794
County of San Diego
COP Series 2023	5.00%	10/01/48 (a)	100,000	105,454
County of Santa Clara
Refunding GO Bonds Series 2017 C	3.25%	08/01/39 (a)	490,000	473,338
Desert Community College District
GO Bonds Series 2021 A-1	4.00%	08/01/51 (a)	700,000	666,912
Downey Unified School District
GO Bonds Series 2023 A	4.00%	08/01/52 (a)	1,000,000	936,662
East Bay Municipal Utility District Water System Revenue
RB Series 2017 A	5.00%	06/01/42 (a)	3,705,000	3,790,993
RB Series 2017 A	4.00%	06/01/45 (a)	155,000	155,011
RB Series 2024 A	5.00%	06/01/49 (a)	60,000	64,138
Refunding RB Series 2017 B	5.00%	06/01/29 (a)	70,000	72,878
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	265,000	275,886
Refunding RB Series 2017 B	5.00%	06/01/31 (a)	80,000	83,230
Refunding RB Series 2017 B	5.00%	06/01/33 (a)	115,000	119,381
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	30,000	31,063
East County Advanced Water Purification Joint Powers Authority
RB Series 2024 A-1	3.13%	09/01/26 (a)	570,000	571,177
RB Series 2024 A-2	5.00%	09/01/26 (a)	330,000	333,562
East Side Union High School District
GO Bonds Series 2024 B	5.00%	08/01/30 (c)	100,000	112,933
Eastern Municipal Water District Financing Authority
RB Series 2017 D	5.00%	07/01/47 (a)	85,000	86,408
El Camino Community College District Fountation
GO Bonds Series 2012 C	2.89%	08/01/34 (d)	750,000	585,884
Elk Grove Unified School District
GO Bonds Series 2019	4.00%	08/01/48 (a)	200,000	186,962
Refunding COP Series 2016	3.13%	02/01/40 (a)(c)	245,000	227,396
Folsom Cordova Unified School District
GO Bonds Series 2019 D	4.00%	10/01/44 (a)(c)	350,000	348,334
Foothill-De Anza Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/40 (a)	100,000	100,002
Foothill-Eastern Transportation Corridor Agency
RB Series 1995 A	2.48%	01/01/28 (b)(d)	340,000	324,330
RB Series 2021 A	4.00%	01/15/46 (a)	810,000	777,549
Refunding RB Series 2014 B-2	3.50%	01/15/53 (a)	65,000	52,474
Refunding RB Series 2015	2.94%	01/15/34 (c)(d)	1,000,000	786,801
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 A	4.00%	01/15/46 (a)	350,000	335,978
Refunding RB Series 2021 C	4.00%	01/15/43 (a)	1,105,000	1,092,171
Fresno Unified School District
GO Bonds Series 2022 B	4.00%	08/01/52 (a)	150,000	139,389
Refunding GO Bonds Series 2016 B	4.00%	08/01/46 (a)	400,000	381,067
Glendale Community College District
GO Bonds Series 2017 A	5.25%	08/01/41 (a)(b)	100,000	104,745
GO Bonds Series 2017 A	4.00%	08/01/46 (a)	1,500,000	1,442,830
GO Bonds Series 2020 B	4.00%	08/01/50 (a)	170,000	160,690
Grossmont-Cuyamaca Community College District
GO Bonds Series 2018 B	4.00%	08/01/47 (a)	130,000	126,478
Hayward Area Recreation & Park District
Refunding GO Bonds Series 2017 A	4.00%	08/01/46 (a)	25,000	24,803
Hayward Unified School District
GO Bonds Series 2017	4.00%	08/01/42 (a)(c)	35,000	35,006
GO Bonds Series 2019 A	4.00%	08/01/48 (a)	250,000	237,993
GO Bonds Series 2020	4.00%	08/01/45 (a)(c)	150,000	146,074
GO Bonds Series 2020	4.00%	08/01/50 (a)(c)	150,000	142,110
GO Bonds Series 2025 B	4.25%	08/01/55 (a)(c)	2,000,000	1,964,623
Refunding GO Bonds Series 2019	4.00%	08/01/43 (a)	1,000,000	996,521
Imperial Irrigation District Electric System Revenue
RB Series 2016 B-1	5.00%	11/01/46 (a)	50,000	50,395
Irvine Facilities Financing Authority
RB Series 2023 A	4.25%	05/01/53 (a)	100,000	95,378
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.00%	09/01/48 (a)	500,000	525,348
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.25%	09/01/53 (a)	25,000	26,574
Special Tax Community Facilities District No. 2013-3 Series 2023 A	4.00%	09/01/58 (a)	100,000	91,692
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/46 (a)	250,000	233,528
Long Beach Community College District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	150,000	142,444
GO Bonds Series 2025 E	5.00%	08/01/48 (a)	500,000	538,295
Long Beach Unified School District
GO Bonds Series 2019 B	3.00%	08/01/48 (a)	150,000	115,468
GO Bonds Series 2019 B	3.00%	08/01/50 (a)	350,000	265,156
GO Bonds Series 2019 F	3.00%	08/01/47 (a)	3,250,000	2,523,773
GO Bonds Series 2023 C	4.00%	08/01/50 (a)	100,000	95,249
Los Angeles Community College District
GO Bonds Series 2017 J	4.00%	08/01/41 (a)	1,000,000	1,003,594
GO Bonds Series 2019 K	4.00%	08/01/38 (a)	4,065,000	4,072,078
GO Bonds Series 2019 K	3.00%	08/01/39 (a)	275,000	261,060
GO Bonds Series 2022 C-1	5.00%	08/01/26	25,000	25,418
GO Bonds Series 2022 L	5.00%	08/01/36 (a)	25,000	28,740
GO Bonds Series 2023 D	5.00%	08/01/28	65,000	69,888
GO Bonds Series 2023 D	5.00%	08/01/30	100,000	113,073
GO Bonds Series 2024	5.00%	08/01/27	85,000	88,908
GO Bonds Series 2024	5.00%	08/01/36 (a)	45,000	53,568
GO Bonds Series 2024	5.00%	08/01/38 (a)	175,000	204,622
GO Bonds Series 2024 E	5.00%	08/01/28	100,000	107,520
GO Bonds Series 2024 E	5.00%	08/01/30	640,000	723,667
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2015 C	5.00%	06/01/26	80,000	80,951
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	50,000	50,129
Los Angeles County Facilities 2, Inc.
RB Series 2024 A	5.25%	06/01/49 (a)	620,000	667,847
Los Angeles County Facilities, Inc.
RB Series 2018 A	4.00%	12/01/48 (a)	100,000	95,399
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
RB Series 2017 A	5.00%	07/01/38 (a)	30,000	31,054
RB Series 2017 A	5.00%	07/01/42 (a)	150,000	153,714
RB Series 2017 A	5.00%	07/01/42 (a)	200,000	204,952
RB Series 2019 A	5.00%	07/01/37 (a)	120,000	126,593
RB Series 2019 B	5.00%	07/01/35 (a)	60,000	63,606
RB Series 2019 B	5.00%	07/01/36 (a)	170,000	179,767
RB Series 2020 A	5.00%	06/01/27	175,000	182,137
RB Series 2020 A	5.00%	06/01/28	865,000	925,451
RB Series 2020 A	5.00%	06/01/29	165,000	181,252
RB Series 2020 A	5.00%	06/01/33 (a)	2,510,000	2,606,493
RB Series 2020 A	5.00%	06/01/34 (a)	250,000	259,221
RB Series 2020 A	5.00%	06/01/35 (a)	50,000	55,372
RB Series 2020 A	4.00%	06/01/36 (a)	1,290,000	1,347,343
RB Series 2020 A	5.00%	06/01/36 (a)	35,000	38,590
RB Series 2020 A	5.00%	06/01/37 (a)	50,000	54,873
RB Series 2021 A	5.00%	06/01/29	20,000	21,998
RB Series 2021 A	5.00%	06/01/30	105,000	118,307
RB Series 2021 A	5.00%	06/01/33 (a)	80,000	91,523
RB Series 2021 A	4.00%	06/01/34 (a)	270,000	291,118
RB Series 2021 A	4.00%	06/01/35 (a)	170,000	180,785
Refunding RB Series 2016 A	5.00%	06/01/35 (a)	500,000	504,675
Refunding RB Series 2024 A	5.00%	06/01/31	1,000,000	1,152,440
Refunding RB Series 2024 A	5.00%	06/01/33	75,000	89,453
Refunding RB Series 2024 A	5.00%	06/01/38 (a)	125,000	146,445
Los Angeles County Public Works Financing Authority
RB Series 2016 D	4.00%	12/01/40 (a)	200,000	200,025
RB Series 2020 A	4.00%	12/01/43 (a)	70,000	70,013
RB Series 2021 F	4.00%	12/01/46 (a)	100,000	97,364
RB Series 2025 J	5.00%	12/01/43 (a)	1,200,000	1,337,385
RB Series 2025 J	5.00%	12/01/47 (a)	1,000,000	1,075,060
RB Series 2025 J	5.25%	12/01/50 (a)	900,000	975,549
RB Series 2025 J	5.50%	12/01/54 (a)	310,000	340,633
Refunding RB Series 2024 H	5.00%	12/01/49 (a)	530,000	563,535
Los Angeles Department of Water & Power
RB Power System Revenue Series 2017 A	5.00%	07/01/34 (a)	160,000	163,172
RB Power System Revenue Series 2017 A	5.00%	07/01/47 (a)	100,000	100,480
RB Power System Revenue Series 2017 C	5.00%	07/01/47 (a)	3,000,000	3,021,404
RB Power System Revenue Series 2019 A	5.00%	07/01/45 (a)	140,000	142,440
RB Power System Revenue Series 2019 A	5.00%	07/01/49 (a)	175,000	176,387
RB Power System Revenue Series 2021 C	4.00%	07/01/26 (a)	50,000	50,291
RB Power System Revenue Series 2021 C	5.00%	07/01/51 (a)	50,000	51,239
RB Power System Revenue Series 2022 A	5.00%	07/01/46 (a)	130,000	134,155
RB Power System Revenue Series 2022 A	5.00%	07/01/51 (a)	265,000	271,564
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Power System Revenue Series 2022 B	5.00%	07/01/43 (a)	50,000	52,791
RB Power System Revenue Series 2022 B	5.00%	07/01/47 (a)	110,000	113,809
RB Power System Revenue Series 2023 B	5.25%	07/01/53 (a)	40,000	41,670
RB Power System Revenue Series 2024 D	5.00%	07/01/43 (a)	70,000	74,921
RB Power System Revenue Series 2024 D	5.00%	07/01/47 (a)	100,000	104,347
RB Power System Revenue Series 2024 D	5.00%	07/01/50 (a)	100,000	103,818
Refunding RB Power System Revenue Series 2017 B	5.00%	07/01/35 (a)	10,000	10,188
Refunding RB Power System Revenue Series 2018 D	5.00%	07/01/34 (a)	250,000	262,204
Refunding RB Power System Revenue Series 2019 B	5.00%	07/01/32 (a)	140,000	148,844
Refunding RB Power System Revenue Series 2019 B	5.00%	07/01/33 (a)	200,000	212,100
Refunding RB Power System Revenue Series 2019 D	5.00%	07/01/32 (a)	1,000,000	1,073,206
Refunding RB Power System Revenue Series 2019 D	5.00%	07/01/44 (a)	250,000	256,229
Refunding RB Power System Revenue Series 2020 A	5.00%	07/01/29	150,000	161,914
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/40 (a)	235,000	249,177
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/45 (a)	700,000	720,614
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/41 (a)	100,000	105,779
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/46 (a)	80,000	82,348
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/48 (a)	150,000	154,011
Refunding RB Power System Revenue Series 2022 C	5.00%	07/01/40 (a)	385,000	415,194
Refunding RB Power System Revenue Series 2022 C	5.00%	07/01/41 (a)	150,000	160,219
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/26	100,000	101,219
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/27	200,000	207,384
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/29	100,000	107,942
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/28	50,000	52,813
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/31	105,000	117,276
Refunding RB Power System Revenue Series 2023 D	5.00%	07/01/32	300,000	339,560
Refunding RB Power System Revenue Series 2023 D	5.00%	07/01/42 (a)	5,000	5,361
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/35 (a)	1,000,000	1,133,592
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/36 (a)	325,000	366,289
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/38 (a)	380,000	423,053
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/53 (a)	125,000	128,485
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/36 (a)	85,000	96,434
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/37 (a)	415,000	467,188
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/38 (a)	150,000	167,987
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/35 (a)	410,000	468,009
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/39 (a)	135,000	150,361
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/44 (a)	1,905,000	2,012,113
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/46 (a)	815,000	851,006
Refunding RB Power System Revenue Series 2024 E	5.00%	07/01/39 (a)	250,000	279,986
Refunding RB Power System Revenue Series 2025 A	5.00%	07/01/28 (a)	1,500,000	1,567,929
Refunding RB Power System Revenue Series 2025 A	5.00%	07/01/50 (a)	2,000,000	2,080,026
Refunding RB Power System Revenue Series 2025 B	5.00%	07/01/30	1,000,000	1,099,120
Refunding RB Power System Revenue Series 2025 B	5.00%	07/01/31	3,000,000	3,350,741
Refunding RB Power System Revenue Series 2025 C	5.00%	07/01/30 (a)	2,000,000	2,177,339
Refunding RB Power System Revenue Series 2025 C	5.00%	07/01/42 (a)	750,000	816,190
Los Angeles Department of Water & Power Water System Revenue
RB Series 2018 A	5.00%	07/01/48 (a)	85,000	85,532
Refunding RB Series 2016 A	5.00%	07/01/41 (a)(b)	2,000,000	2,000,000
Refunding RB Series 2016 A	5.00%	07/01/46 (a)(b)	250,000	250,000
Refunding RB Series 2020 A	5.00%	07/01/41 (a)	85,000	89,460
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	5.00%	07/01/50 (a)	300,000	306,593
Refunding RB Series 2021 B	5.00%	07/01/46 (a)	1,000,000	1,029,354
Refunding RB Series 2021 C	5.00%	07/01/36 (a)	100,000	107,968
Refunding RB Series 2021 C	5.00%	07/01/37 (a)	215,000	231,045
Refunding RB Series 2021 C	5.00%	07/01/38 (a)	105,000	112,481
Refunding RB Series 2021 C	5.00%	07/01/40 (a)	260,000	275,685
Refunding RB Series 2022 B	5.00%	07/01/47 (a)	295,000	304,527
Refunding RB Series 2022 B	4.00%	07/01/49 (a)	200,000	184,700
Refunding RB Series 2022 C	5.00%	07/01/38 (a)	75,000	82,480
Refunding RB Series 2022 C	5.00%	07/01/39 (a)	95,000	103,996
Refunding RB Series 2022 C	5.00%	07/01/40 (a)	100,000	108,425
Refunding RB Series 2022 C	5.00%	07/01/41 (a)	245,000	262,923
Refunding RB Series 2022 C	5.00%	07/01/42 (a)	350,000	372,319
Refunding RB Series 2022 C	5.00%	07/01/43 (a)	150,000	158,374
Refunding RB Series 2022 D	5.00%	07/01/47 (a)	55,000	56,904
Refunding RB Series 2022 D	5.00%	07/01/52 (a)	150,000	153,958
Refunding RB Series 2023 A	5.00%	07/01/33	75,000	85,661
Refunding RB Series 2023 A	5.00%	07/01/34 (a)	50,000	56,894
Refunding RB Series 2024 B	5.00%	07/01/38 (a)	250,000	281,606
Refunding RB Series 2024 B	5.00%	07/01/39 (a)	550,000	615,968
Refunding RB Series 2025 A	5.00%	01/01/30 (a)	705,000	758,746
Refunding RB Series 2025 C	5.00%	07/01/39 (a)	2,000,000	2,263,898
Refunding RB Series 2025 C	5.00%	07/01/49 (a)	1,000,000	1,044,328
Los Angeles Unified School District
COP Series 2023 A	5.00%	10/01/34 (a)(b)	1,190,000	1,416,811
COP Series 2023 A	5.00%	10/01/34 (a)	795,000	937,615
COP Series 2023 A	5.00%	10/01/36 (a)(b)	60,000	71,436
COP Series 2023 A	5.00%	10/01/36 (a)	40,000	46,154
COP Series 2023 A	5.00%	10/01/37 (a)(b)	55,000	65,483
COP Series 2023 A	5.00%	10/01/37 (a)	35,000	39,952
GO Bonds Series 2016 A	4.00%	07/01/40 (a)	110,000	109,998
GO Bonds Series 2018 B-1	5.00%	07/01/30 (a)	100,000	105,628
GO Bonds Series 2018 B-1	5.00%	07/01/32 (a)	425,000	447,458
GO Bonds Series 2018 B-1	5.00%	07/01/33 (a)	125,000	131,480
GO Bonds Series 2018 B-1	5.25%	07/01/42 (a)	310,000	322,139
GO Bonds Series 2020 C	5.00%	07/01/27	215,000	224,263
GO Bonds Series 2020 C	4.00%	07/01/31 (a)	140,000	149,450
GO Bonds Series 2020 C	3.00%	07/01/35 (a)	70,000	69,217
GO Bonds Series 2020 C	4.00%	07/01/37 (a)	80,000	83,052
GO Bonds Series 2020 C	4.00%	07/01/39 (a)	50,000	51,398
GO Bonds Series 2020 C	4.00%	07/01/44 (a)	205,000	203,515
GO Bonds Series 2020 C	3.00%	07/01/45 (a)	100,000	79,973
GO Bonds Series 2020 RYQ	5.00%	07/01/33 (a)	85,000	95,027
GO Bonds Series 2020 RYQ	5.00%	07/01/35 (a)	200,000	222,158
GO Bonds Series 2020 RYQ	4.00%	07/01/36 (a)	115,000	120,057
GO Bonds Series 2020 RYQ	4.00%	07/01/37 (a)	25,000	25,954
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	630,000	625,436
GO Bonds Series 2021 RYRR	4.00%	07/01/46 (a)	135,000	130,948
GO Bonds Series 2022 QRR	5.00%	07/01/29	140,000	154,074
GO Bonds Series 2022 QRR	5.25%	07/01/47 (a)	255,000	274,420
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023	5.00%	07/01/37 (a)	10,000	11,633
GO Bonds Series 2023	5.00%	07/01/38 (a)	25,000	28,891
GO Bonds Series 2023	5.25%	07/01/40 (a)	505,000	581,491
GO Bonds Series 2023	5.25%	07/01/42 (a)	50,000	56,243
GO Bonds Series 2023	5.25%	07/01/48 (a)	1,285,000	1,390,534
GO Bonds Series 2024 QRR	5.00%	07/01/35 (a)	1,500,000	1,815,643
GO Bonds Series 2024 QRR	5.00%	07/01/39 (a)	70,000	81,416
GO Bonds Series 2024 QRR	5.00%	07/01/40 (a)	50,000	57,336
GO Bonds Series 2024 QRR	5.00%	07/01/43 (a)	250,000	276,590
GO Bonds Series 2024 QRR	5.00%	07/01/44 (a)	2,000,000	2,193,259
GO Bonds Series 2024 QRR	5.00%	07/01/45 (a)	45,000	48,999
GO Bonds Series 2024 QRR	5.25%	07/01/49 (a)	85,000	92,072
Refunding GO Bonds Series 2016 B	5.00%	07/01/27 (a)	155,000	157,047
Refunding GO Bonds Series 2016 B	2.00%	07/01/29 (a)	100,000	96,598
Refunding GO Bonds Series 2016 B	5.00%	07/01/30 (a)	30,000	30,388
Refunding GO Bonds Series 2016 B	3.00%	07/01/31 (a)	165,000	165,091
Refunding GO Bonds Series 2016 B	3.00%	07/01/32 (a)	50,000	49,917
Refunding GO Bonds Series 2017 A	5.00%	07/01/26	410,000	415,813
Refunding GO Bonds Series 2019 A	5.00%	07/01/27	475,000	495,465
Refunding GO Bonds Series 2019 A	5.00%	07/01/29	225,000	247,619
Refunding GO Bonds Series 2019 A	5.00%	07/01/32 (a)	575,000	627,318
Refunding GO Bonds Series 2020 A	5.00%	07/01/27	125,000	130,386
Refunding GO Bonds Series 2020 A	5.00%	07/01/28	275,000	294,951
Refunding GO Bonds Series 2024 A	5.00%	07/01/26	1,060,000	1,075,028
Refunding GO Bonds Series 2024 A	5.00%	07/01/27	445,000	464,173
Refunding GO Bonds Series 2024 A	5.00%	07/01/28	875,000	938,481
Refunding GO Bonds Series 2024 A	5.00%	07/01/29	870,000	957,458
Refunding GO Bonds Series 2024 A	5.00%	07/01/31	500,000	574,704
Refunding GO Bonds Series 2024 A	5.00%	07/01/32	2,025,000	2,369,409
Refunding GO Bonds Series 2024 A	5.00%	07/01/33	7,955,000	9,469,438
Refunding GO Bonds Series 2024 A	5.00%	07/01/34	235,000	283,767
Marin Healthcare District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	350,000	328,669
Metropolitan Water District of Southern California
RB Series 2020 A	5.00%	10/01/45 (a)	1,535,000	1,610,540
RB Series 2021 A	5.00%	10/01/46 (a)	200,000	212,676
RB Series 2023 A	5.00%	04/01/53 (a)	40,000	42,295
Refunding RB Series 2017 A	2.50%	07/01/26	100,000	99,799
Refunding RB Series 2017 A	2.50%	07/01/27	150,000	149,136
Refunding RB Series 2019 A	5.00%	07/01/29	25,000	27,487
Refunding RB Series 2019 A	5.00%	07/01/30 (a)	1,350,000	1,468,584
Refunding RB Series 2019 A	5.00%	07/01/34 (a)	4,000,000	4,314,968
Refunding RB Series 2020 A	5.00%	07/01/27	65,000	67,899
Refunding RB Series 2020 C	5.00%	07/01/40 (a)	20,000	21,735
Refunding RB Series 2022 A	5.00%	10/01/28	550,000	594,000
Refunding RB Series 2022 A	5.00%	10/01/29	250,000	277,180
Refunding RB Series 2024 A	5.00%	04/01/31	25,000	28,750
Refunding RB Series 2024 A	5.00%	04/01/34	110,000	132,843
Mountain View-Whisman School District
GO Bonds Series 2022 B	4.25%	09/01/45 (a)	40,000	40,344
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mt San Antonio Community College District
GO Bonds Series 2019 A	4.00%	08/01/49 (a)	525,000	501,542
GO Bonds Series 2021 E	4.07%	08/01/46 (a)(d)	250,000	95,931
Municipal Improvement Corp. of Los Angeles
RB Series 2025 A	5.00%	05/01/46 (a)	1,000,000	1,065,747
Refunding RB Series 2016 B	5.00%	11/01/28 (a)	75,000	76,557
Refunding RB Series 2016 B	5.00%	11/01/29 (a)	35,000	35,709
Refunding RB Series 2016 B	5.00%	11/01/30 (a)	315,000	321,303
Refunding RB Series 2016 B	4.00%	11/01/33 (a)	580,000	583,912
Refunding RB Series 2016 B	4.00%	11/01/34 (a)	500,000	502,653
Refunding RB Series 2016 B	4.00%	11/01/35 (a)	150,000	150,552
Natomas Unified School District
GO Bonds Series 2020 A	4.00%	08/01/49 (a)(c)	25,000	23,919
New Haven Unified School District
GO Bonds Series 2009	3.52%	08/01/33 (c)(d)	125,000	100,466
Newport Mesa Unified School District
GO Bonds Series 2011	3.10%	08/01/33 (d)	250,000	202,893
Norman Y Mineta San Jose International Airport SJC
Refunding RB Series 2017 B	5.00%	03/01/42 (a)	100,000	101,508
Refunding RB Series 2017 B	5.00%	03/01/47 (a)(c)	160,000	161,536
North Orange County Community College District
GO Bonds Series 2003 B	2.97%	08/01/28 (c)(d)	35,000	32,903
Northern California Sanitation Agencies Financing Authority
Refunding RB Sacramento Area Sewer District Series 2020 A	5.00%	12/01/50 (a)	100,000	103,446
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/31	35,000	40,730
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/32 (a)	125,000	148,211
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/33 (a)	115,000	133,291
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/35 (a)	65,000	78,833
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/38 (a)	55,000	64,975
Oakland Unified School District/Alameda County
GO Bonds Series 2021 A	4.00%	08/01/46 (a)(c)	295,000	285,467
Orange County Local Transportation Authority Sales Tax Revenue
RB Series 2019	5.00%	02/15/41 (a)	100,000	105,081
Oxnard Union High School District
GO Bonds Series 2018 A	5.00%	08/01/42 (a)(b)	100,000	101,557
GO Bonds Series 2022 C	4.00%	08/01/47 (a)	50,000	47,959
Palomar Community College District
GO Bonds Series 2017 D	4.00%	08/01/46 (a)	100,000	97,257
Pasadena Area Community College District
Refunding GO Bonds Series 2023 A-1	5.00%	08/01/48 (a)	230,000	242,666
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue
RB Series 2022 A	5.00%	06/01/51 (a)	300,000	312,735
Peralta Community College District
GO Bonds Series 2022 B	5.50%	08/01/52 (a)	1,000,000	1,077,807
Perris Union High School District
GO Bonds Series 2019 A	4.00%	09/01/43 (a)(c)	35,000	35,051
Pleasanton Unified School District
GO Bonds Series 2023	4.00%	08/01/52 (a)	555,000	524,837
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Poway Unified School District
GO Bonds Facilities Improvement District No. 2007-1 Series 2009 A	0.00%	08/01/31 (d)	60,000	51,458
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	3.98%	08/01/33 (d)	85,000	68,101
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	2.92%	08/01/34 (d)	280,000	216,430
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.12%	08/01/37 (d)	250,000	169,300
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.61%	08/01/51 (d)	2,635,000	820,193
Rancho Santiago Community College District
GO Bonds Series 2006 C	3.31%	09/01/30 (c)(d)	280,000	245,854
Rio Hondo Community College District
GO Bonds Series 2022 D	4.49%	08/01/44 (a)(d)	500,000	207,960
GO Bonds Series 2025 A	4.38%	08/01/55 (a)	350,000	349,883
River Islands Public Financing Authority
Refunding Special Tax Community Facilities District No. 2003-1 Area 1 Series 2022 A-1	5.25%	09/01/52 (a)(c)	500,000	526,254
Riverside Community College District
GO Bonds Series 2025 A	4.00%	08/01/50 (a)	250,000	239,218
GO Bonds Series 2025 A	4.00%	08/01/54 (a)	250,000	236,279
Riverside County Transportation Commission
Refunding RB Series 2021 B-1	4.00%	06/01/37 (a)	60,000	61,065
Refunding RB Series 2021 B-1	4.00%	06/01/39 (a)	275,000	277,303
Refunding RB Series 2021 B-1	4.00%	06/01/40 (a)	80,000	79,935
Refunding RB Series 2021 B-1	4.00%	06/01/46 (a)	150,000	136,121
Refunding RB Series 2021 C	4.00%	06/01/47 (a)	50,000	44,795
Riverside County Transportation Commission Sales Tax Revenue
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	20,000	21,095
Refunding RB Series 2017 B	5.00%	06/01/32 (a)	310,000	326,461
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	225,000	236,054
Refunding RB Series 2017 B	5.00%	06/01/37 (a)	25,000	26,139
Riverside Unified School District
GO Bonds Series 2019 B	4.00%	08/01/42 (a)	200,000	200,055
Sacramento City Financing Authority
Refunding RB Series 2006	5.25%	12/01/30 (c)	100,000	110,587
Sacramento City Unified School District
GO Bonds Series 2022 A	5.50%	08/01/52 (a)(c)	820,000	858,666
GO Bonds Series 2025 C	5.00%	08/01/50 (a)	300,000	315,566
GO Bonds Series 2025 C	5.00%	08/01/54 (a)	2,500,000	2,615,633
Sacramento Municipal Utility District
RB Series 2019 G	5.00%	08/15/39 (a)	35,000	37,423
RB Series 2019 G	5.00%	08/15/40 (a)	140,000	148,902
RB Series 2020 H	4.00%	08/15/45 (a)	325,000	321,359
RB Series 2023 K	5.00%	08/15/48 (a)	3,020,000	3,214,891
RB Series 2023 K	5.00%	08/15/53 (a)	105,000	110,447
RB Series 2024 M	5.00%	11/15/49 (a)	90,000	95,992
RB Series 2024 M	5.00%	11/15/54 (a)	35,000	36,915
Refunding RB Series 2024 N-1	5.00%	11/15/32	120,000	142,091
Sacramento Transportation Authority Sales Tax Revenue
Refunding RB Series 2023	5.00%	10/01/32	95,000	111,934
Refunding RB Series 2023	5.00%	10/01/36 (a)	180,000	211,256
San Bernardino City Unified School District
GO Bonds Series 2020 F	3.00%	08/01/44 (a)(c)	1,000,000	824,741
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Bernardino Community College District
GO Bonds Series 2009 B	4.63%	08/01/48 (d)	150,000	54,160
GO Bonds Series 2019 A	4.00%	08/01/49 (a)(b)	60,000	61,735
GO Bonds Series 2023 B	4.13%	08/01/49 (a)	125,000	123,541
GO Bonds Series 2023 B	5.00%	08/01/49 (a)	120,000	125,011
GO Bonds Series 2025 F	5.17%	08/01/50 (a)(d)	1,000,000	280,035
San Diego Community College District
GO Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	223,514
GO Bonds Series 2016	5.00%	08/01/31 (a)(b)	25,000	25,399
GO Bonds Series 2024	5.00%	08/01/30	75,000	84,875
GO Bonds Series 2025 A-1	4.00%	08/01/50 (a)	1,000,000	962,633
GO Bonds Series 2025 A-1	5.00%	08/01/55 (a)	1,520,000	1,616,675
San Diego County Regional Airport Authority
RB Series 2021 A	4.00%	07/01/46 (a)	1,075,000	1,021,473
RB Series 2021 A	4.00%	07/01/51 (a)	350,000	326,306
RB Series 2021 A	5.00%	07/01/51 (a)	35,000	36,333
RB Series 2021 A	4.00%	07/01/56 (a)	545,000	499,453
RB Series 2021 A	5.00%	07/01/56 (a)	55,000	56,794
Refunding RB Series 2019 A	5.00%	07/01/36 (a)	55,000	59,254
Refunding RB Series 2019 A	4.00%	07/01/38 (a)	25,000	25,430
San Diego County Regional Transportation Commission
RB Series 2016 A	5.00%	04/01/48 (a)	200,000	200,545
Refunding RB Series 2023 A	5.00%	04/01/29	100,000	109,671
Refunding RB Series 2023 A	5.00%	04/01/32	75,000	88,008
Refunding RB Series 2023 A	5.00%	04/01/33	530,000	632,120
San Diego County Water Authority
Refunding RB Series 2021 B	4.00%	05/01/33 (a)	30,000	32,365
Refunding RB Series 2021 B	4.00%	05/01/34 (a)	80,000	85,792
Refunding RB Series 2021 B	4.00%	05/01/35 (a)	260,000	276,538
Refunding RB Series 2021 B	4.00%	05/01/36 (a)	50,000	52,708
Refunding RB Series 2021 S-1	5.00%	05/01/28 (a)	50,000	53,093
San Diego Public Facilities Financing Authority
RB Series 2021 A	4.00%	10/15/50 (a)	260,000	248,728
RB Series 2023 A	4.00%	10/15/48 (a)	125,000	120,673
RB Sewer Utility Revenue Series 2022 A	5.00%	05/15/47 (a)	15,000	15,851
RB Sewer Utility Revenue Series 2023 A	5.25%	08/01/48 (a)	35,000	37,745
RB Sewer Utility Revenue Series 2024 A	5.00%	05/15/54 (a)	250,000	263,497
RB Water Utility Revenue Series 2019 A	5.00%	08/01/43 (a)	200,000	208,212
Refunding RB Series 2025 A	5.25%	10/15/55 (a)	2,500,000	2,682,379
Refunding RB Sewer Utility Revenue Series 2016 A	5.00%	05/15/27 (a)	75,000	75,732
Refunding RB Sewer Utility Revenue Series 2016 B	5.00%	08/01/27 (a)	75,000	76,156
San Diego Unified School District
GO Bonds Series 2010 C	3.08%	07/01/30 (d)	30,000	26,712
GO Bonds Series 2010 C	3.41%	07/01/35 (d)	200,000	149,930
GO Bonds Series 2010 C	3.96%	07/01/38 (d)	2,000,000	1,302,241
GO Bonds Series 2010 C	4.23%	07/01/45 (d)	150,000	64,532
GO Bonds Series 2012 R-1	3.04%	07/01/30 (d)	165,000	146,918
GO Bonds Series 2017 I	3.13%	07/01/42 (a)	175,000	155,104
GO Bonds Series 2017 I	4.00%	07/01/47 (a)	100,000	95,120
GO Bonds Series 2019 B	3.25%	07/01/48 (a)	350,000	286,399
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 L	4.00%	07/01/49 (a)	100,000	95,973
GO Bonds Series 2020 M-2	4.00%	07/01/50 (a)	200,000	190,812
GO Bonds Series 2021 N-2	4.00%	07/01/46 (a)	1,765,000	1,731,027
GO Bonds Series 2022 F-2	5.00%	07/01/29	65,000	71,604
GO Bonds Series 2023 A-3	5.00%	07/01/48 (a)	1,105,000	1,179,800
GO Bonds Series 2023 A-3	4.00%	07/01/53 (a)	400,000	377,871
GO Bonds Series 2023 G	5.00%	07/01/28	685,000	734,870
GO Bonds Series 2023 G	5.00%	07/01/43 (a)	85,000	93,608
GO Bonds Series 2023 G	4.00%	07/01/53 (a)	530,000	500,679
GO Bonds Series 2023 N-2	5.00%	07/01/48 (a)	55,000	58,723
GO Bonds Series 2023 N-2	5.00%	07/01/53 (a)	180,000	189,454
GO Bonds Series 2024 B-3	4.00%	07/01/54 (a)	350,000	329,736
GO Bonds Series 2024 H-2	5.00%	07/01/49 (a)	1,655,000	1,770,365
GO Bonds Series 2025 C-3	5.00%	07/01/50 (a)	1,500,000	1,601,020
Refunding GO Bonds Series 2005 E-2	5.50%	07/01/27 (c)	150,000	157,586
Refunding GO Bonds Series 2006 F-1	5.25%	07/01/28 (c)	90,000	97,212
Refunding GO Bonds Series 2025 ZR-6A	5.00%	07/01/42	300,000	356,863
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017 A-1	4.00%	08/01/42 (a)	150,000	150,110
GO Bonds Series 2019 B-1	4.00%	08/01/44 (a)	305,000	302,383
GO Bonds Series 2019 B-1	3.00%	08/01/49 (a)	150,000	114,101
GO Bonds Series 2020 C-1	4.00%	08/01/45 (a)	205,000	200,543
GO Bonds Series 2020 C-1	3.00%	08/01/50 (a)	100,000	75,216
GO Bonds Series 2022 D1	4.00%	08/01/47 (a)	100,000	96,876
GO Bonds Series 2022 D-1	5.25%	08/01/47 (a)	190,000	203,529
GO Bonds Series 2022 D-1	4.25%	08/01/52 (a)	135,000	133,161
Refunding GO Bonds Series 2017 E	5.00%	08/01/36 (a)	50,000	51,752
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2017 B	5.00%	05/01/47 (a)	150,000	151,641
RB Series 2018 E	5.00%	05/01/48 (a)	100,000	101,957
RB Series 2019 B	5.00%	05/01/49 (a)	30,000	30,800
RB Series 2019 F	5.00%	05/01/50 (a)	100,000	102,471
Refunding RB Series 2019 D	5.00%	05/01/33 (a)	50,000	54,279
Refunding RB Series 2019 D	5.00%	05/01/34 (a)	65,000	70,387
Refunding RB Series 2019 D	5.00%	05/01/37 (a)	380,000	407,196
Refunding RB Series 2021 B	5.00%	05/01/31	60,000	68,471
Refunding RB Series 2022 B	4.00%	05/01/52 (a)	425,000	400,103
Refunding RB Series 2022 B	5.00%	05/01/52 (a)	1,115,000	1,158,001
Refunding RB Series 2023 B	5.00%	05/01/43 (a)	40,000	43,537
Refunding RB Series 2023 D	5.25%	05/01/48 (a)	1,290,000	1,382,356
San Francisco City & County Public Utilities Commission Power Revenue
RB Series 2023 A	5.00%	11/01/53 (a)	2,000,000	2,088,395
San Francisco City & County Public Utilities Commission Wastewater Revenue
RB Series 2013 B	4.00%	10/01/42 (a)	800,000	786,513
RB Series 2018 A	4.00%	10/01/43 (a)	200,000	200,096
RB Series 2021 A	5.00%	10/01/44 (a)	310,000	330,741
RB Series 2021 A	5.00%	10/01/45 (a)	5,000,000	5,303,360
RB Series 2023 A	5.00%	10/01/27	20,000	21,000
RB Series 2023 A	5.00%	10/01/28	30,000	32,383
RB Series 2023 A	5.00%	10/01/29	25,000	27,699
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023 A	5.00%	10/01/30	100,000	113,514
RB Series 2024 C	5.00%	10/01/49 (a)	50,000	53,000
RB Series 2024 C	5.00%	10/01/54 (a)	1,000,000	1,054,498
San Francisco Community College District
GO Bonds Series 2024 B	5.25%	06/15/49 (a)	500,000	535,195
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (a)	100,000	96,236
San Joaquin Hills Transportation Corridor Agency
RB Series 1993	2.51%	01/01/26 (b)(d)	400,000	400,000
Refunding RB Series 1997 A	3.62%	01/15/32 (c)(d)	100,000	82,007
Refunding RB Series 2014 A	4.00%	01/15/50 (a)	100,000	90,983
Refunding RB Series 2021 A	5.00%	01/15/33 (a)	50,000	55,600
Refunding RB Series 2021 A	4.00%	01/15/34 (a)	360,000	376,425
San Jose Financing Authority
RB Wastewater Revenue Series 2022 B	5.00%	11/01/47 (a)	100,000	106,504
RB Wastewater Revenue Series 2022 B	5.00%	11/01/52 (a)	175,000	183,919
San Jose Redevelopment Successor Agency
Refunding Tax Allocation Series 2017 A	5.00%	08/01/34 (a)	125,000	129,484
Refunding Tax Allocation Series 2017 A	5.00%	08/01/35 (a)	150,000	155,121
San Marcos Unified School District
GO Bonds Series 2025 A	5.25%	08/01/55 (a)	1,000,000	1,079,069
San Mateo County Community College District
GO Bonds Series 2006 B	2.75%	09/01/32 (c)(d)	410,000	340,766
GO Bonds Series 2006 B	3.52%	09/01/34 (c)(d)	50,000	38,673
GO Bonds Series 2018 B	5.00%	09/01/45 (a)	150,000	155,355
San Mateo Foster City School District
GO Bonds Series 2023 B	4.00%	08/01/51 (a)	150,000	144,139
San Mateo Joint Powers Financing Authority
RB Series 2018 A	5.00%	07/15/43 (a)	150,000	155,283
Santa Clara County Financing Authority
RB Series 2019 A	3.13%	05/01/47 (a)	275,000	221,035
Santa Clara Unified School District
GO Bonds Series 2017	3.50%	07/01/42 (a)	25,000	23,964
Santa Clara Valley Transportation Authority
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/26	250,000	251,675
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/29	50,000	54,720
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/34 (a)	110,000	129,906
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/36 (a)	40,000	46,679
Santa Clara Valley Water District
COP Series 2023 C1-2	4.00%	06/01/26 (a)	30,000	30,167
Santa Monica Community College District
GO Bonds Series 2018 A	4.00%	08/01/47 (a)	150,000	145,521
GO Bonds Series 2022 B	4.00%	08/01/45 (a)	150,000	149,325
Santa Monica-Malibu Unified School District
GO Bonds Series 2025 A	5.00%	08/01/50 (a)	260,000	274,667
Southern California Public Power Authority
RB Los Angeles Department of Water & Power Power System Revenue Series 2023 1	5.00%	07/01/37 (a)	500,000	559,397
Refunding RB Series 2015 C	5.00%	07/01/26 (a)	200,000	200,485
Southwestern Community College District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	50,000	48,645
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of California
GO Bonds Series 2003	5.00%	02/01/28 (c)	70,000	73,810
GO Bonds Series 2013	4.00%	02/01/43 (a)	60,000	59,886
GO Bonds Series 2015	4.00%	03/01/45 (a)	100,000	97,984
GO Bonds Series 2016	5.00%	09/01/28 (a)	125,000	127,027
GO Bonds Series 2016	4.00%	09/01/31 (a)	180,000	181,483
GO Bonds Series 2016	4.00%	09/01/32 (a)	405,000	408,133
GO Bonds Series 2016	4.00%	09/01/35 (a)	200,000	200,925
GO Bonds Series 2016	3.00%	09/01/46 (a)	270,000	213,392
GO Bonds Series 2017	5.00%	11/01/27	1,000,000	1,050,211
GO Bonds Series 2017	5.00%	08/01/29 (a)	210,000	218,756
GO Bonds Series 2017	5.00%	11/01/31 (a)	185,000	193,685
GO Bonds Series 2017	4.00%	11/01/47 (a)	150,000	144,242
GO Bonds Series 2017	5.00%	11/01/47 (a)	3,105,000	3,158,466
GO Bonds Series 2018	5.00%	10/01/26 (a)	125,000	125,789
GO Bonds Series 2018	5.00%	10/01/28	2,150,000	2,305,278
GO Bonds Series 2018	5.00%	10/01/29 (a)	150,000	160,946
GO Bonds Series 2018	5.00%	10/01/30 (a)	275,000	294,640
GO Bonds Series 2018	5.00%	10/01/39 (a)	1,000,000	1,004,498
GO Bonds Series 2018	3.63%	10/01/47 (a)	310,000	270,127
GO Bonds Series 2018	5.00%	10/01/47 (a)	50,000	50,120
GO Bonds Series 2019	5.00%	11/01/27	320,000	336,068
GO Bonds Series 2019	5.00%	11/01/28	125,000	134,299
GO Bonds Series 2019	5.00%	11/01/29	30,000	33,018
GO Bonds Series 2019	5.00%	10/01/30 (a)	250,000	274,084
GO Bonds Series 2019	5.00%	04/01/31 (a)	490,000	530,896
GO Bonds Series 2019	5.00%	11/01/31 (a)	20,000	21,447
GO Bonds Series 2019	5.00%	11/01/32 (a)	220,000	235,531
GO Bonds Series 2019	5.00%	04/01/33 (a)	255,000	275,437
GO Bonds Series 2019	3.00%	10/01/33 (a)	1,140,000	1,144,813
GO Bonds Series 2019	4.00%	10/01/44 (a)	315,000	313,501
GO Bonds Series 2019	5.00%	10/01/49 (a)	175,000	180,695
GO Bonds Series 2020	5.00%	11/01/27	35,000	36,757
GO Bonds Series 2020	5.00%	11/01/29	100,000	110,061
GO Bonds Series 2020	5.00%	11/01/32 (a)	1,000,000	1,117,701
GO Bonds Series 2020	5.00%	03/01/34 (a)	100,000	109,854
GO Bonds Series 2020	4.00%	11/01/34 (a)	115,000	121,658
GO Bonds Series 2020	5.00%	03/01/35 (a)(b)	10,000	11,065
GO Bonds Series 2020	5.00%	03/01/35 (a)	400,000	437,933
GO Bonds Series 2020	4.00%	11/01/35 (a)	135,000	142,068
GO Bonds Series 2020	4.00%	03/01/36 (a)(b)	20,000	21,340
GO Bonds Series 2020	4.00%	03/01/36 (a)	3,085,000	3,218,436
GO Bonds Series 2020	5.00%	03/01/36 (a)(b)	20,000	22,129
GO Bonds Series 2020	5.00%	03/01/36 (a)	245,000	267,152
GO Bonds Series 2020	5.00%	11/01/36 (a)	25,000	27,506
GO Bonds Series 2020	3.00%	03/01/46 (a)	120,000	95,933
GO Bonds Series 2020	4.00%	03/01/46 (a)	1,150,000	1,128,045
GO Bonds Series 2020	2.50%	03/01/50 (a)	90,000	61,881
GO Bonds Series 2021	5.00%	10/01/29	95,000	104,353
GO Bonds Series 2021	5.00%	10/01/30	200,000	224,137
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021	5.00%	12/01/32 (a)	150,000	151,390
GO Bonds Series 2021	4.00%	10/01/33 (a)	620,000	661,685
GO Bonds Series 2021	4.00%	10/01/35 (a)	250,000	264,245
GO Bonds Series 2021	5.00%	12/01/35 (a)	210,000	232,483
GO Bonds Series 2021	4.00%	10/01/36 (a)	10,000	10,503
GO Bonds Series 2021	2.38%	12/01/43 (a)	30,000	22,586
GO Bonds Series 2021	3.00%	12/01/46 (a)	70,000	55,714
GO Bonds Series 2021	2.50%	12/01/49 (a)	100,000	69,384
GO Bonds Series 2021	2.38%	10/01/51 (a)	25,000	16,385
GO Bonds Series 2022	5.00%	04/01/27	485,000	501,503
GO Bonds Series 2022	5.00%	04/01/28	75,000	79,439
GO Bonds Series 2022	5.00%	04/01/30	250,000	277,218
GO Bonds Series 2022	5.00%	09/01/31	85,000	96,950
GO Bonds Series 2022	5.00%	04/01/32	575,000	662,695
GO Bonds Series 2022	5.00%	04/01/33 (a)	460,000	528,479
GO Bonds Series 2022	5.00%	09/01/33 (a)	1,000,000	1,155,701
GO Bonds Series 2022	5.00%	09/01/34 (a)	40,000	46,022
GO Bonds Series 2022	5.00%	09/01/36 (a)	300,000	340,865
GO Bonds Series 2022	5.00%	04/01/47 (a)	100,000	105,577
GO Bonds Series 2022	5.25%	09/01/47 (a)	6,330,000	6,803,139
GO Bonds Series 2022	4.00%	04/01/49 (a)	250,000	242,493
GO Bonds Series 2023	5.00%	10/01/30	1,220,000	1,367,237
GO Bonds Series 2023	5.00%	10/01/31	270,000	308,421
GO Bonds Series 2023	5.00%	10/01/33 (a)	55,000	64,221
GO Bonds Series 2023	5.00%	10/01/35 (a)	200,000	230,894
GO Bonds Series 2023	5.00%	09/01/36 (a)	250,000	288,652
GO Bonds Series 2023	5.00%	09/01/38 (a)	1,150,000	1,310,052
GO Bonds Series 2023	5.00%	10/01/39 (a)	340,000	382,311
GO Bonds Series 2023	5.00%	10/01/45 (a)	150,000	160,582
GO Bonds Series 2023	5.25%	10/01/45 (a)	650,000	706,893
GO Bonds Series 2023	4.00%	10/01/50 (a)	865,000	831,363
GO Bonds Series 2023	5.25%	10/01/50 (a)	170,000	181,861
GO Bonds Series 2023	5.25%	09/01/53 (a)	1,200,000	1,282,029
GO Bonds Series 2024	5.00%	08/01/26	250,000	253,935
GO Bonds Series 2024	4.00%	09/01/27	40,000	41,173
GO Bonds Series 2024	5.00%	08/01/28	165,000	176,203
GO Bonds Series 2024	5.00%	09/01/30	100,000	111,874
GO Bonds Series 2024	5.00%	09/01/32	100,000	115,979
GO Bonds Series 2024	5.00%	08/01/33	250,000	293,938
GO Bonds Series 2024	5.00%	09/01/34	300,000	357,316
GO Bonds Series 2024	5.00%	08/01/36 (a)	230,000	269,529
GO Bonds Series 2024	5.00%	09/01/39 (a)	50,000	56,949
GO Bonds Series 2024	5.00%	09/01/41 (a)	5,000,000	5,572,694
GO Bonds Series 2024	5.00%	09/01/44 (a)	400,000	434,686
GO Bonds Series 2024	5.00%	09/01/44 (a)	240,000	260,812
GO Bonds Series 2024	5.00%	09/01/48 (a)	240,000	256,080
GO Bonds Series 2024	4.00%	08/01/49 (a)	250,000	242,436
GO Bonds Series 2024	5.00%	08/01/49 (a)	100,000	106,800
GO Bonds Series 2024	5.50%	08/01/54 (a)	400,000	437,527
GO Bonds Series 2025	5.00%	03/01/28	1,535,000	1,622,512
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025	5.00%	08/01/33	750,000	881,815
GO Bonds Series 2025	5.00%	03/01/44 (a)	1,000,000	1,095,644
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,066,980
GO Bonds Series 2025	5.00%	11/01/52 (a)	3,500,000	3,705,503
GO Bonds Series 2025	5.00%	03/01/55 (a)	850,000	898,132
Refunding GO Bonds Series 2007	5.25%	08/01/32	300,000	344,959
Refunding GO Bonds Series 2014	4.00%	11/01/44 (a)	135,000	133,129
Refunding GO Bonds Series 2015	5.00%	03/01/27 (a)	10,000	10,020
Refunding GO Bonds Series 2015	3.50%	08/01/35 (a)	200,000	200,030
Refunding GO Bonds Series 2015 C	3.00%	09/01/29 (a)	55,000	55,006
Refunding GO Bonds Series 2016	5.00%	09/01/26	285,000	290,134
Refunding GO Bonds Series 2016	5.00%	08/01/27 (a)	30,000	30,454
Refunding GO Bonds Series 2016	5.00%	08/01/28 (a)	175,000	177,480
Refunding GO Bonds Series 2016	5.00%	09/01/28 (a)	500,000	508,107
Refunding GO Bonds Series 2016	5.00%	09/01/30 (a)	100,000	101,582
Refunding GO Bonds Series 2016	2.50%	09/01/32 (a)	25,000	24,095
Refunding GO Bonds Series 2016	3.00%	09/01/32 (a)	500,000	499,653
Refunding GO Bonds Series 2016	4.00%	09/01/32 (a)	50,000	50,387
Refunding GO Bonds Series 2016	5.00%	09/01/32 (a)	40,000	40,601
Refunding GO Bonds Series 2016	3.00%	09/01/33 (a)	155,000	154,024
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	200,000	201,180
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	100,000	100,590
Refunding GO Bonds Series 2016	4.00%	09/01/35 (a)	70,000	70,324
Refunding GO Bonds Series 2016	5.00%	09/01/35 (a)	45,000	45,607
Refunding GO Bonds Series 2016	4.00%	09/01/36 (a)	200,000	200,737
Refunding GO Bonds Series 2016	5.00%	09/01/36 (a)	20,000	20,261
Refunding GO Bonds Series 2017	5.00%	08/01/26	200,000	203,148
Refunding GO Bonds Series 2017	5.00%	11/01/26	125,000	127,824
Refunding GO Bonds Series 2017	5.00%	08/01/27 (a)	200,000	203,025
Refunding GO Bonds Series 2017	5.00%	11/01/27	15,000	15,753
Refunding GO Bonds Series 2017	5.00%	08/01/28 (a)	40,000	40,567
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	25,000	26,216
Refunding GO Bonds Series 2017	5.00%	08/01/29 (a)	80,000	81,129
Refunding GO Bonds Series 2017	5.00%	11/01/29 (a)	100,000	104,822
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	5,015,000	5,222,406
Refunding GO Bonds Series 2017	5.00%	11/01/30 (a)	25,000	26,192
Refunding GO Bonds Series 2017	4.00%	08/01/34 (a)	125,000	125,651
Refunding GO Bonds Series 2017	4.00%	11/01/34 (a)	90,000	91,536
Refunding GO Bonds Series 2017	4.00%	08/01/35 (a)	750,000	753,082
Refunding GO Bonds Series 2017	5.00%	08/01/35 (a)	125,000	129,484
Refunding GO Bonds Series 2017	4.00%	11/01/35 (a)	165,000	167,405
Refunding GO Bonds Series 2017	4.00%	08/01/36 (a)	200,000	200,658
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	30,000	30,345
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	200,000	206,882
Refunding GO Bonds Series 2018	5.00%	08/01/26	3,390,000	3,443,361
Refunding GO Bonds Series 2018	5.00%	08/01/27	60,000	62,596
Refunding GO Bonds Series 2018	5.00%	08/01/28	25,000	26,697
Refunding GO Bonds Series 2018	5.00%	08/01/29 (a)	210,000	224,409
Refunding GO Bonds Series 2018	5.00%	10/01/29 (a)	70,000	70,416
Refunding GO Bonds Series 2018	5.00%	08/01/30 (a)	1,000,000	1,067,286
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2019	5.00%	04/01/26	270,000	271,714
Refunding GO Bonds Series 2019	5.00%	10/01/26	765,000	780,527
Refunding GO Bonds Series 2019	5.00%	10/01/27	70,000	73,352
Refunding GO Bonds Series 2019	5.00%	04/01/28	125,000	132,398
Refunding GO Bonds Series 2019	5.00%	10/01/28	625,000	670,139
Refunding GO Bonds Series 2019	5.00%	04/01/29	500,000	542,758
Refunding GO Bonds Series 2019	5.00%	04/01/29	95,000	103,124
Refunding GO Bonds Series 2019	5.00%	10/01/29	265,000	291,091
Refunding GO Bonds Series 2019	5.00%	04/01/30	100,000	110,887
Refunding GO Bonds Series 2019	5.00%	04/01/31	100,000	113,187
Refunding GO Bonds Series 2019	5.00%	04/01/31 (a)	130,000	140,850
Refunding GO Bonds Series 2019	5.00%	10/01/31 (a)	100,000	109,491
Refunding GO Bonds Series 2019	5.00%	04/01/32 (a)	150,000	162,306
Refunding GO Bonds Series 2019	5.00%	04/01/32	2,095,000	2,414,517
Refunding GO Bonds Series 2019	3.00%	10/01/34 (a)	180,000	180,019
Refunding GO Bonds Series 2019	4.00%	10/01/34 (a)	4,880,000	5,089,214
Refunding GO Bonds Series 2019	3.13%	04/01/35 (a)	75,000	75,076
Refunding GO Bonds Series 2019	5.00%	04/01/36 (a)	200,000	214,207
Refunding GO Bonds Series 2019	3.00%	10/01/36 (a)	700,000	684,940
Refunding GO Bonds Series 2019	5.00%	11/01/36 (a)	95,000	100,731
Refunding GO Bonds Series 2019	5.00%	04/01/37 (a)	190,000	202,780
Refunding GO Bonds Series 2019	3.00%	10/01/37 (a)	490,000	469,905
Refunding GO Bonds Series 2019	5.00%	11/01/39 (a)	5,000,000	5,258,195
Refunding GO Bonds Series 2020	5.00%	11/01/27	1,100,000	1,155,232
Refunding GO Bonds Series 2020	5.00%	11/01/28	330,000	354,550
Refunding GO Bonds Series 2020	5.00%	11/01/29	60,000	66,037
Refunding GO Bonds Series 2020	5.00%	11/01/29	260,000	286,159
Refunding GO Bonds Series 2020	5.00%	11/01/30	535,000	600,612
Refunding GO Bonds Series 2020	5.00%	11/01/32 (a)	70,000	78,239
Refunding GO Bonds Series 2020	4.00%	03/01/37 (a)	2,310,000	2,395,412
Refunding GO Bonds Series 2020	4.00%	11/01/37 (a)	150,000	155,852
Refunding GO Bonds Series 2020	4.00%	11/01/38 (a)	80,000	82,658
Refunding GO Bonds Series 2020	3.00%	11/01/40 (a)	100,000	90,871
Refunding GO Bonds Series 2020	4.00%	11/01/40 (a)	70,000	71,580
Refunding GO Bonds Series 2021	5.00%	12/01/26	500,000	512,449
Refunding GO Bonds Series 2021	5.00%	09/01/27	20,000	20,911
Refunding GO Bonds Series 2021	5.00%	10/01/27	150,000	157,183
Refunding GO Bonds Series 2021	5.00%	12/01/27	220,000	231,560
Refunding GO Bonds Series 2021	5.00%	10/01/28	5,000,000	5,361,110
Refunding GO Bonds Series 2021	5.00%	12/01/28	50,000	53,829
Refunding GO Bonds Series 2021	5.00%	10/01/29	2,065,000	2,268,310
Refunding GO Bonds Series 2021	5.00%	09/01/30	980,000	1,096,361
Refunding GO Bonds Series 2021	5.00%	12/01/31	100,000	114,571
Refunding GO Bonds Series 2021	5.00%	09/01/32 (a)	90,000	102,365
Refunding GO Bonds Series 2021	5.00%	10/01/37 (a)	60,000	66,713
Refunding GO Bonds Series 2021	5.00%	09/01/41 (a)	350,000	378,952
Refunding GO Bonds Series 2021	4.00%	10/01/41 (a)	255,000	259,435
Refunding GO Bonds Series 2022	4.00%	09/01/26	75,000	75,860
Refunding GO Bonds Series 2022	4.00%	09/01/27	125,000	128,666
Refunding GO Bonds Series 2022	4.00%	11/01/29	1,000,000	1,061,836
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2022	5.00%	11/01/30	50,000	56,132
Refunding GO Bonds Series 2022	5.00%	11/01/31	50,000	57,200
Refunding GO Bonds Series 2022	5.00%	11/01/32	100,000	116,261
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	250,000	284,521
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	1,100,000	1,169,788
Refunding GO Bonds Series 2022	5.00%	04/01/37 (a)	50,000	56,212
Refunding GO Bonds Series 2022	4.00%	04/01/42 (a)	200,000	202,417
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	300,000	307,238
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	100,000	108,404
Refunding GO Bonds Series 2022	5.00%	09/01/42 (a)	155,000	168,800
Refunding GO Bonds Series 2022 A	5.00%	11/01/26	150,000	153,389
Refunding GO Bonds Series 2022 C	5.00%	11/01/37 (a)	335,000	378,676
Refunding GO Bonds Series 2022 C	5.00%	11/01/42 (a)	335,000	365,488
Refunding GO Bonds Series 2023	5.00%	09/01/26	300,000	305,404
Refunding GO Bonds Series 2023	5.00%	09/01/27	225,000	235,254
Refunding GO Bonds Series 2023	5.00%	09/01/27	150,000	156,836
Refunding GO Bonds Series 2023	5.00%	10/01/27	25,000	26,197
Refunding GO Bonds Series 2023	5.00%	09/01/29	100,000	109,631
Refunding GO Bonds Series 2023	5.00%	09/01/29	175,000	191,854
Refunding GO Bonds Series 2023	5.00%	10/01/29	200,000	219,691
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	940,000	1,077,523
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	100,000	104,592
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	405,000	443,837
Refunding GO Bonds Series 2023	4.00%	09/01/43 (a)	745,000	749,115
Refunding GO Bonds Series 2023	5.00%	09/01/43 (a)	195,000	212,517
Refunding GO Bonds Series 2023 B	5.00%	09/01/31	5,200,000	5,931,071
Refunding GO Bonds Series 2023 B	5.00%	09/01/32	1,000,000	1,159,794
Refunding GO Bonds Series 2024	5.00%	08/01/27	10,000	10,433
Refunding GO Bonds Series 2024	5.00%	08/01/29	70,000	76,592
Refunding GO Bonds Series 2024	5.00%	08/01/29	500,000	547,082
Refunding GO Bonds Series 2024	5.00%	08/01/30	200,000	223,357
Refunding GO Bonds Series 2024	5.00%	08/01/31	40,000	45,555
Refunding GO Bonds Series 2024	5.00%	08/01/31	250,000	284,720
Refunding GO Bonds Series 2024	5.00%	08/01/32	60,000	69,503
Refunding GO Bonds Series 2024	5.00%	08/01/32	3,000,000	3,475,139
Refunding GO Bonds Series 2024	5.00%	09/01/32	500,000	579,897
Refunding GO Bonds Series 2024	5.00%	08/01/33	45,000	52,909
Refunding GO Bonds Series 2024	5.00%	09/01/33	5,100,000	6,002,514
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	100,000	118,131
Refunding GO Bonds Series 2024	5.00%	09/01/37 (a)	255,000	294,394
Refunding GO Bonds Series 2024	5.00%	08/01/39 (a)	100,000	114,591
Refunding GO Bonds Series 2024	5.00%	09/01/43 (a)	500,000	547,437
Refunding GO Bonds Series 2025	5.00%	03/01/27	355,000	366,265
Refunding GO Bonds Series 2025	5.00%	03/01/28	5,000,000	5,285,054
Refunding GO Bonds Series 2025	5.00%	03/01/32	1,000,000	1,151,021
Refunding GO Bonds Series 2025	5.00%	03/01/33	250,000	292,350
Refunding GO Bonds Series 2025	5.00%	08/01/33	500,000	587,877
Refunding GO Bonds Series 2025	5.00%	03/01/35	250,000	299,034
Refunding GO Bonds Series 2025	5.00%	03/01/37 (a)	2,000,000	2,352,175
Refunding GO Bonds Series 2025	4.13%	03/01/45 (a)	3,600,000	3,605,757
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	350,000	380,159
Refunding GO Bonds Series 2025	5.00%	08/01/45 (a)	1,000,000	1,089,436
State of California Department of Water Resources
RB Series 2019 BA	5.00%	12/01/34 (a)	55,000	59,795
RB Series 2025 BG	5.00%	12/01/33	150,000	180,791
Refunding RB Series 2016 AW	5.00%	12/01/28 (a)	25,000	25,628
Refunding RB Series 2016 AW	5.00%	12/01/30 (a)	100,000	102,453
Refunding RB Series 2016 AW	4.00%	12/01/35 (a)	50,000	50,402
Refunding RB Series 2017 AX	5.00%	12/01/27	55,000	58,060
Refunding RB Series 2020 BB	5.00%	12/01/26	25,000	25,659
Refunding RB Series 2020 BB	5.00%	12/01/32 (a)	200,000	227,139
Refunding RB Series 2020 BB	5.00%	12/01/33 (a)	45,000	50,921
Refunding RB Series 2020 BB	5.00%	12/01/34 (a)	8,940,000	10,079,167
Refunding RB Series 2020 BB	5.00%	12/01/35 (a)	75,000	84,024
Refunding RB Series 2022 BF	5.00%	12/01/31	75,000	87,551
Refunding RB Series 2022 BF	5.00%	12/01/32	100,000	118,710
Refunding RB Series 2022 BF	5.00%	12/01/34 (a)	70,000	82,279
Sunnyvale Financing Authority
RB Series 2020	4.00%	04/01/50 (a)	250,000	238,569
Sweetwater Union High School District
GO Bonds Series 2022 A-1	5.00%	08/01/52 (a)	375,000	388,536
Twin Rivers Unified School District
Refunding GO Bonds Series 2016	4.56%	08/01/41 (a)(c)(d)	390,000	194,140
University of California
RB Series 2016 K	5.00%	05/15/35 (a)	10,000	10,061
RB Series 2016 K	4.00%	05/15/36 (a)	300,000	300,998
RB Series 2016 K	4.00%	05/15/46 (a)	50,000	48,238
RB Series 2017 AV	5.25%	05/15/42 (a)	150,000	153,656
RB Series 2017 M	5.00%	05/15/32 (a)	150,000	155,119
RB Series 2017 M	5.00%	05/15/35 (a)	90,000	92,818
RB Series 2017 M	5.00%	05/15/42 (a)	165,000	168,385
RB Series 2017 M	4.00%	05/15/47 (a)	50,000	47,970
RB Series 2022 BK	5.00%	05/15/32	1,000,000	1,159,172
RB Series 2022 BK	5.00%	05/15/52 (a)	1,730,000	1,802,964
RB Series 2023 BQ	5.00%	05/15/29	5,040,000	5,504,166
RB Series 2023 BQ	5.00%	05/15/31	50,000	56,939
RB Series 2023 BQ	5.00%	05/15/33	110,000	128,821
RB Series 2024 BT	5.00%	05/15/26	85,000	85,837
RB Series 2024 BX	5.00%	05/15/31	85,000	96,797
RB Series 2025	5.25%	05/15/40	1,000,000	1,223,316
RB Series 2025 CA	5.00%	05/15/36 (a)	45,000	53,093
RB Series 2025 CA	5.00%	05/15/39 (a)	2,135,000	2,462,157
RB Series 2025 CB	5.00%	05/15/40 (a)	3,500,000	3,979,921
RB Series 2025 CC	5.00%	05/15/38 (a)	250,000	290,290
RB Series 2025 CC	5.00%	05/15/39 (a)	250,000	288,309
RB Series 2025 CC	5.00%	05/15/45 (a)	1,550,000	1,683,527
RB Series 2025 CC	5.00%	05/15/53 (a)	350,000	370,187
Refunding RB Series 2017 AY	5.00%	05/15/27	75,000	77,868
Refunding RB Series 2017 AY	5.00%	05/15/30 (a)	125,000	129,562
Refunding RB Series 2017 AY	5.00%	05/15/31 (a)	50,000	51,794
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 AY	5.00%	05/15/32 (a)	220,000	227,567
Refunding RB Series 2017 AY	5.00%	05/15/36 (a)	25,000	25,752
Refunding RB Series 2018 AZ	5.00%	05/15/33 (a)	200,000	211,675
Refunding RB Series 2018 AZ	5.00%	05/15/34 (a)	200,000	211,199
Refunding RB Series 2018 AZ	5.00%	05/15/35 (a)	140,000	147,556
Refunding RB Series 2018 AZ	5.00%	05/15/37 (a)	40,000	41,899
Refunding RB Series 2018 AZ	5.00%	05/15/43 (a)	370,000	380,840
Refunding RB Series 2018 AZ	4.00%	05/15/48 (a)	2,000,000	1,917,574
Refunding RB Series 2018 O	4.00%	05/15/48 (a)	155,000	148,397
Refunding RB Series 2018 O	5.00%	05/15/58 (a)	745,000	756,981
Refunding RB Series 2020 BE	5.00%	05/15/34 (a)	40,000	44,030
Refunding RB Series 2020 BE	5.00%	05/15/41 (a)	100,000	106,308
Refunding RB Series 2020 BE	4.00%	05/15/47 (a)	4,250,000	4,100,566
Refunding RB Series 2020 BE	4.00%	05/15/50 (a)	1,000,000	951,257
Refunding RB Series 2021 BH	4.00%	05/15/46 (a)	25,000	24,285
Refunding RB Series 2021 BH	4.00%	05/15/51 (a)	175,000	165,986
Refunding RB Series 2021 Q	5.00%	05/15/34 (a)	335,000	375,606
Refunding RB Series 2021 Q	4.00%	05/15/51 (a)	165,000	155,290
Refunding RB Series 2023 BM	5.00%	05/15/32	30,000	34,775
Refunding RB Series 2023 BN	5.00%	05/15/26	65,000	65,640
Refunding RB Series 2023 BN	5.00%	05/15/28	660,000	703,854
Refunding RB Series 2023 BN	5.00%	05/15/33	1,325,000	1,551,706
Refunding RB Series 2023 BN	5.00%	05/15/37 (a)	340,000	386,805
Refunding RB Series 2023 BN	5.00%	05/15/43 (a)	1,560,000	1,690,200
Refunding RB Series 2024 BS	5.00%	05/15/28	75,000	79,983
Refunding RB Series 2024 BS	5.00%	05/15/29	35,000	38,223
Refunding RB Series 2024 BS	5.00%	05/15/32	55,000	63,754
Refunding RB Series 2024 BS	5.00%	05/15/34	3,115,000	3,687,263
Refunding RB Series 2024 BS	5.00%	05/15/37 (a)	2,400,000	2,770,048
Refunding RB Series 2024 BS	5.00%	05/15/39 (a)	235,000	267,642
Refunding RB Series 2024 BS	5.00%	05/15/43 (a)	65,000	71,055
Refunding RB Series 2024 BV	5.00%	05/15/35 (a)	200,000	235,330
Refunding RB Series 2024 BV	5.00%	05/15/40 (a)	495,000	556,577
Refunding RB Series 2024 BV	5.00%	05/15/41 (a)	200,000	222,638
Refunding RB Series 2024 BV	5.00%	05/15/45 (a)	175,000	188,713
Refunding RB Series 2024 BW	5.00%	05/15/29	15,000	16,381
Refunding RB Series 2024 BW	5.00%	05/15/31	10,000	11,388
Refunding RB Series 2024 BW	5.00%	05/15/33	125,000	146,387
Refunding RB Series 2024 BW	5.00%	05/15/35 (a)	145,000	170,614
Refunding RB Series 2024 BW	5.00%	05/15/54 (a)	1,150,000	1,209,603
Refunding RB Series 2025 BZ	5.00%	05/15/29	250,000	272,939
Refunding RB Series 2025 BZ	5.00%	05/15/30	25,000	27,883
Refunding RB Series 2025 BZ	5.00%	05/15/34	250,000	295,928
Refunding RB Series 2025 BZ	5.00%	05/15/38 (a)	3,000,000	3,483,482
Refunding RB Series 2025 BZ	5.25%	05/15/40 (a)	260,000	301,311
Ventura County Community College District
Refunding GO Bonds Series 2015	3.13%	08/01/31 (a)	200,000	200,036
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington Township Health Care District
GO Bonds Series 2015 B	4.00%	08/01/45 (a)	50,000	48,691
GO Bonds Series 2023 B	5.25%	08/01/48 (a)	250,000	270,811
GO Bonds Series 2023 B	5.50%	08/01/53 (a)	645,000	702,315
West Contra Costa Unified School District
GO Bonds Series 2024 B	5.00%	08/01/54 (a)(c)	375,000	393,312
William S Hart Union High School District
GO Bonds Series 2013 C	3.50%	08/01/38 (a)	195,000	194,992
				489,938,763
COLORADO 1.1%
Adams & Arapahoe Counties Joint School District 28J Aurora
GO Bonds Series 2021 A	5.00%	12/01/29 (c)	65,000	71,322
GO Bonds Series 2025	5.50%	12/01/26 (c)	2,000,000	2,055,475
GO Bonds Series 2025	5.50%	12/01/37 (a)(c)	1,000,000	1,213,720
Refunding GO Bonds Series 2017 A	5.00%	12/01/31 (a)(c)	50,000	51,067
Adams & Weld Counties School District No. 27J Brighton
GO Bonds Series 2015	5.00%	12/01/40 (a)(c)	25,000	25,001
GO Bonds Series 2024 A	5.00%	12/01/47 (a)	75,000	79,239
GO Bonds Series 2024 A	5.00%	12/01/48 (a)(c)	150,000	158,178
Adams 12 Five Star Schools
GO Bonds Series 2025	5.00%	12/15/26 (c)	95,000	97,257
Adams County School District No. 1
GO Bonds Series 2017	5.25%	12/01/40 (a)(c)	20,000	20,284
Arapahoe County School District No. 5 Cherry Creek
GO Bonds Series 2024	5.25%	12/15/44 (a)(c)	2,400,000	2,649,299
Board of Governors of Colorado State University System
Refunding RB Series 2013 A	5.00%	03/01/43 (a)(c)	175,000	192,863
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
GO Bonds Series 2024	5.00%	12/15/26 (c)	100,000	102,395
City & County of Denver
COP Series 2018 A	5.38%	06/01/43 (a)	25,000	25,131
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	130,000	135,192
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	10,000	10,653
Refunding GO Bonds Series 2020 B	5.00%	08/01/29	80,000	87,216
City & County of Denver Airport System Revenue
RB Series 2012 B	4.00%	11/15/43 (a)	1,270,000	1,251,564
Refunding RB Series 2022 C	5.00%	11/15/28	125,000	133,707
Refunding RB Series 2022 C	5.00%	11/15/29	150,000	164,018
City & County of Denver Pledged Excise Tax Revenue
RB Series 2021 A	4.00%	08/01/51 (a)	100,000	91,939
Refunding RB Series 2016 A	5.00%	08/01/42 (a)	150,000	150,891
Refunding RB Series 2016 A	4.00%	08/01/46 (a)	1,455,000	1,386,022
City of Aurora Water Revenue
RB Series 2016	5.00%	08/01/41 (a)(b)	720,000	730,035
RB Series 2024	4.00%	08/01/54 (a)	100,000	93,269
City of Colorado Springs Utilities System Revenue
RB Series 2022 B	5.00%	11/15/47 (a)	200,000	207,933
RB Series 2022 B	5.25%	11/15/52 (a)	650,000	684,959
RB Series 2023 A	5.25%	11/15/48 (a)	150,000	160,197
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	5.25%	11/15/54 (a)	975,000	1,037,720
RB Series 2025 A	5.25%	11/15/50 (a)	1,000,000	1,076,924
Refunding RB Series 2020 A	4.00%	11/15/50 (a)	300,000	277,897
Refunding RB Series 2022 A	5.00%	11/15/30	90,000	100,591
City of Westminster Water & Wastewater Utility Revenue
RB Series 2024	5.00%	12/01/54 (a)	100,000	105,084
Colorado Bridge & Tunnel Enterprise
RB Series 2024 A	5.50%	12/01/54 (a)(c)	250,000	269,497
RB Series 2025 A	5.25%	12/01/50 (a)	230,000	243,896
Colorado High Performance Transportation Enterprise
RB C-470 Express Lanes System Series 2017	5.00%	12/31/56 (a)	325,000	320,621
Denver City & County School District No. 1
GO Bonds Series 2017	5.00%	12/01/37 (a)(c)	95,000	96,414
GO Bonds Series 2017	4.00%	12/01/41 (a)(c)	10,000	10,025
GO Bonds Series 2022 A	5.00%	12/01/41 (a)(c)	115,000	124,759
GO Bonds Series 2022 A	5.00%	12/01/45 (a)(c)	200,000	211,262
GO Bonds Series 2025 A	5.00%	12/01/34 (c)	250,000	296,615
GO Bonds Series 2025 A	5.25%	12/01/37 (a)(c)	1,000,000	1,177,180
GO Bonds Series 2025 A	5.25%	12/01/38 (a)(c)	250,000	292,486
GO Bonds Series 2025 A	5.25%	12/01/40 (a)(c)	290,000	333,664
GO Bonds Series 2025 A	5.25%	12/01/42 (a)(c)	230,000	259,082
Refunding GO Bonds Series 2016	4.00%	12/01/26 (a)(c)	10,000	10,020
E-470 Public Highway Authority
RB Series 1997 B	3.53%	09/01/26 (c)(d)	50,000	49,093
RB Series 2000 B	3.09%	09/01/30 (c)(d)	320,000	280,952
RB Series 2004 A	2.52%	09/01/27 (c)(d)	1,500,000	1,434,205
RB Series 2004 A	3.54%	09/01/28 (c)(d)	115,000	106,864
Refunding RB Series 2020 A	5.00%	09/01/26	325,000	329,989
El Paso County School District No. 20 Academy
GO Bonds Series 2017	4.00%	12/15/40 (a)(c)	45,000	45,140
Jefferson County School District R-1
GO Bonds Series 2018	5.00%	12/15/34 (a)(c)	145,000	153,636
Metropolitan State University of Denver
RB Series 2025 A	5.00%	12/01/55 (a)(c)	250,000	256,661
Regional Transportation District Sales Tax Revenue
RB Series 2016 A	5.00%	11/01/46 (a)	100,000	100,641
Refunding RB Series 2013 A	5.00%	11/01/28 (a)	620,000	663,481
Refunding RB Series 2013 A	5.00%	11/01/29	385,000	421,362
Refunding RB Series 2017 B	5.00%	11/01/34 (a)	295,000	306,097
Refunding RB Series 2021 B	5.00%	11/01/28	100,000	107,013
Refunding RB Series 2021 B	5.00%	11/01/29	155,000	169,639
Refunding RB Series 2021 B	2.00%	11/01/41 (a)	55,000	40,329
Refunding RB Series 2023 A	5.00%	11/01/27	75,000	78,476
Refunding RB Series 2023 A	5.00%	11/01/31	105,000	119,385
Refunding RB Series 2023 A	5.00%	11/01/37 (a)	55,000	61,958
State of Colorado
COP Series 2018 A	5.00%	12/15/29 (a)	30,000	32,165
COP Series 2018 A	4.00%	12/15/36 (a)	1,000,000	1,016,651
COP Series 2018 N	5.00%	03/15/38 (a)	100,000	103,538
COP Series 2019 O	4.00%	03/15/44 (a)	550,000	536,464
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
COP Series 2020 A	5.00%	12/15/30	50,000	55,779
COP Series 2020 A	5.00%	12/15/32 (a)	100,000	110,631
COP Series 2020 A	5.00%	12/15/33 (a)	35,000	38,561
COP Series 2020 A	4.00%	12/15/35 (a)	150,000	155,564
COP Series 2020 A	3.00%	12/15/36 (a)	300,000	284,847
COP Series 2020 A	4.00%	12/15/38 (a)	15,000	15,310
COP Series 2020 A	4.00%	12/15/39 (a)	190,000	192,451
COP Series 2021 A	5.00%	12/15/33 (a)	135,000	151,288
COP Series 2021 A	5.00%	12/15/34 (a)	85,000	94,887
COP Series 2021 A	4.00%	12/15/38 (a)	40,000	40,978
COP Series 2021 A	4.00%	12/15/39 (a)	25,000	25,314
COP Series 2021 A	4.00%	12/15/40 (a)	150,000	151,325
COP Series 2022	6.00%	12/15/38 (a)	295,000	346,914
COP Series 2022	6.00%	12/15/40 (a)	1,000,000	1,160,631
University of Colorado
Refunding RB Series 2017 A2	4.00%	06/01/43 (a)	100,000	97,684
Refunding RB Series 2024 A	5.00%	10/01/28	2,000,000	2,137,269
Weld County School District No. 6 Greeley
GO Bonds Series 2021	4.00%	12/01/45 (a)(c)	200,000	193,158
Weld County School District No. RE-2 Eaton
GO Bonds Series 2019	5.00%	12/01/44 (a)(c)	220,000	227,597
Weld County School District No. RE-4
GO Bonds Series 2023	5.25%	12/01/47 (a)(c)	525,000	557,191
Westminster Public Schools
GO Bonds Series 2024 A	5.00%	12/01/49 (a)(c)	250,000	263,341
				30,987,022
CONNECTICUT 1.8%
City of New Haven
Refunding GO Bonds Series 2024	5.00%	08/01/31	100,000	111,668
Connecticut State Health & Educational Facilities Authority
RB Yale University Series 1997 S	5.00%	07/01/27	75,000	77,893
RB Yale University Series 1999 U	5.00%	07/01/33	2,065,000	2,391,692
RB Yale University Series 2003 X-2	5.00%	07/01/37 (a)	405,000	467,167
Refunding RB Fairfield University Series 2017 R	4.00%	07/01/42 (a)	250,000	245,657
Refunding RB Quinnipiac University Series 2015 L	4.13%	07/01/41 (a)	95,000	95,009
Refunding RB Sacred Heart University, Inc. Series 2017 I-1	5.00%	07/01/42 (a)	100,000	101,481
Refunding RB Yale University Series 2017 B1	5.00%	07/01/29	75,000	81,691
State of Connecticut
GO Bonds Series 2016 A	5.00%	03/15/32 (a)	120,000	120,564
GO Bonds Series 2016 A	4.00%	03/15/36 (a)	50,000	50,033
GO Bonds Series 2016 E	3.00%	10/15/32 (a)	200,000	200,115
GO Bonds Series 2016 E	4.00%	10/15/35 (a)	35,000	35,122
GO Bonds Series 2017 A	5.00%	04/15/27	125,000	129,033
GO Bonds Series 2017 A	5.00%	04/15/33 (a)	50,000	51,448
GO Bonds Series 2018 C	5.00%	06/15/28	765,000	811,200
GO Bonds Series 2019 A	5.00%	04/15/28	90,000	95,067
GO Bonds Series 2019 A	5.00%	04/15/30 (a)	30,000	32,429
GO Bonds Series 2019 A	5.00%	04/15/32 (a)	100,000	107,677
GO Bonds Series 2019 A	5.00%	04/15/33 (a)	275,000	295,226
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A	5.00%	04/15/35 (a)	130,000	138,933
GO Bonds Series 2019 A	5.00%	04/15/36 (a)	95,000	101,194
GO Bonds Series 2019 A	4.00%	04/15/38 (a)	150,000	151,936
GO Bonds Series 2019 A	5.00%	04/15/39 (a)	65,000	68,501
GO Bonds Series 2020 A	5.00%	01/15/26	100,000	100,088
GO Bonds Series 2020 A	5.00%	01/15/27	25,000	25,649
GO Bonds Series 2020 A	5.00%	01/15/28	30,000	31,507
GO Bonds Series 2020 A	5.00%	01/15/31 (a)	125,000	137,132
GO Bonds Series 2020 A	4.00%	01/15/34 (a)	100,000	103,985
GO Bonds Series 2020 A	4.00%	01/15/35 (a)	5,680,000	5,878,857
GO Bonds Series 2021 A	4.00%	01/15/29	70,000	72,996
GO Bonds Series 2021 A	4.00%	01/15/30	115,000	121,531
GO Bonds Series 2021 A	4.00%	01/15/31	30,000	32,049
GO Bonds Series 2021 A	3.00%	01/15/35 (a)	125,000	122,762
GO Bonds Series 2021 A	2.00%	01/15/41 (a)	100,000	70,029
GO Bonds Series 2022 A	4.00%	01/15/29	125,000	130,350
GO Bonds Series 2022 A	4.00%	01/15/34 (a)	260,000	276,239
GO Bonds Series 2022 B	4.00%	01/15/36 (a)	110,000	115,317
GO Bonds Series 2022 B	3.00%	01/15/41 (a)	25,000	21,895
GO Bonds Series 2022 B	3.00%	01/15/42 (a)	290,000	248,229
GO Bonds Series 2022 E	5.00%	11/15/29	25,000	27,356
GO Bonds Series 2022 E	5.00%	11/15/33 (a)	50,000	57,173
GO Bonds Series 2022 F	5.00%	11/15/41 (a)	225,000	244,109
GO Bonds Series 2024 A	5.00%	01/15/30	5,000,000	5,486,819
GO Bonds Series 2024 A	5.00%	01/15/31	250,000	279,698
GO Bonds Series 2024 A	5.00%	01/15/36 (a)	90,000	103,640
GO Bonds Series 2024 B	5.00%	01/15/40 (a)	150,000	166,174
GO Bonds Series 2024 F	5.00%	11/15/29	100,000	109,423
GO Bonds Series 2024 F	5.00%	11/15/36 (a)	1,685,000	1,949,497
GO Bonds Series 2024 G	5.00%	11/15/40 (a)	1,365,000	1,525,294
Refunding GO Bonds Series 2022 D	5.00%	09/15/26	145,000	147,541
Refunding GO Bonds Series 2022 D	5.00%	09/15/27	1,085,000	1,131,535
Refunding GO Bonds Series 2022 D	5.00%	09/15/28	570,000	607,880
Refunding GO Bonds Series 2022 G	5.00%	11/15/27	240,000	251,321
Refunding GO Bonds Series 2023 B	5.00%	08/01/26	25,000	25,362
Refunding GO Bonds Series 2023 B	5.00%	08/01/32	100,000	114,462
Refunding GO Bonds Series 2025 B	5.00%	12/01/27	950,000	995,901
State of Connecticut Clean Water Fund-State Revolving Fund
RB Series 2019 A	4.00%	02/01/38 (a)	115,000	117,953
State of Connecticut Special Tax Revenue
RB Series 2016 A	5.00%	09/01/26	50,000	50,827
RB Series 2016 A	5.00%	09/01/27 (a)	305,000	309,566
RB Series 2016 A	5.00%	09/01/33 (a)	310,000	314,561
RB Series 2016 A	4.00%	09/01/35 (a)	680,000	681,825
RB Series 2018 A	5.00%	01/01/31 (a)	75,000	78,699
RB Series 2018 A	5.00%	01/01/32 (a)	290,000	303,863
RB Series 2018 A	5.00%	01/01/35 (a)	200,000	208,509
RB Series 2018 A	5.00%	01/01/36 (a)	100,000	104,028
RB Series 2018 A	5.00%	01/01/37 (a)	2,000,000	2,075,883
RB Series 2018 B	5.00%	10/01/27	120,000	125,283
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2018 B	5.00%	10/01/28	30,000	32,026
RB Series 2018 B	5.00%	10/01/31 (a)	500,000	533,741
RB Series 2018 B	5.00%	10/01/34 (a)	250,000	264,818
RB Series 2018 B	5.00%	10/01/36 (a)	1,000,000	1,052,432
RB Series 2020 A	5.00%	05/01/26	325,000	327,651
RB Series 2020 A	5.00%	05/01/27	250,000	258,348
RB Series 2020 A	5.00%	05/01/28	200,000	211,478
RB Series 2020 A	5.00%	05/01/31 (a)	270,000	298,001
RB Series 2020 A	5.00%	05/01/32 (a)	200,000	219,855
RB Series 2020 A	5.00%	05/01/34 (a)	430,000	469,560
RB Series 2020 A	4.00%	05/01/36 (a)	570,000	587,220
RB Series 2021 A	5.00%	05/01/28	100,000	105,739
RB Series 2021 A	5.00%	05/01/29	160,000	173,012
RB Series 2021 A	5.00%	05/01/30	265,000	292,535
RB Series 2021 A	5.00%	05/01/31	60,000	67,473
RB Series 2021 A	5.00%	05/01/33 (a)	240,000	267,841
RB Series 2021 A	5.00%	05/01/34 (a)	450,000	500,292
RB Series 2021 A	5.00%	05/01/35 (a)	215,000	237,929
RB Series 2021 A	4.00%	05/01/36 (a)	95,000	98,951
RB Series 2021 A	4.00%	05/01/37 (a)	255,000	263,618
RB Series 2021 A	5.00%	05/01/41 (a)	250,000	266,878
RB Series 2021 D	5.00%	11/01/33 (a)	55,000	61,801
RB Series 2021 D	5.00%	11/01/34 (a)	250,000	279,829
RB Series 2021 D	4.00%	11/01/39 (a)	250,000	254,556
RB Series 2021 D	4.00%	11/01/40 (a)	1,000,000	1,008,296
RB Series 2022 A	5.00%	07/01/26	25,000	25,310
RB Series 2022 A	5.00%	07/01/27	50,000	51,884
RB Series 2022 A	5.00%	07/01/28	200,000	212,297
RB Series 2022 A	5.00%	07/01/29	125,000	135,669
RB Series 2022 A	5.00%	07/01/30	1,000,000	1,107,620
RB Series 2022 A	5.00%	07/01/32	720,000	823,224
RB Series 2022 A	5.00%	07/01/35 (a)	25,000	28,384
RB Series 2022 A	5.00%	07/01/36 (a)	125,000	140,937
RB Series 2022 A	5.00%	07/01/38 (a)	80,000	89,054
RB Series 2023 A	5.00%	07/01/29	250,000	271,339
RB Series 2023 A	5.00%	07/01/30	250,000	276,905
RB Series 2023 A	5.00%	07/01/32	105,000	120,053
RB Series 2023 A	5.00%	07/01/37 (a)	750,000	851,391
RB Series 2023 A	5.25%	07/01/41 (a)	340,000	379,809
RB Series 2023 A	5.25%	07/01/43 (a)	245,000	268,627
RB Series 2024 A-1	5.00%	07/01/26	775,000	784,598
RB Series 2024 A-1	5.00%	07/01/28	250,000	265,371
RB Series 2024 A-1	5.00%	07/01/29	350,000	379,874
RB Series 2024 A-2	5.00%	07/01/32	145,000	165,788
RB Series 2024 A-2	5.00%	07/01/33	270,000	312,517
RB Series 2024 A-2	5.00%	07/01/35 (a)	1,000,000	1,169,100
RB Series 2024 A-2	5.00%	07/01/38 (a)	250,000	285,299
RB Series 2024 A-2	5.00%	07/01/43 (a)	250,000	271,132
Refunding RB Series 2022 B	5.00%	07/01/27	520,000	539,589
Refunding RB Series 2023 B	5.00%	07/01/28	250,000	265,371
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 B	5.00%	07/01/29	50,000	54,268
Refunding RB Series 2023 B	5.00%	07/01/30	50,000	55,381
Refunding RB Series 2023 B	5.00%	07/01/31	250,000	281,952
Refunding RB Series 2025 A	5.00%	07/01/34	1,000,000	1,169,653
				49,959,809
DELAWARE 0.1%
Delaware River & Bay Authority
Refunding RB Series 2019	4.00%	01/01/44 (a)	100,000	98,918
Delaware Transportation Authority
RB U.S. 301 Project Revenue Series 2015	5.00%	06/01/55 (a)	100,000	100,010
Refunding RB Series 2020	5.00%	07/01/30	75,000	83,207
State of Delaware
Refunding GO Bonds Series 2017 A	5.00%	01/01/28	2,025,000	2,128,840
Refunding GO Bonds Series 2022	5.00%	03/01/29	125,000	135,181
				2,546,156
DISTRICT OF COLUMBIA 1.8%
District of Columbia
GO Bonds Series 2015 A	4.00%	06/01/40 (a)	125,000	124,996
GO Bonds Series 2016 A	5.00%	06/01/41 (a)	35,000	35,143
GO Bonds Series 2017 D	5.00%	06/01/35 (a)	20,000	20,585
GO Bonds Series 2019 A	5.00%	10/15/26	275,000	280,464
GO Bonds Series 2019 A	5.00%	10/15/28	250,000	267,190
GO Bonds Series 2019 A	5.00%	10/15/29 (a)	25,000	27,015
GO Bonds Series 2019 A	5.00%	10/15/30 (a)	155,000	167,210
GO Bonds Series 2019 A	5.00%	10/15/31 (a)	420,000	452,523
GO Bonds Series 2019 A	5.00%	10/15/33 (a)	150,000	160,584
GO Bonds Series 2019 A	5.00%	10/15/34 (a)	140,000	149,440
GO Bonds Series 2019 A	5.00%	10/15/35 (a)	50,000	53,222
GO Bonds Series 2019 A	5.00%	10/15/36 (a)	275,000	291,784
GO Bonds Series 2019 A	4.00%	10/15/39 (a)	500,000	503,731
GO Bonds Series 2019 A	5.00%	10/15/44 (a)	240,000	246,704
GO Bonds Series 2023 A	5.00%	01/01/38 (a)	350,000	390,103
GO Bonds Series 2023 A	5.00%	01/01/45 (a)	200,000	210,030
GO Bonds Series 2024 A	5.00%	08/01/44 (a)	1,050,000	1,119,620
GO Bonds Series 2024 A	5.00%	08/01/49 (a)	370,000	385,634
GO Bonds Series 2024 B	5.00%	08/01/30	250,000	277,358
GO Bonds Series 2024 B	5.00%	08/01/33	20,000	23,185
GO Bonds Series 2024 B	5.00%	08/01/35 (a)	295,000	342,970
RB Series 2020	5.00%	12/01/34 (a)	150,000	161,589
Refunding GO Bonds Series 2017 A	5.00%	06/01/32 (a)	300,000	309,831
Refunding GO Bonds Series 2017 A	5.00%	06/01/34 (a)	75,000	77,285
Refunding GO Bonds Series 2017 A	5.00%	06/01/36 (a)	150,000	154,142
Refunding GO Bonds Series 2017 A	4.00%	06/01/37 (a)	90,000	90,584
Refunding GO Bonds Series 2021 E	5.00%	02/01/35 (a)	320,000	353,365
Refunding GO Bonds Series 2021 E	4.00%	02/01/37 (a)	125,000	128,946
Refunding GO Bonds Series 2023 B	5.00%	06/01/26	25,000	25,260
Refunding GO Bonds Series 2023 B	5.00%	06/01/28	45,000	47,685
Refunding GO Bonds Series 2023 B	5.00%	06/01/29	410,000	444,168
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2024 C	5.00%	12/01/27	280,000	293,690
Refunding GO Bonds Series 2024 C	5.00%	12/01/28	1,450,000	1,554,243
Refunding RB Georgetown University Series 2017	5.00%	04/01/30 (a)	250,000	256,222
Refunding RB Georgetown University Series 2017	5.00%	04/01/32 (a)	75,000	76,676
Refunding RB Georgetown University Series 2017	5.00%	04/01/34 (a)	250,000	255,111
Refunding RB Georgetown University Series 2017	5.00%	04/01/35 (a)	70,000	71,360
District of Columbia Income Tax Revenue
RB Series 2019 A	5.00%	03/01/30 (a)	345,000	375,094
RB Series 2019 A	5.00%	03/01/32 (a)	25,000	27,099
RB Series 2019 A	5.00%	03/01/33 (a)	695,000	750,830
RB Series 2019 A	5.00%	03/01/34 (a)	300,000	323,204
RB Series 2019 A	5.00%	03/01/35 (a)	135,000	145,054
RB Series 2019 A	4.00%	03/01/37 (a)	130,000	132,750
RB Series 2019 A	4.00%	03/01/39 (a)	1,000,000	1,011,824
RB Series 2019 A	4.00%	03/01/40 (a)	105,000	105,547
RB Series 2019 A	4.00%	03/01/44 (a)	200,000	193,404
RB Series 2020 A	5.00%	03/01/35 (a)	255,000	276,853
RB Series 2020 A	5.00%	03/01/36 (a)	30,000	32,430
RB Series 2020 A	5.00%	03/01/37 (a)	150,000	161,420
RB Series 2020 A	5.00%	03/01/39 (a)	295,000	314,532
RB Series 2020 C	5.00%	05/01/45 (a)	25,000	25,821
RB Series 2022 A	5.00%	07/01/40 (a)	250,000	271,821
RB Series 2022 A	5.00%	07/01/41 (a)	305,000	329,541
RB Series 2022 A	5.00%	07/01/47 (a)	2,500,000	2,593,817
RB Series 2023 A	5.00%	05/01/38 (a)	305,000	341,047
RB Series 2023 A	5.00%	05/01/41 (a)	265,000	288,778
RB Series 2023 A	5.25%	05/01/48 (a)	300,000	317,921
RB Series 2023 C	5.00%	10/01/32	400,000	459,110
Refunding RB Series 2019 C	5.00%	10/01/26	395,000	402,513
Refunding RB Series 2019 C	5.00%	10/01/28	305,000	325,682
Refunding RB Series 2020 B	5.00%	10/01/26	180,000	183,424
Refunding RB Series 2020 B	5.00%	10/01/27	200,000	208,980
Refunding RB Series 2020 B	5.00%	10/01/28	210,000	224,240
Refunding RB Series 2020 B	5.00%	10/01/30	45,000	50,088
Refunding RB Series 2022 C	5.00%	12/01/27	195,000	204,609
Refunding RB Series 2022 C	5.00%	12/01/29	50,000	54,765
Refunding RB Series 2022 C	5.00%	12/01/32	100,000	115,026
Refunding RB Series 2022 C	5.00%	12/01/34 (a)	50,000	56,950
Refunding RB Series 2022 C	5.00%	12/01/36 (a)	75,000	84,311
Refunding RB Series 2024 A	5.00%	10/01/30	660,000	734,623
Refunding RB Series 2024 A	5.00%	10/01/34	125,000	146,557
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	505,000	583,089
Refunding RB Series 2025 A	5.00%	06/01/27	265,000	274,602
Refunding RB Series 2025 A	5.00%	06/01/28	500,000	529,838
Refunding RB Series 2025 A	5.00%	06/01/33	330,000	381,603
Refunding RB Series 2025 A	5.00%	06/01/50 (a)	2,000,000	2,092,340
District of Columbia Water & Sewer Authority
RB Series 2017 A	5.00%	10/01/52 (a)	85,000	85,613
RB Series 2018 A	5.00%	10/01/49 (a)	100,000	101,377
RB Series 2018 B	5.00%	10/01/43 (a)	30,000	30,681
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2018 B	5.00%	10/01/49 (a)	100,000	101,377
RB Series 2019 A	5.00%	10/01/44 (a)	175,000	180,309
RB Series 2022 C-1	4.00%	10/01/47 (a)	500,000	474,746
RB Series 2025 C-2	2.55%	10/01/60 (a)(c)(e)	1,990,000	1,990,000
Refunding RB Series 2014 C	4.00%	10/01/41 (a)	850,000	849,986
Refunding RB Series 2024 A	5.00%	10/01/33	5,350,000	6,213,087
Refunding RB Series 2024 A	5.00%	10/01/34	345,000	404,205
Refunding RB Series 2024 A	5.00%	10/01/35 (a)	250,000	289,754
Refunding RB Series 2024 A	5.00%	10/01/38 (a)	215,000	242,678
Refunding RB Series 2024 A	5.00%	10/01/39 (a)	145,000	162,438
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB Series 2009	3.36%	10/01/30 (c)(d)	80,000	69,321
RB Series 2009	3.34%	10/01/31 (c)(d)	100,000	83,753
RB Series 2009	3.15%	10/01/32 (c)(d)	90,000	72,610
RB Series 2009	3.65%	10/01/35 (c)(d)	50,000	35,471
RB Series 2010 A	4.56%	10/01/37 (d)	255,000	150,103
Refunding RB Series 2019 B	4.00%	10/01/44 (a)	535,000	497,736
Refunding RB Series 2019 B	5.00%	10/01/47 (a)	500,000	505,717
Refunding RB Series 2019 B	4.00%	10/01/49 (a)	575,000	509,211
Refunding RB Series 2019 B	3.00%	10/01/50 (a)(c)	80,000	58,053
Refunding RB Series 2019 B	4.00%	10/01/53 (a)	600,000	531,402
Refunding RB Series 2019 B	4.00%	10/01/53 (a)	95,000	82,271
Refunding RB Series 2022 A	4.00%	10/01/52 (a)(c)	730,000	648,775
Washington Convention & Sports Authority
Refunding RB Series 2018 A	5.00%	10/01/26	285,000	289,569
Refunding RB Series 2018 A	5.00%	10/01/28 (a)	55,000	57,236
Washington Metropolitan Area Transit Authority
RB Series 2017 B	5.00%	07/01/36 (a)	400,000	410,452
RB Series 2017 B	5.00%	07/01/42 (a)	450,000	457,056
Washington Metropolitan Area Transit Authority Dedicated Revenue
RB Series 2020 A	5.00%	07/15/37 (a)	25,000	26,903
RB Series 2020 A	5.00%	07/15/39 (a)	230,000	245,597
RB Series 2020 A	5.00%	07/15/45 (a)	385,000	395,924
RB Series 2021 A	5.00%	07/15/32 (a)	165,000	184,640
RB Series 2021 A	4.00%	07/15/35 (a)	100,000	104,219
RB Series 2021 A	5.00%	07/15/37 (a)	135,000	147,352
RB Series 2021 A	4.00%	07/15/38 (a)	1,000,000	1,021,334
RB Series 2021 A	4.00%	07/15/39 (a)	25,000	25,423
RB Series 2021 A	3.00%	07/15/40 (a)	250,000	221,662
RB Series 2021 A	5.00%	07/15/41 (a)	500,000	532,370
RB Series 2021 A	5.00%	07/15/46 (a)	280,000	288,314
RB Series 2023 A	5.00%	07/15/44 (a)	165,000	173,549
RB Series 2023 A	5.00%	07/15/45 (a)	50,000	52,218
RB Series 2023 A	4.13%	07/15/47 (a)	605,000	572,521
RB Series 2023 A	5.00%	07/15/48 (a)	1,000,000	1,033,832
RB Series 2023 A	5.50%	07/15/51 (a)	150,000	159,132
RB Series 2023 A	5.25%	07/15/53 (a)	2,275,000	2,373,809
RB Series 2024 A	5.00%	07/15/54 (a)	200,000	205,497
RB Series 2024 A	5.00%	07/15/56 (a)	65,000	66,647
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	5.25%	07/15/59 (a)	645,000	674,457
RB Series 2025 A	5.00%	07/15/60 (a)	1,225,000	1,258,001
				50,309,173
FLORIDA 3.1%
Central Florida Expressway Authority
RB Series 2016 B	4.00%	07/01/33 (a)(b)	5,000,000	5,036,870
RB Series 2016 B	5.00%	07/01/33 (a)(b)	50,000	50,614
RB Series 2016 B	5.00%	07/01/34 (a)(b)	2,000,000	2,024,570
RB Series 2016 B	4.00%	07/01/35 (a)(b)	60,000	60,442
RB Series 2018	5.00%	07/01/48 (a)	100,000	101,818
RB Series 2019 A	5.00%	07/01/44 (a)	150,000	155,093
RB Series 2019 A	3.13%	07/01/49 (a)	315,000	240,898
RB Series 2019 B	5.00%	07/01/44 (a)	115,000	118,904
RB Series 2019 B	5.00%	07/01/49 (a)	75,000	76,588
RB Series 2021 D	5.00%	07/01/35 (a)(c)	265,000	292,422
RB Series 2024 A	5.00%	07/01/54 (a)(c)	205,000	213,986
RB Series 2024 B	5.00%	07/01/34 (c)	645,000	754,427
Refunding RB Series 2016 A	3.25%	07/01/36 (a)	400,000	393,914
Refunding RB Series 2016 B	5.00%	07/01/26	60,000	60,657
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	50,000	50,259
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	130,000	130,629
Refunding RB Series 2016 B	4.00%	07/01/36 (a)	130,000	130,347
Refunding RB Series 2016 B	4.00%	07/01/38 (a)	500,000	500,541
Refunding RB Series 2016 B	4.00%	07/01/39 (a)	25,000	25,029
Refunding RB Series 2016 B	4.00%	07/01/40 (a)	120,000	120,063
Refunding RB Series 2017	4.00%	07/01/41 (a)	500,000	497,145
Refunding RB Series 2017	5.00%	07/01/42 (a)	125,000	127,544
Refunding RB Series 2021	5.00%	07/01/26 (c)	200,000	202,377
Refunding RB Series 2021	5.00%	07/01/28 (c)	90,000	95,376
Refunding RB Series 2021	5.00%	07/01/32 (a)(c)	115,000	128,875
Refunding RB Series 2021	5.00%	07/01/33 (a)(c)	85,000	94,748
Refunding RB Series 2021	4.00%	07/01/34 (a)(c)	175,000	185,194
Refunding RB Series 2021	4.00%	07/01/35 (a)(c)	275,000	288,880
Refunding RB Series 2021	4.00%	07/01/39 (a)(c)	35,000	35,648
City of Cape Coral Water & Sewer Revenue
Refunding RB Series 2017	5.00%	10/01/39 (a)	250,000	256,852
Refunding Special Assessment Utility Improvement Assessment North 1 West Area Series 2023	5.65%	03/01/54 (a)(c)	200,000	212,972
City of Fort Lauderdale Water & Sewer Revenue
RB Series 2023 A	5.50%	09/01/48 (a)	250,000	271,445
RB Series 2023 A	5.50%	09/01/53 (a)	205,000	220,165
City of Fort Myers Utility System Revenue
Refunding RB Series 2019 A	4.00%	10/01/44 (a)	125,000	122,350
Refunding RB Series 2019 A	4.00%	10/01/49 (a)	150,000	138,787
Refunding RB Series 2023	5.25%	10/01/53 (a)	470,000	496,135
City of Gainesville Utilities System Revenue
RB Series 2017 A	5.00%	10/01/37 (a)	175,000	180,466
RB Series 2017 A	4.00%	10/01/38 (a)	25,000	25,082
RB Series 2019 A	5.00%	10/01/47 (a)	535,000	547,213
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Jacksonville
Refunding RB Series 2023 A	5.50%	10/01/53 (a)	300,000	320,951
City of Lakeland Department of Electric Utilities
RB Series 2021	5.00%	10/01/48	100,000	108,291
City of Miami
RB Series 2023 A	5.00%	03/01/48 (a)	1,150,000	1,185,788
RB Series 2024 A	5.50%	01/01/49 (a)	100,000	107,571
City of Miami Beach
RB Series 2015	5.00%	09/01/40 (a)	205,000	205,193
Refunding GO Bonds Series 2019	4.00%	05/01/44 (a)	100,000	99,279
City of Miami Beach Water & Sewer Revenue
Refunding RB Series 2017	5.00%	09/01/47 (a)	250,000	252,734
City of Orlando
RB Contract Tourist Development Tax Revenue Series 2025	5.50%	11/01/55 (a)	250,000	267,681
RB Covenant Revenues Series 2018 B	5.00%	10/01/48 (a)	125,000	127,264
City of Port St. Lucie
Refunding Special Assessment Southwest Annexation Special Assessment District No. 1 Series 2016	3.25%	07/01/45 (a)	150,000	125,687
City of Tampa
RB State of Florida Cigarette Tax Revenue Series 2020 A	5.00%	09/01/45 (a)(d)	300,000	110,945
RB State of Florida Cigarette Tax Revenue Series 2020 A	5.18%	09/01/53 (a)(d)	500,000	120,620
Refunding RB University of Tampa, Inc. Series 2020 A	4.00%	04/01/50 (a)	155,000	139,560
City of Tampa Water & Wastewater System Revenue
RB Series 2020 A	5.00%	10/01/54 (a)	1,165,000	1,200,906
RB Series 2022 A	5.00%	10/01/52 (a)	25,000	26,172
RB Series 2022 A	5.25%	10/01/57 (a)	200,000	209,974
RB Series 2024	5.00%	10/01/47 (a)	100,000	106,769
RB Series 2024	5.00%	10/01/54 (a)	480,000	503,742
County of Broward Airport System Revenue
RB Series 2012 Q-1	4.00%	10/01/42 (a)	500,000	486,266
County of Broward Convention Center Hotel Revenue
RB Series 2022	5.00%	01/01/47 (a)	125,000	129,513
County of Broward Tourist Development Tax Revenue
RB Series 2021	4.00%	09/01/47 (a)	100,000	90,276
RB Series 2021	4.00%	09/01/51 (a)	250,000	221,573
County of Broward Water & Sewer Utility Revenue
RB Series 2019 A	5.00%	10/01/39 (a)	125,000	132,298
RB Series 2019 A	5.00%	10/01/40 (a)	50,000	52,741
County of Hillsborough
RB Series 2021	3.00%	08/01/46 (a)	50,000	38,485
RB Series 2021	2.25%	08/01/51 (a)	160,000	99,374
County of Manatee
RB Series 2023	5.25%	10/01/48 (a)	635,000	676,865
Refunding RB Series 2022	4.00%	10/01/52 (a)	150,000	140,745
County of Miami-Dade
GO Bonds Series 2014 A	3.75%	07/01/42 (a)	995,000	957,426
GO Bonds Series 2014 A	4.00%	07/01/42 (a)	250,000	249,996
GO Bonds Series 2021 A	4.00%	07/01/50 (a)	1,000,000	904,151
RB Series 2009 C	4.76%	10/01/44 (c)(d)	750,000	316,757
RB Series 2023 A	5.00%	04/01/48 (a)	250,000	258,673
Refunding GO Bonds Series 2016 A	5.00%	07/01/38 (a)	205,000	206,604
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2009 A	6.88%	10/01/34 (a)(c)	240,000	274,031
Refunding RB Series 2016	4.00%	10/01/39 (a)	325,000	325,523
Refunding RB Series 2016	4.00%	10/01/40 (a)	175,000	175,398
County of Miami-Dade Aviation Revenue
RB Series 2025 B	5.25%	10/01/55 (a)	1,000,000	1,050,211
Refunding RB Series 2015 B	5.00%	10/01/26 (a)	75,000	75,128
Refunding RB Series 2016	5.00%	10/01/28 (a)	50,000	50,816
County of Miami-Dade Seaport Department
Refunding RB Series 2021 A-2	4.00%	10/01/49 (a)(c)	550,000	498,933
Refunding RB Series 2021 A-2	3.00%	10/01/50 (a)(c)	100,000	74,281
Refunding RB Series 2021 B-2	4.00%	10/01/43 (a)	125,000	124,102
County of Miami-Dade Transit System
RB Series 2018	4.00%	07/01/48 (a)	500,000	457,245
RB Series 2022	5.00%	07/01/46 (a)	75,000	77,833
RB Series 2022	5.00%	07/01/48 (a)	250,000	256,762
RB Series 2022	5.00%	07/01/49 (a)	305,000	312,460
RB Series 2022	5.00%	07/01/51 (a)	390,000	398,325
RB Series 2022	5.00%	07/01/52 (a)	350,000	356,770
Refunding RB Series 2017	4.00%	07/01/38 (a)	500,000	500,932
County of Miami-Dade Water & Sewer System Revenue
RB Series 2017 A	4.00%	10/01/44 (a)	300,000	291,357
RB Series 2017 A	3.38%	10/01/47 (a)	540,000	437,377
RB Series 2017 A	4.00%	10/01/47 (a)	20,000	18,578
RB Series 2019 B	3.00%	10/01/49 (a)	250,000	186,140
RB Series 2019 B	4.00%	10/01/49 (a)	695,000	636,841
RB Series 2021	5.00%	10/01/27	75,000	78,040
RB Series 2021	4.00%	10/01/39 (a)	435,000	444,259
RB Series 2021	4.00%	10/01/41 (a)	250,000	251,977
RB Series 2021	4.00%	10/01/42 (a)	405,000	405,580
RB Series 2021	3.00%	10/01/43 (a)	50,000	40,555
RB Series 2021	4.00%	10/01/44 (a)	25,000	24,343
RB Series 2021	4.00%	10/01/46 (a)	150,000	140,403
RB Series 2021	5.00%	10/01/46 (a)	50,000	51,985
RB Series 2021	4.00%	10/01/48 (a)	100,000	91,828
RB Series 2021	4.00%	10/01/51 (a)	65,000	57,406
RB Series 2024 A	4.13%	10/01/50 (a)	200,000	186,532
RB Series 2024 A	5.25%	10/01/54 (a)	500,000	525,328
RB Series 2024 B	5.00%	10/01/33	100,000	115,905
RB Series 2025 A	4.50%	10/01/51 (a)	1,000,000	975,541
Refunding RB Series 2017 B	4.00%	10/01/35 (a)	7,600,000	7,709,546
Refunding RB Series 2017 B	4.00%	10/01/38 (a)	50,000	50,459
Refunding RB Series 2017 B	3.13%	10/01/39 (a)	735,000	680,269
County of Osceola Transportation Revenue
Refunding RB Series 2020 A-1	4.00%	10/01/54 (a)(c)	150,000	131,032
County of Pasco
RB State of Florida Cigarette Tax Revenue Series 2023 A	5.00%	09/01/48 (a)(c)	250,000	254,968
County of Pasco Water & Sewer Revenue
RB Series 2014 B	4.00%	10/01/44 (a)	150,000	143,987
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (a)	300,000	308,201
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Duval County Public Schools
COP Series 2022 A	5.00%	07/01/26 (c)	30,000	30,357
COP Series 2022 A	5.00%	07/01/28 (c)	285,000	301,670
COP Series 2022 A	5.00%	07/01/29 (c)	325,000	351,492
COP Series 2022 A	5.00%	07/01/30 (c)	25,000	27,545
COP Series 2022 A	5.00%	07/01/31 (a)(c)	50,000	54,912
COP Series 2022 A	5.00%	07/01/32 (a)(c)	375,000	409,493
COP Series 2022 A	5.00%	07/01/33 (a)(c)	40,000	43,450
Florida Department of Management Services
Refunding COP Series 2018 A	5.00%	11/01/26	55,000	56,114
Florida Higher Educational Facilities Financing Authority
Refunding RB Rollins College Series 2020 A	3.00%	12/01/48 (a)	60,000	43,064
Florida Insurance Assistance Interlocal Agency, Inc.
RB Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/26 (a)	220,000	220,737
RB Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/27 (a)	305,000	309,283
Florida Municipal Power Agency
Refunding RB All-Requirements Power Supply Project Revenue Series 2016 A	5.00%	10/01/28 (a)	135,000	137,337
Florida State Board of Governors
RB Florida State University Athletics Association, Inc. Series 2024 A	4.25%	10/01/53 (a)(c)	250,000	236,471
Fort Pierce Utilities Authority
Refunding RB Series 2022 A	4.00%	10/01/52 (a)	515,000	476,920
Hillsborough County Aviation Authority
RB Series 2018 F	5.00%	10/01/43 (a)	150,000	153,993
RB Series 2018 F	5.00%	10/01/48 (a)	250,000	254,420
JEA Electric System Revenue
Refunding RB Series 2017 B	5.00%	10/01/27	25,000	25,996
Refunding RB Series 2017 B	5.00%	10/01/29 (a)	50,000	51,952
Refunding RB Series 2017 B	5.00%	10/01/30 (a)	250,000	259,538
Refunding RB Series 2017 III-B	5.00%	10/01/33 (a)	160,000	165,658
Refunding RB Series 2024 3	5.00%	10/01/29	270,000	293,640
Refunding RB Series 2024 3rd	5.00%	10/01/28	25,000	26,613
Refunding RB Series 2024 3rd	5.00%	10/01/33	275,000	317,699
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	100,000	115,184
JEA Water & Sewer System Revenue
Refunding RB Series 2017 A	5.00%	10/01/29 (a)	110,000	114,818
Refunding RB Series 2017 A	4.00%	10/01/39 (a)	50,000	50,005
Refunding RB Series 2024 A	5.25%	10/01/49 (a)	375,000	398,058
Refunding RB Series 2024 A	5.50%	10/01/54 (a)	1,120,000	1,206,404
Refunding RB Series 2025 A	5.25%	10/01/55 (a)	125,000	133,415
Lee County School Board
COP Series 2023 A	4.00%	08/01/46 (a)	100,000	94,091
COP Series 2023 A	4.00%	08/01/48 (a)	250,000	231,670
Miami-Dade County Educational Facilities Authority
RB University of Miami Series 2018 A	4.00%	04/01/53 (a)	35,000	30,937
RB University of Miami Series 2018 A	5.00%	04/01/53 (a)	50,000	50,314
Refunding RB Series 2015 A	4.00%	04/01/45 (a)	410,000	385,879
Refunding RB Series 2024 A	5.00%	04/01/40 (a)	1,000,000	1,106,804
Refunding RB University of Miami Series 2024 A	5.00%	04/01/36 (a)	410,000	471,872
Refunding RB University of Miami Series 2024 A	5.00%	04/01/45 (a)	300,000	316,200
Refunding RB University of Miami Series 2024 A	5.00%	04/01/46 (a)	25,000	26,195
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Miami-Dade County Expressway Authority
RB Series 2010 A	5.00%	07/01/40 (a)	155,000	155,681
RB Series 2014 A	5.00%	07/01/39 (a)	225,000	225,028
RB Series 2014 A	5.00%	07/01/44 (a)	200,000	199,379
Orange County Convention Center
RB Series 2016 A	4.00%	10/01/36 (a)	140,000	140,436
Orange County School Board
COP Series 2016 C	5.00%	08/01/34 (a)(b)	150,000	152,134
COP Series 2024 A	5.00%	08/01/33	50,000	57,445
COP Series 2024 A	5.00%	08/01/34	85,000	98,515
Orlando Utilities Commission
RB Series 2023 A	5.00%	10/01/48 (a)	350,000	363,600
RB Series 2025 A	5.00%	10/01/50 (a)	1,155,000	1,209,284
Refunding RB Series 2024 B	5.00%	10/01/38 (a)	150,000	171,146
Refunding RB Series 2024 B	5.00%	10/01/39 (a)	200,000	226,316
Palm Beach County School District
COP Series 2020 A	5.00%	08/01/34 (a)	50,000	54,393
Refunding COP Series 2017 A	5.00%	08/01/27	140,000	145,082
Refunding COP Series 2018 C	5.00%	08/01/29 (a)	30,000	31,905
Refunding COP Series 2025 A	5.00%	08/01/27	1,750,000	1,813,529
Refunding COP Series 2025 A	5.00%	08/01/30	500,000	553,802
Peace River Manasota Regional Water Supply Authority
RB Series 2025 A	5.25%	10/01/50 (a)	510,000	543,388
RB Series 2025 A	5.50%	10/01/55 (a)	500,000	537,561
School Board of Miami-Dade County
GO Bonds Series 2022 A	5.00%	03/15/52 (a)	125,000	127,808
Refunding COP Series 2015 D	5.00%	02/01/27 (a)	50,000	50,091
Refunding COP Series 2015 D	5.00%	02/01/30 (a)	100,000	100,182
Refunding COP Series 2015 D	5.00%	02/01/31 (a)	65,000	65,114
Refunding COP Series 2016 C	3.25%	02/01/33 (a)	300,000	300,016
School District of Broward County
COP Series 2020 A	5.00%	07/01/30	305,000	334,689
COP Series 2020 A	5.00%	07/01/31 (a)	145,000	158,632
COP Series 2020 A	5.00%	07/01/33 (a)	500,000	544,554
COP Series 2020 A	5.00%	07/01/34 (a)	60,000	65,283
COP Series 2022 B	5.00%	07/01/36 (a)	480,000	533,037
GO Bonds Series 2022	5.00%	07/01/51 (a)	165,000	169,828
Refunding COP Series 2019 A	5.00%	07/01/28	110,000	116,024
Refunding COP Series 2025 A	5.00%	07/01/27	5,000,000	5,177,874
South Florida Water Management District
Refunding COP Series 2016	5.00%	10/01/35 (a)	175,000	175,590
State of Florida
Refunding GO Bonds Series 2021 A	5.00%	06/01/32	25,000	28,759
Refunding GO Bonds Series 2021 B	5.00%	06/01/26	30,000	30,309
Refunding GO Bonds Series 2021 B	5.00%	06/01/28	25,000	26,522
Refunding GO Bonds Series 2022 B	5.00%	06/01/33	125,000	145,735
Refunding GO Bonds Series 2022 C	5.00%	06/01/27	420,000	434,980
Refunding GO Bonds Series 2024 A	5.00%	06/01/34	5,030,000	5,932,149
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Florida Department of Transportation Turnpike System Revenue
RB Series 2021 C	3.00%	07/01/51 (a)	500,000	374,557
RB Series 2022 C	5.00%	07/01/47 (a)	3,955,000	4,147,915
RB Series 2025 D	4.25%	07/01/55 (a)	750,000	724,687
Refunding RB Series 2022 A	5.00%	07/01/27	85,000	88,215
State of Florida Lottery Revenue
Refunding RB Series 2017 A	5.00%	07/01/27	165,000	171,216
Refunding RB Series 2017 A	5.00%	07/01/28	125,000	132,467
Tampa Bay Water
RB Series 2022	5.00%	10/01/52 (a)	35,000	36,245
RB Series 2024 A	5.00%	10/01/49 (a)	500,000	522,772
RB Series 2024 A	5.25%	10/01/54 (a)	4,855,000	5,156,430
Refunding RB Series 2001 A	6.00%	10/01/29 (c)	95,000	106,228
Tampa-Hillsborough County Expressway Authority
Refunding RB Series 2017 B	4.00%	07/01/42 (a)	515,000	515,771
Wildwood Utility Dependent District
RB Series 2021	5.00%	10/01/52 (a)(c)	115,000	116,919
				86,362,804
GEORGIA 2.5%
Atlanta Development Authority
RB Hotel Motel Tax Series 2015 A-1	5.25%	07/01/44 (a)	50,000	50,017
Augusta Water & Sewer Revenue
Refunding RB Series 2012	3.50%	10/01/42 (a)(c)	50,000	44,475
City of Atlanta Airport Passenger Facility Charge
RB Series 2019 C	5.00%	07/01/36 (a)	235,000	250,827
City of Atlanta Department of Aviation
RB Series 2022 A	5.00%	07/01/47 (a)	500,000	520,180
RB Series 2023 B-1	5.00%	07/01/48 (a)	255,000	266,535
RB Series 2024 A-1	5.00%	07/01/49 (a)	250,000	262,105
Refunding RB Series 2020 A	5.00%	07/01/28	290,000	307,831
Refunding RB Series 2020 A	5.00%	07/01/30	25,000	27,691
City of Atlanta Water & Wastewater Revenue
RB Series 2018 B	3.50%	11/01/43 (a)	500,000	448,530
RB Series 2018 B	5.00%	11/01/43 (a)(b)	90,000	94,089
RB Series 2018 B	5.00%	11/01/43 (a)	10,000	10,163
RB Series 2024	5.00%	11/01/41 (a)(c)	40,000	44,260
Refunding RB Series 2015	5.00%	11/01/26 (a)	55,000	55,105
Refunding RB Series 2015	5.00%	11/01/31 (a)	80,000	80,158
Refunding RB Series 2015	5.00%	11/01/32 (a)	50,000	50,096
Refunding RB Series 2015	5.00%	11/01/40 (a)	180,000	180,220
Cobb-Marietta Coliseum & Exhibit Hall Authority
RB Series 2025	5.50%	10/01/50 (a)	250,000	272,767
County of DeKalb Water & Sewerage Revenue
RB Series 2025 A	5.00%	10/01/55 (a)	775,000	806,566
Refunding RB Series 2022	5.00%	10/01/38 (a)	250,000	276,887
Refunding RB Series 2022	5.00%	10/01/41 (a)	225,000	243,680
Refunding RB Series 2022	5.00%	10/01/52 (a)	100,000	103,247
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Fulton Water & Sewerage Revenue
RB Series 2020 A	2.25%	01/01/42 (a)	435,000	324,236
RB Series 2020 A	2.25%	01/01/43 (a)	150,000	109,181
RB Series 2020 A	2.38%	01/01/44 (a)	200,000	143,355
Refunding RB Series 2025	5.00%	01/01/33	1,000,000	1,154,257
County of Paulding Water & Sewerage Revenue
Refunding RB Series 2016	3.00%	12/01/48 (a)	105,000	79,278
Georgia Ports Authority
RB Series 2021	4.00%	07/01/46 (a)	10,000	9,673
RB Series 2021	2.63%	07/01/51 (a)	100,000	67,225
RB Series 2021	4.00%	07/01/51 (a)	100,000	93,086
RB Series 2022	4.00%	07/01/40 (a)	15,000	15,312
RB Series 2022	5.00%	07/01/41 (a)	100,000	108,336
RB Series 2022	4.00%	07/01/47 (a)	450,000	432,296
RB Series 2022	4.00%	07/01/52 (a)	625,000	579,960
RB Series 2022	5.25%	07/01/52 (a)	1,100,000	1,158,905
Georgia State Road & Tollway Authority
RB Series 2020	5.00%	06/01/30	125,000	138,110
RB Series 2020	5.00%	06/01/32 (a)	10,000	10,980
Gwinnett County School District
GO Bonds Series 2019	5.00%	02/01/38 (a)	4,310,000	4,563,217
GO Bonds Series 2021	4.00%	02/01/37 (a)	25,000	25,957
GO Bonds Series 2022 B	5.00%	08/01/27	150,000	155,990
Refunding GO Bonds Series 2025	5.00%	02/01/30	10,000,000	11,032,593
Refunding GO Bonds Series 2025	5.00%	02/01/32	10,000,000	11,464,697
Jefferson Public Building Authority
RB City School District Series 2025	4.50%	02/01/55 (a)(c)	100,000	99,565
Macon Water Authority
RB Series 2024	5.00%	10/01/54 (a)	500,000	523,156
Metropolitan Atlanta Rapid Transit Authority
RB Series 2016 B	5.00%	07/01/33 (a)(b)	120,000	121,486
RB Series 2016 B	5.00%	07/01/34 (a)(b)	25,000	25,310
RB Series 2024 A	5.00%	07/01/34 (a)	205,000	239,390
RB Series 2024 A	5.00%	07/01/37 (a)	200,000	228,637
RB Series 2025 A	5.25%	07/01/50 (a)	500,000	535,312
RB Series 2025 A	5.00%	07/01/55 (a)	1,000,000	1,044,422
Refunding RB Series 2017 C	3.25%	07/01/37 (a)	100,000	97,883
Refunding RB Series 2017 C	3.50%	07/01/38 (a)	10,000	9,808
Refunding RB Series 2017 C	3.25%	07/01/39 (a)	1,065,000	989,144
Municipal Electric Authority of Georgia
RB Series 2023 A	5.25%	07/01/64 (a)	195,000	201,605
RB JEA Electric System Revenue Series 2019 A	5.00%	01/01/49 (a)	2,600,000	2,601,004
RB JEA Electric System Revenue Series 2022 A	4.50%	07/01/63 (a)	500,000	482,721
RB JEA Electric System Revenue Series 2023 A	5.00%	07/01/55 (a)(c)	250,000	253,285
RB JEA Electric System Revenue Series 2023 A	5.00%	07/01/64 (a)(c)	750,000	758,522
RB PowerSouth Energy Cooperative Series 2019 B	4.00%	01/01/49 (a)	500,000	443,176
RB PowerSouth Energy Cooperative Series 2019 B	5.00%	01/01/59 (a)	40,000	39,384
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	140,000	141,624
Refunding RB Series 2018 HH	4.13%	01/01/49 (a)(c)	275,000	260,950
Refunding RB Series 2024 A	5.25%	01/01/49 (a)	200,000	208,844
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Private Colleges & Universities Authority
RB Emory University Series 2023 B	5.00%	09/01/33	9,460,000	10,955,044
Refunding RB Emory University Series 2016 B	4.00%	10/01/38 (a)	10,000	9,999
Refunding RB Emory University Series 2019 A	5.00%	09/01/29	275,000	298,755
Refunding RB Emory University Series 2020 B	4.00%	09/01/39 (a)	115,000	116,105
Refunding RB Emory University Series 2020 B	4.00%	09/01/41 (a)	350,000	345,938
Refunding RB Emory University Series 2022 A	5.00%	09/01/32	100,000	114,455
Rockdale County Public Facilities Authority
RB Series 2024	5.00%	01/01/49 (a)	40,000	41,814
Sandy Springs Public Facilities Authority
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	191,525
State of Georgia
GO Bonds Series 2016 A	4.00%	02/01/31 (a)	25,000	25,015
GO Bonds Series 2016 A	2.50%	02/01/33 (a)	600,000	583,843
GO Bonds Series 2017 A-2	5.00%	02/01/31 (a)	200,000	205,384
GO Bonds Series 2017 A-2	3.00%	02/01/34 (a)	100,000	99,808
GO Bonds Series 2017 A-2	4.00%	02/01/36 (a)	55,000	55,457
GO Bonds Series 2017 A-2	3.00%	02/01/37 (a)	340,000	331,600
GO Bonds Series 2018 A	5.00%	07/01/27	35,000	36,324
GO Bonds Series 2018 A	5.00%	07/01/28	110,000	116,956
GO Bonds Series 2018 A	5.00%	07/01/31 (a)	170,000	180,705
GO Bonds Series 2019 A	5.00%	07/01/27	65,000	67,458
GO Bonds Series 2019 A	5.00%	07/01/28	185,000	196,699
GO Bonds Series 2019 A	5.00%	07/01/30 (a)	235,000	255,728
GO Bonds Series 2019 A	5.00%	07/01/32 (a)	100,000	108,502
GO Bonds Series 2020 A	5.00%	08/01/27	100,000	103,994
GO Bonds Series 2020 A	5.00%	08/01/28	65,000	69,245
GO Bonds Series 2020 A	5.00%	08/01/29	3,000,000	3,271,684
GO Bonds Series 2020 A	5.00%	08/01/32 (a)	125,000	138,416
GO Bonds Series 2020 A	3.00%	08/01/36 (a)	35,000	34,349
GO Bonds Series 2022 A	5.00%	07/01/36 (a)	285,000	322,035
Refunding GO Bonds Series 2016 E	5.00%	12/01/26	230,000	235,284
Refunding GO Bonds Series 2016 F	5.00%	01/01/26	105,000	105,000
Refunding GO Bonds Series 2021 A	5.00%	07/01/27	4,000,000	4,151,280
Refunding GO Bonds Series 2021 A	5.00%	07/01/29	155,000	168,719
Refunding GO Bonds Series 2021 A	5.00%	07/01/32 (a)	50,000	56,497
Refunding GO Bonds Series 2021 A	4.00%	07/01/34 (a)	105,000	110,952
Refunding GO Bonds Series 2021 A	4.00%	07/01/38 (a)	205,000	212,235
Refunding GO Bonds Series 2022 C	4.00%	07/01/28	80,000	83,130
Refunding GO Bonds Series 2022 C	5.00%	07/01/32	400,000	461,222
Refunding GO Bonds Series 2023 C	4.00%	01/01/28	290,000	299,073
Valdosta & Lowndes County Hospital Authority
RB South Georgia Medical Center Obligated Group Series 2024	5.00%	10/01/54 (a)	120,000	124,584
				69,652,114
HAWAII 0.2%
City & County Honolulu Wastewater System Revenue
RB Series 2018 A	4.00%	07/01/42 (a)	1,000,000	998,031
RB Series 2022 A	5.00%	07/01/47 (a)	240,000	249,764
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	5.25%	07/01/54 (a)	150,000	160,530
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	1,000,000	1,129,004
City & County of Honolulu
GO Bonds Series 2019 A	5.00%	09/01/26	90,000	91,495
GO Bonds Series 2019 A	5.00%	09/01/27	200,000	208,412
GO Bonds Series 2019 A	5.00%	09/01/29 (a)	50,000	53,312
GO Bonds Series 2021 E	5.00%	03/01/27	225,000	231,588
GO Bonds Series 2021 E	5.00%	03/01/28	205,000	216,153
GO Bonds Series 2021 E	5.00%	03/01/29	100,000	107,827
GO Bonds Series 2021 E	5.00%	03/01/30	250,000	275,571
GO Bonds Series 2021 E	5.00%	03/01/31	50,000	56,116
Refunding GO Bonds Series 2020 B	5.00%	03/01/26	160,000	160,646
Refunding GO Bonds Series 2020 B	5.00%	03/01/29	50,000	53,914
State of Hawaii
GO Bonds Series 2016 FB	3.00%	04/01/36 (a)	65,000	63,250
GO Bonds Series 2017 FK	5.00%	05/01/27	50,000	51,630
GO Bonds Series 2017 FK	5.00%	05/01/28 (a)	100,000	103,348
GO Bonds Series 2017 FK	4.00%	05/01/31 (a)	100,000	101,562
GO Bonds Series 2017 FK	4.00%	05/01/32 (a)	25,000	25,346
GO Bonds Series 2017 FK	5.00%	05/01/34 (a)	150,000	154,325
GO Bonds Series 2018 FT	5.00%	01/01/27	270,000	276,744
GO Bonds Series 2018 FT	5.00%	01/01/28	35,000	36,725
GO Bonds Series 2018 FT	5.00%	01/01/33 (a)	390,000	408,206
GO Bonds Series 2018 FT	5.00%	01/01/36 (a)	95,000	98,883
GO Bonds Series 2018 FT	5.00%	01/01/38 (a)	100,000	103,629
GO Bonds Series 2019 FW	5.00%	01/01/32 (a)	55,000	58,913
Refunding GO Bonds Series 2016 FE	5.00%	10/01/28 (a)	200,000	203,492
Refunding GO Bonds Series 2016 FH	5.00%	10/01/26	160,000	162,995
Refunding GO Bonds Series 2016 FH	5.00%	10/01/28 (a)	370,000	376,461
Refunding GO Bonds Series 2016 FH	4.00%	10/01/31 (a)	50,000	50,361
State of Hawaii Airports System Revenue
Refunding RB Series 2020 D	5.00%	07/01/33 (a)	80,000	87,464
Refunding RB Series 2020 D	5.00%	07/01/34 (a)	115,000	125,328
				6,481,025
IDAHO 0.2%
Idaho Housing & Finance Association
RB Sales Tax Revenue Series 2022 A	5.00%	08/15/47 (a)	150,000	156,491
RB Sales Tax Revenue Series 2023 A	5.25%	08/15/48 (a)	250,000	266,815
RB Sales Tax Revenue Series 2024 A	5.00%	08/15/48 (a)	725,000	763,426
Refunding RB Series 2021 A	5.00%	07/15/29	40,000	43,253
Refunding RB Series 2021 A	4.00%	07/15/39 (a)	355,000	359,665
Idaho State Building Authority
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/26	150,000	151,552
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/27	500,000	517,905
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/29	160,000	173,607
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/30	340,000	376,409
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/32	20,000	22,828
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/33	500,000	577,095
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/28	80,000	84,832
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/30	30,000	33,212
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/34	275,000	320,482
				3,847,572
ILLINOIS 5.2%
Board of Trustees of the University of Illinois
Refunding RB Auxiliary Facilities System Series 2018 A	4.13%	04/01/48 (a)(c)	100,000	93,378
Chicago Board of Education Dedicated Capital Improvement Tax
RB Series 2017	6.10%	04/01/36 (a)	230,000	235,967
RB Series 2017	6.00%	04/01/46 (a)	100,000	101,170
RB Series 2023	5.00%	04/01/45 (a)	200,000	200,218
Chicago Midway International Airport
Refunding RB Series 2016 B	5.00%	01/01/46 (a)(b)	200,000	200,000
Refunding RB Series 2023 B	5.00%	01/01/26 (c)	50,000	50,000
Refunding RB Series 2023 B	5.00%	01/01/35 (a)(c)	415,000	469,697
Refunding RB Series 2025 B	5.00%	01/01/50 (a)	1,000,000	1,040,765
Chicago O’Hare International Airport
RB Series 2017 D	5.00%	01/01/52 (a)	2,000,000	2,005,069
RB Series 2018 B	5.00%	01/01/37 (a)	10,000	10,491
RB Series 2018 B	5.00%	01/01/38 (a)	100,000	104,315
RB Series 2018 B	5.00%	01/01/39 (a)	120,000	124,823
RB Series 2018 B	4.00%	01/01/44 (a)	400,000	373,349
RB Series 2018 B	5.00%	01/01/48 (a)	2,525,000	2,559,459
RB Series 2018 B	4.00%	01/01/53 (a)(c)	100,000	88,980
RB Series 2018 B	5.00%	01/01/53 (a)	215,000	216,504
RB Series 2022 B	4.50%	01/01/56 (a)	35,000	33,626
RB Series 2022 B	5.25%	01/01/56 (a)	250,000	255,984
RB Series 2024 B	5.00%	01/01/48 (a)	200,000	206,545
RB Series 2024 B	5.25%	01/01/53 (a)	400,000	416,235
RB Series 2024 B	5.50%	01/01/59 (a)	350,000	370,475
Refunding RB Series 2016 B	5.00%	01/01/41 (a)	205,000	205,234
Refunding RB Series 2016 C	5.00%	01/01/31 (a)	40,000	40,046
Refunding RB Series 2016 C	5.00%	01/01/35 (a)	100,000	100,114
Refunding RB Series 2020 A	5.00%	01/01/34 (a)	155,000	166,471
Refunding RB Series 2020 A	4.00%	01/01/35 (a)	500,000	509,533
Refunding RB Series 2020 A	5.00%	01/01/35 (a)	260,000	278,490
Refunding RB Series 2020 A	4.00%	01/01/36 (a)	255,000	258,866
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	25,000	25,241
Refunding RB Series 2020 A	4.00%	01/01/37 (a)(c)	600,000	610,698
Refunding RB Series 2022 D	5.00%	01/01/29	120,000	127,977
Refunding RB Series 2024 D	5.00%	01/01/28	500,000	523,144
Refunding RB Series 2024 D	5.00%	01/01/29	975,000	1,039,812
Refunding RB Series 2024 D	5.00%	01/01/33	510,000	579,925
Refunding RB Series 2024 D	5.00%	01/01/34	90,000	103,331
Chicago Transit Authority Capital Grant Receipts Revenue
Refunding RB Series 2021	5.00%	06/01/28	80,000	83,700
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2017	5.00%	12/01/46 (a)	95,000	95,346
RB Series 2017	5.00%	12/01/51 (a)	255,000	255,633
Refunding RB Series 2020 A	5.00%	12/01/45 (a)	585,000	599,504
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	4.00%	12/01/55 (a)	35,000	29,950
Refunding RB Series 2020 A	5.00%	12/01/55 (a)	85,000	85,006
Refunding RB Series 2022 A	5.00%	12/01/46 (a)(c)	75,000	77,853
Refunding RB Series 2022 A	4.00%	12/01/49 (a)	95,000	85,239
Refunding RB Series 2022 A	5.00%	12/01/52 (a)	25,000	25,323
Refunding RB Series 2022 A	5.00%	12/01/57 (a)	1,000,000	1,008,263
Refunding RB Series 2024 A	5.00%	12/01/41 (a)	525,000	570,503
Refunding RB Series 2024 A	5.00%	12/01/43 (a)	755,000	803,819
Refunding RB Series 2024 A	5.00%	12/01/44 (a)	210,000	222,440
Refunding RB Series 2024 A	5.00%	12/01/49 (a)	5,270,000	5,464,163
City of Chicago
GO Bonds Series 1999	4.54%	01/01/34 (c)(d)	60,000	44,541
GO Bonds Series 2019 A	5.50%	01/01/35 (a)	200,000	208,194
GO Bonds Series 2019 A	5.00%	01/01/40 (a)	420,000	423,057
GO Bonds Series 2019 A	5.00%	01/01/44 (a)	335,000	327,017
GO Bonds Series 2019 A	5.50%	01/01/49 (a)	440,000	440,262
GO Bonds Series 2023 A	4.00%	01/01/35 (a)	95,000	92,650
GO Bonds Series 2023 A	5.00%	01/01/35 (a)	50,000	52,277
GO Bonds Series 2023 A	5.25%	01/01/38 (a)	1,035,000	1,076,959
GO Bonds Series 2023A	5.00%	01/01/34 (a)	275,000	289,077
GO Bonds Series 2024 A	5.00%	01/01/45 (a)	2,085,000	1,978,060
GO Bonds Series 2025 B	5.50%	01/01/41 (a)	1,500,000	1,561,787
Refunding GO Bonds Series 2017 A	6.00%	01/01/38 (a)	410,000	416,405
Refunding GO Bonds Series 2020 A	5.00%	01/01/29	180,000	186,233
Refunding GO Bonds Series 2020 A	5.00%	01/01/30	100,000	104,521
Refunding GO Bonds Series 2021 A	5.00%	01/01/33 (a)	25,000	26,184
Refunding GO Bonds Series 2021 A	4.00%	01/01/36 (a)	25,000	23,765
Refunding GO Bonds Series 2024 B	5.00%	01/01/33 (a)	640,000	680,869
Refunding GO Bonds Series 2024 B	5.00%	01/01/34	500,000	532,857
City of Chicago Wastewater Transmission Revenue
RB Series 2017 A	5.00%	01/01/47 (a)	1,000,000	1,001,823
RB Series 2017 A	4.00%	01/01/52 (a)(c)	2,000,000	1,767,810
RB Series 2023 A	5.25%	01/01/48 (a)(c)	200,000	206,302
RB Series 2023 A	5.25%	01/01/53 (a)(c)	50,000	52,052
RB Series 2023 A	5.25%	01/01/58 (a)(c)	175,000	181,842
City of Chicago Waterworks Revenue
RB Series 1999	5.00%	11/01/30 (a)	195,000	198,530
Refunding RB Series 2023 B	5.00%	11/01/32 (a)	45,000	50,426
Refunding RB Series 2023 B	5.00%	11/01/35 (a)	105,000	115,599
Refunding RB Series 2023 B	5.00%	11/01/36 (a)(c)	275,000	301,036
Refunding RB Series 2023 B	4.00%	11/01/40 (a)(c)	250,000	252,816
City of Springfield Electric Revenue
Refunding RB Series 2024	5.00%	03/01/39 (a)(c)	500,000	550,184
County of Cook
Refunding GO Bonds Series 2016 A	5.00%	11/15/26	70,000	71,407
Refunding GO Bonds Series 2021 A	5.00%	11/15/28	100,000	106,507
Refunding GO Bonds Series 2021 A	5.00%	11/15/32 (a)	75,000	82,121
County of Cook Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	11/15/40 (a)	250,000	249,091
Refunding RB Series 2021 A	4.00%	11/15/41 (a)	225,000	221,726
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 A	5.25%	11/15/45 (a)	50,000	52,827
Refunding RB Series 2024	5.00%	11/15/42 (a)	250,000	265,770
Illinois Finance Authority
RB University of Chicago Series 2023 A	5.25%	05/15/48 (a)	125,000	131,204
RB University of Chicago Series 2023 A	5.25%	05/15/54 (a)	150,000	156,058
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/37 (a)	225,000	229,703
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/39 (a)	15,000	15,197
RB Water Revolving Fund - Clean Water Program Series 2025 A	5.00%	07/01/43 (a)	250,000	271,751
Refunding RB DePaul University Series 2016 A	4.00%	10/01/40 (a)	50,000	49,710
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/31	25,000	27,839
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/32 (a)	185,000	208,969
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/34	165,000	190,390
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/33	25,000	28,571
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/34 (a)	10,000,000	11,538,778
Illinois Municipal Electric Agency
Refunding RB Series 2025 A	5.00%	02/01/29	100,000	106,980
Refunding RB Series 2025 A	5.00%	02/01/31	250,000	278,022
Illinois State Toll Highway Authority
RB Series 2014 C	5.00%	01/01/36 (a)	50,000	50,076
RB Series 2015 A	5.00%	01/01/36 (a)	125,000	125,191
RB Series 2015 A	5.00%	01/01/40 (a)	225,000	225,212
RB Series 2015 B	5.00%	01/01/40 (a)	545,000	545,514
RB Series 2016 B	5.00%	01/01/41 (a)	1,155,000	1,161,208
RB Series 2017 A	5.00%	01/01/42 (a)	500,000	510,639
RB Series 2019 A	5.00%	01/01/44 (a)	2,100,000	2,159,234
RB Series 2020 A	5.00%	01/01/45 (a)	710,000	734,512
RB Series 2021 A	4.00%	01/01/42 (a)	710,000	699,896
RB Series 2021 A	5.00%	01/01/43 (a)	130,000	136,867
RB Series 2021 A	4.00%	01/01/46 (a)	515,000	473,396
RB Series 2021 A	5.00%	01/01/46 (a)	1,125,000	1,161,830
RB Series 2023 A	5.25%	01/01/43 (a)	410,000	443,451
RB Series 2023 A	5.00%	01/01/44 (a)	420,000	443,477
Refunding RB Series 2016 A	5.00%	12/01/31 (a)	115,000	115,224
Refunding RB Series 2016 A	5.00%	12/01/32 (a)	130,000	130,245
Refunding RB Series 2019 A	5.00%	01/01/29	100,000	107,155
Refunding RB Series 2019 B	5.00%	01/01/27	2,130,000	2,182,138
Refunding RB Series 2019 B	5.00%	01/01/30	200,000	218,981
Refunding RB Series 2019 B	5.00%	01/01/31 (a)	60,000	65,375
Refunding RB Series 2019 C	5.00%	01/01/26	400,000	400,000
Refunding RB Series 2019 C	5.00%	01/01/27	75,000	76,836
Refunding RB Series 2019 C	5.00%	01/01/28	60,000	62,873
Refunding RB Series 2019 C	5.00%	01/01/29	195,000	208,893
Refunding RB Series 2019 C	5.00%	01/01/30	690,000	755,484
Refunding RB Series 2019 C	5.00%	01/01/31 (a)	95,000	103,510
Refunding RB Series 2024 A	5.00%	01/01/32	1,025,000	1,163,818
Refunding RB Series 2024 A	5.00%	01/01/34	410,000	477,083
Refunding RB Series 2024 A	5.00%	01/01/35 (a)	50,000	57,879
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	470,000	540,065
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	1,725,000	1,965,713
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	01/01/38 (a)	130,000	146,858
Refunding RB Series 2024 A	5.00%	01/01/39 (a)	1,320,000	1,482,596
Metropolitan Pier & Exposition Authority
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.53%	12/15/30 (c)(d)	75,000	63,889
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.38%	12/15/31 (c)(d)	380,000	312,576
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.76%	06/15/32 (c)(d)	70,000	56,510
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.62%	12/15/32 (c)(d)	250,000	197,985
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.69%	06/15/33 (c)(d)	260,000	201,861
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.37%	06/15/34 (c)(d)	595,000	443,587
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.27%	06/15/35 (c)(d)	340,000	242,825
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.73%	12/15/35 (c)(d)	480,000	335,049
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.30%	06/15/37 (c)(d)	60,000	38,637
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.11%	06/15/38 (c)(d)	460,000	281,614
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.08%	12/15/38 (c)(d)	215,000	128,386
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.24%	06/15/39 (c)(d)	100,000	58,379
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.43%	12/15/39 (c)(d)	200,000	113,649
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.33%	12/15/41 (d)	75,000	38,034
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.70%	12/15/51 (d)	525,000	143,655
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	4.45%	12/15/52 (c)(d)	50,000	13,503
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	5.00%	06/15/53 (a)	500,000	497,267
RB State of Illinois McCormick Place Expansion Project Fund Series 2017 A	5.00%	06/15/57 (a)	830,000	820,013
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 1994 A	3.60%	06/15/28 (c)(d)	225,000	208,257
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.80%	06/15/43 (d)	250,000	115,669
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.54%	06/15/44 (c)(d)	1,000,000	434,705
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.61%	06/15/45 (c)(d)	2,600,000	1,058,537
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.69%	06/15/46 (c)(d)	200,000	76,717
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.86%	06/15/47 (c)(d)	735,000	266,697
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2017 B	5.06%	12/15/54 (d)	2,100,000	490,476
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2017 B	5.51%	12/15/56 (c)(d)	375,000	82,381
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	4.00%	06/15/50 (a)	1,625,000	1,414,663
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	5.00%	06/15/50 (a)	1,370,000	1,365,114
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 B	5.00%	06/15/42 (a)	500,000	511,197
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	12/15/47 (a)	2,045,000	1,816,340
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	06/15/52 (a)	55,000	47,363
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2024 B	4.00%	12/15/26	200,000	201,825
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2016 C	5.00%	12/01/45 (a)	100,000	100,306
GO Bonds Series 2024 A	5.00%	12/01/39 (a)	585,000	656,061
GO Bonds Series 2024 A	5.00%	12/01/43 (a)	500,000	537,737
Refunding GO Bonds Series 2007 C	5.25%	12/01/32	160,000	186,447
Refunding GO Bonds Series 2016 A	5.00%	12/01/27 (a)	130,000	132,725
Refunding GO Bonds Series 2016 A	5.00%	12/01/28 (a)	15,000	15,302
Refunding GO Bonds Series 2016 A	5.00%	12/01/29 (a)	115,000	117,317
Refunding GO Bonds Series 2016 A	5.00%	12/01/30 (a)	95,000	96,862
Refunding GO Bonds Series 2021 C	5.00%	12/01/30	40,000	44,531
Refunding GO Bonds Series 2021 C	5.00%	12/01/31	100,000	113,389
Northern Illinois Municipal Power Agency
Refunding RB Series 2016 A	4.00%	12/01/41 (a)	75,000	75,023
Regional Transportation Authority
RB Series 2004 A	5.75%	06/01/34 (c)	500,000	573,490
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax Securitization Corp.
Refunding RB Series 2018 C	5.50%	01/01/31 (a)	35,000	37,558
Refunding RB Series 2018 C	5.00%	01/01/43 (a)	150,000	153,070
Refunding RB Series 2018 C	5.25%	01/01/43 (a)	125,000	128,429
Refunding RB Series 2020 A	5.00%	01/01/26	50,000	50,000
Refunding RB Series 2020 A	5.00%	01/01/28	60,000	62,420
Refunding RB Series 2020 A	5.00%	01/01/29	465,000	493,153
Refunding RB Series 2020 A	5.00%	01/01/30	150,000	161,862
Refunding RB Series 2020 A	5.00%	01/01/36 (a)	35,000	36,876
Refunding RB Series 2020 A	5.00%	01/01/37 (a)	260,000	273,757
Refunding RB Series 2020 A	4.00%	01/01/38 (a)	215,000	215,616
Refunding RB Series 2021 A	5.00%	01/01/27	535,000	547,509
Refunding RB Series 2021 A	5.00%	01/01/31	100,000	109,293
Refunding RB Series 2021 A	5.00%	01/01/32	125,000	137,833
Refunding RB Series 2021 A	5.00%	01/01/33	30,000	33,289
Refunding RB Series 2023 A	5.00%	01/01/33	600,000	665,775
Refunding RB Series 2023 A	5.00%	01/01/34 (a)	650,000	714,679
Refunding RB Series 2023 A	5.00%	01/01/44 (a)	40,000	40,745
Refunding RB Series 2023 C	5.00%	01/01/34 (a)	130,000	142,936
Refunding RB Series 2023 C	5.00%	01/01/35 (a)	50,000	54,701
Refunding RB Series 2024 A	5.00%	01/01/35	320,000	362,187
Refunding RB Series 2024 A	5.00%	01/01/35	300,000	335,831
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	185,000	203,890
Refunding RB Series 2025 A	5.00%	01/01/42 (a)	750,000	790,274
State of Illinois
GO Bonds Series 2017 A	5.00%	12/01/32 (a)	135,000	139,466
GO Bonds Series 2017 A	4.50%	12/01/41 (a)	1,260,000	1,262,150
GO Bonds Series 2017 C	5.00%	11/01/29 (a)	2,120,000	2,197,040
GO Bonds Series 2017 D	5.00%	11/01/26	1,080,000	1,099,673
GO Bonds Series 2017 D	5.00%	11/01/27	235,000	244,264
GO Bonds Series 2017 D	5.00%	11/01/28 (a)	1,095,000	1,136,041
GO Bonds Series 2019 A	5.00%	11/01/27	125,000	129,768
GO Bonds Series 2019 B	5.00%	11/01/31 (a)	50,000	53,631
GO Bonds Series 2019 B	4.00%	11/01/38 (a)	100,000	98,453
GO Bonds Series 2020	5.50%	05/01/30	95,000	101,694
GO Bonds Series 2020	5.50%	05/01/39 (a)	705,000	754,689
GO Bonds Series 2020	5.75%	05/01/45 (a)	250,000	263,847
GO Bonds Series 2020 B	5.00%	10/01/30	50,000	54,530
GO Bonds Series 2020 B	5.00%	10/01/31 (a)	225,000	244,835
GO Bonds Series 2020 B	4.00%	10/01/33 (a)	250,000	255,955
GO Bonds Series 2020 C	4.00%	10/01/37 (a)	100,000	99,284
GO Bonds Series 2020 C	4.00%	10/01/41 (a)	100,000	95,685
GO Bonds Series 2020 C	4.25%	10/01/45 (a)	300,000	284,504
GO Bonds Series 2021 A	5.00%	03/01/27	255,000	261,399
GO Bonds Series 2021 A	5.00%	03/01/29	1,500,000	1,595,419
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	100,000	107,389
GO Bonds Series 2021 A	5.00%	03/01/37 (a)	745,000	795,200
GO Bonds Series 2021 A	4.00%	03/01/38 (a)	370,000	365,793
GO Bonds Series 2021 A	4.00%	03/01/39 (a)	10,000	9,805
GO Bonds Series 2021 A	4.00%	03/01/40 (a)	1,065,000	1,035,451
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021 A	5.00%	03/01/46 (a)	150,000	152,764
GO Bonds Series 2021 B	5.00%	03/01/27	25,000	25,627
GO Bonds Series 2022 A	5.00%	03/01/26	60,000	60,218
GO Bonds Series 2022 A	5.00%	03/01/27	300,000	307,528
GO Bonds Series 2022 A	5.00%	03/01/28	55,000	57,502
GO Bonds Series 2022 A	5.00%	03/01/31	155,000	170,229
GO Bonds Series 2022 A	5.00%	03/01/34 (a)	50,000	54,936
GO Bonds Series 2022 A	5.25%	03/01/37 (a)	100,000	109,396
GO Bonds Series 2022 A	5.25%	03/01/38 (a)	150,000	162,966
GO Bonds Series 2022 A	5.50%	03/01/42 (a)	175,000	188,334
GO Bonds Series 2022 A	5.50%	03/01/47 (a)	150,000	157,183
GO Bonds Series 2022 C	5.50%	10/01/40 (a)	500,000	546,059
GO Bonds Series 2022 C	5.50%	10/01/41 (a)	25,000	27,102
GO Bonds Series 2022 C	5.25%	10/01/46 (a)	235,000	243,205
GO Bonds Series 2023 B	5.00%	05/01/28	255,000	267,444
GO Bonds Series 2023 B	5.00%	05/01/29	390,000	416,493
GO Bonds Series 2023 B	5.00%	12/01/29	115,000	124,018
GO Bonds Series 2023 B	5.00%	05/01/30	45,000	48,841
GO Bonds Series 2023 B	5.00%	05/01/31	110,000	121,068
GO Bonds Series 2023 B	5.00%	05/01/32	60,000	66,784
GO Bonds Series 2023 B	5.00%	05/01/35 (a)	245,000	268,265
GO Bonds Series 2023 B	5.00%	05/01/36 (a)	530,000	577,034
GO Bonds Series 2023 B	5.00%	12/01/36 (a)	150,000	165,152
GO Bonds Series 2023 B	5.00%	05/01/37 (a)	595,000	645,216
GO Bonds Series 2023 B	5.25%	05/01/38 (a)	1,000,000	1,090,925
GO Bonds Series 2023 B	5.00%	12/01/38 (a)	185,000	200,361
GO Bonds Series 2023 B	5.25%	05/01/41 (a)	100,000	106,834
GO Bonds Series 2023 B	5.50%	05/01/47 (a)	500,000	524,282
GO Bonds Series 2023 C	5.00%	12/01/40 (a)	4,000,000	4,271,477
GO Bonds Series 2023 C	5.00%	12/01/44 (a)	260,000	268,402
GO Bonds Series 2023 C	5.00%	12/01/45 (a)	1,500,000	1,541,929
GO Bonds Series 2024 B	5.00%	05/01/31	10,000	11,006
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	125,000	137,766
GO Bonds Series 2024 B	5.00%	05/01/40 (a)	85,000	91,390
GO Bonds Series 2024 B	5.00%	05/01/41 (a)	155,000	165,139
GO Bonds Series 2024 B	5.25%	05/01/43 (a)	40,000	42,508
GO Bonds Series 2024 B	5.25%	05/01/44 (a)	80,000	84,338
GO Bonds Series 2024 B	5.25%	05/01/48 (a)	1,250,000	1,290,992
GO Bonds Series 2025 C	5.25%	09/01/31	1,000,000	1,118,146
GO Bonds Series 2025 D	5.00%	09/01/37 (a)	1,250,000	1,376,268
GO Bonds Series 2025 F	5.25%	09/01/46 (a)	1,000,000	1,042,953
Refunding GO Bonds Series 2016	5.00%	02/01/27	4,730,000	4,837,035
Refunding GO Bonds Series 2016	5.00%	02/01/28 (a)	50,000	51,132
Refunding GO Bonds Series 2016	5.00%	02/01/29 (a)	405,000	413,940
Refunding GO Bonds Series 2016	4.00%	02/01/30 (a)(c)	135,000	136,387
Refunding GO Bonds Series 2016	4.00%	02/01/31 (a)(c)	300,000	302,748
Refunding GO Bonds Series 2018 A	5.00%	10/01/27	125,000	129,587
Refunding GO Bonds Series 2018 A	5.00%	10/01/30 (a)	575,000	605,701
Refunding GO Bonds Series 2018 B	5.00%	10/01/30 (a)	100,000	105,339
Refunding GO Bonds Series 2022 B	5.00%	03/01/33 (a)	150,000	165,550
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023 D	5.00%	07/01/26	435,000	439,775
Refunding GO Bonds Series 2023 D	5.00%	07/01/27	75,000	77,417
Refunding GO Bonds Series 2023 D	5.00%	07/01/28	115,000	120,994
Refunding GO Bonds Series 2023 D	5.00%	07/01/29	205,000	219,556
Refunding GO Bonds Series 2023 D	5.00%	07/01/31	1,110,000	1,224,300
Refunding GO Bonds Series 2023 D	5.00%	07/01/32	225,000	250,819
Refunding GO Bonds Series 2023 D	5.00%	07/01/33 (a)	4,080,000	4,515,940
Refunding GO Bonds Series 2023 D	5.00%	07/01/35 (a)	100,000	109,297
Refunding GO Bonds Series 2023 D	5.00%	07/01/36 (a)	1,005,000	1,093,755
Refunding GO Bonds Series 2023 D	4.00%	07/01/37 (a)	260,000	258,970
Refunding GO Bonds Series 2024	5.00%	02/01/26	30,000	30,053
Refunding GO Bonds Series 2024	5.00%	02/01/28	30,000	31,313
Refunding GO Bonds Series 2024	5.00%	02/01/29	85,000	90,384
Refunding GO Bonds Series 2024	5.00%	02/01/30	25,000	27,033
Refunding GO Bonds Series 2024	5.00%	02/01/31	40,000	43,883
Refunding GO Bonds Series 2024	5.00%	02/01/34	250,000	282,149
Refunding GO Bonds Series 2024	5.00%	02/01/39 (a)	100,000	108,679
State of Illinois Sales Tax Revenue
RB Series 2024 A	5.00%	06/15/30	355,000	387,392
RB Series 2024 A	5.00%	06/15/32	25,000	28,069
RB Series 2024 A	5.00%	06/15/33	325,000	367,429
RB Series 2024 B	5.00%	06/15/35 (a)	255,000	286,597
RB Series 2024 B	5.00%	06/15/36 (a)	380,000	423,203
RB Series 2024 B	5.00%	06/15/37 (a)	400,000	441,574
RB Series 2024 C	5.00%	06/15/41 (a)	600,000	640,746
RB Series 2024 C	5.00%	06/15/42 (a)	700,000	740,766
RB Series 2025 A	5.00%	06/15/28	220,000	231,496
RB Series 2025 B	5.00%	06/15/37 (a)	100,000	111,470
RB Series 2025 B	5.00%	06/15/39 (a)	500,000	548,891
RB Series 2025 B	5.00%	06/15/39 (a)	1,000,000	1,097,781
RB Series 2025 B	5.00%	06/15/40 (a)	80,000	86,923
RB Series 2025 C	5.00%	06/15/42 (a)	750,000	797,908
RB Series 2025 C	5.00%	06/15/43 (a)	85,000	89,569
RB Series 2025 C	5.00%	06/15/44 (a)	125,000	130,639
Village of Rosemont
GO Bonds Series 2017 A	5.00%	12/01/46 (a)(c)	150,000	150,220
Village of Schaumburg
Refunding GO Bonds Series 2013 A	4.00%	12/01/41 (a)	50,000	50,005
Will County Community High School District No. 210 Lincoln-Way
GO Bonds Series 2006	2.96%	01/01/26 (b)(c)(d)	145,000	145,000
				143,609,351
INDIANA 0.5%
Allen County Building Corp.
RB Series 2024	4.00%	07/15/44 (a)(c)	1,050,000	1,017,065
Carmel Local Public Improvement Bond Bank
RB Series 2016	5.00%	01/15/36 (a)	255,000	257,364
Fishers Town Hall Building Corp.
RB Series 2023 A	5.75%	07/15/58 (a)(c)	750,000	829,291
RB Series 2023 A	5.75%	01/15/63 (a)(c)	250,000	276,430
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hamilton County Public Building Corp.
RB Series 2024	4.00%	01/10/50 (a)	100,000	90,852
Indiana Finance Authority
RB Deaconess Health System Obligated Group Series 2016 A	4.00%	03/01/44 (a)(b)	145,000	146,221
RB State Revolving Fund Series 2019 A	5.00%	02/01/36 (a)	60,000	63,578
RB State Revolving Fund Series 2019 A	5.00%	02/01/38 (a)	30,000	31,608
RB State Revolving Fund Series 2019 A	5.00%	02/01/39 (a)	5,755,000	6,059,162
Refunding RB CWA Authority, Inc. Series 2021 1	5.00%	10/01/34 (a)	175,000	194,894
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/35 (a)	25,000	26,191
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/36 (a)	50,000	51,887
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/27 (a)	130,000	132,776
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/28	100,000	105,847
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/29	130,000	140,701
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/30	500,000	541,686
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/31	50,000	55,029
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/33 (a)	25,000	28,047
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/34 (a)	50,000	52,614
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/35 (a)	160,000	178,012
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/36 (a)	115,000	119,329
Refunding RB State Revolving Fund Series 2017 C	5.00%	02/01/30 (a)	100,000	105,073
Indiana Municipal Power Agency
Refunding RB Series 2016 A	5.00%	01/01/33 (a)	125,000	126,101
Refunding RB Series 2016 A	5.00%	01/01/37 (a)	135,000	135,970
Refunding RB Series 2017 A	5.00%	01/01/42 (a)	305,000	312,966
Refunding RB Series 2025 A	5.00%	01/01/43 (a)	695,000	747,343
Indiana University
RB Series 2024 A	5.00%	06/01/34 (a)	225,000	262,071
Indianapolis Local Public Improvement Bond Bank
RB Series 1999 E	3.25%	02/01/28 (c)(d)	250,000	234,046
RB Series 2019 A	5.00%	02/01/44 (a)	150,000	153,578
RB Series 2019 A	5.00%	02/01/49 (a)	200,000	203,125
Refunding RB Series 2021 A	4.00%	06/01/37 (a)(c)	1,000,000	1,026,241
Refunding RB Series 2022 B	4.00%	02/01/47 (a)	100,000	94,884
Northern Indiana Commuter Transportation District
RB Series 2024	5.00%	01/01/54 (a)	1,000,000	1,040,236
Purdue University
Refunding RB Series 2025 A	5.00%	07/01/36 (a)	30,000	34,935
				14,875,153
IOWA 0.0%
Iowa Finance Authority
RB State Revolving Fund Series 2024 A	5.00%	08/01/34 (a)	75,000	87,841
Refunding RB State Revolving Fund Series 2017	5.00%	08/01/27	100,000	104,025
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/34 (a)	50,000	57,867
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/35 (a)	125,000	143,555
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/36 (a)	35,000	39,896
Iowa Higher Education Loan Authority
RB Trustees of Grinnell College Series 2017	5.00%	12/01/46 (a)	100,000	100,439
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Iowa
Refunding RB Series 2016 A	5.00%	06/01/27 (a)	100,000	100,934
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	145,000	146,352
Refunding RB Series 2019 A	5.00%	06/01/33 (a)	100,000	107,248
Refunding RB Series 2019 A	5.00%	06/01/34 (a)	145,000	154,973
				1,043,130
KANSAS 0.3%
Ellis County Unified School District No. 489 Hays
Refunding GO Bonds Series 2022 B	5.00%	09/01/42 (a)(c)	110,000	115,855
Kansas Development Finance Authority
RB Kansas Athletics, Inc. Series 2025 C-1	4.50%	09/01/54 (a)	4,000,000	4,021,132
State of Kansas Department of Transportation
Refunding RB Series 2024 A	5.00%	09/01/32	130,000	149,134
Refunding RB Series 2024 A	5.00%	09/01/33	1,500,000	1,741,564
Refunding RB Series 2024 A	5.00%	09/01/35 (a)	310,000	361,236
Refunding RB Series 2025 A	5.00%	09/01/27	2,000,000	2,082,790
Wyandotte County Unified School District No. 500 Kansas City
GO Bonds Series 2016 A	5.50%	09/01/47 (a)(b)	645,000	657,781
GO Bonds Series 2025	5.25%	09/01/55 (a)(c)	95,000	99,803
				9,229,295
KENTUCKY 0.6%
Commonwealth of Kentucky
COP Series 2018 A	4.00%	04/15/48 (a)	350,000	328,354
Kentucky Bond Development Corp.
RB Series 2018	4.00%	09/01/48 (a)	600,000	557,670
Kentucky Economic Development Finance Authority
Refunding RB Series 2017 A	4.00%	12/01/41 (a)(c)	1,180,000	1,175,569
Refunding RB Series 2017 A	5.00%	12/01/45 (a)(c)	75,000	75,753
Kentucky Municipal Power Agency
Refunding RB Series 2015 A	4.00%	09/01/39 (a)(c)	500,000	499,984
Kentucky State Property & Building Commission
RB Series 2024 A	5.00%	10/01/42 (a)	300,000	324,932
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/32	25,000	28,495
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/36 (a)	145,000	166,100
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/40 (a)	60,000	66,360
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/38 (a)	75,000	85,456
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/41 (a)	2,000,000	2,195,033
Refunding RB Series 2016 B	5.00%	11/01/28 (a)	225,000	229,663
Refunding RB Commonwealth of Kentucky Series 2016 B	5.00%	11/01/26	250,000	255,023
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/26	75,000	76,507
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/28	345,000	368,218
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2016 A	3.00%	05/15/46 (a)	750,000	597,879
Refunding RB Series 2023 C	5.00%	05/15/51 (a)	150,000	155,455
Refunding RB Series 2024 A	5.00%	05/15/37 (a)	7,745,000	8,864,990
Louisville & Jefferson County Visitors & Convention Commission
RB Series 2016	3.13%	06/01/41 (a)	500,000	438,063
RB Series 2016	3.13%	06/01/46 (a)(c)	275,000	214,760
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Scott County School District Finance Corp.
RB Board of Education Series 2022	4.00%	09/01/45 (a)(c)	40,000	38,859
University of Kentucky
RB Series 2024	4.13%	10/01/54 (a)	500,000	460,312
				17,203,435
LOUISIANA 0.3%
City of Shreveport Water & Sewer Revenue
RB Series 2019 B	4.00%	12/01/49 (a)(c)	50,000	45,162
Refunding RB Series 2015	5.00%	12/01/40 (a)(c)	700,000	701,131
East Baton Rouge Sewerage Commission
Refunding RB Series 2019 A	4.00%	02/01/40 (a)	485,000	489,107
Refunding RB Series 2019 A	4.00%	02/01/45 (a)	300,000	293,575
Lafayette Parish School Board Sale Tax Revenue
RB Series 2023	4.00%	04/01/53 (a)	75,000	69,067
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/29 (a)	105,000	108,423
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/30 (a)	100,000	103,212
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/31 (a)	170,000	175,372
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/34 (a)	80,000	82,231
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/35 (a)	75,000	76,956
Louisiana Public Facilities Authority
RB Loyola University New Orleans Series 2023 A	5.25%	10/01/53 (a)	175,000	173,551
Refunding RB Tulane University Series 2020 A	5.00%	04/01/45 (a)	300,000	307,870
Refunding RB Tulane University Series 2023 A	5.00%	10/15/48 (a)	100,000	103,051
Refunding RB Tulane University Series 2023 A	5.00%	10/15/52 (a)	290,000	297,414
Louisiana Stadium & Exposition District
Refunding RB Series 2023 A	5.25%	07/01/53 (a)	1,100,000	1,140,549
Refunding RB Series 2023A	5.00%	07/01/48 (a)	1,000,000	1,026,717
Louisiana State Citizens Property Insurance Corp.
Refunding RB Series 2016 A	5.00%	06/01/26	150,000	151,527
New Orleans Aviation Board
RB Parking Facilities Corp. Series 2018 A	5.00%	10/01/48 (a)(c)	250,000	252,911
State of Louisiana
GO Bonds Series 2024 E	5.00%	09/01/31	10,000	11,304
GO Bonds Series 2024 E	5.00%	09/01/32	100,000	114,521
Refunding GO Bonds Series 2016 B	5.00%	08/01/26	150,000	152,108
Refunding GO Bonds Series 2016 B	5.00%	08/01/28 (a)	150,000	152,032
Refunding GO Bonds Series 2023 A	5.00%	02/01/30	35,000	38,485
Refunding GO Bonds Series 2023 A	5.00%	02/01/34	125,000	145,382
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2024 A	5.00%	05/01/36 (a)	80,000	91,214
RB Series 2024 A	5.00%	05/01/39 (a)	1,050,000	1,172,704
RB Series 2025 B	5.00%	05/01/33	750,000	863,754
				8,339,330
MAINE 0.0%
Maine Health & Higher Educational Facilities Authority
RB Northeastern University Series 2024 B	5.25%	10/01/54 (a)	325,000	340,903
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MARYLAND 1.8%
City of Baltimore
RB Wastewater Utility Fund Series 2017 A	5.00%	07/01/46 (a)	100,000	100,540
RB Wastewater Utility Fund Series 2019 A	5.00%	07/01/49 (a)	150,000	152,386
RB Water Utility Fund Series 2019 A	4.00%	07/01/49 (a)	700,000	647,328
County of Montgomery
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	145,000	147,769
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	85,000	88,951
Refunding GO Bonds Series 2024 B	5.00%	12/01/26	25,000	25,586
Refunding GO Bonds Series 2024 B	5.00%	12/01/27	575,000	603,444
Refunding GO Bonds Series 2024 B	5.00%	12/01/32	250,000	288,762
County of Prince George’s
GO Bonds Series 2018 A	5.00%	07/15/27	105,000	109,075
GO Bonds Series 2018 A	5.00%	07/15/28	20,000	21,274
GO Bonds Series 2018 A	5.00%	07/15/29 (a)	470,000	499,193
GO Bonds Series 2018 A	4.00%	07/15/30 (a)	25,000	25,848
Maryland Stadium Authority
RB Baltimore City Public School Construction Financing Fund Series 2016	5.00%	05/01/46 (a)(b)	1,550,000	1,562,541
RB Baltimore City Public School Construction Financing Fund Series 2018 A	5.00%	05/01/42 (a)	205,000	209,828
RB Built to Learn Revenue Series 2021	4.00%	06/01/46 (a)	510,000	477,444
RB Built to Learn Revenue Series 2021	2.75%	06/01/51 (a)	100,000	68,388
RB Built to Learn Revenue Series 2022 A	4.00%	06/01/47 (a)	320,000	297,238
RB Built to Learn Revenue Series 2024	5.00%	06/01/54 (a)	1,850,000	1,915,873
Maryland State Transportation Authority
RB Series 2020	4.00%	07/01/50 (a)	150,000	140,945
Refunding RB Series 2021 A	5.00%	07/01/46 (a)	180,000	187,719
Refunding RB Series 2021 A	5.00%	07/01/51 (a)	150,000	155,192
Refunding RB Series 2024 A	5.00%	07/01/32	125,000	143,243
Refunding RB Series 2024 A	5.00%	07/01/33	50,000	58,021
Refunding RB Series 2024 A	5.00%	07/01/35 (a)	30,000	34,967
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	3,795,000	4,323,063
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	115,000	130,155
State of Maryland
GO Bonds Series 2016 1st	3.00%	06/01/31 (a)	295,000	295,001
GO Bonds Series 2017 A	5.00%	08/01/27	245,000	254,784
GO Bonds Series 2017 A	5.00%	03/15/29 (a)	300,000	308,411
GO Bonds Series 2017 A	5.00%	08/01/29 (a)	45,000	46,655
GO Bonds Series 2017 A	4.00%	03/15/30 (a)	35,000	35,574
GO Bonds Series 2017 A	4.00%	08/01/30 (a)	255,000	260,454
GO Bonds Series 2017 A	3.00%	08/01/31 (a)	25,000	25,014
GO Bonds Series 2018 2	4.00%	08/01/32 (a)	25,000	25,801
GO Bonds Series 2018 A	5.00%	03/15/26	185,000	185,927
GO Bonds Series 2018 A	5.00%	03/15/28	195,000	205,883
GO Bonds Series 2019 1st	5.00%	03/15/27	90,000	92,724
GO Bonds Series 2019 1st	5.00%	03/15/31 (a)	45,000	48,478
GO Bonds Series 2019 A	5.00%	08/01/26	200,000	202,904
GO Bonds Series 2019 A	5.00%	08/01/28	25,000	26,633
GO Bonds Series 2019 A	5.00%	08/01/30 (a)	1,275,000	1,385,836
GO Bonds Series 2019 A	5.00%	08/01/31 (a)	105,000	113,968
GO Bonds Series 2019 A	2.13%	08/01/33 (a)	290,000	264,371
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A	2.25%	08/01/34 (a)	100,000	90,503
GO Bonds Series 2020 A	5.00%	08/01/27	35,000	36,398
GO Bonds Series 2020 A	5.00%	08/01/28	35,000	37,286
GO Bonds Series 2020 A	5.00%	08/01/30	50,000	55,586
GO Bonds Series 2020 A	5.00%	08/01/31 (a)	260,000	288,424
GO Bonds Series 2020 A	5.00%	03/15/32 (a)	205,000	224,837
GO Bonds Series 2020 A	5.00%	08/01/35 (a)	65,000	70,855
GO Bonds Series 2021 A	5.00%	03/01/31	100,000	112,388
GO Bonds Series 2021 A	5.00%	08/01/31	80,000	90,573
GO Bonds Series 2021 A	5.00%	08/01/32 (a)	110,000	123,722
GO Bonds Series 2021 A	5.00%	03/01/35 (a)	235,000	259,660
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	125,000	137,442
GO Bonds Series 2021 A	4.00%	08/01/36 (a)	75,000	78,556
GO Bonds Series 2022 A	5.00%	06/01/28	30,000	31,834
GO Bonds Series 2022 A	5.00%	06/01/29	100,000	108,436
GO Bonds Series 2022 A	5.00%	06/01/33 (a)	190,000	216,515
GO Bonds Series 2022 A	5.00%	06/01/34 (a)	260,000	294,972
GO Bonds Series 2022 A	5.00%	06/01/35 (a)	150,000	169,356
GO Bonds Series 2022 A	5.00%	06/01/36 (a)	125,000	140,269
GO Bonds Series 2022 A	5.00%	06/01/37 (a)	200,000	222,986
GO Bonds Series 2023 A	5.00%	03/15/32	200,000	228,728
GO Bonds Series 2023 A	5.00%	03/15/33	8,000,000	9,251,187
GO Bonds Series 2023 A	5.00%	03/15/34 (a)	40,000	46,024
GO Bonds Series 2023 A	5.00%	03/15/37 (a)	100,000	112,924
GO Bonds Series 2023 A	5.00%	03/15/38 (a)	5,505,000	6,175,763
GO Bonds Series 2024 A	5.00%	06/01/35 (a)	5,455,000	6,362,993
GO Bonds Series 2024 A	5.00%	06/01/36 (a)	150,000	173,622
GO Bonds Series 2024 A	5.00%	06/01/37 (a)	55,000	63,145
Refunding GO Bonds Series 2015 B	4.00%	08/01/26	785,000	791,903
Refunding GO Bonds Series 2017 B	5.00%	08/01/26	185,000	187,686
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	125,000	129,992
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	165,000	175,775
Refunding GO Bonds Series 2022 C	4.00%	03/01/29	30,000	31,412
Refunding GO Bonds Series 2022 D	4.00%	08/01/29	170,000	179,052
State of Maryland Department of Transportation
RB Series 2017	5.00%	09/01/26	375,000	381,280
RB Series 2017	5.00%	09/01/29 (a)	55,000	57,265
RB Series 2017	3.00%	09/01/31 (a)	50,000	50,124
RB Series 2017	3.00%	09/01/32 (a)	305,000	305,282
RB Series 2018	5.00%	10/01/26	285,000	290,378
RB Series 2018	5.00%	10/01/28 (a)	85,000	86,578
RB Series 2018	3.50%	10/01/33 (a)	250,000	250,560
RB Series 2019	5.00%	10/01/27	25,000	26,105
RB Series 2019	5.00%	10/01/28 (a)	295,000	307,717
RB Series 2019	3.00%	10/01/30 (a)	250,000	250,878
RB Series 2019	2.13%	10/01/31 (a)	285,000	268,718
RB Series 2019	2.50%	10/01/33 (a)	195,000	184,486
RB Series 2019	3.00%	10/01/34 (a)	130,000	128,454
RB Series 2020	5.00%	10/01/31 (a)	20,000	22,225
RB Series 2020	5.00%	10/01/34 (a)	35,000	38,438
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021 A	2.00%	10/01/34 (a)	100,000	88,420
RB Series 2021 A	2.13%	10/01/36 (a)	230,000	197,087
RB Series 2025 B	5.00%	10/01/34 (a)	500,000	577,007
RB Series 2025 B	5.00%	10/01/37 (a)	1,000,000	1,129,670
Refunding RB Series 2025 C	5.00%	11/01/28	800,000	856,785
Refunding RB Series 2025 C	5.00%	11/01/30	1,145,000	1,280,973
				49,672,425
MASSACHUSETTS 4.7%
Commonwealth of Massachusetts
GO Bonds Series 2006 E	5.00%	11/01/26 (c)	5,000	5,104
GO Bonds Series 2015	4.00%	05/01/45 (a)	165,000	158,051
GO Bonds Series 2015 E	3.25%	09/01/38 (a)	1,100,000	1,062,546
GO Bonds Series 2015 E	3.25%	09/01/40 (a)	380,000	358,409
GO Bonds Series 2016 E	4.00%	04/01/35 (a)	85,000	85,031
GO Bonds Series 2016 E	3.00%	04/01/41 (a)	440,000	391,684
GO Bonds Series 2016 E	4.00%	04/01/42 (a)	250,000	249,991
GO Bonds Series 2016 E	3.00%	04/01/44 (a)	335,000	276,091
GO Bonds Series 2016 E	4.00%	04/01/46 (a)	430,000	407,621
GO Bonds Series 2016 G	4.00%	09/01/35 (a)	115,000	115,404
GO Bonds Series 2016 G	3.00%	09/01/46 (a)	1,850,000	1,462,039
GO Bonds Series 2016 H	5.00%	12/01/26	525,000	537,060
GO Bonds Series 2016 J	4.00%	12/01/44 (a)	320,000	310,635
GO Bonds Series 2016 J	4.00%	12/01/45 (a)	250,000	239,275
GO Bonds Series 2017 A	5.00%	04/01/47 (a)	35,000	35,313
GO Bonds Series 2017 B	5.00%	04/01/47 (a)	120,000	121,072
GO Bonds Series 2017 D	5.00%	02/01/36 (a)	65,000	66,413
GO Bonds Series 2017 D	3.25%	02/01/39 (a)	250,000	241,373
GO Bonds Series 2017 D	3.50%	02/01/40 (a)	110,000	106,808
GO Bonds Series 2017 D	4.00%	02/01/46 (a)	250,000	237,062
GO Bonds Series 2017 E	3.00%	11/01/34 (a)	115,000	114,799
GO Bonds Series 2017 E	3.00%	11/01/35 (a)	150,000	149,212
GO Bonds Series 2017 F	5.00%	11/01/40 (a)	100,000	102,655
GO Bonds Series 2017 F	5.00%	11/01/42 (a)	500,000	510,664
GO Bonds Series 2017 F	5.00%	11/01/43 (a)	8,665,000	8,829,027
GO Bonds Series 2018 A	5.00%	01/01/34 (a)	20,000	20,876
GO Bonds Series 2018 A	5.00%	01/01/40 (a)	25,000	25,743
GO Bonds Series 2018 A	5.00%	01/01/41 (a)	25,000	25,673
GO Bonds Series 2018 B	5.00%	01/01/31 (a)	10,000	10,479
GO Bonds Series 2018 B	5.00%	01/01/32 (a)	160,000	167,521
GO Bonds Series 2018 D	4.00%	05/01/48 (a)	200,000	187,118
GO Bonds Series 2018 E	5.00%	09/01/38 (a)	50,000	52,283
GO Bonds Series 2019 A	5.00%	01/01/38 (a)	5,000,000	5,269,650
GO Bonds Series 2019 A	5.00%	01/01/49 (a)	15,000	15,266
GO Bonds Series 2019 C	5.00%	05/01/40 (a)	25,000	26,243
GO Bonds Series 2019 C	5.00%	05/01/41 (a)	250,000	261,264
GO Bonds Series 2019 C	5.00%	05/01/42 (a)	90,000	93,630
GO Bonds Series 2019 C	5.00%	05/01/44 (a)	150,000	154,786
GO Bonds Series 2019 C	5.00%	05/01/45 (a)	155,000	159,423
GO Bonds Series 2019 G	3.00%	09/01/35 (a)	150,000	149,440
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020 B	2.00%	03/01/34 (a)	35,000	31,373
GO Bonds Series 2020 B	2.50%	03/01/43 (a)	100,000	75,904
GO Bonds Series 2020 C	3.00%	03/01/47 (a)	500,000	389,916
GO Bonds Series 2020 C	3.00%	03/01/48 (a)	345,000	266,223
GO Bonds Series 2020 C	2.75%	03/01/50 (a)	145,000	103,266
GO Bonds Series 2020 D	5.00%	07/01/31 (a)	250,000	276,683
GO Bonds Series 2020 D	3.00%	07/01/35 (a)	200,000	199,555
GO Bonds Series 2020 D	5.00%	07/01/36 (a)	300,000	326,005
GO Bonds Series 2020 D	3.00%	07/01/39 (a)	1,200,000	1,120,205
GO Bonds Series 2020 D	5.00%	07/01/40 (a)	105,000	111,919
GO Bonds Series 2020 D	5.00%	07/01/45 (a)	100,000	103,856
GO Bonds Series 2020 E	5.00%	11/01/45 (a)	250,000	260,275
GO Bonds Series 2020 E	5.00%	11/01/50 (a)	300,000	308,194
GO Bonds Series 2021 A	3.00%	03/01/36 (a)	500,000	494,400
GO Bonds Series 2021 B	2.00%	04/01/50 (a)	1,285,000	761,434
GO Bonds Series 2021 C	5.00%	09/01/31	430,000	487,768
GO Bonds Series 2021 C	2.38%	09/01/47 (a)	55,000	36,702
GO Bonds Series 2021 D	5.00%	09/01/50 (a)	250,000	257,366
GO Bonds Series 2022 A	5.00%	02/01/31	1,010,000	1,133,939
GO Bonds Series 2022 A	5.00%	02/01/32	65,000	74,126
GO Bonds Series 2022 A	4.00%	02/01/34 (a)	190,000	202,918
GO Bonds Series 2022 B	3.00%	02/01/48 (a)	1,400,000	1,080,882
GO Bonds Series 2022 C	5.00%	10/01/32	2,125,000	2,446,117
GO Bonds Series 2022 C	5.00%	10/01/35 (a)	200,000	226,304
GO Bonds Series 2022 C	5.00%	10/01/37 (a)	125,000	139,569
GO Bonds Series 2022 C	5.25%	10/01/47 (a)	920,000	976,086
GO Bonds Series 2022 C	5.00%	10/01/52 (a)	210,000	216,572
GO Bonds Series 2022 D	5.00%	11/01/31	90,000	102,382
GO Bonds Series 2022 E	5.00%	11/01/42 (a)	170,000	183,222
GO Bonds Series 2022 E	5.00%	11/01/52 (a)	125,000	128,954
GO Bonds Series 2023 A	5.00%	05/01/26	225,000	226,858
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	3,565,000	3,725,283
GO Bonds Series 2023 A	5.00%	05/01/53 (a)	375,000	387,361
GO Bonds Series 2023 B	5.00%	10/01/33	40,000	46,605
GO Bonds Series 2023 B	5.00%	10/01/36 (a)	35,000	39,914
GO Bonds Series 2023 C	5.00%	10/01/46 (a)	100,000	105,439
GO Bonds Series 2023 C	5.00%	10/01/49 (a)	300,000	312,423
GO Bonds Series 2023 D	5.00%	10/01/52 (a)	100,000	103,520
GO Bonds Series 2023 D	5.00%	10/01/53 (a)	200,000	206,906
GO Bonds Series 2024 A	5.00%	01/01/27	100,000	102,508
GO Bonds Series 2024 A	5.00%	01/01/34	250,000	292,079
GO Bonds Series 2024 A	5.00%	01/01/36 (a)	45,000	51,808
GO Bonds Series 2024 A	5.00%	01/01/38 (a)	185,000	209,703
GO Bonds Series 2024 A	5.00%	01/01/39 (a)	15,000	16,910
GO Bonds Series 2024 A	5.00%	01/01/40 (a)	200,000	222,136
GO Bonds Series 2024 A	5.00%	01/01/41 (a)	50,000	55,002
GO Bonds Series 2024 A	5.00%	01/01/49 (a)	100,000	104,466
GO Bonds Series 2024 A	5.00%	01/01/54 (a)	2,160,000	2,238,224
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	30,000	34,331
GO Bonds Series 2024 B	5.00%	05/01/39 (a)	30,000	33,878
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 B	5.00%	05/01/46 (a)	35,000	37,024
GO Bonds Series 2024 E	5.00%	08/01/54 (a)	125,000	129,794
GO Bonds Series 2024 G	5.00%	12/01/35 (a)	60,000	70,035
GO Bonds Series 2024 H	5.00%	12/01/39 (a)	500,000	566,075
GO Bonds Series 2024 H	5.00%	12/01/42 (a)	250,000	274,476
GO Bonds Series 2024 H	5.00%	12/01/45 (a)	150,000	160,530
GO Bonds Series 2024 I	5.00%	12/01/49 (a)	1,000,000	1,048,827
GO Bonds Series 2025 A	5.00%	04/01/55 (a)	6,225,000	6,473,755
GO Bonds Series 2025 B	5.00%	06/01/33	3,250,000	3,772,437
GO Bonds Series 2025 C	5.00%	06/01/49 (a)	1,300,000	1,366,370
Refunding GO Bonds Series 2015 A	5.00%	07/01/26	85,000	86,065
Refunding GO Bonds Series 2016 B	5.00%	07/01/27	350,000	363,237
Refunding GO Bonds Series 2016 B	5.00%	07/01/28	150,000	159,410
Refunding GO Bonds Series 2016 B	5.00%	07/01/31 (a)	25,000	25,299
Refunding GO Bonds Series 2016 B	5.00%	07/01/33 (a)	50,000	50,562
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	1,750,000	1,783,025
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	210,000	219,282
Refunding GO Bonds Series 2017 E	5.00%	11/01/26	140,000	142,918
Refunding GO Bonds Series 2017 E	5.00%	11/01/27	145,000	151,720
Refunding GO Bonds Series 2018 B	5.00%	07/01/28	510,000	541,995
Refunding GO Bonds Series 2018 B	5.00%	07/01/29	235,000	255,552
Refunding GO Bonds Series 2020 B	5.00%	07/01/32 (a)	100,000	110,355
Refunding GO Bonds Series 2020 D	4.00%	11/01/37 (a)	35,000	36,001
Refunding GO Bonds Series 2020 D	4.00%	11/01/41 (a)	150,000	150,766
Refunding GO Bonds Series 2021 A	5.00%	09/01/29	500,000	545,757
Refunding GO Bonds Series 2021 A	5.00%	09/01/30	50,000	55,679
Refunding GO Bonds Series 2022 A	5.00%	10/01/29	75,000	82,017
Refunding GO Bonds Series 2022 A	5.00%	10/01/30	420,000	468,485
Refunding GO Bonds Series 2022 A	5.00%	10/01/31	200,000	227,192
Refunding GO Bonds Series 2024 A	5.00%	03/01/29	2,150,000	2,320,331
Refunding GO Bonds Series 2024 A	5.00%	03/01/33	800,000	925,830
Refunding GO Bonds Series 2024 A	5.00%	03/01/34	100,000	117,043
Refunding GO Bonds Series 2024 A	5.00%	03/01/36 (a)	140,000	161,349
Refunding GO Bonds Series 2024 A	5.00%	03/01/38 (a)	250,000	283,720
Refunding GO Bonds Series 2024 A	5.00%	03/01/42 (a)	30,000	32,725
Refunding GO Bonds Series 2024 B	5.00%	11/01/38 (a)	150,000	169,949
Refunding GO Bonds Series 2024 B	5.00%	11/01/40 (a)	175,000	195,060
Refunding GO Bonds Series 2024 B	5.00%	11/01/42 (a)	100,000	109,241
Refunding GO Bonds Series 2025 A	5.00%	07/01/29	710,000	772,094
Refunding GO Bonds Series 2025 A	5.00%	07/01/30	360,000	399,553
Refunding RB Series 2005	5.50%	01/01/27 (b)(c)	215,000	221,122
Refunding RB Series 2005	5.50%	01/01/28 (b)(c)	20,000	21,147
Refunding RB Series 2005	5.50%	01/01/34 (c)	600,000	701,100
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue
RB Series 2014 A	5.00%	06/15/27 (a)	25,000	25,035
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2016 B	4.00%	06/01/46 (a)	1,000,000	958,133
RB Series 2019 A	5.00%	06/01/49 (a)	500,000	509,184
RB Series 2021 A	4.00%	06/01/50 (a)	340,000	321,451
RB Series 2022 A	5.00%	06/01/50 (a)	285,000	292,384
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 B	5.00%	06/01/52 (a)	300,000	309,333
RB Series 2023 A	5.00%	06/01/53 (a)	195,000	201,992
RB Series 2023 B	5.00%	06/01/48 (a)	250,000	261,354
RB Series 2024 B	5.00%	06/01/54 (a)	3,000,000	3,115,344
Refunding RB Series 2016 A	5.00%	06/01/26	75,000	75,767
Refunding RB Series 2021 A	5.00%	06/01/43 (a)	130,000	136,686
Refunding RB Series 2024 A	5.00%	06/01/44 (a)	410,000	442,192
Refunding RB Series 2025 A	5.00%	06/01/45 (a)	450,000	485,243
Greater Fall River Vocational School District
GO Bonds Series 2025	5.00%	06/01/55 (a)(c)	1,095,000	1,133,201
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A Series 2005 A	5.00%	07/01/26	210,000	212,642
Massachusetts Bay Transportation Authority Assessment Revenue
Refunding RB Series 2016 A	4.00%	07/01/26	70,000	70,534
Refunding RB Series 2016 A	5.00%	07/01/27 (a)	125,000	126,558
Refunding RB Series 2022 A-1	5.00%	07/01/37 (a)	75,000	83,960
Refunding RB Series 2022 A-1	3.13%	07/01/41 (a)	50,000	44,420
Refunding RB Series 2022 A-2	5.00%	07/01/52 (a)	250,000	258,588
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2005 A	5.00%	07/01/27	240,000	249,077
RB Series 2005 A	5.00%	07/01/31	50,000	56,831
RB Series 2023 A-1	5.25%	07/01/48 (a)	30,000	31,933
RB Series 2023 A-1	4.00%	07/01/53 (a)	1,015,000	932,877
RB Series 2023 A-1	5.25%	07/01/53 (a)	1,000,000	1,056,609
RB Series 2025 B	4.75%	07/01/55 (a)	1,500,000	1,532,582
Refunding RB Series 2007 A-1	5.25%	07/01/34 (a)	95,000	114,182
Refunding RB Series 2016 A	3.34%	07/01/32 (a)(d)	170,000	138,506
Refunding RB Series 2020 B-1	5.00%	07/01/50 (a)	2,500,000	2,531,255
Refunding RB Series 2021 A-1	4.00%	07/01/36 (a)	200,000	207,407
Refunding RB Series 2021 A-1	4.00%	07/01/40 (a)	745,000	753,908
Refunding RB Series 2021 A-1	4.00%	07/01/51 (a)	1,450,000	1,343,492
Refunding RB Series 2024 A	5.00%	07/01/35	765,000	913,148
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	250,000	287,969
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	1,825,000	2,086,262
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	25,000	28,394
Refunding RB Series 2024 A	4.00%	07/01/44 (a)	250,000	244,367
Refunding RB Series 2024 A	5.00%	07/01/47 (a)	2,500,000	2,643,192
Refunding RB Series 2024 A	5.25%	07/01/52 (a)	250,000	265,903
Massachusetts Clean Water Trust
RB State Revolving Fund Series 2025 26B	5.00%	02/01/43 (a)	250,000	275,570
Massachusetts Department of Transportation
RB Series 1997 A	3.45%	01/01/28 (c)(d)	70,000	66,288
RB Series 1997 A	3.26%	01/01/29 (c)(d)	40,000	36,826
Massachusetts Development Finance Agency
RB Emerson College Series 2016 A	5.00%	01/01/47 (a)	500,000	486,578
RB Massachusetts Institute of Technology Series 2020 P	5.00%	07/01/50	1,000,000	1,127,396
RB President & Fellows of Harvard College Series 2024 B	5.00%	02/15/34 (a)	9,010,000	10,568,955
RB President & Fellows of Harvard College Series 2024 B	4.00%	02/15/36	500,000	551,872
RB Trustees of Boston College Series 2021 V	5.00%	07/01/55	250,000	273,036
RB Trustees of Boston University Series 2025 B-2	4.00%	10/01/48 (a)	500,000	469,761
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Trustees of Boston University Series 2025 B-2	5.00%	10/01/48 (a)	380,000	399,856
Refunding RB Broad Institute, Inc. Series 2017	4.00%	04/01/41 (a)	250,000	249,457
Refunding RB Northeastern University Series 2022	5.00%	10/01/39 (a)	205,000	226,819
Refunding RB Northeastern University Series 2022	5.00%	10/01/41 (a)	490,000	533,077
Refunding RB Northeastern University Series 2022	5.00%	10/01/44 (a)	335,000	355,714
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/26	275,000	278,716
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/27 (a)	500,000	506,609
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/28 (a)	260,000	263,634
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/29 (a)	185,000	185,994
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/34 (a)	150,000	151,694
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/36 (a)	550,000	550,038
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/36	85,000	101,416
Refunding RB Smith College Series 2025	5.00%	07/01/35	250,000	296,570
Refunding RB Suffolk University Series 2025	5.25%	07/01/55 (a)	2,500,000	2,464,269
Refunding RB Trustees of Boston College Series 2017 T	4.00%	07/01/42 (a)	85,000	84,326
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/40 (a)	250,000	280,353
Refunding RB Trustees of Boston College Series 2025 W	4.25%	07/01/55 (a)	1,000,000	956,757
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/55 (a)	250,000	261,209
Refunding RB Trustees of Boston University Series 2025 B-1	5.00%	10/01/38 (a)	250,000	283,761
Massachusetts Health & Educational Facilities Authority
RB Massachusetts Institute of Technology Series 2002 K	5.50%	07/01/32	95,000	112,504
Massachusetts School Building Authority
RB Series 2015 B	4.00%	01/15/45 (a)	200,000	193,433
RB Series 2018 A	4.00%	02/15/43 (a)	45,000	43,612
RB Series 2018 A	5.25%	02/15/48 (a)	200,000	204,255
RB Series 2018 B	5.25%	02/15/48 (a)	350,000	357,446
RB Series 2019 A	5.00%	02/15/44 (a)	500,000	514,859
RB Series 2019 A	5.00%	02/15/49 (a)(b)	140,000	140,400
RB Series 2025 A	5.00%	02/15/50 (a)	1,375,000	1,438,955
RB Series 2025 A	5.00%	02/15/55 (a)	1,000,000	1,042,575
Refunding RB Series 2025 B	5.00%	02/15/38 (a)	1,175,000	1,355,938
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
Refunding RB Series 2018 A	5.00%	01/01/29	100,000	107,635
Refunding RB Series 2019 A	5.00%	01/01/26	130,000	130,000
Refunding RB Series 2019 A	5.00%	01/01/27	25,000	25,629
Refunding RB Series 2019 A	5.00%	01/01/30 (a)	290,000	312,283
Refunding RB Series 2019 A	5.00%	01/01/33 (a)	580,000	620,120
Massachusetts Water Resources Authority
RB Series 2016 C	5.00%	08/01/33 (a)(b)	100,000	101,469
RB Series 2016 C	5.00%	08/01/40 (a)(b)	775,000	786,387
Refunding RB Series 2007 B	5.25%	08/01/26 (c)	165,000	167,680
Refunding RB Series 2007 B	5.25%	08/01/28 (c)	150,000	161,002
Refunding RB Series 2007 B	5.25%	08/01/33 (c)	250,000	297,477
Refunding RB Series 2016 C	5.00%	08/01/30 (a)	25,000	25,349
Refunding RB Series 2016 C	4.00%	08/01/36 (a)	65,000	65,177
Refunding RB Series 2016 C	4.00%	08/01/40 (a)	1,000,000	1,000,957
Refunding RB Series 2016 D	3.00%	08/01/42 (a)	50,000	42,192
Refunding RB Series 2017 C	5.00%	08/01/31 (a)	90,000	93,576
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Massachusetts Building Authority
RB Series 2015 1	5.00%	11/01/40 (a)	50,000	50,045
RB Series 2017 1	5.25%	11/01/42 (a)	2,500,000	2,563,195
RB Series 2020 1	5.00%	11/01/50 (a)	100,000	102,371
RB Series 2022 1	4.00%	11/01/46 (a)	100,000	95,220
RB Series 2022 1	5.00%	11/01/52 (a)	65,000	66,635
Refunding RB Series 2021 1	5.00%	11/01/28	25,000	26,789
				128,628,718
MICHIGAN 1.1%
City of Grand Rapids
GO Bonds Series 2025	5.00%	04/01/55 (a)	500,000	520,365
City of Lansing
GO Bonds Series 2023 B	4.13%	06/01/48 (a)(c)	150,000	143,564
Detroit City School District
Refunding GO Bonds Series 2005 A	5.25%	05/01/30 (c)	125,000	138,721
Refunding GO Bonds Series 2005 A	5.25%	05/01/32 (c)	335,000	377,348
Great Lakes Water Authority Sewage Disposal System Revenue
RB Series 2022 B	5.50%	07/01/52 (a)	500,000	529,873
Refunding RB Series 2016 C	5.00%	07/01/30 (a)	150,000	151,754
Refunding RB Series 2024 A	5.00%	07/01/26	325,000	328,880
Refunding RB Series 2024 A	5.00%	07/01/27	215,000	222,809
Refunding RB Series 2024 A	5.00%	07/01/32	195,000	222,956
Refunding RB Series 2024 A	5.00%	07/01/33	40,000	46,240
Refunding RB Series 2025 B	5.00%	07/01/35 (a)	1,000,000	1,164,641
Great Lakes Water Authority Water Supply System Revenue
RB Series 2016 B	5.00%	07/01/46 (a)	100,000	100,384
RB Series 2022 A	5.25%	07/01/47 (a)	5,090,000	5,389,323
Refunding RB Series 2016 D	5.00%	07/01/30 (a)	75,000	75,866
Refunding RB Series 2016 D	5.00%	07/01/36 (a)	75,000	75,689
Refunding RB Series 2024 A	5.00%	07/01/31	250,000	281,541
L’Anse Creuse Public Schools
GO Bonds Series 2025 I	5.00%	05/01/49 (a)(c)	40,000	41,933
Lansing Board of Water & Light
RB Series 2019 A	5.00%	07/01/48 (a)	1,055,000	1,078,226
Refunding RB Series 2024 A	5.00%	07/01/49 (a)	175,000	182,873
Refunding RB Series 2024 A	5.00%	07/01/54 (a)	85,000	88,787
Michigan Finance Authority
RB County of Wayne Series 2018	4.00%	11/01/48 (a)	100,000	90,819
RB Drinking Water Revolving Fund Series 2024 A	4.00%	10/01/48 (a)	500,000	488,711
Refunding RB Clean Water Revolving Fund Series 2016 B	5.00%	10/01/29 (a)	100,000	101,679
Michigan State Building Authority
RB Series 2021 I	4.00%	10/15/46 (a)	5,000	4,737
RB Series 2022 I	4.00%	10/15/52 (a)	250,000	229,671
Refunding RB Series 2016 I	5.00%	10/15/30 (a)	50,000	50,963
Refunding RB Series 2016 I	5.00%	10/15/31 (a)	380,000	387,196
Refunding RB Series 2016 I	5.00%	10/15/32 (a)	185,000	188,402
Refunding RB Series 2016 I	5.00%	04/15/41 (a)	190,000	192,255
Refunding RB Series 2016 I	5.00%	10/15/46 (a)	70,000	70,437
Refunding RB Series 2019 I	4.00%	04/15/54 (a)	250,000	227,981
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 I	3.00%	10/15/45 (a)	100,000	79,666
Refunding RB Series 2025 I	5.00%	04/15/28	2,000,000	2,112,147
Refunding RB Series 2025 I	5.25%	04/15/60 (a)	250,000	265,775
Michigan State University
RB Series 2019 B	4.00%	02/15/44 (a)	100,000	98,012
RB Series 2024 A	5.00%	08/15/49 (a)	385,000	404,395
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	640,000	658,138
State of Michigan Trunk Line Revenue
RB Series 2020 B	5.00%	11/15/27	205,000	214,708
RB Series 2020 B	5.00%	11/15/29	135,000	147,930
RB Series 2020 B	5.00%	11/15/30	780,000	870,651
RB Series 2020 B	5.00%	11/15/31 (a)	100,000	111,717
RB Series 2020 B	5.00%	11/15/32 (a)	50,000	55,515
RB Series 2020 B	4.00%	11/15/38 (a)	100,000	102,788
RB Series 2020 B	4.00%	11/15/45 (a)	530,000	510,073
RB Series 2020 B	5.00%	11/15/45 (a)	5,320,000	5,477,027
RB Series 2021 A	5.00%	11/15/34 (a)	550,000	615,906
RB Series 2021 A	5.00%	11/15/35 (a)	95,000	105,821
RB Series 2021 A	4.00%	11/15/36 (a)	90,000	93,966
RB Series 2021 A	4.00%	11/15/37 (a)	500,000	518,923
RB Series 2021 A	4.00%	11/15/38 (a)	50,000	51,657
RB Series 2021 A	4.00%	11/15/39 (a)	200,000	205,539
RB Series 2021 A	4.00%	11/15/41 (a)	140,000	141,700
RB Series 2021 A	4.00%	11/15/44 (a)	730,000	714,342
RB Series 2021 A	4.00%	11/15/46 (a)	700,000	664,447
RB Series 2023	5.00%	11/15/30	30,000	33,560
RB Series 2023	5.00%	11/15/35 (a)	200,000	230,304
RB Series 2023	5.00%	11/15/37 (a)	75,000	85,069
RB Series 2023	5.00%	11/15/42 (a)	1,000,000	1,084,314
RB Series 2023	5.00%	11/15/46 (a)	150,000	157,840
RB Series 2023	5.25%	11/15/49 (a)	200,000	212,970
RB Series 2023	5.50%	11/15/49 (a)	125,000	135,176
Troy School District
GO Bonds Series 2023	5.00%	05/01/52 (a)(c)	130,000	134,095
University of Michigan
RB Series 2015	5.00%	04/01/46 (a)(b)	60,000	60,351
RB Series 2018 A	5.00%	04/01/48 (a)	250,000	256,343
Refunding RB Series 2017 A	5.00%	04/01/26	30,000	30,180
Wayne County Airport Authority
RB Detroit Metropolitan Wayne County Airport Series 2021 A	5.00%	12/01/46 (a)	500,000	514,923
				30,350,592
MINNESOTA 0.5%
Metropolitan Council
GO Bonds Series 2021 C	5.00%	12/01/26	145,000	148,251
GO Bonds Series 2021 C	5.00%	12/01/27	20,000	20,943
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024 A	5.00%	01/01/52 (a)	45,000	46,507
RB Series 2024 A	4.00%	01/01/54 (a)	390,000	352,989
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 A	5.00%	01/01/26	105,000	105,000
Refunding RB Series 2016 A	5.00%	01/01/27	350,000	358,672
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	115,000	117,658
Refunding RB Series 2022 A	5.00%	01/01/52 (a)	415,000	424,124
Minnesota Public Facilities Authority State Revolving Fund
RB Series 2023 A	5.00%	03/01/26	25,000	25,099
RB Series 2023 A	5.00%	03/01/31	80,000	90,076
RB Series 2023 A	5.00%	03/01/32	100,000	114,546
RB Series 2023 A	5.00%	03/01/33	635,000	737,582
RB Series 2023 A	5.00%	03/01/35 (a)	100,000	114,159
North St. Paul-Maplewood-Oakdale Independent School District No. 622
GO Bonds Series 2019 A	3.00%	02/01/46 (a)(c)	10,000	7,922
Southern Minnesota Municipal Power Agency
RB Series 1994 A	3.51%	01/01/26 (c)(d)	25,000	25,000
State of Minnesota
COP Series 2023	5.00%	11/01/37 (a)	265,000	301,114
COP Series 2023	5.00%	11/01/38 (a)	300,000	338,674
COP Series 2023	5.00%	11/01/39 (a)	40,000	44,898
COP Series 2023	5.00%	11/01/42 (a)	150,000	163,721
GO Bonds Series 2021 A	5.00%	09/01/28	15,000	15,987
GO Bonds Series 2021 A	5.00%	09/01/29	205,000	223,459
GO Bonds Series 2021 A	4.00%	09/01/34 (a)	85,000	89,772
GO Bonds Series 2021 A	4.00%	09/01/37 (a)	5,000,000	5,195,737
GO Bonds Series 2021 A	4.00%	09/01/39 (a)	60,000	61,769
GO Bonds Series 2024 A	5.00%	08/01/28	70,000	74,463
GO Bonds Series 2024 A	5.00%	08/01/32	200,000	229,968
GO Bonds Series 2024 A	5.00%	08/01/33	1,000,000	1,162,978
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	300,000	348,819
GO Bonds Series 2024 A	5.00%	08/01/41 (a)	100,000	111,487
GO Bonds Series 2024 A	5.00%	08/01/44 (a)	100,000	108,483
GO Bonds Series 2025 A	5.00%	08/01/35	250,000	296,027
Refunding GO Bonds Series 2016 D	5.00%	08/01/26	125,000	126,837
Refunding GO Bonds Series 2017 D	5.00%	10/01/27	875,000	914,134
Refunding GO Bonds Series 2017 D	5.00%	10/01/28 (a)	100,000	104,486
Refunding GO Bonds Series 2023 E	5.00%	08/01/26	265,000	268,894
Refunding GO Bonds Series 2023 E	5.00%	08/01/28	125,000	132,969
Refunding GO Bonds Series 2023 E	5.00%	08/01/32	1,135,000	1,305,067
Refunding RB Series 2022 A	5.00%	03/01/27	180,000	185,207
Refunding RB Series 2022 A	5.00%	03/01/30	135,000	148,639
University of Minnesota
RB Series 2016 A	5.00%	04/01/41 (a)	25,000	25,046
				14,667,163
MISSISSIPPI 0.1%
State of Mississippi
GO Bonds Series 2017 A	5.00%	10/01/32 (a)(b)	230,000	240,569
GO Bonds Series 2017 A	5.00%	10/01/34 (a)(b)	110,000	115,055
GO Bonds Series 2019 B	4.00%	10/01/39 (a)	150,000	150,558
Refunding GO Bonds Series 2017 A	5.00%	10/01/27	160,000	167,072
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2017 A	5.00%	10/01/28 (a)	50,000	52,147
Refunding GO Bonds Series 2017 A	5.00%	10/01/29 (a)	835,000	870,953
State of Mississippi Gaming Tax Revenue
RB Series 2019 A	4.00%	10/15/38 (a)	1,300,000	1,302,428
West Rankin Utility Authority
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	52,504
				2,951,286
MISSOURI 0.2%
City of Kansas City Sanitary Sewer System Revenue
RB Series 2018 A	4.00%	01/01/42 (a)	20,000	20,011
City of Kansas City Water Revenue
RB Series 2025 A	5.00%	12/01/49 (a)	250,000	264,100
City of Springfield Public Utility Revenue
Refunding RB Series 2025	5.00%	08/01/31	250,000	282,345
Refunding RB Series 2025	5.00%	08/01/34	1,000,000	1,170,592
City of St. Louis Airport Revenue
RB Series 2005	5.50%	07/01/28 (c)	45,000	48,162
RB Series 2024 A	5.25%	07/01/49 (a)	265,000	281,148
RB Series 2024 A	5.25%	07/01/54 (a)(c)	655,000	690,475
County of Jackson
RB Series 2023 A	4.38%	12/01/58 (a)	100,000	97,244
Curators of the University of Missouri
RB Series 2020 B	5.00%	11/01/30	100,000	111,489
Refunding RB Series 2024	5.00%	11/01/34	500,000	587,976
Health & Educational Facilities Authority of the State of Missouri
RB St. Louis University Series 2019 A	5.00%	10/01/46 (a)	55,000	56,079
Metropolitan St. Louis Sewer District
RB Series 2016 C	4.00%	05/01/41 (a)	50,000	50,155
Refunding RB Series 2017 A	5.00%	05/01/29 (a)	75,000	77,451
Missouri Development Finance Board
RB Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis Series 2022	5.25%	05/01/55 (a)	25,000	25,716
Missouri Highway & Transportation Commission
RB Series 2022 A	5.00%	05/01/27	100,000	103,379
RB Series 2022 A	5.00%	05/01/28	110,000	116,441
RB Series 2023 A	5.00%	05/01/26	425,000	428,439
RB Series 2025 A	5.00%	05/01/31	135,000	152,246
Refunding RB Series 2014 A	5.00%	05/01/26	650,000	655,368
Springfield School District No. R-12
GO Bonds Series 2019	5.00%	03/01/37 (a)	135,000	142,146
GO Bonds Series 2023	4.00%	03/01/41 (a)(c)	500,000	506,526
St. Charles County Francis Howell R-III School District
Refunding GO Bonds Series 2022	5.00%	03/01/42 (a)	325,000	344,384
				6,211,872
MONTANA 0.0%
Lewis & Clark County High School District No. 1 Helena
GO Bonds Series 2025	5.00%	07/01/56 (a)(c)	250,000	259,835
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEBRASKA 0.4%
Nebraska Public Power District
Refunding RB Series 2023 A	5.00%	07/01/28 (a)	545,000	571,526
Omaha Public Power District
RB Series 2019 A	5.00%	02/01/31 (a)	200,000	214,834
RB Series 2021 A	5.00%	02/01/46 (a)	80,000	82,474
RB Series 2022 A	5.00%	02/01/47 (a)	100,000	103,519
RB Series 2022 A	5.25%	02/01/52 (a)	150,000	156,753
RB Series 2023 A	5.25%	02/01/53 (a)	4,965,000	5,226,122
RB Series 2024 A	5.50%	02/01/49 (a)	105,000	113,566
RB Series 2024 C	4.00%	02/01/49 (a)	100,000	93,145
RB Series 2025 B	5.00%	02/01/50 (a)	500,000	526,615
Refunding RB Series 2017 A	4.00%	02/01/42 (a)	150,000	150,234
Refunding RB Series 2021 B	4.00%	02/01/46 (a)	560,000	534,046
Refunding RB Series 2024 B	5.00%	02/01/35 (a)	100,000	115,575
Refunding RB Series 2024 B	5.00%	02/01/36 (a)	500,000	573,939
Refunding RB Series 2024 B	5.00%	02/01/37 (a)	70,000	79,183
Refunding RB Series 2024 B	5.00%	02/01/38 (a)	70,000	78,577
Refunding RB Series 2024 D	5.00%	02/01/39 (a)	150,000	168,594
Omaha Public Power District Nebraska City Station Unit 2
Refunding RB Series 2016 A	5.00%	02/01/49 (a)	545,000	545,276
University of Nebraska Facilities Corp.
RB Series 2021 A	4.00%	07/15/59 (a)	110,000	98,833
RB Series 2021 A	4.00%	07/15/62 (a)	200,000	179,188
				9,611,999
NEVADA 0.4%
City of Henderson
GO Bonds Series 2020 A-1	4.00%	06/01/45 (a)	100,000	97,326
Clark County School District
Refunding GO Bonds Series 2017 A	5.00%	06/15/26	50,000	50,542
Refunding GO Bonds Series 2025 B	5.00%	06/15/28	295,000	312,237
Refunding GO Bonds Series 2025 B	5.00%	06/15/42 (a)	1,000,000	1,093,688
Clark County Water Reclamation District
GO Bonds Series 2023	5.00%	07/01/53 (a)	250,000	259,463
County of Clark
GO Bonds Series 2018	4.00%	07/01/45 (a)	285,000	274,524
GO Bonds Series 2018 A	5.00%	06/01/43 (a)	165,000	168,996
GO Bonds Series 2018 A	5.00%	05/01/48 (a)	300,000	305,233
RB Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue Series 2022	5.00%	07/01/36 (a)	20,000	22,335
Refunding GO Bonds Series 2016 B	5.00%	11/01/26	185,000	188,779
County of Clark Department of Aviation
RB Series 2024 B	5.00%	07/01/29	150,000	162,436
Refunding RB Series 2024 A	5.00%	07/01/29	1,000,000	1,082,908
County of Clark Passenger Facility Charge Revenue
Refunding RB Series 2019 E	5.00%	07/01/33 (a)	100,000	107,286
County of Washoe Gas Tax Revenue
Refunding RB Series 2018	5.00%	02/01/42 (a)	2,000,000	2,071,702
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Las Vegas Convention & Visitors Authority
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	5.00%	07/01/43 (a)	1,100,000	1,125,421
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	4.00%	07/01/49 (a)	35,000	31,779
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2023 A	5.00%	07/01/49 (a)	150,000	154,624
Las Vegas Valley Water District
GO Bonds Series 2022 A	4.00%	06/01/51 (a)	750,000	706,543
GO Bonds Series 2025 A	5.00%	06/01/44 (a)	120,000	129,371
Refunding GO Bonds Series 2016 A	5.00%	06/01/41 (a)	75,000	75,365
Refunding GO Bonds Series 2016 A	5.00%	06/01/46 (a)	200,000	200,571
Refunding GO Bonds Series 2024 A	5.00%	06/01/38 (a)	590,000	668,895
State of Nevada Highway Improvement Revenue
RB Series 2017	5.00%	12/01/30 (a)	225,000	232,376
RB Series 2017	5.00%	12/01/31 (a)	100,000	103,208
RB Series 2017	4.00%	12/01/33 (a)	1,310,000	1,326,319
Washoe County School District
GO Bonds Series 2020 A	4.00%	10/01/45 (a)	300,000	289,962
				11,241,889
NEW HAMPSHIRE 0.0%
New Hampshire Business Finance Authority
RB Novant Health Obligated Group Series 2025A	5.00%	06/01/55 (a)	300,000	297,205
New Hampshire Health & Education Facilities Authority Act
RB Trustees of Dartmouth College Series 2025 A	5.00%	06/01/35	275,000	326,296
				623,501
NEW JERSEY 4.4%
Gloucester County Improvement Authority
RB Rowan University Series 2024	5.00%	07/01/49 (a)(c)	100,000	103,555
Hudson County Improvement Authority
RB Series 2016	5.25%	05/01/51 (a)	50,000	50,135
RB Series 2020	4.00%	10/01/51 (a)	50,000	47,054
Middlesex County Improvement Authority
RB Rutgers The State University of New Jersey Series 2023 A	5.00%	08/15/53 (a)	500,000	520,106
New Jersey Economic Development Authority
RB Series 2015 WW	5.25%	06/15/28 (a)	100,000	100,132
RB Series 2016 AAA	5.00%	06/15/41 (a)(b)	440,000	450,579
RB Series 2016 BBB	5.50%	06/15/29 (a)(b)	125,000	128,590
RB Series 2016 BBB	4.75%	06/15/31 (a)(b)	1,175,000	1,200,502
RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	77,154
RB Series 2017 B	4.13%	06/15/39 (a)(c)	30,000	30,340
RB Series 2017 DDD	5.00%	06/15/42 (a)(b)	425,000	440,634
RB Series 2018 A	5.00%	06/15/42 (a)	1,250,000	1,273,048
RB Series 2018 A	5.00%	06/15/47 (a)	250,000	252,158
RB Series 2020 A	4.00%	11/01/38 (a)	500,000	502,956
RB Series 2020 A	5.00%	11/01/44 (a)	1,000,000	1,028,097
RB Series 2021 QQQ	4.00%	06/15/46 (a)	350,000	326,338
RB Series 2021 QQQ	4.00%	06/15/50 (a)	100,000	89,848
RB Series 2022 A	5.00%	11/01/52 (a)	295,000	301,313
Refunding RB Series 2005 N1	5.50%	09/01/26 (c)	1,140,000	1,161,754
Refunding RB Series 2023 RRR	5.00%	03/01/26	1,000,000	1,003,807
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 RRR	5.00%	03/01/28	1,250,000	1,313,775
Refunding RB Series 2024 SSS	5.00%	06/15/26	500,000	505,353
Refunding RB Series 2024 SSS	5.25%	06/15/36 (a)	25,000	29,029
Refunding RB Motor Vehicle Surcharge Revenue Series 2017 A	3.13%	07/01/31 (a)(c)	75,000	73,776
Refunding RB New Jersey Transit Corp. Series 2017 B	5.00%	11/01/26	500,000	509,880
New Jersey Educational Facilities Authority
RB Series 2016 B	5.00%	09/01/36 (a)	160,000	161,773
RB Trustees of Princeton University Series 2015 D	4.00%	07/01/45 (a)	100,000	98,009
RB Trustees of Princeton University Series 2022 A	5.00%	03/01/27	1,375,000	1,415,419
RB Trustees of Princeton University Series 2024 A1	5.00%	03/01/33	300,000	349,105
RB Trustees of Princeton University Series 2024 A1	5.00%	03/01/37 (a)	775,000	893,933
RB Trustees of Princeton University Series 2024 A-2	5.00%	03/01/43 (a)	1,780,000	1,942,595
RB Trustees of Princeton University Series 2024 B	4.00%	03/01/53 (a)	200,000	191,462
RB Trustees of Princeton University Series 2024 B	5.25%	03/01/54 (a)	200,000	215,544
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/28 (a)	90,000	93,392
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/29 (a)	100,000	103,795
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/27	30,000	30,882
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/29	230,000	248,441
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/44 (a)	250,000	270,802
New Jersey Transportation Trust Fund Authority
RB Series 2006 C	2.91%	12/15/26 (c)(d)	45,000	43,791
RB Series 2006 C	3.44%	12/15/28 (c)(d)	60,000	55,033
RB Series 2006 C	3.15%	12/15/29 (c)(d)	210,000	187,692
RB Series 2006 C	3.28%	12/15/30 (c)(d)	50,000	43,136
RB Series 2006 C	4.11%	12/15/32 (c)(d)	5,380,000	4,349,008
RB Series 2006 C	4.24%	12/15/33 (c)(d)	4,000,000	3,113,122
RB Series 2006 C	3.64%	12/15/34 (c)(d)	460,000	344,625
RB Series 2006 C	3.39%	12/15/35 (c)(d)	35,000	24,865
RB Series 2008 A	3.57%	12/15/28 (d)	110,000	100,894
RB Series 2008 A	4.07%	12/15/35 (d)	215,000	152,739
RB Series 2008 A	3.63%	12/15/36 (a)(d)	30,000	20,289
RB Series 2008 A	4.29%	12/15/38 (d)	185,000	113,170
RB Series 2009 A	3.48%	12/15/32 (a)(d)	265,000	212,756
RB Series 2009 A	3.77%	12/15/33 (d)	230,000	177,609
RB Series 2009 A	3.84%	12/15/34 (d)	170,000	126,245
RB Series 2009 A	3.99%	12/15/38 (a)(d)	300,000	183,520
RB Series 2009 A	4.02%	12/15/39 (d)	50,000	29,001
RB Series 2010 A	2.69%	12/15/26 (d)	1,650,000	1,605,655
RB Series 2010 A	2.61%	12/15/27 (d)	300,000	283,496
RB Series 2010 A	3.46%	12/15/28 (d)	700,000	642,052
RB Series 2010 A	3.36%	12/15/29 (d)	125,000	111,287
RB Series 2010 A	2.78%	12/15/30 (d)	1,750,000	1,509,756
RB Series 2010 A	3.78%	12/15/31 (a)(d)	210,000	175,083
RB Series 2010 A	3.75%	12/15/33 (d)	100,000	77,221
RB Series 2010 A	3.53%	12/15/34 (d)	85,000	63,122
RB Series 2010 A	4.47%	12/15/40 (d)	280,000	153,351
RB Series 2014 AA	4.25%	06/15/44 (a)	1,000,000	996,716
RB Series 2014 BB1	5.00%	06/15/32 (a)	600,000	637,358
RB Series 2014 BB-1	5.00%	06/15/33 (a)	80,000	84,754
RB Series 2016 A-1	5.00%	06/15/27 (a)	4,100,000	4,141,228
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2016 A-1	5.00%	06/15/28 (a)	500,000	504,711
RB Series 2016 A-1	5.00%	06/15/30 (a)	1,480,000	1,493,577
RB Series 2016 A-1	4.10%	06/15/31 (a)	100,000	100,466
RB Series 2019 AA	4.00%	06/15/36 (a)	1,500,000	1,524,609
RB Series 2019 AA	5.00%	06/15/46 (a)	1,085,000	1,101,635
RB Series 2019 BB	5.00%	06/15/33 (a)	200,000	211,885
RB Series 2019 BB	3.25%	06/15/39 (a)	635,000	591,134
RB Series 2019 BB	4.00%	06/15/44 (a)	1,000,000	961,325
RB Series 2019 BB	3.50%	06/15/46 (a)	300,000	250,944
RB Series 2019 BB	4.00%	06/15/50 (a)	1,160,000	1,043,796
RB Series 2019 BB	5.00%	06/15/50 (a)(b)	195,000	209,605
RB Series 2019BB	5.00%	06/15/44 (a)	350,000	357,539
RB Series 2020 AA	4.00%	06/15/35 (a)	220,000	227,194
RB Series 2020 AA	4.00%	06/15/36 (a)	140,000	143,729
RB Series 2020 AA	5.00%	06/15/36 (a)	100,000	108,561
RB Series 2020 AA	5.00%	06/15/38 (a)	200,000	215,053
RB Series 2020 AA	4.00%	06/15/40 (a)	100,000	99,318
RB Series 2020 AA	4.00%	06/15/45 (a)	780,000	738,129
RB Series 2020 AA	3.00%	06/15/50 (a)	250,000	184,095
RB Series 2020 AA	4.00%	06/15/50 (a)	175,000	157,469
RB Series 2020 AA	5.00%	06/15/50 (a)(b)	45,000	50,537
RB Series 2020 AA	5.00%	06/15/50 (a)	155,000	157,352
RB Series 2022 A	4.00%	06/15/40 (a)	50,000	49,659
RB Series 2022 A	4.00%	06/15/41 (a)	100,000	98,707
RB Series 2022 BB	5.00%	06/15/36 (a)	45,000	49,561
RB Series 2022 BB	4.00%	06/15/39 (a)	500,000	502,484
RB Series 2022 BB	4.00%	06/15/50 (a)	250,000	224,956
RB Series 2022 CC	5.00%	06/15/35 (a)	50,000	56,169
RB Series 2022 CC	5.00%	06/15/40 (a)	180,000	195,229
RB Series 2022 CC	5.25%	06/15/41 (a)	100,000	109,208
RB Series 2022 CC	5.00%	06/15/44 (a)	150,000	157,576
RB Series 2022 CC	5.25%	06/15/46 (a)(b)	105,000	123,540
RB Series 2022 CC	5.25%	06/15/46 (a)	210,000	221,496
RB Series 2022 CC	5.00%	06/15/48 (a)(b)	60,000	69,642
RB Series 2022 CC	5.50%	06/15/50 (a)(b)	1,500,000	1,788,682
RB Series 2023 BB	5.00%	06/15/35 (a)	120,000	136,694
RB Series 2023 BB	5.00%	06/15/43 (a)	1,500,000	1,597,094
RB Series 2023 BB	5.00%	06/15/46 (a)	480,000	500,113
RB Series 2023 BB	5.25%	06/15/50 (a)	1,260,000	1,321,454
RB Series 2024 CC	5.00%	06/15/31	50,000	55,818
RB Series 2024 CC	5.00%	06/15/32	250,000	282,761
RB Series 2024 CC	5.00%	06/15/35 (a)	500,000	577,190
RB Series 2024 CC	5.00%	06/15/36 (a)	2,230,000	2,555,112
RB Series 2024 CC	5.00%	06/15/37 (a)	65,000	73,901
RB Series 2024 CC	5.00%	06/15/45 (a)	250,000	263,572
RB Series 2024 CC	4.13%	06/15/50 (a)	1,130,000	1,049,645
RB Series 2024 CC	4.13%	06/15/55 (a)	100,000	90,814
RB Series 2024 CC	5.25%	06/15/55 (a)	335,000	349,467
RB Series 2025 AA	5.00%	06/15/39 (a)	1,000,000	1,129,529
RB Series 2025 AA	5.00%	06/15/45 (a)	1,500,000	1,588,839
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2025 AA	5.00%	06/15/50 (a)	2,250,000	2,318,397
RB Series 2025 AA	5.00%	06/15/55 (a)	2,000,000	2,052,520
Refunding RB Series 2018 A	5.00%	12/15/27	275,000	287,920
Refunding RB Series 2018 A	5.00%	06/15/30 (a)	75,000	75,688
Refunding RB Series 2018 A	5.00%	12/15/30 (a)	150,000	159,851
Refunding RB Series 2018 A	5.00%	06/15/31 (a)	290,000	292,607
Refunding RB Series 2018 A	5.00%	12/15/33 (a)	1,105,000	1,169,067
Refunding RB Series 2018 A	5.00%	12/15/34 (a)	210,000	221,663
Refunding RB Series 2019 A	4.00%	12/15/39 (a)	65,000	65,033
Refunding RB Series 2021 A	5.00%	06/15/28	250,000	264,256
Refunding RB Series 2021 A	5.00%	06/15/29	10,000	10,784
Refunding RB Series 2021 A	5.00%	06/15/30	135,000	148,240
Refunding RB Series 2021 A	5.00%	06/15/31	100,000	111,582
Refunding RB Series 2021 A	5.00%	06/15/32 (a)	200,000	222,445
Refunding RB Series 2021 A	5.00%	06/15/33 (a)	100,000	110,810
Refunding RB Series 2021 A	4.00%	06/15/34 (a)	30,000	31,211
Refunding RB Series 2021 A	4.00%	06/15/35 (a)	215,000	222,680
Refunding RB Series 2022 AA	5.00%	06/15/27	1,000,000	1,034,784
Refunding RB Series 2022 AA	5.00%	06/15/30	105,000	115,298
Refunding RB Series 2022 AA	5.00%	06/15/37 (a)	200,000	220,510
Refunding RB Series 2023 A	4.25%	06/15/40 (a)	1,150,000	1,171,118
Refunding RB Series 2023 AA	5.00%	06/15/30	30,000	32,942
Refunding RB Series 2023 AA	5.00%	06/15/34 (a)	35,000	39,825
Refunding RB Series 2023 AA	5.00%	06/15/35 (a)	500,000	565,656
Refunding RB Series 2023 AA	5.00%	06/15/37 (a)	25,000	27,916
Refunding RB Series 2023 AA	5.00%	06/15/39 (a)	20,000	22,000
Refunding RB Series 2024 A	5.00%	06/15/32	1,860,000	2,103,743
Refunding RB Series 2024 A	5.00%	06/15/33	515,000	589,034
Refunding RB Series 2024 A	5.00%	06/15/34	3,750,000	4,328,260
Refunding RB Series 2024 A	5.00%	06/15/35 (a)	295,000	340,542
Refunding RB Series 2024 A	5.00%	06/15/36 (a)	855,000	981,810
Refunding RB Series 2024 A	5.00%	06/15/37 (a)	1,000,000	1,136,934
Refunding RB Series 2024 A	5.00%	06/15/38 (a)	500,000	563,835
Refunding RB Series 2024 A	5.25%	06/15/39 (a)	115,000	130,964
Refunding RB Series 2024 AA	5.00%	06/15/39 (a)	1,430,000	1,597,658
Refunding RB Series 2024 AA	4.00%	06/15/40 (a)	250,000	248,294
Refunding RB Series 2024 AA	5.25%	06/15/41 (a)	1,000,000	1,114,470
Refunding RB Series 2024 AA	4.00%	06/15/42 (a)	500,000	487,745
Refunding RB Series 2024 AA	5.00%	06/15/42 (a)	200,000	216,365
New Jersey Turnpike Authority
RB Series 2005 D-3	5.25%	01/01/26 (c)	270,000	270,000
RB Series 2005 D-4	5.25%	01/01/26 (c)	1,330,000	1,330,000
RB Series 2017 A	5.00%	01/01/27	200,000	204,856
RB Series 2019 A	4.00%	01/01/48 (a)	2,155,000	2,045,423
RB Series 2019 A	5.00%	01/01/48 (a)	3,000,000	3,063,381
RB Series 2020 D	5.00%	01/01/28	115,000	117,543
RB Series 2021 A	4.00%	01/01/42 (a)	1,305,000	1,293,976
RB Series 2021 A	4.00%	01/01/51 (a)	100,000	92,758
RB Series 2022 B	5.00%	01/01/46 (a)	120,000	125,965
RB Series 2022 B	4.50%	01/01/48 (a)	5,000,000	5,059,316
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 B	5.25%	01/01/52 (a)	150,000	158,286
RB Series 2024 B	5.25%	01/01/49 (a)	1,125,000	1,199,962
RB Series 2025 A	4.75%	01/01/50 (a)	3,000,000	3,086,587
RB Series 2025 B	5.00%	01/01/26	3,000,000	3,000,000
RB Series 2025 B	5.00%	01/01/33	1,000,000	1,144,616
RB Series 2025 B	5.00%	01/01/34	1,000,000	1,156,614
Refunding RB Series 2005 A	5.25%	01/01/27 (c)	115,000	118,119
Refunding RB Series 2005 A	5.25%	01/01/28 (c)	80,000	84,330
Refunding RB Series 2017 B	5.00%	01/01/28	100,000	104,828
Refunding RB Series 2017 B	4.00%	01/01/37 (a)	95,000	96,114
Refunding RB Series 2017 E	5.00%	01/01/29 (a)	95,000	99,623
Refunding RB Series 2017 G	5.00%	01/01/36 (a)	90,000	93,541
Refunding RB Series 2017 G	3.25%	01/01/38 (a)	200,000	192,628
Refunding RB Series 2017 G	4.00%	01/01/43 (a)	150,000	146,730
Refunding RB Series 2022 C	5.00%	01/01/30	100,000	109,331
Refunding RB Series 2024 C	5.00%	01/01/44 (a)	400,000	426,708
Refunding RB Series 2024 C	5.00%	01/01/45 (a)	150,000	159,059
South Jersey Transportation Authority
RB Series 2022 A	4.63%	11/01/47 (a)	85,000	84,650
RB Series 2022 A	5.25%	11/01/52 (a)	200,000	205,411
RB Series 2022 A	5.25%	11/01/52 (a)(c)	500,000	519,431
State of New Jersey
GO Bonds Series 2020 A	5.00%	06/01/26	325,000	328,281
GO Bonds Series 2020 A	5.00%	06/01/27	525,000	543,354
GO Bonds Series 2020 A	5.00%	06/01/28	1,500,000	1,588,064
GO Bonds Series 2020 A	5.00%	06/01/29	1,805,000	1,954,188
GO Bonds Series 2020 A	4.00%	06/01/30	1,785,000	1,896,478
GO Bonds Series 2020 A	4.00%	06/01/31	755,000	811,066
GO Bonds Series 2020 A	4.00%	06/01/32	1,225,000	1,325,536
				122,016,424
NEW MEXICO 0.2%
New Mexico Finance Authority
RB Department of Transportation Series 2021 A	5.00%	06/15/28	405,000	429,757
RB Department of Transportation Series 2021 A	5.00%	06/15/29	265,000	287,700
RB Department of Transportation Series 2021 A	5.00%	06/15/30	205,000	227,407
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/27	100,000	103,667
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/28	25,000	26,528
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/29 (a)	165,000	175,184
State of New Mexico
GO Bonds Series 2023	5.00%	03/01/32	30,000	34,216
GO Bonds Series 2025	5.00%	03/01/27	295,000	303,500
State of New Mexico Severance Tax Permanent Fund
RB Series 2021 A	5.00%	07/01/26	135,000	136,652
RB Series 2021 A	5.00%	07/01/28	130,000	137,799
RB Series 2021 A	5.00%	07/01/29	470,000	509,295
RB Series 2021 A	5.00%	07/01/30	100,000	110,627
RB Series 2021 A	5.00%	07/01/31	120,000	135,206
RB Series 2022 A	5.00%	07/01/30	650,000	719,077
RB Series 2022 A	5.00%	07/01/32	35,000	39,995
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 B	5.00%	07/01/26	200,000	202,447
RB Series 2022 B	5.00%	07/01/27	275,000	285,236
RB Series 2022 B	5.00%	07/01/28	35,000	37,100
				3,901,393
NEW YORK 25.1%
Battery Park City Authority
RB Series 2019 A	4.00%	11/01/44 (a)	100,000	99,478
RB Series 2019 A	5.00%	11/01/49 (a)	15,000	15,375
RB Series 2023 A	5.00%	11/01/48 (a)	325,000	340,549
RB Series 2023 A	5.00%	11/01/53 (a)	2,055,000	2,140,629
Refunding RB Series 2019 D-2	2.45%	11/01/38 (a)(c)(e)	980,000	980,000
Refunding RB Series 2023 B	5.00%	11/01/27	280,000	293,853
Refunding RB Series 2023 B	5.00%	11/01/29	230,000	253,585
City of New York
GO Bonds Series 2008 J-10	5.00%	08/01/26	580,000	588,421
GO Bonds Series 2008 L-5	5.00%	04/01/33 (a)	140,000	155,017
GO Bonds Series 2008 L-5	5.00%	04/01/34 (a)	30,000	33,062
GO Bonds Series 2012 1	5.00%	04/01/30	140,000	153,575
GO Bonds Series 2012 1	5.00%	04/01/31	75,000	83,555
GO Bonds Series 2012 1	5.00%	04/01/35 (a)	15,000	16,460
GO Bonds Series 2015 F-1	3.50%	06/01/33 (a)	20,000	20,002
GO Bonds Series 2016 A-1	5.00%	08/01/33 (a)	150,000	151,919
GO Bonds Series 2016 A-1	4.00%	08/01/34 (a)	105,000	105,288
GO Bonds Series 2016 A-1	4.00%	08/01/35 (a)	175,000	175,329
GO Bonds Series 2016 A-1	5.00%	08/01/38 (a)	25,000	25,237
GO Bonds Series 2016 B-1	5.00%	12/01/29 (a)	40,000	40,868
GO Bonds Series 2016 B-1	5.00%	12/01/38 (a)	25,000	25,365
GO Bonds Series 2016 B-1	5.00%	12/01/41 (a)	150,000	151,678
GO Bonds Series 2016 B-1	4.00%	12/01/43 (a)	100,000	95,132
GO Bonds Series 2017 1	5.00%	08/01/28 (a)	105,000	108,933
GO Bonds Series 2017 B1	5.25%	10/01/31 (a)	250,000	261,065
GO Bonds Series 2017 B-1	5.25%	10/01/33 (a)	150,000	156,218
GO Bonds Series 2017 B-1	3.00%	10/01/34 (a)	100,000	98,510
GO Bonds Series 2017 B-1	5.00%	10/01/37 (a)	220,000	226,238
GO Bonds Series 2017 B-1	5.00%	10/01/38 (a)	75,000	76,946
GO Bonds Series 2018 D1	5.00%	12/01/37 (a)	10,000	10,468
GO Bonds Series 2018 D-1	5.00%	12/01/33 (a)	100,000	105,843
GO Bonds Series 2018 D-1	5.00%	12/01/39 (a)	150,000	156,144
GO Bonds Series 2018 E-1	5.25%	03/01/35 (a)	500,000	523,569
GO Bonds Series 2018 E-1	5.00%	03/01/40 (a)	50,000	51,382
GO Bonds Series 2018 E-1	3.63%	03/01/45 (a)	70,000	62,159
GO Bonds Series 2018 F-1	5.00%	04/01/34 (a)	25,000	26,122
GO Bonds Series 2018 F-1	5.00%	04/01/35 (a)	200,000	208,616
GO Bonds Series 2018 F-1	5.00%	04/01/36 (a)	25,000	26,017
GO Bonds Series 2018 F-1	5.00%	04/01/37 (a)	175,000	181,668
GO Bonds Series 2018 F-1	5.00%	04/01/39 (a)	25,000	25,835
GO Bonds Series 2018 F-1	5.00%	04/01/40 (a)	165,000	169,729
GO Bonds Series 2018 F-1	5.00%	04/01/43 (a)	125,000	127,424
GO Bonds Series 2018 F-1	3.50%	04/01/46 (a)	55,000	47,107
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A-1	5.00%	08/01/35 (a)	100,000	106,439
GO Bonds Series 2019 A-1	4.00%	08/01/37 (a)	1,150,000	1,158,585
GO Bonds Series 2019 A-1	4.00%	08/01/38 (a)	75,000	75,372
GO Bonds Series 2019 A-1	4.00%	08/01/40 (a)	500,000	498,498
GO Bonds Series 2019 A-1	4.00%	08/01/44 (a)	300,000	281,810
GO Bonds Series 2019 A-1	3.00%	08/01/45 (a)	50,000	38,935
GO Bonds Series 2019 B-1	5.00%	10/01/33 (a)	55,000	59,011
GO Bonds Series 2019 B-1	5.00%	10/01/34 (a)	225,000	240,776
GO Bonds Series 2019 B-1	4.00%	10/01/37 (a)	50,000	50,355
GO Bonds Series 2019 B-1	5.00%	10/01/43 (a)	105,000	108,263
GO Bonds Series 2019 B-1	3.00%	10/01/44 (a)	80,000	63,642
GO Bonds Series 2020 C	5.00%	08/01/27	190,000	197,588
GO Bonds Series 2020 C	5.00%	08/01/31 (a)	165,000	181,535
GO Bonds Series 2020 C	5.00%	08/01/33 (a)	275,000	300,640
GO Bonds Series 2020 C	5.00%	08/01/34 (a)	105,000	114,327
GO Bonds Series 2020 C	4.00%	08/01/37 (a)	300,000	303,950
GO Bonds Series 2020 C	4.00%	08/01/40 (a)	175,000	175,234
GO Bonds Series 2020 C	4.00%	08/01/41 (a)	10,000	9,986
GO Bonds Series 2020 C	5.00%	08/01/42 (a)	75,000	78,235
GO Bonds Series 2020 D-1	4.00%	03/01/36 (a)	30,000	30,588
GO Bonds Series 2020 D-1	5.00%	03/01/37 (a)	50,000	53,406
GO Bonds Series 2020 D-1	5.00%	03/01/40 (a)	30,000	31,553
GO Bonds Series 2020 D-1	3.00%	03/01/45 (a)	75,000	58,762
GO Bonds Series 2020 D-1	4.00%	03/01/50 (a)	515,000	465,414
GO Bonds Series 2021 1	5.00%	08/01/28	100,000	106,272
GO Bonds Series 2021 1	5.00%	08/01/31	60,000	67,199
GO Bonds Series 2021 A-1	4.00%	08/01/34 (a)	30,000	31,180
GO Bonds Series 2021 A-1	4.00%	08/01/39 (a)	500,000	504,127
GO Bonds Series 2021 A-1	4.00%	08/01/41 (a)	50,000	49,930
GO Bonds Series 2021 A-1	5.00%	08/01/47 (a)	1,050,000	1,075,003
GO Bonds Series 2021 A-1	3.00%	08/01/50 (a)	500,000	372,067
GO Bonds Series 2021 A-1	4.00%	08/01/50 (a)	200,000	180,005
GO Bonds Series 2021 F1	4.00%	03/01/38 (a)	685,000	693,732
GO Bonds Series 2021 F1	4.00%	03/01/40 (a)	2,520,000	2,523,716
GO Bonds Series 2021 F-1	5.00%	03/01/27	15,000	15,439
GO Bonds Series 2021 F-1	3.00%	03/01/35 (a)	100,000	98,480
GO Bonds Series 2021 F-1	5.00%	03/01/36 (a)	135,000	147,220
GO Bonds Series 2021 F-1	3.00%	03/01/41 (a)	150,000	128,442
GO Bonds Series 2021 F-1	5.00%	03/01/42 (a)	35,000	36,683
GO Bonds Series 2021 F-1	4.00%	03/01/47 (a)	175,000	160,436
GO Bonds Series 2021 F-1	3.00%	03/01/51 (a)	200,000	148,044
GO Bonds Series 2021-1	4.00%	08/01/38 (a)	15,000	15,180
GO Bonds Series 2022 A-1	5.00%	09/01/27	2,000,000	2,084,123
GO Bonds Series 2022 A-1	5.00%	09/01/28	20,000	21,294
GO Bonds Series 2022 A-1	5.00%	09/01/38 (a)	125,000	136,546
GO Bonds Series 2022 A-1	5.00%	09/01/39 (a)	20,000	21,728
GO Bonds Series 2022 A-1	5.25%	09/01/40 (a)	1,000,000	1,094,631
GO Bonds Series 2022 A-1	5.00%	09/01/41 (a)	450,000	478,725
GO Bonds Series 2022 A-1	5.00%	09/01/42 (a)	150,000	158,330
GO Bonds Series 2022 A-1	4.00%	09/01/46 (a)	35,000	32,614
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022 B-1	5.00%	10/01/28	20,000	21,334
GO Bonds Series 2022 B-1	5.00%	10/01/30	75,000	83,054
GO Bonds Series 2022 B-1	5.00%	10/01/32	50,000	56,858
GO Bonds Series 2022 B-1	5.00%	10/01/36 (a)	100,000	110,916
GO Bonds Series 2022 B-1	5.25%	10/01/40 (a)	45,000	49,193
GO Bonds Series 2022 B-1	5.25%	10/01/42 (a)	50,000	53,691
GO Bonds Series 2022 B-1	5.25%	10/01/43 (a)	170,000	181,564
GO Bonds Series 2022 B-1	5.25%	10/01/47 (a)	10,000	10,442
GO Bonds Series 2022 D-1	5.00%	05/01/32	135,000	152,736
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	125,000	140,676
GO Bonds Series 2023 A	5.00%	08/01/37 (a)	775,000	859,722
GO Bonds Series 2023 A	5.00%	08/01/41 (a)	130,000	139,903
GO Bonds Series 2023 A	5.00%	08/01/42 (a)	40,000	42,754
GO Bonds Series 2023 A	5.00%	08/01/48 (a)	250,000	257,167
GO Bonds Series 2023 A	5.00%	08/01/51 (a)	100,000	102,490
GO Bonds Series 2023 A	4.13%	08/01/53 (a)	250,000	230,193
GO Bonds Series 2023 E1	5.00%	04/01/38 (a)	1,000,000	1,101,801
GO Bonds Series 2023 E1	5.00%	04/01/41 (a)	55,000	59,028
GO Bonds Series 2023 E-1	5.00%	04/01/35 (a)	120,000	135,765
GO Bonds Series 2023 E-1	5.25%	04/01/44 (a)	200,000	213,042
GO Bonds Series 2023 E-1	5.25%	04/01/47 (a)	175,000	183,339
GO Bonds Series 2024 C	5.00%	03/01/32	115,000	129,832
GO Bonds Series 2024 C	5.00%	03/01/37 (a)	10,000	11,202
GO Bonds Series 2024 C	5.00%	03/01/39 (a)	1,670,000	1,848,834
GO Bonds Series 2024 C	4.00%	03/01/41 (a)	25,000	24,965
GO Bonds Series 2024 C	5.00%	03/01/42 (a)	35,000	37,566
GO Bonds Series 2024 C	5.25%	03/01/49 (a)	200,000	209,817
GO Bonds Series 2024 C-1	5.00%	09/01/27	1,750,000	1,823,608
GO Bonds Series 2024 C-1	5.00%	09/01/31	2,000,000	2,242,819
GO Bonds Series 2024 C-1	5.00%	09/01/40 (a)	200,000	219,311
GO Bonds Series 2024 C-1	5.00%	09/01/41 (a)	250,000	271,342
GO Bonds Series 2024 C-1	5.00%	09/01/42 (a)	665,000	716,274
GO Bonds Series 2024 C-1	5.00%	09/01/44 (a)	35,000	36,946
GO Bonds Series 2024 C-1	5.25%	09/01/46 (a)	250,000	264,967
GO Bonds Series 2024 C-1	5.00%	09/01/47 (a)	395,000	408,393
GO Bonds Series 2024 C-1	5.00%	09/01/48 (a)	250,000	258,001
GO Bonds Series 2024 C-1	5.25%	09/01/50 (a)	425,000	445,914
GO Bonds Series 2024 C-1	4.00%	09/01/52 (a)	325,000	291,526
GO Bonds Series 2024 D	5.00%	04/01/33 (a)	275,000	314,470
GO Bonds Series 2024 D	5.00%	04/01/37 (a)	580,000	649,927
GO Bonds Series 2024 D	5.00%	04/01/38 (a)	1,425,000	1,587,450
GO Bonds Series 2024 D	5.00%	04/01/39 (a)	500,000	553,690
GO Bonds Series 2024 D	5.00%	04/01/40 (a)	35,000	38,240
GO Bonds Series 2024 D	4.00%	04/01/41 (a)	320,000	319,549
GO Bonds Series 2024 D	5.00%	04/01/43 (a)	125,000	132,840
GO Bonds Series 2024 D	5.25%	04/01/47 (a)	315,000	331,953
GO Bonds Series 2024 D	5.50%	04/01/49 (a)	2,500,000	2,673,445
GO Bonds Series 2024 D	5.25%	04/01/54 (a)	230,000	240,201
GO Bonds Series 2025 D	5.00%	10/01/45 (a)	1,000,000	1,050,860
GO Bonds Series 2025 D	5.25%	10/01/51 (a)	1,000,000	1,053,216
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025 D	5.25%	10/01/55 (a)	1,000,000	1,049,976
GO Bonds Series 2025 G-1	5.00%	02/01/34 (a)	10,000,000	11,520,978
GO Bonds Series 2025 G-1	5.00%	02/01/35	1,000,000	1,161,928
GO Bonds Series 2025 G-1	5.00%	02/01/39 (a)	500,000	561,776
GO Bonds Series 2025 G-1	5.00%	02/01/42 (a)	2,000,000	2,167,729
GO Bonds Series 2025 G-1	5.25%	02/01/53 (a)	500,000	525,457
Refunding GO Bonds Series 2016 C	5.00%	08/01/31 (a)	150,000	150,284
Refunding GO Bonds Series 2016 C	3.00%	08/01/34 (a)	210,000	208,522
Refunding GO Bonds Series 2016 E	5.00%	08/01/28 (a)	150,000	152,041
Refunding GO Bonds Series 2017 A	5.00%	08/01/26	250,000	253,630
Refunding GO Bonds Series 2017 A	5.00%	08/01/27	95,000	98,794
Refunding GO Bonds Series 2017 C	5.00%	08/01/27 (a)	20,000	20,515
Refunding GO Bonds Series 2017 C	5.00%	08/01/27	115,000	119,593
Refunding GO Bonds Series 2017 C	5.00%	08/01/28 (a)	75,000	76,932
Refunding GO Bonds Series 2017 C	5.00%	08/01/29 (a)	170,000	177,899
Refunding GO Bonds Series 2018 A	5.00%	08/01/26	355,000	360,154
Refunding GO Bonds Series 2019 E	5.00%	08/01/27	485,000	504,369
Refunding GO Bonds Series 2019 E	5.00%	08/01/29 (a)	70,000	74,647
Refunding GO Bonds Series 2019 E	5.00%	08/01/31 (a)	75,000	79,902
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/28	160,000	170,035
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/29	465,000	505,109
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/30	165,000	182,153
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/31 (a)	100,000	110,021
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/28	130,000	138,154
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/30	265,000	292,548
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/32 (a)	150,000	164,667
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/33 (a)	185,000	202,249
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/34 (a)	75,000	81,662
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/29	7,360,000	7,994,844
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/30	1,000,000	1,103,956
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/31	200,000	223,995
Refunding GO Bonds Series 2023 C	5.00%	08/01/26	35,000	35,508
Refunding GO Bonds Series 2023 C	5.00%	08/01/27	1,510,000	1,570,303
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/27	110,000	114,393
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/28	75,000	79,704
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/30	100,000	110,396
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/36 (a)	50,000	56,270
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/37 (a)	785,000	870,815
Refunding GO Bonds Series 2024 A	5.00%	08/01/27	710,000	738,354
Refunding GO Bonds Series 2024 A	5.00%	08/01/32	365,000	414,241
Refunding GO Bonds Series 2024 A	5.00%	08/01/33	115,000	131,953
Refunding GO Bonds Series 2024 A	5.00%	08/01/34	5,275,000	6,105,017
Refunding GO Bonds Series 2024 A	5.00%	08/01/35 (a)	150,000	172,472
Refunding GO Bonds Series 2024 A	5.00%	08/01/36 (a)	530,000	604,123
Refunding GO Bonds Series 2025 F	5.00%	08/01/33	1,000,000	1,147,420
County of Nassau
GO Bonds Series 2019 B	5.00%	04/01/49 (a)(c)	455,000	470,706
GO Bonds Series 2023 A	4.00%	04/01/53 (a)	100,000	92,534
GO Bonds Series 2024 A	4.00%	04/01/54 (a)	500,000	461,972
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	95,000	96,843
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	50,000	52,289
Dutchess County Local Development Corp.
Refunding RB Vassar College Series 2017	4.00%	07/01/46 (a)	120,000	114,155
Empire State Development Corp.
RB State of New York Personal Income Tax Revenue Series 2016 A	5.00%	03/15/27 (a)(b)	55,000	55,287
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	125,000	131,818
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	25,000	26,199
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/40 (a)	60,000	62,410
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	50,000	51,624
RB State of New York Personal Income Tax Revenue Series 2019 A	4.00%	03/15/46 (a)	250,000	231,024
RB State of New York Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	25,000	27,611
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/39 (a)	245,000	247,131
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/45 (a)	350,000	326,999
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/49 (a)	1,075,000	978,364
RB State of New York Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	105,000	78,264
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/37 (a)	200,000	226,678
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/41 (a)	110,000	120,121
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/42 (a)	75,000	80,837
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/50 (a)	2,540,000	2,613,400
Refunding RB Series 2016 A	5.00%	03/15/26 (b)	120,000	120,625
Refunding RB Series 2022 A	5.00%	09/15/27 (b)	90,000	94,041
Refunding RB Personal Income Tax Revenue Series 2020 E	4.00%	03/15/44 (a)	1,500,000	1,433,596
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/26 (b)(c)	110,000	110,573
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	155,000	159,893
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/34 (a)	200,000	205,165
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-1	5.00%	03/15/26	200,000	201,014
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/31 (a)	55,000	57,147
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/32 (a)	350,000	363,472
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-3	5.00%	03/15/39 (a)	200,000	205,390
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/26	110,000	110,558
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/29 (b)	1,035,000	1,122,296
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/32 (a)	520,000	575,854
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/36 (a)	6,000,000	6,535,070
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/39 (a)	250,000	252,175
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/41 (a)	30,000	29,852
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/42 (a)	335,000	329,530
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/43 (a)	215,000	225,168
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/44 (a)	810,000	842,582
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/45 (a)	150,000	139,927
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/47 (a)	5,000,000	5,145,356
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	3.00%	03/15/48 (a)	1,050,000	799,366
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/49 (a)	150,000	136,516
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	5.00%	03/15/30	230,000	254,019
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/35 (a)	245,000	250,076
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/36 (a)	400,000	406,982
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/41 (a)	2,840,000	2,825,972
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/43 (a)	80,000	77,722
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/45 (a)	845,000	788,257
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/46 (a)	250,000	231,310
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.00%	09/15/28 (b)	4,000,000	4,285,272
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.25%	03/15/37 (a)	90,000	101,896
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.25%	03/15/39 (a)	55,000	61,444
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	250,000	259,237
Refunding RB State of New York Personal Income Tax Revenue Series 2023 A	4.00%	03/15/50 (a)	3,000,000	2,719,791
Refunding RB State of New York Personal Income Tax Revenue Series 2023 A	5.00%	03/15/63 (a)	100,000	102,258
Refunding RB State of New York Personal Income Tax Revenue Series 2023 B	5.00%	03/15/32	200,000	228,728
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	100,000	107,258
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	190,000	203,188
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	40,000	41,955
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/42 (a)	200,000	197,432
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/43 (a)	300,000	291,102
Refunding RB State of New York Sales Tax Revenue Series 2019 A	3.00%	03/15/49 (a)	1,725,000	1,283,682
Refunding RB State of New York Sales Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	365,000	403,713
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	250,000	255,159
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/39 (a)	570,000	577,369
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/40 (a)	610,000	545,430
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/41 (a)	80,000	69,761
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/43 (a)	375,000	364,324
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/44 (a)	60,000	57,563
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/46 (a)	150,000	141,532
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	270,000	252,475
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/50 (a)	1,620,000	1,196,878
Refunding RB State of New York Sales Tax Revenue Series 2021 A	2.63%	03/15/51 (a)	1,210,000	824,261
Hudson Yards Infrastructure Corp.
Refunding RB Series 2017 A	5.00%	02/15/26	35,000	35,114
Refunding RB Series 2017 A	5.00%	02/15/27	155,000	159,852
Refunding RB Series 2017 A	5.00%	02/15/29 (a)	55,000	56,479
Refunding RB Series 2017 A	5.00%	02/15/30 (a)	335,000	344,057
Refunding RB Series 2017 A	5.00%	02/15/31 (a)	115,000	118,086
Refunding RB Series 2017 A	5.00%	02/15/32 (a)	220,000	225,782
Refunding RB Series 2017 A	5.00%	02/15/34 (a)	60,000	61,470
Refunding RB Series 2017 A	5.00%	02/15/35 (a)	50,000	51,187
Refunding RB Series 2017 A	4.00%	02/15/36 (a)	290,000	292,051
Refunding RB Series 2017 A	5.00%	02/15/37 (a)	555,000	566,850
Refunding RB Series 2017 A	5.00%	02/15/39 (a)	500,000	509,485
Refunding RB Series 2017 A	5.00%	02/15/42 (a)	1,080,000	1,095,093
Refunding RB Series 2017 A	4.00%	02/15/44 (a)	1,350,000	1,283,076
Refunding RB Series 2017 A	4.00%	02/15/47 (a)(c)	800,000	749,643
Refunding RB Series 2021 A	4.00%	02/15/44 (a)	310,000	306,511
Long Island Power Authority
RB Series 2000	3.23%	06/01/28 (c)(d)	70,000	64,869
RB Series 2017	5.00%	09/01/42 (a)	25,000	25,580
RB Series 2018	5.00%	09/01/33 (a)	230,000	243,749
RB Series 2018	5.00%	09/01/35 (a)	385,000	406,401
RB Series 2018	5.00%	09/01/38 (a)	120,000	125,667
RB Series 2018	5.00%	09/01/39 (a)	2,145,000	2,240,943
RB Series 2023 E	5.00%	09/01/48 (a)	500,000	520,319
RB Series 2023 E	5.00%	09/01/53 (a)	100,000	103,773
Refunding RB Series 2016 B	5.00%	09/01/30 (a)	40,000	40,597
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 B	5.00%	09/01/36 (a)	180,000	182,164
Refunding RB Series 2016 B	5.00%	09/01/41 (a)	1,150,000	1,160,039
Refunding RB Series 2021 A	4.00%	09/01/33 (a)	75,000	79,873
Refunding RB Series 2023 F	5.00%	09/01/33	500,000	585,814
Refunding RB Series 2024 A	5.00%	09/01/36 (a)	30,000	34,774
Refunding RB Series 2024 A	5.00%	09/01/41 (a)	750,000	827,472
Refunding RB Series 2024 A	5.00%	09/01/44 (a)	25,000	26,558
Refunding RB Series 2024 A	5.00%	09/01/49 (a)	250,000	260,056
Refunding RB Series 2024 A	5.00%	09/01/54 (a)	100,000	103,524
Refunding RB Series 2024 A	5.25%	09/01/54 (a)	500,000	527,605
Refunding RB Series 2025 A	5.25%	09/01/50 (a)	500,000	531,052
Metropolitan Transportation Authority
RB Series 2006 B	5.25%	11/15/26 (c)	1,750,000	1,787,988
RB Series 2012 H	3.63%	11/15/37 (a)	75,000	67,555
RB Series 2013 B	4.00%	11/15/43 (a)	210,000	192,852
RB Series 2013 C	4.00%	11/15/43 (a)	35,000	32,198
RB Series 2015 B	4.00%	11/15/45 (a)	120,000	107,758
RB Series 2015 E3	2.50%	11/15/50 (a)(c)(e)	4,800,000	4,800,000
RB Series 2016 A-1	5.25%	11/15/56 (a)	515,000	515,616
RB Series 2017 A1	5.25%	11/15/57 (a)	250,000	251,404
RB Series 2019 A-2	5.00%	11/15/44 (a)(c)	470,000	479,073
RB Series 2019 B	4.00%	11/15/50 (a)	250,000	219,645
RB Series 2019 C	5.00%	11/15/38 (a)	55,000	57,364
RB Series 2019 C	5.00%	11/15/40 (a)	175,000	181,035
RB Series 2019 C	4.00%	11/15/45 (a)(c)	250,000	229,029
RB Series 2019 C	4.00%	11/15/49 (a)(c)	265,000	237,309
RB Series 2020 A-1	5.00%	11/15/47 (a)	2,630,000	2,670,885
RB Series 2020 A-1	4.00%	11/15/52 (a)	100,000	87,483
RB Series 2020 A-1	4.00%	11/15/54 (a)(c)	25,000	22,063
RB Series 2020 B	2.50%	11/15/46 (a)(c)(e)	2,150,000	2,150,000
RB Series 2020 C-1	5.00%	11/15/50 (a)	600,000	607,349
RB Series 2020 C-1	5.25%	11/15/55 (a)	1,400,000	1,429,083
RB Series 2020 D-1	5.00%	11/15/44 (a)	100,000	102,749
RB Series 2020 D3	4.00%	11/15/50 (a)	1,750,000	1,565,387
RB Series 2020 D-3	4.00%	11/15/49 (a)	880,000	790,588
RB Series 2020C-1	4.75%	11/15/45 (a)	925,000	926,278
RB Series 2021 A1	4.00%	11/15/46 (a)	270,000	243,091
Refunding RB Series 2002 D-2B	2.50%	11/01/32 (a)(c)(e)	485,000	485,000
Refunding RB Series 2016 B	4.00%	11/15/36 (a)	1,510,000	1,509,533
Refunding RB Series 2016 B	5.00%	11/15/37 (a)	100,000	101,220
Refunding RB Series 2016 C2A	4.00%	11/15/38 (a)	100,000	99,959
Refunding RB Series 2016 D	5.00%	11/15/29 (a)	55,000	55,981
Refunding RB Series 2016 D	5.00%	11/15/31 (a)	205,000	208,513
Refunding RB Series 2017 A2	5.00%	11/15/27 (a)	50,000	51,594
Refunding RB Series 2017 B	5.00%	11/15/27	205,000	214,018
Refunding RB Series 2017 C1	5.00%	11/15/27	1,225,000	1,278,889
Refunding RB Series 2017 C1	5.00%	11/15/31 (a)	70,000	73,497
Refunding RB Series 2017 C-1	5.00%	11/15/26	135,000	137,819
Refunding RB Series 2017 C-1	5.00%	11/15/28 (a)	145,000	152,363
Refunding RB Series 2017 C-1	5.00%	11/15/29 (a)	1,015,000	1,066,942
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 C-1	5.00%	11/15/30 (a)	420,000	441,395
Refunding RB Series 2017 C-1	5.00%	11/15/34 (a)	200,000	208,910
Refunding RB Series 2017 C-1	3.25%	11/15/36 (a)	65,000	59,079
Refunding RB Series 2017 C-1	4.00%	11/15/37 (a)	495,000	495,562
Refunding RB Series 2017 C-1	4.00%	11/15/38 (a)	250,000	249,649
Refunding RB Series 2017 C-2	2.89%	11/15/27 (d)	400,000	378,391
Refunding RB Series 2017 C-2	3.92%	11/15/29 (d)	155,000	137,854
Refunding RB Series 2017 C-2	3.29%	11/15/33 (d)	300,000	230,089
Refunding RB Series 2017 C-2	3.98%	11/15/39 (d)	45,000	25,375
Refunding RB Series 2017 C-2	4.70%	11/15/40 (d)	405,000	213,976
Refunding RB Series 2017 D	5.00%	11/15/30 (a)	60,000	63,056
Refunding RB Series 2017 D	5.00%	11/15/32 (a)	250,000	262,064
Refunding RB Series 2017 D	5.00%	11/15/35 (a)	45,000	46,889
Refunding RB Series 2017 D	4.00%	11/15/42 (a)	1,515,000	1,430,853
Refunding RB Series 2017 D	4.00%	11/15/46 (a)	135,000	120,976
Refunding RB Series 2018 B	5.00%	11/15/27	20,000	20,880
Refunding RB Series 2020 E	4.00%	11/15/45 (a)	70,000	63,667
Refunding RB Series 2024 A	5.00%	11/15/33	90,000	102,869
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	70,000	79,761
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	100,000	112,161
Refunding RB Series 2024 A	5.00%	11/15/37 (a)	240,000	267,062
Refunding RB Series 2024 A	5.00%	11/15/44 (a)	350,000	367,904
Refunding RB Series 2024 A	5.50%	11/15/47 (a)	250,000	268,672
Refunding RB Series 2024 A	4.00%	11/15/48 (a)(c)	500,000	453,985
Refunding RB Series 2024 B	5.00%	11/15/30	400,000	441,459
Refunding RB Series 2024 B	5.00%	11/15/36 (a)	4,380,000	4,940,052
Refunding RB Series 2024 B	5.00%	11/15/39 (a)	100,000	110,356
Refunding RB Series 2025 A	5.00%	11/15/32	300,000	339,832
Refunding RB Series 2025 A	4.63%	11/15/50 (a)	1,250,000	1,226,325
Refunding RB Series 2025 A	5.25%	11/15/55 (a)	600,000	627,669
Refunding RB Series 2025 B	5.00%	11/15/26	1,000,000	1,020,878
Refunding RB Series 2025 B	5.00%	11/15/29	1,000,000	1,085,747
Metropolitan Transportation Authority Dedicated Tax Fund
RB Series 2016 B-1	5.00%	11/15/36 (a)	200,000	202,998
RB Series 2016 B-1	5.00%	11/15/51 (a)	2,100,000	2,103,832
RB Series 2017 A	5.00%	11/15/35 (a)	365,000	375,075
RB Series 2017 B-1	4.00%	11/15/52 (a)	150,000	136,266
RB Series 2017 B-2	3.13%	11/15/33 (a)	150,000	147,985
RB Series 2017 B-2	5.25%	11/15/33 (a)	105,000	109,748
RB Series 2022 A	4.00%	11/15/51 (a)	250,000	231,122
Refunding RB Series 2008 A-1	2.45%	11/01/31 (a)(c)(e)	840,000	840,000
Refunding RB Series 2012 A	4.27%	11/15/30 (d)	150,000	130,048
Refunding RB Series 2016 A	5.25%	11/15/27 (a)	200,000	204,359
Refunding RB Series 2016 A	5.25%	11/15/29 (a)	710,000	725,723
Refunding RB Series 2016 A	5.25%	11/15/31 (a)	425,000	434,294
Refunding RB Series 2024 B-1	5.00%	11/15/42 (a)	1,465,000	1,597,391
Refunding RB Series 2024 B-1	5.00%	11/15/43 (a)	250,000	269,756
Refunding RB Series 2024 B-1	5.00%	11/15/51 (a)	90,000	93,614
Refunding RB Series 2024 B-1	5.00%	11/15/52 (a)	400,000	415,760
Refunding RB Series 2024 B-1	4.00%	11/15/54 (a)	800,000	732,450
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 B-2	5.00%	11/15/46 (a)	175,000	184,338
Refunding RB Series 2024 B-2	5.00%	11/15/48 (a)	1,500,000	1,569,010
Special Tax Series 2024 A	4.00%	11/15/51 (a)	100,000	92,449
Special Tax Series 2024 A	5.25%	11/15/54 (a)	120,000	126,905
Special Tax State of Illinois McCormick Place Expansion Project Fund Series 2024 A	5.00%	11/15/49 (a)	400,000	417,349
Monroe County Industrial Development Corp.
RB University of Rochester Series 2020 A	4.00%	07/01/50 (a)	1,000,000	910,296
RB University of Rochester Series 2023 A	5.00%	07/01/53 (a)	600,000	624,655
Refunding RB University of Rochester Series 2017 C	4.00%	07/01/43 (a)	90,000	88,354
MTA Hudson Rail Yards Trust Obligations
RB Series 2016 A	5.00%	11/15/56 (a)	7,850,000	7,849,805
Nassau County Interim Finance Authority
RB Sales Tax Revenue Series 2024 A	5.00%	11/15/29	830,000	916,291
Refunding RB Series 2021 A	5.00%	11/15/31 (a)	470,000	537,039
Refunding RB Series 2021 A	5.00%	11/15/32 (a)	40,000	45,518
Refunding RB Series 2021 A	4.00%	11/15/34 (a)	1,000,000	1,073,836
Refunding RB Series 2021 A	5.00%	11/15/35 (a)	35,000	39,267
New York City
GO Bonds Fiscal 2012 Series G6 Series 2012 G6	2.50%	04/01/42 (a)(c)(e)	710,000	710,000
GO Bonds Fiscal 2016 Series C Series 2016 C	5.00%	08/01/26 (a)	45,000	45,084
GO Bonds Fiscal 2017 Series A1 Series 2016 A-4	2.50%	08/01/44 (a)(c)(e)	1,160,000	1,160,000
GO Bonds Fiscal 2017 Series A5 Series 2016 A5	2.50%	08/01/44 (a)(c)(e)	880,000	880,000
GO Bonds Fiscal 2018 Series E-5 Series 2018 E5	2.45%	03/01/48 (a)(c)(e)	1,225,000	1,225,000
GO Bonds Fiscal 2023 Series A1 Series 2022 A-1	5.00%	09/01/26	315,000	320,233
New York City Municipal Water Finance Authority
RB Water & Sewer System Series 2009 CC	2.45%	06/15/41 (a)(c)(e)	165,000	165,000
RB Water & Sewer System Series 2012 BB	4.00%	06/15/47 (a)	125,000	115,121
RB Water & Sewer System Series 2013 AA-3	2.45%	06/15/49 (a)(c)(e)	400,000	400,000
RB Water & Sewer System Series 2013 CC	3.75%	06/15/47 (a)	100,000	87,747
RB Water & Sewer System Series 2014 AA	4.00%	06/15/44 (a)	505,000	485,385
RB Water & Sewer System Series 2014 BB-1	2.50%	06/15/49 (a)(c)(e)	3,765,000	3,765,000
RB Water & Sewer System Series 2014 CC	4.00%	06/15/45 (a)	135,000	129,840
RB Water & Sewer System Series 2016 AA	3.00%	06/15/46 (a)	545,000	416,579
RB Water & Sewer System Series 2016 AA	4.00%	06/15/46 (a)	50,000	47,678
RB Water & Sewer System Series 2017	4.00%	06/15/37 (a)	40,000	40,061
RB Water & Sewer System Series 2017	4.00%	06/15/48 (a)	150,000	138,152
RB Water & Sewer System Series 2017 BB-1	3.38%	06/15/45 (a)	300,000	254,333
RB Water & Sewer System Series 2017 BB-2	5.00%	06/15/29 (a)(b)	30,000	31,082
RB Water & Sewer System Series 2017 DD	5.00%	06/15/47 (a)	115,000	115,902
RB Water & Sewer System Series 2018 DD-1	3.63%	06/15/48 (a)	1,045,000	890,529
RB Water & Sewer System Series 2019 BB-1	5.00%	06/15/49 (a)	235,000	240,833
RB Water & Sewer System Series 2019 CC-1	4.00%	06/15/49 (a)	35,000	32,181
RB Water & Sewer System Series 2019 DD-1	4.00%	06/15/37 (a)	1,000,000	1,007,781
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/28	55,000	58,524
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/29	100,000	108,843
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/30	145,000	161,367
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/32 (a)	100,000	111,357
RB Water & Sewer System Series 2020 AA-2	3.00%	06/15/40 (a)	150,000	135,243
RB Water & Sewer System Series 2020 AA-2	4.00%	06/15/42 (a)	310,000	307,371
RB Water & Sewer System Series 2020 BB-1	4.00%	06/15/50 (a)	200,000	182,084
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Water & Sewer System Series 2020 GG-1	5.00%	06/15/48 (a)	195,000	200,682
RB Water & Sewer System Series 2020 GG-1	4.00%	06/15/50 (a)	100,000	91,197
RB Water & Sewer System Series 2020 GG-2	5.00%	06/15/29 (a)	95,000	99,584
RB Water & Sewer System Series 2021 AA-1	3.50%	06/15/48 (a)	115,000	96,474
RB Water & Sewer System Series 2021 AA-1	5.00%	06/15/48 (a)	300,000	310,489
RB Water & Sewer System Series 2021 AA-1	4.00%	06/15/51 (a)	2,445,000	2,218,005
RB Water & Sewer System Series 2021 CC-2	5.00%	06/15/28 (a)	440,000	450,164
RB Water & Sewer System Series 2022 AA-1	5.25%	06/15/52 (a)	730,000	765,861
RB Water & Sewer System Series 2022 CC-1	4.00%	06/15/52 (a)	200,000	180,962
RB Water & Sewer System Series 2023 AA-2	5.00%	06/15/30 (a)	1,015,000	1,086,245
RB Water & Sewer System Series 2023 CC	2.50%	06/15/53 (a)(c)(e)	500,000	500,000
RB Water & Sewer System Series 2024 AA	5.00%	06/15/51 (a)	1,065,000	1,106,527
RB Water & Sewer System Series 2024 AA	5.25%	06/15/53 (a)	1,500,000	1,584,746
RB Water & Sewer System Series 2024 AA	4.00%	06/15/54 (a)	250,000	224,476
RB Water & Sewer System Series 2024 CC-1	5.25%	06/15/54 (a)	540,000	568,329
RB Water & Sewer System Series 2025 AA-1	5.00%	06/15/55 (a)	1,000,000	1,039,180
RB Water & Sewer System Series 2025 BB	5.00%	06/15/48 (a)	5,050,000	5,282,925
RB Water & Sewer System Series 2025 BB	4.25%	06/15/53 (a)	150,000	141,933
RB Water & Sewer System Series 2025 BB	5.25%	06/15/55 (a)	5,400,000	5,710,266
RB Water & Sewer System Series 2025 EE-1	2.45%	06/15/55 (a)(c)(e)	155,000	155,000
Refunding RB Water & Sewer System Series 2015	4.00%	06/15/46 (a)	550,000	523,736
Refunding RB Water & Sewer System Series 2015 FF	3.50%	06/15/37 (a)	75,000	75,003
Refunding RB Water & Sewer System Series 2016 A	4.50%	06/15/32 (a)	100,000	100,727
Refunding RB Water & Sewer System Series 2016 A	3.00%	06/15/36 (a)	1,750,000	1,717,113
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/33 (a)	100,000	100,820
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/37 (a)	35,000	35,030
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/38 (a)	25,000	25,013
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/46 (a)	200,000	190,710
Refunding RB Water & Sewer System Series 2017 AA	3.00%	06/15/37 (a)	250,000	237,744
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/33 (a)	105,000	108,546
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/36 (a)	225,000	231,579
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/37 (a)	250,000	256,836
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/32 (a)	150,000	157,001
Refunding RB Water & Sewer System Series 2018 DD-2	3.50%	06/15/40 (a)	440,000	429,374
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/40 (a)	50,000	51,463
Refunding RB Water & Sewer System Series 2018 EE	5.00%	06/15/35 (a)	10,000	10,000
Refunding RB Water & Sewer System Series 2018 EE	5.00%	06/15/40 (a)	120,000	123,510
Refunding RB Water & Sewer System Series 2018 FF	5.00%	06/15/34 (a)	65,000	68,367
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/27	590,000	612,066
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/32 (a)	55,000	60,047
Refunding RB Water & Sewer System Series 2019 AA	4.00%	06/15/40 (a)	500,000	501,127
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/40 (a)	200,000	212,561
Refunding RB Water & Sewer System Series 2019 EE-2	5.00%	06/15/40 (a)	350,000	369,355
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/34 (a)	210,000	225,432
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/36 (a)	25,000	25,360
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/38 (a)	225,000	238,973
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/41 (a)	1,000,000	998,296
Refunding RB Water & Sewer System Series 2020 AA-1	4.00%	06/15/50 (a)	535,000	487,074
Refunding RB Water & Sewer System Series 2020 DD-3	4.00%	06/15/42 (a)	295,000	292,149
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/31	605,000	685,753
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/41 (a)	35,000	37,052
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/27	100,000	103,740
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/28	175,000	186,214
Refunding RB Water & Sewer System Series 2020 FF	4.00%	06/15/41 (a)	1,490,000	1,492,703
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/41 (a)	155,000	164,087
Refunding RB Water & Sewer System Series 2021 BB-1	5.00%	06/15/44 (a)	325,000	341,515
Refunding RB Water & Sewer System Series 2021 BB-1	4.00%	06/15/45 (a)	250,000	238,391
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/26	410,000	414,725
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/29	100,000	108,843
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/31	135,000	153,019
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/33 (a)	25,000	28,039
Refunding RB Water & Sewer System Series 2022 AA-3	5.00%	06/15/47 (a)	240,000	249,502
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/28	125,000	133,010
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/39 (a)	6,250,000	6,868,381
Refunding RB Water & Sewer System Series 2022 EE	4.00%	06/15/45 (a)	515,000	491,086
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/45 (a)	2,300,000	2,348,280
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/45 (a)	1,125,000	1,176,973
Refunding RB Water & Sewer System Series 2023 AA-3	5.00%	06/15/34	30,000	35,296
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/34 (a)	120,000	138,923
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/35 (a)	1,200,000	1,421,985
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/35 (a)	170,000	195,637
Refunding RB Water & Sewer System Series 2023 DD	4.13%	06/15/46 (a)	5,015,000	4,807,335
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/46 (a)	30,000	31,357
Refunding RB Water & Sewer System Series 2023 DD	5.25%	06/15/46 (a)	1,000,000	1,062,356
Refunding RB Water & Sewer System Series 2023 DD	5.25%	06/15/47 (a)	165,000	174,427
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/48 (a)	325,000	339,342
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/49 (a)	570,000	594,072
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/34	95,000	111,770
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	185,000	219,223
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	220,000	255,171
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36	130,000	154,544
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36 (a)	105,000	120,851
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/39 (a)	95,000	106,419
Refunding RB Water & Sewer System Series 2024 CC-2	5.00%	06/15/34	1,800,000	2,117,753
Refunding RB Water & Sewer System Series 2024 CC-2	5.00%	06/15/46 (a)	100,000	104,813
Refunding RB Water & Sewer System Series 2025 AA-2	5.00%	06/15/50 (a)	1,000,000	1,044,200
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/31	250,000	283,369
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/39 (a)	250,000	284,140
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2012 S-1	4.00%	07/15/42 (a)(c)	130,000	125,842
RB Series 2015 S-2	4.00%	07/15/44 (a)	335,000	313,534
RB Series 2016 S-1	5.00%	07/15/31 (a)	60,000	60,054
RB Series 2016 S-1	5.00%	07/15/37 (a)	30,000	30,027
RB Series 2016 S-1	4.00%	07/15/40 (a)	100,000	100,003
RB Series 2016 S-1	5.00%	07/15/43 (a)	115,000	115,104
RB Series 2018 S-1	5.00%	07/15/45 (a)(c)	1,500,000	1,531,134
RB Series 2018 S-1	3.50%	07/15/47 (a)(c)	375,000	320,166
RB Series 2018 S3	5.25%	07/15/45 (a)(c)	1,070,000	1,099,106
RB Series 2018 S-3	3.63%	07/15/47 (a)(c)	325,000	283,831
Refunding RB Series 2017 S1	5.00%	07/15/27	255,000	264,230
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 S1	5.00%	07/15/30 (a)	1,000,000	1,035,833
Refunding RB Series 2017 S-1	4.00%	07/15/36 (a)	150,000	151,011
Refunding RB Series 2018 S	5.00%	07/15/28 (c)	145,000	154,236
Refunding RB Series 2018 S	5.00%	07/15/29 (a)(c)	395,000	418,172
Refunding RB Series 2018 S	5.00%	07/15/34 (a)(c)	75,000	78,962
Refunding RB Series 2018 S2A	4.00%	07/15/36 (a)(c)	250,000	252,886
Refunding RB Series 2018 S-2A	5.00%	07/15/32 (a)(c)	200,000	211,289
Refunding RB Series 2018 S-2A	5.00%	07/15/34 (a)(c)	100,000	105,283
Refunding RB Series 2018 S-2A	5.00%	07/15/35 (a)(c)	175,000	183,804
Refunding RB Series 2018 S-2A	4.00%	07/15/37 (a)(c)	250,000	252,370
Refunding RB Series 2018 S-2A	4.00%	07/15/38 (a)(c)	1,850,000	1,864,561
Refunding RB Series 2018 S-3	5.00%	07/15/28 (c)	20,000	21,274
Refunding RB Series 2018 S-3	5.00%	07/15/34 (a)(c)	100,000	105,283
Refunding RB Series 2018 S3A	5.00%	07/15/26 (c)	1,035,000	1,047,932
Refunding RB Series 2018 S3A	5.00%	07/15/31 (a)(c)	1,390,000	1,470,295
Refunding RB Series 2018 S3A	5.00%	07/15/36 (a)	410,000	429,581
Refunding RB Series 2018 S-3A	5.00%	07/15/27 (c)	55,000	56,991
Refunding RB Series 2018 S-3A	5.00%	07/15/32 (a)(c)	270,000	285,241
Refunding RB Series 2018 S-3A	5.00%	07/15/33 (a)(c)	50,000	52,735
Refunding RB Series 2018 S-3A	5.00%	07/15/37 (a)(c)	120,000	125,371
Refunding RB Series 2018 S-3A	4.00%	07/15/38 (a)(c)	400,000	403,148
Refunding RB Series 2018 S-4A	5.00%	07/15/27 (c)	225,000	233,144
Refunding RB Series 2018 S-4A	5.00%	07/15/32 (a)(c)	70,000	73,951
Refunding RB Series 2018S-3A	5.00%	07/15/35 (a)	150,000	157,546
Refunding RB Series 2021 S-1A	5.00%	07/15/29 (c)	40,000	43,536
Refunding RB Series 2021 S-1A	5.00%	07/15/32 (a)(c)	50,000	56,418
Refunding RB Series 2021 S-1A	5.00%	07/15/33 (a)(c)	6,470,000	7,261,225
Refunding RB Series 2021 S-1A	4.00%	07/15/34 (a)(c)	100,000	104,429
Refunding RB Series 2021 S-1A	4.00%	07/15/37 (a)(c)	30,000	30,733
Refunding RB Series 2022 S	5.00%	07/15/28 (c)	20,000	21,274
Refunding RB Series 2022 S	5.00%	07/15/32 (c)	15,000	17,276
Refunding RB Series 2022 S-1A	5.00%	07/15/30 (c)	35,000	38,908
Refunding RB Series 2022 S-1A	5.00%	07/15/33 (a)(c)	20,000	22,877
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2013 I	4.00%	05/01/43 (a)	200,000	191,637
RB Series 2015 B-1	3.00%	11/01/30 (a)	15,000	15,004
RB Series 2016 A-1	5.00%	05/01/29 (a)	165,000	166,204
RB Series 2016 A-1	4.00%	05/01/30 (a)	250,000	250,871
RB Series 2016 A-1	5.00%	05/01/32 (a)	125,000	125,883
RB Series 2016 A-1	5.00%	05/01/34 (a)	150,000	150,900
RB Series 2016 A-1	4.00%	05/01/36 (a)	150,000	150,211
RB Series 2016 A-1	5.00%	05/01/37 (a)	25,000	25,100
RB Series 2016 A-1	5.00%	05/01/40 (a)	1,000,000	1,001,769
RB Series 2016 B1	4.00%	08/01/39 (a)	3,760,000	3,763,029
RB Series 2016 B-1	5.00%	08/01/29 (a)	25,000	25,321
RB Series 2016 B-1	4.00%	08/01/35 (a)	230,000	230,745
RB Series 2016 B-1	4.00%	08/01/37 (a)	250,000	250,426
RB Series 2016 B-1	5.00%	08/01/40 (a)	25,000	25,081
RB Series 2016 B-1	4.00%	08/01/41 (a)	415,000	409,482
RB Series 2016 E-1	5.00%	02/01/29 (a)	40,000	40,089
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2016 E-1	3.00%	02/01/33 (a)	185,000	183,525
RB Series 2016 E-1	5.00%	02/01/38 (a)	35,000	35,078
RB Series 2016 E-1	5.00%	02/01/39 (a)	50,000	50,111
RB Series 2016 E-1	5.00%	02/01/40 (a)	25,000	25,056
RB Series 2016 F-3	5.00%	02/01/29 (a)	25,000	25,056
RB Series 2016 F-3	3.00%	02/01/35 (a)	95,000	89,645
RB Series 2016 F-3	4.00%	02/01/36 (a)	255,000	255,329
RB Series 2016 F-3	3.00%	02/01/37 (a)	695,000	628,286
RB Series 2016 F-3	3.00%	02/01/39 (a)	100,000	88,650
RB Series 2016 F-3	3.25%	02/01/42 (a)	210,000	181,708
RB Series 2017 A-2	5.00%	08/01/34 (a)	145,000	150,069
RB Series 2017 A-2	5.00%	08/01/35 (a)	135,000	139,536
RB Series 2017 A-3	5.00%	08/01/40 (a)	80,000	81,955
RB Series 2017 A-3	4.00%	08/01/42 (a)	640,000	622,346
RB Series 2017 B-1	5.00%	08/01/31 (a)	100,000	103,898
RB Series 2017 B-1	5.00%	08/01/34 (a)	435,000	450,206
RB Series 2017 B-1	4.00%	08/01/42 (a)	400,000	388,966
RB Series 2017 B-1	5.00%	08/01/45 (a)	70,000	71,078
RB Series 2017 E-1	5.00%	02/01/30 (a)	30,000	30,822
RB Series 2017 E-1	5.00%	02/01/32 (a)	65,000	66,722
RB Series 2017 E-1	5.00%	02/01/34 (a)	120,000	122,947
RB Series 2017 E-1	5.00%	02/01/43 (a)	350,000	354,425
RB Series 2017 E-1	4.00%	02/01/44 (a)	200,000	191,441
RB Series 2017 F-1	4.00%	05/01/37 (a)	155,000	155,787
RB Series 2017 F-1	5.00%	05/01/42 (a)	675,000	686,270
RB Series 2017 F-1	3.25%	05/01/43 (a)	305,000	264,891
RB Series 2018 A-1	5.00%	08/01/33 (a)	135,000	142,233
RB Series 2018 A-1	5.00%	08/01/34 (a)	260,000	272,987
RB Series 2018 A-1	5.00%	08/01/40 (a)	110,000	113,575
RB Series 2018 B-1	5.00%	08/01/34 (a)	250,000	262,487
RB Series 2018 B-1	5.00%	08/01/36 (a)	40,000	41,740
RB Series 2018 B-1	5.25%	08/01/37 (a)	200,000	209,675
RB Series 2018 B-1	4.00%	08/01/39 (a)	1,000,000	1,005,487
RB Series 2019 A-2	5.00%	05/01/35 (a)	160,000	170,834
RB Series 2019 A-2	5.00%	05/01/39 (a)	350,000	368,550
RB Series 2019 A-2	5.00%	05/01/40 (a)	65,000	68,127
RB Series 2019 A3	4.00%	05/01/42 (a)	200,000	196,262
RB Series 2019 A-3	4.00%	05/01/43 (a)	170,000	163,963
RB Series 2019 A-3	4.00%	05/01/44 (a)	150,000	141,537
RB Series 2019 A-3	3.00%	05/01/45 (a)	250,000	198,766
RB Series 2019 B-1	4.00%	11/01/40 (a)	1,495,000	1,491,781
RB Series 2019 B-1	4.00%	11/01/45 (a)	200,000	186,517
RB Series 2019 B-1	3.00%	11/01/47 (a)	150,000	114,434
RB Series 2019 C-1	5.00%	11/01/34 (a)	565,000	604,415
RB Series 2019 C-1	4.00%	11/01/36 (a)	100,000	101,069
RB Series 2019 C-1	4.00%	11/01/37 (a)	70,000	70,519
RB Series 2019 C-1	4.00%	11/01/39 (a)	250,000	250,768
RB Series 2019 C-1	4.00%	11/01/42 (a)	1,755,000	1,721,696
RB Series 2020 C-1	5.00%	05/01/31 (a)	50,000	55,509
RB Series 2020 C-1	5.00%	05/01/35 (a)	580,000	631,695
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2020 C-1	4.00%	05/01/38 (a)	130,000	131,710
RB Series 2020 C-1	4.00%	05/01/40 (a)	35,000	35,125
RB Series 2020 C-1	4.00%	05/01/41 (a)	200,000	198,950
RB Series 2020 C-1	4.00%	05/01/42 (a)	250,000	243,590
RB Series 2020 C-1	4.00%	05/01/43 (a)	1,935,000	1,861,701
RB Series 2020 C-1	4.00%	05/01/45 (a)	1,365,000	1,282,023
RB Series 2020 D-1	4.00%	11/01/35 (a)	90,000	92,429
RB Series 2021 B	5.00%	08/01/26 (b)	85,000	86,190
RB Series 2021 B-1	5.00%	08/01/26	10,000	10,142
RB Series 2021 B-1	3.00%	08/01/40 (a)	130,000	114,170
RB Series 2021 B-1	4.00%	08/01/45 (a)	85,000	79,822
RB Series 2021 B-1	3.00%	08/01/48 (a)	1,200,000	909,585
RB Series 2021 B-1	4.00%	08/01/48 (a)	150,000	137,620
RB Series 2021 E1	4.00%	02/01/43 (a)	165,000	158,838
RB Series 2021 E-1	5.00%	02/01/35 (a)	180,000	197,248
RB Series 2021 E-1	4.00%	02/01/40 (a)	10,000	10,034
RB Series 2021 E-1	4.00%	02/01/41 (a)	25,000	24,835
RB Series 2021 E-1	4.00%	02/01/46 (a)	35,000	32,529
RB Series 2021 E-1	4.00%	02/01/49 (a)	255,000	233,058
RB Series 2022 A-1	5.00%	08/01/29	55,000	59,744
RB Series 2022 A-1	5.00%	08/01/30	545,000	602,898
RB Series 2022 A-1	5.00%	08/01/32	75,000	85,409
RB Series 2022 A-1	5.00%	08/01/35 (a)	450,000	505,610
RB Series 2022 A-1	5.25%	08/01/40 (a)	130,000	142,010
RB Series 2022 A-1	5.00%	08/01/41 (a)	30,000	32,020
RB Series 2022 A-1	5.25%	08/01/42 (a)	25,000	26,853
RB Series 2022 A-1	5.00%	08/01/43 (a)	2,000,000	2,100,559
RB Series 2022 A-1	5.00%	08/01/45 (a)	70,000	72,646
RB Series 2022 A-1	4.00%	08/01/48 (a)	2,250,000	2,091,056
RB Series 2022 C1	4.00%	02/01/41 (a)	1,000,000	994,408
RB Series 2022 C-1	5.00%	02/01/37 (a)	270,000	296,852
RB Series 2022 C-1	4.00%	02/01/42 (a)	25,000	24,379
RB Series 2022 C-1	5.00%	02/01/44 (a)	150,000	156,255
RB Series 2022 C-1	5.00%	02/01/47 (a)	2,250,000	2,314,753
RB Series 2022 D-1	5.00%	11/01/36 (a)	340,000	379,297
RB Series 2022 D-1	5.25%	11/01/42 (a)	150,000	161,512
RB Series 2022 D-1	5.25%	11/01/48 (a)	175,000	183,223
RB Series 2022 F-1	5.00%	02/01/40 (a)	50,000	53,547
RB Series 2022 F-1	5.00%	02/01/42 (a)	230,000	242,365
RB Series 2022 F-1	5.00%	02/01/43 (a)	125,000	130,847
RB Series 2022 F-1	5.00%	02/01/44 (a)	90,000	93,704
RB Series 2022 F-1	5.00%	02/01/47 (a)	150,000	154,317
RB Series 2022 F-1	4.00%	02/01/51 (a)	310,000	280,144
RB Series 2022 F-1	5.00%	02/01/51 (a)	210,000	214,883
RB Series 2023 A	5.00%	05/01/37 (a)	200,000	224,100
RB Series 2023 A	5.00%	05/01/40 (a)	35,000	38,209
RB Series 2023 A	5.00%	05/01/47 (a)	335,000	346,359
RB Series 2023 A	5.00%	05/01/53 (a)	125,000	128,021
RB Series 2023 B	5.00%	05/01/35 (a)	95,000	108,931
RB Series 2023 B	5.25%	05/01/50 (a)	1,000,000	1,046,685
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023 B	4.38%	05/01/53 (a)	150,000	145,224
RB Series 2023 C	5.50%	05/01/44 (a)	200,000	218,826
RB Series 2023 C	5.25%	05/01/48 (a)	150,000	157,643
RB Series 2023 C	5.50%	05/01/53 (a)	100,000	106,599
RB Series 2023 F-1	5.00%	02/01/44 (a)	200,000	210,271
RB Series 2023 F-1	4.00%	02/01/51 (a)	2,665,000	2,437,211
RB Series 2024 C	5.00%	05/01/27	150,000	155,326
RB Series 2024 C	5.00%	05/01/29	370,000	399,720
RB Series 2024 C	5.00%	05/01/45 (a)	250,000	263,695
RB Series 2024 C	5.00%	05/01/46 (a)	300,000	314,249
RB Series 2024 C	5.25%	05/01/49 (a)	300,000	316,082
RB Series 2024 C	5.00%	05/01/50 (a)	1,000,000	1,031,331
RB Series 2024 D	5.00%	05/01/33	1,000,000	1,150,238
RB Series 2024 D	5.00%	05/01/36 (a)	1,115,000	1,285,990
RB Series 2024 D	5.00%	05/01/37 (a)	200,000	228,389
RB Series 2024 D	5.00%	05/01/38 (a)	345,000	389,901
RB Series 2024 D	5.00%	05/01/40 (a)	155,000	170,952
RB Series 2024 D	5.00%	05/01/44 (a)	250,000	265,137
RB Series 2024 D	5.25%	05/01/45 (a)	235,000	252,519
RB Series 2024 D	5.00%	05/01/49 (a)	3,320,000	3,433,173
RB Series 2024 D	5.00%	05/01/50 (a)	535,000	551,762
RB Series 2024 D	4.25%	05/01/54 (a)	500,000	474,688
RB Series 2024 F-1	5.00%	02/01/36 (a)	200,000	228,828
RB Series 2024 F-1	5.00%	02/01/38 (a)	110,000	123,426
RB Series 2024 F-1	5.00%	02/01/42 (a)	205,000	219,837
RB Series 2024 F-1	5.00%	02/01/48 (a)	1,000,000	1,034,615
RB Series 2024 F-1	5.25%	02/01/53 (a)	2,650,000	2,769,143
RB Series 2024 G-1	5.00%	05/01/37 (a)	390,000	442,614
RB Series 2024 G-1	5.00%	05/01/38 (a)	135,000	151,704
RB Series 2024 G-1	5.00%	05/01/40 (a)	220,000	241,542
RB Series 2024 G-1	5.00%	05/01/46 (a)	250,000	261,314
RB Series 2024 G-1	5.00%	05/01/47 (a)	20,000	20,752
RB Series 2024 G-1	5.25%	05/01/48 (a)	125,000	131,706
RB Series 2024 G-1	5.25%	05/01/49 (a)	100,000	105,110
RB Series 2024 G-1	5.25%	05/01/51 (a)	330,000	345,790
RB Series 2024 G-1	4.13%	05/01/52 (a)	180,000	167,366
RB Series 2025 A	5.00%	05/01/30	1,455,000	1,601,777
RB Series 2025 A	5.00%	05/01/44 (a)	3,000,000	3,197,461
RB Series 2025 B	5.00%	05/01/34	1,850,000	2,145,221
RB Series 2025 B	5.25%	05/01/48 (a)	1,000,000	1,061,599
RB Series 2025 B	5.00%	05/01/51 (a)	2,525,000	2,606,720
RB Series 2025 E	5.00%	11/01/38 (a)	250,000	281,698
RB Series 2025 E	5.00%	11/01/40 (a)	500,000	551,437
RB Series 2025 E	5.00%	11/01/42 (a)	250,000	269,476
RB Series 2025 E	5.00%	11/01/44 (a)	500,000	530,447
RB Series 2025 E	5.00%	11/01/53 (a)	755,000	776,385
RB Series 2025 H	5.00%	11/01/30	250,000	277,878
RB Series 2025 H	5.00%	11/01/31	200,000	226,007
RB Series 2025 H	5.00%	11/01/38 (a)	250,000	283,231
RB Series 2025 H	5.00%	11/01/40 (a)	250,000	276,949
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2002 1	5.00%	11/01/27	15,000	15,657
Refunding RB Series 2002 1	5.00%	11/01/28	185,000	197,712
Refunding RB Series 2017 C	5.00%	11/01/28 (a)	25,000	25,833
Refunding RB Series 2017 C	5.00%	11/01/30 (a)	130,000	134,334
Refunding RB Series 2017 C	5.00%	11/01/31 (a)	25,000	25,820
Refunding RB Series 2020 A	5.00%	11/01/26	65,000	66,328
Refunding RB Series 2020 A	5.00%	11/01/27	100,000	104,378
Refunding RB Series 2020 A	5.00%	11/01/29	360,000	393,172
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	60,000	66,559
Refunding RB Series 2020 A	3.00%	11/01/37 (a)	325,000	304,131
Refunding RB Series 2021 A-1	5.00%	11/01/28	330,000	352,676
Refunding RB Series 2021 A-1	5.00%	11/01/29	1,040,000	1,135,831
Refunding RB Series 2021 A-1	5.00%	11/01/30	45,000	50,018
Refunding RB Series 2021 A-1	5.00%	11/01/32 (a)	200,000	225,531
Refunding RB Series 2021 A-1	4.00%	11/01/37 (a)	125,000	127,211
Refunding RB Series 2021 A-1	4.00%	11/01/38 (a)	140,000	141,883
Refunding RB Series 2021 F-1	5.00%	11/01/26	305,000	311,230
Refunding RB Series 2021 F-1	5.00%	11/01/27	125,000	130,473
Refunding RB Series 2021 F-1	5.00%	11/01/28	130,000	138,933
Refunding RB Series 2021 F-1	5.00%	11/01/29	605,000	660,748
Refunding RB Series 2021 F-1	5.00%	11/01/30	35,000	38,903
Refunding RB Series 2021 F-1	5.00%	11/01/31 (a)	255,000	285,572
Refunding RB Series 2021 F-1	5.00%	11/01/32 (a)	180,000	201,236
Refunding RB Series 2021 F-1	5.00%	11/01/33 (a)	190,000	210,807
Refunding RB Series 2021 F-1	4.00%	11/01/37 (a)	200,000	203,262
Refunding RB Series 2022 B-1	5.00%	11/01/26	215,000	219,391
Refunding RB Series 2022 B-1	5.00%	11/01/29	330,000	360,408
Refunding RB Series 2022 B-1	5.00%	11/01/30	300,000	333,454
Refunding RB Series 2022 B-1	5.25%	11/01/37 (a)	200,000	224,409
Refunding RB Series 2022 D-1	5.00%	11/01/29	190,000	207,508
Refunding RB Series 2022 D-1	5.00%	11/01/30	90,000	100,036
Refunding RB Series 2022 D-1	5.00%	11/01/33 (a)	50,000	56,447
Refunding RB Series 2022 D-1	5.00%	11/01/38 (a)	100,000	108,978
Refunding RB Series 2023 E-1	5.00%	11/01/26	270,000	275,515
Refunding RB Series 2023 E-1	5.00%	11/01/27	480,000	501,016
Refunding RB Series 2023 E-1	5.00%	11/01/28	100,000	106,871
Refunding RB Series 2023 E-1	5.00%	11/01/29	125,000	136,518
Refunding RB Series 2023 E-1	5.00%	11/01/30	130,000	144,497
Refunding RB Series 2023 E-1	5.00%	11/01/31	580,000	655,421
Refunding RB Series 2023 E-1	5.00%	11/01/32	150,000	171,344
Refunding RB Series 2023 E-1	5.00%	11/01/34 (a)	20,000	22,851
Refunding RB Series 2023 E-1	5.00%	11/01/40 (a)	3,000,000	3,274,977
Refunding RB Series 2023 E-1	5.00%	11/01/41 (a)	5,000,000	5,423,106
Refunding RB Series 2024 A-1	5.00%	11/01/26	140,000	142,860
Refunding RB Series 2024 A-1	5.00%	11/01/27	1,440,000	1,503,048
Refunding RB Series 2024 A-1	5.00%	11/01/28 (a)	150,000	160,307
Refunding RB Series 2024 A-1	5.00%	11/01/30 (a)	55,000	61,133
Refunding RB Series 2024 A-1	5.00%	11/01/32 (a)	3,850,000	4,397,837
Refunding RB Series 2024 A-1	5.00%	11/01/33 (a)	245,000	283,279
Refunding RB Series 2024 A-1	5.00%	11/01/34 (a)	1,560,000	1,817,191
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A-1	5.00%	11/01/35 (a)	3,940,000	4,566,931
Refunding RB Series 2024 A-1	5.00%	11/01/36 (a)	2,010,000	2,308,291
Refunding RB Series 2024 A-1	5.00%	11/01/37 (a)	1,640,000	1,865,065
Refunding RB Series 2024 A-1	5.00%	11/01/39 (a)	55,000	61,398
Refunding RB Series 2024 A-1	5.00%	11/01/40 (a)	195,000	215,061
Refunding RB Series 2024 D-1	5.00%	11/01/27	150,000	156,567
Refunding RB Series 2024 D-1	5.00%	11/01/28	85,000	90,841
Refunding RB Series 2024 D-1	5.00%	11/01/30	25,000	27,788
Refunding RB Series 2024 D-1	5.00%	11/01/31 (a)	100,000	113,004
Refunding RB Series 2024 D-1	5.00%	11/01/34 (a)	260,000	301,653
Refunding RB Series 2024 D-1	5.00%	11/01/35 (a)	185,000	212,965
Refunding RB Series 2024 D-1	5.00%	11/01/36 (a)	455,000	519,165
Refunding RB Series 2024 D-1	5.00%	11/01/37 (a)	420,000	474,788
Refunding RB Series 2024 D-1	5.00%	11/01/38 (a)	35,000	39,219
Refunding RB Series 2024 D-1	5.00%	11/01/40 (a)	675,000	741,068
Refunding RB Series 2024 D-1	5.00%	11/01/41 (a)	550,000	597,613
Refunding RB Series 2025 F-1	5.00%	11/01/32 (a)	3,250,000	3,712,459
Refunding RB Series 2025 F-1	5.00%	11/01/37 (a)	10,375,000	11,868,118
Refunding RB Series 2025 G-1	5.00%	11/01/30 (a)	265,000	294,551
Refunding RB Series 2025 G-1	5.00%	11/01/31 (a)	50,000	56,502
Refunding RB Series 2025 G-1	5.00%	11/01/34	1,085,000	1,263,879
Refunding RB Series 2025 J-1	5.00%	11/01/27	4,000,000	4,175,132
New York Convention Center Development Corp.
RB New York City Hotel Unit Fee Revenue Series 2016 A	4.80%	11/15/47 (d)	300,000	107,420
Refunding RB New York City Hotel Unit Fee Revenue Series 2015	5.00%	11/15/40 (a)	125,000	125,001
New York Liberty Development Corp.
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	3.00%	02/15/42 (a)	650,000	560,860
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	4.00%	02/15/43 (a)	1,465,000	1,432,020
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	2.75%	02/15/44 (a)	150,000	114,119
New York Power Authority
RB Series 2024 A	4.00%	11/15/54 (a)	250,000	226,781
RB SFP Transmission Project Series 2022 A	4.00%	11/15/52 (a)(c)	100,000	92,359
Refunding RB Series 2020 A	4.00%	11/15/45 (a)	1,120,000	1,062,444
Refunding RB Series 2020 A	4.00%	11/15/50 (a)	300,000	275,516
Refunding RB Series 2020 A	4.00%	11/15/55 (a)	450,000	407,454
Refunding RB Series 2020 A	3.25%	11/15/60 (a)	1,000,000	738,739
New York State Dormitory Authority
RB Series 2018 A	5.00%	10/01/31 (a)	280,000	284,471
RB Series 2019 A	5.00%	10/01/30 (a)(c)	35,000	36,514
RB Series 2020 A	5.00%	10/01/31 (a)(c)	310,000	329,898
RB Series 2020 A	5.00%	10/01/32 (a)(c)	285,000	301,902
RB Series 2020 A	5.00%	10/01/34 (a)(c)	65,000	68,377
RB Series 2022 A	5.00%	10/01/26 (c)	120,000	122,220
RB Series 2022 A	5.00%	10/01/33 (a)(c)	80,000	87,752
RB Series 2022 A	5.00%	10/01/35 (a)(c)	155,000	168,519
RB Series 2023 A	5.00%	10/01/26 (c)	400,000	407,399
RB Series 2023 A	5.00%	10/01/28 (c)	60,000	64,201
RB Series 2023 A	5.00%	10/01/30 (c)	250,000	278,741
RB Series 2023 A	5.00%	10/01/32 (c)	45,000	51,770
RB Series 2023 A	5.00%	10/01/34 (a)(c)	170,000	189,899
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023 A	5.00%	10/01/36 (a)(c)	230,000	254,129
RB Series 2023 A	5.00%	10/01/37 (a)(c)	1,000,000	1,100,055
RB Series 2023 A-1	5.00%	03/15/29 (b)	890,000	957,917
RB Series 2024 A	5.00%	10/01/26 (c)	1,000,000	1,018,497
RB Series 2024 A	5.00%	10/01/28 (c)	50,000	53,501
RB Series 2024 A	5.00%	10/01/32 (c)	125,000	143,806
RB Series 2024 A	5.00%	10/01/35 (a)(c)	150,000	167,847
RB Series 2024 A	5.00%	10/01/36 (a)(c)	105,000	116,596
RB Series 2025 A	5.00%	10/01/27	4,000,000	4,178,198
RB Series 2025 A	5.00%	10/01/38 (a)(c)	1,500,000	1,707,773
RB Dormitory Facilities Revenue Series 2019 A	4.00%	07/01/49 (a)	100,000	91,160
RB Fordham University Series 2020	4.00%	07/01/46 (a)	185,000	170,907
RB Fordham University Series 2020	4.00%	07/01/50 (a)	75,000	67,242
RB Institute of Technology Series 2024	5.25%	07/01/54 (a)	100,000	102,292
RB New York University Series 2016 A	5.00%	07/01/34 (a)	250,000	252,190
RB New York University Series 2016 A	5.00%	07/01/36 (a)	75,000	75,583
RB New York University Series 2016 A	4.00%	07/01/39 (a)	95,000	95,088
RB New York University Series 2016 A	4.00%	07/01/43 (a)	200,000	192,722
RB New York University Series 2019 A	4.00%	07/01/45 (a)	445,000	421,914
RB New York University Series 2019 A	5.00%	07/01/49 (a)	3,940,000	4,042,721
RB Pace University Series 2024 A	5.50%	05/01/56 (a)	165,000	169,909
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/33 (a)	200,000	202,616
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/34 (a)	45,000	45,566
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/36 (a)	100,000	101,148
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/27 (a)(b)	1,735,000	1,762,285
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/28 (a)(b)	655,000	665,301
RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/28 (a)(b)	680,000	699,434
RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/29 (a)(b)	250,000	257,145
RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/28 (a)(b)	1,095,000	1,140,489
RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/26 (b)	40,000	40,196
RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/49 (a)	150,000	111,818
RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/29 (b)	35,000	37,783
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/26	725,000	728,677
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/29 (b)	380,000	411,193
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/31	250,000	280,643
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/32	45,000	51,325
RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/29 (b)	140,000	151,132
RB Rochester Institute of Technology Series 2019 A	4.00%	07/01/44 (a)	200,000	190,412
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/26 (b)	185,000	185,922
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/27 (a)(b)	150,000	152,637
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/29 (a)(b)	30,000	30,527
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/31 (a)	200,000	203,357
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/32 (a)	300,000	304,887
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/35 (a)	100,000	101,419
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	145,000	149,385
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/28 (a)(b)	510,000	525,423
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/30 (a)	50,000	51,476
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/31 (a)	150,000	154,396
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/33 (a)	525,000	539,654
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/35 (a)	230,000	235,938
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/31 (a)	325,000	342,095
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	175,000	184,081
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/33 (a)	345,000	362,420
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/36 (a)	140,000	146,236
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/40 (a)	50,000	51,650
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/41 (a)	65,000	66,952
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/42 (a)	205,000	210,520
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/43 (a)	155,000	158,759
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/45 (a)	200,000	204,024
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/47 (a)	75,000	69,495
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	210,000	193,364
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/37 (a)	250,000	287,550
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/38 (a)	2,980,000	3,399,382
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/39 (a)	710,000	804,224
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	3,515,000	3,868,742
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	600,000	652,753
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/47 (a)	125,000	130,725
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/50 (a)	200,000	207,706
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/51 (a)	910,000	944,414
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/52 (a)	140,000	145,204
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/54 (a)	135,000	139,839
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/56 (a)	100,000	103,511
RB Trustees of Columbia University in the City of New York Series 2016 A2	5.00%	10/01/46	750,000	847,017
RB Trustees of Columbia University in the City of New York Series 2016 A-2	5.00%	10/01/46 (a)	30,000	30,109
RB Trustees of Columbia University in the City of New York Series 2017 A	5.00%	10/01/47	250,000	281,316
RB Trustees of Columbia University in the City of New York Series 2023 A	5.00%	10/01/34 (a)	145,000	168,400
Refunding RB Series 2023 A-1	5.00%	03/15/29	110,000	118,890
Refunding RB Cornell University Series 2020 A	5.00%	07/01/26	50,000	50,649
Refunding RB Cornell University Series 2020 A	4.00%	07/01/50 (a)	275,000	254,201
Refunding RB Cornell University Series 2024 A	5.50%	07/01/54 (a)	1,330,000	1,439,970
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/36 (a)	200,000	196,821
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/40 (a)	25,000	23,483
Refunding RB New School Series 2016 A	4.00%	07/01/43 (a)	450,000	411,868
Refunding RB New School Series 2022 A	4.00%	07/01/47 (a)	75,000	64,772
Refunding RB New York University Series 2017 A	5.00%	07/01/32 (a)	160,000	165,750
Refunding RB New York University Series 2017 A	4.00%	07/01/36 (a)	410,000	413,270
Refunding RB New York University Series 2021 A	4.00%	07/01/46 (a)	20,000	18,652
Refunding RB Personal Income Tax Revenue Series 2015 E	3.25%	03/15/36 (a)	155,000	152,006
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/27 (b)	95,000	97,715
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/30 (a)	10,000	10,267
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/32 (a)	100,000	102,602
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/34 (a)	1,330,000	1,340,199
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/35 (a)	125,000	125,726
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/36 (a)	170,000	170,663
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/38 (a)	100,000	101,967
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/37 (a)	55,000	56,669
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/38 (a)	125,000	128,574
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/40 (a)	100,000	102,413
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/41 (a)	1,470,000	1,502,442
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/42 (a)	340,000	346,751
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/43 (a)	25,000	25,449
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	200,000	212,387
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/35 (a)	100,000	101,370
Refunding RB Personal Income Tax Revenue Series 2018 A	5.25%	03/15/37 (a)	745,000	786,553
Refunding RB Personal Income Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	100,000	91,034
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/33 (a)	155,000	165,625
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/34 (a)	310,000	330,152
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	65,000	69,028
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	65,000	68,829
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	30,000	31,584
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/39 (a)	140,000	147,052
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	115,000	119,655
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	350,000	362,478
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/46 (a)	250,000	255,714
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/26	65,000	65,330
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	60,000	66,165
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/31 (a)	50,000	55,520
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/32 (a)	535,000	590,966
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/33 (a)	570,000	626,768
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/35 (a)	150,000	155,362
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/36 (a)	195,000	200,652
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/41 (a)	385,000	335,235
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/44 (a)	50,000	48,030
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/47 (a)	75,000	69,138
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	200,000	147,763
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/30	115,000	126,599
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/36 (a)	40,000	41,043
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/39 (a)	3,605,000	3,632,522
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/41 (a)	150,000	156,123
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/47 (a)	500,000	460,444
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/49 (a)	1,245,000	1,133,644
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/29	25,000	26,980
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/30	115,000	126,816
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/33 (a)	400,000	443,988
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/34 (a)	60,000	66,286
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/35 (a)	150,000	164,751
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	250,000	273,228
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	215,000	220,108
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/38 (a)	1,000,000	1,015,889
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/41 (a)	55,000	54,790
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	150,000	138,276
Refunding RB Personal Income Tax Revenue Series 2021 A	3.00%	03/15/51 (a)	150,000	110,191
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/37 (a)	415,000	426,797
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/44 (a)	105,000	100,836
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/48 (a)	30,000	27,399
Refunding RB Personal Income Tax Revenue Series 2021 E	3.00%	03/15/51 (a)	1,115,000	816,156
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28 (b)	200,000	211,336
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/33 (a)	40,000	45,298
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/34 (a)	25,000	26,107
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/38 (a)	75,000	76,405
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/39 (a)	230,000	232,571
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/41 (a)	305,000	326,611
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/42 (a)	520,000	509,103
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/43 (a)	50,000	48,445
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/46 (a)	495,000	511,825
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	1,250,000	1,136,144
Refunding RB Personal Income Tax Revenue Series 2022 A	3.50%	03/15/52 (a)	185,000	150,412
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/30	25,000	27,569
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/31	5,125,000	5,753,183
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/33	35,000	40,424
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/27	1,000,000	1,030,387
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/29	70,000	75,545
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/31	405,000	454,642
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/32	480,000	547,467
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/34	175,000	204,209
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/36 (a)	175,000	200,906
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/39 (a)	1,275,000	1,431,030
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/40 (a)	325,000	359,796
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	260,000	284,636
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	110,000	119,060
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/43 (a)	1,000,000	1,072,523
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/46 (a)	115,000	119,860
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/47 (a)	1,000,000	932,221
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/48 (a)	150,000	158,507
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/49 (a)	945,000	997,523
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/54 (a)	500,000	452,346
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/33	255,000	294,519
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/41 (a)	2,500,000	2,761,256
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/49 (a)	1,500,000	1,555,530
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/51 (a)	2,120,000	2,191,504
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/52 (a)	500,000	516,479
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/55 (a)	375,000	386,500
Refunding RB Personal Income Tax Revenue Series 2025 C	5.00%	03/15/30	1,405,000	1,549,355
Refunding RB Personal Income Tax Revenue Series 2025 C	5.00%	03/15/43 (a)	750,000	812,590
Refunding RB Personal Income Tax Revenue Series 2025 C	5.25%	03/15/50 (a)	1,000,000	1,064,416
Refunding RB Rockefeller University Series 2019 C	4.00%	07/01/49 (a)	300,000	273,938
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/30 (a)	155,000	163,203
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/31 (a)	280,000	294,692
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/32 (a)	220,000	231,292
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/33 (a)	1,180,000	1,238,547
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/34 (a)	1,465,000	1,535,059
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/35 (a)	280,000	292,897
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/37 (a)	1,000,000	1,041,162
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/42 (a)	100,000	102,692
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/27 (b)	160,000	164,839
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/31 (a)	25,000	26,604
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/33 (a)	385,000	408,703
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/35 (a)	305,000	322,512
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/36 (a)	440,000	463,881
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/41 (a)	400,000	414,885
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/43 (a)	30,000	30,895
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/48 (a)	250,000	255,382
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/33	110,000	127,674
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/35 (a)	190,000	217,562
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/37 (a)	75,000	84,786
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/45 (a)	250,000	262,486
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/53 (a)	2,165,000	2,229,648
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/28	250,000	264,064
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/30 (a)	345,000	381,028
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/34	285,000	334,170
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/35	1,000,000	1,183,005
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/36 (a)	300,000	350,712
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/39 (a)	395,000	450,757
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/40 (a)	250,000	280,378
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/43 (a)	100,000	108,068
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/44 (a)	420,000	450,506
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/45 (a)	2,665,000	2,833,868
Refunding RB Sales Tax Revenue Series 2024 B	4.00%	03/15/54 (a)	560,000	519,135
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/54 (a)	215,000	223,232
Refunding RB Sales Tax Revenue Series 2025 A	4.25%	03/15/48 (a)	1,250,000	1,222,628
Refunding RB Sales Tax Revenue Series 2025 A	5.00%	03/15/55 (a)	700,000	727,403
Refunding RB State University of New York Dormitory Facilities Revenue Series 2017 A	5.00%	07/01/26	50,000	50,604
Refunding RB Trustees of Columbia University in the City of New York Series 2018 B	5.00%	10/01/38 (a)	2,045,000	2,124,853
Refunding RB Yeshiva University Series 2022 A	5.00%	07/15/50 (a)	250,000	244,623
New York State Environmental Facilities Corp.
RB Water & Sewer System Series 2017 E	5.00%	06/15/47 (a)	200,000	202,652
Refunding RB Water & Sewer System Series 2016 A	5.00%	06/15/41 (a)	100,000	100,351
Refunding RB Water & Sewer System Series 2017 A	5.00%	06/15/46 (a)	2,075,000	2,104,291
Refunding RB Water & Sewer System Series 2020 A	4.00%	06/15/45 (a)	100,000	96,889
Refunding RB Water & Sewer System Series 2022 A	5.00%	06/15/51 (a)	250,000	260,550
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/27	10,000	10,384
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/32	70,000	81,067
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/34	80,000	94,988
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/39 (a)	110,000	125,076
Refunding RB Water & Sewer System Series 2024 A	5.25%	06/15/53 (a)	750,000	807,670
New York State Thruway Authority
RB Series 2016 A	5.00%	01/01/46 (a)	200,000	200,053
RB Series 2016 A	4.00%	01/01/51 (a)	85,000	75,547
RB Series 2016 A	5.00%	01/01/51 (a)	75,000	75,012
RB Series 2016 A	5.25%	01/01/56 (a)	200,000	200,072
RB Series 2019 B	5.00%	01/01/30	135,000	148,298
RB Series 2019 B	4.00%	01/01/37 (a)	3,520,000	3,556,563
RB Series 2019 B	4.00%	01/01/38 (a)	100,000	100,802
RB Series 2019 B	4.00%	01/01/39 (a)	175,000	176,002
RB Series 2019 B	4.00%	01/01/40 (a)(c)	50,000	50,061
RB Series 2019 B	4.00%	01/01/41 (a)	125,000	122,956
RB Series 2019 B	4.00%	01/01/45 (a)	750,000	701,869
RB Series 2019 B	4.00%	01/01/45 (a)(c)	100,000	95,553
RB Series 2019 B	3.00%	01/01/46 (a)	910,000	700,822
RB Series 2019 B	3.00%	01/01/53 (a)(c)	100,000	72,155
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2019 B	4.00%	01/01/53 (a)(c)	30,000	27,170
RB Series 2020 N	4.00%	01/01/42 (a)	90,000	89,764
RB Series 2020 N	3.00%	01/01/50 (a)	70,000	50,485
RB Personal Income Tax Revenue Series 2022 C	5.00%	03/15/53 (a)	5,040,000	5,172,719
RB Personal Income Tax Revenue Series 2022 C	4.13%	03/15/57 (a)	450,000	418,492
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/39 (a)	1,000,000	1,141,435
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/44 (a)	600,000	640,553
RB Personal Income Tax Revenue Series 2025 B	5.00%	03/15/56 (a)	750,000	774,592
RB Personal Income Tax Revenue Series 2025 B	5.00%	03/15/59 (a)	1,000,000	1,029,627
Refunding RB Series 2018 L	5.00%	01/01/30 (a)	100,000	104,879
Refunding RB Series 2018 L	5.00%	01/01/33 (a)	135,000	141,275
Refunding RB Series 2018 L	5.00%	01/01/34 (a)	215,000	224,763
Refunding RB Series 2018 L	5.00%	01/01/35 (a)	130,000	135,711
Refunding RB Series 2018 L	4.00%	01/01/36 (a)	25,000	25,220
Refunding RB Series 2018 L	3.50%	01/01/37 (a)	325,000	324,470
Refunding RB Series 2021 O	5.00%	01/01/33 (a)	6,315,000	7,053,562
Refunding RB Series 2021 O	4.00%	01/01/41 (a)	225,000	226,131
Refunding RB Series 2021 O	4.00%	01/01/42 (a)	150,000	149,782
Refunding RB Series 2021 O	4.00%	01/01/45 (a)	750,000	727,031
Refunding RB Series 2024 P	5.00%	01/01/27	1,100,000	1,127,474
Refunding RB Series 2024 P	5.00%	01/01/34	155,000	182,065
Refunding RB Series 2024 P	5.00%	01/01/36 (a)	25,000	28,956
Refunding RB Series 2024 P	5.00%	01/01/44 (a)	100,000	107,101
Refunding RB Series 2024 P	5.00%	01/01/49 (a)	100,000	104,984
Refunding RB Series 2024 P	5.25%	01/01/54 (a)	295,000	312,633
Refunding RB Series 2024 Q	5.00%	01/01/28	95,000	100,100
Refunding RB Personal Income Tax Revenue Series 2021 A1	5.00%	03/15/30	90,000	99,209
Refunding RB Personal Income Tax Revenue Series 2021 A1	3.00%	03/15/49 (a)	1,000,000	753,280
Refunding RB Personal Income Tax Revenue Series 2021 A1	4.00%	03/15/52 (a)	695,000	637,908
Refunding RB Personal Income Tax Revenue Series 2021 A1	4.00%	03/15/54 (a)	500,000	456,116
Refunding RB Personal Income Tax Revenue Series 2021 A-1	5.00%	03/15/35 (a)	250,000	275,345
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/37 (a)	5,080,000	5,183,715
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/41 (a)	250,000	249,892
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/45 (a)	220,000	211,022
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/47 (a)	500,000	467,636
Refunding RB Personal Income Tax Revenue Series 2021 A-1	3.00%	03/15/48 (a)	130,000	98,631
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/56 (a)	335,000	304,319
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/57 (a)	350,000	316,418
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/59 (a)	215,000	193,230
Refunding RB Personal Income Tax Revenue Series 2022	5.00%	03/15/40 (a)	220,000	239,503
Refunding RB Personal Income Tax Revenue Series 2022	4.00%	03/15/43 (a)	230,000	225,046
Refunding RB Personal Income Tax Revenue Series 2022	4.00%	03/15/44 (a)	235,000	227,989
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28	45,000	47,482
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/30	220,000	242,511
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/31	4,000,000	4,486,136
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/35 (a)	380,000	429,157
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/39 (a)	190,000	209,184
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	45,000	46,478
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	450,000	419,548
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/51 (a)	645,000	601,470
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Onondaga Civic Development Corp.
RB Syracuse University Series 2025	4.50%	12/01/50 (a)	1,000,000	981,800
Onondaga County Trust for Cultural Resources
Refunding RB Syracuse University Series 2019	5.00%	12/01/45 (a)	500,000	516,383
Refunding RB Syracuse University Series 2019	4.00%	12/01/49 (a)	500,000	448,617
Port Authority of New York & New Jersey
RB Series 2012 175th	3.25%	12/01/42 (a)	795,000	689,414
RB Series 2019	4.00%	11/01/41 (a)	200,000	200,969
RB Series 2019	5.00%	11/01/44 (a)	2,620,000	2,709,585
RB Series 2022 237	5.00%	01/15/52 (a)	1,060,000	1,104,188
RB Series 2023 241	5.00%	07/15/41 (a)	10,000	10,937
RB Series 2023 241	5.00%	07/15/42 (a)	250,000	270,988
Refunding RB Series 2016 198	5.00%	11/15/46 (a)	25,000	25,185
Refunding RB Series 2016 198	5.25%	11/15/56 (a)	160,000	160,597
Refunding RB Series 2017	5.25%	10/15/57 (a)	200,000	202,873
Refunding RB Series 2017 205	5.00%	11/15/32 (a)	100,000	104,340
Refunding RB Series 2017 205	5.00%	11/15/34 (a)	125,000	130,030
Refunding RB Series 2018 209	5.00%	07/15/32 (a)	150,000	158,959
Refunding RB Series 2018 209	5.00%	07/15/34 (a)	65,000	68,630
Refunding RB Series 2018 209	5.00%	07/15/35 (a)	320,000	337,302
Refunding RB Series 2018 211	4.00%	09/01/43 (a)	150,000	146,696
Refunding RB Series 2019 212	4.00%	09/01/37 (a)	250,000	254,709
Refunding RB Series 2019 212th	5.00%	09/01/34 (a)	135,000	145,399
Refunding RB Series 2019 212th	4.00%	09/01/39 (a)	500,000	506,405
Refunding RB Series 2019 213	5.00%	09/01/34 (a)	200,000	215,405
Refunding RB Series 2020 222	5.00%	07/15/33 (a)	125,000	137,460
Refunding RB Series 2020 222	5.00%	07/15/34 (a)	150,000	164,356
Refunding RB Series 2020 222	5.00%	07/15/35 (a)	245,000	267,684
Refunding RB Series 2020 222	4.00%	07/15/39 (a)	100,000	101,956
Refunding RB Series 2020 222	4.00%	07/15/40 (a)	40,000	40,603
Refunding RB Series 2021 224	4.00%	07/15/41 (a)	150,000	151,895
Refunding RB Series 2021 224	4.00%	07/15/61 (a)	300,000	269,023
Refunding RB Series 2022 230	4.00%	12/01/26	25,000	25,361
Refunding RB Series 2022 233	5.25%	08/01/52 (a)	180,000	190,101
Refunding RB Series 2023 240	5.00%	07/15/53 (a)	200,000	208,708
Refunding RB Series 2023 243	5.00%	12/01/37 (a)	90,000	101,839
Refunding RB Series 2024 244	5.00%	07/15/35 (a)	250,000	292,506
Refunding RB Series 2024 244	5.00%	07/15/38 (a)	2,000,000	2,286,903
Refunding RB Series 2024 244	5.00%	07/15/39 (a)	145,000	164,598
Refunding RB Series 2024 245	5.00%	09/01/37 (a)	65,000	74,902
Refunding RB Series 2024 245	5.00%	09/01/49 (a)	1,000,000	1,049,026
Refunding RB Series 2024 245	5.00%	09/01/54 (a)	250,000	261,121
Refunding RB Series 2025 250	5.00%	10/15/28	2,250,000	2,407,222
Refunding RB Series 2025 250	5.00%	10/15/32	1,000,000	1,155,751
State of New York
GO Bonds Series 2013 A	3.50%	03/01/43 (a)	45,000	42,332
Refunding GO Bonds Series 2025 A	5.00%	03/15/38 (a)	150,000	176,486
Suffolk County Water Authority
Refunding RB Series 2015	4.00%	06/01/31 (a)	100,000	100,115
Refunding RB Series 2015	3.00%	06/01/32 (a)	100,000	100,034
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Triborough Bridge & Tunnel Authority
RB Series 2015 A	5.00%	11/15/50 (a)	125,000	125,008
RB Series 2017 C-2	5.00%	11/15/42 (a)	3,500,000	3,579,903
RB Series 2018 A	5.00%	11/15/45 (a)	200,000	204,554
RB Series 2018 A	4.00%	11/15/47 (a)	200,000	185,284
RB Series 2018 A	4.00%	11/15/48 (a)	1,000,000	923,718
RB Series 2020 A	5.00%	11/15/49 (a)	1,150,000	1,180,893
RB Series 2020 A	4.00%	11/15/54 (a)	580,000	525,820
RB Series 2020 A	5.00%	11/15/54 (a)	3,000,000	3,068,011
RB Series 2021 A	5.00%	11/15/51 (a)	140,000	142,871
RB Series 2022 A	5.00%	11/15/42 (a)	30,000	32,079
RB Series 2022 A	5.00%	11/15/47 (a)	290,000	301,154
RB Series 2022 A	5.50%	11/15/57 (a)	1,000,000	1,064,132
RB Series 2024 A-1	4.00%	11/15/54 (a)	35,000	31,731
RB Series 2025 A	5.00%	02/01/28	1,400,000	1,473,274
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C1A	4.00%	05/15/46 (a)	100,000	92,650
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C1A	5.00%	05/15/51 (a)	120,000	122,852
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C3	3.00%	05/15/51 (a)	500,000	367,503
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	2.50%	05/15/51 (a)	310,000	197,133
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	4.00%	05/15/51 (a)	125,000	113,036
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	4.00%	05/15/26	100,000	100,564
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/26	200,000	201,857
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/28	160,000	169,943
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/29	200,000	217,603
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/31	1,280,000	1,447,269
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/32	155,000	178,087
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/41 (a)	45,000	48,962
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.00%	05/15/47 (a)	395,000	407,807
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	4.13%	05/15/52 (a)	1,000,000	931,210
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/52 (a)	330,000	343,180
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	4.50%	05/15/47 (a)	20,000	20,114
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	5.25%	05/15/47 (a)	110,000	115,754
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	5.50%	05/15/52 (a)	645,000	684,267
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 B	5.00%	11/15/28 (a)	570,000	608,803
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/49 (a)	170,000	176,908
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/54 (a)	150,000	155,316
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2025 B-1	5.00%	03/15/27	1,420,000	1,463,321
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2025 B-2	5.00%	03/15/29	1,000,000	1,083,720
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/37 (a)	150,000	174,010
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/38 (a)	50,000	57,540
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/42 (a)	500,000	548,865
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/44 (a)	500,000	536,195
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/47 (a)	2,085,000	2,219,054
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/54 (a)	1,050,000	1,107,716
RB Real Estate Transfer Tax Series 2025 A	5.50%	12/01/59 (a)	250,000	267,284
Refunding RB Series 2012 B	3.68%	11/15/32 (d)	200,000	162,264
Refunding RB Series 2013 A	4.54%	11/15/31 (d)	305,000	255,139
Refunding RB Series 2016 A	5.00%	11/15/46 (a)	100,000	100,197
Refunding RB Series 2017 B	5.00%	11/15/27 (a)	65,000	67,090
Refunding RB Series 2017 B	5.00%	11/15/29 (a)	25,000	25,829
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 B	5.00%	11/15/31 (a)	500,000	516,354
Refunding RB Series 2017 B	5.00%	11/15/33 (a)	500,000	515,411
Refunding RB Series 2017 B	5.00%	11/15/34 (a)	200,000	205,962
Refunding RB Series 2017 B	5.00%	11/15/35 (a)	300,000	308,490
Refunding RB Series 2017 B	5.00%	11/15/36 (a)	480,000	492,692
Refunding RB Series 2017 B	5.00%	11/15/37 (a)	310,000	317,752
Refunding RB Series 2017 C-1	5.00%	11/15/28	335,000	359,297
Refunding RB Series 2018 B	5.00%	11/15/30	50,000	56,006
Refunding RB Series 2018 C	5.00%	11/15/37 (a)	185,000	194,118
Refunding RB Series 2023 A	5.00%	11/15/26	1,450,000	1,482,294
Refunding RB Series 2023 A	5.00%	11/15/28	200,000	214,506
Refunding RB Series 2023 A	5.00%	11/15/31	120,000	136,740
Refunding RB Series 2023 A	5.00%	11/15/36 (a)	135,000	152,699
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	4.00%	05/15/46 (a)	1,350,000	1,250,769
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	5.00%	05/15/51 (a)	2,050,000	2,095,037
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-2	3.00%	05/15/32 (a)	25,000	25,258
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/47 (a)	135,000	139,377
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	4.00%	05/15/51 (a)	175,000	158,250
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/52	250,000	277,573
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/57 (a)	250,000	254,392
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E	5.00%	11/15/27 (a)	275,000	286,181
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E	5.00%	11/15/32 (a)	330,000	378,403
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E-1	5.00%	11/15/27 (a)	300,000	312,197
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/26	2,285,000	2,335,492
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/34 (a)	65,000	74,586
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/34 (a)	30,000	34,693
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/36 (a)	95,000	108,491
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.25%	11/15/40 (a)	115,000	128,892
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B	4.13%	05/15/54 (a)	670,000	621,154
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-1	5.25%	05/15/54 (a)	1,700,000	1,788,404
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-2	5.00%	05/15/31 (a)	2,165,000	2,431,916
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/34	2,225,000	2,628,963
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/35 (a)	3,000,000	3,500,632
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/36 (a)	6,000,000	6,946,897
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/38 (a)	275,000	313,094
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2022 A	4.00%	05/15/52 (a)	200,000	183,296
RB Series 2022 A	5.25%	05/15/52 (a)	260,000	272,961
RB Series 2022 A	4.00%	05/15/57 (a)	150,000	134,740
RB Series 2022 A	5.25%	05/15/57 (a)	500,000	520,517
RB Series 2023 A	4.13%	05/15/53 (a)	150,000	139,923
RB Series 2023 A	4.25%	05/15/58 (a)	350,000	325,745
RB Series 2023A	4.00%	05/15/48 (a)	460,000	429,734
RB Series 2024 A-1	5.00%	05/15/49 (a)	1,000,000	1,038,204
RB Series 2024 A-1	4.00%	05/15/54 (a)	150,000	135,128
RB Series 2024 A-1	5.00%	05/15/54 (a)	340,000	351,328
RB Series 2024 A-1	5.25%	05/15/59 (a)	2,545,000	2,659,270
RB Series 2024 A-1	4.13%	05/15/64 (a)	470,000	423,932
RB Series 2024 A-1	5.25%	05/15/64 (a)	1,250,000	1,301,716
Troy Capital Resource Corp.
Refunding RB Rensselaer Polytechnic Institute Series 2020 A	4.00%	09/01/40 (a)	200,000	198,664
Trust for Cultural Resources of The City of New York
Refunding RB Lincoln Center for the Performing Arts, Inc. Series 2020 A	4.00%	12/01/33 (a)	250,000	259,009
Utility Debt Securitization Authority
Refunding RB Series 2016 A	5.00%	12/15/28 (a)	200,000	202,207
Refunding RB Series 2022 TE	5.00%	12/15/30	125,000	138,109
Refunding RB Series 2022 TE	5.00%	06/15/31	85,000	95,281
Refunding RB Series 2022 TE	5.00%	12/15/31	195,000	221,684
Refunding RB Series 2025 TE-2	5.00%	12/15/40 (a)	1,400,000	1,597,018
				694,623,039
NORTH CAROLINA 1.0%
City of Charlotte
Refunding COP Series 2021 A	3.00%	06/01/48 (a)	170,000	127,868
City of Charlotte Airport Revenue
RB Series 2022 A	4.00%	07/01/52 (a)	500,000	470,635
Refunding RB Series 2025 A	5.00%	07/01/50 (a)	500,000	526,046
Refunding RB Series 2025 A	5.25%	07/01/55 (a)	1,000,000	1,072,077
City of Charlotte Water & Sewer System Revenue
RB Series 2024	5.00%	07/01/54 (a)	250,000	264,047
City of Raleigh Combined Enterprise System Revenue
Refunding RB Series 2023	5.00%	09/01/48 (a)	250,000	264,015
County of Guilford
GO Bonds Series 2025	5.00%	03/01/31	25,000	28,187
GO Bonds Series 2025	5.00%	03/01/32	2,500,000	2,865,194
GO Bonds Series 2025	5.00%	03/01/33	1,290,000	1,498,395
GO Bonds Series 2025	5.00%	03/01/37 (a)	3,290,000	3,831,747
County of Union Enterprise System Revenue
RB Series 2021	3.00%	06/01/46 (a)	100,000	78,243
County of Wake
Refunding GO Bonds Series 2023 A	5.00%	05/01/34 (a)	6,710,000	7,761,197
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina Capital Facilities Finance Agency
Refunding RB Duke University Series 2016 B	5.00%	07/01/42 (a)	100,000	101,040
North Carolina Municipal Power Agency No. 1
Refunding RB Series 2015 A	5.00%	01/01/27 (a)	60,000	60,127
Refunding RB Series 2015 A	5.00%	01/01/28 (a)	1,100,000	1,103,334
North Carolina State University at Raleigh
Refunding RB Series 2020 A	5.00%	10/01/30 (a)	155,000	170,937
North Carolina Turnpike Authority
RB Series 2009 B	3.89%	01/01/37 (c)(d)	25,000	16,619
RB Series 2019	4.58%	01/01/40 (a)(d)	200,000	111,822
RB Series 2019	4.56%	01/01/41 (a)(d)	195,000	102,842
RB Series 2019	4.51%	01/01/49 (a)(d)	250,000	82,986
RB Series 2019	5.00%	01/01/49 (a)	320,000	323,655
RB Series 2019	4.00%	01/01/55 (a)	200,000	173,491
RB Series 2024 A	5.00%	01/01/58 (a)(c)	1,115,000	1,139,557
Refunding RB Series 2017 A	5.00%	07/01/54 (a)	200,000	200,275
Refunding RB Series 2018	4.00%	01/01/37 (a)(c)	40,000	40,408
Refunding RB Series 2018	4.00%	01/01/41 (a)(c)	140,000	140,149
State of North Carolina
GO Bonds Series 2019 B	5.00%	06/01/29	130,000	141,190
RB Series 2019	5.00%	03/01/27	25,000	25,714
RB Series 2019	5.00%	03/01/30 (a)	200,000	214,777
RB Series 2019	5.00%	03/01/31 (a)	125,000	134,161
RB Series 2019	5.00%	03/01/32 (a)	100,000	107,168
RB Series 2019	5.00%	03/01/33 (a)	35,000	37,424
RB Series 2019	5.00%	03/01/34 (a)	75,000	80,000
RB Highway Trust Fund Series 2020 B	5.00%	05/01/27	290,000	299,723
RB Highway Trust Fund Series 2020 B	5.00%	05/01/28	30,000	31,729
RB Highway Trust Fund Series 2020 B	5.00%	05/01/29	50,000	54,083
RB Highway Trust Fund Series 2020 B	5.00%	05/01/31 (a)	225,000	247,849
RB Highway Trust Fund Series 2020 B	3.00%	05/01/32 (a)	25,000	24,877
RB Highway Trust Fund Series 2020 B	3.00%	05/01/34 (a)	30,000	29,704
Refunding GO Bonds Series 2025 C	5.00%	06/01/33	500,000	582,574
Refunding GO Bonds Series 2025 C	5.00%	06/01/34	500,000	588,437
Refunding RB Series 2014 B	5.00%	06/01/26	95,000	95,979
Refunding RB Series 2017 B	5.00%	05/01/26	195,000	196,597
Refunding RB Series 2017 B	5.00%	05/01/27	330,000	341,064
Refunding RB Series 2017 B	5.00%	05/01/28 (a)	930,000	960,704
Refunding RB Series 2017 B	5.00%	05/01/29 (a)	80,000	82,575
Refunding RB Series 2025	5.00%	03/01/28	115,000	121,082
Refunding RB Series 2025	5.00%	03/01/29	1,000,000	1,076,056
				28,028,360
OHIO 0.9%
American Municipal Power, Inc.
RB Greenup Hydroelectric Revenue Series 2016 A	5.00%	02/15/41 (a)	275,000	275,800
Refunding RB Fremont Energy Center Revenue Series 2021 A	5.00%	02/15/34 (a)	125,000	137,588
Refunding RB Fremont Energy Center Revenue Series 2021 A	4.00%	02/15/37 (a)	155,000	158,498
Refunding RB Fremont Energy Center Revenue Series 2021 A	4.00%	02/15/38 (a)	250,000	254,236
Refunding RB Prairie State Energy Campus Revenue Series 2019 C	4.00%	02/15/39 (a)	275,000	277,741
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/34 (a)	65,000	67,110
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/36 (a)	345,000	353,074
Bedford City School District
GO Bonds Series 2025	5.50%	12/01/55 (a)(c)	235,000	247,876
Brunswick City School District
GO Bonds Series 2023	5.50%	12/01/60 (a)(c)	60,000	63,363
City of Columbus
Refunding GO Bonds Series 2016 1	5.00%	07/01/26	125,000	126,554
Refunding GO Bonds Series 2017 1	5.00%	04/01/29 (a)	100,000	104,372
City of Columbus Sewerage Revenue
Refunding RB Series 2015	5.00%	06/01/29 (a)	85,000	85,828
Columbus Regional Airport Authority
Refunding RB Series 2025 B	5.25%	01/01/55 (a)	250,000	263,240
County of Hamilton Sales Tax Revenue
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	75,000	76,703
Refunding RB Series 2016 A	4.00%	12/01/31 (a)	450,000	454,542
JobsOhio Beverage System
Refunding RB Series 2025 A	5.00%	01/01/37 (a)	875,000	1,018,787
North Ridgeville City School District
GO Bonds Series 2024	4.50%	12/01/61 (a)	250,000	241,913
Northeast Ohio Regional Sewer District
Refunding RB Series 2017	4.00%	11/15/43 (a)	100,000	98,724
Ohio Higher Educational Facility Commission
RB Oberlin College Series 2023 A	5.00%	10/01/48 (a)	250,000	259,382
RB Oberlin College Series 2023 A	5.25%	10/01/53 (a)	145,000	151,225
Refunding RB Case Western Reserve University Series 2016	5.00%	12/01/40 (a)	200,000	201,843
Refunding RB John Carroll University Series 2022	4.00%	10/01/52 (a)	75,000	59,010
Ohio State University
RB Series 2023 B	5.00%	12/01/33 (a)	95,000	109,439
Refunding RB Series 2020 A	5.00%	12/01/29	140,000	153,232
Ohio Turnpike & Infrastructure Commission
RB Series 2013 A-2	3.79%	02/15/36 (d)	300,000	214,464
RB Series 2018 A	4.00%	02/15/32 (a)	125,000	128,124
RB Series 2018 A	5.00%	02/15/32 (a)	200,000	209,924
RB Series 2018 A	5.00%	02/15/33 (a)	205,000	214,782
RB Series 2021 A	5.00%	02/15/46 (a)	5,200,000	5,410,979
Refunding RB Series 2022 A	5.00%	02/15/31	50,000	55,918
Refunding RB Series 2022 A	5.00%	02/15/39 (a)	105,000	116,532
Ohio University
Refunding RB Series 2017 A	5.00%	12/01/44 (a)	400,000	405,094
Ohio Water Development Authority
RB Series 2018	5.00%	06/01/28 (a)	280,000	295,273
RB Drinking Water Assistance Fund Series 2019	5.00%	12/01/29 (a)	175,000	191,047
RB Drinking Water Assistance Fund Series 2023 A	5.00%	12/01/33 (a)	5,000,000	5,812,671
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/41 (a)	600,000	665,994
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/44 (a)	50,000	53,885
RB Fresh Water Fund Series 2024 A	5.00%	06/01/31	135,000	152,399
Ohio Water Development Authority Water Pollution Control Loan Fund
RB Series 2024 C	2.45%	12/01/54 (a)(c)(e)	400,000	400,000
RB Series 2024 D	5.00%	12/01/35 (a)	100,000	117,326
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 D	5.00%	12/01/36 (a)	55,000	63,976
RB Series 2024 E	5.00%	12/01/30	235,000	263,351
RB Series 2025	5.00%	12/01/35 (a)	1,250,000	1,484,792
Refunding RB Series 2023 A	5.00%	12/01/27	20,000	20,970
Port of Greater Cincinnati Development Authority
Refunding RB Series 2024 B	4.25%	12/01/48 (a)(c)	60,000	57,556
Refunding RB Series 2024 B	5.00%	12/01/53 (a)	100,000	101,533
Refunding RB Series 2024 B	4.38%	12/01/58 (a)(c)	250,000	237,380
Shaker Heights City School District
GO Bonds Series 2024	5.25%	12/15/59 (a)	150,000	158,192
State of Ohio
RB Series 2018 1	5.00%	12/15/27	110,000	115,361
Refunding GO Bonds Series 2017 B	5.00%	09/15/28	375,000	400,632
Refunding GO Bonds Series 2017 U	5.00%	05/01/26	75,000	75,614
Refunding GO Bonds Series 2017 U	5.00%	05/01/27	260,000	268,717
Refunding GO Bonds Series 2021 B	5.00%	09/15/29	35,000	38,249
Refunding GO Bonds Series 2021 B	5.00%	09/15/31	30,000	34,087
University of Cincinnati
RB Series 2024 A	5.00%	06/01/49 (a)	295,000	305,939
RB Series 2024 A	5.25%	06/01/49 (a)	80,000	84,289
				23,395,130
OKLAHOMA 0.7%
Canadian County Educational Facilities Authority
RB Independent School District No. 69 Mustang Series 2017	3.00%	09/01/29 (a)	100,000	99,826
RB Independent School District No. 69 Mustang Series 2023 A	5.25%	09/01/34 (a)	75,000	86,363
Cleveland County Educational Facilities Authority
RB Independent School District No. 2 Moore Series 2021	4.00%	06/01/27	225,000	229,004
Grand River Dam Authority
RB Electric System Revenue Series 2023	5.00%	06/01/38 (a)	220,000	243,406
RB Electric System Revenue Series 2023	5.00%	06/01/39 (a)	50,000	55,007
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	35,000	35,712
Refunding RB Series 2016 A	5.00%	06/01/30 (a)	180,000	183,611
Refunding RB Series 2016 A	5.00%	06/01/31 (a)	75,000	76,484
Refunding RB Series 2016 A	5.00%	06/01/32 (a)	45,000	45,862
Refunding RB Series 2024 A	5.00%	06/01/39 (a)	95,000	105,622
Refunding RB Series 2024 A	5.00%	06/01/41 (a)	570,000	624,779
Oklahoma Capitol Improvement Authority
RB Series 2020 B	4.00%	07/01/50 (a)	100,000	92,913
Oklahoma City Water Utilities Trust
RB Series 2024	5.00%	07/01/54 (a)	5,000,000	5,248,133
Oklahoma County Finance Authority
RB Independent School District No. 4 Choctaw-Nicoma Park Series 2023	5.00%	09/01/36 (a)	685,000	756,777
Oklahoma County Independent School District No. 89 Oklahoma City
GO Bonds Series 2023 A	3.00%	07/01/26	375,000	375,647
GO Bonds Series 2024 A	1.25%	07/01/26	150,000	148,971
GO Bonds Series 2024 A	4.00%	07/01/27	45,000	45,991
Oklahoma Industries Authority
RB Oklahoma County Independent School District No. 89 Oklahoma City Series 2024	5.00%	04/01/32	965,000	1,093,586
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oklahoma Municipal Power Authority
Refunding RB Series 2025 A	5.25%	01/01/56 (a)	1,000,000	1,062,595
Oklahoma Turnpike Authority
RB Series 2017 A	5.00%	01/01/42 (a)	25,000	25,000
RB Series 2017 A	4.00%	01/01/47 (a)	110,000	103,191
RB Series 2017 C	4.00%	01/01/42 (a)	850,000	850,556
RB Series 2018 A	4.00%	01/01/48 (a)	100,000	94,106
RB Series 2023	5.50%	01/01/53 (a)	340,000	361,429
RB Series 2025 A	5.00%	01/01/39 (a)	120,000	136,429
RB Series 2025 A	5.25%	01/01/47 (a)	2,000,000	2,152,615
RB Series 2025 A	5.50%	01/01/54 (a)	1,765,000	1,916,618
Refunding RB Series 2017 D	5.00%	01/01/26	105,000	105,000
Refunding RB Series 2017 D	5.00%	01/01/27	125,000	128,110
Refunding RB Series 2017 D	5.00%	01/01/28	75,000	78,576
Refunding RB Series 2020 A	5.00%	01/01/30	35,000	38,224
Oklahoma Water Resources Board
RB Series 2021	5.00%	04/01/51 (a)	150,000	155,013
RB Series 2024 B	4.25%	10/01/50 (a)	300,000	292,562
RB Drinking Water State Revolving Fund Series 2023 A	4.00%	04/01/48 (a)	255,000	240,749
RB Drinking Water State Revolving Fund Series 2023 A	4.13%	04/01/53 (a)	200,000	186,518
RB State Revolving Fund Series 2025 A	5.25%	04/01/50 (a)	750,000	799,989
University of Oklahoma
RB Series 2021 A	5.00%	07/01/46 (a)(c)	135,000	140,206
RB Series 2021 A	4.00%	07/01/51 (a)(c)	275,000	253,791
Refunding RB Series 2024 A	5.00%	07/01/49 (a)(c)	150,000	155,992
				18,824,963
OREGON 0.5%
City of Portland Sewer System Revenue
Refunding RB Series 2023 A	5.00%	12/01/47 (a)	100,000	104,286
Refunding RB Series 2025 A	5.00%	10/01/54 (a)	530,000	556,513
Clackamas County School District No. 12 North Clackamas
GO Bonds Series 2017 A	4.02%	06/15/36 (a)(c)(d)	50,000	31,888
GO Bonds Series 2017 A	4.15%	06/15/38 (a)(c)(d)	500,000	289,082
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	200,000	205,183
County of Multnomah
GO Bonds Series 2021 A	5.00%	06/15/29	60,000	65,119
Deschutes Public Library District
GO Bonds Series 2021	3.00%	12/01/41 (a)	50,000	43,325
Hillsboro School District No. 1J
GO Bonds Series 2017	5.00%	06/15/38 (a)(c)	25,000	25,616
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	50,000	51,296
Multnomah County School District No. 1J Portland
GO Bonds Series 2020	5.00%	06/15/26 (c)	100,000	101,098
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	111,393
Oregon City School District No. 62
GO Bonds Series 2018 B	5.00%	06/15/49 (a)(c)	150,000	152,347
GO Bonds Series 2025 B	5.00%	06/15/49 (a)(c)	250,000	266,203
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Salem-Keizer School District No. 24J
GO Bonds Series 2009 B	3.22%	06/15/29 (c)(d)	70,000	63,420
GO Bonds Series 2018	5.00%	06/15/37 (a)(c)	75,000	78,430
State of Oregon
GO Bonds Series 2023 A	5.00%	05/01/34 (a)	75,000	86,389
GO Bonds Series 2023 A	5.00%	05/01/36 (a)	30,000	34,135
GO Bonds Series 2023 A	5.00%	05/01/37 (a)	75,000	84,701
GO Bonds Series 2023 A	5.00%	05/01/38 (a)	75,000	84,177
GO Bonds Series 2023 A	5.00%	05/01/43 (a)	110,000	118,282
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	120,000	125,606
Refunding GO Bonds Series 2025 A	5.00%	05/01/27	140,000	144,694
State of Oregon Department of Transportation
RB Series 2020 A	5.00%	11/15/40 (a)	290,000	309,560
RB Series 2022 A	5.25%	11/15/47 (a)	10,000	10,672
RB Series 2023 A	5.00%	11/15/42 (a)	100,000	108,166
Refunding RB Series 2019 A	5.00%	11/15/36 (a)	200,000	214,329
Refunding RB Series 2024 A	5.00%	11/15/33	7,500,000	8,750,044
Refunding RB Series 2024 A	5.00%	11/15/34	250,000	294,741
Tri-County Metropolitan Transportation District of Oregon
RB Payroll Tax Revenue Series 2018 A	5.00%	09/01/43 (a)(b)	100,000	104,123
University of Oregon
RB Series 2020 A	5.00%	04/01/50 (a)	250,000	255,044
Washington & Multnomah Counties School District No. 48J Beaverton
GO Bonds Series 2022 B	5.00%	06/15/52 (a)(c)	250,000	259,035
GO Bonds Series 2025 A	4.98%	06/15/42 (a)(c)(d)	1,000,000	470,960
GO Bonds Series 2025 A	5.07%	06/15/43 (a)(c)(d)	1,000,000	440,911
GO Bonds Series 2025 A	5.21%	06/15/45 (a)(c)(d)	1,000,000	388,142
				14,428,910
PENNSYLVANIA 3.0%
Allegheny County Sanitary Authority
RB Series 2018	5.00%	06/01/43 (a)	150,000	153,877
RB Series 2018	4.00%	06/01/48 (a)	70,000	66,374
Refunding RB Series 2024	4.00%	12/01/49 (a)	115,000	107,554
Refunding RB Series 2025	5.00%	12/01/50 (a)	2,000,000	2,094,336
City of Philadelphia
GO Bonds Series 2025 A	5.00%	08/01/42 (a)	500,000	551,394
GO Bonds Series 2025 A	5.25%	08/01/45 (a)	145,000	158,040
Refunding GO Bonds Series 2025 C	5.00%	08/01/28	500,000	529,815
Refunding GO Bonds Series 2025 C	5.00%	08/01/32	500,000	568,421
City of Philadelphia Water & Wastewater Revenue
RB Series 2018 A	5.00%	10/01/43 (a)	30,000	30,935
RB Series 2018 A	5.00%	10/01/48 (a)	25,000	25,480
RB Series 2018 A	5.00%	10/01/53 (a)	80,000	81,319
RB Series 2019 B	5.00%	11/01/44 (a)	3,070,000	3,148,833
RB Series 2019 B	5.00%	11/01/49 (a)	200,000	204,607
RB Series 2021 C	5.00%	10/01/46 (a)	225,000	233,525
RB Series 2021 C	4.00%	10/01/51 (a)	300,000	274,522
RB Series 2024 C	5.00%	09/01/37 (a)	90,000	102,873
RB Series 2024 C	5.00%	09/01/38 (a)	150,000	170,324
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 C	5.25%	09/01/49 (a)	65,000	69,399
Refunding RB Series 2023 B	5.00%	09/01/28 (c)	85,000	90,500
Commonwealth of Pennsylvania
GO Bonds Series 2020-1	3.00%	05/01/35 (a)	500,000	490,135
GO Bonds Series 2016 1st	3.13%	02/01/36 (a)(c)	505,000	497,456
GO Bonds Series 2016 2nd	4.00%	09/15/30 (a)	100,000	100,861
GO Bonds Series 2016 2nd	4.00%	09/15/31 (a)	35,000	35,290
GO Bonds Series 2016 2nd	4.00%	09/15/32 (a)	125,000	125,989
GO Bonds Series 2016 2nd	3.00%	09/15/33 (a)(c)	100,000	97,446
GO Bonds Series 2016 2nd	4.00%	09/15/34 (a)	25,000	25,171
GO Bonds Series 2016 2nd	3.00%	09/15/35 (a)	525,000	511,437
GO Bonds Series 2016 2nd	3.00%	09/15/36 (a)	270,000	260,123
GO Bonds Series 2018 1st	5.00%	03/01/27	250,000	257,291
GO Bonds Series 2018 1st	5.00%	03/01/32 (a)	175,000	183,752
GO Bonds Series 2018 1st	4.00%	03/01/34 (a)(c)	1,000,000	1,023,133
GO Bonds Series 2018 1st	4.00%	03/01/36 (a)	8,205,000	8,357,385
GO Bonds Series 2018 1st	3.75%	03/01/39 (a)(c)	100,000	100,307
GO Bonds Series 2020 1	2.00%	05/01/39 (a)	230,000	180,544
GO Bonds Series 2020 1	2.13%	05/01/40 (a)	85,000	65,458
GO Bonds Series 2021 1st	2.00%	05/15/37 (a)	330,000	271,752
GO Bonds Series 2021 1st	2.00%	05/15/38 (a)	40,000	32,065
GO Bonds Series 2021 1st	2.00%	05/15/39 (a)	25,000	19,524
GO Bonds Series 2021 1st	2.00%	05/15/40 (a)	305,000	228,990
GO Bonds Series 2021 1st	2.00%	05/15/41 (a)	150,000	108,770
GO Bonds Series 2022	5.00%	10/01/26	250,000	254,662
GO Bonds Series 2022	5.00%	10/01/28	210,000	224,124
GO Bonds Series 2022	5.00%	10/01/30	75,000	83,444
GO Bonds Series 2022	5.00%	10/01/34 (a)	50,000	56,879
GO Bonds Series 2022	5.00%	10/01/38 (a)	150,000	164,891
GO Bonds Series 2022	5.00%	10/01/40 (a)	25,000	27,118
GO Bonds Series 2023 1st	5.00%	09/01/26	1,000,000	1,016,547
GO Bonds Series 2023 1st	5.00%	09/01/27	430,000	448,015
GO Bonds Series 2023 1st	5.00%	09/01/28	110,000	117,177
GO Bonds Series 2023 1st	5.00%	09/01/31	625,000	707,551
GO Bonds Series 2023 1st	5.00%	09/01/32	320,000	367,733
GO Bonds Series 2023 1st	5.00%	09/01/36 (a)	250,000	284,026
GO Bonds Series 2023 1st	5.00%	09/01/38 (a)	500,000	559,400
GO Bonds Series 2023 1st	4.00%	09/01/40 (a)	4,350,000	4,476,078
GO Bonds Series 2023 1st	4.00%	09/01/41 (a)	3,000,000	3,046,605
GO Bonds Series 2023 1st	4.00%	09/01/42 (a)	100,000	100,447
GO Bonds Series 2024 1st	5.00%	08/15/27	250,000	260,191
GO Bonds Series 2024 1st	5.00%	08/15/29	50,000	54,431
GO Bonds Series 2024 1st	5.00%	08/15/31	65,000	73,530
GO Bonds Series 2024 1st	5.00%	08/15/33	40,000	46,509
GO Bonds Series 2024 1st	5.00%	08/15/34	175,000	205,809
GO Bonds Series 2024 BID	5.00%	08/15/37 (a)	25,000	28,537
GO Bonds Series 2024 BID	4.00%	08/15/41 (a)	200,000	203,475
Refunding COP Series 2018 A	5.00%	07/01/43 (a)	200,000	204,592
Refunding GO Bonds Series 2016 1	5.00%	09/15/26	200,000	203,505
Refunding GO Bonds Series 2016 2	5.00%	01/15/28 (a)	300,000	307,572
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016 2nd	5.00%	01/15/27	30,000	30,779
Refunding GO Bonds Series 2017 1	5.00%	01/01/26	120,000	120,000
Refunding GO Bonds Series 2017 1	5.00%	01/01/27	360,000	368,992
Refunding GO Bonds Series 2017 1	5.00%	01/01/28 (a)	695,000	711,893
Refunding GO Bonds Series 2017 1	3.00%	01/01/31 (a)	75,000	74,399
Refunding GO Bonds Series 2019	5.00%	07/15/26	250,000	253,338
Refunding GO Bonds Series 2019	5.00%	07/15/27	620,000	643,966
Refunding GO Bonds Series 2019	5.00%	07/15/28	185,000	196,502
Refunding GO Bonds Series 2019	5.00%	07/15/29	100,000	108,592
Refunding GO Bonds Series 2023 1st	5.00%	09/01/26	215,000	218,558
Refunding GO Bonds Series 2023 1st	5.00%	09/01/29	60,000	65,359
Refunding GO Bonds Series 2023 1st	5.00%	09/01/32	3,085,000	3,545,172
Refunding GO Bonds Series 2025 A	5.00%	08/15/27	475,000	494,364
County of Allegheny
GO Bonds Series 2020 C-78	4.00%	11/01/45 (a)	50,000	48,602
GO Bonds Series 2020 C-78	4.00%	11/01/49 (a)	2,750,000	2,543,595
GO Bonds Series 2024 C-80	5.00%	12/01/54 (a)	150,000	154,258
Delaware River Joint Toll Bridge Commission
RB Series 2017	5.00%	07/01/42 (a)	100,000	101,947
Delaware River Port Authority
Refunding RB Series 2018 B	5.00%	01/01/26	130,000	130,000
Delaware Valley Regional Finance Authority
RB Series 1998 A	5.50%	08/01/28 (c)	585,000	624,870
RB Series 2002	5.75%	07/01/32	645,000	756,963
Refunding RB Series 2023 A	4.00%	03/01/33 (a)	445,000	472,079
Refunding RB Series 2023 A	4.00%	03/01/34 (a)	90,000	95,698
Northampton County General Purpose Authority
Refunding RB Lafayette College Series 2017	5.00%	11/01/34 (a)	250,000	258,564
Refunding RB Lehigh University Series 2024 A	5.00%	11/15/34	200,000	234,245
Pennsylvania Economic Development Financing Authority
RB Villanova University Series 2024	5.00%	08/01/49 (a)	250,000	262,020
Pennsylvania Higher Educational Facilities Authority
RB Series 2016 AT-1	3.00%	06/15/45 (a)(b)	5,000	4,239
RB Series 2016 AT-1	3.00%	06/15/45 (a)	325,000	251,204
RB Trustees of the University of Pennsylvania Series 2017 A	4.00%	08/15/41 (a)	45,000	45,069
RB Trustees of the University of Pennsylvania Series 2018 A	4.00%	02/15/43 (a)	215,000	212,491
Pennsylvania State University
RB Series 2016 A	5.00%	09/01/41 (a)	1,000,000	1,005,196
RB Series 2017 A	5.00%	09/01/47 (a)	150,000	151,545
RB Series 2023	5.25%	09/01/48 (a)	10,000	10,635
Refunding RB Series 2025 A	5.25%	09/01/50 (a)	2,200,000	2,366,362
Pennsylvania Turnpike Commission
RB Series 2016 A-1	5.00%	12/01/41 (a)	450,000	452,911
RB Series 2016 A-1	5.00%	12/01/46 (a)	250,000	250,862
RB Series 2017 A	4.00%	12/01/37 (a)(c)	100,000	100,621
RB Series 2017 A-1	5.00%	12/01/47 (a)	1,000,000	1,013,822
RB Series 2017 B-1	5.25%	06/01/47 (a)	200,000	202,676
RB Series 2018 A2	5.00%	12/01/48 (a)	500,000	511,176
RB Series 2018 A-2	5.00%	12/01/43 (a)	90,000	92,863
RB Series 2019 A	5.00%	12/01/39 (a)	50,000	53,044
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2019 A	5.00%	12/01/44 (a)	305,000	315,095
RB Series 2019 A	5.00%	12/01/44 (a)	200,000	207,861
RB Series 2019 A	4.00%	12/01/49 (a)	100,000	93,397
RB Series 2019 A	4.00%	12/01/49 (a)(c)	410,000	383,500
RB Series 2019 A	5.00%	12/01/49 (a)	120,000	123,596
RB Series 2020 B	5.00%	12/01/45 (a)	360,000	375,013
RB Series 2020 B	5.00%	12/01/50 (a)	735,000	759,757
RB Series 2021 A	3.00%	12/01/42 (a)	80,000	67,197
RB Series 2021 A	4.00%	12/01/43 (a)	60,000	58,899
RB Series 2021 A	4.00%	12/01/46 (a)	270,000	254,772
RB Series 2021 A	4.00%	12/01/50 (a)	1,105,000	1,023,712
RB Series 2024 C	5.00%	12/01/49 (a)	700,000	736,294
RB Series 2024 C	5.25%	12/01/54 (a)	200,000	213,226
RB Series 2025 A	4.13%	12/01/50 (a)	1,000,000	937,927
RB Series 2025 A	5.25%	12/01/55 (a)	220,000	235,033
Refunding RB Series 2015 A-1	4.00%	12/01/41 (a)	110,000	109,998
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	190,000	194,105
Refunding RB Series 2016 A	3.38%	12/01/41 (a)	370,000	343,110
Refunding RB Series 2016 B	5.00%	06/01/28 (a)	120,000	121,183
Refunding RB Series 2016 B	4.00%	06/01/33 (a)	120,000	120,499
Refunding RB Series 2016 B	4.00%	06/01/34 (a)	50,000	50,192
Refunding RB Series 2017 2nd	5.00%	12/01/31 (a)	250,000	261,354
Refunding RB Series 2017 2nd	5.00%	12/01/33 (a)	50,000	52,118
Refunding RB Series 2017 2nd	5.00%	12/01/34 (a)	60,000	62,466
Refunding RB Series 2017 2nd	5.00%	12/01/35 (a)	95,000	98,630
Refunding RB Series 2017 2nd	5.00%	12/01/36 (a)	385,000	398,859
Refunding RB Series 2017 3	5.00%	12/01/40 (a)	490,000	503,508
Refunding RB Series 2017 B2	5.00%	06/01/28 (a)	60,000	62,074
Refunding RB Series 2017 B-2	4.00%	06/01/37 (a)(c)	365,000	368,827
Refunding RB Series 2017 B-2	4.00%	06/01/38 (a)	125,000	125,834
Refunding RB Series 2017 B-2	4.00%	06/01/39 (a)	100,000	100,582
Refunding RB Series 2022 A	5.00%	12/01/32	435,000	500,957
Refunding RB Series 2022 A	5.00%	12/01/33 (a)	200,000	229,211
Refunding RB Series 2022 B	5.25%	12/01/52 (a)	250,000	262,908
Refunding RB Series 2023 1st	5.00%	12/01/33 (a)	6,000,000	6,863,924
Refunding RB Series 2023 A	5.00%	12/01/53 (a)	200,000	208,401
Refunding RB Series 2023 A	5.25%	12/01/53 (a)	200,000	211,991
Refunding RB Series 2024 1st	5.00%	12/01/36 (a)	125,000	143,706
Refunding RB Series 2024 1st	5.00%	12/01/41 (a)	60,000	66,538
Refunding RB Series 2024 1st	5.00%	12/01/41 (a)	250,000	275,486
Refunding RB Series 2024 1st	5.00%	12/01/42 (a)	1,000,000	1,097,107
Refunding RB Series 2024 1st	5.00%	12/01/43 (a)	295,000	320,030
Refunding RB Series 2025 2nd	5.00%	12/01/26	250,000	255,629
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
RB Series 2018 A	5.25%	12/01/44 (a)	500,000	517,620
RB Series 2018 A	5.00%	12/01/48 (a)	100,000	102,235
RB Series 2018 B	5.00%	12/01/43 (a)	500,000	513,846
RB Series 2018 B	5.00%	12/01/48 (a)	500,000	508,294
RB Series 2025 A	5.25%	12/01/53 (a)	1,025,000	1,099,740
RB Series 2025 B	5.00%	12/01/53 (a)	500,000	518,342
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 A	5.00%	12/01/46 (a)	125,000	130,818
Refunding RB Series 2021 A	4.00%	12/01/51 (a)	700,000	641,745
Refunding RB Series 2021 B	5.00%	12/01/46 (a)	260,000	269,911
Refunding RB Series 2021 B	4.00%	12/01/51 (a)	100,000	92,301
Refunding RB Series 2021 B	4.00%	12/01/53 (a)	200,000	183,392
Philadelphia Authority for Industrial Development
RB St. Joseph’s University Series 2022	5.25%	11/01/52 (a)	310,000	318,265
Refunding RB St. Joseph’s University Series 2020 A	4.00%	11/01/45 (a)	200,000	180,883
Philadelphia Gas Works Co.
RB Series 2020 A	4.00%	08/01/45 (a)(c)	370,000	358,391
RB Series 2020 A	5.00%	08/01/50 (a)(c)	180,000	184,489
RB Series 2024 A	5.25%	08/01/49 (a)	250,000	263,527
Refunding RB Series 2017 15th	5.00%	08/01/42 (a)	150,000	152,329
Refunding RB Series 2017 15th	5.00%	08/01/47 (a)	350,000	352,626
Pittsburgh Water & Sewer Authority
RB Series 1998 B	3.23%	09/01/28 (c)(d)	15,000	13,866
RB Series 1998 B	3.26%	09/01/29 (c)(d)	15,000	13,456
Refunding RB Series 2019 B	4.00%	09/01/34 (a)(c)	75,000	77,696
School District of Philadelphia
GO Bonds Series 2018 B	4.00%	09/01/43 (a)(c)	195,000	190,467
GO Bonds Series 2019 A	5.00%	09/01/44 (a)(c)	115,000	117,515
GO Bonds Series 2019 D	3.00%	09/01/44 (a)(c)	50,000	40,419
GO Bonds Series 2023 A	5.50%	09/01/48 (a)(c)	100,000	105,954
Refunding GO Bonds Series 2007 A	5.00%	06/01/34 (c)	125,000	142,453
Refunding GO Bonds Series 2016 F	5.00%	09/01/26 (c)	20,000	20,299
Refunding GO Bonds Series 2016 F	5.00%	09/01/27 (a)(c)	85,000	86,329
Refunding GO Bonds Series 2016 F	5.00%	09/01/28 (a)(c)	110,000	111,650
Southeastern Pennsylvania Transportation Authority
RB Series 2022	5.25%	06/01/47 (a)	50,000	52,516
RB Series 2022	5.25%	06/01/52 (a)	250,000	260,325
State Public School Building Authority
RB School District of Philadelphia Series 2006 B	5.00%	06/01/29 (c)	95,000	101,756
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/31 (a)(c)	95,000	96,569
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/32 (a)(c)	100,000	101,597
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/33 (a)(c)	670,000	680,277
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2023 A	5.00%	02/15/34 (a)	800,000	931,951
Refunding RB Series 2021	4.00%	04/15/26 (a)	180,000	180,281
Refunding RB Series 2023	5.00%	02/15/29 (a)	560,000	602,275
				83,908,237
RHODE ISLAND 0.1%
Rhode Island Commerce Corp.
RB Series 2016 B	5.00%	06/15/27 (a)	100,000	100,974
RB Series 2016 B	5.00%	06/15/29 (a)	250,000	252,249
RB Series 2016 B	5.00%	06/15/31 (a)	80,000	80,759
Rhode Island Health & Educational Building Corp.
RB Providence College Series 2023	5.00%	11/01/53 (a)	150,000	153,353
Refunding RB Brown University Series 2017 A	5.00%	09/01/29 (a)	165,000	171,366
Refunding RB Bryant University Series 2024	5.00%	06/01/48 (a)	250,000	255,627
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rhode Island Turnpike & Bridge Authority
Refunding RB Series 2016 A	5.00%	10/01/40 (a)	1,250,000	1,252,783
				2,267,111
SOUTH CAROLINA 0.6%
Charleston County Airport District
RB Series 2024 B	5.25%	07/01/54 (a)	360,000	380,018
Charleston Educational Excellence Finance Corp.
Refunding RB School District Series 2023	5.00%	12/01/26	75,000	76,634
City of Charleston Waterworks & Sewer System Revenue
RB Series 2024 A	5.00%	01/01/49 (a)	200,000	212,914
RB Series 2024 A	5.00%	01/01/54 (a)	2,500,000	2,639,615
City of Columbia Waterworks & Sewer System Revenue
Refunding RB Series 2016 B	4.00%	02/01/41 (a)	100,000	100,090
City of Rock Hill Combined Utility System Revenue
RB Series 2024 A	5.00%	01/01/54 (a)	200,000	205,347
Greenville County School District
Refunding RB Series 2023	5.00%	12/01/26	150,000	153,432
Refunding RB Series 2023	5.00%	12/01/27	295,000	309,197
Greenville-Spartanburg Airport District
RB Series 2024 A	5.25%	07/01/54 (a)	250,000	263,902
Horry County School District
GO Bonds Series 2024	5.00%	03/01/28 (c)	160,000	168,670
GO Bonds Series 2024	5.00%	03/01/29 (c)	165,000	178,020
Piedmont Municipal Power Agency
Refunding RB Catawba Project Power Sales Revenue Series 2021 C	5.00%	01/01/34 (a)	230,000	234,326
South Carolina Public Service Authority
RB Series 2015 E	5.25%	12/01/55 (a)	350,000	350,100
RB Series 2021 B	5.00%	12/01/43 (a)	215,000	221,586
RB Series 2021 B	4.00%	12/01/51 (a)	85,000	75,015
RB Series 2022 A	5.00%	12/01/31	55,000	61,722
RB Series 2022 A	4.00%	12/01/43 (a)	160,000	152,211
RB Series 2022 A	5.00%	12/01/44 (a)	480,000	498,750
RB Series 2022 A	4.00%	12/01/47 (a)	500,000	452,943
RB Series 2022 A	4.00%	12/01/52 (a)	330,000	290,033
RB Series 2022E	5.75%	12/01/47 (a)	360,000	386,871
RB Series 2024 A	5.25%	12/01/49 (a)	2,075,000	2,182,975
RB Series 2025 A	5.00%	12/01/50 (a)	250,000	261,150
RB Series 2025 A	5.00%	12/01/55 (a)	250,000	255,512
Refunding RB Series 2014 C	4.00%	12/01/45 (a)	30,000	27,656
Refunding RB Series 2015 A	5.00%	12/01/50 (a)	110,000	110,010
Refunding RB Series 2016 A	5.00%	12/01/29 (a)	85,000	85,781
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	125,000	126,143
Refunding RB Series 2016 A	5.00%	12/01/35 (a)	400,000	403,017
Refunding RB Series 2016 A	5.00%	12/01/37 (a)	115,000	115,733
Refunding RB Series 2016 B	5.00%	12/01/37 (a)	30,000	30,421
Refunding RB Series 2016 B	5.00%	12/01/46 (a)	100,000	100,359
Refunding RB Series 2020 A	5.00%	12/01/31 (a)	75,000	82,718
Refunding RB Series 2020 A	5.00%	12/01/32 (a)	210,000	230,054
Refunding RB Series 2020 A	4.00%	12/01/40 (a)	1,500,000	1,488,768
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	4.00%	12/01/42 (a)	150,000	145,326
Refunding RB Series 2020 A	5.00%	12/01/43 (a)	40,000	40,951
Refunding RB Series 2021 A	4.00%	12/01/34 (a)	165,000	170,451
Refunding RB Series 2024 B	5.00%	12/01/37 (a)(c)	55,000	62,294
Refunding RB Series 2024 B	5.00%	12/01/41 (a)	135,000	146,595
Refunding RB Series 2024 B	5.00%	12/01/42 (a)(c)	275,000	298,011
Refunding RB Series 2024 B	5.00%	12/01/43 (a)	45,000	47,875
Refunding RB Series 2024 B	4.13%	12/01/44 (a)	215,000	204,639
Refunding RB Series 2024 B	5.00%	12/01/46 (a)	260,000	270,608
Refunding RB Series 2024 B	5.00%	12/01/54 (a)(c)	2,190,000	2,271,764
Refunding RB Series 2024 B	5.25%	12/01/54 (a)	200,000	208,420
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017 A	5.00%	10/01/40 (a)	25,000	25,634
Refunding RB Series 2021 B	5.00%	10/01/26	50,000	50,921
Refunding RB Series 2021 B	5.00%	10/01/27	50,000	52,140
Refunding RB Series 2021 B	5.00%	10/01/28	180,000	192,057
Refunding RB Series 2021 B	5.00%	10/01/31	25,000	28,342
Spartanburg County School District No. 4
GO Bonds Series 2022 A	5.25%	03/01/52 (a)(c)	375,000	394,572
University of South Carolina
RB Series 2021 A	5.00%	05/01/46 (a)	65,000	68,166
				17,590,459
TENNESSEE 0.9%
City of Clarksville Water Sewer & Gas Revenue
RB Series 2021 A	5.00%	02/01/45 (a)	35,000	36,392
RB Series 2021 A	4.00%	02/01/51 (a)	270,000	249,188
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB Belmont University Series 2023	5.25%	05/01/53 (a)	50,000	51,311
RB Vanderbilt University Series 2024	5.00%	10/01/34	10,000	11,759
RB Vanderbilt University Series 2024	4.00%	10/01/54 (a)	100,000	92,824
RB Vanderbilt University Series 2024	5.00%	10/01/54 (a)	1,000,000	1,054,681
Refunding RB Lipscomb University Obligated Group Series 2019 A	5.25%	10/01/58 (a)	250,000	239,556
Metropolitan Government Nashville & Davidson County Sports Authority
RB Series 2023 A	5.25%	07/01/48 (a)(c)	250,000	262,681
RB Sports Authority Series 2023 A	5.25%	07/01/53 (a)(c)	1,000,000	1,041,944
Metropolitan Government of Nashville & Davidson County
GO Bonds Series 2017	4.00%	07/01/30 (a)	65,000	66,129
GO Bonds Series 2017	4.00%	07/01/34 (a)	200,000	202,152
GO Bonds Series 2018	5.00%	07/01/26	150,000	151,873
GO Bonds Series 2018	5.00%	07/01/27	40,000	41,519
GO Bonds Series 2018	5.00%	07/01/30 (a)	125,000	132,496
GO Bonds Series 2018	4.00%	07/01/33 (a)	125,000	127,899
GO Bonds Series 2018	4.00%	07/01/37 (a)	150,000	151,797
GO Bonds Series 2021 C	5.00%	01/01/29	50,000	53,667
GO Bonds Series 2021 C	5.00%	01/01/30	50,000	54,865
GO Bonds Series 2021 C	4.00%	01/01/31	45,000	48,121
GO Bonds Series 2021 C	3.00%	01/01/33 (a)	50,000	49,792
GO Bonds Series 2021 C	3.00%	01/01/34 (a)	125,000	123,505
GO Bonds Series 2021 C	3.00%	01/01/35 (a)	55,000	53,956
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022 B	4.00%	01/01/42 (a)	270,000	270,569
GO Bonds Series 2024 A	5.00%	01/01/32	445,000	506,860
GO Bonds Series 2024 A	5.00%	01/01/33	8,595,000	9,926,788
GO Bonds Series 2024 B	5.00%	01/01/36 (a)	5,400,000	6,233,611
GO Bonds Series 2024 B	4.00%	01/01/37 (a)	55,000	58,012
GO Bonds Series 2024 C	5.00%	01/01/40 (a)	345,000	383,695
GO Bonds Series 2024 C	5.00%	01/01/41 (a)	75,000	82,503
GO Bonds Series 2024 C	4.00%	01/01/44 (a)	250,000	243,543
GO Bonds Series 2024 C	4.00%	01/01/45 (a)	500,000	480,456
Refunding GO Bonds Series 2016	2.50%	01/01/29 (a)	310,000	306,250
Metropolitan Government of Nashville & Davidson County Electric Revenue
RB Series 2021 A	5.00%	05/15/46 (a)	25,000	25,975
RB Series 2024 A	5.25%	05/15/49 (a)	150,000	161,084
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021 A	4.00%	07/01/46 (a)	490,000	461,797
Refunding RB Series 2025	5.00%	07/01/38 (a)	550,000	626,531
Metropolitan Nashville Airport Authority
RB Series 2019 A	4.00%	07/01/54 (a)	25,000	22,941
Tennessee State School Bond Authority
RB Series 2022 A	5.00%	11/01/47 (a)(c)	115,000	120,384
RB Series 2022 A	5.00%	11/01/52 (a)(c)	100,000	103,890
				24,312,996
TEXAS 10.1%
Alamo Community College District
GO Bonds Series 2022	5.00%	02/15/27	655,000	673,076
GO Bonds Series 2022	5.00%	02/15/30	10,000	10,939
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	2,500,000	2,331,612
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	2,500,000	2,313,600
Allen Independent School District
GO Bonds Series 2025	4.38%	02/15/50 (a)(c)	250,000	249,576
Anna Independent School District
GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	480,000	510,841
Aubrey Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	200,000	190,535
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	1,025,000	953,166
Austin Community College District
GO Bonds Series 2015	4.00%	08/01/40 (a)	325,000	324,990
GO Bonds Series 2023	5.25%	08/01/53 (a)	55,000	57,938
Refunding GO Bonds Series 2025	5.25%	08/01/50 (a)	200,000	212,150
Austin Independent School District
GO Bonds Series 2023	4.00%	08/01/48 (a)	500,000	475,019
GO Bonds Series 2023	5.00%	08/01/48 (a)	50,000	51,103
GO Bonds Series 2024	5.00%	08/01/36 (a)(c)	100,000	114,471
GO Bonds Series 2024	5.00%	08/01/37 (a)(c)	50,000	56,768
GO Bonds Series 2024	5.00%	08/01/38 (a)(c)	70,000	78,941
GO Bonds Series 2024	4.00%	08/01/43 (a)(c)	360,000	352,706
GO Bonds Series 2024	4.00%	08/01/44 (a)(c)	355,000	342,590
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Azle Independent School District
Refunding GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	1,225,000	1,155,994
Barbers Hill Independent School District
GO Bonds Series 2022	4.00%	02/15/41 (a)(c)	100,000	100,611
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	460,000	430,277
Bastrop Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	125,000	130,038
GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	1,000,000	1,031,476
Belton Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	390,000	370,508
Bexar County Hospital District
GO Bonds Series 2020	5.00%	02/15/45 (a)	25,000	25,629
GO Bonds Series 2020	4.00%	02/15/50 (a)	845,000	756,847
GO Bonds Series 2022	4.25%	02/15/52 (a)	910,000	844,085
GO Bonds Series 2023	5.00%	02/15/48 (a)	245,000	254,417
Board of Regents of the University of Texas System
RB Series 2016 B	5.00%	08/15/26	265,000	269,073
RB Series 2016 E	5.00%	08/15/26	50,000	50,769
RB Series 2016 J	5.00%	08/15/26	185,000	187,844
RB Series 2017 B	3.38%	08/15/44 (a)	185,000	163,066
RB Series 2019 B	5.00%	08/15/29	380,000	413,124
RB Series 2019 B	5.00%	08/15/49	300,000	334,599
RB Series 2023 A	5.00%	08/15/33 (a)	320,000	365,472
RB Series 2023 A	5.00%	08/15/34 (a)	650,000	738,544
RB Series 2023 A	5.00%	08/15/43 (a)	4,720,000	5,032,967
RB Series 2024 B	5.00%	08/15/41 (a)	130,000	143,603
RB Series 2024 B	5.00%	08/15/42 (a)	105,000	114,790
RB Series 2024 B	4.00%	08/15/54 (a)	1,165,000	1,064,209
RB Series 2025 A	5.00%	08/15/29	425,000	462,047
Refunding RB Series 2014 B	5.00%	08/15/26	220,000	223,382
Refunding RB Series 2019 A	5.00%	08/15/32 (a)	25,000	27,016
Refunding RB Series 2019 A	5.00%	08/15/34 (a)	235,000	252,561
Refunding RB Series 2020 A	5.00%	08/15/30	150,000	166,473
Refunding RB Series 2020 C	5.00%	08/15/31	145,000	163,866
Refunding RB Series 2021 A	4.00%	08/15/35 (a)	50,000	52,359
Refunding RB Series 2021 A	2.00%	08/15/36 (a)	250,000	213,617
Refunding RB Series 2022 A	3.25%	08/15/52 (a)	50,000	39,400
Refunding RB Series 2024 A	5.00%	08/15/26	200,000	203,074
Refunding RB Series 2024 A	5.00%	08/15/28	185,000	196,727
Refunding RB Series 2024 A	5.00%	08/15/29	275,000	298,971
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	80,000	93,218
Refunding RB Series 2024 A	5.00%	08/15/37 (a)	250,000	286,514
Refunding RB Series 2024 A	4.13%	08/15/54 (a)	90,000	83,954
Canutillo Independent School District
GO Bonds Series 2024 A	5.25%	02/15/54 (a)(c)	365,000	387,301
Carrollton-Farmers Branch Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(b)(c)	30,000	34,559
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	220,000	229,551
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	230,597
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (a)(c)	550,000	515,444
Central Texas Regional Mobility Authority
RB Series 2020 E	4.00%	01/01/50 (a)	155,000	140,621
RB Series 2021 B	5.00%	01/01/46 (a)	300,000	308,399
RB Series 2021 B	4.00%	01/01/51 (a)	900,000	807,130
RB Series 2021 C	5.00%	01/01/27 (a)	200,000	200,588
Refunding RB Series 2016	3.38%	01/01/41 (a)	145,000	129,220
Refunding RB Series 2021 D	4.00%	01/01/44 (a)	545,000	517,047
Central Texas Turnpike System
RB Series 2002 A	3.54%	08/15/26 (c)(d)	100,000	98,197
RB Series 2002 A	3.60%	08/15/27 (c)(d)	100,000	95,389
RB Series 2002 A	3.26%	08/15/29 (c)(d)	225,000	202,394
RB Series 2002 A	3.61%	08/15/30 (c)(d)	100,000	87,231
Refunding RB Series 2020 A	5.00%	08/15/39 (a)	85,000	90,451
Refunding RB Series 2020 A	3.00%	08/15/40 (a)	395,000	342,049
Refunding RB Series 2024 A	5.00%	08/15/32	305,000	346,503
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	150,000	172,018
Refunding RB Series 2024 A	5.00%	08/15/37 (a)	55,000	62,055
Refunding RB Series 2024 C	5.00%	08/15/31	55,000	61,574
Refunding RB Series 2024 C	5.00%	08/15/33	305,000	348,743
Refunding RB Series 2024 C	5.00%	08/15/34	1,265,000	1,457,229
Refunding RB Series 2024 C	5.00%	08/15/38 (a)	135,000	150,983
Refunding RB Series 2024 C	5.00%	08/15/39 (a)	405,000	449,917
Refunding RB Series 2024 C	5.00%	08/15/40 (a)	250,000	275,200
Refunding RB Series 2024 C	5.00%	08/15/41 (a)	100,000	109,191
Refunding RB Series 2024 C	5.00%	08/15/42 (a)	800,000	866,288
Chambers County Justice Center Public Facilities Corp.
RB Series 2024	5.50%	06/01/55 (a)	25,000	26,436
City of Austin Airport System Revenue
RB Series 2017 A	5.00%	11/15/46 (a)	150,000	150,650
City of Austin Electric Utility Revenue
RB Series 2019 B	5.00%	11/15/44 (a)	225,000	232,157
RB Series 2024	5.00%	11/15/54 (a)	630,000	654,351
Refunding RB Series 2020 A	5.00%	11/15/50 (a)	200,000	205,362
Refunding RB Series 2023	5.00%	11/15/48 (a)	15,000	15,635
Refunding RB Series 2025	5.00%	11/15/50 (a)	810,000	847,516
City of Austin Water & Wastewater System Revenue
Refunding RB Series 2016	5.00%	11/15/45 (a)	25,000	25,170
Refunding RB Series 2022	5.00%	11/15/28	260,000	278,110
Refunding RB Series 2022	5.00%	11/15/52 (a)	100,000	103,907
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	5.00%	07/15/49 (a)	750,000	771,860
City of Dallas
Refunding GO Bonds Series 2017	3.00%	02/15/33 (a)(c)	125,000	124,263
Refunding GO Bonds Series 2017	3.13%	02/15/35 (a)(c)	100,000	98,700
Refunding GO Bonds Series 2017	3.25%	02/15/37 (a)(c)	260,000	252,790
Refunding GO Bonds Series 2023 A	5.00%	02/15/29	80,000	85,852
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Dallas Waterworks & Sewer System Revenue
RB Series 2018 C	4.00%	10/01/43 (a)	500,000	490,122
RB Series 2021 C	3.00%	10/01/46 (a)	205,000	158,365
RB Series 2023 A	4.00%	10/01/52 (a)	475,000	433,088
Refunding RB Series 2016 A	5.00%	10/01/30 (a)	85,000	86,421
City of El Paso
GO Bonds Series 2016	4.00%	08/15/42 (a)	330,000	325,308
GO Bonds Series 2016	4.00%	08/15/42 (a)(b)	5,000	5,044
GO Bonds Series 2021 B	4.00%	08/15/47 (a)	200,000	183,306
City of El Paso Water & Sewer Revenue
RB Series 2022	5.00%	03/01/52 (a)	50,000	51,072
RB Series 2022 A	4.00%	03/01/44 (a)	200,000	191,677
RB Series 2023	5.25%	03/01/49 (a)	60,000	63,092
Refunding RB Series 2025	4.00%	03/01/50 (a)	250,000	229,950
City of Georgetown Utility System Revenue
RB Series 2022	5.00%	08/15/42 (a)(c)	100,000	105,422
RB Series 2022	4.25%	08/15/47 (a)(c)	50,000	48,027
City of Houston
GO Bonds Series 2023 A	5.00%	03/01/34 (a)	200,000	227,175
GO Bonds Series 2023 A	5.25%	03/01/42 (a)	550,000	597,166
GO Bonds Series 2024 A	5.00%	03/01/44 (a)	250,000	265,362
GO Bonds Series 2024 A	5.25%	03/01/49 (a)	1,700,000	1,809,820
GO Bonds Series 2024 A	4.13%	03/01/51 (a)	450,000	415,348
Refunding GO Bonds Series 2016 A	5.00%	03/01/27 (a)	120,000	120,465
Refunding GO Bonds Series 2017 A	5.00%	03/01/26	25,000	25,098
Refunding GO Bonds Series 2017 A	5.00%	03/01/29 (a)	250,000	257,099
Refunding GO Bonds Series 2019 A	5.00%	03/01/28	160,000	168,358
Refunding GO Bonds Series 2019 A	5.00%	03/01/29	505,000	543,089
Refunding GO Bonds Series 2019 A	5.00%	03/01/30 (a)	100,000	107,504
City of Houston Airport System Revenue
Refunding RB Series 2018 B	5.00%	07/01/29 (a)	50,000	52,822
Refunding RB Series 2018 D	5.00%	07/01/37 (a)	130,000	135,399
Refunding RB Series 2018 D	5.00%	07/01/38 (a)	115,000	119,501
Refunding RB Series 2023 B	5.00%	07/01/32 (c)	310,000	353,250
City of Houston Combined Utility System Revenue
RB Series 1998 A	3.08%	12/01/28 (b)(c)(d)	110,000	101,181
RB Series 2019 B	4.00%	11/15/44 (a)	150,000	143,781
RB Series 2019 B	5.00%	11/15/49 (a)	100,000	102,393
Refunding RB Series 2016 B	4.00%	11/15/31 (a)	95,000	95,817
Refunding RB Series 2016 B	5.00%	11/15/36 (a)	30,000	30,473
Refunding RB Series 2016 B	4.00%	11/15/37 (a)	380,000	380,870
Refunding RB Series 2017 B	5.00%	11/15/42 (a)	125,000	127,607
Refunding RB Series 2017 B	4.00%	11/15/47 (a)	500,000	462,188
Refunding RB Series 2019 A	5.00%	11/15/33 (a)	250,000	275,134
Refunding RB Series 2021 A	4.00%	11/15/46 (a)	200,000	189,132
Refunding RB Series 2024 A	5.00%	11/15/27	105,000	109,855
Refunding RB Series 2024 A	5.00%	11/15/29	375,000	409,466
Refunding RB Series 2024 A	5.00%	11/15/32	125,000	143,022
Refunding RB Series 2024 A	5.00%	11/15/33	40,000	46,175
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	130,000	150,410
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	11/15/35 (a)	260,000	298,717
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	335,000	381,511
Refunding RB Series 2024 A	5.25%	11/15/49 (a)	275,000	293,918
Refunding RB Series 2024 A	5.25%	11/15/54 (a)	240,000	255,062
City of Hutto
GO Bonds Series 2024	4.13%	08/01/49 (a)(c)	250,000	237,709
GO Bonds Series 2024	4.25%	08/01/54 (a)(c)	245,000	233,665
City of Lubbock Electric Light & Power System Revenue
RB Series 2021	4.00%	04/15/46 (a)	60,000	55,448
RB Series 2021	4.00%	04/15/51 (a)	250,000	223,752
City of New Braunfels Utility System Revenue
Refunding RB Series 2024	4.00%	07/01/55 (a)	295,000	267,048
City of Pflugerville
GO Bonds Series 2023	4.00%	08/01/49 (a)	250,000	230,435
City of San Antonio Electric & Gas Systems Revenue
RB Series 2018 A	5.00%	02/01/26	170,000	170,330
RB Series 2020	5.00%	02/01/49 (a)	415,000	424,968
RB Series 2021 A	5.00%	02/01/46 (a)	1,600,000	1,649,907
RB Series 2023 A	5.25%	02/01/42 (a)	5,000	5,467
RB Series 2023 A	5.50%	02/01/50 (a)	750,000	806,398
RB Series 2024 A	5.00%	02/01/42 (a)	255,000	276,245
RB Series 2024 A	5.25%	02/01/43 (a)	340,000	372,016
RB Series 2024 A	5.25%	02/01/44 (a)	210,000	227,851
RB Series 2024 A	5.25%	02/01/49 (a)	490,000	521,524
RB Series 2024 C	5.00%	02/01/54 (a)	250,000	258,328
RB Series 2024 E	5.25%	02/01/49 (a)	385,000	410,951
Refunding RB Series 2015	4.00%	02/01/30 (a)	75,000	75,076
Refunding RB Series 2016	5.00%	02/01/26	125,000	125,243
Refunding RB Series 2016	5.00%	02/01/27 (a)	40,000	40,541
Refunding RB Series 2016	5.00%	02/01/29 (a)	150,000	152,050
Refunding RB Series 2016	5.00%	02/01/30 (a)	10,000	10,133
Refunding RB Series 2017	4.00%	02/01/47 (a)	810,000	752,895
Refunding RB Series 2018	5.00%	02/01/28	385,000	404,589
Refunding RB Series 2018 0	5.00%	02/01/27	50,000	51,342
Refunding RB Series 2019	5.00%	02/01/34 (a)	190,000	205,030
Refunding RB Series 2019	5.00%	02/01/35 (a)	30,000	32,236
Refunding RB Series 2019	5.00%	02/01/36 (a)	110,000	117,735
Refunding RB Series 2019	3.00%	02/01/37 (a)	95,000	89,777
Refunding RB Series 2024 B	5.00%	02/01/40 (a)	1,000,000	1,105,858
Refunding RB Series 2024 B	5.25%	02/01/49 (a)	265,000	282,049
City of Seguin
GO Bonds Series 2024	5.25%	09/01/58 (a)	200,000	208,083
GO Bonds Series 2025	5.50%	09/01/59 (a)	1,000,000	1,076,238
City of Waco
GO Bonds Series 2024 A	5.00%	02/01/49 (a)	350,000	367,045
Cleburne Independent School District
GO Bonds Series 2016	5.00%	02/15/41 (a)(c)	90,000	90,056
Comal Independent School District
GO Bonds Series 2022	4.00%	02/01/43 (a)(c)	1,000,000	996,183
GO Bonds Series 2022	2.63%	02/01/47 (a)(c)	100,000	70,295
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025	5.00%	02/01/48 (a)(c)	2,500,000	2,632,622
Refunding GO Bonds Series 2024	3.00%	02/15/39 (a)(c)	370,000	348,157
Conroe Independent School District
GO Bonds Series 2022 A	4.00%	02/15/47 (a)(c)	1,000,000	950,020
GO Bonds Series 2024	5.00%	02/15/37 (a)(c)	45,000	51,120
GO Bonds Series 2024	5.00%	02/15/39 (a)(c)	355,000	398,011
GO Bonds Series 2024	5.00%	02/15/41 (a)(c)	365,000	401,060
GO Bonds Series 2024	5.00%	02/15/43 (a)(c)	75,000	80,920
County of Bexar
GO Bonds Series 2017	5.00%	06/15/43 (a)(b)	415,000	419,400
Refunding GO Bonds Series 2017	4.00%	06/15/41 (a)	220,000	220,021
County of Fort Bend
GO Bonds Series 2023	5.25%	03/01/53 (a)	35,000	37,055
County of Fort Bend Toll Road Revenue
Refunding RB Series 2025	5.25%	03/01/55 (a)	350,000	370,677
County of Harris
GO Bonds Series 2023 A	5.00%	09/15/48 (a)	250,000	261,849
GO Bonds Series 2024	4.00%	09/15/49 (a)	50,000	46,739
Refunding GO Bonds Series 2022 A	5.00%	10/01/26	115,000	117,136
Refunding GO Bonds Series 2024 A	5.00%	09/15/54 (a)	1,000,000	1,044,856
Refunding GO Bonds Series 2025 A	5.00%	09/15/27	275,000	286,748
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/30 (a)	45,000	45,619
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/33 (a)	100,000	101,246
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/41 (a)	250,000	251,550
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/47 (a)	25,000	25,094
County of Harris Toll Road Revenue
RB Series 2024 A	5.00%	08/15/36 (a)	65,000	74,471
RB Series 2024 A	5.00%	08/15/39 (a)	180,000	201,099
RB Series 2024 A	4.00%	08/15/41 (a)	440,000	442,599
RB Series 2024 A	4.00%	08/15/42 (a)	715,000	709,083
RB Series 2024 A	5.00%	08/15/44 (a)	100,000	106,654
RB Series 2024 A	4.00%	08/15/49 (a)	200,000	182,406
RB Series 2024 A	4.00%	08/15/54 (a)	500,000	445,098
RB Series 2024 A	5.25%	08/15/54 (a)	985,000	1,045,439
Refunding RB Series 2018 A	5.00%	08/15/31 (a)	130,000	136,470
Refunding RB Series 2018 A	5.00%	08/15/32 (a)	200,000	209,406
Refunding RB Series 2018 A	4.00%	08/15/48 (a)	100,000	90,828
Refunding RB Series 2021	3.00%	08/15/50 (a)	1,000,000	745,056
Refunding RB Series 2021	4.00%	08/15/50 (a)	95,000	84,825
Refunding RB Series 2022 A	5.00%	08/15/29	25,000	27,116
Refunding RB Series 2022 A	5.00%	08/15/33 (a)	100,000	113,455
Refunding RB Series 2025 A	4.50%	08/15/55 (a)	1,195,000	1,158,116
County of Hidalgo
GO Bonds Series 2018 A	4.00%	08/15/43 (a)	200,000	196,914
County of Williamson
GO Bonds Series 2024	5.00%	02/15/30	250,000	273,877
Crowley Independent School District
GO Bonds Series 2023	5.00%	02/01/48 (a)(c)	280,000	292,296
GO Bonds Series 2023	4.25%	02/01/53 (a)(c)	600,000	581,433
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023	5.25%	02/01/53 (a)(c)	2,250,000	2,359,955
GO Bonds Series 2025 A	5.25%	02/01/56 (a)(c)	200,000	211,733
Cypress-Fairbanks Independent School District
GO Bonds Series 2019 A	4.00%	02/15/44 (a)(c)	140,000	137,020
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	150,000	141,689
GO Bonds Series 2024 B	4.00%	02/15/49 (a)(c)	400,000	375,806
Refunding GO Bonds Series 2016	5.00%	02/15/26 (c)	135,000	135,383
Refunding GO Bonds Series 2016	5.00%	02/15/28 (a)(c)	100,000	100,268
Refunding GO Bonds Series 2023 A	5.00%	02/15/27 (c)	120,000	123,271
Refunding GO Bonds Series 2025	5.00%	02/15/34 (c)	1,250,000	1,452,387
Dallas Area Rapid Transit
Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	353,216
Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	45,666
Refunding RB Series 2019	5.00%	12/01/29	80,000	87,217
Refunding RB Series 2021 B	3.00%	12/01/47 (a)	200,000	150,652
Refunding RB Series 2021 B	5.00%	12/01/47 (a)	1,000,000	1,030,332
Refunding RB Series 2021 B	4.00%	12/01/51 (a)	250,000	225,332
Dallas Fort Worth International Airport
RB Series 2024	5.00%	11/01/36 (a)	225,000	257,268
RB Series 2024	5.00%	11/01/38 (a)	130,000	146,483
RB Series 2024	5.00%	11/01/42 (a)	250,000	271,139
RB Series 2024	5.25%	11/01/48 (a)	3,450,000	3,683,778
RB Series 2024	4.00%	11/01/49 (a)	390,000	358,798
RB Series 2025 B	5.25%	11/01/50 (a)	1,000,000	1,059,678
Refunding RB Series 2020	4.00%	11/01/34 (a)	100,000	103,858
Refunding RB Series 2020 A	5.00%	11/01/26	175,000	178,531
Refunding RB Series 2020 A	5.00%	11/01/27	295,000	308,240
Refunding RB Series 2020 A	5.00%	11/01/28	300,000	320,020
Refunding RB Series 2020 A	5.00%	11/01/30	50,000	55,576
Refunding RB Series 2020 A	4.00%	11/01/34 (a)	50,000	51,929
Refunding RB Series 2020 A	4.00%	11/01/35 (a)	75,000	77,385
Refunding RB Series 2020 B	5.00%	11/01/33 (a)	130,000	142,608
Refunding RB Series 2021 A	4.00%	11/01/46 (a)	55,000	51,586
Refunding RB Series 2021 B	4.00%	11/01/45 (a)	375,000	355,117
Refunding RB Series 2022 B	5.00%	11/01/31	50,000	56,444
Refunding RB Series 2022 B	5.00%	11/01/33 (a)	30,000	34,003
Refunding RB Series 2022 B	4.00%	11/01/41 (a)	425,000	423,893
Refunding RB Series 2022 B	4.00%	11/01/45 (a)	530,000	501,898
Refunding RB Series 2023 B	5.00%	11/01/29	200,000	217,970
Refunding RB Series 2023 B	5.00%	11/01/33	250,000	287,730
Dallas Independent School District
GO Bonds Series 2016 A	3.00%	02/15/35 (a)(c)	5,000	4,894
GO Bonds Series 2016 A	3.00%	02/15/36 (a)(c)	500,000	483,109
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	1,000,000	1,038,619
GO Bonds Series 2023 B	4.00%	02/15/53 (a)	1,000,000	932,976
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	510,000	529,410
GO Bonds Series 2025 C	5.00%	02/15/29 (c)	425,000	457,146
GO Bonds Series 2025 C	5.00%	02/15/33 (c)	205,000	235,958
Refunding GO Bonds Series 2025 B	5.00%	02/15/29 (c)	500,000	537,819
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Del Valle Independent School District
GO Bonds Series 2022	4.00%	06/15/47 (a)(c)	1,640,000	1,550,625
Denton Independent School District
GO Bonds Series 2018	5.00%	08/15/48 (a)(c)	50,000	50,572
GO Bonds Series 2020	2.00%	08/15/48 (a)(c)	235,000	139,583
GO Bonds Series 2023	5.00%	08/15/36 (a)(c)	100,000	113,214
GO Bonds Series 2023	5.00%	08/15/39 (a)(c)	315,000	349,285
GO Bonds Series 2023	5.00%	08/15/40 (a)(c)	180,000	197,510
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	1,000,000	1,040,524
GO Bonds Series 2023	5.00%	08/15/53 (a)(c)	600,000	618,244
Duncanville Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	100,000	104,116
Eagle Mountain & Saginaw Independent School District
GO Bonds Series 2021	3.00%	08/15/46 (a)(c)	25,000	19,849
GO Bonds Series 2024	4.00%	08/15/54 (a)(c)	1,500,000	1,385,198
East Montgomery County Improvement District Sales Tax Revenue
RB Series 2024	5.25%	08/15/49 (a)	1,000,000	1,057,929
RB Series 2024	4.25%	08/15/54 (a)	500,000	461,695
El Paso County Community College District
RB Series 2016	5.00%	04/01/42 (a)(c)	75,000	75,202
El Paso Independent School District
GO Bonds Series 2019	4.00%	08/15/43 (a)(c)	70,000	68,911
Flour Bluff Independent School District
GO Bonds Series 2025	5.25%	08/15/55 (a)(c)	820,000	870,787
Forney Independent School District
GO Bonds Series 2022 B	4.00%	08/15/47 (a)(c)	350,000	330,585
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	200,000	208,353
Fort Bend County Texas Public Facility Corp.
RB Series 2023	5.00%	03/01/53 (a)	100,000	103,294
Fort Worth Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	740,000	692,031
Friendswood Independent School District
GO Bonds Series 2021	2.00%	02/15/51 (a)(c)	50,000	28,175
Frisco Independent School District
Refunding GO Bonds Series 2019	5.00%	08/15/36 (a)(c)	170,000	180,395
Garland Independent School District
GO Bonds Series 2023 A	5.00%	02/15/32 (c)	1,000,000	1,134,339
GO Bonds Series 2023 A	5.00%	02/15/35 (a)(c)	150,000	170,028
GO Bonds Series 2023 A	5.00%	02/15/38 (a)(c)	635,000	705,429
GO Bonds Series 2023 A	5.00%	02/15/40 (a)(c)	10,000	10,963
GO Bonds Series 2023 A	5.00%	02/15/41 (a)(c)	150,000	163,019
GO Bonds Series 2023 A	5.00%	02/15/42 (a)(c)	110,000	118,507
GO Bonds Series 2023 A	5.00%	02/15/43 (a)(c)	25,000	26,714
Georgetown Independent School District
GO Bonds Series 2023	4.13%	08/15/47 (a)(c)	150,000	145,500
GO Bonds Series 2024	4.50%	02/15/49 (a)(c)	200,000	202,297
GO Bonds Series 2024	5.00%	02/15/54 (a)(c)	200,000	207,859
Grand Parkway Transportation Corp.
RB Series 2018 A	5.00%	10/01/35 (a)	200,000	209,406
RB Series 2018 A	5.00%	10/01/36 (a)	500,000	522,237
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2018 A	5.00%	10/01/43 (a)	1,080,000	1,106,387
Refunding RB Series 2020 C	4.00%	10/01/45 (a)	1,610,000	1,512,876
Refunding RB Series 2020 C	4.00%	10/01/49 (a)	640,000	586,672
Refunding RB Series 2020 C	3.00%	10/01/50 (a)	150,000	108,494
Greater Texoma Utility Authority
RB City of Sherman Water & Sewer System Revenue Series 2023	5.00%	10/01/48 (a)(c)	150,000	154,651
RB City of Sherman Water & Sewer System Revenue Series 2023	4.25%	10/01/53 (a)(c)	750,000	691,906
RB City of Sherman Water & Sewer System Revenue Series 2023 A	4.38%	10/01/53 (a)	1,000,000	941,691
RB City of Sherman Water & Sewer System Revenue Series 2024 R	5.00%	10/01/49 (a)(c)	200,000	207,085
Greenwood Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	30,000	31,105
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	150,000	139,043
Harris County Cultural Education Facilities Finance Corp.
RB Baylor College of Medicine Series 2024 A	5.00%	05/15/29 (a)	210,000	222,888
Harris County Flood Control District
GO Bonds Series 2020 A	4.00%	10/01/45 (a)	990,000	950,390
GO Bonds Series 2022 A	4.25%	10/01/47 (a)	500,000	489,852
GO Bonds Series 2023 A	4.00%	09/15/48 (a)	715,000	664,648
Harris County-Houston Sports Authority
Refunding RB Series 2024 A	5.00%	11/15/26	100,000	101,879
Refunding RB Series 2024 A	5.00%	11/15/28	250,000	265,769
Refunding RB Series 2024 A	5.00%	11/15/29	155,000	167,816
Refunding RB Series 2024 A	5.00%	11/15/38 (a)	530,000	587,857
Hays Consolidated Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	150,000	155,140
Highland Park Independent School District/Dallas County
Refunding GO Bonds Series 2024	5.00%	02/15/33 (c)	7,040,000	8,127,843
Houston Higher Education Finance Corp.
RB William Marsh Rice University Series 2024	5.00%	05/15/34	290,000	338,990
Houston Independent School District
GO Bonds Series 2017	4.00%	02/15/42 (a)(b)(c)	10,000	10,149
Refunding GO Bonds Series 2016 A	5.00%	02/15/26 (c)	235,000	235,699
Refunding GO Bonds Series 2017	5.00%	02/15/26 (c)	420,000	421,249
Refunding GO Bonds Series 2017	5.00%	02/15/28 (a)(c)	85,000	87,351
Refunding GO Bonds Series 2017	4.00%	02/15/42 (a)(c)	40,000	39,384
Refunding GO Bonds Series 2025 B	5.00%	02/15/27 (c)	765,000	786,541
Humble Independent School District
GO Bonds Series 2022	5.00%	02/15/47 (a)(c)	140,000	145,862
Hurst-Euless-Bedford Independent School District
GO Bonds Series 2024	5.00%	08/15/43 (a)(c)	160,000	171,745
GO Bonds Series 2024	4.00%	08/15/50 (a)(c)	100,000	93,631
Hutto Independent School District
GO Bonds Series 2023	5.00%	08/01/48 (a)(c)	20,000	20,809
GO Bonds Series 2024	5.00%	08/01/49 (a)(c)	85,000	88,653
Irving Independent School District
GO Bonds Series 2023	5.00%	02/15/41 (a)(c)	180,000	194,540
GO Bonds Series 2025	4.50%	02/15/44 (a)	1,000,000	1,034,894
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Judson Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	445,000	416,320
GO Bonds Series 2024	5.00%	02/01/49 (a)(c)	110,000	115,587
GO Bonds Series 2024	4.00%	02/01/53 (a)(c)	85,000	78,425
Katy Independent School District
GO Bonds Series 2017	4.00%	02/15/47 (a)(c)	100,000	92,912
GO Bonds Series 2020	4.00%	02/15/45 (a)(c)	1,520,000	1,478,804
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	200,000	207,615
GO Bonds Series 2025	5.00%	02/15/28 (c)	1,000,000	1,051,606
Keller Independent School District
GO Bonds Series 2020	4.00%	02/15/47 (a)(c)	115,000	108,343
Klein Independent School District
GO Bonds Series 2022	4.00%	08/01/47 (a)(c)	100,000	95,147
Lake Travis Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)	150,000	143,436
Lamar Consolidated Independent School District
GO Bonds Series 2018	4.00%	02/15/50 (a)(c)	880,000	816,082
GO Bonds Series 2021	3.00%	02/15/56 (a)(c)	200,000	142,584
GO Bonds Series 2022	4.00%	02/15/62 (a)(c)	200,000	178,731
GO Bonds Series 2023	4.00%	02/15/48 (a)	715,000	664,401
GO Bonds Series 2023	4.00%	02/15/53 (a)	100,000	89,520
GO Bonds Series 2023	5.50%	02/15/58 (a)(c)	540,000	576,049
GO Bonds Series 2023 A	4.00%	02/15/48 (a)(c)	1,000,000	939,197
GO Bonds Series 2023 A	5.00%	02/15/53 (a)(c)	140,000	144,321
Refunding GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	185,000	192,612
Refunding GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	486,649
Refunding GO Bonds Series 2024 A	4.00%	02/15/44 (a)(c)	1,150,000	1,126,954
Leander Independent School District
Refunding GO Bonds Series 2016 A	4.33%	08/16/42 (a)(c)(d)	350,000	168,672
Lewisville Independent School District
GO Bonds Series 2024	5.00%	08/15/29 (c)	455,000	495,156
GO Bonds Series 2024	5.00%	08/15/36 (a)(c)	315,000	357,082
GO Bonds Series 2024	5.00%	08/15/39 (a)(c)	125,000	138,783
GO Bonds Series 2024	5.00%	08/15/40 (a)(c)	45,000	49,441
Lower Colorado River Authority
RB Transmission Services Corp. Series 2019 A	4.00%	05/15/49 (a)	80,000	70,953
RB Transmission Services Corp. Series 2020 A	5.00%	05/15/50 (a)	100,000	101,738
RB Transmission Services Corp. Series 2021 A	5.00%	05/15/46 (a)	1,000,000	1,026,152
RB Transmission Services Corp. Series 2021 A	5.00%	05/15/51 (a)	240,000	244,814
RB Transmission Services Corp. Series 2024 A	5.00%	05/15/54 (a)	1,000,000	1,030,509
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/43 (a)	45,000	45,824
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/48 (a)	150,000	151,654
Refunding RB Transmission Services Corp. Series 2022	5.00%	05/15/47 (a)	155,000	158,729
Refunding RB Transmission Services Corp. Series 2023	5.50%	05/15/48 (a)(c)	500,000	532,472
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/27 (c)	75,000	77,384
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/30 (c)	135,000	148,555
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/33	60,000	68,484
Refunding RB Transmission Services Corp. Series 2023 A	5.25%	05/15/48 (a)	2,100,000	2,201,543
Refunding RB Transmission Services Corp. Series 2023 A	5.25%	05/15/53 (a)(c)	250,000	261,369
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Transmission Services Corp. Series 2024	5.00%	05/15/49 (a)(c)	250,000	257,860
Refunding RB Transmission Services Corp. Series 2024	5.25%	05/15/54 (a)(c)	815,000	851,546
Mabank Independent School District
Refunding GO Bonds Series 2024	4.00%	08/15/49 (a)(c)	250,000	234,777
Manor Independent School District
GO Bonds Series 2020	3.00%	08/01/50 (a)(c)	150,000	109,606
Mansfield Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	500,000	473,226
Medina Valley Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,600,000	1,466,432
Melissa Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	300,000	280,254
Mesquite Independent School District
Refunding GO Bonds Series 2025	5.25%	08/15/52 (a)(c)	1,000,000	1,066,303
Midland Independent School District
GO Bonds Series 2024	5.00%	02/15/26 (c)	70,000	70,205
GO Bonds Series 2024	4.00%	02/15/43 (a)(c)	100,000	99,304
GO Bonds Series 2024	5.00%	02/15/50 (a)(b)(c)	15,000	15,758
GO Bonds Series 2024	5.00%	02/15/50 (a)(b)(c)	50,000	52,526
GO Bonds Series 2024	5.00%	02/15/50 (a)(c)	85,000	86,193
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	485,065
Montgomery Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	280,000	264,486
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,010,000	928,835
New Caney Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	630,000	591,025
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	325,000	299,302
Refunding GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	125,000	129,740
North East Independent School District
Refunding GO Bonds Series 2007	5.25%	02/01/29 (c)	200,000	216,355
North East Texas Regional Mobility Authority
RB Series 2016	5.00%	01/01/46 (a)	250,000	250,000
North Harris County Regional Water Authority
Refunding RB Series 2016	4.00%	12/15/41 (a)	750,000	742,865
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/51 (a)	750,000	779,776
Refunding RB Series 2025	5.00%	09/01/55 (a)	1,300,000	1,347,618
North Texas Tollway Authority
Refunding RB Series 2008 D	3.24%	01/01/28 (c)(d)	110,000	103,799
Refunding RB Series 2008 D	3.35%	01/01/29 (c)(d)	155,000	141,945
Refunding RB Series 2008 D	3.40%	01/01/30 (c)(d)	115,000	102,132
Refunding RB Series 2008 D	3.41%	01/01/31 (c)(d)	270,000	232,389
Refunding RB Series 2008 D	3.62%	01/01/32 (c)(d)	100,000	83,299
Refunding RB Series 2008 D	3.72%	01/01/34 (c)(d)	140,000	108,349
Refunding RB Series 2008 D	3.73%	01/01/35 (c)(d)	325,000	241,993
Refunding RB Series 2008 D	3.56%	01/01/36 (c)(d)	75,000	53,491
Refunding RB Series 2008 D	3.75%	01/01/38 (c)(d)	1,930,000	1,251,743
Refunding RB Series 2016 A	5.00%	01/01/31 (a)	1,500,000	1,500,000
Refunding RB Series 2016 A	4.00%	01/01/39 (a)	565,000	565,014
Refunding RB Series 2017 A	5.00%	01/01/29 (a)	140,000	140,000
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 A	5.00%	01/01/30 (a)	500,000	500,000
Refunding RB Series 2017 A	5.00%	01/01/31 (a)	275,000	275,000
Refunding RB Series 2017 A	5.00%	01/01/34 (a)	2,500,000	2,553,702
Refunding RB Series 2017 A	5.00%	01/01/36 (a)	295,000	300,697
Refunding RB Series 2017 A	5.00%	01/01/39 (a)	165,000	170,107
Refunding RB Series 2017 A	5.00%	01/01/43 (a)	245,000	250,317
Refunding RB Series 2017 A	5.00%	01/01/48 (a)	115,000	116,807
Refunding RB Series 2017 B	5.00%	01/01/29 (a)	50,000	50,000
Refunding RB Series 2017 B	5.00%	01/01/32 (a)	360,000	367,877
Refunding RB Series 2017 B	5.00%	01/01/43 (a)	455,000	459,180
Refunding RB Series 2018	5.00%	01/01/48 (a)	300,000	303,853
Refunding RB Series 2018	4.25%	01/01/49 (a)	50,000	45,512
Refunding RB Series 2019 A	4.00%	01/01/37 (a)	125,000	126,181
Refunding RB Series 2019 A	5.00%	01/01/38 (a)	285,000	299,036
Refunding RB Series 2019 B	5.00%	01/01/27	100,000	102,378
Refunding RB Series 2019 B	5.00%	01/01/29	100,000	106,916
Refunding RB Series 2020 A	3.00%	01/01/37 (a)	100,000	94,642
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	60,000	60,567
Refunding RB Series 2020 A	3.00%	01/01/38 (a)	50,000	46,468
Refunding RB Series 2022 A	4.13%	01/01/40 (a)	90,000	91,238
Refunding RB Series 2022 B	5.00%	01/01/26	430,000	430,000
Refunding RB Series 2023 A	5.00%	01/01/26	120,000	120,000
Refunding RB Series 2023 A	5.00%	01/01/27	825,000	845,523
Refunding RB Series 2024 A	5.00%	01/01/34	110,000	126,972
Refunding RB Series 2024 A	5.00%	01/01/41 (a)	200,000	218,552
Refunding RB Series 2024 A	5.25%	01/01/42 (a)	110,000	121,389
Refunding RB Series 2024 B	5.00%	01/01/30	1,500,000	1,635,789
Refunding RB Series 2024 B	5.00%	01/01/31	300,000	333,025
Refunding RB Series 2024 B	5.00%	01/01/32	90,000	101,495
Refunding RB Series 2024 B	5.00%	01/01/33	155,000	176,674
Refunding RB Series 2024 B	5.00%	01/01/34	100,000	114,889
Refunding RB Series 2024 B	5.00%	01/01/37 (a)	315,000	353,597
Refunding RB Series 2025 A	5.00%	01/01/28	510,000	534,827
Refunding RB Tollway System Series 2019 A	4.00%	01/01/44 (a)	500,000	474,395
Northwest Independent School District
GO Bonds Series 2022 A	5.00%	02/15/48 (a)(c)	1,915,000	1,986,866
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	100,000	94,595
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	5,055,000	5,244,705
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	310,000	321,222
GO Bonds Series 2024 A	5.00%	02/15/49 (a)(c)	10,000	10,362
GO Bonds Series 2025	5.00%	02/15/55 (a)(c)	5,530,000	5,736,012
Pasadena Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	100,000	104,570
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	200,000	194,405
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025 A	5.00%	07/01/31 (c)	250,000	281,541
Refunding RB Series 2025 A	5.00%	07/01/54 (a)	350,000	368,473
Permanent University Fund - University of Texas System
RB Series 2022 A	5.00%	07/01/32 (c)	1,575,000	1,800,802
Refunding RB Series 2007 B	5.25%	07/01/26 (c)	15,000	15,205
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2007 B	5.25%	07/01/28 (c)	100,000	106,675
Refunding RB Series 2007 B	5.25%	07/01/30	320,000	357,825
Refunding RB Series 2023 A	5.00%	07/01/32 (c)	50,000	57,200
Refunding RB Series 2023 A	5.00%	07/01/40 (a)(c)	155,000	171,107
Refunding RB Series 2023 A	4.00%	07/01/41 (a)(c)	280,000	284,081
Refunding RB Series 2024 A	5.00%	07/01/31	175,000	197,366
Refunding RB Series 2024 A	5.00%	07/01/35 (a)(c)	100,000	116,352
Refunding RB Series 2024 A	5.00%	07/01/36 (a)(c)	435,000	502,345
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	3,390,000	3,882,940
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	260,000	295,762
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	100,000	112,861
Refunding RB Series 2024 B	5.00%	07/01/33	35,000	40,589
Refunding RB Series 2024 B	5.00%	07/01/35	205,000	241,874
Refunding RB Series 2024 B	5.00%	07/01/36	125,000	148,129
Refunding RB Series 2024 B	5.00%	07/01/37 (a)(c)	330,000	377,720
Refunding RB Series 2024 B	5.00%	07/01/38 (a)	350,000	397,862
Refunding RB Series 2025 A	5.00%	07/01/34	1,000,000	1,171,306
Refunding RB Series 2025 A	5.00%	07/01/39	200,000	238,111
Refunding RB Series 2025 A	5.00%	07/01/48 (a)	200,000	212,456
Pflugerville Independent School District
GO Bonds Series 2023 A	5.00%	02/15/48 (a)	150,000	153,356
Plano Independent School District
GO Bonds Series 2023	5.00%	02/15/34 (a)	110,000	123,791
GO Bonds Series 2023	5.00%	02/15/36 (a)	100,000	110,944
GO Bonds Series 2023	5.00%	02/15/37 (a)	285,000	314,079
GO Bonds Series 2023	5.00%	02/15/41 (a)	100,000	106,984
GO Bonds Series 2023	5.00%	02/15/42 (a)	170,000	180,592
GO Bonds Series 2025	5.00%	02/15/27 (c)	575,000	591,191
GO Bonds Series 2025	5.00%	02/15/29 (c)	190,000	203,957
GO Bonds Series 2025	5.00%	02/15/32 (c)	500,000	567,170
Port Authority of Houston of Harris County Texas
RB Series 2021	5.00%	10/01/51 (a)	200,000	205,147
Prosper Independent School District
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	150,000	136,893
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	226,954
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	2,350,000	2,129,371
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	905,000	855,534
GO Bonds Series 2024 A	4.00%	02/15/49 (a)(c)	300,000	278,159
Refunding GO Bonds Series 2025	4.50%	02/15/55 (a)(c)(f)	1,250,000	1,229,010
Richardson Independent School District
GO Bonds Series 2021	4.00%	02/15/46 (a)(c)	85,000	80,917
Rockwall Independent School District
GO Bonds Series 2022 A	5.00%	02/15/47 (a)(c)	185,000	190,826
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,250,000	1,145,650
Round Rock Independent School District
GO Bonds Series 2025 B	4.00%	08/01/44 (a)(c)	595,000	583,933
Refunding GO Bonds Series 2019 A	5.00%	08/01/30 (a)(c)	45,000	48,767
Refunding GO Bonds Series 2019 A	5.00%	08/01/31 (a)(c)	10,000	10,819
Refunding GO Bonds Series 2019 A	4.00%	08/01/32 (a)(c)	250,000	260,648
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Royse City Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	120,000	125,060
Sabine-Neches Navigation District
GO Bonds Series 2022	4.63%	02/15/47 (a)	35,000	35,134
Salado Independent School District
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	250,000	241,361
San Antonio Independent School District
GO Bonds Series 2022	5.00%	08/15/47 (a)(c)	1,490,000	1,555,021
San Antonio Public Facilities Corp.
Refunding RB Series 2012	4.00%	09/15/42 (a)	515,000	490,731
Refunding RB Series 2022	5.00%	09/15/33 (a)	25,000	28,111
San Antonio Water System
RB Series 2020 C	4.00%	05/15/50 (a)	1,000,000	914,115
RB Series 2022 B	5.25%	05/15/52 (a)	500,000	525,617
Refunding RB Series 2016 C	5.00%	05/15/34 (a)	155,000	157,686
Refunding RB Series 2018 A	5.00%	05/15/48 (a)	75,000	76,181
Refunding RB Series 2023 A	5.25%	05/15/48 (a)	500,000	532,040
Refunding RB Series 2025 A	5.00%	05/15/38 (a)	125,000	141,544
San Jacinto Community College District
GO Bonds Series 2016 A	4.00%	02/15/41 (a)	500,000	499,983
GO Bonds Series 2019 A	5.00%	02/15/49 (a)	500,000	510,951
Spring Branch Independent School District
GO Bonds Series 2023	5.00%	02/01/26 (c)	1,375,000	1,377,705
Spring Independent School District
GO Bonds Series 2023	5.00%	08/15/47 (a)	2,000,000	2,081,799
GO Bonds Series 2023	4.00%	08/15/52 (a)	900,000	803,635
Refunding GO Bonds Series 2025	5.25%	08/15/50 (a)(c)	500,000	536,858
State of Texas
GO Bonds Series 2025 E	4.75%	02/01/56 (a)	1,000,000	1,012,500
Refunding GO Bonds Series 2015 A	3.30%	10/01/29 (a)	300,000	300,097
Refunding GO Bonds Series 2017 A	5.00%	10/01/30 (a)	50,000	52,156
Refunding GO Bonds Series 2017 A	5.00%	10/01/33 (a)	600,000	623,900
Refunding GO Bonds Series 2017 A	5.00%	10/01/34 (a)	160,000	166,160
Refunding GO Bonds Series 2017 B	5.00%	10/01/30 (a)	115,000	119,959
Refunding GO Bonds Series 2017 B	5.00%	10/01/31 (a)	145,000	151,157
Refunding GO Bonds Series 2017 B	5.00%	10/01/32 (a)	40,000	41,651
Refunding GO Bonds Series 2017 B	5.00%	10/01/33 (a)	150,000	155,975
Refunding GO Bonds Series 2017 B	5.00%	10/01/34 (a)	50,000	51,925
Refunding GO Bonds Series 2022 B	5.00%	08/01/41 (a)	35,000	35,022
Refunding GO Bonds Series 2025	5.00%	10/01/27	250,000	260,962
Refunding GO Bonds Series 2025	5.00%	10/01/29	1,000,000	1,090,550
Refunding GO Bonds Series 2025	5.00%	10/01/34	250,000	293,964
Refunding GO Bonds Series 2025	5.00%	10/01/40 (a)	1,500,000	1,691,361
Refunding GO Bonds Series 2025	5.00%	10/01/43 (a)	1,500,000	1,639,614
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/26	100,000	101,857
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/27	275,000	287,058
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/28	135,000	144,229
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/31	100,000	113,138
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/32	70,000	80,344
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/39 (a)	635,000	717,910
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tarrant County Hospital District
GO Bonds Series 2023	4.00%	08/15/43 (a)	500,000	488,608
GO Bonds Series 2023	4.25%	08/15/48 (a)	200,000	190,697
GO Bonds Series 2023	5.25%	08/15/48 (a)	40,000	41,750
Tarrant Regional Water District Water Supply System Revenue
Refunding RB Series 2024	5.00%	03/01/30	50,000	54,864
Refunding RB Series 2024	5.00%	03/01/32	135,000	152,903
Refunding RB Series 2024	5.00%	03/01/34	100,000	115,378
Refunding RB Series 2024	4.00%	03/01/54 (a)	50,000	45,158
Temple College
GO Bonds Series 2021	3.00%	07/01/46 (a)	200,000	153,537
Texas A&M University
RB Series 2024 A	5.00%	05/15/27	100,000	103,398
RB Series 2024 A	5.00%	05/15/42 (a)	150,000	163,719
Refunding RB Series 2017 E	5.00%	05/15/27	100,000	103,398
Texas Department of Transportation State Highway Fund
RB Series 2016 A	5.00%	10/01/26	155,000	157,902
Refunding RB Series 2015	5.00%	10/01/26	370,000	376,927
Refunding RB Series 2024	5.00%	10/01/32	460,000	527,057
Refunding RB Series 2024	5.00%	10/01/33	160,000	185,448
Texas Private Activity Bond Surface Transportation Corp.
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/32 (a)	105,000	112,456
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/33 (a)	220,000	234,480
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/35 (a)	170,000	180,215
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/38 (a)	315,000	315,533
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/39 (a)	180,000	178,358
Texas State Technical College
RB Series 2022 A	5.50%	08/01/42 (a)(c)	500,000	546,360
Texas State University System
Refunding RB Series 2017 A	5.00%	03/15/27	150,000	154,359
Refunding RB Series 2017 A	5.00%	03/15/28 (a)	185,000	190,390
Refunding RB Series 2017 A	5.00%	03/15/29 (a)	55,000	56,593
Refunding RB Series 2017 A	5.00%	03/15/31 (a)	350,000	359,675
Refunding RB Series 2024	5.00%	03/15/30	200,000	219,457
Refunding RB Series 2024	5.00%	03/15/32	100,000	113,258
Refunding RB Series 2024	5.00%	03/15/33	325,000	372,612
Texas Transportation Commission
Refunding GO Bonds Series 2024	5.00%	04/01/26	65,000	65,396
Refunding GO Bonds Series 2024	5.00%	04/01/29	100,000	108,030
Refunding GO Bonds Series 2024	5.00%	04/01/32	125,000	142,273
Refunding GO Bonds Series 2024	5.00%	04/01/34 (a)	250,000	288,119
Texas Transportation Commission State Highway 249 System
RB Series 2019 A	4.97%	08/01/52 (a)(d)	915,000	237,039
Texas Transportation Finance Corp.
RB Series 2025 A	5.00%	10/01/38 (a)	1,000,000	1,147,541
RB Series 2025 A	5.00%	10/01/50 (a)	750,000	781,964
RB Series 2025 A	5.25%	10/01/50 (a)	2,200,000	2,342,231
RB Series 2025 A	5.25%	10/01/55 (a)	500,000	529,420
RB Series 2025 A	5.50%	10/01/55 (a)	1,250,000	1,353,119
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Water Development Board
RB State Revolving Fund Series 2022	5.00%	08/01/41 (a)	120,000	129,528
RB State Revolving Fund Series 2025	4.00%	10/15/39 (a)	1,000,000	1,029,788
RB State Revolving Fund Series 2025	4.25%	10/15/41 (a)	100,000	103,379
RB State Revolving Fund Series 2025	4.75%	10/15/50 (a)	1,500,000	1,525,126
RB State Revolving Fund Series 2025	4.75%	10/15/55 (a)	2,000,000	2,009,692
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/29 (a)	40,000	40,065
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/30 (a)	25,000	25,038
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/40 (a)	635,000	629,565
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/45 (a)	100,000	96,370
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/50 (a)	25,000	23,035
RB State Water Implementation Revenue Fund for Texas Series 2016	4.00%	10/15/41 (a)	25,000	24,449
RB State Water Implementation Revenue Fund for Texas Series 2016	5.00%	10/15/46 (a)	335,000	335,386
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	04/15/29 (a)	100,000	104,202
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/31 (a)	320,000	332,769
RB State Water Implementation Revenue Fund for Texas Series 2017 A	4.00%	10/15/35 (a)	4,085,000	4,122,189
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/47 (a)	150,000	151,877
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/34 (a)	125,000	127,462
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/37 (a)	80,000	80,837
RB State Water Implementation Revenue Fund for Texas Series 2018 A	5.00%	10/15/43 (a)	200,000	204,680
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	04/15/48 (a)	200,000	186,723
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/30 (a)	85,000	90,812
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/31 (a)	5,000	5,335
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	10/15/32 (a)	100,000	106,432
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/33 (a)	115,000	118,070
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/36 (a)	50,000	50,825
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/43 (a)	175,000	172,901
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/49 (a)	330,000	336,718
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/33 (a)	45,000	45,007
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/34 (a)	125,000	124,374
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/35 (a)	100,000	98,548
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/36 (a)	340,000	346,654
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/37 (a)	225,000	228,884
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/49 (a)	400,000	371,096
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/54 (a)	350,000	313,925
RB State Water Implementation Revenue Fund for Texas Series 2020	4.00%	10/15/45 (a)	670,000	645,679
RB State Water Implementation Revenue Fund for Texas Series 2022	4.45%	10/15/36 (a)	50,000	53,396
RB State Water Implementation Revenue Fund for Texas Series 2022	4.55%	10/15/38 (a)	40,000	42,549
RB State Water Implementation Revenue Fund for Texas Series 2022	4.65%	10/15/40 (a)	175,000	184,703
RB State Water Implementation Revenue Fund for Texas Series 2022	4.75%	10/15/42 (a)	135,000	141,120
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/47 (a)	1,925,000	2,008,849
RB State Water Implementation Revenue Fund for Texas Series 2022	4.80%	10/15/52 (a)	1,850,000	1,869,448
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/57 (a)	865,000	891,686
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/37 (a)	30,000	33,831
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.60%	10/15/39 (a)	225,000	240,385
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.88%	10/15/48 (a)	30,000	30,813
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.25%	10/15/51 (a)	880,000	930,198
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/58 (a)	650,000	672,105
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/40 (a)	105,000	116,759
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.00%	10/15/42 (a)	520,000	520,734
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.00%	10/15/43 (a)	545,000	538,463
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/49 (a)	150,000	157,010
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.38%	10/15/59 (a)	5,225,000	4,907,622
RB Water Implementation Revenue Fund Series 2017 A	5.00%	04/15/30 (a)	30,000	31,245
RB Water Implementation Revenue Fund Series 2017 A	4.00%	10/15/33 (a)	390,000	395,136
Trinity River Authority Central Regional Wastewater System Revenue
Refunding RB Series 2017	5.00%	08/01/28 (a)	35,000	36,363
Refunding RB Series 2020	3.00%	08/01/31 (a)	150,000	151,538
Refunding RB Series 2020	3.00%	08/01/32 (a)	250,000	251,508
University of Houston
Refunding RB Series 2017 A	5.00%	02/15/36 (a)	140,000	140,310
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue
RB Series 2024	4.00%	08/01/54 (a)	115,000	103,740
Waller Consolidated Independent School District
GO Bonds Series 2020	4.00%	02/15/50 (a)(c)	105,000	97,520
Waxahachie Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	3,975,000	4,155,232
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	350,000	341,830
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	530,000	498,675
GO Bonds Series 2024	4.00%	02/15/53 (a)(c)	175,000	161,451
Weslaco Independent School District
GO Bonds Series 2024	4.13%	02/15/49 (a)(c)	110,000	105,943
West Harris County Regional Water Authority
Refunding RB Series 2021	3.50%	12/15/46 (a)(c)	75,000	63,712
West Travis County Public Utility Agency
Refunding RB Series 2017	4.00%	08/15/41 (a)(c)	175,000	173,826
White Settlement Independent School District
GO Bonds Series 2022	4.00%	08/15/52 (a)(c)	200,000	183,214
Wylie Independent School District/Collin County
GO Bonds Series 2024	5.25%	08/15/49 (a)(c)	225,000	238,244
Ysleta Independent School District
GO Bonds Series 2020	4.00%	08/15/50 (a)(c)	100,000	93,347
				278,631,527
UTAH 0.4%
Central Valley Water Reclamation Facility
RB Series 2021 C	4.00%	03/01/47 (a)	660,000	619,433
City of Salt Lake City Airport Revenue
RB Series 2017 B	5.00%	07/01/42 (a)	100,000	101,541
RB Series 2017 B	5.00%	07/01/47 (a)	25,000	25,225
RB Series 2021 B	5.00%	07/01/46 (a)	75,000	77,434
City of Salt Lake City Public Utilities Revenue
RB Series 2022	5.00%	02/01/52 (a)	60,000	61,909
Intermountain Power Agency
RB Series 2023 A	5.00%	07/01/28	100,000	105,750
RB Series 2023 A	5.00%	07/01/32	100,000	113,441
RB Series 2023 A	5.00%	07/01/37 (a)	285,000	314,353
RB Series 2023 A	5.00%	07/01/38 (a)	300,000	328,818
RB Series 2023 A	5.00%	07/01/42 (a)	225,000	239,131
Refunding RB Series 2022 A	5.00%	07/01/31	150,000	167,781
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 A	5.00%	07/01/33 (a)	750,000	833,179
Refunding RB Series 2022 A	5.00%	07/01/34 (a)	90,000	99,648
Refunding RB Series 2022 A	4.00%	07/01/36 (a)	515,000	537,235
Refunding RB Series 2022 A	5.00%	07/01/39 (a)	240,000	258,604
Refunding RB Series 2022 A	5.00%	07/01/41 (a)	890,000	944,348
Refunding RB Series 2022 A	5.00%	07/01/43 (a)	385,000	402,708
Refunding RB Series 2022 A	5.00%	07/01/44 (a)	115,000	119,612
Refunding RB Series 2022 A	5.00%	07/01/45 (a)	190,000	196,638
State of Utah
GO Bonds Series 2020	5.00%	07/01/28	20,000	21,265
GO Bonds Series 2020	5.00%	07/01/29 (a)	100,000	107,554
GO Bonds Series 2020	5.00%	07/01/30 (a)	50,000	53,757
GO Bonds Series 2020	5.00%	07/01/31 (a)	200,000	214,877
GO Bonds Series 2020 B	5.00%	07/01/27	125,000	129,727
Timpanogos Special Service District
Refunding RB Series 2024	5.00%	06/01/54 (a)	45,000	46,680
University of Utah
RB Series 2022 A	5.00%	08/01/46 (a)	125,000	130,098
RB Series 2022 A	4.00%	08/01/51 (a)	150,000	136,012
RB Series 2022 B	5.00%	08/01/38 (a)	50,000	55,239
RB Series 2022 B	5.00%	08/01/41 (a)	200,000	215,809
RB Series 2023 B	5.25%	08/01/48 (a)	480,000	510,263
RB Series 2023 B	5.25%	08/01/53 (a)	290,000	306,449
Utah Telecommunication Open Infrastructure Agency
Refunding RB Series 2022	5.25%	06/01/37 (a)	40,000	44,672
Refunding RB Series 2022	4.38%	06/01/40 (a)	150,000	156,191
Utah Transit Authority
Refunding RB Series 2018	4.00%	12/15/41 (a)	115,000	115,139
Refunding RB Series 2024	5.00%	06/15/33	1,000,000	1,159,798
Refunding RB Series 2024	5.00%	06/15/37 (a)	160,000	183,030
Refunding RB Series 2024	5.00%	06/15/39 (a)	445,000	502,303
Refunding RB Series 2024	5.00%	06/15/39 (a)	250,000	282,193
Refunding RB Series 2024	5.00%	06/15/40 (a)	405,000	451,415
Refunding RB Series 2025	5.00%	12/15/44 (a)	240,000	260,443
				10,629,702
VERMONT 0.0%
University of Vermont & State Agricultural College
Refunding RB Series 2015	4.00%	10/01/40 (a)	250,000	249,166
VIRGINIA 1.3%
Chesapeake Bay Bridge & Tunnel District
RB Series 2016	5.00%	07/01/46 (a)	1,150,000	1,151,448
Chesterfield County Economic Development Authority
RB Series 2024	5.00%	04/01/48 (a)	60,000	62,893
City of Alexandria
GO Bonds Series 2019 A	3.00%	07/15/46 (a)(c)	250,000	196,458
GO Bonds Series 2023	5.00%	12/15/37 (a)	5,960,000	6,790,066
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Richmond Public Utility Revenue
RB Series 2016	5.00%	01/15/28 (a)(b)	130,000	130,117
RB Series 2016	5.00%	01/15/29 (a)(b)	250,000	250,225
RB Series 2016	5.00%	01/15/33 (a)(b)	225,000	225,202
Commonwealth of Virginia
Refunding GO Bonds Series 2025 B	5.00%	06/01/26	265,000	267,764
County of Fairfax
Refunding GO Bonds Series 2016 A	4.00%	10/01/27 (a)	75,000	75,263
County of Fairfax Sewer Revenue
RB Series 2021 A	5.00%	07/15/46 (a)	2,415,000	2,527,769
Hampton Roads Transportation Accountability Commission
RB Roads Transportation Fund Series 2018 A	5.00%	07/01/52 (a)(b)	110,000	115,641
RB Roads Transportation Fund Series 2020 A	4.00%	07/01/45 (a)	25,000	24,274
RB Roads Transportation Fund Series 2020 A	4.00%	07/01/50 (a)	100,000	91,807
RB Roads Transportation Fund Series 2020 A	5.00%	07/01/60 (a)	145,000	148,118
RB Roads Transportation Fund Series 2023 A	5.00%	07/01/27	550,000	569,813
RB Transportation Fund Series 2018 A	5.00%	07/01/48 (a)	500,000	507,156
RB Transportation Fund Series 2018 A	5.50%	07/01/57 (a)(b)	765,000	811,648
RB Transportation Fund Series 2020 A	5.00%	07/01/50 (a)	250,000	256,579
RB Transportation Fund Series 2022 A	4.00%	07/01/52 (a)	650,000	593,237
RB Transportation Fund Series 2022 A	4.00%	07/01/57 (a)	640,000	578,732
Loudoun County Economic Development Authority
Refunding RB Howard Hughes Medical Institute Series 2022 A	4.00%	10/01/52 (a)	500,000	467,655
University of Virginia
RB Series 2015 A-2	5.00%	04/01/45 (a)	75,000	75,001
RB Series 2019 B	5.00%	09/01/49 (a)	100,000	103,320
Refunding RB Series 2017 A	5.00%	04/01/38 (a)	80,000	82,204
Refunding RB Series 2017 A	5.00%	04/01/42 (a)	150,000	152,826
Refunding RB Series 2017 A	5.00%	04/01/47 (a)	25,000	25,308
Virginia College Building Authority
RB Series 2024 A	5.00%	02/01/35 (a)	200,000	231,262
RB Series 2024 A	4.00%	02/01/40 (a)	1,000,000	1,020,301
RB Series 2024 A	4.00%	02/01/43 (a)	110,000	109,044
RB Series 2024 A	4.00%	02/01/44 (a)	1,000,000	978,050
RB Commonwealth of Virginia Series 2017 C	5.00%	02/01/30 (a)	100,000	102,642
RB Commonwealth of Virginia Series 2017 C	3.00%	02/01/35 (a)	420,000	413,246
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/37 (a)	105,000	99,958
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/38 (a)	500,000	468,962
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/39 (a)	50,000	46,320
RB Commonwealth of Virginia Series 2021 A	5.00%	02/01/27	540,000	554,673
RB Commonwealth of Virginia Series 2021 A	3.00%	02/01/36 (a)	175,000	168,438
RB Commonwealth of Virginia Series 2021 A	4.00%	02/01/37 (a)	125,000	128,769
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/29	100,000	107,595
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/36 (a)	85,000	94,736
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/37 (a)	95,000	105,274
RB Commonwealth of Virginia Series 2022 A	5.25%	02/01/41 (a)	40,000	43,596
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/27	135,000	138,668
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/29	765,000	823,099
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/30	150,000	164,875
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/35 (a)	75,000	85,412
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/37 (a)	100,000	112,411
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/38 (a)	110,000	122,758
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/41 (a)	25,000	27,185
RB Commonwealth of Virginia Series 2023 A	5.25%	02/01/42 (a)	75,000	81,913
RB Commonwealth of Virginia Series 2024 A	5.00%	02/01/27	110,000	112,989
Refunding RB Series 2017 E	5.00%	02/01/31 (a)	250,000	263,058
Refunding RB Series 2019 C	5.00%	02/01/28	105,000	110,430
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/26	250,000	250,492
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/27	190,000	195,163
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/28	170,000	178,791
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/29 (a)	200,000	210,453
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/30 (a)	50,000	52,617
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/29	110,000	118,354
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/30	455,000	500,121
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/31	145,000	162,572
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/32	55,000	62,688
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/33	870,000	1,005,217
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/35 (a)	190,000	216,377
Virginia Commonwealth Transportation Board
RB Commonwealth of Virginia Series 2018	4.00%	05/15/41 (a)	5,000,000	4,991,732
Refunding RB Series 2017	5.00%	09/15/27	180,000	187,751
Refunding RB Series 2017 A	5.00%	05/15/26	100,000	100,936
Refunding RB Series 2017 A	5.00%	05/15/27	25,000	25,863
Refunding RB Series 2017 A	5.00%	05/15/28 (a)	350,000	366,469
Refunding RB Series 2017 A	5.00%	05/15/31 (a)	475,000	496,329
Refunding RB Series 2022	5.00%	05/15/32	105,000	120,373
Refunding RB Series 2022	4.00%	05/15/35 (a)	70,000	74,357
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/27	185,000	191,387
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/30	215,000	237,901
Virginia Public Building Authority
RB Commonwealth of Virginia Series 2021 A-1	5.00%	08/01/33 (a)	35,000	39,207
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/34 (a)	45,000	47,278
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/35 (a)	100,000	104,373
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/37 (a)	100,000	102,737
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/39 (a)	165,000	167,606
RB Commonwealth of Virginia Series 2022 A	5.00%	08/01/37 (a)	100,000	111,480
RB Commonwealth of Virginia Series 2022 A	5.00%	08/01/38 (a)	600,000	664,750
RB Commonwealth of Virginia Series 2022 A	4.00%	08/01/41 (a)	500,000	500,669
Refunding RB Commonwealth of Virginia Series 2016 B	5.00%	08/01/26	100,000	101,446
Virginia Public School Authority
Refunding RB Series 2025 B	5.00%	08/01/26 (c)	340,000	344,837
Refunding RB Series 2025 B	5.00%	08/01/27 (c)	275,000	285,982
Virginia Resources Authority
Refunding RB Series 2016 C	4.00%	11/01/41 (a)	10,000	10,007
				35,222,503
WASHINGTON 2.6%
Central Puget Sound Regional Transit Authority
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/26	460,000	469,587
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/27	250,000	261,587
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/29	650,000	712,639
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/31	205,000	233,562
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/32 (a)	100,000	112,765
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/33 (a)	500,000	562,358
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/34 (a)	85,000	95,183
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	3.00%	11/01/36 (a)	50,000	48,211
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/36 (a)	250,000	276,720
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/40 (a)	85,000	87,090
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/46 (a)	430,000	415,745
City of Seattle Drainage & Wastewater Revenue
Refunding RB Series 2014	4.00%	05/01/44 (a)	125,000	122,200
City of Seattle Municipal Light & Power Revenue
RB Series 2015 A	4.00%	05/01/45 (a)	150,000	144,853
Refunding RB Series 2014	4.00%	09/01/44 (a)	100,000	96,972
Refunding RB Series 2022	5.00%	07/01/47 (a)	100,000	103,953
Refunding RB Series 2023 A	5.00%	03/01/31	50,000	56,013
Refunding RB Series 2023 A	5.00%	03/01/53 (a)	1,200,000	1,241,647
City of Tacoma Electric System Revenue
Refunding RB Series 2013 A	4.00%	01/01/42 (a)	100,000	98,462
Refunding RB Series 2024 A	5.00%	01/01/54 (a)	500,000	516,067
County of King
GO Bonds Series 2021 A	4.00%	01/01/27	130,000	131,961
GO Bonds Series 2021 A	5.00%	01/01/30	25,000	27,463
GO Bonds Series 2021 A	5.00%	01/01/31	50,000	56,026
Refunding GO Bonds Series 2017	4.00%	07/01/30 (a)	30,000	30,558
County of King Sewer Revenue
Refunding RB Series 2016 A	4.00%	07/01/38 (a)	125,000	125,016
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	235,000	236,391
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	80,000	80,493
Refunding RB Series 2016 B	5.00%	07/01/49 (a)	100,000	100,307
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	100,000	115,801
Refunding RB Series 2024 B	5.00%	07/01/37 (a)	250,000	285,447
Refunding RB Series 2025 A	5.00%	01/01/53 (a)	500,000	524,399
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue
RB Series 2022 B	3.00%	09/01/52 (a)	100,000	75,223
Energy Northwest
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/26	215,000	217,673
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/27 (a)	315,000	318,722
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/28 (a)	165,000	167,051
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/26	335,000	339,165
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/27	1,030,000	1,068,955
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/28 (a)	125,000	129,681
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/29 (a)	140,000	145,242
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/33 (a)	35,000	36,086
Refunding RB Bonneville Power Administration Series 2018 A	5.00%	07/01/32 (a)	285,000	301,587
Refunding RB Bonneville Power Administration Series 2018 A	5.00%	07/01/33 (a)	250,000	264,053
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/26	200,000	202,487
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/27	90,000	93,404
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/28	670,000	711,530
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/30 (a)	500,000	530,794
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/31 (a)	450,000	476,875
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/33 (a)	230,000	242,928
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/34 (a)	200,000	210,775
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/35 (a)	360,000	385,130
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/36 (a)	340,000	362,548
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/37 (a)	390,000	414,515
Refunding RB Bonneville Power Administration Series 2020 A	5.00%	07/01/36 (a)	70,000	75,884
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/40 (a)	250,000	268,902
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/41 (a)	585,000	624,615
Refunding RB Bonneville Power Administration Series 2021 A	4.00%	07/01/42 (a)	1,000,000	1,003,605
Refunding RB Bonneville Power Administration Series 2022 A	5.00%	07/01/37 (a)	500,000	555,209
Refunding RB Bonneville Power Administration Series 2023 A	4.00%	07/01/30	25,000	26,577
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/34 (a)	585,000	672,869
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/35 (a)	350,000	399,913
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/36 (a)	95,000	107,817
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/38 (a)	645,000	721,714
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/39 (a)	310,000	344,961
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/31	375,000	423,544
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/32	100,000	114,465
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/35 (a)	225,000	261,793
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/37 (a)	2,900,000	3,320,514
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/38 (a)	150,000	170,512
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/39 (a)	100,000	112,980
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/40 (a)	150,000	167,442
Refunding RB Bonneville Power Administration Series 2024 B	5.00%	07/01/28	210,000	223,017
Refunding RB Bonneville Power Administration Series 2025 A	5.00%	07/01/32	500,000	572,326
Franklin County School District No. 1 Pasco
Refunding GO Bonds Series 2023	4.00%	12/01/28 (c)	50,000	52,067
Refunding GO Bonds Series 2023	5.50%	12/01/40 (a)(c)	45,000	50,996
Refunding GO Bonds Series 2023	4.25%	12/01/42 (a)(c)	25,000	25,657
King & Snohomish Counties School District No. 417 Northshore
GO Bonds Series 2018	5.00%	12/01/35 (a)(c)	100,000	104,808
Refunding GO Bonds Series 2022	5.00%	12/01/39 (a)(c)	110,000	119,680
Refunding GO Bonds Series 2024	5.00%	12/01/39 (a)(c)	175,000	197,136
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	250,000	279,487
King County Public Hospital District No. 2
GO Bonds Series 2020 A	4.00%	12/01/45 (a)	100,000	91,704
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/40 (a)(c)	45,000	45,247
King County School District No. 411 Issaquah
GO Bonds Series 2016	4.00%	12/01/31 (a)(c)	50,000	50,241
King County School District No. 414 Lake Washington
Refunding GO Bonds Series 2020	4.00%	12/01/28 (c)	15,000	15,599
Refunding GO Bonds Series 2020	4.00%	12/01/29 (c)	95,000	100,091
Pierce County School District No. 10 Tacoma
GO Bonds Series 2020 B	4.00%	12/01/41 (a)(c)	145,000	145,765
Port of Seattle
Refunding RB Series 2022 A	5.00%	08/01/30	120,000	133,077
Snohomish County School District No. 15 Edmonds
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	50,000	55,781
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Spokane County School District No. 81 Spokane
GO Bonds Series 2019	5.00%	12/01/36 (a)(c)	200,000	213,097
Refunding GO Bonds Series 2021	4.00%	12/01/38 (a)(c)	520,000	528,672
State of Washington
GO Bonds Series 2017 A	5.00%	08/01/42 (a)	25,000	25,492
GO Bonds Series 2017 D	5.00%	02/01/38 (a)	145,000	147,862
GO Bonds Series 2018 C	5.00%	02/01/42 (a)	6,000,000	6,155,051
GO Bonds Series 2019 A	5.00%	08/01/38 (a)	200,000	211,835
GO Bonds Series 2019 A	5.00%	08/01/43 (a)	255,000	264,028
GO Bonds Series 2020 A	5.00%	08/01/40 (a)	150,000	159,592
GO Bonds Series 2020 A	5.00%	08/01/41 (a)	100,000	105,808
GO Bonds Series 2020 A	5.00%	08/01/44 (a)	95,000	98,856
GO Bonds Series 2020 C	5.00%	02/01/35 (a)	165,000	178,806
GO Bonds Series 2020 C	5.00%	02/01/38 (a)	30,000	32,098
GO Bonds Series 2020 C	5.00%	02/01/39 (a)	6,565,000	6,999,457
GO Bonds Series 2020 C	5.00%	02/01/40 (a)	160,000	169,131
GO Bonds Series 2020 C	5.00%	02/01/41 (a)	150,000	157,843
GO Bonds Series 2020 C	5.00%	02/01/42 (a)	200,000	209,027
GO Bonds Series 2021 A	5.00%	08/01/37 (a)	30,000	32,883
GO Bonds Series 2021 A	5.00%	08/01/40 (a)	155,000	166,876
GO Bonds Series 2021 A	5.00%	08/01/43 (a)	25,000	26,329
GO Bonds Series 2021 A	5.00%	08/01/44 (a)	150,000	157,277
GO Bonds Series 2021 C	5.00%	02/01/41 (a)	50,000	53,199
GO Bonds Series 2021 C	5.00%	02/01/45 (a)	120,000	124,874
GO Bonds Series 2022 A-1	5.00%	08/01/31	100,000	112,994
GO Bonds Series 2022 A-1	5.00%	08/01/33 (a)	120,000	136,680
GO Bonds Series 2022 A-2	5.00%	08/01/40 (a)	125,000	136,261
GO Bonds Series 2022 A-2	5.00%	08/01/41 (a)	135,000	146,047
GO Bonds Series 2022 A-3	5.00%	08/01/46 (a)	60,000	62,689
GO Bonds Series 2022 A-3	5.00%	08/01/47 (a)	250,000	260,590
GO Bonds Series 2022 C	5.00%	02/01/33 (a)	30,000	33,945
GO Bonds Series 2022 C	5.00%	02/01/41 (a)	55,000	59,171
GO Bonds Series 2022 C	5.00%	02/01/44 (a)	45,000	47,394
GO Bonds Series 2022 C	5.00%	02/01/45 (a)	20,000	20,955
GO Bonds Series 2022 C	5.00%	02/01/46 (a)	55,000	57,311
GO Bonds Series 2023 A	5.00%	08/01/35 (a)	25,000	28,656
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	55,000	62,573
GO Bonds Series 2023 A	5.00%	08/01/39 (a)	250,000	278,935
GO Bonds Series 2023 A	5.00%	08/01/44 (a)	250,000	266,872
GO Bonds Series 2023 B	5.00%	02/01/44 (a)	50,000	53,167
GO Bonds Series 2023 B	5.00%	02/01/46 (a)	165,000	173,636
GO Bonds Series 2023 B	5.00%	02/01/47 (a)	1,295,000	1,357,534
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	30,000	34,660
GO Bonds Series 2024 A	5.00%	08/01/48 (a)	250,000	262,307
GO Bonds Series 2024 C	5.00%	02/01/38 (a)	30,000	34,026
GO Bonds Series 2024 C	5.00%	02/01/39 (a)	55,000	62,030
GO Bonds Series 2024 C	5.00%	02/01/49 (a)	35,000	36,583
GO Bonds Series 2025 C	5.00%	02/01/40 (a)	10,000	11,235
GO Bonds Series 2025 C	5.00%	02/01/44 (a)	115,000	123,989
GO Bonds Series 2025 C	5.00%	02/01/49 (a)	2,000,000	2,099,153
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series R-2022 D	4.00%	07/01/28	630,000	654,807
Refunding GO Bonds Series 2016 B	5.00%	07/01/29 (a)(b)	80,000	80,000
Refunding GO Bonds Series 2016 B	5.00%	07/01/33 (a)(b)	150,000	150,000
Refunding GO Bonds Series 2017 R-2018D	5.00%	08/01/32 (a)	325,000	337,024
Refunding GO Bonds Series 2021	5.00%	06/01/41 (a)	10,000	10,563
Refunding GO Bonds Series 2023 R-2023A	5.00%	08/01/29	200,000	217,753
Refunding GO Bonds Series 2023 R-2023B	5.00%	07/01/29	410,000	445,570
Refunding GO Bonds Series 2024 R-2024C	5.00%	08/01/28	300,000	319,514
Refunding GO Bonds Series 2024 R-2024C	5.00%	08/01/30	1,450,000	1,610,007
Refunding GO Bonds Series 2024 R-2025A	4.00%	07/01/26	260,000	261,982
Refunding GO Bonds Series 2024 R-2025B	5.00%	07/01/27	570,000	591,728
Refunding GO Bonds Series 2024 R-2025B	5.00%	07/01/29	200,000	217,351
Refunding GO Bonds Series R-2016 C	5.00%	07/01/32 (a)(b)	85,000	85,000
Refunding GO Bonds Series R-2017 A	5.00%	08/01/28 (a)	165,000	167,130
Refunding GO Bonds Series R-2017 A	5.00%	08/01/31 (a)	175,000	177,269
Refunding GO Bonds Series R-2018 C	5.00%	08/01/27	60,000	62,415
Refunding GO Bonds Series R-2018 C	5.00%	08/01/29 (a)	250,000	259,644
Refunding GO Bonds Series R-2018 C	5.00%	08/01/30 (a)	115,000	119,418
Refunding GO Bonds Series R-2018 C	5.00%	08/01/33 (a)	20,000	20,718
Refunding GO Bonds Series R-2018 C	5.00%	08/01/34 (a)	155,000	160,369
Refunding GO Bonds Series R-2018 D	5.00%	08/01/27	150,000	156,038
Refunding GO Bonds Series R-2018 D	5.00%	08/01/30 (a)	15,000	15,576
Refunding GO Bonds Series R-2018 D	5.00%	08/01/31 (a)	100,000	103,795
Refunding GO Bonds Series R-2022 C	4.00%	07/01/27	195,000	199,582
Refunding GO Bonds Series R-2022 C	4.00%	07/01/28	160,000	166,300
Refunding GO Bonds Series R-2022 D	4.00%	07/01/27	4,010,000	4,104,230
Refunding GO Bonds Series R-2023 A	5.00%	08/01/28	100,000	106,505
Refunding GO Bonds Series R-2023 A	5.00%	08/01/34 (a)	4,810,000	5,545,379
Refunding GO Bonds Series R-2023 A	5.00%	08/01/35 (a)	150,000	171,935
Refunding GO Bonds Series R-2023 B	5.00%	07/01/30	220,000	243,874
Refunding GO Bonds Series R-2023 B	5.00%	07/01/34 (a)	80,000	92,104
Refunding GO Bonds Series R-2023 B	5.00%	07/01/36 (a)	285,000	324,067
Refunding GO Bonds Series R-2023 B	5.00%	07/01/37 (a)	300,000	338,623
Refunding GO Bonds Series R-2024 C	5.00%	08/01/29	25,000	27,219
Refunding GO Bonds Series R-2024 C	5.00%	08/01/31	125,000	141,242
Refunding GO Bonds Series R-2024 C	5.00%	08/01/37 (a)	45,000	51,564
Refunding GO Bonds Series R-2024 C	5.00%	08/01/38 (a)	100,000	113,815
Refunding GO Bonds Series R-2024 C	5.00%	08/01/40 (a)	80,000	89,410
Refunding GO Bonds Series R-2025 B	5.00%	07/01/28	720,000	765,350
Refunding GO Bonds Series R-2025 B	5.00%	07/01/31	420,000	473,909
Refunding GO Bonds Series R-2025 C	5.00%	07/01/29	50,000	54,338
Refunding GO Bonds Series R-2025 C	5.00%	07/01/30	410,000	454,493
University of Washington
Refunding RB Series 2012 C	3.13%	07/01/42 (a)	790,000	678,634
Refunding RB Series 2025 A	5.00%	04/01/37 (a)	500,000	578,182
Washington
GO Refunding Bonds Series R2022C Series 2022 R-2022C	4.00%	07/01/26	300,000	302,286
GO Refunding Bonds Series R2023A Series R-2023 A	5.00%	08/01/26	825,000	837,074
Washington Biomed Research Properties Lease
RB University of Washington Series 2015 A	4.00%	01/01/48 (a)	500,000	469,857
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington State Convention Center Public Facilities District
RB Lodging Tax Revenue Series 2018	5.00%	07/01/48 (a)	475,000	472,776
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	160,000	131,403
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	50,000	40,326
RB Lodging Tax Revenue Series 2018	5.00%	07/01/58 (a)	100,000	99,256
Whatcom County School District No. 501 Bellingham
Refunding GO Bonds Series 2023	5.00%	12/01/39 (a)(c)	15,000	16,542
				71,191,327
WEST VIRGINIA 0.0%
Marshall University
Refunding RB Series 2020 A	3.00%	05/01/46 (a)(c)	50,000	39,626
West Virginia Parkways Authority
RB Series 2018	4.00%	06/01/47 (a)	150,000	138,842
RB Series 2021	5.00%	06/01/47 (a)	190,000	196,656
RB Series 2021	4.00%	06/01/51 (a)	125,000	113,801
				488,925
WISCONSIN 0.6%
Franklin Public School District
GO Bonds Series 2025 A	4.00%	04/01/45 (a)	250,000	241,568
Public Finance Authority
RB University of Kansas Series 2016	5.00%	03/01/41 (a)	25,000	25,024
State of Wisconsin
GO Bonds Series 2025 3	5.00%	05/01/30	1,000,000	1,106,940
GO Bonds Series 2025 3	5.00%	05/01/31	250,000	282,071
GO Bonds Series 2025 3	5.00%	05/01/35	1,000,000	1,184,950
RB Series 2019 A	5.00%	05/01/28 (a)(b)	425,000	439,305
RB Series 2019 A	5.00%	05/01/29 (a)(b)	200,000	206,732
Refunding GO Bonds Series 2017	5.00%	11/01/26	140,000	142,929
Refunding GO Bonds Series 2017	5.00%	11/01/27 (a)	205,000	211,891
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	345,000	356,757
Refunding GO Bonds Series 2017 2	5.00%	11/01/26	260,000	265,440
Refunding GO Bonds Series 2017 2	5.00%	11/01/27 (a)	190,000	196,386
Refunding GO Bonds Series 2017 3	5.00%	11/01/27 (a)	440,000	454,790
Refunding GO Bonds Series 2017 3	5.00%	11/01/28 (a)	500,000	517,039
Refunding GO Bonds Series 2021 1	5.00%	05/01/27	30,000	31,010
Refunding GO Bonds Series 2022 4	5.00%	05/01/30	65,000	71,951
Refunding GO Bonds Series 2023 2	5.00%	05/01/31	50,000	56,414
Refunding GO Bonds Series 2023 2	5.00%	05/01/33	5,140,000	5,967,796
Refunding GO Bonds Series 2023 2	5.00%	05/01/37 (a)	45,000	50,947
Refunding GO Bonds Series 2023 2	5.00%	05/01/38 (a)	100,000	112,445
Refunding GO Bonds Series 2024 1	5.00%	05/01/32	500,000	573,201
Refunding GO Bonds Series 2024 1	5.00%	05/01/35 (a)	30,000	34,954
Refunding GO Bonds Series 2025 2	5.00%	05/01/27	20,000	20,673
Refunding RB Series 2019 A	5.00%	05/01/26 (b)	60,000	60,493
Refunding RB Series 2019 A	5.00%	05/01/27 (b)	200,000	206,732
State of Wisconsin Environmental Improvement Fund Revenue
RB Series 2024 A	5.00%	06/01/33 (a)	260,000	300,615
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village of Mount Pleasant
Tax Allocation Tax Increment District No. 5 Series 2018 A	5.00%	04/01/43 (a)	50,000	51,306
Wisconsin Center District
RB Series 2020 C	4.84%	12/15/50 (a)(c)(d)	800,000	237,001
RB Series 2020 C	4.84%	12/15/60 (a)(c)(d)	500,000	86,389
RB Series 2020 D	5.14%	12/15/45 (a)(c)(d)	300,000	118,654
RB Series 2020 D	5.20%	12/15/55 (a)(c)(d)	500,000	116,369
Wisconsin Department of Transportation
Refunding RB Series 2017 1	5.00%	07/01/27	305,000	316,170
Refunding RB Series 2017 1	5.00%	07/01/28 (a)	265,000	274,907
Refunding RB Fee Revenue Series 2023 1	5.00%	07/01/32	305,000	350,102
Refunding RB Fee Revenue Series 2024 2	5.00%	07/01/26	380,000	384,574
Refunding RB Fee Revenue Series 2024 2	5.00%	07/01/32	360,000	413,235
Refunding RB Fee Revenue Series 2025 1	5.00%	07/01/29	150,000	163,013
Wisconsin Health & Educational Facilities Authority
Refunding RB Medical College of Wisconsin, Inc. Series 2016	4.00%	12/01/46 (a)	75,000	67,666
Refunding RB Medical College of Wisconsin, Inc. Series 2022	4.00%	12/01/51 (a)	100,000	87,072
				15,785,511
WYOMING 0.1%
County of Campbell
Refunding RB Basin Electric Power Cooperative Series 2019 A	3.63%	07/15/39 (a)	1,200,000	1,142,750
University of Wyoming
RB Series 2021 C	4.00%	06/01/51 (a)(c)	600,000	550,028
				1,692,778
Total Municipal Securities (Cost $2,677,562,643)				2,733,984,635
Total Investments in Securities (Cost $2,677,562,643)				2,733,984,635

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$2,733,984,635	$—	$2,733,984,635
Total	$—	$2,733,984,635	$—	$2,733,984,635

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,677,562,643)		$2,733,984,635
Cash		87,884
Receivables:
Interest		35,474,958
Fund shares sold	+	15,435,842
Total assets		2,784,983,319

Liabilities
Payables:
Investments bought		18,113,925
Investments bought - delayed-delivery		1,216,825
Management fees	+	67,192
Total liabilities		19,397,942
Net assets		$2,765,585,377

Net Assets by Source
Capital received from investors		$2,709,962,879
Total distributable earnings	+	55,622,498
Net assets		$2,765,585,377

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,765,585,377		107,500,000		$25.73

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$64,884,227

Expenses
Management fees		517,889
Total expenses	–	517,889
Net investment income		64,366,338

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,483,962)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	610,895
Net realized losses		(873,067)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	56,915,140
Net realized and unrealized gains		56,042,073
Increase in net assets resulting from operations		$120,408,411
See financial notes

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$64,366,338	$12,188,033
Net realized losses		(873,067)	(162,084)
Net change in unrealized appreciation (depreciation)	+	56,915,140	(7,800,373)
Increase in net assets resulting from operations		$120,408,411	$4,225,576

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($63,357,140 )	($11,944,295 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		90,400,000	$2,266,644,806	9,700,000	$251,338,494
Other capital		—	1,570,513	—	152,370
Shares redeemed	+	(1,900,000)	(47,475,967)	(100,000)	(2,594,714)
Net transactions in fund shares		88,500,000	$2,220,739,352	9,600,000	$248,896,150

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,000,000	$487,794,754	9,400,000	$246,617,323
Total increase	+	88,500,000	2,277,790,623	9,600,000	241,177,431
End of period		107,500,000	$2,765,585,377	19,000,000	$487,794,754

1
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close of U.S.
markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. TIPS ETF	Schwab Mortgage-Backed Securities ETF
Schwab Short-Term U.S. Treasury ETF	Schwab High Yield Bond ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab International Small-Cap Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab Municipal Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index®ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel Opportunities ETF
Schwab U.S. Small-Cap ETF	Schwab Crypto Thematic ETF
Schwab U.S. Dividend Equity ETF	Schwab Ultra-Short Income ETF
Schwab Government Money Market ETF	Schwab Core Bond ETF
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. TIPS ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab Short-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.
The Schwab Intermediate-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.
The Schwab Long-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market.
The Schwab U.S. Aggregate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab 1-5 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab 5-10 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market.
The Schwab Municipal Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN. These put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. Each fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2025, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate bonds. The value of securities on loan and the related collateral as of December 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF	SCHWAB MUNICIPAL BOND ETF
0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of December 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.5%	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.4%	— %	0.8%	0.1%
Schwab Monthly Income Fund - Target Payout	— %	— %	0.4%	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %	0.3%	— %	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2020 Index Fund	0.1%	0.2%	— %	1.4%	— %	— %
Schwab Target 2025 Index Fund	0.2%	0.3%	— %	2.9%	— %	— %
Schwab Target 2030 Index Fund	0.2%	0.4%	— %	6.0%	— %	— %
Schwab Target 2035 Index Fund	0.0%*	0.1%	— %	4.0%	— %	— %
Schwab Target 2040 Index Fund	— %	0.1%	— %	3.2%	— %	— %
Schwab Target 2045 Index Fund	— %	0.0%*	— %	1.5%	— %	— %
Schwab Target 2050 Index Fund	— %	— %	— %	1.3%	— %	— %
Schwab Target 2055 Index Fund	— %	— %	— %	0.6%	— %	— %
Schwab Target 2060 Index Fund	— %	— %	— %	0.5%	— %	— %
Schwab Target 2065 Index Fund	— %	— %	— %	0.1%	— %	— %
Schwab VIT Balanced Portfolio	0.0%*	0.1%	— %	0.3%	— %	— %
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	— %	0.5%	— %	— %
Schwab VIT Growth Portfolio	— %	— %	— %	0.3%	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended December 31, 2025, the funds did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to manage the effects of interest rate exposure.
As of December 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	INTEREST RATE CONTRACTS	TOTAL
Asset Derivatives
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	$1,773	$1,773

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($652 )	($652 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(168)	(168)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended December 31, 2025, were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($25,795 )	($25,795 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(502,810)	(502,810)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$792	$792
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	11,588	11,588

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended December 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	5,600,987	34
Schwab 5-10 Year Corporate Bond ETF	36,563,795	315
Schwab Municipal Bond ETF	—	—

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

 7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$3,070,181,537	$—	$3,070,181,537
Schwab Short-Term U.S. Treasury ETF	8,552,397,289	—	8,552,397,289
Schwab Intermediate-Term U.S. Treasury ETF	5,003,687,616	—	5,003,687,616
Schwab Long-Term U.S. Treasury ETF	214,596,821	—	214,596,821
Schwab U.S. Aggregate Bond ETF	3,072,059,703	445,654,994	3,517,714,697
Schwab 1-5 Year Corporate Bond ETF	—	210,962,593	210,962,593
Schwab 5-10 Year Corporate Bond ETF	—	1,943,636,160	1,943,636,160
Schwab Municipal Bond ETF	—	860,467,429	860,467,429
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$3,426,776,670	$—	$3,426,776,670
Schwab Short-Term U.S. Treasury ETF	7,489,545,056	—	7,489,545,056
Schwab Intermediate-Term U.S. Treasury ETF	4,620,843,753	—	4,620,843,753
Schwab Long-Term U.S. Treasury ETF	160,218,011	—	160,218,011
Schwab U.S. Aggregate Bond ETF	2,768,773,118	457,662,901	3,226,436,019
Schwab 1-5 Year Corporate Bond ETF	—	207,135,652	207,135,652
Schwab 5-10 Year Corporate Bond ETF	—	1,863,148,263	1,863,148,263
Schwab Municipal Bond ETF	—	281,611,663	281,611,663
*
Includes securities guaranteed by U.S. Government Agencies.

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges for the funds, except for Schwab Municipal Bond ETF, are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. For the Schwab Municipal Bond ETF, variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

8. In-Kind Transactions: (continued):
The in-kind transactions for the period ended December 31, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$4,929,508,551	$2,114,011,057
Schwab Short-Term U.S. Treasury ETF	6,478,169,540	7,094,480,992
Schwab Intermediate-Term U.S. Treasury ETF	5,038,126,277	3,706,675,877
Schwab Long-Term U.S. Treasury ETF	680,551,678	446,557,486
Schwab U.S. Aggregate Bond ETF	909,731,781	416,676,896
Schwab 1-5 Year Corporate Bond ETF	209,448,360	28,967,201
Schwab 5-10 Year Corporate Bond ETF	3,959,871,197	2,390,404,147
Schwab Municipal Bond ETF	1,653,419,336	44,306,737
For the period ended December 31, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2025, if any, are disclosed in each fund’s Statement of Operations.

9. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$15,309,837,899	$30,346,085	($773,546,284 )	($743,200,199 )
Schwab Short-Term U.S. Treasury ETF	11,773,234,882	78,026,718	(914,502)	77,112,216
Schwab Intermediate-Term U.S. Treasury ETF	12,052,025,513	100,849,449	(29,643,088)	71,206,361
Schwab Long-Term U.S. Treasury ETF	1,051,580,481	71,478	(60,360,051)	(60,288,573)
Schwab U.S. Aggregate Bond ETF	9,985,726,897	72,734,573	(436,157,955)	(363,423,382)
Schwab 1-5 Year Corporate Bond ETF	663,018,228	9,107,904	(242,098)	8,865,806
Schwab 5-10 Year Corporate Bond ETF	9,502,542,049	259,128,355	(6,571,548)	252,556,807
Schwab Municipal Bond ETF	2,676,695,004	63,467,370	(6,177,739)	57,289,631
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts if held, the differing treatment of amortization of bond discounts and premiums, and sales on TIPS. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab U.S. TIPS ETF	$—	$5,168,410	($743,200,199 )	($1,191,830,023 )	($1,929,861,812 )
Schwab Short-Term U.S. Treasury ETF	—	705,989	77,112,216	(541,759,769)	(463,941,564)
Schwab Intermediate-Term U.S. Treasury ETF	—	641,842	71,206,361	(730,187,465)	(658,339,262)
Schwab Long-Term U.S. Treasury ETF	—	57,718	(60,288,573)	(47,588,700)	(107,819,555)
Schwab U.S. Aggregate Bond ETF	—	501,760	(363,423,382)	(565,871,174)	(928,792,796)
Schwab 1-5 Year Corporate Bond ETF	—	144,760	8,865,806	(10,442,986)	(1,432,420)
Schwab 5-10 Year Corporate Bond ETF	—	664,661	252,556,807	(50,304,028)	202,917,440
Schwab Municipal Bond ETF	448,374	—	57,289,631	(2,115,507)	55,622,498
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab U.S. TIPS ETF	$1,191,830,023
Schwab Short-Term U.S. Treasury ETF	541,759,769
Schwab Intermediate-Term U.S. Treasury ETF	730,187,465
Schwab Long-Term U.S. Treasury ETF	47,588,700
Schwab U.S. Aggregate Bond ETF	565,871,174
Schwab 1-5 Year Corporate Bond ETF	10,442,986
Schwab 5-10 Year Corporate Bond ETF	50,304,028
Schwab Municipal Bond ETF	2,115,507
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$—	$552,426,290	$—	$333,819,075
Schwab Short-Term U.S. Treasury ETF	—	457,262,100	—	466,133,505
Schwab Intermediate-Term U.S. Treasury ETF	—	428,517,250	—	332,975,855
Schwab Long-Term U.S. Treasury ETF	—	38,449,565	—	31,021,445
Schwab U.S. Aggregate Bond ETF	—	360,788,080	—	309,988,610
Schwab 1-5 Year Corporate Bond ETF	—	25,006,360	—	17,176,230
Schwab 5-10 Year Corporate Bond ETF	—	442,268,890	—	348,286,925
Schwab Municipal Bond ETF	63,347,516	9,624	11,934,873	9,422
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes (continued)

 10. Share Splits:
Effective September 25, 2024, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. TIPS ETF	2-for-1
Schwab Short-Term U.S. Treasury ETF	2-for-1
Schwab Intermediate-Term U.S. Treasury ETF	2-for-1
Schwab U.S. Aggregate Bond ETF	2-for-1
Schwab 1-5 Year Corporate Bond ETF	2-for-1
Schwab 5-10 Year Corporate Bond ETF	2-for-1
Schwab Municipal Bond ETF	2-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Municipal Bond ETF have been retroactively adjusted to reflect the above share splits in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Municipal Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Municipal Bond ETF (the “Funds”), eight of the funds constituting Schwab Strategic Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (excluding Schwab Municipal Bond ETF); the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from October 12, 2022 (commencement of operations) through December 31, 2022 for Schwab Municipal Bond ETF; and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds (excluding Schwab Municipal Bond ETF) as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Bond ETF as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 12, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

MFR60171-15
00321735

Annual Holdings and Financial Statements | December 31, 2025
Schwab Core Bond ETF

    Ticker Symbol SCCR

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Core Bond ETF | Annual Holdings and Financial Statements
1

Schwab Core Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

2/5/25[1]– 12/31/25
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.04
Net realized and unrealized gains (losses)	0.67
Total from investment operations	1.71
Less distributions:
Distributions from net investment income	(0.96)
Distributions from net realized gains	(0.01)
Total distributions	(0.97)
Other capital	0.05
Net asset value at end of period	$25.79
Total return	7.14%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.16%[4]
Net investment income (loss)	4.50%[4]
Portfolio turnover rate[5]	96%[3]
Net assets, end of period (x 1,000,000)	$1,096

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 28.2% OF NET ASSETS

Financial Institutions 11.1%
Banking 9.2%
American Express Co.
5.10%, 02/16/28 (a)(b)	4,585,000	4,639,472
Bank of America Corp.
4.38%, 04/27/28 (a)(b)	7,240,000	7,271,089
5.47%, 01/23/35 (a)(b)	4,735,000	4,935,927
Capital One Financial Corp.
1.88%, 11/02/27 (a)(b)	4,465,000	4,381,670
5.25%, 07/26/30 (a)(b)	4,960,000	5,117,144
Citigroup, Inc.
5.17%, 02/13/30 (a)(b)	6,025,000	6,184,371
2.57%, 06/03/31 (a)(b)	6,130,000	5,681,448
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (b)	6,575,000	6,181,287
4.02%, 10/31/38 (a)(b)	5,720,000	5,143,984
JPMorgan Chase & Co.
5.14%, 01/24/31 (a)(b)	5,380,000	5,561,857
3.88%, 07/24/38 (a)(b)	6,840,000	6,148,242
Morgan Stanley
5.12%, 02/01/29 (a)(b)	6,900,000	7,043,342
5.59%, 01/18/36 (a)(b)	3,930,000	4,111,224
PNC Financial Services Group, Inc.
6.88%, 10/20/34 (a)(b)	4,655,000	5,271,718
U.S. Bancorp
2.22%, 01/27/28 (a)(b)	5,650,000	5,549,570
1.38%, 07/22/30 (b)	5,400,000	4,781,610
Wells Fargo & Co.
4.15%, 01/24/29 (b)	6,440,000	6,457,373
3.07%, 04/30/41 (a)(b)	7,785,000	6,046,741
		100,508,069
Brokerage/Asset Managers/Exchanges 0.5%
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	6,120,000	6,105,880
Financial Other 0.5%
Idaho Housing & Finance Association
4.18%, 01/01/31	1,325,000	1,322,213
4.23%, 07/01/31	1,395,000	1,389,345
4.85%, 01/01/32	500,000	511,646
4.55%, 01/01/33	400,000	397,705
4.95%, 01/01/33	415,000	411,689
4.65%, 07/01/33	675,000	671,541
5.22%, 07/01/33	500,000	515,059
Iowa Finance Authority
4.81%, 01/01/31	100,000	102,907
		5,322,105
Insurance 0.4%
UnitedHealth Group, Inc.
5.35%, 02/15/33 (b)	4,470,000	4,660,227
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
REITs 0.5%
Simon Property Group LP
4.75%, 09/26/34 (b)	5,785,000	5,759,007
		122,355,288

Industrial 16.5%
Basic Industry 0.8%
Freeport-McMoRan, Inc.
5.45%, 03/15/43 (b)	5,395,000	5,233,146
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (b)	3,720,000	3,836,323
		9,069,469
Capital Goods 2.3%
Boeing Co.
5.71%, 05/01/40 (b)	4,050,000	4,139,434
5.81%, 05/01/50 (b)	4,610,000	4,540,965
Caterpillar, Inc.
5.20%, 05/15/35 (b)	2,780,000	2,886,913
General Electric Co.
6.75%, 03/15/32	3,060,000	3,466,467
Honeywell International, Inc.
5.00%, 03/01/35 (b)	4,600,000	4,687,045
RTX Corp.
6.40%, 03/15/54 (b)	5,220,000	5,744,394
		25,465,218
Communications 1.9%
AT&T, Inc.
2.25%, 02/01/32 (b)	3,955,000	3,473,264
3.55%, 09/15/55 (b)	6,280,000	4,188,201
Meta Platforms, Inc.
4.20%, 11/15/30 (b)	3,000,000	3,006,033
5.75%, 11/15/65 (b)	3,000,000	2,867,168
T-Mobile USA, Inc.
3.00%, 02/15/41 (b)	4,430,000	3,299,371
4.50%, 04/15/50 (b)	4,400,000	3,628,120
		20,462,157
Consumer Cyclical 2.2%
Amazon.com, Inc.
4.05%, 08/22/47 (b)	5,765,000	4,737,979
American Honda Finance Corp.
4.25%, 09/01/28	5,000,000	5,030,340
Honda Motor Co. Ltd.
4.69%, 07/08/30 (b)	4,570,000	4,625,995
Lowe's Cos., Inc.
1.70%, 09/15/28 (b)	5,070,000	4,779,552
Target Corp.
5.00%, 04/15/35 (b)	4,480,000	4,545,993
		23,719,859
Consumer Non-Cyclical 3.2%
AbbVie, Inc.
4.05%, 11/21/39 (b)	4,825,000	4,309,587
See financial notes
Schwab Core Bond ETF | Annual Holdings and Financial Statements
3

Schwab Core Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/46 (b)	5,115,000	4,723,230
CommonSpirit Health
4.35%, 11/01/42	5,325,000	4,631,584
CVS Health Corp.
4.30%, 03/25/28 (b)	5,150,000	5,169,895
5.25%, 02/21/33 (b)	4,550,000	4,687,436
GE HealthCare Technologies, Inc.
4.80%, 08/14/29 (b)	4,550,000	4,653,602
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 (b)	6,730,000	6,373,533
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (b)	1,000,000	1,035,171
		35,584,038
Energy 1.6%
Cheniere Energy Partners LP
4.50%, 10/01/29 (b)	4,730,000	4,745,513
Devon Energy Corp.
5.20%, 09/15/34 (b)	3,130,000	3,118,970
EQT Corp.
3.90%, 10/01/27 (b)	4,570,000	4,552,276
Kinder Morgan, Inc.
5.15%, 06/01/30 (b)	4,590,000	4,746,556
		17,163,315
Industrial Other 0.1%
Harris County Cultural Education Facilities Finance Corp.
2.36%, 11/15/26	235,000	231,741
2.51%, 11/15/27	225,000	218,905
New Jersey Educational Facilities Authority
3.44%, 09/01/27	475,000	468,856
Texas Tech University System
4.62%, 02/15/29	200,000	203,790
		1,123,292
Technology 3.9%
Broadcom, Inc.
4.75%, 04/15/29 (b)	2,025,000	2,063,324
5.05%, 04/15/30 (b)	3,010,000	3,107,454
Cisco Systems, Inc.
5.90%, 02/15/39	3,800,000	4,095,341
Fiserv, Inc.
3.50%, 07/01/29 (b)	2,500,000	2,425,176
5.63%, 08/21/33 (b)	3,040,000	3,135,178
Micron Technology, Inc.
6.05%, 11/01/35 (b)	3,990,000	4,260,402
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/33 (b)	3,400,000	3,455,360
Oracle Corp.
4.45%, 09/26/30 (b)	1,000,000	978,108
4.80%, 09/26/32 (b)	1,000,000	966,229
4.00%, 11/15/47 (b)	6,625,000	4,553,439
6.10%, 09/26/65 (b)	5,000,000	4,413,652
QUALCOMM, Inc.
4.80%, 05/20/45 (b)	5,170,000	4,734,232
Synopsys, Inc.
4.85%, 04/01/30 (b)	4,625,000	4,723,122
		42,911,017
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	4,841,410	4,955,788
		180,454,153

Utility 0.6%
Electric 0.6%
Florida Power & Light Co.
2.45%, 02/03/32 (b)	2,570,000	2,321,290
NextEra Energy Capital Holdings, Inc.
5.25%, 02/28/53 (b)	4,480,000	4,174,906
		6,496,196
Total Corporates (Cost $307,751,982)		309,305,637

TREASURIES 19.2% OF NET ASSETS
U.S. Treasury Bonds
5.00%, 05/15/45	21,400,000	21,971,787
4.63%, 02/15/55	28,620,000	27,587,694
U.S. Treasury Notes
3.88%, 07/31/27	7,740,000	7,786,096
3.63%, 08/31/27	40,000,000	40,090,564
3.63%, 08/15/28	55,000,000	55,146,811
3.50%, 10/15/28	7,700,000	7,693,128
3.63%, 08/31/30	50,000,000	49,823,585
Total Treasuries (Cost $210,533,667)		210,099,665

GOVERNMENT RELATED 19.6% OF NET ASSETS

Local Authority 19.6%
U.S. 19.6%
Albany Capital Resource Corp.
RB Series 2025B
4.78%, 05/01/31	630,000	635,484
RB Series 2025B
5.00%, 05/01/33	750,000	757,186
American Municipal Power, Inc.
RB Series 2019D
2.91%, 02/15/30	300,000	284,695
Broomfield Urban Renewal Authority
Tax Allocation
4.90%, 12/01/30	515,000	531,866
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2012B
5.81%, 07/01/41	245,000	258,218
California Health Facilities Financing Authority
2.58%, 06/01/29	225,000	216,442
California State University
RB Series 2020B
2.98%, 11/01/51 (b)	1,010,000	688,294
Central Florida Tourism Oversight District Utility Revenue
RB Series 2025-2
4.10%, 10/01/29	500,000	503,653
RB Series 2025-2
4.15%, 10/01/30	1,000,000	1,004,791
RB Series 2025-2
4.31%, 10/01/31	1,500,000	1,508,655
See financial notes
4
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Asheville
RB
5.12%, 04/01/33	550,000	573,572
RB
5.37%, 04/01/36 (b)	625,000	655,544
City of Atlanta Airport Customer Facility Charge
4.98%, 07/01/35	500,000	508,359
City of Austin
4.68%, 09/01/37 (b)	1,070,000	1,053,507
4.68%, 09/01/37 (b)	750,000	738,439
4.78%, 09/01/38 (b)	2,285,000	2,250,650
4.78%, 09/01/38 (b)	890,000	876,621
City of Charlotte
5.32%, 06/01/38 (b)	500,000	515,361
5.60%, 06/01/42 (b)	6,460,000	6,651,726
City of Chula Vista
RB 2021
1.83%, 06/01/31	1,685,000	1,481,936
City of Garland
4.39%, 02/15/31	650,000	661,400
City of Glendale
COP 2021
2.32%, 07/01/31	1,000,000	907,286
COP 2021
2.94%, 07/01/37 (b)	750,000	622,907
City of Houston Combined Utility System Revenue
RB Series 2019 C
2.36%, 11/15/30 (b)	205,000	190,208
City of Kansas City
RB
5.44%, 04/01/39 (b)	2,140,000	2,203,472
City of Lakeland
4.61%, 10/01/28	400,000	404,560
4.78%, 10/01/30	400,000	406,678
4.89%, 10/01/31	410,000	417,752
4.99%, 10/01/32	400,000	407,977
5.12%, 10/01/33	415,000	425,025
City of Modesto Wastewater Revenue
RB
2.23%, 11/01/32 (b)	350,000	308,740
City of New York
5.40%, 02/01/34	1,365,000	1,441,123
GO Bonds Series 2023 B-2
5.98%, 10/01/38 (b)	1,095,000	1,161,125
GO Bonds 2025 E-1
4.39%, 10/01/32	5,005,000	5,009,579
GO Bonds 2025 E-1
4.54%, 10/01/33	5,000,000	5,009,492
City of Oakland
GO Bonds Series2023 A-2
5.50%, 07/15/31	195,000	205,655
City of Ogden City Sewer & Water Revenue
RB Series 2020 B
1.55%, 06/15/27	305,000	295,929
City of Philadelphia
GO Bonds
4.68%, 08/01/30	550,000	564,391
GO Bonds
4.95%, 08/01/32	2,260,000	2,339,935
City of Shelbyville
GO Bonds Series 2021
0.75%, 08/01/27	235,000	224,766
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Trussville
GO Bonds Series 2020 B
1.26%, 10/01/27	220,000	211,094
City of Watertown
GO Bonds Series 2020
2.00%, 06/01/27	290,000	283,806
City of Worcester
GO Bonds Series 1998
6.25%, 01/01/28	1,645,000	1,708,548
Colorado Health Facilities Authority
RB Series 2019B
3.80%, 11/01/44	1,700,000	1,362,317
Colorado Housing & Finance Authority
4.51%, 11/01/30	250,000	254,492
4.93%, 11/01/32	350,000	358,402
RB Series 2025 O-1
4.24%, 11/01/31	1,500,000	1,494,647
RB Series 2025 O-1
4.37%, 11/01/32	1,005,000	998,386
Commonwealth Financing Authority
RB Series 2019A
3.81%, 06/01/41	875,000	751,107
RB Series A
3.86%, 06/01/38	665,000	616,731
Series A
4.14%, 06/01/38	60,000	56,443
Connecticut Housing Finance Authority
RB Series 2025 B-3
4.90%, 05/15/31	205,000	211,840
County of Franklin
RB Series 2019 B
3.38%, 11/01/50	685,000	490,802
County of Harris Hotel Occupancy Tax Revenue
RB 2024
4.99%, 08/15/37 (b)	735,000	741,495
County of La Salle
GO Bonds
4.13%, 03/01/29	350,000	350,289
GO Bonds
4.24%, 03/01/30	400,000	399,902
GO Bonds
4.39%, 03/01/31	410,000	410,004
County of Larimer
Certificate Participation Series 2025B
4.10%, 12/01/29	1,225,000	1,232,622
Certificate Participation Series 2025B
4.20%, 12/01/30	700,000	703,827
County of Miami-Dade
RB Series 2009 B
7.08%, 10/01/29	150,000	165,740
County of Miami-Dade Seaport Department
1.96%, 10/01/30	2,500,000	2,271,824
County of Pima
RB Series 2021
2.03%, 05/01/31	215,000	193,882
County of Pinal
RB
5.34%, 08/01/36 (b)	385,000	399,824
County of Riverside
5.04%, 02/15/35	3,155,000	3,220,172
County of St. Louis
RB Series 2020 B
2.00%, 12/01/27	435,000	420,934
See financial notes
Schwab Core Bond ETF | Annual Holdings and Financial Statements
5

Schwab Core Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Fort Worth International Airport
RB Series A
4.09%, 11/01/51	480,000	393,771
District of Columbia
5.75%, 04/01/35 (b)	510,000	543,240
District of Columbia Income Tax Revenue
5.29%, 06/01/40 (b)	500,000	513,761
5.64%, 06/01/45 (b)	2,470,000	2,563,954
Georgia Higher Education Facilities Authority
RB Series 2026A
4.63%, 01/01/32 (c)	730,000	735,040
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
2.33%, 06/01/27	965,000	939,278
RB Series 2021 A-1
2.53%, 06/01/28	1,875,000	1,796,724
RB Series 2021 A-1
2.59%, 06/01/29	1,085,000	1,020,352
Illinois Housing Development Authority
5.14%, 04/01/33	945,000	972,694
RB Series 2025 B
4.78%, 10/01/31	500,000	511,231
RB Series 2025 B
5.13%, 10/01/33 (b)	500,000	512,873
Indiana Finance Authority
RB Series 2022
4.31%, 03/01/52 (b)	1,000,000	836,041
Indiana Housing & Community Development Authority
4.83%, 01/01/31	200,000	205,224
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	1,440,000	1,459,086
Kansas Development Finance Authority
RB Series 2021 K
1.52%, 05/01/28	230,000	218,467
RB Series H
4.93%, 04/15/45	1,235,000	1,203,196
Kentucky State Property & Building Commission
RB Series 2021 B
2.22%, 09/01/31	965,000	857,007
Lawton Industrial Development Authority
Refunding RB
4.05%, 07/01/26	300,000	300,138
Refunding RB
4.00%, 07/01/27	400,000	400,134
Refunding RB
4.20%, 07/01/29	400,000	400,624
Refunding RB
4.50%, 07/01/31	400,000	402,185
Refunding RB
4.60%, 07/01/32	400,000	401,910
Refunding RB
4.75%, 07/01/33	400,000	403,054
Refunding RB
4.95%, 07/01/35	400,000	403,779
Los Angeles Community College District
GO Bonds 2004 B
5.52%, 08/01/29	1,425,000	1,464,119
Los Angeles Unified School District
4.21%, 10/01/27	250,000	252,601
4.48%, 10/01/30	525,000	537,353
4.78%, 10/01/32	750,000	774,722
4.96%, 10/01/33	765,000	796,088
5.41%, 10/01/39 (b)	8,205,000	8,502,672
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maine Health & Higher Educational Facilities Authority
RB Series 2021 B
1.86%, 07/01/28	300,000	285,797
Maryland Department of Housing & Community Development
RB Series 2025 B
5.09%, 09/01/32	675,000	698,351
Massachusetts Development Finance Agency
RB Series 2025G
6.38%, 10/01/28	2,000,000	2,001,968
RB Series 2025G
6.63%, 10/01/30	4,000,000	4,041,477
Massachusetts Housing Finance Agency
RB Series 2025 243
4.65%, 06/01/31	500,000	508,426
RB Series 2025 243
4.97%, 06/01/33	500,000	509,128
McKinney Economic Development Corp. Sales Tax Revenue
RB
5.35%, 09/01/33	220,000	234,948
Michigan Finance Authority
2.67%, 09/01/49 (b)(d)	535,000	530,277
Michigan State Housing Development Authority
RB
4.29%, 06/01/31	675,000	676,547
RB
4.71%, 06/01/33	375,000	376,151
Minnesota Housing Finance Agency
4.60%, 07/01/29	770,000	787,898
4.17%, 01/01/31	635,000	633,934
4.91%, 01/01/31	835,000	861,273
4.68%, 07/01/33	790,000	787,794
RB Series 2025 A
4.98%, 01/01/32	500,000	512,766
Montgomery County Housing Opportunities Commission
RB Series 2025
5.05%, 12/01/37 (b)	500,000	506,153
RB Series 2025
4.48%, 12/01/29	250,000	255,013
Nebraska Investment Finance Authority
5.35%, 03/01/33	285,000	298,030
5.45%, 03/01/34 (b)	1,630,000	1,704,422
New Hampshire Business Finance Authority
5.88%, 12/01/35	2,030,000	2,162,691
New Hampshire Housing Finance Authority
4.19%, 01/01/31	760,000	757,630
4.24%, 07/01/31	755,000	751,277
4.57%, 01/01/33	450,000	447,556
4.67%, 07/01/33	475,000	472,900
New Jersey Economic Development Authority
RB Series 2019 NNN
3.87%, 06/15/33	645,000	623,654
Series A
7.43%, 02/15/29	2,323,000	2,427,534
New York City Housing Development Corp.
RB Series 2020 F1
2.24%, 05/01/30 (b)	235,000	217,461
New York City Transitional Finance Authority Future Tax Secured Revenue
4.93%, 05/01/31	1,050,000	1,084,514
5.22%, 05/01/33	1,005,000	1,047,244
See financial notes
6
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.66%, 05/01/40 (b)	1,000,000	1,034,754
RB Series 2025 F
4.75%, 11/01/27	295,000	300,074
RB Series 2018 C-5
3.85%, 05/01/30 (b)	250,000	248,155
RB Series 2026 D-2
3.90%, 11/01/26 (c)	2,500,000	2,501,661
RB Series 2026 D-2
3.81%, 11/01/27 (c)	2,500,000	2,501,051
New York State Dormitory Authority
5.23%, 07/01/35	7,000,000	7,274,643
5.99%, 07/01/45 (b)	1,840,000	1,909,803
New York State Thruway Authority
RB Series 2019 M
3.50%, 01/01/42 (b)	315,000	267,116
North Dakota Housing Finance Agency
RB
5.05%, 01/01/31	475,000	491,777
Oregon State Lottery
4.46%, 04/01/30	250,000	254,901
5.38%, 04/01/38 (b)	500,000	518,986
Pennsylvania Economic Development Financing Authority
2.62%, 03/01/29	1,855,000	1,778,877
5.11%, 06/01/34	440,000	456,909
RB Series 2021
1.97%, 06/15/28	1,120,000	1,065,031
RB Series 2025
4.72%, 06/01/29	155,000	158,598
RB Series 2025
4.88%, 06/01/31	210,000	216,512
Pennsylvania State University
5.09%, 09/01/36	350,000	362,944
Philadelphia Authority for Industrial Development
RB Series 1999 C
6.55%, 10/15/28	1,740,000	1,845,643
Port Authority of New York & New Jersey
5.65%, 11/01/40	350,000	370,478
RB Series 2019 215
3.29%, 08/01/69	300,000	189,655
Public Finance Authority
RB Series 2017A
3.11%, 07/01/27	300,000	297,300
Redondo Beach Community Financing Authority
RB Series 2021 A
2.09%, 05/01/30	525,000	484,664
Rhode Island Housing & Mortgage Finance Corp.
RB Series 2025 85
4.96%, 10/01/33 (b)	500,000	506,921
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	1,360,000	1,108,007
Sales Tax Securitization Corp.
RB Series 2017 C
3.28%, 01/01/29	1,015,000	991,535
RB Series 2024 B
5.23%, 01/01/39 (b)	4,040,000	4,085,203
RB Series 2021B
3.34%, 01/01/48 (b)	100,000	73,686
San Francisco City & County Redevelopment Successor Agency
RB Series 2025 C
4.41%, 08/01/31	800,000	800,949
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2025 C
4.54%, 08/01/32	500,000	501,211
RB Series 2025 C
4.70%, 08/01/33	1,000,000	1,007,590
San Jose Financing Authority
Refunding RB
2.86%, 06/01/38 (b)	7,395,000	5,998,318
South Carolina Public Service Authority
RB Series 2009 F
5.74%, 01/01/30	920,000	956,930
RB Series 2012 E
4.55%, 12/01/30	1,275,000	1,290,988
RB Series 2025 C
4.71%, 12/01/28	350,000	355,917
RB Series 2025 C
5.01%, 12/01/32	125,000	128,314
Southwestern Illinois Community College District No. 522
Refunding GO Bonds
4.20%, 12/01/29	650,000	656,476
Refunding GO Bonds
4.35%, 12/01/30	800,000	811,654
Refunding GO Bonds
4.50%, 12/01/31	1,300,000	1,325,442
Refunding GO Bonds
4.63%, 12/01/32	850,000	868,644
Southwestern Illinois Development Authority
RB
5.06%, 04/01/31	400,000	415,253
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (b)	9,798,000	10,314,393
Series A
1.71%, 07/01/27	986,000	956,876
State of California
GO Bonds
5.10%, 09/01/35	3,505,000	3,641,156
GO Bonds
5.13%, 03/01/38 (b)	1,305,000	1,329,499
State of Connecticut
4.59%, 03/15/30	250,000	256,851
5.15%, 03/15/35	200,000	209,592
GO Bonds Series 2008A
5.85%, 03/15/32	505,000	543,851
State of Hawaii
GO Bonds Series 2021 GN
5.08%, 10/01/41 (b)	205,000	205,889
State of Illinois
4.00%, 09/01/28	9,760,000	9,837,467
4.40%, 09/01/31	3,050,000	3,080,894
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,351,520	2,413,303
GO Bonds Series 2024 A
4.48%, 10/01/32	360,000	361,512
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	441,516	445,756
Toledo Lucas County Public Library
GO Bonds Series 2025 B
5.14%, 12/01/38 (b)	750,000	770,995
University of Michigan
RB Series C
3.60%, 04/01/47	1,390,000	1,177,702
See financial notes
Schwab Core Bond ETF | Annual Holdings and Financial Statements
7

Schwab Core Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of North Texas System
RB
5.31%, 04/15/39 (b)	320,000	327,668
Utah Housing Corp.
4.94%, 01/01/31	270,000	279,007
5.40%, 01/01/33	825,000	863,215
RB Series 2025 D
5.08%, 01/01/34 (b)	360,000	367,346
Vermont Housing Finance Agency
5.36%, 11/01/33	230,000	237,280
RB Series 2025 B
5.32%, 11/01/34 (b)	135,000	137,958
Virginia Housing Development Authority
4.19%, 01/01/31	650,000	653,491
4.25%, 07/01/31	955,000	959,498
4.32%, 01/01/32	1,915,000	1,922,349
4.37%, 07/01/32	1,590,000	1,593,822
4.64%, 01/01/33	660,000	665,507
4.69%, 07/01/33	500,000	503,980
4.79%, 01/01/34 (b)	500,000	504,663
4.84%, 07/01/34 (b)	650,000	655,707
4.89%, 01/01/35 (b)	960,000	967,847
4.99%, 07/01/35 (b)	890,000	898,595
Williamsburg Economic Development Authority
Rb Series 2025
4.96%, 11/01/35	1,000,000	1,005,505
		215,238,005
Total Government Related (Cost $212,264,859)		215,238,005

SECURITIZED 32.1% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 32.1%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/36 to 08/01/52 (b)	24,811,501	20,791,519
2.50%, 10/01/31 to 04/01/52 (b)	14,052,053	12,378,307
3.00%, 04/01/50 to 11/01/52 (b)	2,838,506	2,529,235
3.50%, 11/01/51 to 11/01/54 (b)	5,372,474	5,009,767
4.00%, 06/01/52 to 09/01/52 (b)	5,042,407	4,808,156
4.50%, 08/01/52 to 01/01/55 (b)	29,854,844	29,272,161
5.00%, 08/01/52 to 12/01/54 (b)	15,746,660	15,773,021
5.50%, 05/01/53 to 05/01/55 (b)	15,121,519	15,364,072
6.00%, 09/01/53 to 05/01/55 (b)	8,411,281	8,662,740
6.50%, 12/01/53 to 06/01/55 (b)	4,710,417	4,947,009
Federal National Mortgage Association
2.00%, 01/01/37 to 10/01/52 (b)	33,574,409	27,960,571
2.50%, 10/01/35 to 02/01/52 (b)	16,504,287	14,521,683
3.00%, 10/01/51 to 09/01/52 (b)	15,747,953	14,095,832
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 09/01/50 to 10/01/52 (b)	10,470,800	9,769,857
4.00%, 10/01/51 to 08/01/55 (b)	29,336,506	27,938,646
4.50%, 09/01/52 to 01/01/53 (b)	12,490,859	12,266,235
5.00%, 11/01/53 to 06/01/55 (b)	15,512,427	15,512,167
5.50%, 12/01/52 to 08/01/55 (b)	7,253,396	7,366,721
6.00%, 07/01/53 to 05/01/55 (b)	11,128,469	11,429,658
6.50%, 08/01/54 to 08/01/55 (b)	2,860,788	2,975,770
Government National Mortgage Association
2.50%, 02/20/50 to 06/20/52 (b)	15,066,283	13,016,882
3.00%, 11/20/49 to 09/20/52 (b)	10,128,287	9,123,157
3.50%, 06/20/50 to 01/20/53 (b)	10,255,392	9,485,603
4.00%, 11/20/48 to 01/20/55 (b)	28,442,529	27,020,857
4.50%, 12/20/48 to 07/20/53 (b)	16,863,774	16,547,283
5.50%, 07/20/54 to 08/20/55 (b)	8,242,045	8,344,453
6.00%, 09/20/54 to 08/20/55 (b)	4,422,291	4,522,869
6.50%, 07/20/54 to 08/20/54 (b)	259,976	269,104
Total Securitized (Cost $348,084,750)		351,703,335

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (e)	7,220,880	7,220,880
Total Short-Term Investments (Cost $7,220,880)		7,220,880
Total Investments in Securities (Cost $1,085,856,138)		1,093,567,522

(a)	Fixed-to-Float security is in a fixed-rate coupon period.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	The rate shown is the annualized 7-day yield.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$309,305,637	$—	$309,305,637
Treasuries[1]	—	210,099,665	—	210,099,665
Government Related[1]	—	215,238,005	—	215,238,005
See financial notes
8
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of December 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Securitized[1]	$—	$351,703,335	$—	$351,703,335
Short-Term Investments[1]	7,220,880	—	—	7,220,880
Total	$7,220,880	$1,086,346,642	$—	$1,093,567,522

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Core Bond ETF | Annual Holdings and Financial Statements
9

Schwab Core Bond ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,085,856,138)		$1,093,567,522
Receivables:
Interest		10,640,668
Fund shares sold		2,579,087
Dividends		20,269
Income from securities on loan	+	29
Total assets		1,106,807,575

Liabilities
Payables:
Investments bought - delayed-delivery		5,730,000
Investments bought		4,835,315
Management fees	+	145,520
Total liabilities		10,710,835
Net assets		$1,096,096,740

Net Assets by Source
Capital received from investors		$1,088,857,064
Total distributable earnings	+	7,239,676
Net assets		$1,096,096,740

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,096,096,740		42,500,000		$25.79

See financial notes
10
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Statement of Operations

For the period February 5, 2025* through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$20,709,571
Dividends received from securities - unaffiliated issuers		329,898
Securities on loan, net	+	144
Total investment income		21,039,613

Expenses
Management fees		721,766
Total expenses	–	721,766
Net investment income		20,317,847

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(166,448)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	2,395,608
Net realized gains		2,229,160
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	7,711,384
Net realized and unrealized gains		9,940,544
Increase in net assets resulting from operations		$30,258,391

*	Commencement of operations.
See financial notes
Schwab Core Bond ETF | Annual Holdings and Financial Statements
11

Schwab Core Bond ETF
Statement of Changes in Net Assets

For the current period only
OPERATIONS
	2/5/25*-12/31/25
Net investment income		$20,317,847
Net realized gains		2,229,160
Net change in unrealized appreciation (depreciation)	+	7,711,384
Increase in net assets resulting from operations		$30,258,391

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,646,450 )

TRANSACTIONS IN FUND SHARES
	2/5/25*-12/31/25
		SHARES	VALUE
Shares sold		56,600,000	$1,451,797,224
Other capital		—	984,026
Shares redeemed	+	(14,100,000)	(366,296,451)
Net transactions in fund shares		42,500,000	$1,086,484,799

SHARES OUTSTANDING AND NET ASSETS
	2/5/25*-12/31/25
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	42,500,000	1,096,096,740
End of period		42,500,000	$1,096,096,740

*	Commencement of operations.
See financial notes
12
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Core Bond ETF	Schwab U.S. TIPS ETF
Schwab Ultra-Short Income ETF	Schwab Short-Term U.S. Treasury ETF
Schwab High Yield Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Ariel Opportunities ETF
Schwab International Small-Cap Equity ETF	Schwab Crypto Thematic ETF
Schwab Emerging Markets Equity ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. REIT ETF	Schwab Government Money Market ETF
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The Schwab Core Bond ETF commenced operations on February 5, 2025.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Core Bond ETF’s goal is to seek to provide total return while generating income through investing in U.S. dollar-denominated debt securities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
Schwab Core Bond ETF | Annual Holdings and Financial Statements
13

Schwab Core Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
14
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis, if any, are identified as such in the fund’s Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2025, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
Schwab Core Bond ETF | Annual Holdings and Financial Statements
15

Schwab Core Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, the fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in the fund’s Statement of Operations.
(g) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
16
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.16% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended December 31, 2025, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit
Schwab Core Bond ETF | Annual Holdings and Financial Statements
17

Schwab Core Bond ETF
Financial Notes (continued)

5. Borrowing from Banks (continued):
Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Core Bond ETF	$861,644,317	$254,815,774	$1,116,460,091
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Core Bond ETF	464,776,102	25,993,093	490,769,195
*
Includes securities guaranteed by U.S. Government Agencies.

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Core Bond ETF	$811,074,816	$364,590,465
For the period ended December 31, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2025, if any, are disclosed in the fund’s Statement of Operations.
18
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes (continued)

 8. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Bond ETF	$1,085,856,963	$9,902,206	($2,191,647 )	$7,710,559
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$120,431	$7,710,559	($591,314 )	$7,239,676
For tax purposes, net realized capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2025, the fund had capital losses deferred of $591,314.
As of December 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions paid during the period ended December 31, 2025, was as follows:
CURRENT FISCAL PERIOD END DISTRIBUTIONS
ORDINARY INCOME
Schwab Core Bond ETF	$20,646,450
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the period ended December 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Core Bond ETF | Annual Holdings and Financial Statements
19

Schwab Core Bond ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Core Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Core Bond ETF (the "Fund"), one of the funds constituting Schwab Strategic Trust, as of December 31, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 5, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 5, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
20
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Core Bond ETF | Annual Holdings and Financial Statements
21

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
22
Schwab Core Bond ETF | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Core Bond ETF | Annual Holdings and Financial Statements
23

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
24
Schwab Core Bond ETF | Annual Holdings and Financial Statements

MFR129742-00
00321743

Annual Holdings and Financial Statements | December 31, 2025
Schwab Ultra-Short Income ETF

    Ticker Symbol SCUS

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
1

Schwab Ultra-Short Income ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	8/13/24[1]– 12/31/24
Per-Share Data
Net asset value at beginning of period	$25.08	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.07	0.46
Net realized and unrealized gains (losses)	0.06	0.02
Total from investment operations	1.13	0.48
Less distributions:
Distributions from net investment income	(1.05)	(0.41)
Other capital	0.01	0.01
Net asset value at end of period	$25.17	$25.08
Total return	4.64%	1.96%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%	0.14%[4]
Net investment income (loss)	4.27%	4.75%[4]
Portfolio turnover rate	50%[5]	3%[3]
Net assets, end of period (x 1,000,000)	$184	$70

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes variable rate demand note transactions (see financial note 2b for additional information).
See financial notes
2
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Securities whose maturities at the time of acquisition were one year or less are categorized under Short-Term Investments.
ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 30.9% OF NET ASSETS
Financial Institutions 15.1%
Banking 9.2%
American Express Co.	(a)	2.55%	03/04/27	925,000	911,993
American Express Co.	(a)	3.30%	05/03/27	1,000,000	993,777
Bank of Montreal	(a)	5.27%	12/11/26	600,000	607,843
Bank of Nova Scotia		2.70%	08/03/26	600,000	595,928
Bank of Nova Scotia	(a)	1.30%	09/15/26	500,000	491,250
Bank of Nova Scotia		5.25%	06/12/28	1,000,000	1,031,067
Canadian Imperial Bank of Commerce	(a)	5.93%	10/02/26	725,000	736,007
Capital One Financial Corp.	(a)	3.80%	01/31/28	1,000,000	996,142
Goldman Sachs Group, Inc.	(a)	3.50%	11/16/26	437,000	435,577
Mizuho Financial Group, Inc.	(a)(b)	1.23%	05/22/27	1,100,000	1,087,820
Morgan Stanley	(a)(b)	5.05%	01/28/27	525,000	525,315
National Australia Bank Ltd.		4.31%	06/13/28	1,500,000	1,515,974
National Australia Bank Ltd.		4.90%	06/13/28	730,000	747,823
PNC Bank NA	(a)	4.54%	05/13/27	985,000	986,475
PNC Financial Services Group, Inc.	(a)	2.60%	07/23/26	475,000	471,620
Royal Bank of Canada	(a)	1.20%	04/27/26	425,000	421,460
Sumitomo Mitsui Financial Group, Inc.		1.40%	09/17/26	500,000	491,155
Toronto-Dominion Bank	(a)	4.57%	12/17/26	500,000	503,132
Toronto-Dominion Bank		4.11%	10/13/28	385,000	385,967
Truist Bank	(a)	3.80%	10/30/26	699,000	697,870
Truist Financial Corp.	(a)	1.13%	08/03/27	2,000,000	1,916,310
U.S. Bancorp	(a)	3.15%	04/27/27	430,000	426,678
					16,977,183
Brokerage/Asset Managers/Exchanges 0.7%
Jefferies Financial Group, Inc.	(a)	4.85%	01/15/27	125,000	125,893
Jefferies Financial Group, Inc.	(a)	6.45%	06/08/27	100,000	103,263
Jefferies Financial Group, Inc.	(a)	5.88%	07/21/28	950,000	988,083
					1,217,239
Insurance 3.6%
American International Group, Inc.	(a)	4.20%	04/01/28	2,130,000	2,134,698
Elevance Health, Inc.	(a)	1.50%	03/15/26	603,000	599,986
Elevance Health, Inc.	(a)	4.50%	10/30/26	500,000	502,558
Elevance Health, Inc.	(a)	4.10%	03/01/28	1,250,000	1,252,419
Elevance Health, Inc.	(a)	4.00%	09/15/28	963,000	961,837
UnitedHealth Group, Inc.	(a)	3.85%	06/15/28	1,160,000	1,158,494
					6,609,992
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
3

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
REITs 1.6%
Digital Realty Trust LP	(a)(c)	4.45%	07/15/28	1,000,000	1,007,154
Prologis LP	(a)(c)	3.88%	09/15/28	1,000,000	997,750
Prologis LP	(a)(c)	4.00%	09/15/28	375,000	375,790
Simon Property Group LP	(a)(c)	1.38%	01/15/27	550,000	535,873
					2,916,567
					27,720,981
Industrial 14.2%
Communications 2.5%
AT&T, Inc.	(a)	1.70%	03/25/26	150,000	149,258
AT&T, Inc.	(a)	4.10%	02/15/28	970,000	971,286
Comcast Corp.	(a)	3.15%	03/01/26	600,000	599,835
Comcast Corp.	(a)	2.35%	01/15/27	315,000	310,346
Comcast Corp.	(a)	4.15%	10/15/28	2,250,000	2,262,229
T-Mobile USA, Inc.	(a)(c)	2.63%	04/15/26	130,000	129,473
T-Mobile USA, Inc.	(a)(c)	4.75%	02/01/28	250,000	250,305
					4,672,732
Consumer Cyclical 2.2%
Home Depot, Inc.	(a)	3.00%	04/01/26	600,000	599,070
Lowe’s Cos., Inc.	(a)	4.00%	10/15/28	525,000	526,178
Starbucks Corp.	(a)	4.00%	11/15/28	630,000	629,519
Toyota Motor Corp.	(a)	5.28%	07/13/26	600,000	603,823
Toyota Motor Credit Corp.		4.05%	09/05/28	1,225,000	1,231,402
VICI Properties LP/VICI Note Co., Inc.	(a)(d)	5.75%	02/01/27	220,000	222,513
VICI Properties LP/VICI Note Co., Inc.	(a)(d)	3.75%	02/15/27	150,000	149,155
					3,961,660
Consumer Non-Cyclical 3.0%
AbbVie, Inc.	(a)	3.20%	05/14/26	530,000	528,730
AbbVie, Inc.	(a)	4.25%	11/14/28	1,700,000	1,718,836
CVS Health Corp.	(a)	2.88%	06/01/26	150,000	149,297
CVS Health Corp.	(a)	3.00%	08/15/26	125,000	124,206
CVS Health Corp.	(a)	4.30%	03/25/28	1,205,000	1,209,655
Gilead Sciences, Inc.	(a)	3.65%	03/01/26	305,000	304,971
Kroger Co.	(a)	3.50%	02/01/26	150,000	150,002
Philip Morris International, Inc.	(a)	3.88%	10/27/28	1,139,000	1,137,665
Tyson Foods, Inc.	(a)	3.55%	06/02/27	250,000	248,341
					5,571,703
Energy 2.9%
ConocoPhillips Co.	(a)(c)	4.40%	07/15/27	525,000	526,468
EQT Corp.	(a)	6.50%	07/01/27	245,000	250,568
Exxon Mobil Corp.	(a)	3.04%	03/01/26	600,000	599,124
Kinder Morgan, Inc.	(a)	4.30%	03/01/28	1,000,000	1,005,475
Schlumberger Holdings Corp.	(a)(d)	5.00%	05/29/27	950,000	963,591
Schlumberger Holdings Corp.	(a)(d)	3.90%	05/17/28	2,025,000	2,021,229
					5,366,455
See financial notes
4
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 3.4%
Broadcom, Inc.	(a)	5.05%	07/12/27	250,000	254,437
Equinix, Inc.	(a)	1.45%	05/15/26	300,000	297,324
Equinix, Inc.	(a)	1.55%	03/15/28	1,215,000	1,153,818
Fiserv, Inc.	(a)	5.15%	03/15/27	125,000	126,358
Fiserv, Inc.	(a)	5.45%	03/02/28	450,000	461,005
Fiserv, Inc.	(a)	5.38%	08/21/28	210,000	215,544
Hewlett Packard Enterprise Co.	(a)	4.45%	09/25/26	125,000	125,417
Hewlett Packard Enterprise Co.	(a)	4.15%	09/15/28	1,348,000	1,349,553
Intel Corp.	(a)	3.15%	05/11/27	105,000	103,755
Intel Corp.	(a)	4.88%	02/10/28	600,000	608,764
Intel Corp.	(a)	1.60%	08/12/28	190,000	178,318
International Business Machines Corp.	(a)	4.50%	02/06/28	365,000	368,678
Oracle Corp.	(a)	2.65%	07/15/26	150,000	148,824
Synopsys, Inc.	(a)	4.55%	04/01/27	750,000	755,503
					6,147,298
Transportation 0.2%
FedEx Corp.	(a)	3.40%	02/15/28	200,000	196,986
FedEx Corp.	(a)	4.20%	10/17/28	240,000	239,787
					436,773
					26,156,621
Utility 1.6%
Electric 1.6%
Dominion Energy, Inc.	(a)	4.25%	06/01/28	900,000	903,208
National Rural Utilities Cooperative Finance Corp.	(a)	5.60%	11/13/26	500,000	506,985
Xcel Energy, Inc.	(a)	3.35%	12/01/26	400,000	397,706
Xcel Energy, Inc.	(a)	4.75%	03/21/28	1,050,000	1,064,179
					2,872,078
Total Corporates (Cost $56,601,139)					56,749,680

SHORT-TERM INVESTMENTS 50.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.6% OF NET ASSETS
International Business Machines Corp.	(a)	3.30%	05/15/26	1,540,000	1,536,525
Philip Morris International, Inc.	(a)	2.75%	02/25/26	1,375,000	1,372,527
Sumitomo Mitsui Financial Group, Inc.		2.63%	07/14/26	1,820,000	1,807,455
Total Commercial Paper & Other Corporate Obligations (Cost $4,712,181)					4,716,507

CERTIFICATES OF DEPOSIT 17.3% OF NET ASSETS
BANCO BILBAO VIZCAYA ARGENTARIA SA (NEW YORK BRANCH)		4.03%	02/04/26	1,000,000	1,000,194
BANK OF AMERICA NA		4.50%	01/07/26	100,000	100,012
BANK OF MONTREAL (CHICAGO BRANCH)
(SOFR + 0.37%)	(a)(e)	4.08%	11/13/26	1,100,000	1,100,211
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
5

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.27%)	(e)	3.98%	08/06/26	1,000,000	999,944
(SOFR + 0.31%)	(e)	4.02%	09/09/26	2,000,000	2,000,130
BARCLAYS BANK PLC (NEW YORK BRANCH)
		3.93%	04/28/26	525,000	525,059
		3.96%	05/07/26	1,500,000	1,500,343
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(SOFR + 0.30%)	(e)	4.01%	02/09/26	310,000	310,082
(SOFR + 0.37%)	(a)(e)	4.08%	09/09/26	1,000,000	1,000,147
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		4.22%	02/02/26	1,700,000	1,700,712
Credit Industriel et Commercial
(SOFR + 0.34%)	(e)	4.05%	02/06/26	1,000,000	1,000,282
Deutsche Bank AG
(SOFR + 0.37%)	(e)	4.08%	02/05/26	1,108,000	1,108,212
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.24%)	(e)	3.95%	01/27/26	1,400,000	1,400,165
MIZUHO BANK LTD (NEW YORK BRANCH)		3.92%	06/09/26	1,000,000	1,000,236
MUFG BANK LTD (NEW YORK BRANCH)
		4.35%	01/26/26	1,000,000	1,000,434
		3.92%	06/11/26	1,500,000	1,500,459
NATIXIS (NEW YORK BRANCH)		3.91%	04/20/26	600,000	600,115
Natixis SA
		4.51%	02/20/26	350,000	350,291
		5.61%	09/18/26	925,000	936,732
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.32%)	(e)	4.03%	05/15/26	1,700,000	1,700,759
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.25%)	(e)	3.96%	05/14/26	2,000,000	2,000,461
(SOFR + 0.27%)	(e)	4.04%	06/02/26	2,000,000	2,000,388
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		4.00%	03/12/26	1,000,000	1,000,367
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(SOFR + 0.30%)	(a)(e)	4.07%	03/18/26	210,000	210,088
	(a)	4.40%	07/27/26	390,000	391,248
(SOFR + 0.32%)	(a)(e)	4.09%	08/14/26	1,100,000	1,100,275
(SOFR + 0.37%)	(a)(e)	4.14%	11/09/26	2,500,000	2,501,105
(SOFR + 0.37%)	(a)(e)	4.14%	11/13/26	340,000	340,132
Westpac Banking Corp.		4.31%	03/19/26	1,500,000	1,501,368
Total Certificates Of Deposit (Cost $31,865,226)					31,879,951

See financial notes
6
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ASSET-BACKED COMMERCIAL PAPER 9.7% OF NET ASSETS
Antalis SA	(c)(d)(f)	4.06%	03/11/26	2,485,000	2,466,284
BARCLAYS BANK PLC US COLLATERALIZED CP NOTES SERIES 2010-1	(c)(d)(f)	4.30%	02/09/26	935,000	931,038
BEDFORD ROW FUNDING CORP	(c)(d)(f)	3.90%	04/30/26	1,500,000	1,481,250
CABOT TRAIL FUNDING LLC	(c)(d)(f)	4.30%	02/03/26	100,000	99,646
CHARIOT FUNDING LLC
(SOFR + 0.27%)	(a)(c)(d)(e)	4.04%	05/20/26	750,000	750,002
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.30%)	(a)(c)(d)(e)	4.01%	06/29/26	1,500,000	1,500,072
(SOFR + 0.32%)	(a)(c)(e)	4.03%	08/03/26	1,000,000	1,000,069
FALCON ASSET FUNDING LLC
(SOFR + 0.28%)	(a)(c)(d)(e)	4.05%	04/27/26	1,500,000	1,500,032
GOTHAM FUNDING CORP	(c)(d)(f)	4.05%	01/15/26	1,400,000	1,397,805
LMA-Americas LLC
	(c)(d)(f)	4.03%	04/09/26	600,000	593,796
	(c)(d)(f)	3.95%	04/22/26	720,000	711,578
Mainbeach Funding LLC
	(c)(d)(f)	3.75%	01/06/26	2,500,000	2,498,452
	(c)(d)(f)	4.29%	02/05/26	1,300,000	1,295,104
MetLife Short Term Funding LLC	(c)(d)(f)	4.41%	01/02/26	835,000	834,828
PODIUM FUNDING TRUST	(c)(f)	4.27%	02/03/26	800,000	797,185
Total Asset-Backed Commercial Paper (Cost $17,855,355)					17,857,141

FINANCIAL COMPANY COMMERCIAL PAPER 16.5% OF NET ASSETS
ANZ New Zealand International Ltd.	(c)(d)(f)	4.30%	02/17/26	1,500,000	1,492,620
BOFA SECURITIES INC	(d)(f)	3.83%	07/16/26	800,000	783,576
BPCE SA	(d)(f)	4.25%	02/13/26	1,000,000	995,422
CANADIAN IMPERIAL BANK OF COMMERCE	(d)(f)	4.26%	02/09/26	2,000,000	1,991,767
Credit Industriel et Commercial
	(d)(f)	4.27%	02/11/26	184,000	183,200
	(d)(f)	4.15%	05/12/26	297,000	292,893
HSBC USA, Inc.
	(d)(f)	4.43%	02/10/26	445,000	443,060
	(d)(f)	4.00%	10/01/26	2,500,000	2,428,496
ING US FUNDING LLC
	(c)(d)(f)	3.97%	02/09/26	1,000,000	995,848
(SOFR + 0.22%)	(c)(d)(e)	3.99%	05/12/26	3,500,000	3,500,368
Lloyds Bank Corporate Markets PLC	(f)	4.42%	02/09/26	800,000	796,705
Lloyds Bank PLC	(f)	3.93%	05/13/26	3,631,000	3,580,736
Macquarie Bank Ltd.
	(d)(f)	4.33%	02/12/26	600,000	597,342
	(d)(f)	4.33%	03/19/26	250,000	247,985
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
7

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Bank of Canada
	(d)(f)	4.39%	02/05/26	250,000	249,074
	(d)(f)	4.20%	05/04/26	2,100,000	2,072,967
NATIXIS (NEW YORK BRANCH)	(f)	4.25%	02/06/26	250,000	249,045
NORDEA BANK ABP	(d)(f)	4.25%	02/09/26	2,700,000	2,688,638
ROYAL BANK OF CANADA
	(d)(f)	4.50%	02/02/26	500,000	498,299
	(d)(f)	4.19%	05/19/26	900,000	887,057
SANTANDER UK PLC	(f)	3.98%	02/03/26	1,000,000	996,474
SKANDINAVISKA ENSKILDA BANKEN AB	(d)(f)	4.39%	03/02/26	1,800,000	1,788,691
UBS AG (LONDON BRANCH)
(SOFR + 0.28%)	(a)(d)(e)	4.05%	05/20/26	1,000,000	1,000,039
(SOFR + 0.28%)	(a)(d)(e)	4.05%	05/21/26	1,500,000	1,500,059
Total Financial Company Commercial Paper (Cost $30,247,586)					30,260,361

NON-FINANCIAL COMPANY COMMERCIAL PAPER 2.5% OF NET ASSETS
Honeywell International, Inc.	(d)(f)	4.05%	03/20/26	2,975,000	2,950,405
TotalEnergies Capital SA	(c)(d)(f)	3.91%	03/31/26	1,600,000	1,585,080
Total Non-Financial Company Commercial Paper (Cost $4,534,117)					4,535,485

VARIABLE RATE DEMAND NOTES 2.0% OF NET ASSETS
Greyshoe Issuing Trust
Taxable Variable Rate Demand Notes Series 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)(g)	3.80%	12/01/72	1,000,000	1,000,000
Jefferson Westchester LLC
Taxable M/F Housing RB Series 2023A (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)(g)	3.80%	11/01/63	1,000,000	1,000,000
Keep Memory Alive
Taxable Variable Rate Demand Notes Series 2013 (LOC: PNC BANK NA)	(a)(c)(g)	3.87%	05/01/37	1,700,000	1,700,000
Total Variable Rate Demand Notes (Cost $3,700,000)					3,700,000
(Cost $92,914,465)					92,949,445

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 18.0% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 9.2%
BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/02/26		3.83	01/02/26	2,769,589	2,769,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,836,400, 2.00%-7.00%, due 05/15/28-01/01/56)
See financial notes
8
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CITIGROUP GLOBAL MARKETS, INC.
Issued 12/31/25, repurchase date 01/02/26		3.83	01/02/26	3,000,638	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,040, 0.13%-4.38%, due 07/31/26-10/15/26)
CREDIT AGRICOLE CIB
Issued 12/31/25, repurchase date 01/02/26		3.83	01/02/26	3,000,638	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,150,001, 5.12%, due 06/20/55)
FICC- BANK OF NEW YORK MELLON
Issued 12/31/25, repurchase date 01/02/26		3.82	01/02/26	3,000,637	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,000, 5.50%, due 11/01/52)
FICC - BOFA SECURITIES, INC.
Issued 12/31/25, repurchase date 01/02/26		3.86	01/02/26	2,000,429	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000, 6.00%, due 12/01/55)
GOLDMAN SACHS & CO. LLC
Issued 12/31/25, repurchase date 01/02/26		3.84	01/02/26	3,024,645	3,024,000
(Collateralized by U.S. Government Agency Securities valued at $3,087,847, 3.00%-7.00%, due 01/01/35-04/01/53)
Issued 12/31/25, repurchase date 01/07/26		3.76	01/07/26	100,073	100,000
(Collateralized by U.S. Government Agency Securities valued at $103,000, 5.00%, due 09/20/48)
					16,893,000
U.S. TREASURY REPURCHASE AGREEMENTS 0.5%
FICC - BOFA SECURITIES, INC.
Issued 12/31/25, repurchase date 01/02/26		3.83	01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,043, 1.25%-3.63%, due 03/31/28-02/15/44)
					1,000,000
OTHER REPURCHASE AGREEMENTS** 8.3%
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.72	01/02/26	795,883	795,719
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $814,983, 0.00%-2.38%, due 10/15/27-01/01/00)

BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/07/26		3.80	01/07/26	100,074	100,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $105,452, 5.10%, due 04/22/31)
BOFA SECURITIES, INC.
Issued 12/01/25, repurchase date 04/06/26	(a)(e)	4.21	04/06/26	4,064,680	4,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $4,320,000, 0.00%, due 01/01/00) (SOFR + 0.50%)
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
9

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CITIGROUP GLOBAL MARKETS, INC.
Issued 11/20/25, repurchase date 03/06/26	(a)(e)	4.02	03/06/26	5,163,370	5,102,716
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $5,508,013, 0.00%, due 01/01/00) (SOFR + 0.31%)
WELLS FARGO SECURITIES LLC
Issued 12/03/25, repurchase date 07/08/26	(a)	4.48	07/08/26	5,340,423	5,201,210
(Collateralized by U.S. Government Agency Securities valued at $5,980,000, 0.00%-11.45%, due 06/10/30-05/15/35)
					15,199,645
Total Repurchase Agreements (Cost $33,088,719)					33,092,645
Total Investments in Securities (Cost $182,604,323)					182,791,770

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Fixed-to-Float security is in a fixed-rate coupon period.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $48,589,261 or 26.4% of net assets.

(e)	Variable rate security; rate shown is effective rate at period end.
(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CP —	Commercial paper
ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
10
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $149,515,604)		$149,699,125
Repurchase agreements, at value - unaffiliated issuers (cost $33,088,719)		33,092,645
Cash		242,320
Receivables:
Interest	+	960,628
Total assets		183,994,718

Liabilities
Payables:
Investments bought		242,295
Management fees	+	21,089
Total liabilities		263,384
Net assets		$183,731,334

Net Assets by Source
Capital received from investors		$183,534,807
Total distributable earnings	+	196,527
Net assets		$183,731,334

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$183,731,334		7,300,000		$25.17

See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
11

Schwab Ultra-Short Income ETF
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$4,579,329
Other Interest	+	24,252
Total investment income		4,603,581

Expenses
Management fees		146,233
Total expenses	–	146,233
Net investment income		4,457,348

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(15,438)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	184,999
Net realized and unrealized gains		169,561
Increase in net assets resulting from operations		$4,626,909
See financial notes
12
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		8/13/24*-12/31/24
Net investment income		$4,457,348	$938,623
Net realized losses		(15,438)	(3,363)
Net change in unrealized appreciation (depreciation)	+	184,999	2,448
Increase in net assets resulting from operations		$4,626,909	$937,708

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,444,370 )	($923,720 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			8/13/24*-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,100,000	$128,350,594	2,800,000	$70,189,334
Other capital		—	57,376	—	28,076
Shares redeemed	+	(600,000)	(15,090,573)	—	—
Net transactions in fund shares		4,500,000	$113,317,397	2,800,000	$70,217,410

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			8/13/24*-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,800,000	$70,231,398	—	$—
Total increase	+	4,500,000	113,499,936	2,800,000	70,231,398
End of period		7,300,000	$183,731,334	2,800,000	$70,231,398

*	Commencement of operations.
See financial notes
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
13

Schwab Ultra-Short Income ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Ultra-Short Income ETF	Schwab U.S. TIPS ETF
Schwab Government Money Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab High Yield Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Ariel Opportunities ETF
Schwab International Small-Cap Equity ETF	Schwab Crypto Thematic ETF
Schwab Emerging Markets Equity ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. REIT ETF	Schwab Core Bond ETF
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Ultra-Short Income ETF’s goal is to seek current income consistent with capital preservation while maintaining liquidity.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
14
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements
15

Schwab Ultra-Short Income ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities in alignment with the fund’s investment objective. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2025, the fund had investments in repurchase agreements with a gross value of $33,092,645 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis, if any, are identified as such in the fund’s Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN. These put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow the fund to exercise its demand rights at any time, some such securities may only allow the fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. The fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
16
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements
17

Schwab Ultra-Short Income ETF
Financial Notes (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.14% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended December 31, 2025, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
18
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes (continued)

 6. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$57,691,975	$14,547,439

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
There were no in-kind transactions for the period ended December 31, 2025.
For the period ended December 31, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2025, if any, are disclosed in the fund’s Statement of Operations.

8. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$182,604,323	$195,511	($8,064 )	$187,447

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$27,881	$187,447	($18,801 )	$196,527
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the fund had capital loss carryforwards of $18,801.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL PERIOD END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$4,444,370	$923,720
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements
19

Schwab Ultra-Short Income ETF
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended December 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
20
Schwab Ultra-Short Income ETF  | Annual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Ultra-Short Income ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Ultra-Short Income ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of December 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from August 13, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from August 13, 2024 (commencement of operations) through December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
22
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
23

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
24
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Ultra-Short Income ETF | Annual Holdings and Financial Statements
25

MFR126631-01
00321739

Annual Holdings and Financial Statements | December 31, 2025
Schwab Government Money Market ETF

    Ticker Symbol SGVT

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Government Money Market ETF | Annual Holdings and Financial Statements
1

Schwab Government Money Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

6/12/25[1]– 12/31/25
Per-Share Data
Net asset value at beginning of period	$100.00
Income (loss) from investment operations:
Net investment income (loss)[2]	2.11
Net realized and unrealized gains (losses)	0.11
Total from investment operations	2.22
Less distributions:
Distributions from net investment income	(1.74)
Net asset value at end of period	$100.48
Total return	2.24%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.28%[4]
Net investment income (loss)	3.82%[4]
Net assets, end of period (x 1,000,000)	$457

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
See financial notes
2
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 40.6% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.02%)	(a)	3.73%	01/02/26	01/06/26	1,000,000	999,999
	(b)	4.23%		01/06/26	500,000	499,708
	(b)	4.29%		01/08/26	500,000	499,611
		0.46%		01/29/26	150,000	149,648
	(b)	3.81%		02/18/26	1,100,000	1,094,737
	(b)	3.66%		03/06/26	200,000	198,733
	(b)	3.86%		03/20/26	100,000	99,230
	(b)	3.79%		04/20/26	200,000	197,843
	(b)	3.65%		04/22/26	100,000	98,902
		4.00%		05/01/26	200,000	200,258
	(b)	3.73%		06/01/26	1,000,000	985,433
	(b)	3.62%		06/11/26	1,000,000	984,475
		4.38%		06/23/26	100,000	100,364
	(b)	3.77%		06/25/26	200,000	196,627
	(b)	3.62%		06/29/26	407,000	399,979
(SOFR + 0.05%)	(a)	3.82%	01/02/26	07/02/26	50,000	50,000
		4.38%		07/06/26	50,000	50,183
		4.63%		07/17/26	62,000	62,301
		3.15%		07/20/26	1,000,000	997,713
	(b)	3.74%		07/27/26	100,000	98,021
(SOFR + 0.03%)	(a)	3.74%	01/02/26	07/28/26	5,000,000	5,000,070
		5.00%		07/30/26	50,000	50,366
(EFFR + 0.08%)	(a)	3.72%	01/02/26	08/11/26	500,000	500,019
(EFFR + 0.07%)	(a)	3.71%	01/02/26	09/08/26	1,750,000	1,750,090
		3.50%		10/02/26	1,600,000	1,599,072
	(b)	3.58%		10/02/26	900,000	877,484
(SOFR + 0.06%)	(a)	3.77%	01/02/26	10/06/26	600,000	600,022
(EFFR + 0.07%)	(a)	3.71%	01/02/26	10/15/26	4,000,000	4,000,271
(SOFR + 0.13%)	(a)	3.84%	01/02/26	11/02/26	1,000,000	1,000,479
		3.50%		12/22/26	200,000	199,977
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/24/27	500,000	500,042
(EFFR + 0.13%)	(a)	3.77%	01/02/26	07/09/27	50,000	50,007
(EFFR + 0.16%)	(a)	3.80%	01/02/26	07/19/27	1,000,000	1,000,137
(SOFR + 0.14%)	(a)	3.85%	01/02/26	08/25/27	50,000	50,010
(EFFR + 0.18%)	(a)	3.82%	01/02/26	09/23/27	300,000	300,048
(EFFR + 0.19%)	(a)	3.83%	01/02/26	09/29/27	100,000	100,017
(SOFR + 0.12%)	(a)	3.83%	01/02/26	11/12/27	400,000	400,332
(SOFR + 0.11%)	(a)	3.82%	01/02/26	11/19/27	100,000	100,066
See financial notes
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
3

Schwab Government Money Market ETF
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN BANKS
	(b)	3.89%		01/14/26	100,000	99,864
	(b)	3.89%		01/15/26	5,500,000	5,491,979
	(b)	3.93%		01/15/26	5,600,000	5,591,833
	(b)	4.06%		01/16/26	200,000	199,689
	(b)	3.84%		01/28/26	500,000	498,639
	(b)	3.82%		02/02/26	6,000,000	5,980,668
	(b)	3.91%		02/04/26	400,000	398,633
	(b)	3.84%		02/06/26	5,000,000	4,981,937
	(b)	4.09%		02/11/26	300,000	298,770
	(b)	3.80%		02/12/26	2,600,000	2,589,084
	(b)	3.82%		02/13/26	1,000,000	995,704
	(b)	4.16%		02/20/26	935,000	930,344
(SOFR + 0.01%)	(a)	3.72%	01/02/26	02/27/26	10,000,000	10,000,021
	(b)	3.77%		03/02/26	700,000	695,837
	(b)	3.84%		03/02/26	4,000,000	3,976,210
	(b)	3.85%		03/02/26	4,500,000	4,473,236
	(b)	3.77%		03/03/26	400,000	397,582
	(b)	3.85%		03/04/26	1,500,000	1,490,786
		0.96%		03/05/26	50,000	49,775
	(b)	3.81%		03/05/26	500,000	496,880
	(b)	4.07%		03/06/26	1,000,000	993,662
	(b)	3.82%		03/13/26	2,000,000	1,985,960
		4.13%		03/13/26	50,000	50,053
		4.88%		03/13/26	50,000	50,126
	(b)	3.85%		03/18/26	1,600,000	1,587,989
	(b)	3.65%		03/20/26	500,000	496,149
	(b)	3.73%		03/20/26	600,000	595,379
(SOFR + 0.02%)	(a)	3.73%	01/02/26	03/30/26	6,000,000	6,000,097
	(b)	3.68%		03/31/26	600,000	594,735
	(b)	3.72%		03/31/26	600,000	594,735
	(b)	3.83%		03/31/26	600,000	594,735
(SOFR + 0.02%)	(a)	3.79%	01/02/26	04/02/26	100,000	100,000
	(b)	3.73%		04/08/26	300,000	297,117
	(b)	3.82%		04/08/26	300,000	297,117
	(b)	3.79%		04/09/26	1,000,000	990,293
(SOFR + 0.04%)	(a)	3.75%	01/02/26	04/13/26	100,000	100,001
	(b)	3.64%		04/15/26	700,000	692,793
	(b)	3.71%		04/15/26	700,000	692,793
	(b)	3.80%		04/15/26	600,000	593,823
	(b)	3.82%		04/15/26	1,000,000	989,704
	(c)	3.00%		04/29/26	500,000	498,926
	(b)	3.78%		04/30/26	1,000,000	988,233
		3.38%		05/06/26	900,000	899,287
(SOFR + 0.02%)	(a)	3.73%	01/02/26	05/07/26	5,500,000	5,500,258
(SOFR + 0.01%)	(a)	3.72%	01/02/26	05/11/26	9,000,000	9,000,148
(SOFR + 0.04%)	(a)	3.75%	01/02/26	05/20/26	1,000,000	1,000,000
(SOFR + 0.02%)	(a)	3.73%	01/02/26	05/26/26	8,000,000	8,000,135
(SOFR + 0.03%)	(a)	3.74%	01/02/26	05/27/26	7,000,000	7,000,036
(SOFR + 0.01%)	(a)	3.72%	01/02/26	06/03/26	11,000,000	11,000,230
See financial notes
4
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	3.71%		06/05/26	1,000,000	985,050
(SOFR + 0.02%)	(a)	3.73%	01/02/26	06/08/26	1,100,000	1,100,073
		0.88%		06/12/26	1,000,000	988,164
		4.38%		06/12/26	100,000	100,325
	(b)	3.62%		06/17/26	500,000	491,950
	(b)	3.63%		06/17/26	3,600,000	3,542,040
		1.50%		07/20/26	500,000	493,874
	(b)	3.93%		08/19/26	200,000	195,656
(SOFR + 0.01%)	(a)	3.72%	01/02/26	08/25/26	1,000,000	1,000,036
(SOFR + 0.07%)	(a)	3.78%	01/02/26	09/11/26	500,000	500,142
		4.00%		09/11/26	100,000	99,956
		4.00%		09/15/26	750,000	749,279
		4.00%		09/18/26	550,000	550,076
	(b)	3.54%		10/02/26	700,000	682,488
		4.05%		10/02/26	300,000	299,831
		3.75%		10/09/26	400,000	399,768
		3.91%		10/09/26	400,000	400,041
		4.00%		10/09/26	1,600,000	1,605,121
		3.63%		10/23/26	500,000	499,569
(SOFR + 0.04%)	(a)	3.75%	01/02/26	11/06/26	900,000	900,050
		4.63%		11/17/26	2,000,000	2,017,255
		3.75%		12/04/26	600,000	599,942
		3.76%		12/17/26	615,000	615,206
	(b)	3.50%		12/24/26	500,000	484,039
		3.75%		01/08/27	600,000	600,109
(SOFR + 0.15%)	(a)	3.92%	01/02/26	04/02/27	2,000,000	2,000,114
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/17/27	50,000	50,003
(SOFR + 0.13%)	(a)	3.84%	01/02/26	06/17/27	25,000	25,002
(SOFR + 0.15%)	(a)	3.86%	01/02/26	08/26/27	900,000	900,093
(SOFR + 0.16%)	(a)	3.87%	01/02/26	09/15/27	200,000	200,005
(SOFR + 0.18%)	(a)	3.89%	01/02/26	09/21/27	400,000	400,109
(SOFR + 0.18%)	(a)	3.89%	01/02/26	10/20/27	1,800,000	1,800,113
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(b)	4.00%		01/12/26	2,000,000	1,997,667
	(b)	3.86%		01/16/26	900,000	898,600
	(b)	3.70%		01/30/26	700,000	697,958
		3.70%		03/09/26	2,500,000	2,500,414
		3.68%		03/23/26	600,000	600,123
		3.63%		04/06/26	600,000	600,002
		3.32%		04/23/26	1,500,000	1,498,527
		3.33%		05/06/26	900,000	899,576
		3.65%		05/15/26	1,000,000	999,382
		3.65%		05/20/26	1,000,000	999,682
		3.22%		05/27/26	600,000	599,816
		3.75%		10/19/26	500,000	499,973
		3.75%		10/23/26	400,000	399,970
		3.75%		11/03/26	300,000	299,573
		3.63%		11/20/26	600,000	599,871
		3.63%		11/27/26	1,675,000	1,672,205
		3.63%		12/16/26	1,000,000	999,846
See financial notes
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
5

Schwab Government Money Market ETF
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.63%		12/18/26	2,000,000	1,998,196
(SOFR + 0.08%)	(a)	3.79%	01/02/26	01/08/27	50,000	50,009
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/05/27	400,000	400,341
(SOFR + 0.12%)	(a)	3.83%	01/02/26	05/05/27	300,000	300,032
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/22/27	300,000	300,592
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/06/27	1,300,000	1,302,393
FEDERAL NATIONAL MORTGAGE ASSOCIATION
	(b)	3.80%		01/23/26	600,000	598,658
	(b)	3.85%		01/30/26	1,000,000	997,083
Total U.S. Government Agency Debt (Cost $185,819,146)						185,850,227

U.S. TREASURY DEBT 7.2% OF NET ASSETS
UNITED STATES TREASURY
		4.25%		01/31/26	150,000	150,063
		0.50%		02/28/26	250,000	248,708
		2.50%		02/28/26	50,000	49,904
		4.63%		02/28/26	750,000	751,005
		0.75%		03/31/26	50,000	49,674
		4.50%		03/31/26	100,000	100,217
		0.75%		04/30/26	1,975,000	1,957,052
		2.38%		04/30/26	100,000	99,634
(3 mo. US TBILL + 0.15%)	(a)	3.75%	01/02/26	04/30/26	9,250,000	9,249,509
		4.88%		04/30/26	1,900,000	1,907,867
		3.63%		05/15/26	100,000	100,049
		0.75%		05/31/26	631,000	623,851
		2.13%		05/31/26	300,000	298,233
		4.88%		05/31/26	3,304,000	3,321,483
		0.88%		06/30/26	475,000	468,848
		1.88%		06/30/26	500,000	496,076
		4.63%		06/30/26	550,000	552,932
		4.50%		07/15/26	100,000	100,518
		0.63%		07/31/26	550,000	540,879
		1.88%		07/31/26	150,000	148,593
		4.38%		07/31/26	400,000	401,937
		0.75%		08/31/26	2,970,000	2,916,278
		1.38%		08/31/26	350,000	345,125
		3.75%		08/31/26	400,000	400,507
		4.63%		09/15/26	100,000	100,754
		0.88%		09/30/26	2,900,000	2,843,239
		3.50%		09/30/26	200,000	199,898
(3 mo. US TBILL + 0.21%)	(a)	3.81%	01/02/26	10/31/26	1,800,000	1,801,455
		4.25%		11/30/26	700,000	704,388
		4.25%		12/31/26	200,000	201,414
		1.25%		12/31/26	100,000	97,799
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	04/30/27	275,000	275,110
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	07/31/27	1,200,000	1,200,784
Total U.S. Treasury Debt (Cost $32,677,692)						32,703,783
See financial notes
6
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 46.8% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 17.7%
BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	2,000,426	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,061,502, 2.00% - 7.00%, due 12/01/29 - 12/20/55)
BOFA SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	14,002,994	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,420,000, 3.50% - 10.12%, due 08/25/26 - 01/20/46)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,041, 0.13% - 4.38%, due 07/31/26 - 10/15/26)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	1,000,727	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,041, 0.13% - 4.38%, due 07/31/26 - 10/15/26)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,050,000, 5.12%, due 06/20/55)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.86%		01/02/26	2,000,429	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000, 6.00%, due 12/01/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	7,001,486	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,210,000, 2.00% - 8.00%, due 10/01/30 - 12/01/55)
GOLDMAN SACHS & CO LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	3,000,640	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,061,936, 2.63% - 4.00%, due 05/20/34 - 12/20/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	11,008,042	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,220,000, 2.50% - 6.50%, due 11/01/31 - 01/01/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	2,000,428	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,040,059, 0.00% - 4.38%, due 08/06/26 - 06/01/52)
WELLS FARGO BANK NA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	7,001,489	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,280,000, 6.00%, due 11/01/55)
See financial notes
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
7

Schwab Government Money Market ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	1,000,725	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,000, 6.00%, due 11/01/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	3,002,193	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,120,000, 6.00%, due 11/01/55)
WELLS FARGO SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	7,001,489	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,280,000, 6.00%, due 06/01/55)
Issued 12/30/25, repurchase date 01/05/26		3.73%		01/05/26	1,000,622	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,001, 6.00%, due 06/01/55)
Issued 12/29/25, repurchase date 01/05/26		3.80%		01/05/26	4,002,956	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,160,000, 6.00%, due 06/01/55)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	10,007,253	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,400,001, 6.00%, due 06/01/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	4,002,924	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,160,000, 2.00%, due 05/01/51)
						81,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 29.1%
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	25,716,833	25,711,376
(Collateralized by U.S. Treasury Securities valued at $26,225,627, 0.00% - 4.63%, due 01/29/26 - 05/15/48)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,058, 3.00% - 4.63%, due 02/28/26 - 02/15/47)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	3,000,637	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,056, 0.13% - 4.13%, due 11/30/26 - 11/15/31)
Issued 12/31/25, repurchase date 01/07/26		3.73%		01/07/26	24,017,407	24,000,000
(Collateralized by U.S. Treasury Securities valued at $24,480,039, 0.13% - 4.25%, due 11/30/26 - 09/30/31)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,017, 4.25%, due 01/15/28)
Issued 12/29/25, repurchase date 01/05/26		3.79%		01/05/26	1,000,737	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,017, 4.25%, due 01/15/28)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	6,001,277	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,035, 0.00% - 4.88%, due 02/19/26 - 08/15/48)
See financial notes
8
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	12,002,547	12,000,000
(Collateralized by U.S. Treasury Securities valued at $12,240,043, 2.00%, due 11/15/41)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	9,001,910	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,035, 3.25%, due 05/15/42)
GOLDMAN SACHS & CO LLC
Issued 12/26/25, repurchase date 01/02/26		3.75%		01/02/26	2,001,458	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,084, 4.13% - 5.50%, due 08/15/28 - 11/15/32)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	40,008,511	40,000,000
(Collateralized by U.S. Treasury Securities valued at $40,800,051, 2.13% - 4.00%, due 05/31/26 - 10/31/29)
Issued 12/31/25, repurchase date 01/07/26		3.75%		01/07/26	3,002,188	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,006, 2.63% - 2.88%, due 02/15/29 - 11/15/46)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/26/25, repurchase date 01/02/26		3.76%		01/02/26	1,000,731	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,076, 0.00% - 4.63%, due 08/06/26 - 02/15/47)
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	3,000,640	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,049, 0.00% - 2.25%, due 05/07/26 - 02/15/27)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	1,000,727	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,054, 0.25% - 4.00%, due 06/30/26 - 02/15/54)
						132,711,376
Total Repurchase Agreements (Cost $213,711,376)						213,711,376
Total Investments in Securities (Cost $432,208,214)						432,265,386

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
9

Schwab Government Money Market ETF
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $218,496,838)		$218,554,010
Repurchase agreements, at value - unaffiliated issuers (cost $213,711,376)		213,711,376
Receivables:
Fund shares sold		24,114,073
Interest	+	886,789
Total assets		457,266,248

Liabilities
Payables:
Investment adviser and administrator fees	+	103,617
Total liabilities		103,617
Net assets		$457,162,631

Net Assets by Source
Capital received from investors		$457,030,348
Total distributable earnings	+	132,283
Net assets		$457,162,631

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$457,162,631		4,550,000		$100.48

See financial notes
10
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Statement of Operations

For the period June 12, 2025* through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$4,544,191

Expenses
Management fees		310,588
Total expenses	–	310,588
Net investment income		4,233,603

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		53
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	57,172
Net realized and unrealized gains		57,225
Increase in net assets resulting from operations		$4,290,828

*	Commencement of operations.
See financial notes
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
11

Schwab Government Money Market ETF
Statement of Changes in Net Assets

For the current period only
OPERATIONS
	6/12/25*-12/31/25
Net investment income		$4,233,603
Net realized gains		53
Net change in unrealized appreciation (depreciation)	+	57,172
Increase in net assets resulting from operations		$4,290,828

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,158,545 )

TRANSACTIONS IN FUND SHARES
	6/12/25*-12/31/25
		SHARES	VALUE
Shares sold		4,920,000	$494,222,027
Shares redeemed	+	(370,000)	(37,191,679)
Net transactions in fund shares		4,550,000	$457,030,348

SHARES OUTSTANDING AND NET ASSETS
	6/12/25*-12/31/25
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	4,550,000	457,162,631
End of period		4,550,000	$457,162,631

*	Commencement of operations.
See financial notes
12
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Government Money Market ETF	Schwab U.S. TIPS ETF
Schwab Ultra-Short Income ETF	Schwab Short-Term U.S. Treasury ETF
Schwab High Yield Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Ariel Opportunities ETF
Schwab International Small-Cap Equity ETF	Schwab Crypto Thematic ETF
Schwab Emerging Markets Equity ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. REIT ETF	Schwab Core Bond ETF
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The Government Money Market ETF commenced operations on June 12, 2025.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Government Money Market ETF seeks current income consistent with capital preservation while maintaining liquidity. To pursue its goal, the fund invests in U.S. government securities, such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
Although the fund will seek to operate as a "government money market fund," it will not seek to maintain a stable NAV per share nor will it use the amortized cost method of valuation.  Instead, the fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the fund operates as an ETF.  As an ETF, the fund’s shares will be traded on a national securities exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the securities exchange. A shareholder could lose money by investing in the fund.  Because the share price and NAV of the fund will fluctuate, when shares are sold on a securities exchange (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
13

Schwab Government Money Market ETF
Financial Notes (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs
14
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities in alignment with the fund’s investment objective. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2025, the fund had investments in repurchase agreements with a gross value of $213,711,376 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
15

Schwab Government Money Market ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
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Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.28% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended December 31, 2025, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
17

Schwab Government Money Market ETF
Financial Notes (continued)

6. In-Kind Transactions: (continued):
variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
There were no in-kind transactions for the period ended December 31, 2025.
For the period ended December 31, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2025, if any, are disclosed in the fund’s Statement of Operations.

7. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$432,208,214	$60,266	($3,094 )	$57,172

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$75,111	$57,172	$132,283
As of December 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions paid during the period ended December 31, 2025, was as follows:
CURRENT FISCAL PERIOD END DISTRIBUTIONS
ORDINARY INCOME
$4,158,545
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
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Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes (continued)

 8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
19

Schwab Government Money Market ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Government Money Market ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Government Money Market ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of December 31, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from June 12, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 12, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
20
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
21

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
22
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Government Money Market ETF | Annual Holdings and Financial Statements
23

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
24
Schwab Government Money Market ETF | Annual Holdings and Financial Statements

MFR129743-00
00321745

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Not applicable.
(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs, Schwab Core Bond ETF, Schwab Government Money Market ETF and Schwab Ultra-Short Income ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 13, 2026